UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23207

Brinker Capital Destinations Trust

(Exact name of registrant as specified in charter)

1055 Westlakes Drive, Suite 250

Berwyn, PA 19312

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

Wilmington, Delaware 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1 (610) 407-5500

Date of fiscal year end:

February 28

Date of reporting period:

February 28, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking rules.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

(a)	The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Annual Report
February 28, 2022
Destinations Large Cap Equity Fund   Class / Ticker : I / DLCFX, Z / DLCZX
Destinations Small-Mid Cap Equity Fund   Class / Ticker : I / DSMFX, Z / DSMZX
Destinations International Equity Fund   Class / Ticker : I / DIEFX, Z / DIEZX
Destinations Equity Income Fund   Class / Ticker : I / DGEFX, Z / DGEZX
Destinations Core Fixed Income Fund   Class / Ticker : I / DCFFX, Z / DCFZX
Destinations Low Duration Fixed Income Fund   Class / Ticker : I / DLDFX, Z / DLDZX
Destinations Global Fixed Income Opportunities Fund   Class / Ticker : I / DGFFX, Z / DGFZX
Destinations Municipal Fixed Income Fund   Class / Ticker : I / DMFFX, Z / DMFZX
Destinations Multi Strategy Alternatives Fund   Class / Ticker : I / DMSFX, Z / DMSZX
Destinations Shelter Fund    Class / Ticker : I / DSHFX, Z / DSHZX
As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial advisor. Instead, the reports will be made available on the Funds’ website (www.destinationsfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial advisor.
You may elect to receive all future reports in paper free of charge. You can contact your financial advisor to inform them that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Destinations Funds held in your account.
www.destinationsfunds.com // 877.771.7979

Shareholder Letter (Unaudited)

Dear Shareholder,
We are pleased to provide the annual report of the Destinations Funds for the twelve-month reporting period for the fiscal year ended February 28, 2022. Please refer to the investment commentary for a detailed look at prevailing economic and market conditions during the Funds’ reporting period.
As always, we remain committed to providing you with excellent service and a full spectrum of investment choices to help you while you pursue your objectives and goals. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.destinationsfunds.com. On our website, you can gain immediate access to Destinations Funds information, including:
•
Fund prices and performance,

•
Holdings,

•
Distributions, and

•
A host of fund literature and resources

We want to thank you for your continued confidence in the Destinations Funds and we look forward to helping you meet your financial goals.
Sincerely,
Donna M. Marley
Chief Operating Officer, Brinker Capital Destinations Trust
April 29, 2022
Important Disclosure:
Mutual fund investing involves risk. The value of your investment in a Fund could go down. Multi-investment management styles may lead to overlapping securities transactions and higher transaction expenses compared to single investment management styles. Outcomes depend on the skill of the sub-advisers and adviser and the allocation of assets amongst them, as well as market fluctuations and industry/economic trends etc.

Investment Commentary (Unaudited)

Equity market performance was mixed for the twelve months ending February 28, 2022 (“the period”). Accommodative fiscal and monetary policy, in addition to strong corporate earnings helped generate positive returns, but heightened volatility during the back half of the period created challenges for certain areas of equity markets. The emergence of COVID-19 variants led to fears that new surges in cases would hinder economic growth. Persistent higher inflation also weighed on the economy with increased expectations that the Federal Reserve may have to take a more aggressive stance on rate hikes and potential quantitative tightening. However, these expectations were somewhat tempered near the end of the period as concerns over the Russia invasion of Ukraine took hold. With both fiscal and monetary policy normalizing, we expect economic growth to remain positive but at a more moderate pace.
The Russell 3000 Index1 gained +12.2% for the period. Energy led sector returns as favorable supply/demand dynamics led to a strong rebound. Consumer staples also experienced robust performance. The financials sector was helped by a more favorable macro environment during the second half of the period. Among the laggards was the communication services sector as regulatory antitrust issues surrounding social media companies created headwinds for the sector. Stretched valuations within the consumer discretionary sector also led to a pullback in performance during the period. From a style perspective, value outperformed growth with the differential much more pronounced in mid and small cap equities. Large cap equities outpaced other market capitalizations.
Developed international equities, as measured by the FTSE All-World Developed ex US Index2, gained +3.5% for the period. Similar to the US, the COVID-19 pandemic created significant challenges for the region as surging infection rates forced waves of lockdown measures to mitigate the virus spread. However, coordinated stimulus measures across global central banks helped support markets until the virus could be contained. Concerns over the reliability of Russian energy supplies led to additional disruption for the region at the end of the period. Emerging markets, as measured by the FTSE All-World Emerging Markets Index3, fell -7.3% for the period. China, a main driver of returns within the index, experienced a meaningful drawdown after aggressively employing tighter regulatory policies earlier in the period. Russia’s unprovoked invasion of Ukraine in February served as an additional headwind, creating a high degree of geopolitical uncertainty.
Investment-grade fixed income, as measured by the ICE BofA US Broad Market Index4, declined -2.4% for the period. Treasury yields rose across maturities due in part to expectations of future rate hikes amidst tighter monetary policy. The 10-year Treasury yield finished the period at 1.84%, 39 basis points5 higher than the beginning of the period. Rising inflation expectations led to strong outperformance from the TIPS sector. High yield credit eked out a small positive return, helped by increased investor demand. Municipals outperformed US government bonds as the sector experienced tailwinds from the passing of the Infrastructure bill and favorable supply/demand dynamics.
Our overall economic outlook tilts positive in the near-term. The US economy remains on track for positive growth as evidenced by the strength in the labor market, the housing market, and consumer spending, and is moving on from COVID-19. Monetary policy currently remains accommodative as the Federal Reserve’s balance sheet continues to increase in size and previous easing measures are still working their way through the economy as monetary policy works with a lag. Fiscal policy is more of a headwind this year, and while the likelihood of sizeable new fiscal spending is slim, large scale tax increases are also unlikely. Yields have climbed higher, and while they have not yet reached levels that could negatively impact the economy and markets, the yield curve has flattened. Business confidence remains elevated, and earnings growth is expected

Russell 3000 Index — Russell 3000 — A market capitalization weighted index that tracks the performance of the 3,000 largest US traded stocks.

2
FTSE All-World Developed ex US Index — FTSE All-World Developed ex US — A market capitalization weighted index representing the performance of large and mid-cap securities from developed markets excluding the US.

3
FTSE All-World Emerging Markets Index — FTSE All-World Emerging Markets — A market capitalization weighted index that measures the performance of securities listed in advanced emerging and secondary emerging countries.

4
ICE BofA US Broad Market Index — ICE BofA US Broad Market Index — A broad based index that measures the performance of US dollar-denominated, investment grade debt securities, including US Treasury notes and bonds, quasi-government securities, corporate securities, residential and commercial mortgage-backed securities and asset-backed securities.

5
Basis Points (BPS) refers to a common unit of measure for interest rates and other percentages in finance. One basis point is equal to 1/100th of 1%, or 0.01%, or 0.0001, and is used to denote the percentage change in a financial instrument.

Investment Commentary (Unaudited) (concluded)

to be strong as companies possess pricing power. High levels of inflation are weighing on consumer confidence, but spending continues to be solid. We expect continued market volatility as we experience a normalization of liquidity and policy as well as heightened geopolitical concerns, a backdrop that is favorable for our active approach.
Thank you for your confidence and your support as shareholders of the Destinations Funds.
Sincerely,
Amy Magnotta, CFA
Investment Officer, Brinker Capital Destinations Trust
April 29, 2022

Management’s Discussion of Fund Performance (Unaudited)
Destinations Large Cap Equity Fund

Investment Objective
The investment objective of the Destinations Large Cap Equity Fund (the “Fund”) is to provide long term capital appreciation.
Investment Strategy
The Fund will invest in the equity securities of large capitalization companies. The Fund defines large cap companies as companies whose market capitalizations typically fall within the range of the Russell 1000 Index. Although most assets will typically be invested in U.S. common stocks, the Fund may invest directly in foreign stocks or indirectly through depositary receipts in keeping with the Fund’s objectives. The Fund employs a multi-manager sub-advised structure. The Adviser may also invest a portion of the Fund’s assets in shares of exchange-traded funds (ETFs), which use a passive management strategy.
Investment Commentary
For the fiscal year ending February 28, 2022, Class I returned 7.48% compared to the Russell 1000 Index return of 13.72%. Detracting from the Fund’s relative performance was stock selection within the information technology and consumer discretionary sectors. An overweight to, and stock selection within, the communication services sector also detracted from performance. Stock selection within the materials, energy and consumer staples sectors was a positive for the period.
Investment Sub-advisers
BlackRock Investment Management, LLC
Seeks to provide index exposure by replicating the total return performance of the S&P 500 Index.
Columbia Management Investment Advisers, LLC
Constructs a concentrated high growth portfolio comprised of a mix of established and emerging growth companies that are gaining market share in industries that represent a larger segment of the overall economy.
Newton Investment Management North America, LLC
Seeks to invest in companies with attractive valuation, strong fundamentals, and a catalyst for business improvement.
River Road Asset Management, LLC
Employs a fundamental bottom-up approach that seeks to identify financially strong companies with predictable and sustainable cash flows trading at attractive discounts.
Strategas Asset Management
Focuses on large capitalization companies making significant investments in public policy developments and the potential earning benefits that accrue from those investments.
T. Rowe Price Associates, Inc.
Focuses on companies with superior growth in earnings and cash flow, ability to sustain earnings momentum even during economic slowdowns, and occupation of a lucrative niche in the economy with ability to expand even during economic slowdowns.

Management’s Discussion of Fund Performance (Unaudited)
Destinations Large Cap Equity Fund (concluded)

The following chart compares the value of a hypothetical $10,000 investment in the Destinations Large Cap Equity Fund I-Share from its inception (March 20, 2017) to February 28, 2022 as compared with the Russell 1000 Index.

Growth of a Hypothetical $10,000 Investment
As of February 28, 2022
24,000
22,000
20,000
18,000
16,000
14,000
12,000
10,000
8,000
6,000
$20,086
$18,451
Mar-17
Sep-17
Mar-18
Sep-18
Mar-19
Sep-19
Mar-20
Sep-20
Mar-21
Sep-21
Destinations Large Cap Equity I
Russell 1000 - Total Return

Average Total Returns as of February 28, 2022
	YTD	1 Year	3 Year	Since Inception (3/20/2017)
Destinations Large Cap Equity Fund Class I	-8.90%	7.48%	15.06%	13.14%
Russell 1000 Index	-8.23%	13.72%	18.08%	15.09%
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratios of Class I were 0.95% and 0.82%, respectively. Performance data current to the most recent month end may be obtained by calling 1.877.771.7979. Returns greater than one year are annualized. One cannot invest directly in an index. The performance table does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Total return calculations reflect the effect of the Adviser’s fee waiver agreement for the Fund. If such fee waivers had not occurred, the quoted performance would be lower.
The Fund’s adviser has contractually agreed to waive a portion of its management fee as necessary to keep the management fee from exceeding 0.39% more than the sub-advisory fees paid by the Adviser. Waiver will only apply if the Fund’s total management fees exceed the total amount of sub-advisory fees paid by the Adviser plus 0.39%. The waiver is in effect until June 30, 2022. The agreement may be amended or terminated only with the consent of the Board of Trustees.

Management’s Discussion of Fund Performance (Unaudited)
Destinations Small-Mid Cap Equity Fund

Investment Objective
The investment objective of the Destinations Small-Mid Cap Equity Fund (the “Fund”) is to provide long term capital appreciation.
Investment Strategy
The Fund will invest in the equity securities of small- and mid-capitalization companies. The Fund defines small-mid cap companies as companies whose market capitalizations typically fall within the range of either the Russell Midcap Index or the Russell 2000 Index. The Fund may invest a portion of its assets in securities of micro-cap companies. The Fund invests in securities of companies operating in a broad range of industries. The Fund employs a multi-manager sub-advised structure. The Adviser may also invest a portion of the Fund’s assets in shares of exchange-traded funds (ETFs), which use a passive management strategy.
Investment Commentary
For the fiscal year ending February 28, 2022, Class I returned 1.66%, compared to a return of 7.07% for the Russell Midcap Index and -6.01% for the Russell 2000 Index over the period. An underweight to the communication services sector and an overweight to the financials sector contributed to performance for the period. Detracting from relative performance was an overweight to, and stock selection within, the healthcare sector. Stock selection within the information technology and industrials sectors were also negatives.
Investment Sub-advisers
Ceredex Value Advisors LLC
Employs a disciplined and methodical bottom-up stock selection process with an emphasis on dividends, valuation and fundamentals.
Driehaus Capital Management LLC
Focuses on micro and small cap companies and identifies company-specific growth-inflation points to capitalize on behavioral dynamics of the market through the integration of fundamental, macro and behavioral analysis.
Leeward Investments, LLC
Employs a classic value approach with an emphasis on purchasing high quality companies at a discount to intrinsic value.

Management’s Discussion of Fund Performance (Unaudited)
Destinations Small-Mid Cap Equity Fund (concluded)

The following chart compares the value of a hypothetical $10,000 investment in the Destinations Small-Mid Cap Equity Fund I-Share from its inception (March 20, 2017) to February 28, 2022 as compared with both the Russell Midcap Index and Russell 2000 Index.
Average Total Returns as of February 28, 2022
	YTD	1 Year	3 Year	Since Inception (3/20/2017)
Destinations Small-Mid Cap Equity Fund Class I	-11.23%	1.66%	16.23%	13.78%
Russell Midcap Index	-8.03%	7.07%	14.25%	12.16%
Russell 2000 Index	-8.66%	-6.01%	10.50%	9.60%
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratios of Class I were 1.12% and 1.12%, respectively. Performance data current to the most recent month end may be obtained by calling 1.877.771.7979. Returns greater than one year are annualized. One cannot invest directly in an index. The performance table does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Total return calculations reflect the effect of the Adviser’s fee waiver agreement for the Fund. If such fee waivers had not occurred, the quoted performance would be lower.
The Fund’s adviser has contractually agreed to waive a portion of its management fee as necessary to keep the management fee from exceeding 0.39% more than the sub-advisory fees paid by the Adviser. Waiver will only apply if the Fund’s total management fees exceed the total amount of sub-advisory fees paid by the Adviser plus 0.39%. The waiver is in effect until June 30, 2022. The agreement may be amended or terminated only with the consent of the Board of Trustees.

Management’s Discussion of Fund Performance (Unaudited)
Destinations International Equity Fund

Investment Objective
The investment objective of the Destinations International Equity Fund (the “Fund”) is to provide long term capital appreciation.
Investment Strategy
The Fund will invest primarily in foreign equity securities, including emerging market and frontier market equity securities, of any capitalization. The Fund employs a multi-manager sub-advised structure. The Adviser may also invest a portion of the Fund’s assets in shares of exchange-traded funds (ETFs), which use a passive management strategy.
Investment Commentary
For the fiscal year ending February 28, 2022, Class I returned -8.36%, behind the FTSE All-World ex US Index which returned 0.56% over the period. From a sector perspective, stock selection within the information technology, healthcare and consumer discretionary sectors were the largest negatives. An underweight to and stock selection within the communication services sector benefitted performance. From a geographical perspective, stock selection within the United Kingdom and Japan detracted from performance. Contributing to performance was an underweight to, and stock selection within, Hong Kong.
Investment Sub-advisers
BAMCO, Inc.
Employs a long-term investment approach to emerging markets that seeks out appropriately capitalized open-ended growth opportunities, exceptional leadership, and sustainable competitive advantages.
Barrow Hanley Global Investors
Invests in undervalued, under-earning companies with stable or improving operating fundamentals and clearly defined upside drivers.
MFS Investment Management
Employs a contrarian investment process that seeks companies that are undervalued compared to intrinsic value.
T. Rowe Price Associates, Inc.
Focuses on companies with the potential to achieve long term earnings growth that have a leading market position, technological leadership or proprietary advantage and seasoned management.
Wasatch Advisors, Inc.
Targets inefficient segments of international equity markets with a focus on high-quality companies that offer long duration earnings and revenue growth and are trading at a reasonable valuation.

Management’s Discussion of Fund Performance (Unaudited)
Destinations International Equity Fund (concluded)

The following chart compares the value of a hypothetical $10,000 investment in the Destinations International Equity Fund I-Share from its inception (March 20, 2017) to February 28, 2022 as compared with the FTSE All-World ex US Index.

Growth of a Hypothetical $10,000 Investment
As of February 28, 2022
18,000
16,000
14,000
12,000
10,000
8,000
6,000
$14,214
$14,261
Mar-17
Sep-17
Mar-18
Sep-18
Mar-19
Sep-19
Mar-20
Sep-20
Mar-21
Sep-21
Destinations International Equity I
FTSE All-World x US - Total Return

Average Total Returns as of February 28, 2022
	YTD	1 Year	3 Year	Since Inception (3/20/2017)
Destinations International Equity Fund Class I	-9.56%	-8.36%	8.72%	7.42%
FTSE All-World ex US Index	-5.37%	0.56%	8.56%	7.34%
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratios of Class I were 1.25% and 1.24%, respectively. Performance data current to the most recent month end may be obtained by calling 1.877.771.7979. Returns greater than one year are annualized. One cannot invest directly in an index. The performance table does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Total return calculations reflect the effect of the Adviser’s fee waiver agreement for the Fund. If such fee waivers had not occurred, the quoted performance would be lower.
The Fund’s adviser has contractually agreed to waive a portion of its management fee as necessary to keep the management fee from exceeding 0.39% more than the sub-advisory fees paid by the Adviser. Waiver will only apply if the Fund’s total management fees exceed the total amount of sub-advisory fees paid by the Adviser plus 0.39%. The waiver is in effect until June 30, 2022. The agreement may be amended or terminated only with the consent of the Board of Trustees.

Management’s Discussion of Fund Performance (Unaudited)
Destinations Equity Income Fund

Investment Objective
The Destinations Equity Income Fund (the “Fund”) has a primary investment objective of current income with a secondary objective of long-term capital appreciation.
Investment Strategy
The Fund will invest in dividend-paying securities of both U.S.-based and foreign companies. The Fund invests primarily in common stock, preferred stock, interests in Real Estate Investment Trusts (REITs), foreign securities, American Depositary Receipts (ADRs) and equity-linked notes that are believed to be attractively valued and to have the potential for long-term growth. The Fund employs a multi-manager sub-advised structure. The Adviser may also invest a portion of the Fund’s assets in shares of exchange-traded funds (ETFs).
Investment Commentary
For the fiscal year ending February 28, 2022, Class I returned 19.58% compared to a return of 12.65% for the FTSE All-World High Dividend Yield Index over the period. An underweight to, and stock selection within, the information technology sector contributed to performance. Stock selection within the healthcare and financials sectors were also positives. Detracting from relative performance was an underweight to and stock selection within the consumer staples sector. An overweight to the communication services sector and consumer discretionary stock selection were also relative negatives.
Investment Sub-advisers
Federated Equity Management Company of Pennsylvania
Employs a bottom-up, fundamental approach with an emphasis on high-yielding, dividend growing stocks.
Nuveen Asset Management, LLC
Seeks to provide high current income and long-term capital appreciation by investing in global equity and income-producing securities.
Neuberger Berman Investment Advisors, LLC
Employs an income-oriented approach that seeks to generate a current yield greater than the current yield of the S&P 500 Index with lower volatility.

Management’s Discussion of Fund Performance (Unaudited)
Destinations Equity Income Fund (concluded)

The following chart compares the value of a hypothetical $10,000 investment in the Destinations Equity Income Fund I-Share from its inception (March 20, 2017) to February 28, 2022 as compared with the FTSE All-World High Dividend Index.
Average Total Returns as of February 28, 2022
	YTD	1 Year	3 Year	Since Inception (3/20/2017)
Destinations Equity Income Fund Class I	-0.08%	19.58%	9.44%	8.08%
FTSE All-World High Dividend Yield Index	-1.20%	12.65%	8.79%	7.00%
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratios of Class I were 1.05% and 0.93%, respectively. Performance data current to the most recent month end may be obtained by calling 1.877.771.7979. Returns greater than one year are annualized. One cannot invest directly in an index. The performance table does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Total return calculations reflect the effect of the Adviser’s fee waiver agreement for the Fund. If such fee waivers had not occurred, the quoted performance would be lower.
The Fund’s adviser has contractually agreed to waive a portion of its management fee as necessary to keep the management fee from exceeding 0.39% more than the sub-advisory fees paid by the Adviser. Waiver will only apply if the Fund’s total management fees exceed the total amount of sub-advisory fees paid by the Adviser plus 0.39%. The waiver is in effect until June 30, 2022. The agreement may be amended or terminated only with the consent of the Board of Trustees.

Management’s Discussion of Fund Performance (Unaudited)
Destinations Core Fixed Income Fund

Investment Objective
The investment objective of the Destinations Core Fixed Income Fund (the “Fund”) is to maximize current income and total return.
Investment Strategy
The Fund will invest in fixed income instruments. The Fund invests primarily in bonds and other fixed income instruments issued by governmental or private-sector entities, including mortgage-backed securities, asset-backed securities, investment grade corporate bonds, junk bonds, bank loans, loan participations, assignments, derivatives, credit default swaps, inverse floater securities, interest-only and principal-only securities and money market instruments. The Fund employs a multi-manager sub-advised structure. The Adviser may also invest a portion of the Fund’s assets in shares of exchange-traded funds (ETFs), which use a passive management strategy.
Investment Commentary
For the fiscal year ending February 28, 2022, Class I returned -2.72% compared to a return of  -2.37% for the ICE BofA US Broad Market Index. An underweight to duration relative to the benchmark contributed to Fund performance as Treasury yields rose across maturities during the period. Security selection within corporate and securitized bonds was also a positive. Detracting from performance was an overweight to securitized bonds and an underweight to Treasuries.
Investment Sub-advisers
DoubleLine Capital LP
Combines top-down factors, with bottom-up security analysis and invests across a broad range of fixed income sectors.
Merganser Capital Management, LLC
Employs a bottom-up approach that combines cross-sector relative values analysis with deep fundamental security selection while seeking opportunities in less efficient areas of the fixed income market.
Wellington Management Company LLP
Blends top-down strategies and bottom-up security selection resulting in a broadly diversified portfolio both across and within sectors.

Management’s Discussion of Fund Performance (Unaudited)
Destinations Core Fixed Income Fund (concluded)

The following chart compares the value of a hypothetical $10,000 investment in the Destinations Core Fixed Income Fund I-Share from its inception (March 20, 2017) to February 28, 2022 as compared with the ICE BofA US Broad Market Index.

Growth of a Hypothetical $10,000 Investment
As of February 28, 2022
$11,506
$10,938
12,000
10,000
8,000
Mar-17
Sep-17
Mar-18
Sep-18
Mar-19
Sep-19
Mar-20
Sep-20
Mar-21
Sep-21
Destinations Core Fixed Income I
ICE BofA US Broad Market

Average Total Returns as of February 28, 2022
	YTD	1 Year	3 Year	Since Inception (3/20/2017)
Destinations Core Fixed Income Fund Class I	-3.03%	-2.72%	1.98%	1.82%
ICE BofA US Broad Market Index	-3.34%	-2.37%	3.32%	2.87%
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratios of Class I were 0.87% and 0.78%, respectively. Performance data current to the most recent month end may be obtained by calling 1.877.771.7979. Returns greater than one year are annualized. One cannot invest directly in an index. The performance table does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Total return calculations reflect the effect of the Adviser’s fee waiver agreement for the Fund. If such fee waivers had not occurred, the quoted performance would be lower.
The Fund’s adviser has contractually agreed to waive a portion of its management fee as necessary to keep the management fee from exceeding 0.39% more than the sub-advisory fees paid by the Adviser. Waiver will only apply if the Fund’s total management fees exceed the total amount of sub-advisory fees paid by the Adviser plus 0.39%. The waiver is in effect until June 30, 2022. The agreement may be amended or terminated only with the consent of the Board of Trustees.

Management’s Discussion of Fund Performance (Unaudited)
Destinations Low Duration Fixed Income Fund

Investment Objective
The investment objective of the Destinations Low Duration Fixed Income Fund (the “Fund”) is to provide current income.
Investment Strategy
The Fund invests primarily in bonds and other fixed income instruments issued by governmental or private-sector entities, including mortgage-backed securities, asset-backed securities, investment grade corporate bonds, junk bonds, bank loans and money market instruments. The Fund will normally be constructed with an average total portfolio duration of three years or less. The Fund employs a multi-manager sub-advised structure. The Adviser may also invest a portion of the Fund’s assets in shares of exchange-traded funds (ETFs), which use a passive management strategy.
Investment Commentary
For the fiscal year ending February 28, 2022, Class I returned 3.40%, compared to a return of 2.57% for ICE BofA US High Yield 0-3 Year Index and -1.51% for the ICE BofA US Treasury 1-3 Year Index. A bias to corporate credit and security selection within the sector contributed to Fund performance for the period. Allocations to pre-IPO special purpose acquisition companies (“SPACs”) was also a positive. Detracting from performance was an allocation to securitized bonds and a position to a multi-sector ETF.
Investment Sub-advisers
CrossingBridge Advisors, LLC
Focuses on capital preservation by investing in underlying event driven high yield and investment grade corporate credit opportunities with an estimated holding life of several months to three years.
DoubleLine Capital LP
Combines top-down factors, with bottom-up security analysis and seeks to maximize current income through investing in a variety of fixed income sectors with an overall average effective duration of three years or less.

Management’s Discussion of Fund Performance (Unaudited)
Destinations Low Duration Fixed Income Fund (concluded)

The following chart compares the value of a hypothetical $10,000 investment in the Destinations Low Duration Fixed Income Fund I-Share from its inception (March 20, 2017) to February 28, 2022 as compared with the ICE BofA US High Yield 0-3 Year Index and the ICE BofA US Treasury 1-3 Year Index.

Growth of a Hypothetical $10,000 Investment
As of February 28, 2022
14,000
12,000
10,000
8,000
$12,328
$11,461
$10,705
Mar-17
Sep-17
Mar-18
Sep-18
Mar-19
Sep-19
Mar-20
Sep-20
Mar-21
Sep-21
Destinations Low Duration Fixed Inc I
ICE BofA US High Yield (0-3 Y)
ICE BofA US Treasury (1-3 Y)

Average Total Returns as of February 28, 2022
	YTD	1 Year	3 Year	Since Inception (3/20/2017)
Destinations Low Duration Fixed Income Fund Class I	0.00%	3.40%	3.18%	2.79%
ICE BofA US High Yield 0-3 Year Index	-1.23%	2.57%	3.99%	4.31%
ICE BofA US Treasury 1-3 Year Index	-1.03%	-1.51%	1.54%	1.38%
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratios of Class I were 0.95% and 0.95%, respectively. Performance data current to the most recent month end may be obtained by calling 1.877.771.7979. Returns greater than one year are annualized. One cannot invest directly in an index. The performance table does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Total return calculations reflect the effect of the Adviser’s fee waiver agreement for the Fund. If such fee waivers had not occurred, the quoted performance would be lower.
The Fund’s adviser has contractually agreed to waive a portion of its management fee as necessary to keep the management fee from exceeding 0.39% more than the sub-advisory fees paid by the Adviser. Waiver will only apply if the Fund’s total management fees exceed the total amount of sub-advisory fees paid by the Adviser plus 0.39%. The waiver is in effect until June 30, 2022. The agreement may be amended or terminated only with the consent of the Board of Trustees.

Management’s Discussion of Fund Performance (Unaudited)
Destinations Global Fixed Income Opportunities Fund

Investment Objective
The investment objective of the Destinations Global Fixed Income Opportunities Fund (the “Fund”) is to maximize total return.
Investment Strategy
The Fund invests in fixed income securities including global investment grade and non-investment grade debt, global sovereign debt, bank loans, preferred securities and convertible securities. The Fund employs a multi-manager sub-advised structure. The Adviser may also invest a portion of the Fund’s assets in shares of exchange-traded funds (ETFs), which use a passive management strategy.
Investment Commentary
For the fiscal year ending February 28, 2022, Class I returned 1.49% compared to a return of 0.81% for the ICE BofA US High Yield Index. The Fund is allocated across credit sectors, including US corporate credit, emerging market credit and preferred stock. Corporate bond security selection was the strongest contributor to performance for the period. Positions in pre-IPO special purpose acquisition companies (“SPACs”) and preferred securities was also a positive. An allocation to emerging market debt detracted from performance.
Investment Sub-advisers
CrossingBridge Advisors, LLC
Employs an opportunistic approach, allocating to high yield and investment grade corporate credit securities across multiple credit opportunity types.
DoubleLine Capital LP
Employs a value-oriented, research-driven approach to identify emerging market countries and companies with the potential for improving credit fundamentals and ratings.
Nuveen Asset Management, LLC
Employs a top-down quantitative-driven process complemented by fundamental credit research analysis with a focus on relative value, resulting in a concentrated portfolio of preferred securities.

Management’s Discussion of Fund Performance (Unaudited)
Destinations Global Fixed Income Opportunities Fund (concluded)

The following chart compares the value of a hypothetical $10,000 investment in the Destinations Global Fixed Income Opportunities Fund I-Share from its inception (March 20, 2017) to February 28, 2022 as compared with the ICE BofA US High Yield Index.

Growth of a Hypothetical $10,000 Investment
As of February 28, 2022
14,000
12,000
10,000
8,000
$12,717
$11,846
Mar-17
Sep-17
Mar-18
Sep-18
Mar-19
Sep-19
Mar-20
Sep-20
Mar-21
Sep-21
Destinations Global Fixed Income Opportunities I
ICE BofA US High Yield Index

Average Total Returns as of February 28, 2022
	YTD	1 Year	3 Year	Since Inception (3/20/2017)
Destinations Global Fixed Income Opportunities Fund Class I	-1.32%	1.49%	3.90%	3.47%
ICE BofA US High Yield Index	-3.62%	0.81%	5.06%	4.96%
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratios of Class I were 1.13% and 1.02%, respectively. Performance data current to the most recent month end may be obtained by calling 1.877.771.7979. Returns greater than one year are annualized. One cannot invest directly in an index. The performance table does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Total return calculations reflect the effect of the Adviser’s fee waiver agreement for the Fund. If such fee waivers had not occurred, the quoted performance would be lower.
The Fund’s adviser has contractually agreed to waive a portion of its management fee as necessary to keep the management fee from exceeding 0.39% more than the sub-advisory fees paid by the Adviser. Waiver will only apply if the Fund’s total management fees exceed the total amount of sub-advisory fees paid by the Adviser plus 0.39%. The waiver is in effect until June 30, 2022. The agreement may be amended or terminated only with the consent of the Board of Trustees.

Management’s Discussion of Fund Performance (Unaudited)
Destinations Municipal Fixed Income Fund

Investment Objective
The investment objective of the Destinations Municipal Fixed Income Fund (the “Fund”) is to provide current income that is exempt from federal income taxation.
Investment Strategy
The Fund invests in fixed income securities that pay interest that is exempt from regular federal income tax. In seeking high current income exempt from regular federal income tax, the Fund will invest in municipal instruments, which are fixed-income obligations issued by a state, territory or possession of the United States (included the District of Columbia) or a political subdivision, agency or instrumentality thereof, primarily in investment grade debt obligations. The Fund may employ a multi-manager sub-advised structure. The Adviser may also invest a portion of the Fund’s assets in shares of exchange-traded funds (ETFs), which use a passive management strategy.
Investment Commentary
For the fiscal year ending February 28, 2022, Class I finished in line with benchmark declining 1.53% compared to -1.43% for the ICE BofA US Municipal Securities 1-10 Year Index. A bias to higher quality securities benefitted the Fund for the period but a slightly longer duration positioning detracted. Security selection within tax-supported and transportation bonds was a positive. From a state perspective, security selection within New York and California contributed to performance, but an underweight to Illinois was a negative.
Investment Sub-advisers
Northern Trust Investments, Inc.
Employs a relative value, high quality approach to municipal bonds that seeks to identify undervalued securities and sectors.
Seix Investment Advisors LLC
Seeks to maximize total return through current income that is exempt from federal income taxes by focusing on duration management, yield curve positioning, sector rotation, and security selection.

Management’s Discussion of Fund Performance (Unaudited)
Destinations Municipal Fixed Income Fund (concluded)

The following chart compares the value of a hypothetical $10,000 investment in the Destinations Municipal Fixed Income Fund I-Share from its inception (March 20, 2017) to February 28, 2022 as compared with the ICE BofA US Municipal Securities 1-10 Year Index.

Growth of a Hypothetical $10,000 Investment
As of February 28, 2022
$11,097
11,000
$10,907
9,000
Mar-17
Sep-17
Mar-18
Sep-18
Mar-19
Sep-19
Mar-20
Sep-20
Mar-21
Sep-21
Destinations Municipal Fixed Income I
ICE BofA US Municipal Securities (1-10 Y) Index

Average Total Returns as of February 28, 2022
	YTD	1 Year	3 Year	Since Inception (3/20/2017)
Destinations Municipal Fixed Income Fund Class I	-2.60%	-1.53%	1.87%	1.77%
ICE BofA US Municipal Securities 1-10 Year Index	-2.44%	-1.43%	1.88%	2.12%
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratios of Class I were 0.93% and 0.77%, respectively. Performance data current to the most recent month end may be obtained by calling 1.877.771.7979. Returns greater than one year are annualized. One cannot invest directly in an index. The performance table does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Total return calculations reflect the effect of the Adviser’s fee waiver agreement for the Fund. If such fee waivers had not occurred, the quoted performance would be lower.
The Fund’s adviser has contractually agreed to waive a portion of its management fee as necessary to keep the management fee from exceeding 0.39% more than the sub-advisory fees paid by the Adviser. Waiver will only apply if the Fund’s total management fees exceed the total amount of sub-advisory fees paid by the Adviser plus 0.39%. The waiver is in effect until June 30, 2022. The agreement may be amended or terminated only with the consent of the Board of Trustees.

Management’s Discussion of Fund Performance (Unaudited)
Destinations Multi Strategy Alternatives Fund

Investment Objective
The investment objective of the Destinations Multi Strategy Alternatives Fund (the “Fund”) is capital appreciation with reduced correlation to equity and fixed income markets.
Investment Strategy
The Fund employs a strategy intended to generate long term growth across market cycles with reduced correlation to equity and fixed income markets. The Fund may invest across multiple strategies including long/short credit, long/short equity, relative value, distressed credit, global macro, event-driven and closed-ended funds. The Fund employs a multi-manager sub-advised structure.
Investment Commentary
For the fiscal year ending February 28, 2022, Class I gained 1.25%, behind the Morningstar Broad Hedge Fund Index which gained 11.24% for the period. An emphasis to lower volatility strategies resulted in a lower risk profile for the Fund relative to the benchmark. The event driven strategy was helped by positions to special purpose vehicles (“SPACs”) but equity catalyst trades within the biotechnology sector detracted from performance. The relative value credit strategy benefitted from allocations to mortgage credit risk transfer securities and corporate credit index tranches but posted more muted returns because of its lower volatility objective.
Investment Sub-advisers
Driehaus Capital Management LLC
Employs a concentrated approach seeking asymmetric payoff profiles in directional long, directional short and relative value arbitrage strategies, focusing on liquid credit, equity and derivative securities.
LMCG Investments, LLC
Employs a quantitative approach based on proprietary analytics to exploit pricing inefficiencies in structured credit markets.

Management’s Discussion of Fund Performance (Unaudited)
Destinations Multi Strategy Alternatives Fund (concluded)

The following chart compares the value of a hypothetical $10,000 investment in the Destinations Multi Strategy Alternatives Fund I-Share from its inception (March 20, 2017) to February 28, 2022 as compared with the Morningstar Broad Hedge Fund Index.

Growth of a Hypothetical $10,000 Investment
As of February 28, 2022
14,000
13,000
12,000
11,000
10,000
9,000
8,000
$13,603
$12,263
Mar-17
Jun-17
Sep-17
Dec-17
Mar-18
Jun-18
Sep-18
Dec-18
Mar-19
Jun-19
Sep-19
Dec-19
Mar-20
Jun-20
Sep-20
Dec-20
Mar-21
Jun-21
Sep-21
Dec-21
Destinations Multi Strategy Alts I
Morningstar Broad Hedge Fund Index

Average Total Returns as of February 28, 2022
	YTD	1 Year	3 Year	Since Inception (3/20/2017)
Destinations Multi Strategy Alternatives Fund Class I	-1.92%	1.25%	5.28%	4.20%
Morningstar Broad Hedge Fund Index	2.68%	11.24%	8.71%	6.52%
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratios of Class I were 1.89% and 1.50%, respectively. Performance data current to the most recent month end may be obtained by calling 1.877.771.7979. Returns greater than one year are annualized. One cannot invest directly in an index. The performance table does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Total return calculations reflect the effect of the Adviser’s fee waiver agreement for the Fund. If such fee waivers had not occurred, the quoted performance would be lower.
The Fund’s adviser has contractually agreed to waive a portion of its management fee as necessary to keep the management fee from exceeding 0.39% more than the sub-advisory fees paid by the Adviser. Waiver will only apply if the Fund’s total management fees exceed the total amount of sub-advisory fees paid by the Adviser plus 0.39%. The waiver is in effect until June 30, 2022. The agreement may be amended or terminated only with the consent of the Board of Trustees.

Fund Expenses (Unaudited)

Example
All mutual funds have operating expenses. As a shareholder of a Fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services and shareholder reports. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of  $1,000 invested on September 1, 2021 and held for the six months ended February 28, 2022.
Actual Expenses
The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account during this period, divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.
Based on Actual Total Return(1)
Fund	Total Return(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratios(3)	Expense Paid During the Period(4)
Destinations Large Cap Equity Fund – Class I	(8.27)%	$1,000.00	$917.29	0.81%	$3.85
Destinations Large Cap Equity Fund – Class Z	(8.12)%	1,000.00	918.76	0.66%	3.14
Destinations Small-Mid Cap Equity Fund – Class I	(6.48)%	1,000.00	935.25	1.10%	5.28
Destinations Small-Mid Cap Equity Fund – Class Z	(6.39)%	1,000.00	936.15	0.95%	4.61
Destinations International Equity Fund – Class I	(13.40)%	1,000.00	866.01	1.22%	5.64
Destinations International Equity Fund – Class Z	(13.29)%	1,000.00	867.09	1.07%	4.95
Destinations Equity Income Fund – Class I	4.93%	1,000.00	1,049.30	0.93%	4.73
Destinations Equity Income Fund – Class Z	5.03%	1,000.00	1,050.33	0.78%	3.97
Destinations Core Fixed Income Fund – Class I	(3.95)%	1,000.00	960.52	0.80%	3.89
Destinations Core Fixed Income Fund – Class Z	(3.87)%	1,000.00	961.34	0.65%	3.16
Destinations Low Duration Fixed Income Fund – Class I	0.49%	1,000.00	1,004.85	0.94%	4.67
Destinations Low Duration Fixed Income Fund – Class Z	0.52%	1,000.00	1,005.24	0.79%	3.93
Destinations Global Fixed Income Opportunities Fund – Class I	(0.18)%	1,000.00	998.20	1.11%	5.50
Destinations Global Fixed Income Opportunities Fund – Class Z	(0.09)%	1,000.00	999.10	0.96%	4.76
Destinations Municipal Fixed Income Fund – Class I	(2.97)%	1,000.00	970.30	0.76%	3.71
Destinations Municipal Fixed Income Fund – Class Z	(2.89)%	1,000.00	971.10	0.61%	2.98
Destinations Multi Strategy Alternatives Fund – Class I	(0.58)%	1,000.00	994.16	1.31%	6.48
Destinations Multi Strategy Alternatives Fund – Class Z	(0.52)%	1,000.00	994.77	1.16%	5.74
Destinations Shelter Fund – Class I	(4.33)%	1,000.00	956.72	0.90%	3.05(5)
Destinations Shelter Fund – Class Z	(5.51)%	1,000.00	944.86	0.75%	1.78(6)

(1)
For the six months ended February 28, 2022 or for the period from inception of Destinations Shelter Fund – Class I and Class Z (October 27, 2021 and December 2, 2021, respectively) through the period ended February 28, 2022.

(2)
Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized as it may not be representative of the total return for the year. Performance figure may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

(3)
Annualized Expense Ratios are based on the most recent six month expense ratios, which may differ from expense ratios in the Financial Highlights.

(4)
Expenses (net of fee waivers and/or expense reimbursements) are equal to each Fund’s respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days (181 days for Class I and Class Z) in the most recent period, then divided by 365 (to reflect the period).

(5)
Expenses (net of fee waivers and/or expense reimbursements) are equal to annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days (125) in the period since inception through February 28, 2022, then divided by 365 (to reflect the period).

(6)
Expenses (net of fee waivers and/or expense reimbursements) are equal to annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days (89) in the period since inception through February 28, 2022, then divided by 365 (to reflect the period).

Fund Expenses (unaudited) (concluded)

Hypothetical Example for Comparison Purposes
The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5.00% per period before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period.You may use the information provided in this table to compare the ongoing costs of investing in each Fund and other funds. To do so, compare the 5.00% hypothetical example relating to a Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.
Based on Hypothetical Total Return(1)
Fund	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratios(2)	Expense Paid During the Period(3)
Destinations Large Cap Equity Fund – Class I	5.00%	$1,000.00	$1,020.78	0.81%	$4.06
Destinations Large Cap Equity Fund – Class Z	5.00%	1,000.00	1,021.52	0.66%	3.31
Destinations Small-Mid Cap Equity Fund – Class I	5.00%	1,000.00	1,019.34	1.10%	5.51
Destinations Small-Mid Cap Equity Fund – Class Z	5.00%	1,000.00	1,020.03	0.95%	4.81
Destinations International Equity Fund – Class I	5.00%	1,000.00	1,018.74	1.22%	6.11
Destinations International Equity Fund – Class Z	5.00%	1,000.00	1,019.49	1.07%	5.36
Destinations Equity Income Fund – Class I	5.00%	1,000.00	1,020.18	0.93%	4.66
Destinations Equity Income Fund – Class Z	5.00%	1,000.00	1,020.93	0.78%	3.91
Destinations Core Fixed Income Fund – Class I	5.00%	1,000.00	1,020.83	0.80%	4.01
Destinations Core Fixed Income Fund – Class Z	5.00%	1,000.00	1,021.57	0.65%	3.26
Destinations Low Duration Fixed Income Fund – Class I	5.00%	1,000.00	1,020.13	0.94%	4.71
Destinations Low Duration Fixed Income Fund – Class Z	5.00%	1,000.00	1,020.88	0.79%	3.96
Destinations Global Fixed Income Opportunities Fund – Class I	5.00%	1,000.00	1,019.24	1.11%	5.56
Destinations Global Fixed Income Opportunities Fund – Class Z	5.00%	1,000.00	1,020.03	0.96%	4.81
Destinations Municipal Fixed Income Fund – Class I	5.00%	1,000.00	1,021.03	0.76%	3.81
Destinations Municipal Fixed Income Fund – Class Z	5.00%	1,000.00	1,021.77	0.61%	3.06
Destinations Multi Strategy Alternatives Fund – Class I	5.00%	1,000.00	1,018.30	1.31%	6.56
Destinations Multi Strategy Alternatives Fund – Class Z	5.00%	1,000.00	1,019.04	1.16%	5.81
Destinations Shelter Fund – Class I	5.00%	1,000.00	1,020.28	0.90%	3.15(4)
Destinations Shelter Fund – Class Z	5.00%	1,000.00	1,021.08	0.75%	1.85(5)

(1)
For the six months ended February 28, 2022 or for the period from inception of Destinations Shelter Fund – Class I and Class Z (October 27, 2021 and December 2, 2021, respectively) through the period ended February 28, 2022.

(2)
Annualized Expense Ratios are based on the most recent six month expense ratios, which may differ from net expense ratios in the Financial Highlights.

(3)
Expenses (net of fee waivers and/or expense reimbursements) are equal to each Fund’s respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days (181 days for Class I and Class Z) in the period, then divided by 365 (to reflect the period).

(4)
Expenses (net of fee waivers and/or expense reimbursements) are equal to annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days (125) in the period since inception through February 28, 2022, then divided by 365 (to reflect the period).

(5)
Expenses (net of fee waivers and/or expense reimbursements) are equal to annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days (89) in the period since inception through February 28, 2022, then divided by 365 (to reflect the period).

Schedules of Investments
February 28, 2022
Destinations Large Cap Equity Fund

Shares/Units	Security	Value
COMMON STOCKS – 98.2%
BASIC MATERIALS – 1.5%
Chemicals – 0.7%
1,728	Air Products & Chemicals Inc.	$408,326
912	Albemarle Corp.	178,652
836	Celanese Corp., Class A Shares	116,438
263,871	CF Industries Holdings Inc.	21,423,687
5,773	Dow Inc.	340,376
4,044	DuPont de Nemours Inc.	312,884
101,942	Eastman Chemical Co.	12,077,069
1,946	Ecolab Inc.	343,002
972	FMC Corp.	113,967
1,987	International Flavors & Fragrances Inc.	264,271
4,001	Linde PLC	1,173,253
2,052	LyondellBasell Industries NV, Class A Shares	199,516
2,971	Mosaic Co.	155,770
1,853	PPG Industries Inc.	247,283
1,883	Sherwin-Williams Co.	495,474
	Total Chemicals	37,849,968
Forest Products & Paper – 0.4%
238,896	International Paper Co.	10,399,143
71,765	West Fraser Timber Co., Ltd.	7,157,123
	Total Forest Products & Paper	17,556,266
Iron/Steel – 0.0%
2,231	Nucor Corp.	293,644
Mining – 0.4%
454,520	Freeport-McMoRan Inc.	21,339,714
6,224	Newmont Corp.	412,029
	Total Mining	21,751,743
	TOTAL BASIC MATERIALS	77,451,621
COMMUNICATIONS – 19.2%
Advertising – 0.1%
3,019	Interpublic Group of Cos., Inc.	111,099
1,644	Omnicom Group Inc.	137,915
80,828	Trade Desk Inc., Class A Shares*	6,896,245
	Total Advertising	7,145,259
Internet – 13.7%
246	Airbnb Inc., Class A Shares*	37,267
30,366	Alphabet Inc., Class A Shares*	82,022,817
35,021	Alphabet Inc., Class C Shares*	94,480,354
58,825	Amazon.com Inc.*	180,666,870
25,580	Booking Holdings Inc.*	55,566,155
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
COMMUNICATIONS – (continued)
Internet – (continued)
1,059	CDW Corp.	$182,635
411,449	Chewy Inc., Class A Shares*(a)	19,395,706
145,305	Coupang Inc., Class A Shares*	3,853,489
62,787	DoorDash Inc., Class A Shares*	6,589,496
4,886	eBay Inc.	266,727
42,963	Etsy Inc.*	6,654,539
102,049	Expedia Group Inc.*	20,012,829
67,524	F5 Inc.*	13,562,195
162,977	Farfetch Ltd., Class A Shares*(a)	3,104,712
11,400	Kuaishou Technology, Class B Shares*(b)	130,634
502,067	Match Group Inc.*	55,975,450
114,500	Meituan, Class B Shares*(b)	2,523,037
351,348	Meta Platforms Inc., Class A Shares*	74,144,968
39,760	Netflix Inc.*	15,686,115
4,484	NortonLifeLock Inc.	129,946
28,792	Pinduoduo Inc., ADR*	1,493,153
103,919	Sea Ltd., ADR*	15,130,606
383,569	Snap Inc., Class A Shares*	15,319,746
51,751	Spotify Technology SA*	8,082,989
224,363	Twitter Inc.*	7,976,105
842,272	Uber Technologies Inc.*	30,347,060
49,226	VeriSign Inc.*	10,520,581
	Total Internet	723,856,181
Media – 2.8%
966	Charter Communications Inc., Class A Shares*	581,319
35,588	Comcast Corp., Class A Shares	1,664,095
1,314	Discovery Inc., Class A Shares*(a)	36,858
2,371	Discovery Inc., Class C Shares*	66,317
1,930	DISH Network Corp., Class A Shares*	61,683
289	FactSet Research Systems Inc.	117,360
282,464	Fox Corp., Class A Shares	11,815,469
1,162	Fox Corp., Class B Shares	44,458
274,568	Liberty Broadband Corp., Class C Shares*	40,279,126
1,158,954	Liberty Media Corp.-Liberty SiriusXM*	58,318,565
1,603,451	News Corp., Class A Shares	35,789,026
944	News Corp., Class B Shares	21,174
4,697	Paramount Global, Class B Shares	143,775
14,183	Walt Disney Co.*	2,105,608
	Total Media	151,044,833
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
COMMUNICATIONS – (continued)
Telecommunications – 2.6%
1,751	Arista Networks Inc.*	$214,900
55,738	AT&T Inc.	1,320,433
207,177	Ciena Corp.*	14,175,050
555,301	Cisco Systems Inc.	30,969,137
249,363	Corning Inc.	10,074,265
2,585	Juniper Networks Inc.	87,347
7,378	Lumen Technologies Inc.	76,436
47,567	Motorola Solutions Inc.	10,485,194
1,707,960	Nokia OYJ, ADR*	9,137,586
451,985	T-Mobile US Inc.*	55,689,072
32,315	Verizon Communications Inc.	1,734,346
	Total Telecommunications	133,963,766
	TOTAL COMMUNICATIONS	1,016,010,039
CONSUMER CYCLICAL – 7.4%
Airlines – 0.0%
941	Alaska Air Group Inc.*	52,828
5,148	American Airlines Group Inc.*	88,803
4,996	Delta Air Lines Inc.*	199,440
4,620	Southwest Airlines Co.*	202,356
2,605	United Airlines Holdings Inc.*	115,662
	Total Airlines	659,089
Apparel – 0.9%
332,108	NIKE Inc., Class B Shares	45,349,347
544	PVH Corp.	53,252
371	Ralph Lauren Corp., Class A Shares	48,987
2,219	Tapestry Inc.	90,757
1,594	Under Armour Inc., Class A Shares*	28,517
1,630	Under Armour Inc., Class C Shares*	25,477
2,530	VF Corp.	146,791
	Total Apparel	45,743,128
Auto Manufacturers – 2.2%
104,656	Aurora Innovation Inc., Series B, Private Placement*(d)@	568,701
50,624	Cummins Inc.	10,333,371
36,835	Ferrari NV	7,930,944
30,639	Ford Motor Co.	538,021
305,878	General Motors Co.*	14,290,620
2,710	PACCAR Inc.	248,805
66,794	Rivian Automotive Inc., Class A Shares*(a)	4,512,603
628,551	Rivian Automotive Inc., Private Placement*(d)@	40,341,660
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER CYCLICAL – (continued)
Auto Manufacturers – (continued)
35,104	Tesla Inc.*	$30,555,575
	Total Auto Manufacturers	109,320,300
Auto Parts & Equipment – 0.0%
2,111	Aptiv PLC*	273,248
1,900	BorgWarner Inc.	77,919
	Total Auto Parts & Equipment	351,167
Distribution/Wholesale – 0.8%
1,666	Copart Inc.*	204,718
4,489	Fastenal Co.	231,004
885,387	LKQ Corp.	41,568,920
309	Pool Corp.	141,701
336	WW Grainger Inc.	160,292
	Total Distribution/Wholesale	42,306,635
Entertainment – 0.1%
1,657	Caesars Entertainment Inc.*	139,503
72,367	DraftKings Inc., Class A Shares*(a)	1,713,651
223,932	International Game Technology PLC	6,856,798
1,044	Live Nation Entertainment Inc.*	126,136
1,253	Penn National Gaming Inc.*	64,342
	Total Entertainment	8,900,430
Home Builders – 0.0%
2,544	DR Horton Inc.	217,258
2,122	Lennar Corp., Class A Shares	190,725
25	NVR Inc.*	123,961
2,042	PulteGroup Inc.	101,406
	Total Home Builders	633,350
Home Furnishings – 0.3%
166,675	Dolby Laboratories Inc., Class A Shares	12,517,292
474	Whirlpool Corp.	95,402
	Total Home Furnishings	12,612,694
Housewares – 0.0%
2,938	Newell Brands Inc.	69,777
Leisure Time – 0.1%
6,189	Carnival Corp.*	125,822
2,862	Norwegian Cruise Line Holdings Ltd.*	55,780
149,160	Peloton Interactive Inc., Class A Shares*	4,334,590
1,738	Royal Caribbean Cruises Ltd.*	140,291
	Total Leisure Time	4,656,483
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER CYCLICAL – (continued)
Lodging – 0.4%
2,176	Hilton Worldwide Holdings Inc.*	$323,919
354,375	Las Vegas Sands Corp.*	15,188,512
2,135	Marriott International Inc., Class A Shares*	363,249
3,098	MGM Resorts International	137,210
82,582	Wynn Resorts Ltd.*	7,144,995
	Total Lodging	23,157,885
Retail – 2.6%
501	Advance Auto Parts Inc.	102,444
164	AutoZone Inc.*	305,596
571,526	Bath & Body Works Inc.	30,502,343
1,723	Best Buy Co., Inc.	166,511
1,254	CarMax Inc.*	137,100
22,377	Carvana Co., Class A Shares*	3,367,067
7,461	Chipotle Mexican Grill Inc., Class A Shares*	11,365,714
72,836	Costco Wholesale Corp.	37,820,093
1,006	Darden Restaurants Inc.	146,091
1,821	Dollar General Corp.	361,177
1,756	Dollar Tree Inc.*	249,492
23,227	Domino’s Pizza Inc.	10,038,942
1,102	Genuine Parts Co.	134,620
8,237	Home Depot Inc.	2,601,492
5,405	Lowe’s Cos., Inc.	1,194,829
30,457	Lululemon Athletica Inc.*	9,744,413
5,833	McDonald’s Corp.	1,427,743
526	O’Reilly Automotive Inc.*	341,500
168,830	Ross Stores Inc.	15,429,374
9,210	Starbucks Corp.	845,386
3,809	Target Corp.	760,924
9,386	TJX Cos., Inc.	620,415
888	Tractor Supply Co.	180,966
422	Ulta Beauty Inc.*	158,039
5,608	Walgreens Boots Alliance Inc.	258,473
11,100	Walmart Inc.	1,500,276
94,036	Yum! Brands Inc.	11,526,933
	Total Retail	141,287,953
Toys/Games/Hobbies – 0.0%
1,040	Hasbro Inc.	100,932
	TOTAL CONSUMER CYCLICAL	389,799,823
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER NON-CYCLICAL – 23.8%
Agriculture – 0.8%
271,968	Altria Group Inc.	$13,949,239
4,367	Archer-Daniels-Midland Co.	342,591
236,594	Philip Morris International Inc.	23,912,556
	Total Agriculture	38,204,386
Beverages – 2.1%
161,974	Brown-Forman Corp., Class B Shares	10,565,564
30,343	Coca-Cola Co.	1,888,548
1,282	Constellation Brands Inc., Class A Shares	276,425
2,222,423	Keurig Dr Pepper Inc.	85,941,097
244,409	Molson Coors Beverage Co., Class B Shares	12,753,262
2,932	Monster Beverage Corp.*	247,461
10,792	PepsiCo Inc.	1,767,082
	Total Beverages	113,439,439
Biotechnology – 2.7%
34,327	Alnylam Pharmaceuticals Inc.*	5,418,517
60,107	Amgen Inc.	13,613,033
8,674	Argenx SE, ADR*	2,495,597
59,190	Biogen Inc.*	12,489,682
356,945	BioMarin Pharmaceutical Inc.*	27,884,543
164	Bio-Rad Laboratories Inc., Class A Shares*	102,657
5,689	Corteva Inc.	295,999
181,748	Gilead Sciences Inc.	10,977,579
65,175	Horizon Therapeutics PLC*	5,942,005
98,821	Illumina Inc.*	32,274,939
179,658	Incyte Corp.*	12,270,641
2,753	Moderna Inc.*	422,861
825	Regeneron Pharmaceuticals Inc.*	510,147
42,688	United Therapeutics Corp.*	7,094,746
64,115	Vertex Pharmaceuticals Inc.*	14,747,732
	Total Biotechnology	146,540,678
Commercial Services – 3.4%
308,519	API Group Corp.*	6,654,755
3,289	Automatic Data Processing Inc.	672,403
41,200	Block Inc.*	4,646,809
189,525	Block Inc., Class A Shares*	24,164,438
8,341	Cintas Corp.	3,130,544
472,211	CoStar Group Inc.*	28,809,593
42,205	Equifax Inc.	9,215,040
630	FleetCor Technologies Inc.*	147,546
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER NON-CYCLICAL – (continued)
Commercial Services – (continued)
642	Gartner Inc.*	$180,030
47,395	Global Payments Inc.	6,321,545
35,419	MarketAxess Holdings Inc.	13,509,869
1,262	Moody’s Corp.	406,402
2,723	Nielsen Holdings PLC	47,435
245,006	PayPal Holdings Inc.*	27,423,522
305,794	Quanta Services Inc.	33,313,198
895	Robert Half International Inc.	107,660
1,750	Rollins Inc.	57,103
30,225	S&P Global Inc.	11,355,533
4,859	Toast Inc., Class A Shares*(a)	99,707
65,524	TransUnion	5,946,958
565	United Rentals Inc.*	181,715
1,258	Verisk Analytics Inc., Class A Shares	223,094
	Total Commercial Services	176,614,899
Cosmetics/Personal Care – 1.7%
6,579	Colgate-Palmolive Co.	506,254
103,251	Estee Lauder Cos., Inc., Class A Shares	30,596,369
18,889	Procter & Gamble Co.	2,944,606
1,048,757	Unilever PLC, ADR	52,721,014
	Total Cosmetics/Personal Care	86,768,243
Food – 0.5%
1,584	Campbell Soup Co.	71,233
3,703	Conagra Brands Inc.	129,494
4,728	General Mills Inc.	318,809
1,135	Hershey Co.	229,565
2,272	Hormel Foods Corp.	108,238
831	JM Smucker Co.	111,977
1,975	Kellogg Co.	126,282
5,541	Kraft Heinz Co.	217,318
5,282	Kroger Co.	247,198
1,140	Lamb Weston Holdings Inc.	75,730
1,946	McCormick & Co., Inc.	185,201
10,888	Mondelez International Inc., Class A Shares	712,946
205,009	Nestle SA, ADR	26,657,320
4,001	Sysco Corp.	348,487
2,301	Tyson Foods Inc., Class A Shares	213,211
	Total Food	29,753,009
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER NON-CYCLICAL – (continued)
Healthcare-Products – 4.9%
13,802	Abbott Laboratories	$1,664,797
33,403	ABIOMED Inc.*	10,379,648
129,110	Alcon Inc.	9,940,179
56,168	Align Technology Inc.*	28,727,685
154,242	Avantor Inc.*	5,350,655
3,908	Baxter International Inc.	332,063
303	Bio-Techne Corp.	127,081
241,291	Boston Scientific Corp.*	10,657,823
17,219	Cooper Cos., Inc.	7,042,915
103,530	Danaher Corp.	28,409,667
256,869	DENTSPLY SIRONA Inc.	13,906,888
325,981	Edwards Lifesciences Corp.*	36,630,485
298,591	Exact Sciences Corp.*	23,308,013
1,105	Henry Schein Inc.*	95,450
1,965	Hologic Inc.*	139,849
662	IDEXX Laboratories Inc.*	352,416
98,838	Insulet Corp.*	26,161,430
56,923	Intuitive Surgical Inc.*	16,526,455
247,610	Medtronic PLC	25,996,574
985	PerkinElmer Inc.	176,916
1,137	ResMed Inc.	280,555
781	STERIS PLC	187,440
46,835	Stryker Corp.	12,333,997
361	Teleflex Inc.	121,408
3,076	Thermo Fisher Scientific Inc.	1,673,344
473	Waters Corp.*	149,813
578	West Pharmaceutical Services Inc.	223,732
1,631	Zimmer Biomet Holdings Inc.	207,447
	Total Healthcare-Products	261,104,725
Healthcare-Services – 2.9%
1,895	Anthem Inc.	856,256
1,323	Catalent Inc.*	134,999
236,236	Centene Corp.*	19,517,818
387	Charles River Laboratories International Inc.*	112,679
109,885	DaVita Inc.*	12,391,731
87,202	HCA Healthcare Inc.	21,827,533
15,474	Humana Inc.	6,720,668
1,491	IQVIA Holdings Inc.*	343,109
58,379	Laboratory Corp. of America Holdings*	15,835,888
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER NON-CYCLICAL – (continued)
Healthcare-Services – (continued)
945	Quest Diagnostics Inc.	$124,050
167,969	UnitedHealth Group Inc.	79,931,408
590	Universal Health Services Inc., Class B Shares	84,919
	Total Healthcare-Services	157,881,058
Household Products/Wares – 0.0%
635	Avery Dennison Corp.	111,887
1,906	Church & Dwight Co., Inc.	186,502
951	Clorox Co.	138,646
2,628	Kimberly-Clark Corp.	342,034
	Total Household Products/Wares	779,069
Pharmaceuticals – 4.8%
222,830	AbbVie Inc.	32,927,589
1,165	AmerisourceBergen Corp., Class A Shares	166,047
45,006	AstraZeneca PLC, ADR	2,739,965
51,837	Becton Dickinson & Co.	14,062,341
17,325	Bristol-Myers Squibb Co.	1,189,708
2,164	Cardinal Health Inc.	116,878
25,972	Cigna Corp.	6,175,622
229,057	CVS Health Corp.	23,741,758
757	DexCom Inc.*	313,330
231,067	Elanco Animal Health Inc.*	6,564,613
245,812	Eli Lilly & Co.	61,440,709
20,548	Johnson & Johnson	3,381,584
178,799	McKesson Corp.	49,162,573
179,438	Merck & Co., Inc.	13,741,362
426,746	Organon & Co.	15,930,428
43,810	Pfizer Inc.	2,056,441
155,390	Sarepta Therapeutics Inc.*	11,904,428
9,348	Viatris Inc.	102,922
3,693	Zoetis Inc., Class A Shares	715,149
	Total Pharmaceuticals	246,433,447
	TOTAL CONSUMER NON-CYCLICAL	1,257,518,953
ENERGY – 3.9%
Energy-Alternate Sources – 0.9%
180,415	Enphase Energy Inc.*	30,075,180
176,361	NextEra Energy Partners LP	13,757,922
403	SolarEdge Technologies Inc.*	128,726
	Total Energy-Alternate Sources	43,961,828
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
ENERGY – (continued)
Oil & Gas – 2.9%
2,930	APA Corp.	$104,396
15,046	Chevron Corp.	2,166,624
201,040	ConocoPhillips	19,070,654
6,307	Coterra Energy Inc.	147,142
282,030	Devon Energy Corp.	16,794,886
1,329	Diamondback Energy Inc.	183,535
4,567	EOG Resources Inc.	524,840
649,712	EQT Corp.	15,034,336
402,866	Exxon Mobil Corp.	31,592,752
183,766	Hess Corp.	18,571,392
6,014	Marathon Oil Corp.	135,676
363,302	Marathon Petroleum Corp.	28,290,327
6,926	Occidental Petroleum Corp.	302,874
3,420	Phillips 66	288,101
84,738	Pioneer Natural Resources Co.	20,303,225
3,192	Valero Energy Corp.	266,564
	Total Oil & Gas	153,777,324
Oil & Gas Services – 0.1%
6,822	Baker Hughes Co., Class A Shares	200,430
215,355	Halliburton Co.	7,220,853
10,948	Schlumberger NV	429,599
	Total Oil & Gas Services	7,850,882
Pipelines – 0.0%
15,220	Kinder Morgan Inc.	264,828
3,481	ONEOK Inc.	227,309
9,484	Williams Cos., Inc.	296,660
	Total Pipelines	788,797
	TOTAL ENERGY	206,378,831
FINANCIAL – 15.1%
Banks – 2.1%
56,214	Bank of America Corp.	2,484,659
5,930	Bank of New York Mellon Corp.	315,180
15,488	Citigroup Inc.	917,354
3,325	Citizens Financial Group Inc.	174,297
214,937	Comerica Inc.	20,524,334
5,337	Fifth Third Bancorp	255,322
1,399	First Republic Bank	242,391
22,429	Goldman Sachs Group Inc.	7,654,793
11,288	Huntington Bancshares Inc.	175,190
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
FINANCIAL – (continued)
Banks – (continued)
23,067	JPMorgan Chase & Co.	$3,270,901
7,267	KeyCorp	182,184
1,004	M&T Bank Corp.	182,959
321,570	Morgan Stanley	29,179,262
1,621	Northern Trust Corp.	184,632
3,299	PNC Financial Services Group Inc.	657,326
7,441	Regions Financial Corp.	179,998
472	Signature Bank	162,788
82,716	State Street Corp.	7,058,156
458	SVB Financial Group*	277,548
10,419	Truist Financial Corp.	648,270
10,532	US Bancorp	595,479
593,853	Wells Fargo & Co.	31,693,935
1,262	Zions Bancorp N.A.	89,463
	Total Banks	107,106,421
Diversified Financial Services – 4.7%
4,897	American Express Co.	952,662
114,871	Ameriprise Financial Inc.	34,437,177
415,761	Ant International Co., Ltd., Class C Shares, Private Placement*(c)(d)@	1,522,475
1,115	BlackRock Inc., Class A Shares	829,437
3,322	Capital One Financial Corp.	509,163
859	Cboe Global Markets Inc.	100,752
124,862	Charles Schwab Corp.	10,545,845
66,534	CME Group Inc., Class A Shares	15,737,287
2,288	Discover Financial Services	282,431
2,211	Franklin Resources Inc.	65,733
4,398	Intercontinental Exchange Inc.	563,472
446,035	Invesco Ltd.	9,473,783
349	Maplebear Inc. d/b/a Instacart, Non-voting Shares*(c)(d)@	33,504
6,679	Maplebear Inc. d/b/a Instacart, Private Placement*(c)(d)@	641,184
56,768	Mastercard Inc., Class A Shares	20,483,030
910	Nasdaq Inc.	155,747
1,441	Raymond James Financial Inc.	158,006
226,904	SoFi Technologies Inc.*(a)	2,598,051
4,272	Synchrony Financial	182,756
1,754	T Rowe Price Group Inc.	253,558
22,947	Tradeweb Markets Inc., Class A Shares	1,938,563
683,821	Visa Inc., Class A Shares	147,787,395
	Total Diversified Financial Services	249,252,011
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
FINANCIAL – (continued)
Equity Real Estate Investment Trusts (REITs) – 0.4%
1,101	Alexandria Real Estate Equities Inc.	$208,529
3,555	American Tower Corp.	806,523
1,091	AvalonBay Communities Inc.	260,302
1,099	Boston Properties Inc.	134,419
3,373	Crown Castle International Corp.	561,908
2,215	Digital Realty Trust Inc.	298,848
2,963	Duke Realty Corp.	157,039
703	Equinix Inc.	498,940
2,664	Equity Residential	227,239
507	Essex Property Trust Inc.	160,805
1,045	Extra Space Storage Inc.	196,617
548	Federal Realty Investment Trust	64,434
4,164	Healthpeak Properties Inc.	129,334
5,687	Host Hotels & Resorts Inc.*	103,901
2,335	Iron Mountain Inc.	114,835
4,716	Kimco Realty Corp.	110,967
899	Mid-America Apartment Communities Inc.	183,944
5,771	Prologis Inc.	841,700
1,191	Public Storage	422,829
4,416	Realty Income Corp.	291,853
1,215	Regency Centers Corp.	80,056
849	SBA Communications Corp., Class A Shares	257,578
2,565	Simon Property Group Inc.	352,841
2,239	UDR Inc.	122,854
3,110	Ventas Inc.	167,940
1,222	Vornado Realty Trust	52,888
3,397	Welltower Inc.	282,936
566,623	Weyerhaeuser Co.	22,030,302
	Total Equity Real Estate Investment Trusts (REITs)	29,122,361
Insurance – 6.5%
4,750	Aflac Inc.	290,178
2,238	Allstate Corp.	273,842
6,481	American International Group Inc.	396,896
61,360	Aon PLC, Class A Shares	17,925,710
1,618	Arthur J Gallagher & Co.	255,951
204,084	Assurant Inc.	34,635,096
350,352	Berkshire Hathaway Inc., Class B Shares*	112,620,650
1,805	Brown & Brown Inc.	122,036
115,682	Chubb Ltd.	23,557,482
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
FINANCIAL – (continued)
Insurance – (continued)
1,161	Cincinnati Financial Corp.	$142,559
292,763	Equitable Holdings Inc.	9,561,640
316	Everest Re Group Ltd.	94,238
727	Globe Life Inc.	73,398
137,254	Hartford Financial Services Group Inc.	9,536,408
1,318	Lincoln National Corp.	88,860
1,616	Loews Corp.	99,125
3,941	Marsh & McLennan Cos., Inc.	612,471
343,600	MetLife Inc.	23,210,180
1,905	Principal Financial Group Inc.	134,569
321,079	Progressive Corp.	34,011,898
2,950	Prudential Financial Inc.	329,397
1,920	Travelers Cos., Inc.	329,914
297,260	Voya Financial Inc.	20,020,461
234,985	Willis Towers Watson PLC	52,237,166
1,117	WR Berkley Corp.	100,865
	Total Insurance	340,660,990
Private Equity – 1.4%
410,875	Ares Management Corp., Class A Shares	33,317,854
651,144	KKR & Co., Inc.	39,146,777
	Total Private Equity	72,464,631
Real Estate – 0.0%
2,612	CBRE Group Inc., Class A Shares*	252,972
Savings & Loans – 0.0%
3,299	People’s United Financial Inc.	69,543
	TOTAL FINANCIAL	798,928,929
INDUSTRIAL – 6.6%
Aerospace/Defense – 3.0%
63,470	Airbus SE*	8,177,308
38,575	Boeing Co.*	7,920,990
59,624	General Dynamics Corp.	13,978,847
492,503	Howmet Aerospace Inc.	17,690,708
97,428	L3Harris Technologies Inc.	24,582,059
36,033	Lockheed Martin Corp.	15,631,115
77,841	Northrop Grumman Corp.	34,416,620
142,468	Raytheon Technologies Corp.	14,631,464
26,764	Teledyne Technologies Inc.*	11,491,926
409	TransDigm Group Inc.*	272,635
	Total Aerospace/Defense	148,793,672
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
INDUSTRIAL – (continued)
Building Materials – 0.1%
6,764	Carrier Global Corp.	$303,568
1,095	Fortune Brands Home & Security Inc.	95,155
5,532	Johnson Controls International PLC	359,359
18,074	Martin Marietta Materials Inc.	6,857,276
1,866	Masco Corp.	104,571
440	Mohawk Industries Inc.*	61,943
1,036	Vulcan Materials Co.	187,982
	Total Building Materials	7,969,854
Electrical Components & Equipment – 0.2%
1,806	AMETEK Inc.	234,401
4,666	Emerson Electric Co.	433,565
24,668	Generac Holdings Inc.*	7,782,014
	Total Electrical Components & Equipment	8,449,980
Electronics – 0.2%
2,363	Agilent Technologies Inc.	308,041
715	Allegion PLC	81,882
4,668	Amphenol Corp., Class A Shares	354,815
2,799	Fortive Corp.	181,235
1,173	Garmin Ltd.	129,546
5,373	Honeywell International Inc.	1,019,527
63,704	Hubbell Inc., Class B Shares	11,355,238
1,438	Keysight Technologies Inc.*	226,298
179	Mettler-Toledo International Inc.*	252,164
2,547	TE Connectivity Ltd.	362,769
1,941	Trimble Inc.*	135,385
	Total Electronics	14,406,900
Engineering & Construction – 0.0%
1,003	Jacobs Engineering Group Inc.	123,369
Environmental Control – 0.0%
1,323	Pentair PLC	76,615
1,634	Republic Services Inc., Class A Shares	196,537
3,004	Waste Management Inc.	433,778
	Total Environmental Control	706,930
Hand/Machine Tools – 0.0%
429	Snap-on Inc.	90,167
1,273	Stanley Black & Decker Inc.	207,117
	Total Hand/Machine Tools	297,284
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
INDUSTRIAL – (continued)
Machinery-Construction & Mining – 0.3%
644,105	Bloom Energy Corp., Class A Shares*	$14,299,131
4,222	Caterpillar Inc.	791,963
	Total Machinery-Construction & Mining	15,091,094
Machinery-Diversified – 0.3%
2,202	Deere & Co.	792,764
1,124	Dover Corp.	176,311
583	IDEX Corp.	111,878
302,455	Ingersoll Rand Inc.	15,280,027
436	Nordson Corp.	98,750
3,315	Otis Worldwide Corp.	259,664
905	Rockwell Automation Inc.	241,255
1,446	Westinghouse Air Brake Technologies Corp.	134,218
1,389	Xylem Inc.	123,551
	Total Machinery-Diversified	17,218,418
Miscellaneous Manufacturers – 1.4%
4,498	3M Co.	668,628
143,168	AO Smith Corp.	9,818,461
106,516	Eaton Corp. PLC	16,434,354
8,571	General Electric Co.	818,616
2,229	Illinois Tool Works Inc.	482,222
1,008	Parker-Hannifin Corp.	298,761
152,702	Textron Inc.	11,167,097
225,457	Trane Technologies PLC	34,704,596
	Total Miscellaneous Manufacturers	74,392,735
Packaging & Containers – 0.0%
11,872	Amcor PLC	138,071
2,528	Ball Corp.	226,863
761	Packaging Corp. of America	112,011
1,180	Sealed Air Corp.	79,213
2,133	WestRock Co.	96,561
	Total Packaging & Containers	652,719
Shipbuilding – 0.2%
61,578	Huntington Ingalls Industries Inc.	12,586,543
Transportation – 0.9%
1,048	CH Robinson Worldwide Inc.	101,321
17,312	CSX Corp.	587,050
1,312	Expeditors International of Washington Inc.	135,608
85,286	FedEx Corp.	18,956,519
647	JB Hunt Transport Services Inc.	131,296
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
INDUSTRIAL – (continued)
Transportation – (continued)
62,675	Norfolk Southern Corp.	$16,077,391
727	Old Dominion Freight Line Inc.	228,300
5,018	Union Pacific Corp.	1,234,177
60,037	United Parcel Service Inc., Class B Shares	12,632,985
	Total Transportation	50,084,647
	TOTAL INDUSTRIAL	350,774,145
TECHNOLOGY – 19.0%
Computers – 4.1%
4,930	Accenture PLC, Class A Shares	1,557,979
584,167	Apple Inc.	96,457,655
50,355	CACI International Inc., Class A Shares*	14,088,825
145,969	Cognizant Technology Solutions Corp., Class A Shares	12,572,310
111,279	Crowdstrike Holdings Inc., Class A Shares*	21,722,774
1,969	DXC Technology Co.*	67,005
442	EPAM Systems Inc.*	91,825
35,876	Fortinet Inc.*	12,359,999
811,045	Hewlett Packard Enterprise Co.	12,911,836
8,996	HP Inc.	309,103
7,000	International Business Machines Corp.	857,570
124,695	Leidos Holdings Inc.	12,698,939
768,343	NCR Corp.*	31,133,258
1,732	NetApp Inc.	135,754
1,597	Seagate Technology Holdings PLC	164,746
2,403	Western Digital Corp.*	122,409
	Total Computers	217,251,987
Office/Business Equipment – 0.0%
417	Zebra Technologies Corp., Class A Shares*	172,363
Semiconductors – 3.2%
182,892	Advanced Micro Devices Inc.*	22,557,899
4,195	Analog Devices Inc.	672,416
78,733	Applied Materials Inc.	10,565,969
24,136	ASML Holding NV, Class NY Registered Shares, ADR	16,086,885
3,213	Broadcom Inc.	1,887,445
31,744	Intel Corp.	1,514,189
290	IPG Photonics Corp.*	37,801
1,183	KLA Corp.	412,275
1,099	Lam Research Corp.	616,924
4,331	Microchip Technology Inc.	304,599
8,731	Micron Technology Inc.	775,837
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
TECHNOLOGY – (continued)
Semiconductors – (continued)
336	Monolithic Power Systems Inc.	$154,123
301,738	NVIDIA Corp.	73,578,811
2,076	NXP Semiconductors NV	394,689
74,251	Qorvo Inc.*	10,156,052
178,105	QUALCOMM Inc.	30,632,279
1,289	Skyworks Solutions Inc.	178,101
60,737	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	6,499,466
1,266	Teradyne Inc.	149,287
7,208	Texas Instruments Inc.	1,225,288
	Total Semiconductors	178,400,335
Software – 11.7%
6,080	Activision Blizzard Inc.	495,520
88,491	Adobe Inc.*	41,385,471
1,256	Akamai Technologies Inc.*	135,975
30,506	ANSYS Inc.*	9,889,740
20,095	Atlassian Corp. PLC, Class A Shares*	6,143,443
1,716	Autodesk Inc.*	377,915
14,860	Avalara Inc.*	1,544,103
14,316	Bill.com Holdings Inc.*	3,405,490
97,098	Black Knight Inc.*	5,455,937
900	Broadridge Financial Solutions Inc.	131,589
2,163	Cadence Design Systems Inc.*	327,543
575	Canva Inc., Private Placement*(c)(d)@	784,875
1,271	Celonis SE*(c)(d)@	470,003
35,269	Ceridian HCM Holding Inc.*	2,571,463
2,297	Cerner Corp.	214,195
983	Citrix Systems Inc.	100,757
35,361	Datadog Inc., Class A Shares*	5,697,011
151,585	DocuSign Inc., Class A Shares*	17,952,212
2,207	Electronic Arts Inc.	287,109
3,985	Epic Games Inc., Private Placement*(c)(d)@	3,832,016
4,753	Fidelity National Information Services Inc.	452,628
770,223	Fiserv Inc.*	75,227,680
9,544	HashiCorp Inc., Class A Shares*(a)	480,922
143,740	Intuit Inc.	68,185,944
594	Jack Henry & Associates Inc.	105,019
835	Magic Leap Inc., Series D, Private Placement*(c)(d)@	16,034
467,016	Microsoft Corp.	139,539,711
17,019	MongoDB Inc., Class A Shares*	6,501,088
75,620	MSCI Inc., Class A Shares	37,937,798
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
TECHNOLOGY – (continued)
Software – (continued)
12,589	Oracle Corp.	$956,386
2,505	Paychex Inc.	298,245
370	Paycom Software Inc.*	125,508
848	PTC Inc.*	94,365
189,208	RingCentral Inc., Class A Shares*	24,755,975
82,128	ROBLOX Corp., Class A Shares*	4,235,341
20,093	Roper Technologies Inc.	9,006,084
200,090	salesforce.com Inc.*	42,124,948
115,403	SentinelOne Inc., Class A Shares*	4,789,224
119,227	ServiceNow Inc.*	69,142,122
9,287	Snowflake Inc., Class A Shares*	2,467,184
20,012	Stripe Inc., Class B Shares, Private Placement*(c)(d)@	821,893
1,190	Synopsys Inc.*	371,744
895	Take-Two Interactive Software Inc.*	144,990
14,152	Twilio Inc., Class A Shares*	2,473,770
316	Tyler Technologies Inc.*	135,330
145,611	UiPath Inc., Class A Shares*	5,054,158
10,633	Workday Inc., Class A Shares*	2,435,489
34,253	Zoom Video Communications Inc., Class A Shares*	4,541,948
	Total Software	603,623,895
	TOTAL TECHNOLOGY	999,448,580
UTILITIES – 1.7%
Electric – 1.7%
756,658	AES Corp.	16,063,849
1,917	Alliant Energy Corp.	111,953
2,009	Ameren Corp.	172,674
3,931	American Electric Power Co., Inc.	356,345
4,858	CenterPoint Energy Inc.	132,866
343,148	Clearway Energy Inc., Class C Shares	11,461,143
2,245	CMS Energy Corp.	143,702
2,761	Consolidated Edison Inc.	236,811
338,045	Constellation Energy Corp.	15,543,309
6,322	Dominion Energy Inc.	502,789
1,512	DTE Energy Co.	183,844
6,004	Duke Energy Corp.	602,862
2,965	Edison International	188,040
1,565	Entergy Corp.	164,654
1,849	Evergy Inc.	115,396
2,684	Eversource Energy	219,551
682,094	Exelon Corp.	29,029,921
4,248	FirstEnergy Corp.	177,779
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
UTILITIES – (continued)
Electric – (continued)
15,315	NextEra Energy Inc.	$1,198,705
1,931	NRG Energy Inc.	73,069
877	Pinnacle West Capital Corp.	62,118
5,836	PPL Corp.	152,728
3,947	Public Service Enterprise Group Inc.	255,884
2,493	Sempra Energy	359,540
8,272	Southern Co.	535,777
461,549	Vistra Corp.	10,532,548
2,462	WEC Energy Group Inc.	223,747
4,205	Xcel Energy Inc.	283,123
	Total Electric	89,084,727
Gas – 0.0%
1,051	Atmos Energy Corp.	115,410
3,111	NiSource Inc.	90,001
	Total Gas	205,411
Water – 0.0%
1,417	American Water Works Co., Inc.	214,095
	TOTAL UTILITIES	89,504,233
	TOTAL COMMON STOCKS
	(Cost – $4,108,048,273)	5,185,815,154
PREFERRED STOCKS – 0.1%
CONSUMER CYCLICAL – 0.0%
Auto Manufacturers – 0.0%
21,292	Sila Nanotechnologies Inc., Series F, Private Placement*(c)(d)@	878,780
9,549	Waymo LLC, Series A2, Private Placement*(c)(d)@	875,853
	Total Auto Manufacturers	1,754,633
	TOTAL CONSUMER CYCLICAL	1,754,633
FINANCIAL – 0.0%
Diversified Financial Services – 0.0%
1,020	Maplebear Inc. d/b/a Instacart, Series A*(c)(d)@	97,920
13,638	Maplebear Inc. d/b/a Instacart, Series G*(c)(d)@	1,309,248
2,066	Maplebear Inc. d/b/a Instacart, Series I*(c)(d)@	198,336
	Total Diversified Financial Services	1,605,504
	TOTAL FINANCIAL	1,605,504
INDUSTRIAL – 0.1%
Electrical Components & Equipment – 0.0%
48,400	GM Cruise Holdings LLC, Class F Shares, Private Placement*(c)(d)@	1,275,340
39,865	GM Cruise Holdings LLC, Class G Shares, Private Placement*(c)(d)@	1,050,443
	Total Electrical Components & Equipment	2,325,783
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
PREFERRED STOCKS – (continued)
INDUSTRIAL – (continued)
Environmental Control – 0.0%
23,420	Redwood Materials Inc., Series C, Private Placement*(c)(d)@	$1,221,353
Machinery – 0.1%
108,389	Nuro Inc., Series C, Private Placement*(c)(d)@	2,259,447
26,242	Nuro Inc., Series D*(c)(d)@	547,033
	Total Machinery	2,806,480
	TOTAL INDUSTRIAL	6,353,616
TECHNOLOGY – 0.0%
Software – 0.0%
27	Canva Inc., Series A, Private Placement*(c)(d)@	36,855
10	Canva Inc., Series A-3, Private Placement*(c)(d)@	13,650
1	Canva Inc., Series A-4, Private Placement*(c)(d)@	1,365
3,314	Celonis SE, Series D*(c)(d)@	1,225,484
6,765	Formagrid Inc.*(c)(d)@	1,266,980
20,620	Rappi Inc., Series E, Private Placement*(c)(d)@	1,169,773
	Total Software	3,714,107
	TOTAL TECHNOLOGY	3,714,107
	TOTAL PREFERRED STOCKS
	(Cost – $11,470,211)	13,427,860
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost – $4,119,518,484)	5,199,243,014
Face Amount†
SHORT-TERM INVESTMENTS – 1.4%
TIME DEPOSITS – 1.4%
$213	ANZ National Bank – London, 0.005% due 3/1/22	213
8,362,506	Banco Bilbao Vizcaya Argentaria SA – Madrid, 0.005% due 3/1/22	8,362,506
38,746,887	Barclays Bank PLC – London, 0.005% due 3/1/22	38,746,887
	BNP Paribas – Paris:
1,802,185	0.005% due 3/1/22	1,802,185
4GBP	0.090% due 3/1/22	6
21,615,580	Skandinaviska Enskilda Banken AB – Stockholm, 0.005% due 3/1/22	21,615,580
3,476,686	Sumitomo Mitsui Banking Corp. – Tokyo, 0.005% due 3/1/22	3,476,686
	TOTAL TIME DEPOSITS
	(Cost – $74,004,063)	74,004,063
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING – 0.4%
MONEY MARKET FUND – 0.4%
23,492,013	Federated Government Obligations Fund, Premier Class, 0.025%(e) (Cost – $23,492,013)	$23,492,013
	TOTAL INVESTMENTS – 100.1%
	(Cost – $4,217,014,560)	5,296,739,090
	Liabilities in Excess of Other Assets – (0.1)%	(7,664,923)
	TOTAL NET ASSETS – 100.0%	$5,289,074,167

†
Face amount denominated in U.S. dollars, unless otherwise noted.

*
Non-income producing security.

(a)
All or a portion of this security is on loan (See Note 5).

(b)
Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at February 28, 2022, amounts to $2,653,671 and represents 0.05% of net assets.

(c)
Security is valued in good faith at fair value by or under the direction of the Board of Trustees using significant unobservable inputs.

(d)
Illiquid security. The aggregate value of illiquid holdings at February 28, 2022, amounts to $62,460,205 and represents 1.18% of net assets.

(e)
Represents investment of collateral received from securities lending transactions.

@
Restricted security – Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

Security	First Acquisition Date	First Acquisition Cost	Market Value	Percent of Net Assets
Ant International Co., Ltd., Class C Shares, Private Placement	6/7/2018	$1,584,623	$1,522,475	0.03%
Aurora Innovation Inc., Series B, Private Placement	3/1/2019	445,475	568,701	0.01%
Canva Inc., Private Placement	12/17/2021	589,640	784,875	0.01%
Canva Inc., Series A, Private Placement	12/17/2021	46,012	36,855	0.00%*
Canva Inc., Series A-4, Private Placement	12/17/2021	1,704	1,365	0.00%*
Canva Inc., Series A-3, Private Placement	12/17/2021	17,042	13,650	0.00%*
Celonis SE	6/17/2021	470,003	470,003	0.01%
Celonis SE, Series D	6/17/2021	1,225,484	1,225,484	0.02%
Epic Games Inc., Private Placement	6/18/2020	1,665,200	3,832,016	0.08%
Formagrid Inc.	12/8/2021	1,266,980	1,266,980	0.02%
GM Cruise Holdings LLC, Class F Shares, Private Placement	5/7/2019	883,300	1,275,340	0.02%
GM Cruise Holdings LLC, Class G Shares, Private Placement	1/21/2021	1,050,443	1,050,443	0.02%
Magic Leap Inc., Series D, Private Placement	10/12/2017	406,539	16,034	0.00%*
Maplebear Inc. d/b/a Instacart, Non-voting Shares	8/7/2020	16,171	33,504	0.00%*
Maplebear Inc. d/b/a Instacart, Private Placement	8/7/2020	309,464	641,184	0.01%
Maplebear Inc. d/b/a Instacart, Series A	11/18/2020	62,232	97,920	0.00%*
Maplebear Inc. d/b/a Instacart, Series G	7/2/2020	655,877	1,309,248	0.02%
Maplebear Inc. d/b/a Instacart, Series I	2/26/2021	258,250	198,336	0.00%*
Nuro Inc., Series C, Private Placement	10/30/2020	940,662	2,259,447	0.04%
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Large Cap Equity Fund (concluded)

Security	First Acquisition Date	First Acquisition Cost	Market Value	Percent of Net Assets
Nuro Inc., Series D	10/29/2021	$547,033	$547,033	0.01%
Rappi Inc., Series E, Private Placement	9/8/2020	1,231,963	1,169,773	0.02%
Redwood Materials Inc., Series C, Private Placement	5/28/2021	1,110,190	1,221,353	0.02%
Rivian Automotive Inc., Private Placement	11/10/2021	10,143,042	40,341,660	0.78%
Sila Nanotechnologies Inc., Series F, Private Placement	1/7/2021	878,780	878,780	0.02%
Stripe Inc., Class B Shares, Private Placement	12/17/2019	313,988	821,893	0.02%
Waymo LLC, Series A2, Private Placement	5/8/2020	819,946	875,853	0.02%
Total			$62,460,205	1.18%

*
Position represents less than 0.005%.

Abbreviations used in this schedule:
ADR
 —    American Depositary Receipts

LLC
 —    Limited Liability Company

PLC
 —    Public Limited Company

Summary of Investments by Security Sector^ (Unaudited)
Consumer Non-cyclical	23.7%
Communications	19.2
Technology	18.9
Financial	15.1
Consumer Cyclical	7.4
Industrial	6.8
Energy	3.9
Utilities	1.7
Basic Materials	1.5
Short-Term Investments	1.4
Money Market Fund	0.4
100.0%

^ As a percentage of total investments.
At February 28, 2022, Destinations Large Cap Equity Fund had open exchange traded futures contracts as described below.
The unrealized (depreciation) on the open contracts reflected in the accompanying financial statements was as follows:
Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Market Value	Unrealized (Depreciation)
Contracts to Buy:
S&P 500 E-mini Index March Futures	16	3/22	$3,710,634	$3,494,400	$(216,234)
At February 28, 2022, Destinations Large Cap Equity Fund had deposited cash of  $164,000 with a broker or brokers as margin collateral on open exchange traded futures contracts.
Currency Abbreviations used in this schedule:
GBP
 —    British Pound

See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Small-Mid Cap Equity Fund

Shares/Units	Security	Value
COMMON STOCKS – 95.4%
BASIC MATERIALS – 4.9%
Chemicals – 3.4%
107,300	Ashland Global Holdings Inc.	$9,901,644
54,332	Cabot Corp.	3,974,929
179,886	Codexis Inc.*	3,585,128
38,219	Ingevity Corp.*	2,607,682
24,829	Innospec Inc.	2,371,169
100,700	PPG Industries Inc.	13,438,415
22,519	Rogers Corp.*	6,147,687
97,600	Valvoline Inc.	3,155,408
	Total Chemicals	45,182,062
Iron/Steel – 0.5%
149,104	Allegheny Technologies Inc.*	3,837,937
72,188	Carpenter Technology Corp.	2,771,297
	Total Iron/Steel	6,609,234
Mining – 1.0%
35,887	Cameco Corp.	882,102
445,221	Energy Fuels Inc.*(a)	3,637,456
279,683	Livent Corp.*	6,586,535
27,864	MP Materials Corp.*(a)	1,271,156
61,610	Yamana Gold Inc.	301,889
	Total Mining	12,679,138
	TOTAL BASIC MATERIALS	64,470,434
COMMUNICATIONS – 4.6%
Internet – 1.0%
21,697	Cargurus Inc., Class A Shares*	1,051,220
242,324	ChannelAdvisor Corp.*	4,349,716
111,157	Liquidity Services Inc.*	1,915,235
129,280	Perion Network Ltd.*	2,956,634
58,213	RumbleON Inc., Class B Shares*(a)	1,667,220
72,437	Solo Brands Inc., Class A Shares*(a)	764,935
	Total Internet	12,704,960
Media – 0.5%
3,323	Nexstar Media Group Inc., Class A Shares	614,921
244,564	TEGNA Inc.	5,605,407
	Total Media	6,220,328
Telecommunications – 3.1%
59,429	Aviat Networks Inc.*	1,681,841
131,034	Calix Inc.*	7,120,387
46,867	Cambium Networks Corp.*	1,303,371
63,454	Clearfield Inc.*	4,068,036
127,762	Extreme Networks Inc.*	1,467,985
360,652	Harmonic Inc.*	3,357,670
69,100	Motorola Solutions Inc.	15,231,713
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
COMMUNICATIONS – (continued)
Telecommunications – (continued)
85,235	Sierra Wireless Inc.*(a)	$1,610,089
355,632	Viavi Solutions Inc.*	5,832,365
	Total Telecommunications	41,673,457
	TOTAL COMMUNICATIONS	60,598,745
CONSUMER CYCLICAL – 10.4%
Airlines – 0.1%
73,836	Controladora Vuela Cia de Aviacion SAB de CV, ADR*	1,409,529
6,737	Copa Holdings SA, Class A Shares*	571,567
22,760	JetBlue Airways Corp.*	347,545
	Total Airlines	2,328,641
Apparel – 0.7%
17,756	Carter’s Inc.	1,716,650
23,091	Oxford Industries Inc.	2,041,014
56,177	Steven Madden Ltd.	2,396,511
92,625	Urban Outfitters Inc.*	2,548,114
	Total Apparel	8,702,289
Auto Manufacturers – 0.1%
71,550	Wabash National Corp.	1,219,212
Auto Parts & Equipment – 2.2%
27,401	Dorman Products Inc.*	2,559,802
3,044	Fox Factory Holding Corp.*	359,253
510,100	Gentex Corp.	15,440,727
8,429	Gentherm Inc.*	715,116
193,466	Goodyear Tire & Rubber Co.*	2,996,788
131,393	Shyft Group Inc.	5,309,591
5,211	Visteon Corp.*	626,206
19,769	XPEL Inc.*	1,435,229
	Total Auto Parts & Equipment	29,442,712
Distribution/Wholesale – 0.3%
30,015	Core & Main Inc., Class A Shares*	674,737
56,752	H&E Equipment Services Inc.	2,369,964
19,096	Univar Solutions Inc.*	586,438
	Total Distribution/Wholesale	3,631,139
Entertainment – 1.1%
321,363	Everi Holdings Inc.*	7,519,894
83,609	Golden Entertainment Inc.*	4,759,860
12,583	Red Rock Resorts Inc., Class A Shares	632,673
18,053	SeaWorld Entertainment Inc.*	1,252,698
	Total Entertainment	14,165,125
Food Service – 0.2%
241,487	Sovos Brands Inc.*	2,931,652
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER CYCLICAL – (continued)
Home Builders – 0.7%
64,419	Green Brick Partners Inc.*	$1,493,877
121,442	Skyline Champion Corp.*	8,165,760
	Total Home Builders	9,659,637
Home Furnishings – 0.2%
127,278	Arhaus Inc., Class A Shares*	850,217
33,539	Lovesac Co.*	1,425,072
	Total Home Furnishings	2,275,289
Leisure Time – 1.0%
145,641	Callaway Golf Co.*	3,603,158
156,148	Lindblad Expeditions Holdings Inc.*	2,768,504
184,495	Xponential Fitness Inc., Class A Shares*	3,863,325
35,658	YETI Holdings Inc.*	2,195,107
	Total Leisure Time	12,430,094
Lodging – 1.2%
296,828	Full House Resorts Inc.*	2,612,086
535,339	Playa Hotels & Resorts NV*	5,058,954
84,000	Wyndham Hotels & Resorts Inc.	7,258,440
	Total Lodging	14,929,480
Retail – 2.6%
151,239	American Eagle Outfitters Inc.	3,188,118
173,785	Aspen Aerogels Inc.*	5,144,036
40,314	BlueLinx Holdings Inc.*	3,603,265
50,238	Boot Barn Holdings Inc.*	4,371,711
192,086	Brilliant Earth Group Inc., Class A Shares*(a)	1,747,983
5,366	Dutch Bros Inc., Class A Shares*(a)	258,695
51,820	Kura Sushi USA Inc., Class A Shares*	2,730,914
71,829	Movado Group Inc.	2,831,499
39,505	Murphy USA Inc.	7,140,134
82,207	OptimizeRx Corp.*	3,723,155
72,534	Portillo’s Inc., Class A Shares*(a)	1,817,702
	Total Retail	36,557,212
	TOTAL CONSUMER CYCLICAL	138,272,482
CONSUMER NON-CYCLICAL – 21.0%
Beverages – 1.9%
58,724	Celsius Holdings Inc.*	3,751,876
181,700	Coca-Cola Europacific Partners PLC	9,304,857
204,814	Duckhorn Portfolio Inc.*	4,018,451
72,439	MGP Ingredients Inc.	5,766,869
202,000	Vita Coco Co., Inc.*(a)	2,341,180
	Total Beverages	25,183,233
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER NON-CYCLICAL – (continued)
Biotechnology – 3.9%
46,414	Apellis Pharmaceuticals Inc.*	$1,973,987
200,159	Avid Bioservices Inc.*	4,099,256
3,848	Beam Therapeutics Inc.*	301,491
41,308	Bicycle Therapeutics PLC, ADR*	1,962,130
2,773	Biohaven Pharmaceutical Holding Co., Ltd.*	329,183
73,252	Biomea Fusion Inc.*(a)	469,545
2,473	Blueprint Medicines Corp.*	149,740
63,700	C4 Therapeutics Inc.*	1,428,791
52,669	Celldex Therapeutics Inc.*	1,574,803
73,237	CinCor Pharma Inc.*	1,633,917
291,655	Crinetics Pharmaceuticals Inc.*	5,838,933
72,574	Day One Biopharmaceuticals Inc.*(a)	991,361
126,814	DICE Therapeutics Inc.*(a)	2,344,791
85,390	Dynavax Technologies Corp.*	1,046,881
54,102	Elevation Oncology Inc.*	182,865
12,071	Halozyme Therapeutics Inc.*	428,158
63,878	Imago Biosciences Inc.*	1,504,327
9,912	Intra-Cellular Therapies Inc.*	549,918
151,995	IVERIC bio Inc.*	2,438,000
6,096	Kymera Therapeutics Inc.*	242,377
125,570	Nuvalent Inc., Class A Shares*(a)	1,877,272
246,282	Relay Therapeutics Inc.*	5,937,859
112,907	SpringWorks Therapeutics Inc.*	6,389,407
76,066	VectivBio Holding AG*	429,773
114,871	Ventyx Biosciences Inc.*(a)	1,342,842
229,098	Xenon Pharmaceuticals Inc.*	7,262,407
	Total Biotechnology	52,730,014
Commercial Services – 4.4%
238,493	AirSculpt Technologies Inc.*(a)	3,229,195
10,439	AMN Healthcare Services Inc.*	1,107,995
107,800	Booz Allen Hamilton Holding Corp., Class A Shares	8,698,382
239,433	Cross Country Healthcare Inc.*	5,346,539
199,152	European Wax Center Inc., Class A Shares*(a)	4,952,910
74,500	Global Payments Inc.	9,936,810
4,509	Herc Holdings Inc.	717,472
61,355	Huron Consulting Group Inc.*	3,026,642
90,978	Kelly Services Inc., Class A Shares	1,930,553
71,440	Korn Ferry	4,733,614
3,439	Paylocity Holding Corp.*	730,581
262,160	Performant Financial Corp.*	568,887
97,600	Quanta Services Inc.	10,632,544
58,647	Repay Holdings Corp., Class A Shares*	1,012,834
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER NON-CYCLICAL – (continued)
Commercial Services – (continued)
9,058	Triton International Ltd.	$594,929
	Total Commercial Services	57,219,887
Cosmetics/Personal Care – 0.6%
248,822	Beauty Health Co.*	4,822,170
80,456	elf Beauty Inc.*	2,126,452
	Total Cosmetics/Personal Care	6,948,622
Food – 2.6%
52,049	Cal-Maine Foods Inc.	2,304,209
63,228	Hain Celestial Group Inc.*	2,298,970
265,465	Hostess Brands Inc., Class A Shares*	5,718,116
59,031	Ingredion Inc.	5,238,411
26,346	Krispy Kreme Inc.(a)	392,819
38,004	Performance Food Group Co.*	2,129,744
135,621	Real Good Food Co., Inc., Class A Shares*(a)	811,014
113,100	Sysco Corp.	9,851,010
139,056	TreeHouse Foods Inc.*	5,457,948
	Total Food	34,202,241
Healthcare-Products – 4.9%
204,746	Alphatec Holdings Inc.*	2,256,301
6,370	AtriCure Inc.*	442,397
123,700	Bruker Corp.	8,704,769
17,000	Cooper Cos., Inc.	6,953,340
216,000	DENTSPLY SIRONA Inc.	11,694,240
105,011	Envista Holdings Corp.*	5,040,528
5,906	Inmode Ltd.*	252,127
16,884	Inspire Medical Systems Inc.*	4,120,709
52,883	Integra LifeSciences Holdings Corp.*	3,546,334
74,785	Lantheus Holdings Inc.*	3,576,219
2,126	Natera Inc.*	139,785
40,531	NuVasive Inc.*	2,193,538
1,901	Repligen Corp.*	373,927
157,816	SeaSpine Holdings Corp.*	1,999,529
3,465	Shockwave Medical Inc.*	614,102
79,483	SI-BONE Inc.*	1,753,395
81,473	Treace Medical Concepts Inc.*	1,754,928
62,800	Zimmer Biomet Holdings Inc.	7,987,532
	Total Healthcare-Products	63,403,700
Healthcare-Services – 1.1%
24,600	Humana Inc.	10,684,272
72,001	Inotiv Inc.*	1,902,986
13,330	Invitae Corp.*	143,831
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER NON-CYCLICAL – (continued)
Healthcare-Services – (continued)
3,838	Medpace Holdings Inc.*	$587,099
60,155	RadNet Inc.*	1,484,024
189,568	Thorne HealthTech Inc.*(a)	849,265
	Total Healthcare-Services	15,651,477
Household Products/Wares – 0.2%
32,138	Spectrum Brands Holdings Inc.	2,981,764
Pharmaceuticals – 1.4%
106,065	Centessa Pharmaceuticals PLC, ADR*(a)	946,100
189,841	Cytokinetics Inc.*	6,705,184
9,068	Galapagos NV, ADR*(a)	600,574
3,469	Intellia Therapeutics Inc.*	342,911
139,402	Merus NV*	3,915,802
30,542	Morphic Holding Inc.*	1,217,404
8,193	Pacira BioSciences Inc.*	546,391
89,985	Prestige Consumer Healthcare Inc.*	5,356,807
	Total Pharmaceuticals	19,631,173
	TOTAL CONSUMER NON-CYCLICAL	277,952,111
ENERGY – 3.4%
Energy-Alternate Sources – 0.2%
91,813	Green Plains Inc.*	3,005,958
Oil & Gas – 2.3%
7,947	California Resources Corp.	327,655
7,467	Callon Petroleum Co.*	420,840
80,307	Civitas Resources Inc.	4,053,094
131,126	Helmerich & Payne Inc.	4,750,695
7,487	HollyFrontier Corp.*	227,979
50,412	Magnolia Oil & Gas Corp., Class A Shares	1,126,708
175,562	Matador Resources Co.	8,707,875
90,155	Par Pacific Holdings Inc.*	1,226,108
73,497	Patterson-UTI Energy Inc.	1,060,562
79,122	PDC Energy Inc.	5,104,952
103,750	Ranger Oil Corp., Class A Shares*	3,502,600
	Total Oil & Gas	30,509,068
Oil & Gas Services – 0.9%
354,300	Baker Hughes Co., Class A Shares	10,409,334
54,895	NexTier Oilfield Solutions Inc.*	436,964
102,654	Select Energy Services Inc., Class A Shares*	849,975
	Total Oil & Gas Services	11,696,273
	TOTAL ENERGY	45,211,299
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
FINANCIAL – 20.4%
Banks – 9.0%
20,785	Bancorp Inc.*	$609,000
152,412	Bank of NT Butterfield & Son Ltd.	5,852,621
170,822	BankUnited Inc.	7,550,332
68,652	Customers Bancorp Inc.*	4,225,531
15,700	First Citizens BancShares Inc., Class A Shares	12,378,665
137,886	First Interstate BancSystem Inc., Class A Shares	5,598,172
68,805	Live Oak Bancshares Inc.	4,400,080
75,120	Meta Financial Group Inc.	4,160,897
48,991	Metropolitan Bank Holding Corp.*	5,009,330
335,122	PacWest Bancorp	16,561,729
84,672	Pinnacle Financial Partners Inc.	8,558,646
29,800	Signature Bank	10,277,722
63,832	Triumph Bancorp Inc.*	6,403,626
334,222	Umpqua Holdings Corp.	7,135,640
115,953	Univest Financial Corp.	3,360,318
41,748	Webster Financial Corp.	2,513,647
77,712	Western Alliance Bancorp	7,284,723
79,145	Wintrust Financial Corp.	7,863,847
	Total Banks	119,744,526
Diversified Financial Services – 0.1%
18,615	CI Financial Corp.	305,844
65,759	Cowen Inc., Class A Shares	1,949,754
10,223	StepStone Group Inc., Class A Shares	353,000
	Total Diversified Financial Services	2,608,598
Equity Real Estate Investment Trusts (REITs) – 5.6%
57,100	Alexandria Real Estate Equities Inc.	10,814,740
85,180	American Campus Communities Inc.	4,583,536
408,100	American Homes 4 Rent, Class A Shares	15,511,881
278,700	Americold Realty Trust	7,446,864
384,488	Chimera Investment Corp.	4,679,219
80,589	Corporate Office Properties Trust	2,112,238
104,300	Dynex Capital Inc.(a)	1,603,091
55,300	Extra Space Storage Inc.	10,404,695
173,879	LXP Industrial Trust	2,688,169
4,919	Ryman Hospitality Properties Inc.*	433,413
43,000	SBA Communications Corp., Class A Shares	13,045,770
	Total Equity Real Estate Investment Trusts (REITs)	73,323,616
Insurance – 4.7%
105,002	BRP Group Inc., Class A Shares*	2,915,906
39,888	Hanover Insurance Group Inc.	5,564,775
185,400	Hartford Financial Services Group Inc.	12,881,592
4,567	Kinsale Capital Group Inc.	957,974
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
FINANCIAL – (continued)
Insurance – (continued)
248,625	MGIC Investment Corp.	$3,774,127
281,992	NMI Holdings Inc., Class A Shares*	6,525,295
63,600	Progressive Corp.	6,737,148
68,800	Willis Towers Watson PLC	15,294,240
75,800	WR Berkley Corp.	6,844,740
	Total Insurance	61,495,797
Private Equity – 0.3%
194,565	Hercules Capital Inc.(a)	3,496,333
Real Estate – 0.7%
503,657	Newmark Group Inc., Class A Shares	8,904,656
	TOTAL FINANCIAL	269,573,526
INDUSTRIAL – 17.0%
Aerospace/Defense – 1.1%
79,946	AAR Corp.*	3,592,773
63,882	BWX Technologies Inc.	3,412,576
56,098	Hexcel Corp.	3,248,074
18,125	Spirit AeroSystems Holdings Inc., Class A Shares	906,250
103,267	Triumph Group Inc.*	2,585,806
	Total Aerospace/Defense	13,745,479
Building Materials – 1.2%
3,415	Boise Cascade Co.	272,995
19,101	Hayward Holdings Inc.*	341,717
28,800	Martin Marietta Materials Inc.	10,926,720
41,907	Masonite International Corp.*	3,953,087
20,703	Summit Materials Inc., Class A Shares*	646,348
	Total Building Materials	16,140,867
Electrical Components & Equipment – 0.3%
51,440	Belden Inc.	2,898,644
38,377	Energizer Holdings Inc.	1,281,408
	Total Electrical Components & Equipment	4,180,052
Electronics – 2.2%
8,496	Atkore Inc.*	864,128
54,720	Camtek Ltd.*	1,797,005
143,000	Fortive Corp.	9,259,250
41,900	Hubbell Inc., Class B Shares	7,468,675
3,717	Vicor Corp.*	277,920
77,600	Woodward Inc.	9,671,288
	Total Electronics	29,338,266
Engineering & Construction – 0.7%
20,426	Dycom Industries Inc.*	1,778,288
31,180	EMCOR Group Inc.	3,602,537
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
INDUSTRIAL – (continued)
Engineering & Construction – (continued)
4,225	Exponent Inc.	$400,361
23,739	Latham Group Inc.*(a)	415,195
27,679	NV5 Global Inc.*	2,968,573
26,155	WillScot Mobile Mini Holdings Corp.*	929,287
	Total Engineering & Construction	10,094,241
Environmental Control – 1.2%
66,003	Clean Harbors Inc.*	6,298,666
145,494	Energy Recovery Inc.*	2,764,386
16,773	Evoqua Water Technologies Corp.*	715,536
134,465	Harsco Corp.*	1,601,478
100,236	Montrose Environmental Group Inc.*	4,421,410
2,915	Tetra Tech Inc.	462,815
	Total Environmental Control	16,264,291
Hand/Machine Tools – 1.5%
62,574	Regal Rexnord Corp.	10,033,741
52,800	Stanley Black & Decker Inc.	8,590,560
	Total Hand/Machine Tools	18,624,301
Machinery-Construction & Mining – 0.8%
758,600	Vertiv Holdings Co., Class A Shares	9,876,972
Machinery-Diversified – 4.3%
107,482	Altra Industrial Motion Corp.	4,564,761
90,888	Cactus Inc., Class A Shares	4,604,386
2,598	Chart Industries Inc.*	375,151
58,704	CIRCOR International Inc.*	1,581,486
45,700	Dover Corp.	7,168,502
209,165	Gates Industrial Corp. PLC*	3,313,174
222,300	Ingersoll Rand Inc.	11,230,596
3,073	Kornit Digital Ltd.*	291,413
106,120	Ranpak Holdings Corp., Class A Shares*	2,568,104
31,100	Rockwell Automation Inc.	8,290,638
40,880	SPX FLOW Inc.	3,511,183
279,300	Zurn Water Solutions Corp.	9,082,836
	Total Machinery-Diversified	56,582,230
Metal Fabricate/Hardware – 0.5%
37,801	Standex International Corp.	4,004,260
60,165	Xometry Inc., Class A Shares*(a)	2,942,670
	Total Metal Fabricate/Hardware	6,946,930
Miscellaneous Manufacturers – 1.7%
2,786	Axon Enterprise Inc.*	390,737
85,981	Enerpac Tool Group Corp., Class A Shares	1,483,172
48,653	EnPro Industries Inc.	5,373,237
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
INDUSTRIAL – (continued)
Miscellaneous Manufacturers – (continued)
37,260	Hillenbrand Inc.	$1,777,675
158,923	ITT Inc.	13,964,564
	Total Miscellaneous Manufacturers	22,989,385
Packaging & Containers – 0.5%
111,268	Karat Packaging Inc.*	1,808,105
222,104	O-I Glass Inc.*	2,838,489
53,696	Silgan Holdings Inc.	2,248,788
	Total Packaging & Containers	6,895,382
Transportation – 0.8%
88,460	Air Transport Services Group Inc.*	2,787,375
33,923	CryoPort Inc.*	1,164,577
44,184	Forward Air Corp.	4,558,905
6,387	Kirby Corp.*	416,113
3,745	Saia Inc.*	1,075,676
23,241	Star Bulk Carriers Corp.	699,089
	Total Transportation	10,701,735
Trucking & Leasing – 0.2%
46,179	Greenbrier Cos., Inc.	2,051,733
	TOTAL INDUSTRIAL	224,431,864
TECHNOLOGY – 9.4%
Computers – 1.5%
14,507	CACI International Inc., Class A Shares*	4,058,913
3,614	CyberArk Software Ltd.*	614,886
33,560	Endava PLC, ADR*	4,469,521
26,036	ExlService Holdings Inc.*	3,144,888
226,937	Grid Dynamics Holdings Inc.*	2,757,284
21,576	KBR Inc.	1,071,033
36,842	Lumentum Holdings Inc.*	3,642,200
1,872	Zscaler Inc.*	447,689
	Total Computers	20,206,414
Semiconductors – 7.0%
48,427	Alpha & Omega Semiconductor Ltd.*	2,603,920
7,563	Ambarella Inc.*	1,056,627
129,985	Axcelis Technologies Inc.*	8,997,562
67,800	Azenta Inc.	5,933,856
123,024	Impinj Inc.*	8,457,900
45,400	KLA Corp.	15,821,900
8,230	Lattice Semiconductor Corp.*	515,362
37,316	MACOM Technology Solutions Holdings Inc.*	2,242,691
20,860	MaxLinear Inc., Class A Shares*	1,279,761
107,700	MKS Instruments Inc.	16,219,620
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
TECHNOLOGY – (continued)
Semiconductors – (continued)
83,400	NXP Semiconductors NV	$15,856,008
57,701	Silicon Motion Technology Corp., ADR	4,185,630
9,198	SiTime Corp.*	1,859,284
189,808	SMART Global Holdings Inc.*	5,210,230
2,400	Synaptics Inc.*	548,232
54,931	Ultra Clean Holdings Inc.*	2,516,389
	Total Semiconductors	93,304,972
Software – 0.9%
6,524	DigitalOcean Holdings Inc.*	387,004
63,763	Docebo Inc.*(a)	3,355,209
62,254	HireRight Holdings Corp.*(a)	813,660
46,575	Motorsport Games Inc., Class A Shares*	158,821
57,676	Phreesia Inc.*	1,775,844
402,205	Rackspace Technology Inc.*	4,476,542
51,918	Sophia Genetics SA*(a)	664,550
	Total Software	11,631,630
	TOTAL TECHNOLOGY	125,143,016
UTILITIES – 4.3%
Electric – 4.1%
118,300	Ameren Corp.	10,167,885
48,665	Black Hills Corp.	3,406,063
385,600	CenterPoint Energy Inc.	10,546,160
204,200	Exelon Corp.	8,690,752
39,166	IDACORP Inc.	4,071,306
151,860	Portland General Electric Co.	7,709,932
151,200	Xcel Energy Inc.	10,180,296
	Total Electric	54,772,394
Gas – 0.2%
35,387	Spire Inc.	2,374,822
	TOTAL UTILITIES	57,147,216
	TOTAL COMMON STOCKS (Cost – $1,106,989,015)	1,262,800,693
EXCHANGE TRADED FUNDS (ETFs) – 0.8%
34,384	iShares Russell 2000(a)	6,990,955
44,294	iShares Russell Mid-Capital(a)	3,380,518
	TOTAL EXCHANGE TRADED FUNDS (ETFs) (Cost – $7,581,454)	10,371,473
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
WARRANT – 0.0%
DIVERSIFIED – 0.0%
SPACs – 0.0%
39,296	EQRx Inc., due 12/20/26, Strike Price $11.50*(b) (Cost – $75,222)	$22,992
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost – $1,114,645,691)	1,273,195,158
Face Amount
SHORT-TERM INVESTMENTS – 4.0%
TIME DEPOSITS – 4.0%
$30,023,139	Barclays Bank PLC – London, 0.005% due 3/1/22	30,023,139
16,959,244	BNP Paribas – Paris, 0.005% due 3/1/22	16,959,244
5,878,096	Skandinaviska Enskilda Banken AB – Stockholm, 0.005% due 3/1/22	5,878,096
	TOTAL TIME DEPOSITS (Cost – $52,860,479)	52,860,479
Shares/Units
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING – 2.8%
MONEY MARKET FUND – 2.8%
37,322,114	Federated Government Obligations Fund, Premier Class, 0.025%(c) (Cost – $37,322,114)	$37,322,114
	TOTAL INVESTMENTS – 103.0% (Cost – $1,204,828,284)	1,363,377,751
	Liabilities in Excess of Other Assets – (3.0)%	(39,989,591)
	TOTAL NET ASSETS – 100.0%	$1,323,388,160

*
Non-income producing security.

(a)
All or a portion of this security is on loan (See Note 5).

(b)
Illiquid security. The aggregate value of illiquid holdings at February 28, 2022, amounts to $22,992 and represents 0.00% of net assets.

(c)
Represents investment of collateral received from securities lending transactions.

Abbreviations used in this schedule:
ADR
 —    American Depositary Receipts

PLC
 —    Public Limited Company

See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Small-Mid Cap Equity Fund (concluded)

Summary of Investments by Security Sector^ (Unaudited)
Consumer Non-cyclical	20.4%
Financial	19.8
Industrial	16.5
Consumer Cyclical	10.1
Technology	9.2
Basic Materials	4.7
Communications	4.4
Utilities	4.2
Energy	3.3
Diversified	0.0*
Exchange Traded Funds (ETFs)	0.8
Short-Term Investments	3.9
Money Market Fund	2.7
100.0%

^
As a percentage of total investments.

*
Position represents less than 0.05%.

See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations International Equity Fund

Shares/Units	Security	Value
COMMON STOCKS – 95.8%
Australia – 0.6%
715,475	Elmo Software Ltd.*(a)	$1,916,230
1,509,789	Johns Lyng Group Ltd.	8,332,306
192,282	Pro Medicus Ltd.(a)	6,693,133
	Total Australia	16,941,669
Austria – 0.1%
47,443	Erste Group Bank AG	1,696,862
Bermuda – 0.1%
164,326	Hiscox Ltd.	2,014,851
Brazil – 1.6%
1,239,538	Aeris Industria E Comercio de Equipamentos Para Geracao de Energia SA*	1,361,821
120,778	Afya Ltd., Class A Shares*	1,558,036
566,023	Americanas SA	3,309,603
300,252	Azul SA*	1,456,908
72,639	Azul SA, ADR*	1,061,256
1,012,530	B3 SA – Brasil Bolsa Balcao	2,846,990
260,156	Banco Inter SA	1,012,570
1,182,872	Hapvida Participacoes e Investimentos SA(b)	2,763,340
449,907	Localiza Rent a Car SA	4,985,212
1,465,443	Magazine Luiza SA	1,690,409
301,535	Rede D’Or Sao Luiz SA(b)	2,975,737
88,167	StoneCo Ltd., Class A Shares*	990,997
1,057,197	Suzano SA	11,287,382
186,101	XP Inc., Class A Shares*	6,018,506
	Total Brazil	43,318,767
Canada – 3.4%
71,138	Agnico Eagle Mines Ltd.	3,593,095
123,871	Canadian Pacific Railway Ltd.	8,705,654
2,317	Constellation Software Inc.	3,904,301
26,034	Definity Financial Corp.*(a)	565,778
363,000	Enbridge Inc.	15,680,271
155,274	Equitable Group Inc.(a)	9,277,000
5,612	Equitable Group Inc. – Sub Rct*	328,212
94,320	Franco-Nevada Corp.	13,887,963
6,400	Shopify Inc., Class A Shares*	4,443,264
64,895	Sun Life Financial Inc.	3,412,401
419,000	Suncor Energy Inc.	12,810,949
80,157	TELUS International CDA Inc.*	1,970,887
81,556	TMX Group Ltd.	8,237,304
70,802	Wheaton Precious Metals Corp.	3,101,951
	Total Canada	89,919,030
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
China – 7.5%
169,359	Alibaba Group Holding Ltd., ADR*	$17,814,873
60,098	Baidu Inc., ADR*	9,161,339
413,316	Beijing Oriental Yuhong Waterproof Technology Co., Ltd., Class A Shares(c)	2,973,051
567,700	BTG Hotels Group Co., Ltd., Class A Shares*(c)	2,277,512
1,944,336	China Conch Venture Holdings Ltd.	9,352,761
1,091,311	China Mengniu Dairy Co., Ltd.*	7,077,640
2,814,757	China Molybdenum Co., Ltd., Class A Shares(c)	2,692,074
1,721,430	China Molybdenum Co., Ltd., Class H Shares(d)	1,030,995
133,797	China Tourism Group Duty Free Corp., Ltd, Class A Shares(c)	4,321,417
1,238,958	Estun Automation Co., Ltd., Class A Shares(c)	4,638,943
479,326	Full Truck Alliance Co., Ltd., ADR*	4,419,386
52,875	GDS Holdings Ltd., ADR*	2,353,995
185,155	GDS Holdings Ltd., Class A Shares*	1,029,310
223,550	Glodon Co., Ltd., Class A Shares(c)	1,998,848
880,700	Gree Electric Appliances Inc. of Zhuhai, Class A Shares(c)	5,129,600
157,095	Hangzhou Tigermed Consulting Co., Ltd., Class A Shares(c)	2,541,144
1,069,135	Han’s Laser Technology Industry Group Co., Ltd., Class A Shares(c)	8,251,401
617,154	Hua Hong Semiconductor Ltd.*(b)	3,192,824
301,450	JD Health International Inc.*(b)	2,233,758
53,332	JD.com Inc., ADR*	3,820,171
19,389	JD.com Inc., Class A Shares*(e)@	658,081
46,794	Kanzhun Ltd., ADR*	1,511,446
1,413,407	Kingdee International Software Group Co., Ltd.*	3,469,267
1,397,348	Kingsoft Corp., Ltd	5,170,077
12,865	Kweichow Moutai Co., Ltd., Class A Shares(c)	3,655,297
616,033	Midea Group Co., Ltd., Class A Shares(c)	6,517,563
1,197,211	NARI Technology Co., Ltd., Class A Shares(c)	6,772,330
248,020	SF Holding Co., Ltd., Class A Shares(c)	2,379,719
398,100	Shandong Pharmaceutical Glass Co., Ltd., Class A Shares(c)	1,977,734
280,458	Shanghai Henlius Biotech Inc., Class H Shares*(a)(b)(d)	815,424
172,031	Shanghai Kindly Medical Instruments Co., Ltd., Class H Shares(a)(d)	332,543
103,500	Shenzhen Inovance Technology Co., Ltd., Class A Shares(c)	1,049,962
64,000	Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A Shares(c)	3,330,075
277,035	Shenzhou International Group Holdings Ltd.	4,649,719
391,199	Tencent Holdings Ltd.	21,260,891
25,801	Tencent Holdings Ltd., ADR(a)(c)	1,387,836
103,732	Trip.com Group Ltd., ADR*	2,678,360
878,941	Venustech Group Inc., Class A Shares(c)	3,376,340
59,625	Will Semiconductor Co., Ltd. Shanghai, Class A Shares(c)	2,322,970
1,282,558	Winning Health Technology Group Co., Ltd., Class A Shares(c)	2,344,821
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
China – (continued)
585,794	Wuxi Biologics Cayman Inc.*(b)	$4,861,975
702,710	Yonyou Network Technology Co., Ltd., Class A Shares(c)	3,496,648
112,336	Yum China Holdings Inc.	5,796,757
314,634	Yunnan Baiyao Group Co., Ltd., Class A Shares(c)	4,496,774
59,953	Zai Lab Ltd., ADR*	3,279,429
617,311	Zhejiang Dingli Machinery Co., Ltd., Class A Shares(c)	5,639,076
	Total China	199,542,156
Colombia – 0.5%
910,243	Ecopetrol SA, ADR	14,718,629
Cyprus – 0.0%
30,870	TCS Group Holding PLC, GDR(e)	225,351
Denmark – 0.7%
43,544	cBrain AS(a)	1,335,908
10,552	Genmab AS*	3,535,529
27,867	Jyske Bank AS, Class Registered Shares*	1,501,064
137,122	Novozymes AS, Class B Shares	8,916,418
30,402	Royal Unibrew AS	3,212,502
36,952	Sydbank AS	1,200,399
	Total Denmark	19,701,820
Egypt – 0.2%
8,362,955	Fawry for Banking & Payment Technology Services SAE*(c)	5,147,662
Finland – 0.6%
85,490	Musti Group OYJ*	2,246,288
209,182	Sampo OYJ, Class A Shares	9,835,371
258,333	Talenom OYJ	2,641,546
84,852	Wartsila OYJ Abp	941,701
	Total Finland	15,664,906
France – 8.9%
334,185	Accor SA*	11,302,634
15,673	Air Liquide SA	2,580,051
52,248	Alstom SA	1,320,310
70,228	Aubay	3,965,424
19,554	AXA SA	525,339
20,699	Compagnie Generale des Etablissements Michelin SCA	2,847,472
206,065	Danone SA	12,541,828
64,582	Dassault Aviation SA	9,634,022
127,745	Dassault Systemes SE	6,138,614
35,124	Esker SA	8,281,310
88,267	EssilorLuxottica SA	15,190,400
669,694	Eutelsat Communications SA	7,363,776
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
France – (continued)
5,041	Kering SA	$3,537,111
136,287	Legrand SA	12,785,077
38,226	L’Oreal SA	15,198,891
10,439	LVMH Moet Hennessy Louis Vuitton SE	7,572,126
78,113	Pernod Ricard SA	16,971,159
424,251	Rexel SA	9,248,332
72,150	Safran SA	9,086,303
101,656	Sanofi	10,666,467
128,983	Schneider Electric SE	20,167,894
290,440	Thales SA	33,241,679
283,824	Veolia Environnement SA	9,798,629
88,907	Vinci SA	9,318,211
	Total France	239,283,059
Germany – 5.6%
18,426	Adesso SE	4,175,851
15,338	adidas AG	3,645,771
46,268	Atoss Software AG	9,044,732
51,016	Bayer AG, Class Registered Shares	2,946,637
42,790	Beiersdorf AG	4,337,969
62,532	Deutsche Boerse AG	10,707,667
432,259	Deutsche Telekom AG	7,768,960
63,358	Elmos Semiconductor SE	4,169,972
112,521	Evotec SE*	3,317,110
111,198	GEA Group AG	4,872,240
276,327	Henkel AG & Co. KGaA	21,947,476
27,381	Infineon Technologies AG	943,832
4,598	KION Group AG	372,156
66,878	Knorr-Bremse AG	5,897,059
25,374	LEG Immobilien SE	3,278,676
58,063	Mensch und Maschine Software SE	3,519,937
25,351	MorphoSys AG*	703,179
135,544	Nexus AG	8,891,547
146,851	Rheinmetall AG	21,953,025
49,423	SAP SE	5,614,891
2,247	Sartorius AG	993,227
55,277	Symrise AG, Class A Shares	6,565,461
106,260	TAG Immobilien AG	2,736,658
107,374	TeamViewer AG*(b)	1,707,751
95,041	Vonovia SE	5,057,864
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Germany – (continued)
61,814	Zalando SE*(b)	$4,130,367
	Total Germany	149,300,015
Greece – 0.1%
441,808	Sarantis SA	3,590,048
Hong Kong – 3.1%
1,314,219	AIA Group Ltd.	13,664,598
6,016,500	BOC Hong Kong Holdings Ltd.	21,604,321
1,462,787	Budweiser Brewing Co. APAC Ltd.(b)	4,531,703
2,209,500	CK Infrastructure Holdings Ltd.	13,709,391
713,126	Galaxy Entertainment Group Ltd.*	3,954,056
2,218,700	Hongkong Land Holdings Ltd.	12,011,758
629,000	SJM Holdings Ltd.*	352,888
3,375,200	Swire Properties Ltd.	8,814,694
214,711	Techtronic Industries Co., Ltd.	3,576,583
	Total Hong Kong	82,219,992
Hungary – 0.1%
84,175	OTP Bank Nyrt*	3,241,182
India – 6.1%
278,405	Aarti Industries Ltd.	3,432,789
381,375	Aavas Financiers Ltd.*	14,189,623
96,750	Asian Paints Ltd.	4,081,775
651,647	Axis Bank Ltd.*	6,408,061
128,942	Bajaj Finance Ltd.	12,034,069
620,667	Berger Paints India Ltd.	5,694,967
733,059	Bharti Airtel Ltd.*	6,435,765
2,891,104	City Union Bank Ltd.	4,808,807
85,488	Divi’s Laboratories Ltd.	4,828,873
182,537	Dr Lal PathLabs Ltd.(b)	6,118,113
2,144,161	Edelweiss Financial Services Ltd.	1,554,661
203,340	Godrej Consumer Products Ltd.*	2,065,530
161,922	Godrej Properties Ltd.*	3,243,223
235,436	HDFC Bank Ltd.	4,464,785
406,254	Housing Development Finance Corp., Ltd	12,780,297
456,812	ICICI Bank Ltd.	4,494,272
187,208	ICICI Lombard General Insurance Co., Ltd.(b)	3,144,166
2,724,766	JM Financial Ltd.	2,450,403
65,309	Jubilant Foodworks Ltd.	2,534,416
94,807	Kotak Mahindra Bank Ltd.	2,328,124
30,490	Maruti Suzuki India Ltd.	3,357,389
461,655	Max Financial Services Ltd.*	5,132,325
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
India – (continued)
245,332	Muthoot Finance Ltd.	$4,433,974
826,819	Nippon Life India Asset Management Ltd.(b)	3,406,254
4,022,729	NTPC Ltd.	7,122,257
350,643	Reliance Industries Ltd.	10,958,138
352,374	SBI Life Insurance Co., Ltd.(b)	4,950,827
182,423	Supreme Industries Ltd.	4,927,964
326,072	Tata Communications Ltd.	5,114,500
256,488	Tata Consumer Products Ltd.	2,453,472
83,574	Titan Co., Ltd.	2,832,151
510,147	Zomato Ltd.*	545,586
	Total India	162,327,556
Indonesia – 1.1%
25,352,600	Astra International Tbk PT	10,244,622
14,718,500	Bank Central Asia Tbk PT	8,323,514
17,490,300	Bank Rakyat Indonesia Persero Tbk PT	5,582,780
56,632,000	Sarana Menara Nusantara Tbk PT@	4,082,471
	Total Indonesia	28,233,387
Ireland – 1.1%
5,935	Accenture PLC, Class A Shares	1,875,579
137,724	DCC PLC	10,755,408
201,360	Experian PLC	7,849,272
35,014	Kerry Group PLC, Class A Shares	4,161,688
43,949	Ryanair Holdings PLC, ADR*	4,382,155
	Total Ireland	29,024,102
Israel – 0.3%
1,956,527	Nayax Ltd.*	3,959,321
5,828	Nice Ltd., ADR*	1,318,585
50,430	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	4,184,762
	Total Israel	9,462,668
Italy – 1.6%
626,953	Atlantia SpA*	11,525,275
505,550	Banca Mediolanum SpA	4,110,554
19,209	DiaSorin SpA	2,854,643
80,056	Digital Value SpA*	7,289,604
170,062	Ermenegildo Zegna Holditalia SpA*	1,644,499
168,929	Gruppo MutuiOnline SpA	7,043,853
1,533,289	Snam SpA	8,536,987
	Total Italy	43,005,415
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Japan – 14.6%
342,427	Avant Corp.	$3,247,738
321,200	Bridgestone Corp.	13,265,179
223,800	Chiba Bank Ltd.	1,429,318
105,000	Chugai Pharmaceutical Co., Ltd.	3,480,461
201,900	Comture Corp.	5,194,969
92,200	Cybozu Inc.	1,119,090
186,500	Daiichi Sankyo Co., Ltd.	4,548,694
11,100	Daikin Industries Ltd.	2,059,255
330,600	Direct Marketing MiX Inc.	4,620,816
19,600	Disco Corp.	5,554,545
271,700	eGuarantee Inc.	4,837,423
65,200	Ezaki Glico Co., Ltd.	2,232,627
73,300	Freee KK*	2,464,958
189,100	Fujitsu General Ltd.	4,063,418
386,318	Funai Soken Holdings Inc.	7,578,969
219,500	Hachijuni Bank Ltd.	839,008
14,200	Hikari Tsushin Inc.	1,760,273
54,410	Hirose Electric Co., Ltd.	8,159,135
361,500	Honda Motor Co., Ltd.	11,030,039
42,700	Hoshizaki Corp.	2,976,402
46,600	IR Japan Holdings Ltd.	1,687,453
111,200	Ito En Ltd.	6,404,197
484,800	Japan Elevator Service Holdings Co., Ltd.	6,431,946
185,300	Kansai Paint Co., Ltd.	3,715,685
161,100	Kao Corp.	7,591,305
9,346	Keyence Corp.	4,443,724
809,300	Kirin Holdings Co., Ltd.	13,448,739
81,500	Kobayashi Pharmaceutical Co., Ltd.	7,037,794
388,200	Komatsu Ltd.	8,953,708
10,000	Kose Corp.	1,147,345
130,900	Lion Corp.	1,716,010
369,700	Mebuki Financial Group Inc.	871,290
54,500	MedPeer Inc.*(a)	1,535,411
401,500	Mitsui Fudosan Co., Ltd.	8,946,755
72,900	Murata Manufacturing Co., Ltd.	5,027,565
385,100	Nabtesco Corp.	10,644,127
90,600	Nihon Kohden Corp.	2,481,110
308,900	Nippon Telegraph & Telephone Corp.	8,860,710
22,000	Nissin Foods Holdings Co., Ltd.	1,756,374
158,600	Nomura Research Institute Ltd.	5,539,207
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Japan – (continued)
329,000	North Pacific Bank Ltd.	$731,302
189,200	NTT Data Corp.	3,596,188
29,400	Obic Co., Ltd.	4,706,809
56,600	Omron Corp.	3,841,985
660,400	ORIX Corp.	13,156,415
229,500	Otsuka Holdings Co., Ltd.	7,933,212
211,200	Outsourcing Inc.	2,636,127
131,100	Pan Pacific International Holdings Corp.	2,143,059
182,300	Persol Holdings Co., Ltd.	4,071,482
144,600	Premium Group Co., Ltd.	5,228,125
665,006	Prestige International Inc.	4,096,055
217,604	Rakus Co., Ltd.	3,694,961
180,600	Rohto Pharmaceutical Co., Ltd.	6,072,155
281,800	Santen Pharmaceutical Co., Ltd.	3,239,699
70,600	Secom Co., Ltd.	5,185,113
239,700	SERAKU Co., Ltd.(a)	2,675,898
400,300	Seven & i Holdings Co., Ltd.(a)	19,521,649
293,700	Shimadzu Corp.	10,536,350
19,700	Shiseido Co., Ltd.	1,124,571
663,148	SIGMAXYZ Holdings Inc.	12,687,773
11,800	SMC Corp.	7,024,107
122,338	SMS Co., Ltd.	3,380,030
33,200	Sohgo Security Services Co., Ltd.	1,198,681
46,900	Sony Group Corp.	4,802,242
130,000	Stanley Electric Co., Ltd.	3,098,095
215,900	Strike Co., Ltd.	8,422,604
88,800	Suzuki Motor Corp.	3,546,851
2,117,882	Systena Corp.	7,724,931
61,200	Temairazu Inc.(a)	2,630,457
57,600	Terumo Corp.	1,868,321
151,400	Toyo Suisan Kaisha Ltd.	6,388,190
183,500	UT Group Co., Ltd.	5,578,602
270,900	ValueCommerce Co., Ltd.	8,590,910
150,900	WealthNavi Inc.*(a)	2,311,543
129,600	Yokogawa Electric Corp.	2,090,794
1,226,800	Z Holdings Corp.	6,096,644
	Total Japan	390,334,702
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Jersey, Channel Islands – 0.4%
1,045,532	JTC PLC(b)	$10,865,980
Malaysia – 0.1%
6,226,500	CTOS Digital Bhd	2,359,003
Mexico – 1.4%
1,879,100	Grupo Financiero Banorte SAB de CV, Class O Shares	12,753,643
987,171	Grupo Mexico SAB de CV, Class B Shares	5,043,220
2,122,108	Qualitas Controladora SAB de CV	11,626,825
1,936,536	Wal-Mart de Mexico SAB de CV	7,376,001
	Total Mexico	36,799,689
Netherlands – 2.9%
843	Adyen NV*(b)	1,727,134
103,459	Akzo Nobel NV	9,830,180
20,480	ASML Holding NV	13,501,080
47,874	Euronext NV(b)	4,332,701
963,456	ING Groep NV	11,253,066
388,616	Koninklijke Philips NV	13,222,172
18,831	NXP Semiconductors NV	3,580,150
205,588	Prosus NV*	12,744,951
12,316	Shop Apotheke Europe NV*(b)	1,184,656
51,331	Wolters Kluwer NV	5,222,109
	Total Netherlands	76,598,199
Norway – 0.6%
128,987	Medistim ASA	4,289,391
917,670	Orkla ASA	8,610,170
387,923	Zaptec AS*(a)	2,021,328
	Total Norway	14,920,889
Peru – 0.1%
26,552	Credicorp Ltd.	4,015,990
Philippines – 0.4%
4,668,582	Ayala Land Inc.	3,553,996
1,702,284	BDO Unibank Inc.	4,326,534
116,380	SM Investments Corp@	2,030,976
	Total Philippines	9,911,506
Poland – 0.3%
167,209	Grupa Pracuj SA*(a)	2,310,542
375,529	InPost SA*	2,318,862
101,679	LiveChat Software SA	2,330,771
	Total Poland	6,960,175
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Portugal – 0.4%
645,653	Galp Energia SGPS SA	$7,151,362
179,012	Jeronimo Martins SGPS SA	3,893,491
	Total Portugal	11,044,853
Russia – 0.2%
70,391	Fix Price Group Ltd., GDR(c)(e)	31,676
322,796	Fix Price Group Ltd., GDR(b)(c)(e)	145,258
253,963	HeadHunter Group PLC, ADR(c)(e)	1,627,903
23,160	Novatek PJSC, GDR*(c)(e)	666,313
204	Novatek PJSC, GDR*(c)(e)	5,869
102,511	Ozon Holdings PLC, ADR*(c)(e)	631,468
12,292	Polyus PJSC(c)(e)	435,045
10,724	Polyus PJSC, GDR(c)(e)	431,963
25,793	Sberbank of Russia PJSC, ADR (listed in UK)(c)(e)	13,670
218,805	Sberbank of Russia PJSC, ADR (listed in US)(c)(e)	115,967
44,201	Yandex NV, Class A Shares*(c)(e)	494,167
	Total Russia	4,599,299
Singapore – 1.3%
24,355,400	Genting Singapore Ltd.	13,843,332
3,220,500	Sheng Siong Group Ltd.	3,610,980
778,100	United Overseas Bank Ltd.	17,184,024
	Total Singapore	34,638,336
South Africa – 0.6%
19,047	Capitec Bank Holdings Ltd.	2,567,701
96,989	Gold Fields Ltd.	1,362,594
252,433	Gold Fields Ltd., ADR	3,539,111
1,361,216	Investec PLC	7,425,589
	Total South Africa	14,894,995
South Korea – 3.0%
44,685	Hyundai Heavy Industries Co., Ltd.*(a)	4,077,893
103,663	Korea Shipbuilding & Offshore Engineering Co., Ltd.*	7,614,827
93,507	LEENO Industrial Inc.	14,030,382
3,704	LG Household & Health Care Ltd.	2,955,078
33,344	NAVER Corp.	8,918,791
381,720	NICE Information Service Co., Ltd.*(a)	5,911,103
595,415	Samsung Electronics Co., Ltd.	35,926,775
	Total South Korea	79,434,849
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Spain – 0.5%
137,960	Amadeus IT Group SA*	$9,145,693
100,725	Fluidra SA	3,066,371
	Total Spain	12,212,064
Sweden – 1.2%
123,626	Assa Abloy AB, Class B Shares	3,268,045
182,702	Epiroc AB, Class A Shares	3,452,695
99,725	Essity AB, Class B Shares	2,572,287
1,238,960	Fortnox AB(c)	4,887,465
70,669	KNOW IT AB	2,326,795
38,380	Olink Holding AB, ADR*(a)	655,914
92,570	Svenska Cellulosa AB SCA, Class B Shares	1,507,361
195,448	Swedbank AB, Class A Shares	3,148,992
7,657,068	VEF AB*	3,435,841
169,499	Vitec Software Group AB, Class B Shares	7,168,409
	Total Sweden	32,423,804
Switzerland – 6.1%
74,466	Alcon Inc.	5,773,221
1,622	Barry Callebaut AG, Class Registered Shares	3,747,724
138	Chocoladefabriken Lindt & Spruengli AG	1,455,689
46,396	Cie Financiere Richemont SA, Class Registered Shares	6,227,228
6,722	Geberit AG, Class Registered Shares	4,359,583
4,285	Givaudan SA, Class Registered Shares	17,807,298
2,167,989	Glencore PLC	12,678,756
412,492	Julius Baer Group Ltd.	23,903,158
11,670	Lonza Group AG, Class Registered Shares	8,112,543
320,294	Nestle SA, Class Registered Shares	41,821,246
1,876	Partners Group Holding AG	2,512,743
15,157	PolyPeptide Group AG*(b)	1,341,457
27,090	Roche Holding AG	10,336,028
25,202	Schindler Holding AG	5,739,267
3,208	SGS SA, Class Registered Shares	9,124,828
16,991	Sika AG, Class Registered Shares	5,583,582
209,767	UBS Group AG, Class Registered Shares	3,848,973
	Total Switzerland	164,373,324
Taiwan – 3.5%
420,029	Chief Telecom Inc.	4,070,641
498,000	Delta Electronics Inc.	4,397,461
363,137	M3 Technology Inc.	3,261,598
292,334	Poya International Co., Ltd.	4,227,025
1,123,000	Taiwan Semiconductor Manufacturing Co., Ltd.	23,922,907
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Taiwan – (continued)
378,248	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	$40,476,318
244,981	Voltronic Power Technology Corp.	12,806,814
	Total Taiwan	93,162,764
Thailand – 0.4%
2,086,100	CP ALL PCL, Class F Shares(c)	4,336,741
5,201,292	TQM Corp. PCL(c)	7,195,306
	Total Thailand	11,532,047
United Arab Emirates – 0.1%
1,138,036	Network International Holdings PLC*(b)@	3,369,505
United Kingdom – 12.0%
434,559	Associated British Foods PLC	11,096,745
166,642	AstraZeneca PLC, ADR	10,145,165
1,784,657	BAE Systems PLC	17,169,398
2,497,558	Baltic Classifieds Group PLC*	5,150,068
953,086	boohoo Group PLC*	1,139,677
326,460	Bridgepoint Group PLC*(b)	1,463,204
124,922	Burberry Group PLC	3,232,752
1,193,491	Bytes Technology Group PLC	7,275,137
16,385,504	Centrica PLC*	16,832,577
633,727	Compass Group PLC	14,236,503
25,197	Croda International PLC	2,523,364
238,234	Deliveroo PLC, Class A Shares*(b)	410,663
311,360	Diageo PLC	15,453,287
976,953	DiscoverIE Group PLC	10,493,906
2,758,151	dotdigital group PLC	5,542,868
285,079	FDM Group Holdings PLC	3,233,226
267,331	Future PLC	9,392,869
612,689	GlaxoSmithKline PLC	12,686,234
177,472	Halma PLC	5,727,424
3,871,009	HSBC Holdings PLC	26,441,423
1,526,460	Ideagen PLC	4,584,803
360,094	IMI PLC	7,039,090
2,125,866	Informa PLC*	16,683,962
79,272	Intertek Group PLC	5,689,469
4,380,706	Johnson Service Group PLC*	9,266,102
1,211,192	Kin & Carta PLC*	4,205,082
21,761	Linde PLC	6,360,433
108,226	London Stock Exchange Group PLC	9,474,942
462,722	Mortgage Advice Bureau Holdings Ltd.(c)	7,127,198
68,558	Ocado Group PLC*	1,261,542
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
United Kingdom – (continued)
309,651	Patisserie Holdings PLC*(c)(e)	$4,155
280,904	Persimmon PLC	9,023,730
146,508	Reckitt Benckiser Group PLC	12,407,892
387,339	Smith & Nephew PLC	6,888,370
48,112	Spectris PLC	1,807,489
48,097	Spirax-Sarco Engineering PLC	7,656,856
82,403	THG PLC, Class B Shares*	115,817
134,591	Unilever PLC@	6,769,724
406,399	WH Smith PLC*	8,709,894
891,030	YouGov PLC(c)	15,837,979
	Total United Kingdom	320,561,019
United States – 2.4%
20,902	ACM Research Inc., Class A Shares*	1,722,743
22,235	Agilent Technologies Inc.	2,898,555
58,070	Analog Devices Inc.	9,308,040
29,618	ANSYS Inc.*	9,601,860
44,635	Bruker Corp.	3,140,965
141,773	Cadence Design Systems Inc.*	21,468,685
572	Canva Inc., Private Placement*(c)(e)@	780,780
123,673	Codere Online Luxembourg SA Forward Shares*(c)(e)@	591,157
24,735	Codere Online Luxembourg SA Founders Shares*(c)(e)@	105,371
1,830	Codere Online Luxembourg,SA Private Shares*(c)(e)@	8,747
11,662	Mastercard Inc., Class A Shares	4,207,883
13,132	Nordson Corp.	2,974,267
12,575	Texas Instruments Inc.	2,137,624
50,060	Waste Connections Inc.	6,181,909
	Total United States	65,128,586
	TOTAL COMMON STOCKS (Cost – $2,169,656,892)	2,558,720,705
EXCHANGE TRADED FUND (ETF) – 0.9%
United States – 0.9%
437,353	iShares Core MSCI Emerging Markets (Cost – $23,924,015)	25,029,712
WARRANTS – 0.0%
Switzerland – 0.0%
96,408	Cie Financiere Richemont SA, due 11/22/23, Strike Price CHF 67.00*(c)	85,159
United States – 0.0%
915	Codere Online Luxembourg SA, due 12/30/26, Strike Price $11.50*@	402
	TOTAL WARRANTS (Cost – $0)	85,561
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
RIGHT – 0.0%
Brazil – 0.0%
12,251	Americanas SA*(c)(e) (Cost – $0)	$14,815
PREFERRED STOCKS – 0.0%
United States – 0.0%
31	Canva Inc., Series A, Private Placement*(c)(e)@	42,315
1	Canva Inc., Series A-3, Private Placement*(c)(e)@	1,365
	TOTAL PREFERRED STOCKS (Cost – $54,552)	43,680
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost – $2,193,635,459)	2,583,894,473
Face Amount†	Security	Value
SHORT-TERM INVESTMENTS – 3.3%
TIME DEPOSITS – 2.9%
$94,128AUD	ANZ National Bank – Hong Kong, (0.220)% due 3/1/22	68,361
1,352,446	Barclays Bank PLC – London, 0.005% due 3/1/22	1,352,446
74,531GBP	BNP Paribas – Paris, 0.090% due 3/1/22	99,998
24,383CHF	BNP Paribas SA – Paris, (1.450)% due 3/1/22	26,590
	Brown Brothers Harriman – Grand Cayman:
104,215DKK	(0.740)% due 3/1/22	15,711
1,730,468SEK	(0.300)% due 3/1/22	182,877
4HKD	0.005% due 3/1/22	—
20NOK	0.070% due 3/1/22	2
4NZD	0.150% due 3/1/22	3
450,939ZAR	3.700% due 3/1/22	29,332
666,583EUR	Citibank – London, (0.780)% due 3/1/22	747,439
1,235,803HKD	Hong Kong & Shanghai Bank – Hong Kong, 0.005% due 3/1/22	158,137
772SGD	Hong Kong & Shanghai Bank – Singapore, 0.070% due 3/1/22	570
155,476CAD	Royal Bank of Canada – Toronto, 0.005% due 3/1/22	122,644
74,331,335	Skandinaviska Enskilda Banken AB – Stockholm, 0.005% due 3/1/22	74,331,335
56,761,960JPY	Sumitomo Mitsui Banking Corp. – Tokyo, (0.340)% due 3/1/22	493,775
	TOTAL TIME DEPOSITS (Cost – $77,629,220)	77,629,220
U.S. GOVERNMENT AGENCY – 0.4%
10,410,000	Federal Home Loan Bank (FHLB) Discount Notes, 0.010% due 3/1/22(f) (Cost – $10,410,000)	10,410,000
	TOTAL SHORT-TERM INVESTMENTS (Cost – $88,039,220)	88,039,220
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING – 1.0%
MONEY MARKET FUND – 1.0%
27,311,506	Federated Government Obligations Fund, Premier Class, 0.025%(g) (Cost – $27,311,506)	$27,311,506
	TOTAL INVESTMENTS – 101.0% (Cost – $2,308,986,185)	2,699,245,199
	Liabilities in Excess of Other Assets – (1.0)%	(27,474,517)
	TOTAL NET ASSETS – 100.0%	$2,671,770,682

†
Face amount denominated in U.S. dollars, unless otherwise noted.

*
Non-income producing security.

(a)
All or a portion of this security is on loan (See Note 5).

(b)
Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at February 28, 2022, amounts to $69,672,797 and represents 2.61% of net assets.

(c)
Illiquid security. The aggregate value of illiquid holdings at February 28, 2022, amounts to $134,336,649 and represents 5.03% of net assets.

(d)
Security trades on the Hong Kong exchange.

(e)
Security is valued in good faith at fair value by or under the direction of the Board of Trustees using significant unobservable inputs.

(f)
Rate shown represents yield-to-maturity.

(g)
Represents investment of collateral received from securities lending transactions.

@
Restricted security – Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and maybe sold only to qualified buyers.

Security	First Acquisition Date	First Acquisition Cost	Market Value	Percent of Net Assets
Canva Inc., Private Placement	8/16/21	$397,070	$780,780	0.03%
Canva Inc., Series A, Private Placement	11/4/21	52,848	42,315	0.00%*
Canva Inc., Series A-3, Private Placement	11/4/21	1,705	1,365	0.00%*
Codere Online Luxembourg SA	12/3/21	0	402	0.00%*
Codere Online Luxembourg SA Forward Shares	6/11/21	1,236,730	591,157	0.02%
Codere Online Luxembourg SA Founders Shares	11/29/21	215	105,371	0.00%*
Codere Online Luxembourg,SA Private Shares	12/10/22	18,304	8,747	0.00%*
JD.com Inc., Class A Shares	1/20/22	477,667	658,081	0.02%
Network International Holdings PLC	4/10/19	1,873,838	3,369,505	0.13%
Sarana Menara Nusantara Tbk PT	4/3/17	1,400	4,082,471	0.15%
SM Investments Corp	5/23/18	348,872	2,030,976	0.08%
Unilever PLC	3/12/20	183,436	6,769,724	0.26%
Total			$18,440,894	0.69%

*
Position represents less than 0.005%.

See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations International Equity Fund (continued)

Abbreviations used in this schedule:
ADR
 —    American Depositary Receipts

GDR
 —    Global Depositary Receipts

PCL
 —    Public Company Limited

PLC
 —    Public Limited Company

Summary of Investments by Security Sector^ (Unaudited)
Consumer Non-cyclical	22.6%
Financial	17.5
Industrial	15.9
Technology	13.3
Consumer Cyclical	8.5
Communications	7.6
Basic Materials	5.1
Energy	2.7
Utilities	1.6
Exchange Traded Funds (ETFs)	0.9
Short-Term Investments	3.3
Money Market Fund	1.0
100.0%

^
As a percentage of total investments.

Schedule of Options Contracts Written
Equity Options
Number of Contracts	Notional Amount	Security Name	Counterparty	Expiration Date	Exercise Rate	Value
116	EUR 371,084	Erste Group Bank AG	GSC	6/17/22	$48.00	$(1,839)
		TOTAL OPTION CONTRACTS WRITTEN (Premiums received – $13,267)				$(1,839)
Counterparty Abbreviations used in this schedule:
GSC
 —    Goldman Sachs & Co.

Currency Abbreviations used in this schedule:
AUD
 —    Australian Dollar

CAD
 —    Canadian Dollar

CHF
 —    Swiss Franc

DKK
 —    Danish Krone

EUR
 —    Euro

GBP
 —    British Pound

HKD
 —    Hong Kong Dollar

JPY
 —    Japanese Yen

NOK
 —    Norwegian Krone

See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations International Equity Fund (concluded)

Currency Abbreviations used in this schedule (continued):
NZD
 —    New Zealand Dollar

SEK
 —    Swedish Krona

SGD
 —    Singapore Dollar

ZAR
 —    South African Rand

See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Equity Income Fund

Shares/Units	Security	Value
COMMON STOCKS – 86.9%
BASIC MATERIALS – 4.1%
Chemicals – 2.2%
12,918	Air Liquide SA	$2,126,530
45,357	DuPont de Nemours Inc.	3,509,271
65,674	Nutrien Ltd.	5,647,319
	Total Chemicals	11,283,120
Mining – 1.9%
75,914	BHP Group Ltd.	2,559,876
40,500	Freeport-McMoRan Inc.	1,901,475
27,250	Newmont Corp.	1,803,950
42,550	Rio Tinto PLC, ADR	3,343,579
	Total Mining	9,608,880
	TOTAL BASIC MATERIALS	20,892,000
COMMUNICATIONS – 8.1%
Advertising – 0.7%
131,000	Hakuhodo DY Holdings Inc.	1,726,133
23,715	Omnicom Group Inc.	1,989,451
	Total Advertising	3,715,584
Internet – 0.1%
7,875	Cogent Communications Holdings Inc.	499,275
Media – 0.5%
55,504	Comcast Corp., Class A Shares	2,595,367
Telecommunications – 6.8%
196,934	AT&T Inc.	4,665,366
130,300	BCE Inc.	6,842,369
83,631	Cisco Systems Inc.	4,664,101
24,300	Corning Inc.	981,720
45,886	SK Telecom Co., Ltd.	2,086,252
75,700	TELUS Corp.	1,910,668
123,801	Verizon Communications Inc.	6,644,400
3,897,243	Vodafone Group PLC	6,887,971
	Total Telecommunications	34,682,847
	TOTAL COMMUNICATIONS	41,493,073
CONSUMER CYCLICAL – 5.6%
Auto Manufacturers – 0.4%
44,540	General Motors Co.*	2,080,909
Distribution/Wholesale – 0.8%
91,400	Mitsui & Co., Ltd.	2,283,547
7,450	Watsco Inc.	2,034,297
	Total Distribution/Wholesale	4,317,844
Home Builders – 0.3%
38,350	PulteGroup Inc.	1,904,461
Home Furnishings – 0.1%
14,325	Leggett & Platt Inc.	531,171
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Equity Income Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER CYCLICAL – (continued)
Lodging – 0.4%
50,813	Las Vegas Sands Corp.*	$2,177,845
Retail – 3.0%
14,800	Best Buy Co., Inc.	1,430,272
2,900	Home Depot Inc.	915,907
8,650	Lowe’s Cos., Inc.	1,912,169
5,875	McDonald’s Corp.	1,438,023
1,347,010	Topsports International Holdings Ltd.	1,398,466
100,610	Walgreens Boots Alliance Inc.	4,637,115
21,918	Walmart Inc.	2,962,437
	Total Retail	14,694,389
Toys/Games/Hobbies – 0.6%
5,895	Nintendo Co., Ltd.	2,980,521
	TOTAL CONSUMER CYCLICAL	28,687,140
CONSUMER NON-CYCLICAL – 21.5%
Agriculture – 3.6%
203,020	British American Tobacco PLC	8,905,429
96,235	Philip Morris International Inc.	9,726,471
	Total Agriculture	18,631,900
Beverages – 0.5%
21,525	Coca-Cola Co.	1,339,716
7,400	PepsiCo Inc.	1,211,676
	Total Beverages	2,551,392
Biotechnology – 1.8%
15,290	Amgen Inc.	3,462,879
95,875	Gilead Sciences Inc.	5,790,850
	Total Biotechnology	9,253,729
Commercial Services – 0.3%
540	SGS SA, Class Registered Shares	1,535,975
Cosmetics/Personal Care – 0.5%
35,400	Kao Corp.	1,668,108
7,925	Procter & Gamble Co.	1,235,428
	Total Cosmetics/Personal Care	2,903,536
Food – 2.1%
99,580	Conagra Brands Inc.	3,482,313
48,525	Flowers Foods Inc.	1,330,070
58,965	General Mills Inc.	3,976,010
23,100	Kellogg Co.	1,477,014
	Total Food	10,265,407
Healthcare-Products – 0.5%
22,039	Medtronic PLC	2,313,875
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Equity Income Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER NON-CYCLICAL – (continued)
Healthcare-Services – 1.2%
8,860	Anthem Inc.	$4,003,391
35,068	Fresenius Medical Care AG & Co. KGaA	2,245,820
	Total Healthcare-Services	6,249,211
Household Products/Wares – 0.7%
6,950	Clorox Co.	1,013,241
20,400	Kimberly-Clark Corp.	2,655,060
	Total Household Products/Wares	3,668,301
Pharmaceuticals – 10.3%
119,442	AbbVie Inc.	17,649,944
29,244	AstraZeneca PLC	3,547,505
53,350	AstraZeneca PLC, ADR	3,247,948
120,931	Bristol-Myers Squibb Co.	8,304,332
53,425	Cardinal Health Inc.	2,885,484
33,550	CVS Health Corp.	3,477,457
101,177	GlaxoSmithKline PLC	2,094,954
13,825	Johnson & Johnson	2,275,180
78,810	Merck & Co., Inc.	6,035,270
60,315	Pfizer Inc.	2,831,186
7,005	Sanofi	735,014
	Total Pharmaceuticals	53,084,274
	TOTAL CONSUMER NON-CYCLICAL	110,457,600
ENERGY – 10.6%
Energy-Alternate Sources – 0.2%
14,525	NextEra Energy Partners LP	1,133,095
Oil & Gas – 7.2%
99,298	Chevron Corp.	14,298,912
43,550	ConocoPhillips	4,131,153
105,470	Exxon Mobil Corp.	8,270,958
13,875	Pioneer Natural Resources Co.	3,324,450
90,202	Shell PLC	2,393,226
91,030	TotalEnergies SE	4,618,056
	Total Oil & Gas	37,036,755
Pipelines – 3.2%
177,825	Enbridge Inc.	7,681,389
161,919	Enterprise Products Partners LP	3,954,062
77,951	TC Energy Corp.	4,187,476
20,925	Williams Cos., Inc.	654,534
	Total Pipelines	16,477,461
	TOTAL ENERGY	54,647,311
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Equity Income Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
FINANCIAL – 17.2%
Banks – 8.8%
171,485	Bank Leumi Le-Israel BM	$1,859,070
21,425	Canadian Imperial Bank of Commerce	2,711,377
33,827	Citigroup Inc.	2,003,573
61,875	Citizens Financial Group Inc.	3,243,488
198,765	Huntington Bancshares Inc.	3,084,833
161,704	ING Groep NV	1,888,686
37,940	JPMorgan Chase & Co.	5,379,892
226,125	KeyCorp	5,668,954
27,625	Morgan Stanley	2,506,693
276,294	Nordea Bank Abp	3,048,831
244,911	Oversea-Chinese Banking Corp. Ltd.	2,110,299
16,800	PNC Financial Services Group Inc.	3,347,400
37,160	Truist Financial Corp.	2,312,095
36,798	US Bancorp	2,080,559
70,966	Wells Fargo & Co.	3,787,455
	Total Banks	45,033,205
Diversified Financial Services – 2.2%
26,500	Amundi SA(a)	1,825,625
14,375	CME Group Inc., Class A Shares	3,400,119
13,424	Deutsche Boerse AG	2,298,659
47,325	Virtu Financial Inc., Class A Shares	1,660,161
111,948	Western Union Co.	2,035,215
	Total Diversified Financial Services	11,219,779
Equity Real Estate Investment Trusts (REITs) – 3.8%
7,550	Alexandria Real Estate Equities Inc.	1,429,970
52,100	American Campus Communities Inc.	2,803,501
108,200	Brixmor Property Group Inc.	2,717,984
6,650	Camden Property Trust	1,097,981
11,800	Crown Castle International Corp.	1,965,762
20,025	Duke Realty Corp.	1,061,325
14,025	Equity Residential	1,196,333
14,025	MGM Growth Properties LLC, Class A Shares	531,127
50,887	National Retail Properties Inc.	2,168,295
83,620	Omega Healthcare Investors Inc.	2,355,575
9,775	Prologis Inc.	1,425,684
12,525	Terreno Realty Corp.	861,595
	Total Equity Real Estate Investment Trusts (REITs)	19,615,132
Insurance – 2.2%
44,042	Ageas SA/NV	2,116,696
8,785	Allianz SE, Class Registered Shares	1,997,530
10,857	Chubb Ltd.	2,210,919
9,537	Everest Re Group Ltd.	2,844,124
4,293	Zurich Insurance Group AG	1,961,852
	Total Insurance	11,131,121
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Equity Income Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
FINANCIAL – (continued)
Investment Companies – 0.2%
25,234	SK Square Co., Ltd.*(b)	$1,188,468
	TOTAL FINANCIAL	88,187,705
INDUSTRIAL – 6.1%
Aerospace/Defense – 3.1%
23,976	Airbus SE*	3,024,546
403,726	BAE Systems PLC	3,884,070
10,810	General Dynamics Corp.	2,534,404
7,725	Lockheed Martin Corp.	3,351,105
30,250	Raytheon Technologies Corp.	3,106,675
	Total Aerospace/Defense	15,900,800
Machinery-Construction & Mining – 0.6%
5,775	Caterpillar Inc.	1,083,274
86,767	Sandvik AB	1,870,896
	Total Machinery-Construction & Mining	2,954,170
Machinery-Diversified – 0.2%
9,175	AGCO Corp.	1,102,468
Miscellaneous Manufacturers – 1.3%
20,454	Eaton Corp. PLC	3,155,848
25,609	Siemens AG, Class Registered Shares	3,637,158
	Total Miscellaneous Manufacturers	6,793,006
Packaging & Containers – 0.2%
83,450	Amcor PLC	970,524
Transportation – 0.7%
72,442	Deutsche Post AG, Class Registered Shares	3,667,930
	TOTAL INDUSTRIAL	31,388,898
TECHNOLOGY – 4.0%
Computers – 0.4%
9,876	Capgemini SE	2,078,718
Semiconductors – 2.3%
2,788	Broadcom Inc.	1,637,783
31,688	Intel Corp.	1,511,518
57,000	MediaTek Inc.	2,260,685
7,350	QUALCOMM Inc.	1,264,126
40,268	Samsung Electronics Co., Ltd.	2,218,036
16,075	Texas Instruments Inc.	2,732,589
	Total Semiconductors	11,624,737
Software – 1.3%
8,863	Microsoft Corp.	2,648,176
29,746	Oracle Corp.	2,259,804
18,450	Paychex Inc.	2,196,657
	Total Software	7,104,637
	TOTAL TECHNOLOGY	20,808,092
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Equity Income Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
UTILITIES – 9.7%
Electric – 9.7%
23,675	Ameren Corp.	$2,034,866
36,455	American Electric Power Co., Inc.	3,304,646
106,275	CenterPoint Energy Inc.	2,906,621
109,163	Dominion Energy Inc.	8,681,733
58,830	Duke Energy Corp.	5,907,120
289,463	Enel SpA	2,142,204
427,518	National Grid PLC	6,470,167
28,150	NextEra Energy Inc.	2,203,301
141,125	PPL Corp.	3,693,241
53,675	Public Service Enterprise Group Inc.	3,479,750
8,800	Sempra Energy	1,269,136
100,135	Southern Co.	6,485,744
12,275	WEC Energy Group Inc.	1,115,552
	Total Electric	49,694,081
	TOTAL UTILITIES	49,694,081
	TOTAL COMMON STOCKS (Cost – $386,421,554)	446,255,900
EXCHANGE TRADED FUNDS (ETFs) – 9.6%
408,489	iShares Core Dividend Growth(b)	21,417,078
51,729	iShares Core High Dividend(b)	5,334,812
380,080	JPMorgan Equity Premium Income	22,751,589
	TOTAL EXCHANGE TRADED FUNDS (ETFs) (Cost – $41,057,203)	49,503,479
CONVERTIBLE PREFERRED STOCKS – 1.2%
TECHNOLOGY – 1.0%
Semiconductors – 0.7%
1,838	Broadcom Inc., 8.000%	3,354,515
Software – 0.3%
22,780	Change Healthcare Inc., 6.000%	1,599,612
	TOTAL TECHNOLOGY	4,954,127
UTILITIES – 0.2%
Electric – 0.2%
12,989	Dominion Energy Inc., 7.250%	1,287,730
	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost – $5,153,940)	6,241,857
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost – $432,632,697)	502,001,236
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Equity Income Fund (continued)

Face Amount	Security	Value
SHORT-TERM INVESTMENTS – 2.0%
TIME DEPOSITS – 2.0%
$1,586,310	Banco Bilbao Vizcaya Argentaria SA – Madrid, 0.005% due 3/1/22	$1,586,310
4,220,486	Barclays Bank PLC – London, 0.005% due 3/1/22	4,220,486
820,293	BNP Paribas – Paris, 0.005% due 3/1/22	820,293
45	Citibank – New York, 0.005% due 3/1/22	45
3,751,289	Skandinaviska Enskilda Banken AB – Stockholm, 0.005% due 3/1/22	3,751,289
	TOTAL TIME DEPOSITS (Cost – $10,378,423)	10,378,423
Shares/Units
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING – 0.7%
MONEY MARKET FUND – 0.7%
3,345,980	Federated Government Obligations Fund, Premier Class, 0.025%(c) (Cost – $3,345,980)	$3,345,980
	TOTAL INVESTMENTS – 100.4% (Cost – $446,357,100)	515,725,639
	Liabilities in Excess of Other Assets – (0.4)%	(1,931,287)
	TOTAL NET ASSETS – 100.0%	$513,794,352

*
Non-income producing security.

(a)
Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at February 28, 2022, amounts to $1,825,625 and represents 0.36% of net assets.

(b)
All or a portion of this security is on loan (See Note 5).

(c)
Represents investment of collateral received from securities lending transactions.

Abbreviations used in this schedule:
ADR
 —    American Depositary Receipts

LLC
 —    Limited Liability Company

LP
 —    Limited Partnership

PLC
 —    Public Limited Company

See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Equity Income Fund (concluded)

Summary of Investments by Security Sector^ (Unaudited)
Consumer Non-cyclical	21.4%
Financial	17.1
Energy	10.6
Utilities	9.9
Communications	8.0
Industrial	6.1
Consumer Cyclical	5.6
Technology	5.0
Basic Materials	4.1
Exchange Traded Funds (ETFs)	9.6
Short-Term Investments	2.0
Money Market Fund	0.6
100.0%

^
As a percentage of total investments.

See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Core Fixed Income Fund

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – 25.5%
Basic Materials – 0.4%
$255,000	Air Products & Chemicals Inc., Senior Unsecured Notes, 1.850% due 5/15/27	$250,354
210,000	Arconic Corp., Secured Notes, 6.125% due 2/15/28(a)	214,725
	ASP Unifrax Holdings Inc.:
135,000	Senior Secured Notes, 5.250% due 9/30/28(a)	129,263
10,000	Senior Unsecured Notes, 7.500% due 9/30/29(a)	9,125
500,000	CAP SA, Senior Unsecured Notes, 3.900% due 4/27/31	426,010
90,000	CVR Partners LP/CVR Nitrogen Finance Corp., Senior Secured Notes, 6.125% due 6/15/28(a)	90,562
75,000	Diamond BC BV, Company Guaranteed Notes, 4.625% due 10/1/29(a)	68,266
	DuPont de Nemours Inc., Senior Unsecured Notes:
1,270,000	4.205% due 11/15/23	1,315,374
1,280,000	4.725% due 11/15/28	1,416,360
170,000	EverArc Escrow SARL, Senior Secured Notes, 5.000% due 10/30/29(a)	157,250
250,000	Freeport-McMoRan Inc., Company Guaranteed Notes, 5.450% due 3/15/43	287,537
575,000	Georgia-Pacific LLC, Senior Unsecured Notes, 3.600% due 3/1/25(a)	591,725
100,000	Glatfelter Corp., Company Guaranteed Notes, 4.750% due 11/15/29(a)	94,912
	Glencore Funding LLC, Company Guaranteed Notes:
370,000	1.625% due 4/27/26(a)	351,967
265,000	3.375% due 9/23/51(a)	226,495
95,000	Hexion Inc., Company Guaranteed Notes, 7.875% due 7/15/27(a)	100,035
130,000	Illuminate Buyer LLC/Illuminate Holdings IV Inc., Senior Unsecured Notes, 9.000% due 7/1/28(a)	137,532
215,000	Kraton Polymers LLC/Kraton Polymers Capital Corp., Company Guaranteed Notes, 4.250% due 12/15/25(a)	220,644
200,000	LG Chem Ltd., Senior Unsecured Notes, 2.375% due 7/7/31(a)	186,292
200,000	Olympus Water US Holding Corp., Senior Secured Notes, 4.250% due 10/1/28(a)	186,520
30,000	SCIH Salt Holdings Inc., Senior Unsecured Notes, 6.625% due 5/1/29(a)	28,200
130,000	Sherwin-Williams Co., Senior Unsecured Notes, 2.900% due 3/15/52	111,561
45,000	TMS International Corp., Senior Unsecured Notes, 6.250% due 4/15/29(a)	43,270
20,000	Tronox Inc., Company Guaranteed Notes, 4.625% due 3/15/29(a)	18,891
485,000	Vale Overseas Ltd., Company Guaranteed Notes, 3.750% due 7/8/30	479,908
400,000	Vedanta Resources Finance II PLC, Company Guaranteed Notes, 9.250% due 4/23/26(a)	348,500
200,000	Vedanta Resources Ltd., Senior Unsecured Notes, 6.125% due 8/9/24	166,396
145,000	WR Grace Holdings LLC, Senior Unsecured Notes, 5.625% due 8/15/29(a)	138,838
	Total Basic Materials	7,796,512
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Communications – 2.3%
$200,000	Acuris Finance U.S. Inc./Acuris Finance SARL, Senior Secured Notes, 5.000% due 5/1/28(a)	$185,500
200,000	Altice France SA, Senior Secured Notes, 5.500% due 10/15/29(a)	183,250
50,000	Arches Buyer Inc., Senior Secured Notes, 4.250% due 6/1/28(a)	47,350
	AT&T Inc., Senior Unsecured Notes:
725,000	1.700% due 3/25/26	705,661
6,261,000	4.350% due 3/1/29	6,805,057
225,000	2.750% due 6/1/31	218,974
635,000	2.250% due 2/1/32	586,024
1,030,000	2.550% due 12/1/33	955,351
585,000	3.650% due 6/1/51	551,869
405,000	3.300% due 2/1/52	359,663
1,450,000	3.500% due 2/1/61	1,277,328
135,000	Avaya Inc., Senior Secured Notes, 6.125% due 9/15/28(a)	129,937
	CCO Holdings LLC/CCO Holdings Capital Corp., Senior Unsecured Notes:
265,000	4.750% due 3/1/30(a)	260,226
125,000	4.500% due 8/15/30(a)	120,385
95,000	4.750% due 2/1/32(a)	92,387
85,000	4.250% due 1/15/34(a)	78,149
125,000	Cengage Learning Inc., Senior Unsecured Notes, 9.500% due 6/15/24(a)	125,214
	Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes:
410,000	4.908% due 7/23/25	434,613
360,000	4.200% due 3/15/28	375,407
830,000	2.300% due 2/1/32	737,088
3,965,000	6.384% due 10/23/35	4,739,179
1,975,000	4.800% due 3/1/50	1,931,331
165,000	3.900% due 6/1/52	143,509
100,000	4.400% due 12/1/61	89,113
195,000	Ciena Corp., Company Guaranteed Notes, 4.000% due 1/31/30(a)	192,040
	Clear Channel Outdoor Holdings Inc., Company Guaranteed Notes:
15,000	7.750% due 4/15/28(a)	15,675
50,000	7.500% due 6/1/29(a)	51,958
	Comcast Corp., Company Guaranteed Notes:
2,055,000	3.750% due 4/1/40	2,075,048
759,000	2.937% due 11/1/56(a)	638,829
105,000	CommScope Inc., Senior Secured Notes, 4.750% due 9/1/29(a)	97,912
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Communications – (continued)
$85,000	CommScope Technologies LLC, Company Guaranteed Notes, 5.000% due 3/15/27(a)	$75,791
175,000	Consolidated Communications Inc., Senior Secured Notes, 5.000% due 10/1/28(a)	165,812
430,000	Cox Communications Inc., Senior Unsecured Notes, 2.600% due 6/15/31(a)	404,894
2,766,000	Crown Castle Towers LLC, Asset Backed, 4.241% due 7/15/28(a)	2,922,807
	CSC Holdings LLC, Senior Unsecured Notes:
295,000	5.750% due 1/15/30(a)	260,851
200,000	4.625% due 12/1/30(a)	166,675
	Digicel Group Holdings Ltd.:
55,246	Senior Unsecured Notes, 8.000% due 4/1/25(a)(b)	49,850
77,097	Subordinated Notes, 7.000%(a)(b)(c)	63,220
110,000	Directv Financing LLC/Directv Financing Co.-Obligor Inc., Senior Secured Notes, 5.875% due 8/15/27(a)	109,963
	Discovery Communications LLC, Company Guaranteed Notes:
60,000	5.300% due 5/15/49	65,121
880,000	4.650% due 5/15/50	899,595
	DISH DBS Corp.:
80,000	Company Guaranteed Notes, 5.125% due 6/1/29	67,500
95,000	Senior Secured Notes, 5.750% due 12/1/28(a)	90,844
80,000	Embarq Corp., Senior Unsecured Notes, 7.995% due 6/1/36	79,000
105,000	Endurance International Group Holdings Inc., Senior Unsecured Notes, 6.000% due 2/15/29(a)	85,575
	Expedia Group Inc., Company Guaranteed Notes:
410,000	5.000% due 2/15/26	441,460
720,000	3.800% due 2/15/28	740,156
	Frontier Communications Holdings LLC:
	Secured Notes:
9,900	5.875% due 11/1/29	9,108
105,000	6.000% due 1/15/30(a)	97,808
	Senior Secured Notes:
45,000	5.875% due 10/15/27(a)	45,636
90,000	5.000% due 5/1/28(a)	87,368
135,000	GCI LLC, Senior Unsecured Notes, 4.750% due 10/15/28(a)	132,504
25,000	iHeartCommunications Inc., Company Guaranteed Notes, 8.375% due 5/1/27	26,042
110,000	Intelsat Jackson Holdings SA, Company Guaranteed Notes, zero coupon, due 8/1/23(d)(f)	−
400,000	KT Corp., Senior Unsecured Notes, 2.500% due 7/18/26	399,422
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Communications – (continued)
$40,000	Level 3 Financing Inc., Company Guaranteed Notes, 3.750% due 7/15/29(a)	$35,677
75,425	Ligado Networks LLC, Senior Secured Notes, 15.500% due 11/1/23(a)(b)	57,889
65,000	LogMeIn Inc., Senior Secured Notes, 5.500% due 9/1/27(a)	61,810
	Lumen Technologies Inc.:
125,000	Senior Secured Notes, 4.000% due 2/15/27(a)	118,946
135,000	Senior Unsecured Notes, 5.125% due 12/15/26(a)	125,599
65,000	Match Group Holdings II LLC, Senior Unsecured Notes, 4.625% due 6/1/28(a)	65,196
125,000	McGraw-Hill Education Inc., Senior Secured Notes, 5.750% due 8/1/28(a)	118,644
45,000	News Corp., Company Guaranteed Notes, 5.125% due 2/15/32(a)	46,013
1,010,000	NTT Finance Corp., Company Guaranteed Notes, 1.162% due 4/3/26(a)	960,177
620,000	Omnicom Group Inc., Senior Unsecured Notes, 2.450% due 4/30/30	594,363
343,000	Paramount Global, Senior Unsecured Notes, 4.950% due 1/15/31	371,774
	Radiate Holdco LLC/Radiate Finance Inc.:
110,000	Senior Secured Notes, 4.500% due 9/15/26(a)	105,104
40,000	Senior Unsecured Notes, 6.500% due 9/15/28(a)	38,000
50,000	Scripps Escrow II Inc., Senior Secured Notes, 3.875% due 1/15/29(a)	46,857
170,000	Scripps Escrow Inc., Company Guaranteed Notes, 5.875% due 7/15/27(a)	169,669
200,000	SingTel Group Treasury Pte Ltd., Company Guaranteed Notes, 1.875% due 6/10/30	189,603
3,426,000	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes, 5.152% due 3/20/28(a)	3,685,089
300,000	Telefonica Moviles Chile SA, Senior Unsecured Notes, 3.537% due 11/18/31(a)	280,500
55,000	Telesat Canada/Telesat LLC, Company Guaranteed Notes, 6.500% due 10/15/27(a)	27,500
55,000	Terrier Media Buyer Inc., Company Guaranteed Notes, 8.875% due 12/15/27(a)	56,375
	T-Mobile USA Inc.:
	Company Guaranteed Notes:
680,000	2.250% due 2/15/26	656,200
45,000	3.375% due 4/15/29	44,037
35,000	3.375% due 4/15/29(a)	34,251
40,000	2.875% due 2/15/31	37,533
	Senior Secured Notes:
650,000	3.500% due 4/15/25	668,213
635,000	3.875% due 4/15/30	656,648
720,000	3.000% due 2/15/41	623,981
35,000	Townsquare Media Inc., Senior Secured Notes, 6.875% due 2/1/26(a)	35,700
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Communications – (continued)
	Uber Technologies Inc., Company Guaranteed Notes:
$70,000	7.500% due 9/15/27(a)	$74,813
85,000	4.500% due 8/15/29(a)	81,375
75,000	Univision Communications Inc., Senior Secured Notes, 4.500% due 5/1/29(a)	71,789
	Verizon Communications Inc., Senior Unsecured Notes:
9,581,000	1.750% due 1/20/31	8,625,625
185,000	2.850% due 9/3/41	165,508
200,000	VZ Secured Financing BV, Senior Secured Notes, 5.000% due 1/15/32(a)	189,500
65,000	Zayo Group Holdings Inc., Senior Unsecured Notes, 6.125% due 3/1/28(a)	60,400
	Total Communications	50,871,387
Consumer Cyclical – 1.9%
140,000	Academy Ltd., Senior Secured Notes, 6.000% due 11/15/27(a)	145,782
5,000,000	Advance Auto Parts Inc., Company Guaranteed Notes, 3.900% due 4/15/30	5,169,024
70,000	Air Canada, Senior Secured Notes, 3.875% due 8/15/26(a)	67,970
95,000	AMC Entertainment Holdings Inc., Senior Secured Notes, 7.500% due 2/15/29(a)	93,551
135,000	American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes, 5.750% due 4/20/29(a)	138,013
140,000	American Axle & Manufacturing Inc., Company Guaranteed Notes, 5.000% due 10/1/29	132,763
95,000	Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Unsecured Notes, 4.625% due 4/1/30(a)	89,537
	At Home Group Inc.:
50,000	Company Guaranteed Notes, 7.125% due 7/15/29(a)	44,375
25,000	Senior Secured Notes, 4.875% due 7/15/28(a)	23,125
	AutoZone Inc., Senior Unsecured Notes:
365,000	3.625% due 4/15/25	377,646
1,702,000	1.650% due 1/15/31	1,509,187
35,000	Beacon Roofing Supply Inc., Company Guaranteed Notes, 4.125% due 5/15/29(a)	32,637
400,000	Boyne USA Inc., Senior Unsecured Notes, 4.750% due 5/15/29(a)	393,000
110,000	Caesars Entertainment Inc., Senior Unsecured Notes, 4.625% due 10/15/29(a)	104,362
195,000	Carnival Corp., Senior Unsecured Notes, 5.750% due 3/1/27(a)	189,931
65,000	Carvana Co., Company Guaranteed Notes, 5.625% due 10/1/25(a)	62,351
280,000	Cedar Fair LP, Company Guaranteed Notes, 5.250% due 7/15/29	279,660
115,000	Century Communities Inc., Company Guaranteed Notes, 6.750% due 6/1/27	118,935
36,195	CWT Travel Group Inc., Senior Secured Notes, 8.500% due 11/19/26(a)	36,557
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Consumer Cyclical – (continued)
	Dana Inc., Senior Unsecured Notes:
$45,000	5.375% due 11/15/27	$45,900
20,000	4.250% due 9/1/30	19,069
135,000	Dealer Tire LLC/DT Issuer LLC, Senior Unsecured Notes, 8.000% due 2/1/28(a)	135,045
	Dick’s Sporting Goods Inc., Senior Unsecured Notes:
345,000	3.150% due 1/15/32	331,596
125,000	4.100% due 1/15/52	109,392
570,000	Dollar General Corp., Senior Unsecured Notes, 3.500% due 4/3/30	581,656
580,000	Dollar Tree Inc., Senior Unsecured Notes, 4.000% due 5/15/25	604,506
200,000	eG Global Finance PLC, Senior Secured Notes, 8.500% due 10/30/25(a)	202,000
100,000	Everi Holdings Inc., Company Guaranteed Notes, 5.000% due 7/15/29(a)	98,060
70,000	Ferrellgas LP/Ferrellgas Finance Corp., Senior Unsecured Notes, 5.375% due 4/1/26(a)	65,803
155,000	Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., Company Guaranteed Notes, 6.750% due 1/15/30(a)	147,550
300,000	Ford Motor Co., Senior Unsecured Notes, 3.250% due 2/12/32	283,077
985,000	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 1.741% (3-Month USD-LIBOR + 1.235)% due 2/15/23(e)	980,938
135,000	Full House Resorts Inc., Senior Secured Notes, 8.250% due 2/15/28(a)	135,337
90,000	Gap Inc., Company Guaranteed Notes, 3.875% due 10/1/31(a)	80,657
	General Motors Financial Co., Inc., Senior Unsecured Notes:
310,000	2.400% due 10/15/28	293,248
305,000	3.100% due 1/12/32	291,098
105,000	Golden Entertainment Inc., Senior Unsecured Notes, 7.625% due 4/15/26(a)	107,887
150,000	Goodyear Tire & Rubber Co., Company Guaranteed Notes, 5.250% due 7/15/31(a)	145,687
150,000	Group 1 Automotive Inc., Company Guaranteed Notes, 4.000% due 8/15/28(a)	144,562
	Home Depot Inc., Senior Unsecured Notes:
1,055,000	3.300% due 4/15/40	1,055,420
430,000	3.900% due 6/15/47	456,521
595,000	Hyundai Capital America, Senior Unsecured Notes, 3.000% due 2/10/27(a)	593,942
155,000	Installed Building Products Inc., Company Guaranteed Notes, 5.750% due 2/1/28(a)	155,418
100,000	IRB Holding Corp., Senior Secured Notes, 7.000% due 6/15/25(a)	104,480
100,000	KAR Auction Services Inc., Company Guaranteed Notes, 5.125% due 6/1/25(a)	101,262
340,000	Las Vegas Sands Corp., Senior Unsecured Notes, 3.500% due 8/18/26	330,375
70,000	LBM Acquisition LLC, Company Guaranteed Notes, 6.250% due 1/15/29(a)	64,865
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Consumer Cyclical – (continued)
$95,000	Lions Gate Capital Holdings LLC, Company Guaranteed Notes, 5.500% due 4/15/29(a)	$90,350
310,000	Live Nation Entertainment Inc., Company Guaranteed Notes, 5.625% due 3/15/26(a)	315,425
130,000	LSF9 Atlantis Holdings LLC/Victra Finance Corp., Senior Secured Notes, 7.750% due 2/15/26(a)	125,125
130,000	M/I Homes Inc., Company Guaranteed Notes, 4.950% due 2/1/28	127,075
615,000	Marriott International Inc., Senior Unsecured Notes, 2.850% due 4/15/31	586,183
140,000	Mattamy Group Corp., Senior Unsecured Notes, 4.625% due 3/1/30(a)	131,600
580,000	McDonald’s Corp., Senior Unsecured Notes, 4.200% due 4/1/50	620,042
	Michaels Cos., Inc.:
115,000	Senior Secured Notes, 5.250% due 5/1/28(a)	107,525
40,000	Senior Unsecured Notes, 7.875% due 5/1/29(a)	35,000
70,000	Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., Senior Secured Notes, 4.875% due 5/1/29(a)	68,250
120,000	Murphy Oil USA Inc., Company Guaranteed Notes, 4.750% due 9/15/29	120,300
	NCL Corp., Ltd:
85,000	Company Guaranteed Notes, 5.875% due 3/15/26(a)	81,812
95,000	Senior Secured Notes, 5.875% due 2/15/27(a)	95,119
220,000	NCL Corp., Ltd., Senior Unsecured Notes, 3.625% due 12/15/24(a)	206,308
65,000	Penn National Gaming Inc., Senior Unsecured Notes, 4.125% due 7/1/29(a)	60,125
250,000	PetSmart Inc./PetSmart Finance Corp., Senior Secured Notes, 4.750% due 2/15/28(a)	249,375
	Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., Company Guaranteed Notes:
110,000	5.625% due 9/1/29(a)	99,773
105,000	5.875% due 9/1/31(a)	94,500
35,000	Real Hero Merger Sub 2 Inc., Senior Unsecured Notes, 6.250% due 2/1/29(a)	32,988
125,000	Scientific Games Holdings LP/Scientific Games US FinCo Inc., Senior Unsecured Notes, 6.625% due 3/1/30(a)	124,154
80,000	Scientific Games International Inc., Company Guaranteed Notes, 8.250% due 3/15/26(a)	83,560
155,000	Scotts Miracle-Gro Co., Company Guaranteed Notes, 4.500% due 10/15/29	149,575
280,000	Six Flags Entertainment Corp., Company Guaranteed Notes, 4.875% due 7/31/24(a)	279,779
120,000	Sonic Automotive Inc., Company Guaranteed Notes, 4.625% due 11/15/29(a)	113,863
6,250,000	Southwest Airlines Co., Senior Unsecured Notes, 5.125% due 6/15/27	6,928,750
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Consumer Cyclical – (continued)
	SRS Distribution Inc.:
$110,000	Company Guaranteed Notes, 6.125% due 7/1/29(a)	$105,101
70,000	Senior Secured Notes, 4.625% due 7/1/28(a)	67,113
	Staples Inc.:
55,000	Senior Secured Notes, 7.500% due 4/15/26(a)	54,379
35,000	Senior Unsecured Notes, 10.750% due 4/15/27(a)	32,598
305,000	Starbucks Corp., Senior Unsecured Notes, 3.800% due 8/15/25	319,459
70,000	Station Casinos LLC, Senior Unsecured Notes, 4.625% due 12/1/31(a)	65,975
4,750,000	Steelcase Inc., Senior Unsecured Notes, 5.125% due 1/18/29	5,185,042
195,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Unsecured Notes, 5.000% due 6/1/31(a)	185,250
130,000	Superior Plus LP/Superior General Partner Inc., Company Guaranteed Notes, 4.500% due 3/15/29(a)	123,988
130,000	SWF Escrow Issuer Corp., Senior Unsecured Notes, 6.500% due 10/1/29(a)	116,529
85,000	Tenneco Inc., Senior Secured Notes, 5.125% due 4/15/29(a)	85,213
639,804	United Airlines 2012-1 Class A Pass-Through Trust, Pass-Thru Certificates, 4.150% due 4/11/24	652,595
1,972,222	United Airlines 2016-2 Class B Pass-Through Trust, Pass-Thru Certificates, 3.650% due 10/7/25	1,926,734
	United Airlines Inc., Senior Secured Notes:
30,000	4.375% due 4/15/26(a)	29,923
105,000	4.625% due 4/15/29(a)	102,427
140,000	Victoria’s Secret & Co., Company Guaranteed Notes, 4.625% due 7/15/29(a)	131,600
	Viking Cruises Ltd.:
360,000	Company Guaranteed Notes, 5.875% due 9/15/27(a)	335,696
50,000	Senior Secured Notes, 13.000% due 5/15/25(a)	55,563
5,000,000	Volkswagen Group of America Finance LLC, Company Guaranteed Notes, 1.250% due 11/24/25(a)	4,764,534
50,000	Wheel Pros Inc., Senior Unsecured Notes, 6.500% due 5/15/29(a)	45,750
140,000	Wyndham Hotels & Resorts Inc., Company Guaranteed Notes, 4.375% due 8/15/28(a)	137,900
130,000	Yum! Brands Inc., Senior Unsecured Notes, 4.750% due 1/15/30(a)	131,950
	Total Consumer Cyclical	42,255,632
Consumer Non-cyclical – 3.0%
	AbbVie Inc., Senior Unsecured Notes:
570,000	3.850% due 6/15/24	589,393
145,000	2.950% due 11/21/26	147,624
105,000	3.200% due 11/21/29	106,340
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Consumer Non-cyclical – (continued)
$5,120,000	4.550% due 3/15/35	$5,639,288
1,330,000	4.250% due 11/21/49	1,414,232
294,000	Adani International Container Terminal Pvt Ltd., Senior Secured Notes, 3.000% due 2/16/31(a)	272,988
	Adani Ports & Special Economic Zone Ltd., Senior Unsecured Notes:
200,000	4.000% due 7/30/27	198,384
200,000	4.375% due 7/3/29	196,197
135,000	AdaptHealth LLC, Company Guaranteed Notes, 5.125% due 3/1/30(a)	124,537
40,000	Air Methods Corp., Senior Unsecured Notes, 8.000% due 5/15/25(a)	33,200
1,465,000	Alcon Finance Corp., Company Guaranteed Notes, 2.750% due 9/23/26(a)	1,471,116
	Allied Universal Holdco LLC/Allied Universal Finance Corp.:
130,000	Senior Secured Notes, 6.625% due 7/15/26(a)	133,159
170,000	Senior Unsecured Notes, 9.750% due 7/15/27(a)	177,650
195,000	Altria Group Inc., Company Guaranteed Notes, 3.875% due 9/16/46	167,574
	Amgen Inc., Senior Unsecured Notes:
1,130,000	2.000% due 1/15/32	1,045,763
170,000	3.350% due 2/22/32	174,110
35,000	4.200% due 2/22/52	36,689
3,500,000	Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Company Guaranteed Notes, 4.900% due 2/1/46	3,954,866
	Anheuser-Busch InBev Worldwide Inc., Company Guaranteed Notes:
80,000	4.439% due 10/6/48	85,600
535,000	5.550% due 1/23/49	662,442
1,010,000	4.750% due 4/15/58	1,116,352
	Anthem Inc., Senior Unsecured Notes:
585,000	3.300% due 1/15/23	593,911
780,000	3.500% due 8/15/24	802,053
175,000	5.100% due 1/15/44	207,763
115,000	APi Escrow Corp., Company Guaranteed Notes, 4.750% due 10/15/29(a)	108,675
90,000	APi Group DE Inc., Company Guaranteed Notes, 4.125% due 7/15/29(a)	82,928
	Astrazeneca Finance LLC, Company Guaranteed Notes:
1,010,000	1.200% due 5/28/26	967,922
690,000	1.750% due 5/28/28	659,590
85,000	B&G Foods Inc., Company Guaranteed Notes, 5.250% due 9/15/27	84,753
	BAT Capital Corp., Company Guaranteed Notes:
475,000	2.259% due 3/25/28	443,397
650,000	3.462% due 9/6/29	638,522
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Consumer Non-cyclical – (continued)
$635,000	2.726% due 3/25/31	$581,951
705,000	BAT International Finance PLC, Company Guaranteed Notes, 1.668% due 3/25/26	669,520
	Bausch Health Cos., Inc.:
	Senior Secured Notes:
45,000	6.125% due 2/1/27(a)	45,369
90,000	4.875% due 6/1/28(a)	86,451
60,000	Company Guaranteed Notes, 6.250% due 2/15/29(a)	51,160
900,000	Baxter International Inc., Senior Unsecured Notes, 2.272% due 12/1/28(a)	867,415
210,000	Bayer US Finance II LLC, Company Guaranteed Notes, 4.250% due 12/15/25(a)	220,540
1,615,000	Boston Scientific Corp., Senior Unsecured Notes, 3.750% due 3/1/26	1,686,209
	Bristol-Myers Squibb Co., Senior Unsecured Notes:
71,000	2.900% due 7/26/24	72,652
780,000	0.750% due 11/13/25	740,925
230,000	2.950% due 3/15/32	232,979
1,050,000	3.550% due 3/15/42	1,069,739
460,000	2.550% due 11/13/50	389,240
340,000	Bunge Ltd. Finance Corp., Company Guaranteed Notes, 2.750% due 5/14/31	323,599
575,000	Cargill Inc., Senior Unsecured Notes, 2.125% due 11/10/31(a)	541,878
80,000	Catalent Pharma Solutions Inc., Company Guaranteed Notes, 3.500% due 4/1/30(a)	74,472
	Centene Corp., Senior Unsecured Notes:
80,000	3.000% due 10/15/30	76,256
545,000	2.500% due 3/1/31	501,806
70,000	2.625% due 8/1/31	64,544
	CHS/Community Health Systems Inc.:
	Senior Secured Notes:
95,000	6.000% due 1/15/29(a)	95,119
85,000	4.750% due 2/15/31(a)	80,006
125,000	Secured Notes, 6.875% due 4/15/29(a)	121,212
	Cigna Corp.:
280,000	Company Guaranteed Notes, 3.050% due 10/15/27	285,741
1,235,000	Senior Unsecured Notes, 1.250% due 3/15/26	1,181,419
325,000	CommonSpirit Health, Senior Secured Notes, 2.760% due 10/1/24	327,813
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Consumer Non-cyclical – (continued)
	Constellation Brands Inc.:
	Company Guaranteed Notes:
$165,000	3.600% due 2/15/28	$169,961
280,000	3.150% due 8/1/29	280,143
310,000	Senior Unsecured Notes, 2.875% due 5/1/30	302,441
	Coty Inc.:
55,000	Company Guaranteed Notes, 6.500% due 4/15/26(a)	56,127
95,000	Senior Secured Notes, 5.000% due 4/15/26(a)	95,579
	CVS Health Corp., Senior Unsecured Notes:
947,000	4.780% due 3/25/38	1,058,995
515,000	2.700% due 8/21/40	449,539
885,000	5.050% due 3/25/48	1,033,385
	CVS Pass-Through Trust:
1,186,604	Pass-Thru Certificates, 6.943% due 1/10/30	1,370,748
1,351,257	Senior Secured Notes, 6.036% due 12/10/28	1,478,377
85,000	DaVita Inc., Company Guaranteed Notes, 4.625% due 6/1/30(a)	81,494
1,040,000	Diageo Capital PLC, Company Guaranteed Notes, 2.000% due 4/29/30	980,580
90,000	Emergent BioSolutions Inc., Company Guaranteed Notes, 3.875% due 8/15/28(a)	80,506
	Encompass Health Corp., Company Guaranteed Notes:
65,000	4.500% due 2/1/28	63,279
20,000	4.750% due 2/1/30	19,098
165,000	4.625% due 4/1/31	155,763
110,000	Endo Luxembourg Finance Co. I SARL/Endo US Inc., Senior Secured Notes, 6.125% due 4/1/29(a)	103,400
235,000	Estee Lauder Cos., Inc., Senior Unsecured Notes, 2.600% due 4/15/30	233,237
	Garda World Security Corp.:
220,000	Senior Secured Notes, 4.625% due 2/15/27(a)	213,125
100,000	Senior Unsecured Notes, 6.000% due 6/1/29(a)	90,750
	Gilead Sciences Inc., Senior Unsecured Notes:
170,000	2.500% due 9/1/23	171,727
820,000	1.650% due 10/1/30	742,958
	Global Payments Inc., Senior Unsecured Notes:
205,000	2.150% due 1/15/27	197,777
110,000	3.200% due 8/15/29	108,582
795,000	2.900% due 5/15/30	764,916
240,000	Grifols Escrow Issuer SA, Senior Unsecured Notes, 4.750% due 10/15/28(a)	226,800
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Consumer Non-cyclical – (continued)
	HCA Inc., Senior Secured Notes:
$290,000	4.125% due 6/15/29	$303,938
265,000	5.125% due 6/15/39	295,328
85,000	Hertz Corp., Company Guaranteed Notes, 5.000% due 12/1/29(a)	79,288
160,000	H-Food Holdings LLC/Hearthside Finance Co., Inc., Senior Unsecured Notes, 8.500% due 6/1/26(a)	156,400
75,000	Hormel Foods Corp., Senior Unsecured Notes, 1.700% due 6/3/28	71,615
350,000	Humana Inc., Senior Unsecured Notes, 2.150% due 2/3/32	321,584
735,000	JBS Finance Luxembourg SARL, Company Guaranteed Notes, 2.500% due 1/15/27(a)	690,907
435,000	Johnson & Johnson, Senior Unsecured Notes, 3.550% due 3/1/36	467,531
	Kaiser Foundation Hospitals, Unsecured Notes:
255,000	2.810% due 6/1/41	235,709
420,000	3.002% due 6/1/51	389,306
	Kraft Heinz Foods Co., Company Guaranteed Notes:
109,000	5.000% due 7/15/35	122,489
4,167,000	4.625% due 10/1/39	4,448,272
420,000	5.200% due 7/15/45	473,899
	Kronos Acquisition Holdings Inc./KIK Custom Products Inc.:
115,000	Company Guaranteed Notes, 7.000% due 12/31/27(a)	97,313
215,000	Senior Secured Notes, 5.000% due 12/31/26(a)	194,037
145,000	Legacy LifePoint Health LLC, Senior Secured Notes, 4.375% due 2/15/27(a)	137,387
75,000	Legends Hospitality Holding Co. LLC/Legends Hospitality Co.-Issuer Inc., Senior Secured Notes, 5.000% due 2/1/26(a)	73,500
105,000	LifePoint Health Inc., Company Guaranteed Notes, 5.375% due 1/15/29(a)	98,721
	Merck & Co., Inc., Senior Unsecured Notes:
1,940,000	2.150% due 12/10/31	1,853,191
135,000	2.750% due 12/10/51	120,326
155,000	Metis Merger Sub LLC, Senior Unsecured Notes, 6.500% due 5/15/29(a)	144,150
135,000	ModivCare Escrow Issuer Inc., Senior Unsecured Notes, 5.000% due 10/1/29(a)	127,089
725,000	Mondelez International Inc., Senior Unsecured Notes, 1.500% due 2/4/31	646,120
155,000	Mozart Debt Merger Sub Inc., Senior Unsecured Notes, 5.250% due 10/1/29(a)	148,025
60,000	MPH Acquisition Holdings LLC, Company Guaranteed Notes, 5.750% due 11/1/28(a)	54,150
25,000	NESCO Holdings II Inc., Secured Notes, 5.500% due 4/15/29(a)	24,031
110,000	Option Care Health Inc., Company Guaranteed Notes, 4.375% due 10/31/29(a)	106,150
200,000	Organon & Co./Organon Foreign Debt Co.-Issuer BV, Senior Unsecured Notes, 5.125% due 4/30/31(a)	199,654
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Consumer Non-cyclical – (continued)
	Ortho-Clinical Diagnostics Inc./Ortho-Clinical Diagnostics SA, Senior Unsecured Notes:
$17,000	7.375% due 6/1/25(a)	$17,556
129,000	7.250% due 2/1/28(a)	134,805
70,000	PECF USS Intermediate Holding III Corp., Senior Unsecured Notes, 8.000% due 11/15/29(a)	68,250
	Performance Food Group Inc., Company Guaranteed Notes:
100,000	5.500% due 10/15/27(a)	101,750
80,000	4.250% due 8/1/29(a)	76,320
	Post Holdings Inc., Company Guaranteed Notes:
45,000	5.500% due 12/15/29(a)	45,377
150,000	4.625% due 4/15/30(a)	141,219
125,000	Prime Security Services Borrower LLC/Prime Finance Inc., Secured Notes, 6.250% due 1/15/28(a)	120,625
70,000	Primo Water Holdings Inc., Company Guaranteed Notes, 4.375% due 4/30/29(a)	65,195
645,000	Quanta Services Inc., Senior Unsecured Notes, 2.350% due 1/15/32	585,489
320,000	Quest Diagnostics Inc., Senior Unsecured Notes, 2.800% due 6/30/31	310,478
160,000	Radiology Partners Inc., Company Guaranteed Notes, 9.250% due 2/1/28(a)	159,600
70,000	Rent-A-Center Inc., Company Guaranteed Notes, 6.375% due 2/15/29(a)	67,025
	Royalty Pharma PLC, Company Guaranteed Notes:
1,255,000	2.200% due 9/2/30	1,138,748
705,000	3.300% due 9/2/40	623,766
190,000	RP Escrow Issuer LLC, Senior Secured Notes, 5.250% due 12/15/25(a)	185,725
75,000	Sabre GLBL Inc., Senior Secured Notes, 9.250% due 4/15/25(a)	84,582
220,000	SEG Holding LLC/SEG Finance Corp., Senior Secured Notes, 5.625% due 10/15/28(a)	226,600
305,000	Select Medical Corp., Company Guaranteed Notes, 6.250% due 8/15/26(a)	309,003
	Smithfield Foods Inc.:
455,000	Company Guaranteed Notes, 4.250% due 2/1/27(a)	473,767
115,000	Senior Unsecured Notes, 3.000% due 10/15/30(a)	109,009
130,000	Spectrum Brands Inc., Company Guaranteed Notes, 5.000% due 10/1/29(a)	128,375
310,000	Sutter Health, Unsecured Notes, 3.361% due 8/15/50	295,750
	Sysco Corp., Company Guaranteed Notes:
295,000	3.250% due 7/15/27	303,575
325,000	3.300% due 2/15/50	291,570
200,000	Takeda Pharmaceutical Co., Ltd., Senior Unsecured Notes, 2.050% due 3/31/30	185,546
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Consumer Non-cyclical – (continued)
	Tenet Healthcare Corp.:
$255,000	Company Guaranteed Notes, 6.125% due 10/1/28(a)	$258,315
200,000	Secured Notes, 6.250% due 2/1/27(a)	205,690
150,000	Senior Secured Notes, 4.250% due 6/1/29(a)	144,780
625,000	Thermo Fisher Scientific Inc., Senior Unsecured Notes, 1.215% due 10/18/24	610,468
595,000	Triton Container International Ltd./TAL International Container Corp., Company Guaranteed Notes, 3.250% due 3/15/32	569,736
155,000	Triton Water Holdings Inc., Senior Unsecured Notes, 6.250% due 4/1/29(a)	142,814
135,000	United Natural Foods Inc., Company Guaranteed Notes, 6.750% due 10/15/28(a)	139,556
15,000	United Rentals North America Inc., Company Guaranteed Notes, 5.250% due 1/15/30	15,600
	UnitedHealth Group Inc., Senior Unsecured Notes:
1,270,000	2.375% due 8/15/24	1,286,876
70,000	3.500% due 8/15/39	71,528
	US Foods Inc., Company Guaranteed Notes:
75,000	4.750% due 2/15/29(a)	74,190
75,000	4.625% due 6/1/30(a)	72,928
	Viatris Inc., Company Guaranteed Notes:
185,000	1.650% due 6/22/25	178,736
305,000	3.850% due 6/22/40	285,901
145,000	Vizient Inc., Senior Unsecured Notes, 6.250% due 5/15/27(a)	150,256
120,000	WASH Multifamily Acquisition Inc., Senior Secured Notes, 5.750% due 4/15/26(a)	120,959
	Total Consumer Non-cyclical	65,912,468
Energy – 2.4%
65,000	Aethon United BR LP/Aethon United Finance Corp., Senior Unsecured Notes, 8.250% due 2/15/26(a)	68,841
250,000	AI Candelaria Spain SA, Senior Secured Notes, 5.750% due 6/15/33(a)	216,750
105,000	Antero Midstream Partners LP/Antero Midstream Finance Corp., Company Guaranteed Notes, 5.750% due 3/1/27(a)	106,947
70,000	Antero Resources Corp., Company Guaranteed Notes, 5.375% due 3/1/30(a)	71,312
	Apache Corp., Senior Unsecured Notes:
70,000	4.625% due 11/15/25	72,275
135,000	4.375% due 10/15/28	136,687
500,000	BG Energy Capital PLC, Company Guaranteed Notes, 5.125% due 10/15/41(a)	598,490
55,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Unsecured Notes, 7.625% due 12/15/25(a)	57,819
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Energy – (continued)
	BP Capital Markets America Inc., Company Guaranteed Notes:
$375,000	3.633% due 4/6/30	$390,337
240,000	2.721% due 1/12/32	229,915
45,000	3.060% due 6/17/41	40,340
695,000	2.939% due 6/4/51	584,585
730,000	3.001% due 3/17/52	620,454
455,000	3.379% due 2/8/61	400,792
5,250,000	Cenovus Energy Inc., Senior Unsecured Notes, 4.250% due 4/15/27	5,551,794
85,000	Chesapeake Energy Corp., Company Guaranteed Notes, 5.875% due 2/1/29(a)	87,975
175,000	CNX Midstream Partners LP, Company Guaranteed Notes, 4.750% due 4/15/30(a)	169,094
90,000	CNX Resources Corp., Company Guaranteed Notes, 6.000% due 1/15/29(a)	91,908
300,000	ConocoPhillips Co., Company Guaranteed Notes, 3.800% due 3/15/52	304,707
215,000	Continental Resources Inc., Company Guaranteed Notes, 2.268% due 11/15/26(a)	204,852
250,000	CQP Holdco LP/BIP-V Chinook Holdco LLC, Senior Secured Notes, 5.500% due 6/15/31(a)	248,750
	Ecopetrol SA, Senior Unsecured Notes:
100,000	4.625% due 11/2/31	89,600
100,000	5.875% due 5/28/45	87,125
550,000	5.875% due 11/2/51	460,218
158,480	Empresa Electrica Cochrane SpA, Senior Secured Notes, 5.500% due 5/14/27	155,510
	Energy Transfer LP:
	Senior Unsecured Notes:
285,000	4.750% due 1/15/26	302,639
330,000	3.900% due 7/15/26	341,801
1,260,000	4.900% due 3/15/35	1,315,998
1,683,000	5.950% due 10/1/43	1,860,577
630,000	6.250% due 4/15/49	727,518
285,000	Company Guaranteed Notes, 5.000% due 5/15/44	284,096
	Enterprise Products Operating LLC, Company Guaranteed Notes:
585,000	3.750% due 2/15/25	608,055
6,000,000	4.150% due 10/16/28	6,468,011
820,000	4.800% due 2/1/49	893,511
110,000	3.300% due 2/15/53	96,384
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Energy – (continued)
	EQM Midstream Partners LP, Senior Unsecured Notes:
$50,000	6.500% due 7/1/27(a)	$52,294
85,000	4.750% due 1/15/31(a)	79,687
80,000	EQT Corp., Senior Unsecured Notes, 7.500% due 2/1/30	95,421
630,000	Equinor ASA, Company Guaranteed Notes, 3.700% due 4/6/50	654,867
95,000	Exterran Energy Solutions LP/EES Finance Corp., Company Guaranteed Notes, 8.125% due 5/1/25	95,372
	Exxon Mobil Corp., Senior Unsecured Notes:
405,000	2.992% due 3/19/25	415,824
570,000	4.227% due 3/19/40	627,550
	Galaxy Pipeline Assets Bidco Ltd., Senior Secured Notes:
400,000	2.160% due 3/31/34(a)	371,844
700,000	2.940% due 9/30/40(a)	643,729
250,000	2.940% due 9/30/40	229,903
200,000	Gran Tierra Energy Inc., Company Guaranteed Notes, 7.750% due 5/23/27(a)	181,500
400,000	Gran Tierra Energy International Holdings Ltd., Company Guaranteed Notes, 6.250% due 2/15/25	363,184
	Gulfport Energy Corp., Company Guaranteed Notes:
175,000	6.375% due 5/15/25(d)	18
81,000	8.000% due 5/17/26(a)	85,657
2,277	8.000% due 5/17/26	2,408
	Halliburton Co., Senior Unsecured Notes:
305,000	2.920% due 3/1/30	299,786
235,000	4.850% due 11/15/35	258,896
295,000	Hess Corp., Senior Unsecured Notes, 7.300% due 8/15/31	374,096
	Hess Midstream Operations LP, Company Guaranteed Notes:
160,000	5.625% due 2/15/26(a)	164,000
145,000	5.125% due 6/15/28(a)	148,094
165,000	4.250% due 2/15/30(a)	159,278
190,000	Hilcorp Energy I LP/Hilcorp Finance Co., Senior Unsecured Notes, 6.250% due 11/1/28(a)	193,675
560,000	Marathon Petroleum Corp., Senior Unsecured Notes, 4.700% due 5/1/25	594,763
	MEG Energy Corp., Company Guaranteed Notes:
175,000	7.125% due 2/1/27(a)	182,551
20,000	5.875% due 2/1/29(a)	20,218
120,000	Moss Creek Resources Holdings Inc., Company Guaranteed Notes, 7.500% due 1/15/26(a)	106,200
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Energy – (continued)
	MPLX LP, Senior Unsecured Notes:
$305,000	1.750% due 3/1/26	$292,310
315,000	4.125% due 3/1/27	331,257
210,000	4.000% due 3/15/28	218,997
60,000	Nabors Industries Inc., Company Guaranteed Notes, 7.375% due 5/15/27(a)	61,950
140,000	NGL Energy Operating LLC/NGL Energy Finance Corp., Senior Secured Notes, 7.500% due 2/1/26(a)	140,577
85,000	NGL Energy Partners LP/NGL Energy Finance Corp., Company Guaranteed Notes, 7.500% due 4/15/26	73,525
265,000	NuStar Logistics LP, Company Guaranteed Notes, 6.000% due 6/1/26	269,240
125,000	Oasis Petroleum Inc., Company Guaranteed Notes, 6.375% due 6/1/26(a)	127,187
	Occidental Petroleum Corp., Senior Unsecured Notes:
95,000	8.000% due 7/15/25	107,485
225,000	6.625% due 9/1/30	261,825
205,000	6.125% due 1/1/31	233,106
45,000	6.450% due 9/15/36	52,988
45,000	6.600% due 3/15/46	53,775
200,000	Oleoducto Central SA, Senior Unsecured Notes, 4.000% due 7/14/27	188,502
140,000	Par Petroleum LLC/Par Petroleum Finance Corp., Senior Secured Notes, 7.750% due 12/15/25(a)	141,400
	Parkland Corp., Company Guaranteed Notes:
95,000	4.500% due 10/1/29(a)	89,577
70,000	4.625% due 5/1/30(a)	66,238
40,000	PBF Holding Co. LLC/PBF Finance Corp., Company Guaranteed Notes, 6.000% due 2/15/28	29,265
60,363	Peabody Energy Corp., Senior Secured Notes, 8.500% due 12/31/24(a)(b)	63,381
	Petrobras Global Finance BV, Company Guaranteed Notes:
500,000	6.750% due 6/3/50	484,700
100,000	5.500% due 6/10/51	85,335
150,000	Petroleos Mexicanos, Company Guaranteed Notes, 6.750% due 9/21/47	124,605
65,000	PIC AU Holdings LLC/PIC AU Holdings Corp., Senior Secured Notes, 10.000% due 12/31/24(a)	66,950
375,000	Pioneer Natural Resources Co., Senior Unsecured Notes, 1.125% due 1/15/26	356,308
	Qatar Energy, Senior Unsecured Notes:
955,000	2.250% due 7/12/31(a)	899,572
500,000	2.250% due 7/12/31	470,980
110,000	Rattler Midstream LP, Company Guaranteed Notes, 5.625% due 7/15/25(a)	111,925
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Energy – (continued)
	Sabine Pass Liquefaction LLC, Senior Secured Notes:
$435,000	5.000% due 3/15/27	$471,969
200,000	4.500% due 5/15/30	215,758
6,030,000	Schlumberger Investment SA, Company Guaranteed Notes, 2.650% due 6/26/30	5,854,825
	Shell International Finance BV, Company Guaranteed Notes:
600,000	3.250% due 4/6/50	574,649
365,000	3.000% due 11/26/51	332,378
	Southwestern Energy Co., Company Guaranteed Notes:
85,000	5.375% due 2/1/29	87,445
95,000	4.750% due 2/1/32	94,470
105,000	SunCoke Energy Inc., Senior Secured Notes, 4.875% due 6/30/29(a)	100,693
	Sunoco LP/Sunoco Finance Corp., Company Guaranteed Notes:
105,000	6.000% due 4/15/27	108,385
55,000	4.500% due 5/15/29	52,707
190,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Company Guaranteed Notes, 4.875% due 2/1/31	195,318
6,275,000	Tennessee Gas Pipeline Co. LLC, Company Guaranteed Notes, 2.900% due 3/1/30(a)	6,017,050
600,000	TotalEnergies Capital International SA, Company Guaranteed Notes, 3.386% due 6/29/60	555,586
	TransCanada PipeLines Ltd., Senior Unsecured Notes:
485,000	1.000% due 10/12/24	469,708
480,000	2.500% due 10/12/31	448,417
50,000	Transocean Inc., Company Guaranteed Notes, 11.500% due 1/30/27(a)	50,000
281,250	Transocean Poseidon Ltd., Senior Secured Notes, 6.875% due 2/1/27(a)	274,624
336,671	UEP Penonome II SA, Senior Secured Notes, 6.500% due 10/1/38(a)	350,141
325,000	USA Compression Partners LP/USA Compression Finance Corp., Company Guaranteed Notes, 6.875% due 9/1/27	325,228
	Valero Energy Corp., Senior Unsecured Notes:
101,000	2.850% due 4/15/25	101,740
100,000	4.000% due 6/1/52	95,408
130,000	Venture Global Calcasieu Pass LLC, Senior Secured Notes, 4.125% due 8/15/31(a)	128,700
125,000	Viper Energy Partners LP, Company Guaranteed Notes, 5.375% due 11/1/27(a)	128,250
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Energy – (continued)
	Weatherford International Ltd.:
	Company Guaranteed Notes:
$96,000	11.000% due 12/1/24(a)	$99,360
50,000	8.625% due 4/30/30(a)	50,750
55,000	Senior Secured Notes, 6.500% due 9/15/28(a)	56,939
	Western Midstream Operating LP, Senior Unsecured Notes:
150,000	3.600% due 2/1/25	150,375
155,000	4.550% due 2/1/30	159,427
285,000	Williams Cos., Inc., Senior Unsecured Notes, 3.750% due 6/15/27	297,080
	Total Energy	53,596,822
Financial – 10.1%
	Acrisure LLC/Acrisure Finance Inc.:
95,000	Senior Secured Notes, 4.250% due 2/15/29(a)	89,300
80,000	Senior Unsecured Notes, 6.000% due 8/1/29(a)	72,126
	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Company Guaranteed Notes:
980,000	4.500% due 9/15/23	1,009,458
4,195,000	1.650% due 10/29/24	4,071,242
1,000,000	3.300% due 1/30/32	949,376
590,000	Air Lease Corp., Senior Unsecured Notes, 3.250% due 3/1/25	593,485
835,000	Alexandria Real Estate Equities Inc., Company Guaranteed Notes, 1.875% due 2/1/33	738,170
135,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Senior Unsecured Notes, 6.750% due 10/15/27(a)	131,962
	American Express Co., Senior Unsecured Notes:
515,000	4.200% due 11/6/25	547,353
5,020,000	0.700% (SOFRRATE + 0.650)% due 11/4/26(e)	5,071,453
1,575,000	American International Group Inc., Senior Unsecured Notes, 2.500% due 6/30/25	1,581,952
	American Tower Corp., Senior Unsecured Notes:
435,000	1.450% due 9/15/26	412,204
3,980,000	3.950% due 3/15/29	4,124,288
3,700,000	American Tower Trust #1, Asset Backed, 3.070% due 3/15/23(a)	3,708,339
180,000	AmWINS Group Inc., Senior Unsecured Notes, 4.875% due 6/30/29(a)	171,450
	Aon Corp./Aon Global Holdings PLC, Company Guaranteed Notes:
80,000	2.850% due 5/28/27	80,560
225,000	3.900% due 2/28/52	225,928
625,000	Ares Capital Corp., Senior Unsecured Notes, 2.875% due 6/15/27	596,600
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Financial – (continued)
	AssuredPartners Inc., Senior Unsecured Notes:
$160,000	7.000% due 8/15/25(a)	$158,400
25,000	5.625% due 1/15/29(a)	22,995
800,000	Athene Global Funding, Secured Notes, 2.646% due 10/4/31(a)	749,616
690,000	Athene Holding Ltd., Senior Unsecured Notes, 3.950% due 5/25/51	658,335
	Avolon Holdings Funding Ltd.:
215,000	Company Guaranteed Notes, 3.250% due 2/15/27(a)	210,973
405,000	Senior Unsecured Notes, 2.125% due 2/21/26(a)	391,488
200,000	Banco Davivienda SA, Junior Subordinated Notes, 6.650% (5-Year CMT Index + 5.097)%(a)(c)(e)	188,916
200,000	Banco do Estado do Rio Grande do Sul SA, Subordinated Notes, 5.375% (5-Year CMT Index + 4.928)% due 1/28/31(a)(e)	192,600
150,000	Banco Internacional del Peru SAA Interbank, Subordinated Notes, 4.000% (1-Year CMT Index + 3.711)% due 7/8/30(e)	144,000
650,000	Banco Macro SA, Subordinated Notes, 6.643% (5-Year USD Swap Rate + 5.463)% due 11/4/26(e)	542,750
400,000	Banco Mercantil del Norte SA, Junior Subordinated Notes, 7.625% (5-Year CMT Index + 5.353)%(c)(e)	392,220
300,000	Bangkok Bank PCL, Junior Subordinated Notes, 5.000% (5-Year CMT Index + 4.729)%(c)(e)	299,538
	Bank of America Corp.:
	Senior Unsecured Notes:
2,375,000	2.456% (3-Month USD-LIBOR + 0.870)% due 10/22/25(e)	2,369,077
230,000	3.559% (3-Month USD-LIBOR + 1.060)% due 4/23/27(e)	236,103
885,000	3.824% (3-Month USD-LIBOR + 1.575)% due 1/20/28(e)	921,446
1,000,000	3.974% (3-Month USD-LIBOR + 1.210)% due 2/7/30(e)	1,047,318
6,075,000	1.922% (SOFRRATE + 1.370)% due 10/24/31(e)	5,499,926
415,000	2.572% (SOFRRATE + 1.210)% due 10/20/32(e)	392,889
685,000	3.311% (SOFRRATE + 1.580)% due 4/22/42(e)	656,506
2,345,000	4.083% (3-Month USD-LIBOR + 3.150)% due 3/20/51(e)	2,516,097
995,000	Subordinated Notes, 2.482% (5-Year CMT Index + 1.200)% due 9/21/36(e)	903,202
690,000	Bank of Montreal, Subordinated Notes, 3.088% (5-Year CMT Index + 1.400)% due 1/10/37(e)	658,073
	Bank of New York Mellon Corp., Senior Unsecured Notes:
280,000	2.100% due 10/24/24	280,871
115,000	2.450% due 8/17/26	116,490
1,300,000	2.050% due 1/26/27	1,284,819
1,050,000	Bank of Nova Scotia, Senior Unsecured Notes, 1.950% due 2/2/27	1,019,100
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Financial – (continued)
$5,000,000	Barclays PLC, Senior Unsecured Notes, 4.375% due 1/12/26	$5,267,988
525,000	Berkshire Hathaway Finance Corp., Company Guaranteed Notes, 4.200% due 8/15/48	580,842
1,170,000	BlackRock Inc., Senior Unsecured Notes, 1.900% due 1/28/31	1,086,655
795,000	Blackstone Holdings Finance Co. LLC, Company Guaranteed Notes, 2.000% due 1/30/32(a)	721,489
	BNP Paribas SA, Senior Unsecured Notes:
935,000	2.219% (SOFRRATE + 2.074)% due 6/9/26(a)(e)	916,031
495,000	1.323% (SOFRRATE + 1.004)% due 1/13/27(a)(e)	465,343
845,000	BOC Aviation USA Corp., Company Guaranteed Notes, 1.625% due 4/29/24(a)	830,389
	Boston Properties LP, Senior Unsecured Notes:
900,000	3.650% due 2/1/26	932,058
3,000,000	2.750% due 10/1/26	3,009,058
2,983,000	3.400% due 6/21/29	3,049,131
520,000	BPCE SA, Senior Unsecured Notes, 2.045% (SOFRRATE + 1.087)% due 10/19/27(a)(e)	498,689
	Brighthouse Financial Global Funding, Senior Secured Notes:
300,000	1.000% due 4/12/24(a)	292,046
650,000	1.750% due 1/13/25(a)	635,766
405,000	Brighthouse Financial Inc., Senior Unsecured Notes, 3.850% due 12/22/51	353,838
440,000	Brown & Brown Inc., Senior Unsecured Notes, 2.375% due 3/15/31	409,613
2,301,000	Charles Schwab Corp., Senior Unsecured Notes, 2.750% due 10/1/29	2,299,367
	Citigroup Inc., Senior Unsecured Notes:
805,000	2.876% (3-Month USD-LIBOR + 0.950)% due 7/24/23(e)	809,410
165,000	3.352% (3-Month USD-LIBOR + 0.897)% due 4/24/25(e)	168,300
1,620,000	1.281% (SOFRRATE + 0.528)% due 11/3/25(e)	1,568,629
5,000,000	3.106% (SOFRRATE + 2.842)% due 4/8/26(e)	5,065,476
1,180,000	1.462% (SOFRRATE + 0.770)% due 6/9/27(e)	1,115,697
1,170,000	3.668% (3-Month USD-LIBOR + 1.390)% due 7/24/28(e)	1,210,699
1,545,000	4.412% (SOFRRATE + 3.914)% due 3/31/31(e)	1,673,958
505,000	2.520% (SOFRRATE + 1.177)% due 11/3/32(e)	475,597
5,000,000	Credit Suisse Group AG, Senior Unsecured Notes, 4.194% (SOFRRATE + 3.730)% due 4/1/31(a)(e)	5,192,739
	Crown Castle International Corp., Senior Unsecured Notes:
550,000	4.300% due 2/15/29	580,503
3,410,000	2.100% due 4/1/31	3,070,743
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Financial – (continued)
	DBS Group Holdings Ltd., Subordinated Notes:
$300,000	4.520% (5-Year USD 1100 Run ICE Swap Rate + 1.590)% due 12/11/28(e)	$310,975
400,000	1.822% (5-Year CMT Index + 1.100)% due 3/10/31(e)	385,352
580,000	Discover Financial Services, Senior Unsecured Notes, 4.100% due 2/9/27	608,296
	Equinix Inc., Senior Unsecured Notes:
115,000	1.800% due 7/15/27	108,866
210,000	2.000% due 5/15/28	196,570
395,000	2.500% due 5/15/31	365,280
1,225,000	Equitable Financial Life Global Funding, Secured Notes, 1.800% due 3/8/28(a)	1,153,843
6,017,000	ERP Operating LP, Senior Unsecured Notes, 3.375% due 6/1/25	6,234,822
6,134,000	Five Corners Funding Trust II, Senior Unsecured Notes, 2.850% due 5/15/30(a)	6,037,694
	Gilex Holding SARL, Senior Secured Notes:
200,000	8.500% due 5/2/23(a)	200,500
150,000	8.500% due 5/2/23	150,375
209,392	Global Aircraft Leasing Co., Ltd., Senior Unsecured Notes, 6.500% due 9/15/24(a)(b)	198,922
260,000	GLP Capital LP/GLP Financing II Inc., Company Guaranteed Notes, 5.300% due 1/15/29	282,653
	Goldman Sachs Group Inc., Senior Unsecured Notes:
1,150,000	2.905% (3-Month USD-LIBOR + 0.990)% due 7/24/23(e)	1,155,960
660,000	0.925% (SOFRRATE + 0.486)% due 10/21/24(e)	645,764
1,210,000	1.676% (3-Month USD-LIBOR + 1.170)% due 5/15/26(e)	1,225,147
335,000	3.500% due 11/16/26	343,006
6,865,000	1.431% (SOFRRATE + 0.798)% due 3/9/27(e)	6,485,392
300,000	1.992% (SOFRRATE + 1.090)% due 1/27/32(e)	270,473
1,740,000	2.615% (SOFRRATE + 1.281)% due 4/22/32(e)	1,645,080
830,000	2.383% (SOFRRATE + 1.248)% due 7/21/32(e)	769,382
140,000	2.650% (SOFRRATE + 1.264)% due 10/21/32(e)	132,761
190,000	3.102% (SOFRRATE + 1.410)% due 2/24/33(e)	187,033
310,000	6.250% due 2/1/41	406,567
635,000	Guardian Life Global Funding, Secured Notes, 1.250% due 5/13/26(a)	611,224
65,000	Hightower Holding LLC, Company Guaranteed Notes, 6.750% due 4/15/29(a)	65,000
	HSBC Holdings PLC, Senior Unsecured Notes:
1,950,000	3.033% (3-Month USD-LIBOR + 0.923)% due 11/22/23(e)	1,965,734
315,000	0.976% (SOFRRATE + 0.708)% due 5/24/25(e)	304,472
1,685,000	4.583% (3-Month USD-LIBOR + 1.535)% due 6/19/29(e)	1,792,687
1,400,000	3.973% (3-Month USD-LIBOR + 1.610)% due 5/22/30(e)	1,444,262
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Financial – (continued)
$735,000	Invitation Homes Operating Partnership LP, Company Guaranteed Notes, 2.700% due 1/15/34	$669,501
	Iron Mountain Inc., Company Guaranteed Notes:
70,000	4.875% due 9/15/29(a)	67,725
100,000	4.500% due 2/15/31(a)	93,500
105,000	iStar Inc., Senior Unsecured Notes, 4.750% due 10/1/24	105,787
200,000	Itau Unibanco Holding SA, Subordinated Notes, 3.875% (5-Year CMT Index + 3.446)% due 4/15/31(e)	187,396
	JPMorgan Chase & Co., Senior Unsecured Notes:
1,305,000	3.300% due 4/1/26	1,344,568
4,170,000	3.960% (3-Month USD-LIBOR + 1.245)% due 1/29/27(e)	4,362,628
730,000	3.509% (3-Month USD-LIBOR + 0.945)% due 1/23/29(e)	748,902
5,817,000	2.522% (SOFRRATE + 2.040)% due 4/22/31(e)	5,564,510
980,000	2.580% (SOFRRATE + 1.250)% due 4/22/32(e)	938,750
970,000	2.545% (SOFRRATE + 1.180)% due 11/8/32(e)	926,731
610,000	2.963% (SOFRRATE + 1.260)% due 1/25/33(e)	602,933
560,000	3.157% (SOFRRATE + 1.460)% due 4/22/42(e)	525,583
500,000	Kasikornbank PCL, Junior Subordinated Notes, 5.275% (5-Year CMT Index + 4.940)%(c)(e)	498,750
575,000	KeyCorp, Senior Unsecured Notes, 2.550% due 10/1/29	557,605
	Kimco Realty Corp., Senior Unsecured Notes:
1,012,000	3.500% due 4/15/23	1,025,831
300,000	4.450% due 1/15/24	310,401
15,000	LD Holdings Group LLC, Company Guaranteed Notes, 6.125% due 4/1/28(a)	13,376
90,000	LFS Topco LLC, Company Guaranteed Notes, 5.875% due 10/15/26(a)	89,905
700,000	Macquarie Group Ltd., Senior Unsecured Notes, 2.871% (SOFRRATE + 1.532)% due 1/14/33(a)(e)	661,339
555,000	Marsh & McLennan Cos., Inc., Senior Unsecured Notes, 4.750% due 3/15/39	636,005
	Massachusetts Mutual Life Insurance Co., Subordinated Notes:
615,000	3.375% due 4/15/50(a)	580,568
150,000	3.729% due 10/15/70(a)	141,341
405,000	Mastercard Inc., Senior Unsecured Notes, 2.950% due 3/15/51	380,246
1,235,000	Metropolitan Life Global Funding I, Secured Notes, 2.400% due 1/11/32(a)	1,189,786
	Morgan Stanley:
	Senior Unsecured Notes:
310,000	3.700% due 10/23/24	320,412
1,120,000	1.593% (SOFRRATE + 0.879)% due 5/4/27(e)	1,065,157
825,000	2.475% (SOFRRATE + 1.000)% due 1/21/28(e)	811,098
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Financial – (continued)
$5,031,000	3.591% (3-Month USD-LIBOR + 1.340)% due 7/22/28(e)	$5,194,154
3,600,000	2.699% (SOFRRATE + 1.143)% due 1/22/31(e)	3,483,209
675,000	1.928% (SOFRRATE + 1.020)% due 4/28/32(e)	607,540
105,000	2.511% (SOFRRATE + 1.200)% due 10/20/32(e)	99,139
1,320,000	Subordinated Notes, 2.484% (SOFRRATE + 1.360)% due 9/16/36(e)	1,198,754
145,000	Nationstar Mortgage Holdings Inc., Company Guaranteed Notes, 5.750% due 11/15/31(a)	140,287
100,000	Navient Corp., Senior Unsecured Notes, 5.000% due 3/15/27	96,500
140,000	New York Life Insurance Co., Subordinated Notes, 3.750% due 5/15/50(a)	143,836
	NFP Corp.:
125,000	Senior Secured Notes, 4.875% due 8/15/28(a)	120,603
135,000	Senior Unsecured Notes, 6.875% due 8/15/28(a)	125,516
5,275,000	Office Properties Income Trust, Senior Unsecured Notes, 4.500% due 2/1/25	5,405,394
	OneMain Finance Corp., Company Guaranteed Notes:
115,000	7.125% due 3/15/26	124,660
40,000	6.625% due 1/15/28	42,736
90,000	5.375% due 11/15/29	90,527
1,545,000	Ontario Teachers’ Cadillac Fairview Properties Trust, Senior Unsecured Notes, 2.500% due 10/15/31(a)	1,470,411
60,000	Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer, Senior Secured Notes, 4.875% due 5/15/29(a)	57,825
	PennyMac Financial Services Inc., Company Guaranteed Notes:
95,000	5.375% due 10/15/25(a)	94,525
110,000	4.250% due 2/15/29(a)	98,450
275,000	Penske Truck Leasing Co. LP/PTL Finance Corp., Senior Unsecured Notes, 4.200% due 4/1/27(a)	293,893
1,045,000	PNC Bank N.A., Senior Unsecured Notes, 2.500% due 8/27/24	1,055,371
435,000	Progressive Corp., Senior Unsecured Notes, 3.200% due 3/26/30	448,577
	Realogy Group LLC/Realogy Co.-Issuer Corp., Company Guaranteed Notes:
65,000	5.750% due 1/15/29(a)	64,269
180,000	5.250% due 4/15/30(a)	171,540
175,000	Realty Income Corp., Senior Unsecured Notes, 2.850% due 12/15/32	170,182
3,720,000	Royal Bank of Canada, Senior Unsecured Notes, 0.759% (SOFRRATE + 0.710)% due 1/21/27(e)	3,723,027
110,000	Ryan Specialty Group LLC, Senior Secured Notes, 4.375% due 2/1/30(a)	105,825
	Santander Holdings USA Inc., Senior Unsecured Notes:
590,000	3.400% due 1/18/23	598,729
625,000	2.490% (SOFRRATE + 1.249)% due 1/6/28(e)	607,107
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Financial – (continued)
$250,000	Shinhan Financial Group Co., Ltd., Junior Subordinated Notes, 2.875% (5-Year CMT Index + 2.064)%(a)(c)(e)	$237,500
	Simon Property Group LP, Senior Unsecured Notes:
3,000,000	3.500% due 9/1/25	3,097,485
1,905,000	2.200% due 2/1/31	1,782,028
7,000,000	Standard Chartered PLC, Senior Unsecured Notes, 1.456% (1-Year CMT Index + 1.000)% due 1/14/27(a)(e)	6,571,899
1,470,000	State Street Corp., Senior Unsecured Notes, 3.776% (3-Month USD-LIBOR + 0.770)% due 12/3/24(e)	1,517,107
4,000,000	Sumitomo Mitsui Trust Bank Ltd., Senior Unsecured Notes, 0.850% due 3/25/24(a)	3,896,998
	Temasek Financial I Ltd., Company Guaranteed Notes:
800,000	1.000% due 10/6/30(a)	718,720
250,000	1.000% due 10/6/30	224,600
1,360,000	Truist Financial Corp., Senior Unsecured Notes, 1.887% (SOFRRATE + 0.862)% due 6/7/29(e)	1,284,167
1,254,000	UBS Group AG, Senior Unsecured Notes, 1.364% (1-Year CMT Index + 1.080)% due 1/30/27(a)(e)	1,188,419
5,160,000	UDR Inc., Company Guaranteed Notes, 3.200% due 1/15/30	5,168,245
623,000	Unifin Financiera SAB de CV, Junior Subordinated Notes, 8.875% (5-Year CMT Index + 6.308)%(c)(e)	286,191
300,000	United Overseas Bank Ltd., Junior Subordinated Notes, 3.875% (5-Year USD Swap Rate + 1.794)%(c)(e)	301,500
70,000	Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC, Company Guaranteed Notes, 6.500% due 2/15/29(a)	64,874
5,480,000	Ventas Realty LP, Company Guaranteed Notes, 3.500% due 2/1/25	5,645,321
220,000	Visa Inc., Senior Unsecured Notes, 4.300% due 12/14/45	254,630
245,000	Vornado Realty LP, Senior Unsecured Notes, 2.150% due 6/1/26	237,857
	Wells Fargo & Co.:
	Senior Unsecured Notes:
620,000	3.000% due 4/22/26	629,481
3,969,000	2.188% (SOFRRATE + 2.000)% due 4/30/26(e)	3,916,585
570,000	3.584% (3-Month USD-LIBOR + 1.310)% due 5/22/28(e)	588,577
680,000	3.350% (SOFRRATE + 1.500)% due 3/2/33(e)	688,686
495,000	5.013% (SOFRRATE + 4.502)% due 4/4/51(e)	609,538
175,000	Subordinated Notes, 4.900% due 11/17/45	198,531
	Welltower Inc., Senior Unsecured Notes:
390,000	2.700% due 2/15/27	393,719
640,000	2.050% due 1/15/29	605,667
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Financial – (continued)
$5,725,000	2.750% due 1/15/32	$5,476,371
625,000	Westpac Banking Corp., Subordinated Notes, 3.020% (5-Year CMT Index + 1.530)% due 11/18/36(e)	581,633
775,000	Willis North America Inc., Company Guaranteed Notes, 2.950% due 9/15/29	759,114
400,000	Woori Bank, Junior Subordinated Notes, 4.250% (5-Year CMT Index + 2.664)%(c)(e)	404,000
	XHR LP, Senior Secured Notes:
100,000	6.375% due 8/15/25(a)	103,000
170,000	4.875% due 6/1/29(a)	165,325
	Total Financial	221,843,828
Industrial – 1.4%
130,000	Advanced Drainage Systems Inc., Company Guaranteed Notes, 5.000% due 9/30/27(a)	130,970
200,000	Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Senior Unsecured Notes, 4.000% due 9/1/29(a)	187,560
200,000	Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Company Guaranteed Notes, 5.250% due 8/15/27(a)	190,113
565,000	Arrow Electronics Inc., Senior Unsecured Notes, 3.875% due 1/12/28	587,827
610,000	Berry Global Inc., Senior Secured Notes, 0.950% due 2/15/24	593,258
	Boeing Co., Senior Unsecured Notes:
1,025,000	5.040% due 5/1/27	1,113,507
615,000	2.950% due 2/1/30	588,761
105,000	Bombardier Inc., Senior Unsecured Notes, 7.875% due 4/15/27(a)	106,470
	Builders FirstSource Inc., Company Guaranteed Notes:
140,000	5.000% due 3/1/30(a)	143,397
90,000	4.250% due 2/1/32(a)	86,392
420,000	Canadian Pacific Railway Co., Company Guaranteed Notes, 2.450% due 12/2/31	403,087
	Carrier Global Corp., Senior Unsecured Notes:
270,000	2.242% due 2/15/25	269,239
295,000	3.577% due 4/5/50	280,555
415,000	Caterpillar Inc., Senior Unsecured Notes, 2.600% due 4/9/30	414,650
45,000	Clean Harbors Inc., Company Guaranteed Notes, 5.125% due 7/15/29(a)	45,976
160,000	Cornerstone Building Brands Inc., Company Guaranteed Notes, 6.125% due 1/15/29(a)	153,200
590,000	CSX Corp., Senior Unsecured Notes, 3.350% due 9/15/49	566,079
1,115,000	DAE Funding LLC, Company Guaranteed Notes, 1.550% due 8/1/24(a)	1,069,952
145,000	Energizer Holdings Inc., Company Guaranteed Notes, 4.750% due 6/15/28(a)	137,025
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Industrial – (continued)
$535,000	FedEx Corp., Company Guaranteed Notes, 4.750% due 11/15/45	$592,561
75,000	First Student Bidco Inc./First Transit Parent Inc., Senior Secured Notes, 4.000% due 7/31/29(a)	70,874
115,000	Fortress Transportation & Infrastructure Investors LLC, Senior Unsecured Notes, 5.500% due 5/1/28(a)	109,825
210,000	GFL Environmental Inc., Company Guaranteed Notes, 4.000% due 8/1/28(a)	195,075
145,000	GrafTech Finance Inc., Senior Secured Notes, 4.625% due 12/15/28(a)	140,904
200,000	Griffon Corp., Company Guaranteed Notes, 5.750% due 3/1/28	199,225
140,000	II-VI Inc., Company Guaranteed Notes, 5.000% due 12/15/29(a)	139,849
85,000	Intelligent Packaging Ltd. Finco Inc./Intelligent Packaging Ltd. Co.-Issuer LLC, Senior Secured Notes, 6.000% due 9/15/28(a)	82,614
240,000	Jeld-Wen Inc., Company Guaranteed Notes, 4.625% due 12/15/25(a)	235,560
730,000	John Deere Capital Corp., Senior Unsecured Notes, 1.750% due 3/9/27	715,198
505,000	L3Harris Technologies Inc., Senior Unsecured Notes, 3.850% due 6/15/23	517,715
220,000	Lockheed Martin Corp., Senior Unsecured Notes, 4.090% due 9/15/52	240,427
	Madison IAQ LLC:
70,000	Senior Secured Notes, 4.125% due 6/30/28(a)	66,219
75,000	Senior Unsecured Notes, 5.875% due 6/30/29(a)	68,063
145,000	Norfolk Southern Corp., Senior Unsecured Notes, 3.400% due 11/1/49	140,401
	Northrop Grumman Corp., Senior Unsecured Notes:
4,875,000	2.930% due 1/15/25	4,967,949
665,000	5.150% due 5/1/40	786,974
1,365,000	Otis Worldwide Corp., Senior Unsecured Notes, 2.565% due 2/15/30	1,319,510
	Raytheon Technologies Corp., Senior Unsecured Notes:
1,140,000	3.125% due 5/4/27	1,172,530
310,000	3.030% due 3/15/52	277,830
45,000	Roller Bearing Co. of America Inc., Senior Unsecured Notes, 4.375% due 10/15/29(a)	43,425
70,000	Seaspan Corp., Senior Unsecured Notes, 5.500% due 8/1/29(a)	66,675
920,000	Siemens Financieringsmaatschappij NV, Company Guaranteed Notes, 1.200% due 3/11/26(a)	880,989
797,025	Stoneway Capital Corp., Senior Secured Notes, 10.000% due 3/1/27(d)(f)	227,152
89,000	Tervita Corp., Secured Notes, 11.000% due 12/1/25(a)	101,460
935,000	Textron Inc., Senior Unsecured Notes, 2.450% due 3/15/31	876,068
75,000	Titan Acquisition Ltd./Titan Co.-Borrower LLC, Senior Unsecured Notes, 7.750% due 4/15/26(a)	73,500
200,000	TK Elevator US Newco Inc., Senior Secured Notes, 5.250% due 7/15/27(a)	198,000
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Industrial – (continued)
$95,000	Trane Technologies Luxembourg Finance SA, Company Guaranteed Notes, 4.500% due 3/21/49	$104,872
	TransDigm Inc.:
	Senior Secured Notes:
35,000	8.000% due 12/15/25(a)	36,548
220,000	6.250% due 3/15/26(a)	226,325
140,000	Company Guaranteed Notes, 5.500% due 11/15/27	139,447
140,000	Trident TPI Holdings Inc., Company Guaranteed Notes, 6.625% due 11/1/25(a)	138,595
	Triumph Group Inc.:
109,000	Company Guaranteed Notes, 7.750% due 8/15/25	109,409
55,000	Secured Notes, 6.250% due 9/15/24(a)	54,588
	Union Pacific Corp., Senior Unsecured Notes:
740,000	2.375% due 5/20/31	717,542
20,000	2.800% due 2/14/32	20,058
705,000	2.973% due 9/16/62	607,202
615,000	Vontier Corp., Company Guaranteed Notes, 1.800% due 4/1/26	573,321
85,000	Waste Pro USA Inc., Senior Unsecured Notes, 5.500% due 2/15/26(a)	80,155
	WRKCo Inc., Company Guaranteed Notes:
580,000	3.750% due 3/15/25	603,413
5,245,000	3.900% due 6/1/28	5,464,615
	Total Industrial	30,450,680
Technology – 1.8%
	Apple Inc., Senior Unsecured Notes:
2,610,000	1.125% due 5/11/25	2,544,996
1,090,000	3.850% due 5/4/43	1,172,079
45,000	Austin BidCo Inc., Senior Unsecured Notes, 7.125% due 12/15/28(a)	43,988
15,000	Boxer Parent Co., Inc., Senior Secured Notes, 7.125% due 10/2/25(a)	15,525
	Broadcom Inc.:
	Company Guaranteed Notes:
2,512,000	4.110% due 9/15/28	2,639,233
345,000	4.300% due 11/15/32	363,495
	Senior Unsecured Notes:
1,322,000	3.419% due 4/15/33(a)	1,289,126
163,000	3.137% due 11/15/35(a)	150,973
45,000	Camelot Finance SA, Senior Secured Notes, 4.500% due 11/1/26(a)	45,043
125,000	Castle US Holding Corp., Senior Unsecured Notes, 9.500% due 2/15/28(a)	128,125
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Technology – (continued)
	CDW LLC/CDW Finance Corp., Company Guaranteed Notes:
$210,000	2.670% due 12/1/26	$205,327
195,000	3.276% due 12/1/28	191,147
180,000	3.569% due 12/1/31	174,852
90,000	Clarivate Science Holdings Corp., Company Guaranteed Notes, 4.875% due 7/1/29(a)	84,749
155,000	Dun & Bradstreet Corp., Company Guaranteed Notes, 5.000% due 12/15/29(a)	148,800
1,635,000	Fiserv Inc., Senior Unsecured Notes, 2.250% due 6/1/27	1,597,290
	Intel Corp., Senior Unsecured Notes:
335,000	2.450% due 11/15/29	327,112
550,000	2.800% due 8/12/41	495,170
385,000	3.250% due 11/15/49	360,634
290,000	3.050% due 8/12/51	263,374
295,000	International Business Machines Corp., Senior Unsecured Notes, 2.720% due 2/9/32	290,273
630,000	Kyndryl Holdings Inc., Senior Unsecured Notes, 3.150% due 10/15/31(a)	570,951
	Marvell Technology Inc., Company Guaranteed Notes:
475,000	1.650% due 4/15/26	457,401
595,000	2.450% due 4/15/28	573,747
360,000	2.950% due 4/15/31	346,729
770,000	Microchip Technology Inc., Senior Secured Notes, 2.670% due 9/1/23	776,888
580,000	Microsoft Corp., Senior Unsecured Notes, 2.921% due 3/17/52	553,798
205,000	Minerva Merger Sub Inc., Senior Unsecured Notes, 6.500% due 2/15/30(a)	197,358
455,000	NetApp Inc., Senior Unsecured Notes, 1.875% due 6/22/25	445,721
	NVIDIA Corp., Senior Unsecured Notes:
225,000	1.550% due 6/15/28	213,037
895,000	2.850% due 4/1/30	906,078
2,200,000	NXP BV/NXP Funding LLC, Company Guaranteed Notes, 4.875% due 3/1/24(a)	2,306,450
430,000	NXP BV/NXP Funding LLC/NXP USA Inc., Company Guaranteed Notes, 3.875% due 6/18/26(a)	449,874
	Oracle Corp., Senior Unsecured Notes:
1,140,000	2.300% due 3/25/28	1,086,214
435,000	2.875% due 3/25/31	415,189
230,000	3.600% due 4/1/40	208,322
25,000	4.125% due 5/15/45	23,249
335,000	4.000% due 7/15/46	307,889
200,000	4.000% due 11/15/47	182,527
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Technology – (continued)
$2,649,000	3.600% due 4/1/50	$2,302,822
777,000	3.950% due 3/25/51	711,764
230,000	4.100% due 3/25/61	208,473
210,000	Qorvo Inc., Company Guaranteed Notes, 1.750% due 12/15/24(a)	203,475
	salesforce.com Inc., Senior Unsecured Notes:
220,000	3.250% due 4/11/23	224,514
1,185,000	1.950% due 7/15/31	1,119,627
60,000	Science Applications International Corp., Company Guaranteed Notes, 4.875% due 4/1/28(a)	58,547
95,000	Seagate HDD Cayman, Company Guaranteed Notes, 3.375% due 7/15/31	86,540
4,580,000	TSMC Arizona Corp., Company Guaranteed Notes, 1.750% due 10/25/26	4,437,424
430,000	VMware Inc., Senior Unsecured Notes, 2.200% due 8/15/31	393,935
6,680,000	Xilinx Inc., Senior Unsecured Notes, 2.375% due 6/1/30	6,423,752
	Total Technology	38,723,606
Utilities – 2.2%
470,000	AEP Texas Inc., Senior Unsecured Notes, 3.450% due 1/15/50	435,049
300,000	AES Andres BV, Company Guaranteed Notes, 5.700% due 5/4/28(a)	291,750
425,000	Alabama Power Co., Senior Unsecured Notes, 3.450% due 10/1/49	405,028
880,000	American Water Capital Corp., Senior Unsecured Notes, 3.750% due 9/1/28	928,127
	Berkshire Hathaway Energy Co., Senior Unsecured Notes:
775,000	6.125% due 4/1/36	981,565
1,100,000	5.950% due 5/15/37	1,383,977
	Calpine Corp.:
	Senior Unsecured Notes:
60,000	5.125% due 3/15/28(a)	57,818
75,000	4.625% due 2/1/29(a)	69,562
95,000	Senior Secured Notes, 4.500% due 2/15/28(a)	92,709
200,000	Chile Electricity PEC SpA, Senior Secured Notes, zero coupon, due 1/25/28(a)	146,500
70,000	Cleco Corporate Holdings LLC, Senior Unsecured Notes, 4.973% due 5/1/46	77,414
360,000	Commonwealth Edison Co., 1st Mortgage Notes, 4.000% due 3/1/48	383,993
450,000	Consolidated Edison Co. of New York Inc., Senior Unsecured Notes, 3.200% due 12/1/51	403,666
470,000	Dominion Energy Inc., Senior Unsecured Notes, 3.900% due 10/1/25	490,202
320,000	Dominion Energy South Carolina Inc., 1st Mortgage Notes, 5.100% due 6/1/65	396,492
1,590,000	Duke Energy Carolinas LLC, 1st Mortgage Notes, 5.300% due 2/15/40	1,925,658
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Utilities – (continued)
	Duke Energy Corp., Senior Unsecured Notes:
$5,000,000	0.900% due 9/15/25	$4,744,908
910,000	2.650% due 9/1/26	914,325
800,000	2.550% due 6/15/31	749,098
210,000	Duke Energy Progress LLC, 1st Mortgage Notes, 2.000% due 8/15/31	195,600
195,600	Empresa Electrica Angamos SA, Senior Secured Notes, 4.875% due 5/25/29	185,820
600,000	Empresas Publicas de Medellin ESP, Senior Unsecured Notes, 4.375% due 2/15/31	519,756
705,000	Enel Finance International NV, Company Guaranteed Notes, 1.375% due 7/12/26(a)	665,996
610,000	Essential Utilities Inc., Senior Unsecured Notes, 3.351% due 4/15/50	563,280
880,000	Evergy Inc., Senior Unsecured Notes, 2.900% due 9/15/29	872,710
165,294	Fenix Power Peru SA, Senior Unsecured Notes, 4.317% due 9/20/27	163,023
510,000	Georgia Power Co., Senior Unsecured Notes, 2.100% due 7/30/23	511,546
900,000	Guacolda Energia SA, Senior Unsecured Notes, 4.560% due 4/30/25	324,000
750,000	ITC Holdings Corp., Senior Unsecured Notes, 2.950% due 5/14/30(a)	738,917
400,000	Korea East-West Power Co., Ltd., Senior Unsecured Notes, 1.750% due 5/6/25	393,580
90,000	Leeward Renewable Energy Operations LLC, Company Guaranteed Notes, 4.250% due 7/1/29(a)	86,850
697,360	LLPL Capital Pte Ltd., Senior Secured Notes, 6.875% due 2/4/39(a)	737,458
400,000	Mercury Chile Holdco LLC, Senior Secured Notes, 6.500% due 1/24/27(a)	386,000
	Minejesa Capital BV, Senior Secured Notes:
600,000	4.625% due 8/10/30	586,236
300,000	5.625% due 8/10/37	283,221
205,000	Monongahela Power Co., 1st Mortgage Notes, 5.400% due 12/15/43(a)	240,826
1,175,000	NextEra Energy Capital Holdings Inc., Company Guaranteed Notes, 2.250% due 6/1/30	1,097,186
1,354,000	NiSource Inc., Senior Unsecured Notes, 3.600% due 5/1/30	1,383,638
200,000	NRG Energy Inc., Company Guaranteed Notes, 3.625% due 2/15/31(a)	183,882
470,000	Oglethorpe Power Corp., 1st Mortgage Notes, 5.050% due 10/1/48	538,786
810,000	Oncor Electric Delivery Co. LLC, Senior Secured Notes, 2.750% due 5/15/30(a)	806,736
	Pacific Gas & Electric Co.:
	1st Mortgage Notes:
1,830,000	2.500% due 2/1/31	1,629,544
540,000	4.950% due 7/1/50	534,905
	Senior Secured Notes:
265,000	1.367% due 3/10/23	262,228
290,000	3.250% due 6/1/31	273,486
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Utilities – (continued)
$140,000	PacifiCorp, 1st Mortgage Notes, 3.300% due 3/15/51	$131,429
75,000	PG&E Corp., Senior Secured Notes, 5.000% due 7/1/28	74,250
185,000	Pike Corp., Company Guaranteed Notes, 5.500% due 9/1/28(a)	178,063
	Puget Energy Inc., Senior Secured Notes:
735,000	3.650% due 5/15/25	760,106
395,000	4.100% due 6/15/30	409,689
	Sempra Energy, Senior Unsecured Notes:
1,395,000	3.400% due 2/1/28	1,436,458
7,317,000	4.000% due 2/1/48	7,350,592
166,083	Southaven Combined Cycle Generation LLC, Secured Notes, 3.846% due 8/15/33	177,470
	Southern California Edison Co., 1st Mortgage Notes:
330,000	2.850% due 8/1/29	324,757
485,000	2.750% due 2/1/32	467,278
970,000	4.125% due 3/1/48	978,026
5,000,000	4.875% due 3/1/49	5,485,133
2,225,000	Southern Co., Senior Unsecured Notes, 3.700% due 4/30/30	2,293,578
	Total Utilities	49,109,880
	TOTAL CORPORATE BONDS & NOTES (Cost – $597,780,404)	560,560,815
COLLATERALIZED MORTGAGE OBLIGATIONS – 24.6%
805,000	280 Park Avenue Mortgage Trust, Series 2017-280P, Class F, 3.018% (1-Month USD-LIBOR + 2.827)% due 9/15/34(a)(e)	782,811
1,377,969	510 Asset Backed Trust, Series 2021-NPL1, Class A1, step bond to yield, 2.240% due 6/25/61(a)(d)	1,335,778
427,406	Ajax Mortgage Loan Trust, Series 2021-C, Class A, step bond to yield, 2.115% due 1/25/61(a)	415,918
750,000	Alen Mortgage Trust, Series 2021-ACEN, Class D, 3.291% (1-Month USD-LIBOR + 3.100)% due 4/15/34(a)(e)	734,074
	Alternative Loan Trust:
689,933	Series 2005-28CB, Class 1A7, 5.500% due 8/25/35	681,980
5,860,235	Series 2005-7CB, Class 2A2, 4.863% (1-Month USD-LIBOR + 5.050)% due 3/1/38(e)(g)	563,801
5,860,235	Series 2005-7CB, Class 2A5, 0.637% (1-Month USD-LIBOR + 0.450)% due 3/1/38(e)	4,805,411
4,676,599	Series 2006-OA2, Class A1, 0.591% (1-Month USD-LIBOR + 0.420)% due 5/20/46(e)	4,212,234
2,574,887	Series 2007-4CB, Class 1A1, 0.787% (1-Month USD-LIBOR + 0.600)% due 4/25/37(e)	2,067,265
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
$6,527,579	Series 2007-9T1, Class 2A2, 6.000% due 5/25/37	$4,128,486
	Angel Oak Mortgage Trust:
669,524	Series 2020-R1, Class A1, 0.990% due 4/25/53(a)(e)	664,038
608,652	Series 2021-1, Class A1, 0.909% due 1/25/66(a)(e)	597,119
490,931	Series 2021-2, Class A1, 0.985% due 4/25/66(a)(e)	480,419
960,475	Series 2021-3, Class A1, 1.068% due 5/25/66(a)(e)	945,457
743,111	Series 2021-4, Class A1, 1.035% due 1/20/65(a)(e)	723,041
1,161,480	Series 2021-5, Class A1, 0.951% due 7/25/66(a)(e)	1,127,414
1,538,117	Series 2021-6, Class A1, 1.458% due 9/25/66(a)(e)	1,492,528
1,641,602	Series 2022-1, Class A1, 2.881% due 12/25/66(a)(e)	1,638,465
	Angel Oak Mortgage Trust I LLC:
151,270	Series 2018-3, Class A1, 3.649% due 9/25/48(a)(e)	151,116
215,549	Series 2018-3, Class A2, 3.751% due 9/25/48(a)(e)	215,212
205,833	Series 2018-3, Class A3, 3.853% due 9/25/48(a)(e)	205,402
	Arbor Multifamily Mortgage Securities Trust:
4,000,000	Series 2020-MF1, Class A5, 2.756% due 5/15/53(a)	3,942,891
1,485,000	Series 2021-MF2, Class A5, 2.513% due 6/15/54(a)	1,429,368
1,920,000	Series 2021-MF2, Class C, 2.809% due 6/15/54(a)(e)	1,780,917
1,250,000	Series 2022-MF4, Class A5, 3.293% due 12/15/54(a)(e)	1,283,198
2,600,000	Series 2022-MF4, Class B, 3.293% due 12/15/54(a)(e)	2,582,877
	BANK:
11,058,377	Series 2017-BNK4, Class XA, 1.331% due 5/15/50(e)(g)	596,186
15,845,705	Series 2018-BN10, Class XA, 0.703% due 2/15/61(e)(g)	574,207
7,540,000	Series 2020-BN30, Class A4, 1.925% due 12/15/53	6,981,940
	BBCMS Mortgage Trust:
408,000	Series 2017-DELC, Class E, 2.691% (1-Month USD-LIBOR + 2.500)% due 8/15/36(a)(e)	399,818
407,000	Series 2017-DELC, Class F, 3.691% (1-Month USD-LIBOR + 3.500)% due 8/15/36(a)(e)	397,819
1,236,000	Series 2018-TALL, Class F, 3.426% (1-Month USD-LIBOR + 3.235)% due 3/15/37(a)(e)	1,135,077
1,800,000	Series 2020-C6, Class A4, 2.639% due 2/15/53	1,768,414
1,480,958	Series 2020-C7, Class XA, 1.627% due 4/15/53(e)(g)	137,951
11,241,403	Series 2021-C12, Class XA, 0.959% due 11/15/54(e)(g)	792,254
7,773,052	BBCMS Trust, Series 2021-C10, Class XA, 1.306% due 7/15/54(e)(g)	707,053
3,020,112	Bear Stearns ALT-A Trust, Series 2006-1, Class 21A2, 2.931% due 2/25/36(e)	2,493,590
	Benchmark Mortgage Trust:
500,000	Series 2019-B15, Class A5, 2.928% due 12/15/72	500,327
2,370,570	Series 2020-B22, Class XA, 1.520% due 1/15/54(e)(g)	261,093
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
$524,758	BINOM Securitization Trust, Series 2021-INV1, Class A1, 2.034% due 6/25/56(a)(e)	$512,389
	BRAVO Residential Funding Trust:
1,206,773	Series 2021-C, Class A1, step bond to yield, 1.620% due 3/1/61(a)	1,170,988
364,404	Series 2021-NQM1, Class A1, 0.941% due 2/25/49(a)(e)	358,117
471,561	Series 2021-NQM2, Class A1, 0.970% due 3/25/60(a)(e)	466,189
1,400,000	BX, Series 2021-MFM1, Class D, 1.691% (1-Month USD-LIBOR + 1.500)% due 1/15/34(a)(e)	1,342,641
	BX Commercial Mortgage Trust:
4,738,475	Series 2018-BIOA, Class D, 1.512% (1-Month USD-LIBOR + 1.321)% due 3/15/37(a)(e)	4,679,031
43,772	Series 2018-IND, Class E, 1.891% (1-Month USD-LIBOR + 1.700)% due 11/15/35(a)(e)	43,636
544,000	Series 2019-XL, Class D, 1.641% (1-Month USD-LIBOR + 1.450)% due 10/15/36(a)(e)	538,545
3,604,000	Series 2019-XL, Class E, 1.991% (1-Month USD-LIBOR + 1.800)% due 10/15/36(a)(e)	3,563,523
3,145,000	Series 2019-XL, Class F, 2.191% (1-Month USD-LIBOR + 2.000)% due 10/15/36(a)(e)	3,093,912
829,000	Series 2021-21M, Class H, 4.201% (1-Month USD-LIBOR + 4.010)% due 10/15/36(a)(e)	800,276
2,900,000	Series 2021-VOLT, Class C, 1.291% (1-Month USD-LIBOR + 1.100)% due 9/15/36(a)(e)	2,785,569
536,000	Series 2021-VOLT, Class E, 2.191% (1-Month USD-LIBOR + 2.000)% due 9/15/36(a)(e)	519,898
536,000	Series 2021-VOLT, Class F, 2.591% (1-Month USD-LIBOR + 2.400)% due 9/15/36(a)(e)	519,897
	BX Trust:
340,618	Series 2017-SLCT, Class E, 3.341% (1-Month USD-LIBOR + 3.150)% due 7/15/34(a)(e)	339,554
102,162	Series 2018-EXCL, Class A, 1.279% (1-Month USD-LIBOR + 1.088)% due 9/15/37(a)(e)	100,881
813,175	Series 2018-EXCL, Class C, 2.166% (1-Month USD-LIBOR + 1.975)% due 9/15/37(a)(e)	776,506
1,529,000	Series 2019-OC11, Class E, 4.075% due 12/9/41(a)(e)	1,372,837
	CAMB Commercial Mortgage Trust:
366,000	Series 2019-LIFE, Class A, 1.261% (1-Month USD-LIBOR + 1.070)% due 12/15/37(a)(e)	363,246
5,900,000	Series 2021-CX2, Class C, 2.771% due 11/10/46(a)(e)	5,421,966
321,560	Cascade MH Asset Trust, Series 2021-MH1, Class A1, 1.753% due 2/25/46(a)	310,270
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
	CD Mortgage Trust:
$19,577,933	Series 2017-CD4, Class XA, 1.271% due 5/10/50(e)(g)	$890,915
795,000	Series 2017-CD6, Class C, 4.264% due 11/13/50(e)	800,845
13,359,737	CFCRE Commercial Mortgage Trust, Series 2017-C8, Class XA, 1.489% due 6/15/50(e)(g)	821,004
3,489,000	CGDB Commercial Mortgage Trust, Series 2019-MOB, Class E, 2.191% (1-Month USD-LIBOR + 2.000)% due 11/15/36(a)(e)	3,419,034
1,505,449	CIM Trust, Series 2021-R6, Class A1, 1.425% due 7/25/61(a)(e)	1,456,211
	Citigroup Commercial Mortgage Trust:
1,415,000	Series 2015-GC31, Class A4, 3.762% due 6/10/48	1,460,473
32,238,962	Series 2015-GC35, Class XA, 0.723% due 11/10/48(e)(g)	737,698
805,000	Series 2016-P4, Class B, 3.377% due 7/10/49	795,865
7,640,000	Series 2019-GC43, Class A4, 3.038% due 11/10/52	7,695,526
500,000	Series 2019-PRM, Class D, 4.350% due 5/10/36(a)	499,235
3,250,750	Cold Storage Trust, Series 2020-ICE5, Class B, 1.491% (1-Month USD-LIBOR + 1.300)% due 11/15/37(a)(e)	3,210,036
	COLT Mortgage Loan Trust:
742,793	Series 2021-1, Class A1, 0.910% due 6/25/66(a)(e)	718,888
652,763	Series 2021-2, Class A1, 0.924% due 8/25/66(a)(e)	629,734
301,897	Series 2021-2R, Class A1, 0.798% due 7/27/54(a)(d)	299,975
1,212,828	Series 2021-3, Class A1, 0.956% due 9/27/66(a)(e)	1,169,747
1,707,078	Series 2021-HX1, Class A1, 1.110% due 10/25/66(a)(e)	1,643,225
1,647,717	Series 2022-1, Class A1, 2.284% due 2/25/67(a)(e)	1,627,450
	Commercial Mortgage Trust:
190,951,112	Series 2013-CR9, Class XA, 0.054% due 7/10/45(e)(g)	80,620
1,050,000	Series 2015-CR23, Class A4, 3.497% due 5/10/48	1,074,652
800,000	Series 2016-DC2, Class C, 4.671% due 2/10/49(e)	803,465
5,650,000	Series 2020-CX, Class A, 2.173% due 11/10/46(a)	5,262,026
1,150,000	Series 2020-CX, Class C, 2.683% due 11/10/46(a)(e)	1,053,280
3,750,000	Series 2020-SBX, Class C, 2.056% due 1/10/38(a)(e)	3,522,057
203,000	Series 2022-HC, Class A, 2.819% due 1/10/39(a)	202,940
300,000	Series 2022-HC, Class C, 3.376% due 1/10/39(a)	300,066
	Credit Suisse Commercial Mortgage Capital Trust:
534,982	Series 2021-AFC1, Class A1, 0.830% due 3/25/56(a)(e)	522,604
640,524	Series 2021-NQM5, Class A1, 0.938% due 5/25/66(a)(e)	617,524
427,758	Series 2021-RPL4, Class A1, 1.796% due 12/27/60(a)(e)	417,128
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
	Credit Suisse Mortgage Capital Certificates:
$110,000	Series 2019-ICE4, Class D, 1.791% (1-Month USD-LIBOR + 1.600)% due 5/15/36(a)(e)	$108,896
5,300,000	Series 2019-ICE4, Class E, 2.341% (1-Month USD-LIBOR + 2.150)% due 5/15/36(a)(e)	5,226,617
	CSAIL Commercial Mortgage Trust:
1,985,982	Series 2015-C4, Class A3, 3.544% due 11/15/48	2,021,500
824,000	Series 2016-C7, Class B, 4.332% due 11/15/49(e)	829,586
1,205,000	Series 2018-C14, Class C, 4.924% due 11/15/51(e)	1,273,396
1,717,538	CSFB Mortgage-Backed Pass-Through Certificates, Series 2005-9, Class 5A6, 5.500% due 10/25/35	1,286,523
	CSMC:
1,519,893	Series 2010-8R, Class 5A11, 2.608% due 2/26/37(a)(e)	1,514,720
544,507	Series 2020-NET, Class A, 2.257% due 8/15/37(a)	531,156
183,000	Series 2021-B33, Class A1, 3.053% due 10/10/43(a)	179,965
650,000	Series 2021-B33, Class A2, 3.167% due 10/10/43(a)	637,666
277,673	Series 2021-NQM1, Class A1, 0.809% due 5/25/65(a)(e)	272,924
1,123,803	Series 2021-NQM2, Class A1, 1.179% due 2/25/66(a)(e)	1,095,625
1,127,133	Series 2021-NQM4, Class A1, 1.101% due 5/25/66(a)(e)	1,099,611
1,723,213	Series 2021-NQM6, Class A1, 1.174% due 7/25/66(a)(e)	1,683,402
735,665	Series 2021-NQM8, Class A1, 1.841% due 10/25/66(a)(e)	719,853
1,668,298	Series 2022-NQM1, Class A1, 2.265% due 11/25/66(a)(e)	1,643,122
3,545,399	DBGS Mortgage Trust, Series 2018-BIOD, Class E, 1.825% (1-Month USD-LIBOR + 1.700)% due 5/15/35(a)(e)	3,500,960
	DBJPM Mortgage Trust:
21,195,000	Series 2017-C6, Class XB, 0.232% due 6/10/50(e)(g)	326,255
2,229,922	Series 2020-C9, Class XA, 1.712% due 9/15/53(e)(g)	199,639
610,000	DC Office Trust, Series 2019-MTC, Class A, 2.965% due 9/15/45(a)	601,749
	Deephaven Residential Mortgage Trust:
223,489	Series 2021-1, Class A1, 0.715% due 5/25/65(a)(e)	219,182
342,828	Series 2021-2, Class A1, 0.899% due 4/25/66(a)(e)	331,746
5,106,197	DSLA Mortgage Loan Trust, Series 2005-AR4, Class 1A, 0.691% (1-Month USD-LIBOR + 0.520)% due 8/19/45(e)	4,316,475
	Ellington Financial Mortgage Trust:
144,672	Series 2021-1, Class A1, 0.797% due 2/25/66(a)(e)	140,823
291,544	Series 2021-2, Class A1, 0.931% due 6/25/66(a)(e)	282,828
1,070,244	Series 2021-3, Class A1, 1.241% due 9/25/66(a)(e)	1,022,376
805,863	Series 2022-1, Class A1, 2.206% due 1/25/67(a)(e)	799,278
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
	Federal Home Loan Mortgage Corp. (FHLMC). REMICS:
$816,252	Series 3835, Class FO, 0.000% due 4/15/41(h)	$740,334
1,451,033	Series 4116, Class AP, 1.350% due 8/15/42	1,380,482
4,054,299	Series 4223, Class SB, 5.303% (1-Month USD-LIBOR + 5.431)% due 7/15/43(e)	3,970,601
1,000,000	Series 4265, Class GL, 3.000% due 4/15/42	1,023,947
896,896	Series 4447, Class IO, 5.000% due 3/15/45(g)	183,073
4,271,633	Series 4640, Class VB, 3.000% due 3/15/37	4,293,471
8,959,550	Series 4655, Class CZ, 3.000% due 2/15/47	9,034,167
20,943,277	Series 4726, Class Z, 3.500% due 10/15/47	21,892,939
5,564,901	Series 4892, Class ES, 5.963% (1-Month USD-LIBOR + 6.150)% due 7/25/45(e)(g)	1,048,967
417,644	Series 5018, Class LW, 1.000% due 10/25/40	387,930
1,954,352	Series 5092, Class WI, 2.500% due 4/25/36(g)	199,708
	Federal National Mortgage Association (FNMA), Aces:
7,207,175	Series 2017-M2, Class A2, 2.796% due 2/25/27(e)	7,477,569
4,695,000	Series 2018-M14, Class A2, 3.581% due 8/25/28(e)	5,080,218
1,365,485	Series 2018-M7, Class A2, 3.046% due 3/25/28(e)	1,429,501
14,097,596	Series 2020-M15, Class X1, 1.568% due 9/25/31(e)(g)	1,645,118
20,936,363	Series 2020-M7, Class X2, 1.242% due 3/25/31(e)(g)	1,719,158
8,563,000	Series 2022-M4, Class A1X, 2.466% due 5/25/30	8,713,126
8,563,000	Series 2022-M5, Class A1, 2.419% due 1/1/34(e)	8,687,167
	Federal National Mortgage Association (FNMA), REMICS:
149,935	Series 2011-51, Class TO, 0.000% due 6/25/41(h)	133,336
1,072,000	Series 2013-62, Class PY, 2.500% due 6/25/43	1,072,128
2,003,790	Series 2013-72, Class IW, 3.500% due 7/25/33(g)	178,917
3,297,101	Series 2014-11, Class KZ, 2.500% due 10/25/41	3,267,136
1,052,227	Series 2015-55, Class PD, 2.500% due 3/25/43	1,052,583
751,922	Series 2017-105, Class ZE, 3.000% due 1/25/48	790,897
696,004	Series 2017-107, Class GA, 3.000% due 8/25/45	697,790
7,731,019	Series 2017-24, Class LG, 3.000% due 4/25/37	7,916,341
	FMC GMSR Issuer Trust:
4,000,000	Series 2021-GT1, Class A, 3.620% due 7/25/26(a)(e)	3,874,505
3,420,000	Series 2021-GT2, Class A, 3.850% due 10/25/26(a)(d)(e)	3,320,637
	Freddie Mac Multifamily Structured Pass-Through Certificates:
109,278,376	Series K064, Class X1, 0.605% due 3/25/27(e)(g)	2,957,029
6,770,000	Series K084, Class A2, 3.780% due 10/25/28(e)	7,334,796
6,000,000	Series K085, Class A2, 4.060% due 10/25/28(e)	6,611,297
2,975,000	Series K088, Class A2, 3.690% due 1/25/29	3,239,310
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
$25,040,504	Series K116, Class X1, 1.426% due 7/25/30(e)(g)	$2,483,532
58,668,665	Series K119, Class X1, 0.932% due 9/25/30(e)(g)	3,953,458
22,745,632	Series K120, Class X1, 1.039% due 10/25/30(e)(g)	1,697,632
41,492,542	Series K121, Class X1, 1.025% due 10/25/30(e)(g)	3,045,988
12,777,987	Series K122, Class X1, 0.882% due 11/25/30(e)(g)	828,691
23,950,301	Series K124, Class X1, 0.721% due 12/25/30(e)(g)	1,317,650
53,901,065	Series K125, Class X1, 0.585% due 1/25/31(e)(g)	2,402,074
30,187,745	Series K130, Class X1, 1.037% due 6/25/31(e)(g)	2,487,787
55,996,832	Series K132, Class X1, 0.508% due 8/25/31(e)(g)	2,396,132
30,880,007	Series K-1519, Class X1, 0.609% due 12/25/35(e)(g)	1,911,222
5,500,000	Series KIR3, Class A2, 3.281% due 8/25/27	5,800,741
1,500,000	Series Q001, Class A3, 3.815% due 2/25/32	1,596,313
1,148,116	Freddie Mac Strips, Series 303, Class C10, 3.500% due 1/15/33(g)	127,883
	FREMF Mortgage Trust:
2,000,000	Series 2019-K102, Class B, 3.531% due 12/25/51(a)(e)	2,016,379
3,980,000	Series 2019-K97, Class B, 3.765% due 9/25/51(a)(e)	4,145,013
1,885,000	Series 2020-K105, Class B, 3.530% due 3/25/53(a)(e)	1,899,053
921,758	FWDSecuritization Trust, Series 2019-INV1, Class A3, 3.110% due 6/25/49(a)(e)	922,564
	GCAT Trust:
759,213	Series 2021-NQM1, Class A1, 0.874% due 1/25/66(a)(e)	743,244
651,751	Series 2021-NQM2, Class A1, 1.036% due 5/25/66(a)(e)	631,587
902,991	Series 2021-NQM3, Class A1, 1.091% due 5/25/66(a)(e)	876,064
1,146,351	Series 2021-NQM4, Class A1, 1.093% due 8/25/66(a)(e)	1,108,073
1,584,961	Series 2021-NQM5, Class A1, 1.262% due 7/25/66(a)(e)	1,530,799
668,104	Series 2021-NQM7, Class A1, 1.915% due 8/25/66(a)(e)	658,666
	Government National Mortgage Association (GNMA):
788,975	Series 2012-116, Class IB, 4.000% due 9/16/42(g)	163,628
1,504,413	Series 2012-32, Class Z, 3.500% due 3/20/42	1,555,420
29,790,321	Series 2020-173, Class JI, 2.000% due 11/20/50(g)	3,207,700
15,943,620	Series 2021-129, Class IO, 0.987% due 6/16/63(e)(g)	1,311,367
23,184,109	Series 2021-184, Class IO, 0.915% due 12/16/61(e)(g)	1,859,099
23,933,127	Series 2021-218, Class IO, 0.962% due 10/16/61(e)(g)	2,094,733
16,352,343	Series 2021-30, Class IB, 2.500% due 2/20/51(g)	2,387,355
20,312,899	Series 2021-35, Class IO, 1.016% due 12/16/62(e)(g)	1,709,609
20,686,627	Series 2021-52, Class IO, 0.765% due 4/16/63(e)(g)	1,480,722
19,413,394	Series 2021-58, Class SL, 3.588% (1-Month USD-LIBOR + 3.750)% due 4/20/51(e)(g)	1,728,314
5,975,175	Series 2021-77, Class EA, 1.000% due 7/20/50	5,630,849
21,949,096	Series 2021-79, Class IO, 0.911% due 8/16/63(e)(g)	1,773,805
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
	Great Wolf Trust:
$500,000	Series 2019-WOLF, Class E, 2.923% (1-Month USD-LIBOR + 2.732)% due 12/15/36(a)(e)	$479,947
500,000	Series 2019-WOLF, Class F, 3.322% (1-Month USD-LIBOR + 3.131)% due 12/15/36(a)(e)	474,935
	GS Mortgage Securities Corp. Trust:
400,000	Series 2018-TWR, Class D, 1.791% (1-Month USD-LIBOR + 1.600)% due 7/15/31(a)(e)	379,882
400,000	Series 2018-TWR, Class E, 2.291% (1-Month USD-LIBOR + 2.100)% due 7/15/31(a)(e)	382,683
400,000	Series 2018-TWR, Class F, 2.991% (1-Month USD-LIBOR + 2.800)% due 7/15/31(a)(e)	378,000
400,000	Series 2018-TWR, Class G, 4.116% (1-Month USD-LIBOR + 3.925)% due 7/15/31(a)(e)	348,791
700,000	Series 2021-IP, Class D, 2.291% (1-Month USD-LIBOR + 2.100)% due 10/15/36(a)(e)	688,478
	GS Mortgage Securities Trust:
705,000	Series 2015-GC30, Class A4, 3.382% due 5/10/50	720,218
10,365,921	Series 2017-GS7, Class XA, 1.108% due 8/10/50(e)(g)	463,829
1,400,000	Series 2018-GS9, Class A4, 3.992% due 3/10/51(e)	1,480,328
1,200,000	Series 2018-GS9, Class C, 4.359% due 3/10/51(e)	1,219,428
1,500,000	Series 2020-GC45, Class A5, 2.911% due 2/13/53	1,494,167
5,583,521	HarborView Mortgage Loan Trust, Series 2006-14, Class 2A1A, 0.321% (1-Month USD-LIBOR + 0.150)% due 1/25/47(e)	5,245,447
981,931	HPLY Trust, Series 2019-HIT, Class F, 3.341% (1-Month USD-LIBOR + 3.150)% due 11/15/36(a)(e)	947,473
	Imperial Fund Mortgage Trust:
643,113	Series 2021-NQM2, Class A1, 1.073% due 9/25/56(a)(e)	606,421
1,035,762	Series 2021-NQM3, Class A1, 1.595% due 11/25/56(a)(e)	973,391
	IMT Trust:
4,689,388	Series 2017-APTS, Class BFL, 1.141% (1-Month USD-LIBOR + 0.950)% due 6/15/34(a)(e)	4,661,798
2,309,489	Series 2017-APTS, Class CFL, 1.291% (1-Month USD-LIBOR + 1.100)% due 6/15/34(a)(e)	2,295,905
	JP Morgan Chase Commercial Mortgage Securities Trust:
805,000	Series 2018-WPT, Class FFX, 5.542% due 7/5/33(a)(e)	799,204
1,950,000	Series 2019-OSB, Class A, 3.397% due 6/5/39(a)	2,001,854
823,000	Series 2020-ACE, Class C, 3.694% due 1/10/37(a)(e)	764,321
805,000	Series 2020-LOOP, Class E, 3.861% due 12/5/38(a)(e)	726,624
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
	JP Morgan Mortgage Trust:
$2,770,120	Series 2006-S1, Class 2A9, 6.500% due 4/25/36	$2,870,597
6,683,895	Series 2006-S4, Class A7, 6.000% due 1/25/37	3,869,166
1,584,866	Series 2021-3, Class B1, 2.949% due 7/1/51(a)(e)	1,539,646
	JPMBB Commercial Mortgage Securities Trust:
380,000	Series 2014-C26, Class C, 4.377% due 1/15/48(e)	378,318
1,667,000	Series 2015-C27, Class C, 4.318% due 2/15/48(e)	1,631,816
2,200,000	Series 2015-C28, Class A4, 3.227% due 10/15/48	2,235,070
1,205,000	Series 2015-C28, Class C, 4.146% due 10/15/48(e)	1,183,669
529,000	Series 2016-C1, Class A5, 3.576% due 3/17/49	546,021
1,100,000	JPMCC Commercial Mortgage Securities Trust, Series 2017-JP6, Class A5, 3.490% due 7/15/50	1,137,751
1,123,000	JPMDB Commercial Mortgage Securities Trust, Series 2020-COR7, Class B, 3.294% due 5/13/53(e)	1,106,404
	Legacy Mortgage Asset Trust:
427,514	Series 2021-GS2, Class A1, step bond to yield, 1.750% due 4/25/61(a)	417,210
548,723	Series 2021-GS3, Class A1, step bond to yield, 1.750% due 7/25/61(a)	534,393
288,016	Series 2021-GS4, Class A1, step bond to yield, 1.650% due 11/25/60(a)	277,787
3,749,848	Lehman XS Trust, Series 2007-4N, Class 1A3, 0.427% (1-Month USD-LIBOR + 0.240)% due 3/25/47(e)	3,730,035
3,179,908	Life Mortgage Trust, Series 2021-BMR, Class D, 1.591% (1-Month USD-LIBOR + 1.400)% due 3/15/38(a)(e)	3,080,533
829,000	Med Trust, Series 2021-MDLN, Class G, 5.442% (1-Month USD-LIBOR + 5.250)% due 11/15/38(a)(e)	808,942
6,368,140	Merrill Lynch Mortgage Investors Trust, Series 2006-AF1, Class AF1, 5.750% due 8/25/36	3,637,140
518,197	MFA Trust, Series 2021-NQM1, Class A1, 1.153% due 4/25/65(a)(e)	513,914
536,923	MFRA Trust, Series 2021-NQM2, Class A1, 1.029% due 11/25/64(a)(e)	523,139
	Morgan Stanley Bank of America Merrill Lynch Trust:
2,000,000	Series 2014-C17, Class C, 4.484% due 8/15/47(e)	2,008,069
16,591,221	Series 2014-C19, Class XA, 0.956% due 12/15/47(e)(g)	347,855
2,583,782	Series 2015-C20, Class A4, 3.249% due 2/15/48	2,637,074
1,405,000	Series 2015-C26, Class A5, 3.531% due 10/15/48	1,449,420
1,652,000	Series 2016-C31, Class C, 4.274% due 11/15/49(e)	1,619,914
	Morgan Stanley Capital I Trust:
16,087,915	Series 2016-UB11, Class XA, 1.495% due 8/15/49(e)(g)	794,867
12,368,994	Series 2016-UB12, Class XA, 0.655% due 12/15/49(e)(g)	329,573
467,000	Series 2018-SUN, Class A, 1.091% (1-Month USD-LIBOR + 0.900)% due 7/15/35(a)(e)	461,755
1,356,000	Series 2019-H7, Class AS, 3.524% due 7/15/52	1,368,610
583,000	Series 2019-H7, Class B, 3.725% due 7/15/52	583,643
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
$22,055,131	Series 2019-L3, Class XA, 0.640% due 11/15/52(e)(g)	$927,714
806,000	Series 2020-L4, Class B, 3.082% due 2/15/53	779,069
2,135,430	Morgan Stanley Residential Mortgage Loan Trust, Series 2020-RPL1, Class A1, 2.693% due 10/25/60(a)(e)	2,112,178
	New Residential Mortgage Loan Trust:
481,920	Series 2021-NQ1R, Class A1, 0.943% due 7/25/55(a)(e)	472,941
406,119	Series 2021-NQ2R, Class A1, 0.941% due 10/25/58(a)(e)	400,616
1,467,536	Series 2021-NQM3, Class A1, 1.156% due 11/27/56(a)(e)	1,429,722
1,275,411	NMLT Trust, Series 2021-INV1, Class A1, 1.185% due 5/25/56(a)(e)	1,228,409
	OBX Trust:
997,988	Series 2021-NQM1, Class A1, 1.072% due 2/25/66(a)(e)	976,657
773,179	Series 2021-NQM3, Class A1, 1.054% due 7/25/61(a)(e)	746,115
1,471,680	Series 2022-NQM1, Class A1, 2.305% due 11/25/61(a)(e)	1,455,077
	PMT Credit Risk Transfer Trust:
1,098,047	Series 2019-2R, Class A, 2.858% (1-Month USD-LIBOR + 2.750)% due 5/27/23(a)(e)	1,091,356
638,665	Series 2019-3R, Class A, 2.808% (1-Month USD-LIBOR + 2.700)% due 10/27/22(a)(e)	637,760
1,670,537	PRET LLC, Series 2021-RN3, Class A1, step bond to yield, 1.843% due 9/25/51(a)	1,622,644
1,518,392	Pretium Mortgage Credit Partners LLC, Series 2021-RN1, Class A1, step bond to yield, 1.992% due 2/25/61(a)	1,473,639
	PRPM LLC:
368,397	Series 2021-2, Class A1, 2.115% due 3/25/26(a)(e)	361,684
632,110	Series 2021-3, Class A1, step bond to yield, 1.867% due 4/25/26(a)	613,577
829,562	Series 2021-4, Class A1, step bond to yield, 1.867% due 4/25/26(a)	803,448
780,646	Series 2021-5, Class A1, step bond to yield, 1.793% due 6/25/26(a)	753,826
803,243	Series 2021-6, Class A1, step bond to yield, 1.793% due 7/25/26(a)	784,630
4,461,333	Series 2021-7, Class A1, step bond to yield, 1.867% due 8/25/26(a)	4,339,848
789,741	Series 2021-8, Class A1, 1.743% due 9/25/26(a)(e)	765,738
2,069,304	Series 2021-9, Class A1, 2.363% due 10/25/26(a)(e)	2,013,396
313,413	Series 2021-RPL1, Class A1, 1.319% due 7/25/51(a)(e)	303,830
1,360,449	Rali Trust, Series 2005-QS13, Class 1A3, 5.500% due 9/25/35	1,308,070
573,075	RCO VII Mortgage LLC, Series 2021-1, Class A1, step bond to yield, 1.868% due 5/26/26(a)	562,801
4,082,212	Residential Asset Securitization Trust, Series 2005-A8CB, Class A6, 5.000% due 7/25/35	3,017,036
	Residential Mortgage Loan Trust:
3,100,000	Series 2020-1, Class M1, 3.242% due 1/26/60(a)(e)	3,084,957
418,327	Series 2021-1R, Class A1, 0.859% due 1/25/65(a)(e)	412,879
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
	Seasoned Credit Risk Transfer Trust:
$429,738	Series 2019-1, Class MA, 3.500% due 7/25/58	$442,821
597,721	Series 2019-1, Class MT, 3.500% due 7/25/58	624,729
5,751,030	Series 2019-4, Class MV, 3.000% due 2/25/59	5,912,050
745,968	Series 2020-1, Class MT, 2.500% due 8/25/59	749,410
7,333,423	Series 2020-2, Class MT, 2.000% due 11/25/59	7,153,790
7,424,976	Series 2020-3, Class M5TW, 3.000% due 5/25/60	7,581,216
5,865,650	Seasoned Loans Structured Transaction Trust, Series 2020-2, Class A1D, 1.750% due 9/25/30	5,746,802
3,640,000	SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class B, 4.388% due 1/5/43(a)(e)	3,426,109
165,000	SG Commercial Mortgage Securities Trust, Series 2016-C5, Class B, 3.933% due 10/10/48	163,141
	SG Residential Mortgage Trust:
1,100,514	Series 2021-1, Class A1, 1.160% due 7/25/61(a)(e)	1,067,337
5,238,000	Series 2021-2, Class B1, 4.038% due 12/25/61(a)(e)	4,970,945
5,150,000	SMRT, Series 2022-MINI, Class D, 2.050% (1-Month TSFR1M + 1.950)% due 1/15/24(a)(e)	5,053,015
795,000	Soho Trust, Series 2021-SOHO, Class B, 2.697% due 8/10/38(a)(e)	707,319
887,936	STAR Trust, Series 2021-1, Class A1, 1.219% due 5/25/65(a)(e)	880,374
	Starwood Mortgage Residential Trust:
314,928	Series 2021-2, Class A1, 0.943% due 5/25/65(a)(e)	310,641
1,049,959	Series 2021-3, Class A1, 1.127% due 6/25/56(a)(e)	1,017,711
1,404,577	Series 2021-4, Class A1, 1.162% due 8/25/56(a)(e)	1,370,771
1,154,584	Series 2021-6, Class A1, 1.920% due 11/25/66(a)(e)	1,127,486
3,480,000	STWD Trust, Series 2021-FLWR, Class D, 1.566% (1-Month USD-LIBOR + 1.375)% due 7/15/36(a)(e)	3,388,690
840,000	Toorak Mortgage Corp. Ltd., Series 2021-1, Class A1, step bond to yield, 2.240% due 6/25/24(a)	827,140
1,611,725	Towd Point Mortgage Trust, Series 2021-R1, Class A1, 2.918% due 11/30/60(a)(e)	1,595,443
700,000	Triangle Re Ltd., Series 2021-3, Class M1A, 1.949% (SOFR30A + 1.900)% due 2/25/34(a)(e)	695,830
560,548	TRK Trust, Series 2021-INV1, Class A1, 1.153% due 7/25/56(a)(e)	541,215
	UBS Commercial Mortgage Trust:
4,436,338	Series 2017-C1, Class XA, 1.528% due 6/15/50(e)(g)	286,768
1,815,000	Series 2017-C7, Class A3, 3.418% due 12/15/50	1,856,753
3,908,100	UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class XA, 0.885% due 3/10/46(a)(e)(g)	16,359
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
	VCAT LLC:
$252,078	Series 2021-NPL2, Class A1, step bond to yield, 2.115% due 3/27/51(a)(d)	$247,275
767,093	Series 2021-NPL3, Class A1, step bond to yield, 1.743% due 5/25/51(a)	749,801
1,138,065	Series 2021-NPL4, Class A1, step bond to yield, 1.868% due 8/25/51(a)	1,107,010
	Verus Securitization Trust:
6,400,000	Series 2019-INV2, Class M1, 3.499% due 7/25/59(a)(e)	6,422,929
3,814,000	Series 2021-1, Class B1, 2.977% due 1/25/66(a)(e)	3,700,665
428,848	Series 2021-2, Class A1, 1.031% due 2/25/66(a)(e)	419,258
535,283	Series 2021-4, Class A1, 0.938% due 7/25/66(a)(e)	512,536
1,425,792	Series 2021-5, Class A1, 1.013% due 9/25/66(a)(e)	1,363,587
1,470,830	Series 2021-6, Class A1, 1.630% due 10/25/66(a)(e)	1,434,712
1,614,294	Series 2021-7, Class A1, 1.829% due 10/25/66(a)(e)	1,574,738
459,926	Series 2021-R1, Class A1, 0.820% due 10/25/63(a)(e)	455,719
508,787	Series 2021-R2, Class A1, 0.918% due 2/25/64(a)(e)	502,971
1,070,000	Series 2022-1, Class A1, step bond to yield, 2.724% due 1/25/67(a)	1,063,054
446,537	VOLT C LLC, Series 2021-NPL9, Class A1, step bond to yield, 1.992% due 5/25/51(a)	434,971
1,022,977	VOLT XCIII LLC, Series 2021-NPL2, Class A1, step bond to yield, 1.893% due 2/27/51(a)(d)	1,001,429
2,229,200	VOLT XCVII LLC, Series 2021-NPL6, Class A1, step bond to yield, 2.240% due 4/25/51(a)	2,188,719
	Wells Fargo Commercial Mortgage Trust:
1,400,000	Series 2016-BNK1, Class A3, 2.652% due 8/15/49	1,394,591
9,892,850	Series 2017-C38, Class XA, 1.014% due 7/15/50(e)(g)	405,811
800,000	Series 2018-C45, Class ASB, 4.147% due 6/15/51	849,128
806,000	Series 2020-C55, Class AS, 2.937% due 2/15/53	784,836
9,272,780	Series 2020-C58, Class XA, 1.878% due 7/15/53(e)(g)	1,151,514
3,454,283	Series 2021-SAVE, Class D, 2.691% (1-Month USD-LIBOR + 2.500)% due 2/15/40(a)(e)	3,402,370
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost – $570,991,868)	541,564,801
U.S. GOVERNMENT OBLIGATIONS – 22.7%
	U.S. Treasury Bonds:
1,675,000	1.750% due 8/15/41	1,535,242
8,410,000	2.000% due 11/15/41	8,051,261
6,715,000	3.625% due 2/15/44	8,249,482
12,905,000	3.375% due 5/15/44	15,319,647
1,390,000	2.250% due 8/15/46	1,375,394
8,500,000	3.000% due 2/15/48	9,778,652
7,800,000	3.125% due 5/15/48	9,193,336
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
U.S. GOVERNMENT OBLIGATIONS – (continued)
$53,865,000	2.375% due 5/15/51	$56,164,783
53,000,000	1.875% due 11/15/51	49,447,344
3,230,000	2.250% due 2/15/52	3,290,563
	U.S. Treasury Inflation Indexed Bonds:
1,778,653	0.875% due 2/15/47	2,225,193
337,245	0.125% due 2/15/51	362,669
2,484,732	U.S. Treasury Inflation Indexed Notes, 0.125% due 7/15/30	2,715,783
	U.S. Treasury Notes:
46,305,000	0.125% due 11/30/22	46,028,255
20,300,000	0.500% due 11/30/23	19,975,676
55,095,000	0.125% due 12/15/23(i)	53,829,537
4,600,000	1.500% due 2/29/24	4,603,773
26,530,000	0.250% due 5/15/24	25,793,171
5,900,000	1.125% due 1/15/25	5,816,570
14,100,000	1.500% due 2/15/25	14,043,820
31,060,000	0.250% due 8/31/25	29,520,346
5,700,000	2.250% due 11/15/25	5,808,434
8,240,000	0.375% due 11/30/25	7,837,656
10,785,000	0.500% due 2/28/26	10,270,606
22,515,000	0.750% due 4/30/26	21,616,159
9,900,000	0.625% due 7/31/26	9,427,430
5,900,000	1.500% due 1/31/27	5,830,398
11,800,000	1.875% due 2/28/27	11,878,359
3,326,000	2.750% due 2/15/28	3,505,162
18,880,000	2.875% due 5/15/28	20,051,150
18,600,000	1.875% due 2/28/29	18,663,938
1,835,000	1.625% due 5/15/31	1,803,103
8,370,000	1.250% due 8/15/31	7,947,577
7,400,000	1.875% due 2/15/32	7,427,750
	TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost – $511,296,359)	499,388,219
MORTGAGE-BACKED SECURITIES – 20.2%
FHLMC – 2.3%
	Federal Home Loan Mortgage Corp. (FHLMC)., Gold:
11,456,608	3.000% due 3/1/35 – 4/1/50	11,732,036
3,853,505	3.030% due 1/1/50	3,918,380
15,226,453	3.500% due 12/1/46 – 1/1/48	15,931,797
63,103	4.000% due 12/1/47	66,405
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
MORTGAGE-BACKED SECURITIES – (continued)
FHLMC – (continued)
	Federal Home Loan Mortgage Corp. (FHLMC)., Gold UMBS:
$7,010,792	2.000% due 3/1/51	$6,742,403
7,192,120	2.500% due 5/1/50 – 12/1/51	7,106,143
2,450,214	3.000% due 2/1/33 – 3/1/42	2,525,302
1,005,606	3.500% due 8/1/43	1,057,878
1,898,018	4.000% due 10/1/44 – 12/1/47	2,010,882
465,686	4.500% due 5/1/48	492,693
	TOTAL FHLMC	51,583,919
FNMA – 15.5%
	Federal National Mortgage Association (FNMA) UMBS:
2,555,000	1.500% due 3/1/37 – 3/1/52(j)	2,450,577
58,006,000	2.000% due 3/1/37 – 4/1/52(j)	55,754,303
635,099	2.000% due 4/1/41 – 10/1/41	618,832
34,900,600	2.000% due 8/1/50 – 11/1/51	33,574,251
78,847,953	2.500% due 6/1/30 – 2/1/52	78,123,853
86,039,000	2.500% due 3/1/37 – 4/1/52(j)	84,798,039
27,247,800	3.000% due 2/1/30 – 2/1/52	27,891,113
8,115,000	3.000% due 3/1/52(j)	8,196,150
5,093,706	3.500% due 7/1/32 – 7/1/50	5,301,379
4,131,000	3.500% due 3/1/52(j)	4,254,284
1,517,582	4.000% due 11/1/38 – 2/1/48	1,607,943
643,561	4.500% due 5/1/48 – 6/1/48	683,136
1,894,000	4.500% due 3/1/52(j)	1,999,465
	Federal National Mortgage Association (FNMA):
13,000,000	1.960% due 9/1/33	12,318,993
2,359,456	2.476% due 5/1/44(e)	2,431,979
1,688,028	2.490% due 9/1/28	1,722,039
4,443,000	2.760% due 9/1/31	4,630,088
4,941,277	3.000% due 4/1/53	5,156,937
8,500,000	3.710% due 8/1/30	9,330,169
	TOTAL FNMA	340,843,530
GNMA – 2.4%
	Government National Mortgage Association (GNMA):
1,650,000	2.000% due 3/1/52(j)	1,613,133
4,450,000	2.500% due 3/1/52(j)	4,446,350
10,360,000	3.000% due 3/1/52(j)	10,531,992
5,710,000	3.500% due 3/1/52(j)	5,891,114
1,185,000	4.500% due 3/1/52(j)	1,240,848
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
MORTGAGE-BACKED SECURITIES – (continued)
GNMA – (continued)
	Government National Mortgage Association (GNMA) II:
$8,303,638	2.500% due 9/20/51 – 10/20/51	$8,345,574
3,818,444	3.000% due 4/20/31 – 12/20/51	3,903,985
10,912,335	3.500% due 8/20/42 – 2/20/52	11,319,928
3,186,201	4.000% due 10/20/44 – 3/20/49	3,363,871
1,446,992	4.500% due 2/20/40 – 8/20/49	1,549,828
	TOTAL GNMA	52,206,623
	TOTAL MORTGAGE-BACKED SECURITIES (Cost – $450,591,524)	444,634,072
ASSET-BACKED SECURITIES – 9.6%
1,000,000	37 Capital CLO I, Series 2021-1A, Class A, 1.403% (3-Month USD-LIBOR + 1.200)% due 10/15/34(a)(d)(e)	999,197
1,669,258	Aaset Trust, Series 2019-2, Class A, 3.376% due 10/16/39(a)	1,568,208
1,640,425	AASET US Ltd., Series 2018-1A, Class A, 3.844% due 1/16/38(a)	1,305,242
1,600,000	AIG CLO LLC, Series 2021-1A, Class A, 1.359% (3-Month USD-LIBOR + 1.100)% due 4/22/34(a)(e)	1,579,291
3,000,000	Aimco CLO 15 Ltd., Series 2021-15A, Class A, 1.361% (3-Month USD-LIBOR + 1.120)% due 10/17/34(a)(e)	2,975,091
500,000	Allegro CLO X Ltd., Series 2019-1A, Class AR, 1.404% (3-Month USD-LIBOR + 1.150)% due 7/20/32(a)(e)	496,921
500,000	ALM 2020 Ltd., Series 2020-1A, Class A2, 2.091% (3-Month USD-LIBOR + 1.850)% due 10/15/29(a)(e)	497,173
4,000,000	AMSR Trust, Series 2020-SFR4, Class E2, 2.456% due 11/17/37(a)	3,739,249
1,000,000	Anchorage Capital CLO 4-R Ltd., Series 2014-4RA, Class B, 1.778% (3-Month USD-LIBOR + 1.500)% due 1/28/31(a)(e)	995,857
500,000	Apidos CLO XII, Series 2013-12A, Class CR, 2.041% (3-Month USD-LIBOR + 1.800)% due 4/15/31(a)(e)	495,358
260,000	Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL2, Class A, 1.291% (1-Month USD-LIBOR + 1.100)% due 5/15/36(a)(e)	258,729
1,523,824	Asset Backed Securities Corp. Home Equity Loan Trust, Series 2007-HE2, Class A4, 0.417% (1-Month USD-LIBOR + 0.230)% due 5/25/37(e)	1,226,622
570,000	Avant Loans Funding Trust, Series 2021-REV1, Class A, 1.210% due 7/15/30(a)	559,299
	Avis Budget Rental Car Funding AESOP LLC:
410,000	Series 2017-2A, Class A, 2.970% due 3/20/24(a)	415,680
5,920,000	Series 2020-1A, Class A, 2.330% due 8/20/26(a)	5,922,832
1,440,000	Bain Capital Credit CLO, Series 2019-1A, Class AR, 1.378% (3-Month USD-LIBOR + 1.130)% due 4/19/34(a)(e)	1,431,577
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
ASSET-BACKED SECURITIES – (continued)
	Bain Capital Credit CLO Ltd.:
$1,660,000	Series 2017-2A, Class AR2, 1.438% (3-Month USD-LIBOR + 1.180)% due 7/25/34(a)(e)	$1,654,593
2,000,000	Series 2020-2A, Class AR, 1.418% (3-Month USD-LIBOR + 1.170)% due 7/19/34(a)(e)	1,989,284
1,000,000	Battalion CLO XI Ltd., Series 2017-11A, Class AR, 1.409% (3-Month USD-LIBOR + 1.150)% due 4/24/34(a)(e)	995,158
274,349	BHG Securitization Trust, Series 2021-B, Class A, 0.900% due 10/17/34(a)	270,316
1,085,000	BlueMountain CLO XXIV Ltd., Series 2019-24A, Class AR, 1.354% (3-Month USD-LIBOR + 1.100)% due 4/20/34(a)(e)	1,074,266
2,055,000	BlueMountain CLO XXXI Ltd., Series 2021-31A, Class A1, 1.398% (3-Month USD-LIBOR + 1.150)% due 4/19/34(a)(e)	2,043,344
	BSPRT Issuer Ltd.:
775,000	Series 2021-FL6, Class A, 1.291% (1-Month USD-LIBOR + 1.100)% due 3/15/36(a)(e)	771,062
368,600	Series 2021-FL7, Class B, 2.241% (1-Month USD-LIBOR + 2.050)% due 12/15/38(a)(e)	367,691
2,000,000	Capital Four US CLO I Ltd., Series 2021-1A, Class A, 1.453% (3-Month USD-LIBOR + 1.210)% due 1/18/35(a)(e)	1,982,500
1,973,747	Carlyle Global Market Strategies CLO Ltd., Series 2014-3RA, Class A1A, 1.318% (3-Month USD-LIBOR + 1.050)% due 7/27/31(a)(e)	1,971,996
	Carlyle US CLO Ltd.:
765,000	Series 2021-2A, Class A1, 1.334% (3-Month USD-LIBOR + 1.080)% due 4/20/34(a)(e)	758,690
1,537,000	Series 2021-3SA, Class A1, 1.301% (3-Month USD-LIBOR + 1.060)% due 4/15/34(a)(e)	1,521,891
1,700,000	Carmax Auto Owner Trust, Series 2021-1, Class C, 0.940% due 12/15/26	1,646,089
1,671,807	Carrington Mortgage Loan Trust, Series 2006-NC4, Class A3, 0.347% (1-Month USD-LIBOR + 0.160)% due 10/25/36(e)	1,637,365
1,077,257	Castlelake Aircraft Securitization Trust, Series 2018-1, Class A, 4.125% due 6/15/43(a)	1,049,655
500,000	CBAM Ltd., Series 2019-10A, Class A1R, 1.374% (3-Month USD-LIBOR + 1.120)% due 4/20/32(a)(e)	498,857
4,822,116	C-BASS Trust, Series 2006-CB9, Class A4, 0.417% (1-Month USD-LIBOR + 0.230)% due 11/25/36(e)	2,864,958
2,660,000	Cedar Funding IV CLO Ltd., Series 2014-4A, Class ARR, 1.419% (3-Month USD-LIBOR + 1.160)% due 7/23/34(a)(e)	2,636,810
110,918	CF Hippolyta LLC, Series 2021-1A, Class B1, 1.980% due 3/15/61(a)	104,637
5,909,907	CLI Funding VIII LLC, Series 2021-1A, Class A, 1.640% due 2/18/46(a)	5,599,085
465,000	Credit Acceptance Auto Loan Trust, Series 2021-3A, Class A, 1.000% due 5/15/30(a)	453,931
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
ASSET-BACKED SECURITIES – (continued)
$4,624,823	Credit-Based Asset Servicing & Securitization LLC, Series 2006-CB4, Class AV4, 0.427% (1-Month USD-LIBOR + 0.480)% due 5/25/36(e)	$3,723,513
679,863	Domino’s Pizza Master Issuer LLC, Series 2021-1A, Class A2I, 2.662% due 4/25/51(a)	651,758
2,000,000	Dryden 53 CLO Ltd., Series 2017-53A, Class A, 1.361% (3-Month USD-LIBOR + 1.120)% due 1/15/31(a)(e)	1,994,028
	Exeter Automobile Receivables Trust:
600,000	Series 2021-1A, Class D, 1.080% due 11/16/26	585,678
900,000	Series 2021-1A, Class E, 2.210% due 2/15/28(a)	869,729
5,851,636	First Franklin Mortgage Loan Trust, Series 2007-FF2, Class A1, 0.327% (1-Month USD-LIBOR + 0.140)% due 3/25/37(e)	3,922,368
2,685,000	Ford Credit Auto Lease Trust, Series 2021-A, Class C, 0.780% due 9/15/25	2,636,480
	Ford Credit Auto Owner Trust:
6,750,000	Series 2020-1, Class C, 2.540% due 8/15/31(a)	6,682,794
3,650,000	Series 2020-2, Class C, 1.740% due 4/15/33(a)	3,532,953
2,000,000	Franklin Park Place CLO I LLC, Series 2022-1A, Class A, 0.000% (3-Month TSFR3M + 1.400)% due 4/14/35(a)(d)(e)	1,999,514
202,813	FREED ABS Trust, Series 2021-3FP, Class A, 0.620% due 11/20/28(a)	202,266
1,690,000	FS Rialto, Series 2021-FL3, Class A, 1.376% (1-Month USD-LIBOR + 1.250)% due 11/16/36(a)(e)	1,682,691
560,000	FS RIALTO, Series 2021-FL2, Class A, 1.346% (1-Month USD-LIBOR + 1.220)% due 5/16/38(a)(e)	554,418
2,500,000	Generate CLO 6 Ltd., Series 6A, Class A1R, 1.449% (3-Month USD-LIBOR + 1.200)% due 1/22/35(a)(e)	2,471,192
500,000	Generate CLO 9 Ltd., Series 9A, Class A, 0.000% (3-Month USD-LIBOR + 1.200)% due 10/20/34(a)(e)	495,816
	GM Financial Automobile Leasing Trust:
500,000	Series 2020-1, Class D, 2.280% due 6/20/24	501,675
1,000,000	Series 2020-2, Class D, 3.210% due 12/20/24	1,015,500
2,750,000	GM Financial Consumer Automobile Receivables Trust, Series 2021-1, Class C, 1.040% due 5/17/27	2,655,491
1,500,000	GoodLeap Sustainable Home Solutions Trust, Series 2021-5CS, Class C, 3.500% due 10/20/48(a)	1,404,793
785,000	Greystone CRE Notes Ltd., Series 2019-FL2, Class C, 2.191% (1-Month USD-LIBOR + 2.000)% due 9/15/37(a)(e)	779,654
	Halsey Point CLO I Ltd.:
1,000,000	Series 2019-1A, Class A1A1, 1.604% (3-Month USD-LIBOR + 1.350)% due 1/20/33(a)(e)	998,849
1,000,000	Series 2019-1A, Class B1, 2.454% (3-Month USD-LIBOR + 2.200)% due 1/20/33(a)(e)	1,000,763
500,000	Halseypoint CLO 5 Ltd., Series 2021-5A, Class A1A, 1.471% (3-Month USD-LIBOR + 1.210)% due 1/30/35(a)(e)	495,908
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
ASSET-BACKED SECURITIES – (continued)
	Home Partners of America Trust:
$1,830,865	Series 2021-1, Class D, 2.477% due 9/17/41(a)	$1,706,831
836,321	Series 2021-1, Class E, 2.577% due 9/17/41(a)	771,027
963,464	Series 2021-1, Class F, 3.325% due 9/17/41(a)	884,206
4,531,853	Horizon Aircraft Finance III Ltd., Series 2019-2, Class A, 3.425% due 11/15/39(a)	4,361,502
2,239,679	Invitation Homes Trust, Series 2018-SFR1, Class C, 1.370% (1-Month USD-LIBOR + 1.250)% due 3/17/37(a)(e)	2,230,837
4,019,200	JP Morgan Mortgage Acquisition Corp., Series 2005-WMC1, Class M4, 1.087% (1-Month USD-LIBOR + 0.900)% due 9/25/35(e)	3,876,656
1,000,000	LCM XV LP, Series 15A, Class DR, 3.954% (3-Month USD-LIBOR + 3.700)% due 7/20/30(a)(e)	994,294
1,790,000	Lendingpoint Asset Securitization Trust, Series 2021-A, Class C, 2.750% due 12/15/28(a)	1,749,498
500,000	Madison Park Funding XXXIV Ltd., Series 2019-34A, Class AR, 1.378% (3-Month USD-LIBOR + 1.120)% due 4/25/32(a)(e)	499,830
1,675,000	Madison Park Funding XXXVIII Ltd., Series 2021-38A, Class A, 1.361% (3-Month USD-LIBOR + 1.120)% due 7/17/34(a)(e)	1,663,255
1,000,000	Marble Point CLO XIV Ltd., Series 2018-2A, Class A1R, 1.534% (3-Month USD-LIBOR + 1.280)% due 1/20/32(a)(e)	994,925
1,000,000	Marble Point CLO XXI Ltd., Series 2021-3A, Class A1, 1.481% (3-Month USD-LIBOR + 1.240)% due 10/17/34(a)(e)	993,373
1,000,000	Marble Point CLO XXII Ltd., Series 2021-2A, Class A, 1.458% (3-Month USD-LIBOR + 1.200)% due 7/25/34(a)(e)	990,231
2,000,000	Marlette Funding Trust, Series 2019-4A, Class C, 3.760% due 12/17/29(a)	2,010,084
1,955,000	ME Funding LLC, Series 2019-1, Class A2, 6.448% due 7/30/49(a)	2,021,138
490,000	Mercury Financial Credit Card Master Trust, Series 2021-1A, Class A, 1.540% due 3/20/26(a)	484,899
9,117,438	Merrill Lynch Mortgage Investors Trust, Series 2006-HE6, Class A1, 0.467% (1-Month USD-LIBOR + 0.280)% due 11/25/37(e)	5,962,917
	MF1 Ltd.:
3,300,000	Series 2022-FL8, Class A, 1.398% (SOFR30A + 1.350)% due 2/19/37(a)(e)	3,289,976
845,000	Series 2022-FL8, Class AS, 1.798% (SOFR30A + 1.750)% due 2/19/37(a)(e)	842,793
1,000,000	MKS CLO Ltd., Series 2017-1A, Class AR, 1.254% (3-Month USD-LIBOR + 1.000)% due 7/20/30(a)(e)	993,576
1,000,000	MP CLO III Ltd., Series 2013-1A, Class AR, 1.504% (3-Month USD-LIBOR + 1.250)% due 10/20/30(a)(e)	999,996
534,508	Navient Private Education Refi Loan Trust, Series 2021-EA, Class A, 0.970% due 12/16/69(a)	515,017
4,000,000	New Century Home Equity Loan Trust, Series 2005-B, Class M2, 0.677% (1-Month USD-LIBOR + 0.735)% due 10/25/35(e)	3,845,144
988,761	Northwoods Capital XVI Ltd., Series 2017-16A, Class A, 1.776% (3-Month USD-LIBOR + 1.270)% due 11/15/30(a)(e)	989,392
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
ASSET-BACKED SECURITIES – (continued)
$1,000,000	Ocean Trails CLO X, Series 2020-10A, Class AR, 1.461% (3-Month USD-LIBOR + 1.220)% due 10/15/34(a)(e)	$992,780
	Pagaya AI Debt Selection Trust:
1,099,547	Series 2021-1, Class B, 2.130% due 11/15/27(a)	1,059,547
2,000,000	Series 2021-3, Class B, 1.740% due 5/15/29(a)	1,923,072
1,500,000	Pagaya AI Debt Trust, Series 2022-1, Class B, 3.344% due 10/15/29(a)	1,472,531
1,800,000	PMT Issuer Trust – FMSR, Series 2021-FT1, Class A, 3.108% (1-Month USD-LIBOR + 3.000)% due 3/25/26(a)(e)	1,824,019
607,924	PRET LLC, Series 2021-NPL3, Class A1, step bond to yield, 1.868% due 7/25/51(a)	594,749
	Pretium Mortgage Credit Partners I LLC:
758,860	Series 2021-NPL2, Class A1, step bond to yield, 1.992% due 6/27/60(a)	739,146
1,607,721	Series 2021-NPL4, Class A1, step bond to yield, 2.363% due 10/27/60(a)	1,569,061
1,900,000	Progress Residential Trust, Series 2021-SFR11, Class B, 2.732% due 1/17/39(a)	1,819,628
2,000,000	Race Point IX CLO Ltd., Series 2015-9A, Class A1A2, 1.181% (3-Month USD-LIBOR + 0.940)% due 10/15/30(a)(e)	1,990,596
1,510,000	Regatta VI Funding Ltd., Series 2016-1A, Class AR2, 1.414% (3-Month USD-LIBOR + 1.160)% due 4/20/34(a)(e)	1,499,746
1,000,000	Regatta XI Funding Ltd., Series 2018-1A, Class B, 1.891% (3-Month USD-LIBOR + 1.650)% due 7/17/31(a)(e)	996,885
1,720,000	RR 1 LLC, Series 2017-1A, Class A1AB, 1.391% (3-Month USD-LIBOR + 1.150)% due 7/15/35(a)(e)	1,711,120
1,475,000	RR 16 Ltd., Series 2021-16A, Class A1, 1.351% (3-Month USD-LIBOR + 1.110)% due 7/15/36(a)(e)	1,464,023
500,000	Sandstone Peak Ltd., Series 2021-1A, Class A1, 0.000% (3-Month USD-LIBOR + 1.220)% due 10/15/34(a)(e)	499,543
208,060	SoFi Consumer Loan Program Trust, Series 2021-1, Class A, 0.490% due 9/25/30(a)	205,915
1,000,000	Sofi Professional Loan Program Trust, Series 2018-B, Class BFX, 3.830% due 8/25/47(a)	1,010,019
1,710,000	Sound Point CLO XXIX Ltd., Series 2021-1A, Class A, 1.328% (3-Month USD-LIBOR + 1.070)% due 4/25/34(a)(e)	1,696,398
500,000	Sound Point CLO XXVII Ltd., Series 2020-2A, Class AR, 1.438% (3-Month USD-LIBOR + 1.180)% due 10/25/34(a)(e)	496,363
3,500,000	STAR Trust, Series 2021-SFR1, Class G, 3.320% (1-Month USD-LIBOR + 3.200)% due 4/17/38(a)(e)	3,479,714
	Structured Asset Investment Loan Trust:
6,039,388	Series 2005-5, Class M5, 1.162% (1-Month USD-LIBOR + 0.975)% due 6/25/35(e)	6,264,175
8,700,000	Series 2006-4, Class A5, 0.497% (1-Month USD-LIBOR + 0.310)% due 7/25/36(e)	3,647,458
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
ASSET-BACKED SECURITIES – (continued)
$903,034	Sunnova Helios II Issuer LLC, Series 2021-A, Class A, 1.800% due 2/20/48(a)	$867,209
1,985,309	Sunrun Demeter Issuer, Series 2021-2A, Class A, 2.270% due 1/30/57(a)	1,915,141
1,955,000	Symphony CLO XXV Ltd., Series 2021-25A, Class A, 1.228% (3-Month USD-LIBOR + 0.980)% due 4/19/34(a)(e)	1,935,728
1,720,000	Thompson Park CLO Ltd., Series 2021-1A, Class A1, 1.241% (3-Month USD-LIBOR + 1.000)% due 4/15/34(a)(e)	1,699,515
7,021,459	TIF Funding II LLC, Series 2021-1A, Class A, 1.650% due 2/20/46(a)	6,642,916
334,075	Tricolor Auto Securitization Trust, Series 2021-1A, Class A, 0.740% due 4/15/24(a)	333,628
1,000,000	Trimaran Cavu Ltd., Series 2021-3A, Class A, 1.307% (3-Month USD-LIBOR + 1.210)% due 1/18/35(a)(e)	996,923
550,000	TRTX Issuer Ltd., Series 2021-FL4, Class A, 1.320% (1-Month USD-LIBOR + 1.200)% due 3/15/38(a)(e)	546,440
	Upstart Pass-Through Trust:
1,065,529	Series 2021-ST3, Class A, 2.000% due 5/20/27(a)	1,051,249
1,143,286	Series 2021-ST4, Class A, 2.000% due 7/20/27(a)	1,121,051
	Upstart Securitization Trust:
800,000	Series 2019-3, Class C, 5.381% due 1/21/30(a)	813,351
1,500,000	Series 2020-1, Class C, 4.899% due 4/22/30(a)	1,522,833
341,418	Series 2021-3, Class A, 0.830% due 7/20/31(a)	338,204
818,165	Series 2021-4, Class A, 0.840% due 9/20/31(a)	805,806
1,300,000	US Auto Funding LLC, Series 2019-1A, Class D, 8.060% due 11/15/25(a)	1,328,168
1,663,637	VCAT LLC, Series 2021-NPL6, Class A1, step bond to yield, 1.917% due 9/25/51(a)	1,615,457
1,710,000	Venture 42 CLO Ltd., Series 2021-42A, Class A1A, 1.371% (3-Month USD-LIBOR + 1.130)% due 4/15/34(a)(e)	1,697,649
660,000	Venture 43 CLO Ltd., Series 2021-43A, Class A1, 1.481% (3-Month USD-LIBOR + 1.240)% due 4/15/34(a)(e)	658,639
1,342,900	Vericrest Opportunity Loan Transferee, Series 2021-NP11, Class A1, step bond to yield, 1.868% due 8/25/51(a)	1,313,768
960,522	VOLT CIII LLC, Series 2021-CF1, Class A1, step bond to yield, 1.992% due 8/25/51(a)(d)	944,550
791,218	VOLT XCIV LLC, Series 2021-NPL3, Class A1, step bond to yield, 2.240% due 2/27/51(a)	777,128
917,147	VOLT XCIX LLC, Series 2021-NPL8, Class A1, step bond to yield, 2.116% due 4/25/51(a)	896,878
654,385	VOLT XCV LLC, Series 2021-NPL4, Class A1, step bond to yield, 2.240% due 3/27/51(a)	641,696
1,335,000	Wellfleet CLO X Ltd., Series 2019-XA, Class A1R, 1.424% (3-Month USD-LIBOR + 1.170)% due 7/20/32(a)(e)	1,322,815
890,525	Wendy’s Funding LLC, Series 2021-1A, Class A2I, 2.370% due 6/15/51(a)	848,270
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
ASSET-BACKED SECURITIES – (continued)
$995,902	Wind River CLO Ltd., Series 2014-1A, Class ARR, 1.291% (3-Month USD-LIBOR + 1.050)% due 7/18/31(a)(e)	$995,899
995,000	Wingstop Funding LLC, Series 2020-1A, Class A2, 2.841% due 12/5/50(a)	972,752
	TOTAL ASSET-BACKED SECURITIES (Cost – $217,432,319)	212,447,883
SOVEREIGN BONDS – 1.1%
Bermuda – 0.0%
890,000	Bermuda Government International Bond, 2.375% due 8/20/30	841,050
Brazil – 0.0%
	Brazilian Government International Bond:
400,000	3.750% due 9/12/31	361,016
400,000	5.625% due 2/21/47	378,204
	Total Brazil	739,220
Chile – 0.2%
	Chile Government International Bond:
360,000	2.750% due 1/31/27	360,500
200,000	2.550% due 1/27/32	188,546
470,000	2.550% due 7/27/33	428,194
200,000	3.500% due 1/31/34	198,294
1,570,000	3.100% due 5/7/41	1,376,136
200,000	3.500% due 1/25/50	181,876
200,000	4.000% due 1/31/52	196,784
205,000	3.500% due 4/15/53	183,293
400,000	3.100% due 1/22/61	324,040
200,000	3.250% due 9/21/71	161,172
	Total Chile	3,598,835
Colombia – 0.0%
	Colombia Government International Bond:
350,000	3.250% due 4/22/32	292,785
300,000	5.000% due 6/15/45	249,975
600,000	4.125% due 5/15/51	450,342
	Total Colombia	993,102
Dominican Republic – 0.0%
300,000	Dominican Republic International Bond, 6.000% due 2/22/33(a)	294,414
Hungary – 0.0%
1,070,000	Hungary Government International Bond, 2.125% due 9/22/31(a)	963,274
Indonesia – 0.0%
	Indonesia Government International Bond:
200,000	2.150% due 7/28/31	185,610
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
SOVEREIGN BONDS – (continued)
Indonesia – (continued)
$700,000	3.700% due 10/30/49	$661,094
	Total Indonesia	846,704
Mexico – 0.3%
	Mexico Government International Bond:
1,595,000	2.659% due 5/24/31	1,464,976
460,000	4.750% due 4/27/32	491,050
665,000	3.500% due 2/12/34	625,439
1,560,000	4.280% due 8/14/41	1,464,356
1,366,000	4.750% due 3/8/44	1,350,523
200,000	4.350% due 1/15/47	185,862
690,000	3.771% due 5/24/61	559,549
	Total Mexico	6,141,755
Panama – 0.2%
	Panama Government International Bond:
620,000	2.252% due 9/29/32	547,671
1,515,000	4.500% due 4/16/50	1,479,201
400,000	4.300% due 4/29/53	376,864
200,000	4.500% due 4/1/56	193,196
1,225,000	3.870% due 7/23/60	1,053,168
400,000	4.500% due 1/19/63	380,264
	Total Panama	4,030,364
Philippines – 0.2%
	Philippine Government International Bond:
600,000	1.648% due 6/10/31	530,291
500,000	3.700% due 3/1/41	476,277
2,550,000	3.700% due 2/2/42	2,431,728
	Total Philippines	3,438,296
Qatar – 0.0%
	Qatar Government International Bond:
400,000	3.400% due 4/16/25(a)	414,839
250,000	4.400% due 4/16/50(a)	288,236
	Total Qatar	703,075
Romania – 0.1%
	Romanian Government International Bond:
636,000	3.000% due 2/27/27(a)	619,697
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
SOVEREIGN BONDS – (continued)
Romania – (continued)
$1,228,000	3.000% due 2/14/31	$1,122,244
	Total Romania	1,741,941
Saudi Arabia – 0.1%
	Saudi Government International Bond:
471,000	2.250% due 2/2/33(a)	442,975
1,955,000	4.500% due 10/26/46	2,114,063
500,000	3.450% due 2/2/61	454,712
	Total Saudi Arabia	3,011,750
South Korea – 0.0%
	Korea Development Bank:
300,000	1.000% due 9/9/26	287,367
400,000	1.625% due 1/19/31	374,192
200,000	Korea International Bond, 2.750% due 1/19/27	206,006
	Total South Korea	867,565
United Arab Emirates – 0.0%
1,025,000	Finance Department Government of Sharjah, 3.625% due 3/10/33	960,950
	TOTAL SOVEREIGN BONDS (Cost – $32,401,120)	29,172,295
SENIOR LOANS(e) – 1.3%
80,000	AAdvantage Loyality IP Ltd., 5.500% (3-Month USD-LIBOR + 0.475)% due 4/20/28	81,334
	Acrisure LLC:
151,810	3.724% (3-Month USD-LIBOR + 0.350)% due 2/15/27	149,217
225,000	4.750% (3-Month USD-LIBOR + 0.425)% due 2/15/27	222,611
40,625	Acuris Finance US Inc., 4.500% (3-Month USD-LIBOR + 0.400)% due 2/16/28	40,346
139,650	ADMI Corp., 4.000% (1-Month USD-LIBOR + 0.350)% due 12/23/27	138,487
24,938	Aegion Corp., 5.500% (3-Month USD-LIBOR + 0.475)% due 5/17/28	24,906
165,000	Air Canada, 4.250% (3-Month USD-LIBOR + 0.350)% due 8/11/28	163,822
109,175	AlixPartners LLP, 3.250% (1-Month USD-LIBOR + 0.275)% due 2/4/28	107,895
107,250	Alliant Holdings Intermediate LLC, 3.459% (1-Month USD-LIBOR + 0.325)% due 5/9/25	105,890
49,875	Allied Universal Holdco LLC, 4.250% (3-Month USD-LIBOR + 0.375)% due 5/12/28	49,160
62,097	Allspring Buyer LLC, 3.750% (3-Month USD-LIBOR + 0.325)% due 11/1/28	61,786
14,925	Alpha 3 BV, 3.000% (1-Month USD-LIBOR + 0.250)% due 3/18/28	14,850
204,234	Alterra Mountain Co., 4.000% (1-Month USD-LIBOR + 0.350)% due 8/17/28	201,851
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
SENIOR LOANS(e) – (continued)
$74,122	Amentum Government Services Holdings LLC, 3.709% (1-Month USD-LIBOR + 0.350)% due 1/29/27	$73,412
	American Airlines Inc.:
43,323	2.840% (3-Month USD-LIBOR + 0.200)% due 12/15/23	42,555
53,900	1.959% (1-Month USD-LIBOR + 0.175)% due 1/29/27	51,306
44,550	American Residential Services LLC, 4.250% (3-Month USD-LIBOR + 0.350)% due 10/15/27	44,216
54,725	American Trailer World Corp., 4.600% (1-Month USD-LIBOR + 0.375)% due 3/3/28	53,750
9,900	AmWINS Group Inc., 3.000% (1-Month USD-LIBOR + 0.225)% due 2/19/28	9,734
77,011	Artera Services LLC, 4.250% (3-Month USD-LIBOR + 0.325)% due 3/6/25	74,015
500,000	Ascend Learning LLC, 4.000% (1-Month USD-LIBOR + 0.350)% due 12/11/28	493,045
445,000	Astra Acquisition Corp., 5.750% (1-Month USD-LIBOR + 0.525)% due 10/25/28	433,875
	Asurion LLC:
238,623	3.459% (1-Month USD-LIBOR + 0.325)% due 7/31/27	234,001
20,000	5.459% (1-Month USD-LIBOR + 0.525)% due 1/31/28	19,745
329,203	athenahealth Group Inc., 4.000% (3-Month USD-LIBOR + 0.350)% due 2/15/29	325,829
74,625	Atlas Purchaser Inc., 6.000% (3-Month USD-LIBOR + 0.525)% due 5/8/28	73,039
	Avaya Inc.:
50,000	4.191% (1-Month USD-LIBOR + 0.400)% due 12/15/27	49,430
94,286	4.441% (1-Month USD-LIBOR + 0.425)% due 12/15/27	93,432
	Aveanna Healthcare LLC:
314,361	due 7/17/28(k)	309,881
119,997	Aventiv Technologies LLC, 5.500% (3-Month USD-LIBOR + 0.450)% due 11/1/24	115,047
119,244	Azalea TopCo Inc., 3.799% (3-Month USD-LIBOR + 0.350)% due 7/24/26	117,107
31,736	Bausch Health Cos., Inc., 3.209% (1-Month USD-LIBOR + 0.300)% due 6/2/25	31,399
141,259	Blackhawk Network Holdings Inc., 3.209% (1-Month USD-LIBOR + 0.300)% due 6/15/25	138,610
150,588	Bright Bidco BV, 4.500% (3-Month USD-LIBOR + 0.350)% due 6/30/24	113,230
113,844	Brookfield WEC Holdings Inc., 3.250% (1-Month USD-LIBOR + 0.275)% due 8/1/25	111,994
13,978	Brown Group Holdings LLC, 3.000% (3-Month USD-LIBOR + 0.250)% due 6/7/28	13,811
83,938	Cablevision Lightpath LLC, 3.750% (1-Month USD-LIBOR + 0.325)% due 11/30/27	83,056
14,663	Calpine Corp., 2.209% (1-Month USD-LIBOR + 0.200)% due 8/12/26	14,355
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
SENIOR LOANS(e) – (continued)
$9,900	Camelot U.S. Acquisition 1 Co., 4.000% (1-Month USD-LIBOR + 0.300)% due 10/30/26	$9,835
	Carnival Corp.:
59,100	3.750% (3-Month USD-LIBOR + 0.300)% due 6/30/25	58,273
390,000	4.000% (3-Month USD-LIBOR + 0.325)% due 10/18/28	385,125
369,075	Cengage Learning Inc., 5.750% (3-Month USD-LIBOR + 0.475)% due 7/14/26	368,152
123,750	Charter Next Generation Inc., 4.500% (1-Month USD-LIBOR + 0.375)% due 12/1/27	123,087
234,413	CHG Healthcare Services Inc., 4.000% (3-Month USD-LIBOR + 0.350)% due 9/29/28	232,441
220,000	CHG PPC Parent LLC, 3.500% (1-Month USD-LIBOR + 0.300)% due 12/8/28	213,400
37,783	Clear Channel Outdoor Holdings Inc., 3.799% (3-Month USD-LIBOR + 0.350)% due 8/21/26	37,032
41,010	ClubCorp Holdings Inc., 2.974% (3-Month USD-LIBOR + 0.275)% due 9/18/24	39,158
142,114	CMG Media Corp., 3.709% (1-Month USD-LIBOR + 0.350)% due 12/17/26	140,180
89,325	CNT Holdings I Corp., 4.250% (3-Month USD-LIBOR + 0.350)% due 11/8/27	88,792
9,744	Columbus McKinnon Corp., 3.250% (6-Month USD-LIBOR + 0.275)% due 5/14/28	9,659
168,393	Compass Power Generation LLC, 4.500% (1-Month USD-LIBOR + 0.350)% due 12/20/24	166,318
44,888	Conair Holdings LLC, 4.250% (3-Month USD-LIBOR + 0.375)% due 5/17/28	44,364
63,863	Connect Finco SARL, 4.500% (1-Month USD-LIBOR + 0.350)% due 12/11/26	62,984
98,750	Conservice Midco LLC, 4.474% (3-Month USD-LIBOR + 0.425)% due 5/13/27	98,281
87,975	Constellation Renewables LLC, 3.500% (3-Month USD-LIBOR + 0.250)% due 12/15/27	87,582
54,863	CoreLogic Inc., 4.000% (1-Month USD-LIBOR + 0.350)% due 6/2/28	54,108
84,117	Cornerstone Building Brands Inc., 3.750% (1-Month USD-LIBOR + 0.325)% due 4/12/28	82,014
225,000	Cornerstone OnDemand Inc., 4.250% (3-Month USD-LIBOR + 0.375)% due 10/16/28	222,611
208,439	CP Atlas Buyer Inc., 4.250% (3-Month USD-LIBOR + 0.375)% due 11/23/27	204,307
159,200	CQP Holdco LP, 4.250% (3-Month USD-LIBOR + 0.375)% due 6/5/28	158,205
15,303	CSC Holdings LLC, 2.441% (1-Month USD-LIBOR + 0.225)% due 7/17/25	14,822
82,745	Cvent Inc., 3.959% (1-Month USD-LIBOR + 0.375)% due 11/29/24	82,693
36,884	Cyanco Intermediate 2 Corp., 3.709% (1-Month USD-LIBOR + 0.350)% due 3/16/25	36,181
100,655	Cyxtera DC Holdings Inc., 0.000% (3-Month USD-LIBOR + 0.300)% due 5/1/24	99,200
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
SENIOR LOANS(e) – (continued)
$147,561	DCert Buyer Inc., 4.209% (1-Month USD-LIBOR + 0.400)% due 10/16/26	$146,782
	DG Investment Intermediate Holdings 2 Inc.:
164,180	4.250% (1-Month USD-LIBOR + 0.350)% due 3/31/28	162,621
15,000	7.500% (1-Month USD-LIBOR + 0.675)% due 3/30/29	14,963
58,772	Diamond Sports Group LLC, 5.500% (3-Month USD-LIBOR + 0.225)% due 8/24/26	21,804
127,657	DIRECTV Financing LLC, 5.750% (3-Month USD-LIBOR + 0.500)% due 8/2/27	127,226
39,800	DT Midstream Inc., 2.500% (3-Month USD-LIBOR + 0.200)% due 6/26/28	39,658
	Dynasty Acquisition Co., Inc.:
107,611	3.724% (3-Month USD-LIBOR + 0.350)% due 4/6/26	104,173
345,000	EAB Global Inc., 4.000% (3-Month USD-LIBOR + 0.350)% due 8/16/28	341,291
24,875	Ecovyst Catalyst Technologies LLC, 3.250% (3-Month USD-LIBOR + 0.275)% due 6/9/28	24,631
75,000	Edelman Financial Center LLC, 6.959% (1-Month USD-LIBOR + 0.675)% due 7/20/26	74,844
39,800	Edelman Financial Engines Center LLC, 4.250% (1-Month USD-LIBOR + 0.350)% due 4/7/28	39,437
	EG Group Ltd.:
67,456	4.224% (3-Month USD-LIBOR + 0.400)% due 2/7/25	66,716
39,801	4.750% (3-Month USD-LIBOR + 0.425)% due 3/31/26	39,553
149,250	Endurance International Group Holdings Inc., 4.250% (3-Month USD-LIBOR + 0.350)% due 2/10/28	143,653
99,983	Envision Healthcare Corp., 3.959% (1-Month USD-LIBOR + 0.375)% due 10/10/25	72,496
4,962	eResearchTechnology Inc., 5.500% (1-Month USD-LIBOR + 0.450)% due 2/4/27	4,952
68,397	Excelitas Technologies Corp., 4.500% (3-Month USD-LIBOR + 0.350)% due 12/2/24	67,713
230,000	Fertitta Entertainment LLC, 4.500% (1-Month USD-LIBOR + 0.400)% due 1/27/29	228,772
97,406	Filtration Group Corp., 3.209% (1-Month USD-LIBOR + 0.300)% due 3/31/25	96,209
106,514	First Advantage Holdings LLC, 2.959% (1-Month USD-LIBOR + 0.275)% due 1/31/27	105,506
	First Student Bidco Inc.:
345,000	3.500% (3-Month USD-LIBOR + 0.300)% due 7/21/28	339,932
122,454	Flex Acquisition Co., Inc., 3.214% (3-Month USD-LIBOR + 0.300)% due 6/29/25	121,744
106,987	Flexera Software LLC, 4.500% (3-Month USD-LIBOR + 0.375)% due 3/3/28	106,151
149,391	Flutter Entertainment PLC, 2.474% (3-Month USD-LIBOR + 0.225)% due 7/21/26	147,727
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
SENIOR LOANS(e) – (continued)
$45,337	Forterra Finance LLC, 4.000% (1-Month USD-LIBOR + 0.300)% due 10/25/23	$45,164
119,098	Gainwell Acquisition Corp., 4.750% (3-Month USD-LIBOR + 0.400)% due 10/1/27	118,403
155,000	Garda World Security Corp., 4.430% (1-Month USD-LIBOR + 0.425)% due 10/30/26	153,224
120,526	Getty Images Inc., 5.062% (3-Month USD-LIBOR + 0.450)% due 2/19/26	120,174
74,625	Gogo Intermediate Holdings LLC, 4.500% (3-Month USD-LIBOR + 0.375)% due 4/30/28	73,953
74,438	Grab Holdings Inc., 5.500% (3-Month USD-LIBOR + 0.450)% due 1/29/26	73,833
131,262	Graham Packaging Co., Inc., 3.750% (1-Month USD-LIBOR + 0.300)% due 8/4/27	129,822
152,721	Granite US Holdings Corp., 4.224% (3-Month USD-LIBOR + 0.400)% due 9/30/26	151,194
570,000	Gray Television Inc., 3.106% (1-Month USD-LIBOR + 0.300)% due 12/1/28	565,417
108,902	Great Outdoors Group LLC, 4.500% (3-Month USD-LIBOR + 0.375)% due 3/6/28	108,249
24,769	Greystone Select Financial LLC, 5.750% (3-Month USD-LIBOR + 0.500)% due 6/16/28	24,522
45,589	Gulf Finance LLC, 7.750% (1-Month USD-LIBOR + 0.675)% due 8/25/26	42,072
205,862	H-Food Holdings LLC, 3.896% (1-Month USD-LIBOR + 0.369)% due 5/23/25	199,729
84,788	HighTower Holding LLC, 4.750% (3-Month USD-LIBOR + 0.400)% due 4/21/28	84,130
	Hillman Group Inc.:
539	2.790% (1-Month USD-LIBOR + 0.275)% due 7/14/28	532
28,115	3.250% (1-Month USD-LIBOR + 0.275)% due 7/14/28	27,769
64,513	Horizon Therapeutics USA Inc., 2.250% (1-Month USD-LIBOR + 0.175)% due 3/15/28	63,572
505,000	Hunter Douglas NV, due 2/9/29(d)(j)	497,112
195,206	Husky Injection Molding Systems Ltd., 3.354% (3-Month USD-LIBOR + 0.300)% due 3/28/25	191,140
	Hyland Software Inc.:
40,125	7.000% (1-Month USD-LIBOR + 0.525)% due 7/7/25	40,225
10,000	7.000% (1-Month USD-LIBOR + 0.525)% due 7/7/25(d)	10,078
	Icon PLC:
185,902	2.750% (3-Month USD-LIBOR + 0.225)% due 7/3/28	183,645
95,551	iHeartCommunications Inc., 3.209% (1-Month USD-LIBOR + 0.300)% due 5/1/26	94,391
119,400	Ingram Micro Inc., 4.000% (3-Month USD-LIBOR + 0.350)% due 6/30/28	118,654
245,000	Intelsat Jackson Holdings SA, 4.750% (3-Month USD-LIBOR + 0.425)% due 2/1/29	241,249
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
SENIOR LOANS(e) – (continued)
$144,275	ION Trading Finance Ltd., 4.974% (3-Month USD-LIBOR + 0.475)% due 4/1/28	$143,464
118,800	IRB Holding Corp., 3.750% (1-Month USD-LIBOR + 0.300)% due 12/15/27	117,553
144,275	Jazz Pharmaceuticals PLC, 4.000% (1-Month USD-LIBOR + 0.350)% due 5/5/28	143,626
78,800	KBR Inc., 2.959% (1-Month USD-LIBOR + 0.275)% due 2/5/27	78,471
112,700	Kestrel Bidco Inc., 4.000% (3-Month USD-LIBOR + 0.300)% due 12/11/26	109,531
140,000	Kraton Corp., due 11/18/28(j)	138,338
108,912	Kronos Acquisition Holdings Inc., 4.250% (3-Month USD-LIBOR + 0.375)% due 12/22/26	100,456
17	Lealand Finance Co. BV, 1.209% (1-Month USD-LIBOR + 0.100)% due 6/30/25	8
177,368	LifePoint Health Inc., 3.959% (1-Month USD-LIBOR + 0.375)% due 11/16/25	175,263
34,377	Lions Gate Capital Holdings LLC, 2.459% (1-Month USD-LIBOR + 0.225)% due 3/24/25	33,732
141,360	Lummus Technology Holdings V LLC, 3.709% (1-Month USD-LIBOR + 0.350)% due 6/30/27	139,644
36,267	Maravai Intermediate Holdings LLC, 3.500% (3-Month USD-LIBOR + 0.300)% due 10/19/27	35,972
149,250	Mavis Tire Express Services Topco Corp., 4.750% (1-Month USD-LIBOR + 0.400)% due 5/4/28	148,411
220,000	McAfee Corp., due 3/1/29(j)	216,700
162,171	MED ParentCo LP, 4.459% (1-Month USD-LIBOR + 0.425)% due 8/31/26	160,781
430,000	Medline Borrower LP, 3.750% (1-Month USD-LIBOR + 0.325)% due 10/23/28	425,498
123,417	Messer Industries GmbH, 2.724% (3-Month USD-LIBOR + 0.250)% due 3/2/26	121,964
49,750	Michaels Cos., Inc., 5.000% (3-Month USD-LIBOR + 0.425)% due 4/15/28	46,157
110,000	Mileage Plus Holdings LLC, 6.250% (3-Month USD-LIBOR + 0.525)% due 6/21/27	114,772
198,337	Minotaur Acquisition Inc., 4.959% (1-Month USD-LIBOR + 0.475)% due 3/27/26	195,858
164,670	Mirion Technologies Inc., 3.250% (3-Month USD-LIBOR + 0.275)% due 10/20/28	162,457
	Misys Ltd.:
129,358	4.500% (3-Month USD-LIBOR + 0.350)% due 6/13/24	127,371
45,000	8.250% (3-Month USD-LIBOR + 0.725)% due 6/13/25	44,611
690,000	Mitchell International Inc., 4.250% (3-Month USD-LIBOR + 0.375)% due 10/15/28	680,043
	Motion Acquisition Ltd.:
39,207	3.474% (3-Month USD-LIBOR + 0.325)% due 11/12/26	38,457
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
SENIOR LOANS(e) – (continued)
$43,095	NASCAR Holdings LLC, 2.709% (1-Month USD-LIBOR + 0.250)% due 10/19/26	$42,739
43,988	NCR Corp., 2.800% (3-Month USD-LIBOR + 0.250)% due 8/28/26	43,218
175,000	Olympus Water US Holding Corp., 4.250% (3-Month USD-LIBOR + 0.375)% due 11/9/28	172,463
600,000	OneDigital Borrower LLC, 4.750% (3-Month USD-LIBOR + 0.425)% due 11/16/27	596,250
64,513	Packaging Coordinators Midco Inc., 4.500% (3-Month USD-LIBOR + 0.375)% due 11/30/27	64,093
69,481	Packers Holdings LLC, 4.000% (3-Month USD-LIBOR + 0.325)% due 3/9/28	68,178
69,475	PAI Holdco Inc., 4.250% (3-Month USD-LIBOR + 0.350)% due 10/28/27	68,954
74,437	Park River Holdings Inc., 4.000% (3-Month USD-LIBOR + 0.325)% due 12/28/27	73,175
226,219	Pathway Vet Alliance LLC, 3.959% (1-Month USD-LIBOR + 0.375)% due 3/31/27	224,070
44,497	PCI Gaming Authority, 2.709% (1-Month USD-LIBOR + 0.250)% due 5/29/26	44,010
124,063	Peraton Corp., 4.500% (1-Month USD-LIBOR + 0.375)% due 2/1/28	123,287
143,913	Petco Health and Wellness Co., Inc., 4.000% (3-Month USD-LIBOR + 0.325)% due 3/3/28	142,780
74,625	PetSmart LLC, 4.500% (3-Month USD-LIBOR + 0.375)% due 2/11/28	74,206
4,949	PetVet Care Centers LLC, 4.250% (1-Month USD-LIBOR + 0.350)% due 2/14/25	4,911
128,050	PG&E Corp., 3.500% (3-Month USD-LIBOR + 0.300)% due 6/23/25	125,457
98,722	Phoenix Services International LLC, 0.000% (1-Month USD-LIBOR + 0.375)% due 3/1/25	96,901
38,587	Playa Resorts Holding BV, 3.750% (1-Month USD-LIBOR + 0.275)% due 4/29/24	37,758
94,288	Playtika Holding Corp., 2.959% (1-Month USD-LIBOR + 0.275)% due 3/13/28	93,216
395,000	PMHC II Inc., due 2/2/29(j)	388,747
143,914	PODS LLC, 3.750% (3-Month USD-LIBOR + 0.300)% due 3/31/28	142,071
518,700	Polaris Newco LLC, 4.500% (3-Month USD-LIBOR + 0.400)% due 6/2/28	515,105
54,113	Prairie ECI Acquiror LP, 4.959% (1-Month USD-LIBOR + 0.475)% due 3/11/26	52,380
142,100	Pregis TopCo LLC, 4.209% (1-Month USD-LIBOR + 0.400)% due 7/31/26	141,212
195,000	Pretium PKG Holdings Inc., 4.500% (3-Month USD-LIBOR + 0.400)% due 10/2/28	192,598
285,000	Proofpoint Inc., 3.758% (3-Month USD-LIBOR + 0.325)% due 8/31/28	281,546
133,004	Pug LLC, 3.709% (1-Month USD-LIBOR + 0.350)% due 2/12/27	130,343
153,838	Rackspace Technology Global Inc., 3.500% (3-Month USD-LIBOR + 0.275)% due 2/15/28	148,961
255,000	Radiate Holdco LLC, 4.000% (1-Month USD-LIBOR + 0.325)% due 9/25/26	251,999
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
SENIOR LOANS(e) – (continued)
	Renaissance Holding Corp.:
$184,118	3.459% (1-Month USD-LIBOR + 0.325)% due 5/30/25	$181,225
35,000	7.209% (1-Month USD-LIBOR + 0.700)% due 5/29/26	34,745
39,700	Rent-A-Center Inc., 3.813% (3-Month USD-LIBOR + 0.325)% due 2/17/28	38,906
10,628	RentPath Inc., 0.000% due 12/31/25(d)	106
43,064	Reynolds Consumer Products LLC, 1.959% (1-Month USD-LIBOR + 0.175)% due 2/4/27	42,394
88,615	Sabre GLBL Inc., 2.209% (1-Month USD-LIBOR + 0.200)% due 2/22/24	87,238
69,429	Schenectady International Group Inc., 4.988% (3-Month USD-LIBOR + 0.475)% due 10/15/25	68,561
171,673	Scientific Games International Inc., 2.959% (1-Month USD-LIBOR + 0.275)% due 8/14/24	170,408
142,241	Sedgwick Claims Management Services Inc., 3.459% (1-Month USD-LIBOR + 0.325)% due 12/31/25	140,285
95,556	Sinclair Television Group Inc., 2.710% (1-Month USD-LIBOR + 0.250)% due 9/30/26	91,335
86,819	Six Flags Theme Parks Inc., 1.960% (1-Month USD-LIBOR + 0.175)% due 4/17/26	84,743
90,000	SkyMiles IP Ltd., 4.750% (3-Month USD-LIBOR + 0.375)% due 10/20/27	93,983
19,600	SMG US Midco 2 Inc., 2.773% (3-Month USD-LIBOR + 0.250)% due 1/23/25	18,890
73,563	SolarWinds Holdings Inc., 2.959% (1-Month USD-LIBOR + 0.275)% due 2/5/24	72,343
158,496	Southern Veterinary Partners LLC, 5.000% (6-Month USD-LIBOR + 0.400)% due 10/5/27	157,804
109,175	Spin Holdco Inc., 4.750% (3-Month USD-LIBOR + 0.400)% due 3/4/28	108,477
64,675	SRS Distribution Inc., 4.269% (3-Month USD-LIBOR + 0.375)% due 6/2/28	63,850
49,536	Staples Inc., 5.317% (3-Month USD-LIBOR + 0.500)% due 4/16/26	46,920
34,390	Sunshine Luxembourg VII SARL, 4.500% (3-Month USD-LIBOR + 0.375)% due 10/1/26	34,180
500,000	SWF Holdings I Corp., 4.750% (1-Month USD-LIBOR + 0.400)% due 10/6/28	485,000
142,392	TAMKO Building Products LLC, 3.329% (3-Month USD-LIBOR + 0.300)% due 5/29/26	141,028
63,575	Team Health Holdings Inc., 3.750% (1-Month USD-LIBOR + 0.275)% due 2/6/24	60,556
49,750	Tecta America Corp., 5.000% (1-Month USD-LIBOR + 0.425)% due 4/10/28	49,377
155,000	Tempo Acquisition LLC, 3.500% (1-Month USD-LIBOR + 0.300)% due 8/31/28	153,256
15,000	TIBCO Software Inc., 7.250% (1-Month USD-LIBOR + 0.725)% due 3/3/28	14,948
49,750	Tiger Acquisition LLC, 3.758% (3-Month USD-LIBOR + 0.325)% due 6/1/28	48,289
156,774	Trans Union LLC, 2.500% (1-Month USD-LIBOR + 0.200)% due 12/1/28	154,945
190,550	TransDigm Inc., 2.459% (1-Month USD-LIBOR + 0.225)% due 12/9/25	187,143
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
SENIOR LOANS(e) – (continued)
$103,329	Travel Leaders Group LLC, 4.209% (1-Month USD-LIBOR + 0.400)% due 1/25/24	$97,155
	Travelport Finance (Luxembourg) SARL:
88,885	2.500% (3-Month USD-LIBOR + 0.150)% due 2/28/25	91,181
29,854	5.224% (3-Month USD-LIBOR + 0.500)% due 5/29/26	24,406
73,386	Traverse Midstream Partners LLC, 5.250% (3-Month USD-LIBOR + 0.425)% due 9/27/24	73,055
74,648	Tricorbraun Holdings Inc., 3.750% (1-Month USD-LIBOR + 0.325)% due 3/3/28	73,388
134,325	Triton Water Holdings Inc., 4.000% (3-Month USD-LIBOR + 0.350)% due 3/31/28	130,892
39,700	Truck Hero Inc., 4.000% (1-Month USD-LIBOR + 0.325)% due 1/31/28	38,920
44,534	U.S. Silica Co., 5.000% (1-Month USD-LIBOR + 0.400)% due 5/1/25	43,831
9,743	Uber Technologies Inc., 3.709% (1-Month USD-LIBOR + 0.350)% due 2/25/27	9,639
189,483	UFC Holdings LLC, 3.500% (3-Month USD-LIBOR + 0.275)% due 4/29/26	186,720
357,928	UKG Inc., 3.750% (3-Month USD-LIBOR + 0.325)% due 5/4/26	355,244
35,368	Ultra Clean Holdings Inc., 3.959% (1-Month USD-LIBOR + 0.375)% due 8/27/25	35,295
54,588	United AirLines Inc., 4.500% (3-Month USD-LIBOR + 0.375)% due 4/21/28	54,223
15,794	United Natural Foods Inc., 3.459% (1-Month USD-LIBOR + 0.325)% due 10/22/25	15,709
29,400	Univar Solutions USA Inc., 2.209% (1-Month USD-LIBOR + 0.200)% due 7/1/26	29,202
205,275	US Foods Inc., 2.508% (3-Month USD-LIBOR + 0.200)% due 9/13/26	200,580
88,866	Vantage Specialty Chemicals Inc., 4.500% (3-Month USD-LIBOR + 0.350)% due 10/28/24	85,701
4,975	Verscend Holding Corp., 4.209% (1-Month USD-LIBOR + 0.400)% due 8/27/25	4,955
325,000	W.R. Grace Holdings LLC, 4.250% (3-Month USD-LIBOR + 0.375)% due 9/22/28	323,239
165,914	Wand Newco 3 Inc., 3.209% (1-Month USD-LIBOR + 0.300)% due 2/5/26	161,932
39,595	WaterBridge Midstream Operating LLC, 6.750% (3-Month USD-LIBOR + 0.575)% due 6/22/26	37,969
250,000	Whatabrands LLC, 3.750% (1-Month USD-LIBOR + 0.325)% due 8/3/28	246,658
34,913	Wheel Pros Inc., 5.250% (1-Month USD-LIBOR + 0.450)% due 5/11/28	34,491
104,475	WIN Waste Innovations Holdings Inc., 3.250% (3-Month USD-LIBOR + 0.275)% due 3/24/28	103,247
519,887	Zelis Cost Management Buyer Inc., 3.606% (1-Month USD-LIBOR + 0.350)% due 9/30/26	512,895
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
SENIOR LOANS(e) – (continued)
$20,000	Ziggo Financing Partnership, 2.691% (1-Month USD-LIBOR + 0.250)% due 4/30/28	$19,581
	TOTAL SENIOR LOANS (Cost – $27,618,595)	27,458,449
Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – 0.1%
California – 0.0%
140,000	AA-	Regents of the University of California Medical Center Pooled Revenue, Revenue Bonds, 6.548% due 5/15/48	205,985
360,000	AA-	State of California, GO, 7.300% due 10/1/39	533,581
		Total California	739,566
New York – 0.1%
680,000	BBB+	Metropolitan Transportation Authority, Revenue Bonds, 6.814% due 11/15/40	936,596
200,000	A	New York State Thruway Authority, Revenue Bonds, 2.900% due 1/1/35	201,287
		Total New York	1,137,883
		TOTAL MUNICIPAL BONDS (Cost – $1,943,898)	1,877,449
Shares/Units	Security	Value
COMMON STOCKS – 0.0%
COMMUNICATIONS – 0.0%
Telecommunications – 0.0%
1,028	Intelsat SA*	34,952
DIVERSIFIED – 0.0%
SPACs – 0.0%
1,640	Foresight Energy LLC/Foresight Energy Finance Corp.*(d)	29,298
ENERGY – 0.0%
Oil & Gas – 0.0%
848	Gulfport Energy Corp.*	58,495
INDUSTRIAL – 0.0%
Engineering & Construction – 0.0%
3,092	Mcdermott International Ltd.*	2,010
UTILITIES – 0.0%
Electric – 0.0%
51	Frontera Generation Holdings LLC*(d)	96
	TOTAL COMMON STOCKS (Cost – $103,421)	124,851
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Core Fixed Income Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
RIGHTS – 0.0%
107	Intelsat Jackson Holdings SA*	$—
107	Intelsat Jackson Holdings SA*	—
	TOTAL RIGHTS (Cost – $—)	—
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost – $2,410,159,508)	2,317,228,834
Face Amount	Security	Value
SHORT-TERM INVESTMENTS – 3.1%
TIME DEPOSITS – 3.0%
$10,277,849	BNP Paribas – Paris, 0.005% due 3/1/22	10,277,849
2,545,419	DnB NORBank ASA – Oslo, 0.005% due 3/1/22	2,545,419
3,837,845	Royal Bank of Canada – Toronto, 0.005% due 3/1/22	3,837,845
48,937,116	Skandinaviska Enskilda Banken AB – Stockholm, 0.005% due 3/1/22	48,937,116
	TOTAL TIME DEPOSITS (Cost – $65,598,229)	65,598,229
U.S. GOVERNMENT OBLIGATION – 0.1%
2,500,000	U.S. Treasury Bills, 0.188% due 4/28/22(i) (Cost – $2,499,245)	2,499,245
	TOTAL SHORT-TERM INVESTMENTS (Cost – $68,097,474)	68,097,474
	TOTAL INVESTMENTS – 108.2% (Cost – $2,478,256,982)	2,385,326,308
	Liabilities in Excess of Other Assets – (8.2)%	(181,304,716)
	TOTAL NET ASSETS – 100.0%	$2,204,021,592

††
All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.

*
Non-income producing security.

(a)
Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at February 28, 2022, amounts to $512,784,046 and represents 23.27% of net assets.

(b)
Payment in-kind security for which part of the income earned may be paid as additional principal.

(c)
Security is perpetual in nature and has no stated maturity date.

(d)
Illiquid security. The aggregate value of illiquid holdings at February 28, 2022, amounts to $10,912,215 and represents 0.50% of net assets.

(e)
Variable rate security. Interest rate disclosed is that which was in effect at February 28, 2022.

(f)
Security is currently in default.

(g)
Interest only security.

(h)
Principal only security.

(i)
All or a portion of this security is pledged as collateral with the counterparty for open futures contracts.

(j)
This security is traded on a TBA basis (See Note 5).

See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Core Fixed Income Fund (continued)

(k)
This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

(i)
Rate shown represents yield-to-maturity.

Abbreviations used in this schedule:
ABS
   —   Asset-Based Security

CLO
   —   Collateralized Loan Obligation

Abbreviations used in this schedule (continued):
CMT
   —   Constant Maturity Treasury Index

GO
   —   General Obligation

LIBOR
   —   London Interbank Offered Rate

LLC
   —   Limited Liability Company

LP
   —   Limited Partnership

PCL
   —   Public Company Limited

PLC
   —   Public Limited Company

REMICS
   —   Real Estate Mortgage Investment Conduit

SARL
   —   Société à Responsabilité Limitée

SOFR
   —   Secured Overnight Financing Rate

SPACs
   —   Special Purpose Acquisition Companies

UMBS
   —   Uniform Mortgage Backed Securities

Summary of Investments by Security Type^ (Unaudited)
Corporate Bonds & Notes	23.5%
Collateralized Mortgage Obligations	22.7
U.S. Government Obligations	20.9
Mortgage-Backed Securities	18.6
Asset-Backed Securities	8.9
Sovereign Bonds	1.2
Senior Loans	1.2
Municipal Bonds	0.1
Common Stocks	0.0*
Rights	0.0*
Short-Term Investments	2.9
100.0%

^
As a percentage of total investments.

*
Position represents less than 0.05%.

At February 28, 2022, Destinations Core Fixed Income Fund had open exchange traded futures contracts as described below.
The unrealized appreciation/(depreciation) on the open contracts reflected in the accompanying financial statements were as follows:
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Core Fixed Income Fund (concluded)

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
U.S. 10Year Note (CBT)	217	6/22	$27,401,329	$27,653,937	$252,608
U.S. 2Year Note (CBT)	98	6/22	21,047,981	21,092,203	44,222
U.S. 5Year Note (CBT)	24	6/22	2,824,527	2,838,750	14,223
U.S. Ultra Bond (CBT)	11	6/22	2,015,324	2,045,313	29,989
					341,042
Contracts to Sell:
U.S. 10Year Ultra	146	6/22	$(20,371,255)	$(20,633,906)	$(262,651)
U.S. 2Year Note (CBT)	262	6/22	(56,273,700)	(56,389,359)	(115,659)
U.S. 5Year Note (CBT)	275	6/22	(32,369,393)	(32,527,344)	(157,951)
U.S. Long Bond (CBT)	128	6/22	(19,750,024)	(20,056,000)	(305,976)
					(842,237)
Net Unrealized Depreciation on Open Exchange Traded Futures Contracts					$(501,195)
Schedule of Forward Sale Commitments
Face Amounts	Security	Value
	Federal National Mortgage Association:
$1,675,000	1.500% due 3/1/37(a) (Proceeds – $1,619,057)	$(1,629,854)
1,700,000	3.500% due 3/1/37(a) (Proceeds – $1,742,572)	(1,753,884)
	Government National Mortgage Association:
150,000	2.000% due 3/1/52(a) (Proceeds – $146,168)	(146,648)
	TOTAL OPEN FORWARD SALE COMMITMENTS (Proceeds – $3,507,797)	$(3,530,386)

(a)
This security is traded on a TBA basis.

See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Low Duration Fixed Income Fund

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – 49.3%
Basic Materials – 2.3%
$7,600,000	Copper Mountain Mining Corp., Senior Secured Notes, 8.000% due 4/9/26(a)	$7,695,000
	Glencore Funding LLC, Company Guaranteed Notes:
80,000	4.125% due 5/30/23(a)	81,998
15,000	4.125% due 3/12/24(a)	15,508
15,000	4.000% due 4/16/25(a)	15,444
5,851,000	Tacora Resources Inc., Senior Secured Notes, 8.250% due 5/15/26(a)	5,755,921
	Total Basic Materials	13,563,871
Communications – 11.6%
125,000	AT&T Inc., Senior Unsecured Notes, 4.450% due 4/1/24	130,496
200,000	Baidu Inc., Senior Unsecured Notes, 3.075% due 4/7/25	201,943
8,769,000	Cengage Learning Inc., Senior Unsecured Notes, 9.500% due 6/15/24(a)	8,783,995
1,032,000EUR	CentralNic Group PLC, Senior Secured Notes, 7.000% (3-Month EURIBOR + 7.000)% due 7/3/23(b)	1,157,181
2,432,000	DISH DBS Corp., Company Guaranteed Notes, 5.875% due 7/15/22	2,453,280
7,098,000	DISH Network Corp., Senior Unsecured Notes, 2.375% due 3/15/24	6,753,747
120,000	Expedia Group Inc., Company Guaranteed Notes, 6.250% due 5/1/25(a)	131,775
8,209,000	Getty Images Inc., Senior Unsecured Notes, 9.750% due 3/1/27(a)	8,547,621
10,407,000	Level 3 Financing Inc., Company Guaranteed Notes, 5.250% due 3/15/26	10,426,461
13,337,000EUR	Linkem SpA, Senior Secured Notes, 6.000% (3-Month EURIBOR + 6.000)% due 8/9/22(a)(b)	14,951,039
11,438,000	Lumen Technologies Inc., Senior Unsecured Notes, 5.800% due 3/15/22	11,443,719
180,000	Millicom International Cellular SA, Senior Unsecured Notes, 5.125% due 1/15/28	173,700
2,195,000	NortonLifeLock Inc., Senior Unsecured Notes, 5.000% due 4/15/25(a)	2,196,054
125,000	Omnicom Group Inc./Omnicom Capital Inc., Senior Unsecured Notes, 3.650% due 11/1/24	129,261
200,000	Sable International Finance Ltd., Senior Secured Notes, 5.750% due 9/7/27	204,493
200,000	SingTel Group Treasury Pte Ltd., Company Guaranteed Notes, 3.250% due 6/30/25	206,534
130,000	Verizon Communications Inc., Senior Unsecured Notes, 1.606% (3-Month USD-LIBOR + 1.100)% due 5/15/25(b)	132,290
	Total Communications	68,023,589
Consumer Cyclical – 6.2%
135,000	Aptiv PLC/Aptiv Corp., Company Guaranteed Notes, 2.396% due 2/18/25	135,042
125,000	Dollar Tree Inc., Senior Unsecured Notes, 4.000% due 5/15/25	130,282
5,500,000SEK	Gaming Innovation Group PLC, 8.500 (3-Month SEK-STIBOR + 8.500)% due 6/11/24(b)	591,857
120,000	General Motors Financial Co., Inc., Company Guaranteed Notes, 5.250% due 3/1/26	130,615
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
Consumer Cyclical – (continued)
$4,710,000	G-III Apparel Group Ltd., Senior Secured Notes, 7.875% due 8/15/25(a)	$4,963,163
3,425,285	Hawaiian Airlines 2013-1 Class A Pass-Through Certificates, Pass-Thru Certificates, 3.900% due 1/15/26	3,367,247
911,000	Hercules Achievement Inc./Varsity Brands Holding Co., Inc., Senior Secured Notes, 9.000% (3-Month USD-LIBOR + 8.000)% due 12/22/24(a)(b)	905,306
115,000	Hyatt Hotels Corp., Senior Unsecured Notes, 1.300% due 10/1/23	113,174
	Hyundai Capital America, Senior Unsecured Notes:
110,000	2.850% due 11/1/22(a)	110,778
25,000	1.000% due 9/17/24(a)	24,041
130,000	Marriott International Inc., Senior Unsecured Notes, 3.600% due 4/15/24	133,452
13,003,000	MGM Resorts International, Company Guaranteed Notes, 7.750% due 3/15/22	13,030,306
19,200,000NOK	N0r5ke Viking I AS, 8.750% (3-Month NIBOR + 8.00)% due 5/3/24(b)	2,219,921
30,000	Nissan Motor Acceptance Co. LLC, Senior Unsecured Notes, 1.125% due 9/16/24(a)	28,879
6,597,000	Sally Holdings LLC/Sally Capital Inc., Secured Notes, 8.750% due 4/30/25(a)	6,918,472
3,742,000	Scientific Games International Inc., Senior Secured Notes, 5.000% due 10/15/25(a)	3,779,420
130,000	Southwest Airlines Co., Senior Unsecured Notes, 4.750% due 5/4/23	134,375
	Total Consumer Cyclical	36,716,330
Consumer Non-cyclical – 10.0%
	Anthem Inc., Senior Unsecured Notes:
35,000	3.300% due 1/15/23	35,533
90,000	3.500% due 8/15/24	92,545
135,000	BAT International Finance PLC, Company Guaranteed Notes, 1.668% due 3/25/26	128,206
8,848,000	Chobani LLC/Chobani Finance Corp. Inc., Company Guaranteed Notes, 7.500% due 4/15/25(a)	8,803,760
10,225,000	Columbia Care Inc., Senior Secured Notes, 9.500% due 2/3/26(c)	10,297,064
125,000	Conagra Brands Inc., Senior Unsecured Notes, 4.300% due 5/1/24	129,682
1,805,000	Cooks Venture Inc., Senior Secured Notes, 5.500% due 1/15/25(a)(c)	1,803,917
6,250,000SEK	Desenio Group AB, 5.500% (3-Month SEK-STIBOR + 5.500)% due 12/16/24(b)	548,220
14,977,000	Fresh Market Inc., Senior Secured Notes, 9.750% due 5/1/23(a)	15,126,770
125,000	HCA Inc., Senior Secured Notes, 5.000% due 3/15/24	131,348
135,000	Keurig Dr Pepper Inc., Company Guaranteed Notes, 0.750% due 3/15/24	131,647
8,497,000	Leafly Holdings Inc., Senior Unsecured Notes, 8.000% due 1/31/25(c)(d)	8,497,000
2,306,000	Nathan’s Famous Inc., Senior Secured Notes, 6.625% due 11/1/25(a)	2,329,060
200,000	PSA Treasury Pte Ltd., Company Guaranteed Notes, 2.500% due 4/12/26	202,305
135,000	Royalty Pharma PLC, Company Guaranteed Notes, 0.750% due 9/2/23	132,461
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
Consumer Non-cyclical – (continued)
$3,162,000	Surgery Center Holdings Inc., Company Guaranteed Notes, 6.750% due 7/1/25(a)	$3,146,190
135,000	Triton Container International Ltd., Company Guaranteed Notes, 0.800% due 8/1/23(a)	132,536
65,000	UnitedHealth Group Inc., Senior Unsecured Notes, 0.550% due 5/15/24	63,309
8,251,000	UpHealth Inc., Senior Unsecured Notes, 6.250% due 6/15/26(a)	7,001,203
135,000	Zimmer Biomet Holdings Inc., Senior Unsecured Notes, 1.450% due 11/22/24	131,903
	Total Consumer Non-cyclical	58,864,659
Diversified – 0.8%
4,350,000EUR	LR Global Holding GmbH, Senior Secured Notes, 7.250% (3-Month EURIBOR + 7.250)% due 2/3/25(b)	4,743,585
Energy – 1.8%
150,000	Ecopetrol SA, Senior Unsecured Notes, 5.875% due 9/18/23	155,850
	Energy Transfer LP, Senior Unsecured Notes:
85,000	5.875% due 1/15/24	89,830
25,000	4.500% due 4/15/24	25,992
15,000	4.050% due 3/15/25	15,527
176,480	GNL Quintero SA, Senior Unsecured Notes, 4.634% due 7/31/29	178,688
3,278,000	Golar LNG Ltd., Senior Unsecured Notes, 7.000% due 10/20/25(a)	3,163,270
5,520,260	Martin Midstream Partners LP/Martin Midstream Finance Corp., Secured Notes, 10.000% due 2/29/24(a)	5,630,666
200,000	Petronas Capital Ltd., Company Guaranteed Notes, 3.500% due 3/18/25	206,523
140,000	Pioneer Natural Resources Co., Senior Unsecured Notes, 0.550% due 5/15/23	138,194
250,000	Qatar Energy, Senior Unsecured Notes, 1.375% due 9/12/26	237,650
250,000	Reliance Industries Ltd., Senior Unsecured Notes, 4.125% due 1/28/25	259,610
200,000	SA Global Sukuk Ltd., Senior Unsecured Notes, 1.602% due 6/17/26(a)	191,592
125,000	Schlumberger Holdings Corp., Senior Unsecured Notes, 3.750% due 5/1/24(a)	128,514
200,000	Transportadora de Gas del Peru SA, Senior Unsecured Notes, 4.250% due 4/30/28	205,502
	Total Energy	10,627,408
Financial – 3.0%
135,000	Athene Global Funding, Senior Secured Notes, 0.750% (SOFRRATE + 0.700)% due 5/24/24(a)(b)	135,136
	Avolon Holdings Funding Ltd., Company Guaranteed Notes:
115,000	3.625% due 5/1/22(a)	115,205
15,000	5.125% due 10/1/23(a)	15,530
200,000	Banco Bilbao Vizcaya Argentaria Colombia SA, Subordinated Notes, 4.875% due 4/21/25	199,702
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
Financial – (continued)
$150,000	Banco Continental SAECA, Senior Unsecured Notes, 2.750% due 12/10/25(a)	$140,926
150,000	Banco de Reservas de la Republica Dominicana, Subordinated Notes, 7.000% due 2/1/23	153,376
150,000	Banco Internacional del Peru SAA Interbank, Subordinated Notes, 4.000% (1-Year CMT Index + 3.711)% due 7/8/30(b)	144,000
200,000	Bancolombia SA, Subordinated Notes, 4.875% (5-Year CMT Index + 2.929)% due 10/18/27(b)	198,560
	Bank of America Corp., Senior Unsecured Notes:
90,000	0.970% (3-Month USD-LIBOR + 0.790)% due 3/5/24(b)	90,527
50,000	0.740% (SOFRRATE + 0.690)% due 4/22/25(b)	50,113
100,000	Bank of Nova Scotia, Senior Unsecured Notes, 0.650% due 7/31/24	96,491
60,000	Brighthouse Financial Global Funding, Senior Secured Notes, 0.600% due 6/28/23(a)	59,080
80,000	Canadian Imperial Bank of Commerce, Senior Unsecured Notes, 0.450% due 6/22/23	78,642
	Capital One Financial Corp., Senior Unsecured Notes:
35,000	3.200% due 1/30/23	35,491
100,000	3.900% due 1/29/24	103,182
	Citigroup Inc., Senior Unsecured Notes:
100,000	1.546% (3-Month USD-LIBOR + 1.023)% due 6/1/24(b)	100,737
40,000	1.281% (SOFRRATE + 0.528)% due 11/3/25(b)	38,732
200,000	DBS Group Holdings Ltd., Subordinated Notes, 1.822% (5-Year CMT Index + 1.100)% due 3/10/31(b)	192,676
140,000	Goldman Sachs Group Inc., Senior Unsecured Notes, 3.500% due 4/1/25	143,905
200,000	Grupo Aval Ltd., Company Guaranteed Notes, 4.750% due 9/26/22	200,998
200,000	Grupo de Inversiones Suramericana SA, Senior Unsecured Notes, 5.500% due 4/29/26	201,502
29,953	Interoceanica IV Finance Ltd., Senior Secured Notes, zero coupon, due 11/30/25	28,240
200,000	Itau Unibanco Holding SA, Subordinated Notes, 3.875% (5-Year CMT Index + 3.446)% due 4/15/31(b)	187,396
	JPMorgan Chase & Co., Senior Unsecured Notes:
120,000	3.207% (3-Month USD-LIBOR + 0.695)% due 4/1/23(b)	120,177
15,000	3.900% due 7/15/25	15,690
80,000	Macquarie Bank Ltd., Senior Unsecured Notes, 2.100% due 10/17/22(a)	80,425
55,000	Macquarie Group Ltd., Senior Unsecured Notes, 4.150% (3-Month USD-LIBOR + 1.330)% due 3/27/24(a)(b)	56,239
140,000	Marsh & McLennan Cos. Inc., Senior Unsecured Notes, 3.875% due 3/15/24	144,868
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
Financial – (continued)
$140,000	Morgan Stanley, Senior Unsecured Notes, 0.529% (SOFRRATE + 0.455)% due 1/25/24(b)	$138,367
200,000	NongHyup Bank, Senior Unsecured Notes, 1.250% due 7/20/25	193,022
20,400,000NOK	Nordic Capital Fund II, 6.450% (3-Month NIBOR + 6.250)% due 6/30/24(b)	2,294,662
130,000	Penske Truck Leasing Co. LP/PTL Finance Corp., Senior Unsecured Notes, 2.700% due 11/1/24(a)	130,943
96,626	Peru Enhanced Pass-Through Finance Ltd., Pass-Thru Certificates, zero coupon, due 6/2/25	91,006
140,000	Royal Bank of Canada, Senior Unsecured Notes, 0.574% (SOFRINDX + 0.525)% due 1/20/26(b)	139,538
140,000	Simon Property Group LP, Senior Unsecured Notes, 0.479% (SOFRRATE + 0.430)% due 1/11/24(b)	140,122
12,500,000SEK	Stockwik Förvaltning AB, Senior Secured Notes, 7.000% (3-Month SEK-STIBOR + 7.000)% due 9/3/23(b)	1,321,138
8,637,000	StoneX Group Inc., Senior Secured Notes, 8.625% due 6/15/25(a)	9,047,257
250,000	Temasek Financial I Ltd., Company Guaranteed Notes, 2.375% due 1/23/23	252,040
135,000	Toronto-Dominion Bank, Senior Unsecured Notes, 0.700% due 9/10/24	130,484
200,000	United Overseas Bank Ltd., Subordinated Notes, 1.750% (5-Year CMT Index + 1.520)% due 3/16/31(b)	192,102
135,000	Wells Fargo & Co., Senior Unsecured Notes, 1.654% (SOFRRATE + 1.600)% due 6/2/24(b)	134,531
140,000	Welltower Inc., Senior Unsecured Notes, 3.625% due 3/15/24	143,801
	Total Financial	17,476,559
Government – 0.0%
200,000	Perusahaan Penerbit SBSN Indonesia III, Senior Unsecured Notes, 1.500% due 6/9/26	190,050
Industrial – 5.5%
1,400,000	Altera Shuttle Tankers LLC, Senior Unsecured Notes, 7.125% due 8/15/22	1,351,000
3,041,175	Anagram International Inc./Anagram Holdings LLC, Senior Secured Notes, 15.000% due 8/15/25(a)(e)	3,284,469
130,000	Boeing Co., Senior Unsecured Notes, 4.508% due 5/1/23	133,574
1,370,000	C3 Nano Inc., Senior Secured Notes, 6.500% due 2/15/24(a)(c)	1,367,947
135,000	Canadian Pacific Railway Co., Company Guaranteed Notes, 1.350% due 12/2/24	131,704
130,000	Carrier Global Corp., Senior Unsecured Notes, 2.242% due 2/15/25	129,634
1,583,000	EnPro Industries Inc., Company Guaranteed Notes, 5.750% due 10/15/26	1,642,339
4,385,000	FXI Holdings Inc., Senior Secured Notes, 7.875% due 11/1/24(a)	4,317,471
9,643,000	INNOVATE Corp., Senior Secured Notes, 8.500% due 2/1/26(a)	9,561,613
6,800,000NOK	Lakers Group AB, 5.960% (3-Month NIBOR + 5.550)% due 6/9/25(b)	758,209
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
Industrial – (continued)
$130,000	Republic Services Inc., Senior Unsecured Notes, 2.500% due 8/15/24	$131,172
9,300,000	Stolt-Nielsen Ltd., Senior Unsecured Notes, 6.375% due 9/21/22	9,345,823
	Total Industrial	32,154,955
Insurance – 0.4%
20,620,000SEK	ADDvise Group AB, 7.250% (3-Month SEK-STIBOR + 7.250)% due 5/21/24(b)	2,223,618
Media – 1.6%
9,800,000	BuzzFeed Inc., 7.000% due 9/30/26(c)	9,579,500
Technology – 3.4%
2,529,000EUR	Azerion Holding BV, Senior Secured Notes, 7.250% due 4/28/24	2,843,764
5,893,000	Diebold Nixdorf Inc., Company Guaranteed Notes, 8.500% due 4/15/24	5,804,605
6,305,000EUR	Fiven ASA, Senior Secured Notes, 6.850% (3-Month EURIBOR + 6.850)% due 6/21/24(b)	7,228,867
13,750,000SEK	Impala Group PLC, 9.000% (3-Month SEK-STIBOR + 9.000)% due 10/20/24(b)	1,438,494
135,000	Microchip Technology Inc., Senior Secured Notes, 0.972% due 2/15/24	131,557
2,475,000	Tigo Energy Inc., Senior Secured Notes, 5.500% due 1/15/25(a)(c)	2,473,515
	Total Technology	19,920,802
Utilities – 2.7%
200,000	AES Andes SA, Junior Subordinated Notes, 7.125% (5-Year USD Swap Rate + 4.644)% due 3/26/79(a)(b)	200,002
60,000	Atmos Energy Corp., Senior Unsecured Notes, 0.625% due 3/9/23	59,321
130,400	Empresa Electrica Angamos SA, Senior Secured Notes, 4.875% due 5/25/29	123,880
140,000	Entergy Louisiana LLC, Collateral Trust, 0.950% due 10/1/24	135,885
200,000	Guacolda Energia SA, Senior Unsecured Notes, 4.560% due 4/30/25	72,000
200,000	Inkia Energy Ltd., Senior Unsecured Notes, 5.875% due 11/9/27	195,002
4,723,000	M.H.H. Holding B.V. 7.366% (3-Month USD-LIBOR + 7.000)% due 8/9/22(b)	4,746,615
200,000	Mercury Chile Holdco LLC, Senior Secured Notes, 6.500% due 1/24/27(a)	193,000
200,000	Minejesa Capital BV, Senior Secured Notes, 4.625% due 8/10/30	195,412
	Pacific Gas & Electric Co., 1st Mortgage Notes:
60,000	1.750% due 6/16/22	59,945
75,000	3.250% due 2/16/24	75,492
9,320,000	Rockpoint Gas Storage Canada Ltd., Senior Secured Notes, 7.000% due 3/31/23(a)	9,308,350
135,000	Southern California Edison Co., 1st Mortgage Notes, 0.879% (SOFRRATE + 0.830)% due 4/1/24(b)	135,261
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
Utilities – (continued)
$200,000	State Grid Overseas Investment Ltd., Senior Unsecured Notes, 1.000% due 8/5/25	$191,688
200,000	TNB Global Ventures Capital Bhd, Senior Unsecured Notes, 3.244% due 10/19/26	204,198
	Total Utilities	15,896,051
	TOTAL CORPORATE BONDS & NOTES
	(Cost – $295,235,647)	289,980,977
SENIOR LOANS(b) – 12.4%
6,855,911	Access CIG LLC, 3.959% (1-Month USD-LIBOR + 3.750%) due 2/27/25	6,775,560
4,764,000	EP Energy LLC, due 11/23/23(d)(f)	4,761,023
5,224,609	Forterra Finance, LLC, 4.000% (1-Month USD-LIBOR + 3.000%) due 10/25/23	5,204,651
3,717,444	Golden Nugget Online Gaming LLC, 13.000% (1-Month USD-LIBOR + 12.000%) due 10/4/23	3,940,491
	Intelsat Jackson Holdings SA:
6,236,000	0.000% (3-Month USD-LIBOR + 5.500%) due 11/27/23(c)	6,236,000
4,482,000	0.000% (3-Month USD-LIBOR + 5.500%) due 1/2/24(c)	4,482,000
7,847,158	K&N Parent Inc., 5.750% (3-Month USD-LIBOR + 4.750%) due 10/20/23	6,983,970
2,695,935	Lealand Finance Co. BV, 3.209% (1-Month USD-LIBOR + 3.000%) due 6/28/24	1,617,561
18,274,629	Mallinckrodt International Finance SA, due 2/28/22(f)	18,097,548
2,313,000	MoneyGram International Inc., due 7/21/26(f)	2,308,374
4,277,402	Pixelle Specialty Solutions LLC, 7.500% (1-Month USD-LIBOR + 6.500%) due 10/31/24	4,240,873
8,190,230	QuarterNorth Energy Holding Inc., 9.000% (3-Month USD-LIBOR + 8.000%) due 8/27/26	8,217,503
	TOTAL SENIOR LOANS
	(Cost – $74,665,227)	72,865,554
ASSET-BACKED SECURITIES – 5.1%
417,314	Aaset Trust, Series 2019-2, Class A, 3.376% due 10/16/39(a)	392,052
116,387	AccessLex Institute, Series 2004-2, Class A3, 0.448% (3-Month USD-LIBOR + 0.190%) due 10/25/24(b)	115,392
179,821	AccessLex Institute, Series 2007-A, Class A3, 0.488% (3-Month USD-LIBOR + 0.300)% due 5/25/36(b)	175,032
209,000	ACREC Ltd., Series 2021-FL1, Class A, 1.287% (1-Month USD-LIBOR + 1.150%) due 10/16/36(a)(b)	207,779
	Affirm Asset Securitization Trust:
200,000	Series 2020-A, Class A, 2.100% due 2/18/25(a)	200,107
93,925	Series 2020-Z2, Class A, 1.900% due 1/15/25(a)	93,789
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
ASSET-BACKED SECURITIES – (continued)
$184,665	Series 2021-Z1, Class A, 1.070% due 8/15/25(a)	$182,817
1,000,000	Allegro CLO X Ltd., Series 2019-1A, Class AR, 1.404% (3-Month USD-LIBOR + 1.150%) due 7/20/32(a)(b)	993,842
79,007	Aqua Finance Trust, Series 2020-AA, Class A, 1.900% due 7/17/46(a)	78,227
177,000	Arbor Realty Collateralized Loan Obligation Ltd., Series 2020-FL1, Class AS, 1.563% (SOFR30A + 1.514%) due 2/15/35(a)(b)	176,277
225,000	Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL2, Class A, 1.291% (1-Month USD-LIBOR + 1.100%) due 5/15/36(a)(b)	223,900
53,630	Arivo Acceptance Auto Loan Receivables Trust, Series 2019-1, Class A, 2.990% due 7/15/24(a)	53,856
500,000	Bain Capital Credit CLO, Series 2019-1A, Class AR, 1.378% (3-Month USD-LIBOR + 1.130%) due 4/19/34(a)(b)	497,076
170,939	Bayview Opportunity Master Fund IVa Trust, Series 2019-SBR1, Class A1, step bond to yield, 3.475% due 6/28/34(a)	171,652
184,000	BRSP Ltd., Series 2021-FL1, Class A, 1.321% (1-Month USD-LIBOR + 1.150%) due 8/19/38(a)(b)	183,063
209,000	BSPRT 2021-FL7 Issuer Ltd., Series 2021-FL7, Class A, 1.511% (1-Month USD-LIBOR + 1.320%) due 12/15/38(a)(b)	207,834
	BSPRT Issuer Ltd.:
147,617	Series 2019-FL5, Class A, 1.341% (1-Month USD-LIBOR + 1.150%) due 5/15/29(a)(b)	146,971
193,000	Series 2021-FL6, Class A, 1.291% (1-Month USD-LIBOR + 1.100%) due 3/15/36(a)(b)	192,019
439,792	CAL Funding IV Ltd., Series 2020-1A, Class A, 2.220% due 9/25/45(a)	422,546
1,000,000	Carlyle US CLO Ltd., Series 2021-7A, Class A1, 1.401% (3-Month USD-LIBOR + 1.160)% due 10/15/35(a)(b)	995,027
	CHCP Ltd.:
250,000	Series 2021-FL1, Class A, 1.213% (SOFR30A + 1.164)% due 2/15/38(a)(b)	248,968
100,000	Series 2021-FL1, Class AS, 1.463% (SOFR30A + 1.414)% due 2/15/38(a)(b)	99,489
177,000	CLNC Ltd., Series 2019-FL1, Class AS, 1.713% (SOFR30A + 1.664)% due 8/20/35(a)(b)	175,903
217,250	Commonbond Student Loan Trust, Series 2020-AGS, Class A, 1.980% due 8/25/50(a)	214,257
4,493	DT Auto Owner Trust, Series 2020-2A, Class A, 1.140% due 1/16/24(a)	4,495
700,000	Exeter Automobile Receivables Trust, Series 2021-1A, Class C, 0.740% due 1/15/26	693,204
1,000,000	Franklin Park Place CLO I LLC, Series 2022-1A, Class A, 2.170% (3-Month CME Term SOFR + 1.400)% due 4/14/35(a)(b)(c)	999,757
209,000	FS Rialto, Series 2021-FL3, Class A, 1.376% (1-Month USD-LIBOR + 1.250)% due 11/16/36(a)(b)	208,096
200,000	FS RIALTO, Series 2021-FL2, Class A, 1.346% (1-Month USD-LIBOR + 1.220)% due 5/16/38(a)(b)	198,007
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
ASSET-BACKED SECURITIES – (continued)
$500,000	Galaxy XXVII CLO Ltd., Series 2018-27A, Class A, 1.479% (3-Month USD-LIBOR + 1.020)% due 5/16/31(a)(b)	$495,002
250,000	Genesis Sales Finance Master Trust, Series 2020-AA, Class A, 1.650% due 9/22/25(a)	249,504
184,000	Greystone CRE Notes Ltd., Series 2021-FL3, Class A, 1.211% (1-Month USD-LIBOR + 1.020)% due 7/15/39(a)(b)	182,625
500,000	Greywolf CLO V Ltd., Series 2015-1A, Class A1R, 1.418% (3-Month USD-LIBOR + 1.160)% due 1/27/31(a)(b)	500,372
1,000,000	Greywolf CLO VII Ltd., Series 2018-2A, Class A1, 1.434% (3-Month USD-LIBOR + 1.180)% due 10/20/31(a)(b)	997,602
1,000,000	Gulf Stream Meridian 3 Ltd., Series 2021-IIIA, Class A1, 1.561% (3-Month USD-LIBOR + 1.320)% due 4/15/34(a)(b)	997,436
500,000	Halseypoint Clo 5 Ltd., Series 2021-5A, Class A1A, 1.471% (3-Month USD-LIBOR + 1.210)% due 1/30/35(a)(b)	495,908
500,000	Hayfin US XII Ltd., Series 2018-8A, Class A, 1.374% (3-Month USD-LIBOR + 1.120)% due 4/20/31(a)(b)	498,398
500,000	Hertz Vehicle Financing LLC, Series 2021-1A, Class B, 1.560% due 12/26/25(a)	485,042
200,000	HGI CRE CLO Ltd., Series 2021-FL1, Class A, 1.176% (1-Month USD-LIBOR + 1.050)% due 6/16/36(a)(b)	198,895
309,531	Hilton Grand Vacations Trust, Series 2020-AA, Class A, 2.740% due 2/25/39(a)	309,799
169,501	Invitation Homes Trust, Series 2018-SFR1, Class A, 0.820% (1-Month USD-LIBOR + 0.700)% due 3/17/37(a)(b)	168,827
32,642	Laurel Road Prime Student Loan Trust, Series 2019-A, Class A1FX, 2.340% due 10/25/48(a)	32,709
	LCCM Trust:
184,000	Series 2021-FL2, Class A, 1.391% (1-Month USD-LIBOR + 1.200)% due 12/13/38(a)(b)	182,643
210,000	Series 2021-FL3, Class A, 1.641% (1-Month USD-LIBOR + 1.450)% due 11/15/38(a)(b)	209,210
173,000	LMREC Inc., Series 2019-CRE3, Class A, 1.587% (1-Month USD-LIBOR + 1.400)% due 12/22/35(a)(b)	172,190
500,000	Madison Park Funding XXXIV Ltd., Series 2019-34A, Class AR, 1.378% (3-Month USD-LIBOR + 1.120)% due 4/25/32(a)(b)	499,831
1,000,000	Marble Point CLO XXI Ltd., Series 2021-3A, Class A1, 1.481% (3-Month USD-LIBOR + 1.240)% due 10/17/34(a)(b)	993,373
186,000	Marlette Funding Trust, Series 2019-4A, Class C, 3.760% due 12/17/29(a)	186,938
488,750	ME Funding LLC, Series 2019-1, Class A2, 6.448% due 7/30/49(a)	505,284
	MF1 Ltd.:
200,000	Series 2021-FL6, Class A, 1.226% (1-Month USD-LIBOR + 1.100)% due 7/16/36(a)(b)	197,998
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
ASSET-BACKED SECURITIES – (continued)
$208,000	Series 2021-FL7, Class A, 1.206% (1-Month USD-LIBOR + 1.080)% due 10/16/36(a)(b)	$206,299
104,851	Navient Private Education Refi Loan Trust, Series 2020-GA, Class A, 1.170% due 9/16/69(a)	103,494
341,000	NLY Commercial Mortgage Trust, Series 2019-FL2, Class AS, 1.791% (1-Month USD-LIBOR + 1.600)% due 2/15/36(a)(b)	338,948
988,761	Northwoods Capital XVI Ltd., Series 2017-16A, Class A, 1.776% (3-Month USD-LIBOR + 1.270)% due 11/15/30(a)(b)	989,392
982,916	Ocean Trails CLO V, Series 2014-5A, Class ARR, 1.524% (3-Month USD-LIBOR + 1.280)% due 10/13/31(a)(b)	982,913
250,000	OCP CLO Ltd., Series 2014-5A, Class A1R, 1.347% (3-Month USD-LIBOR + 1.080)% due 4/26/31(a)(b)	249,999
	Pagaya AI Debt Selection Trust:
62,668	Series 2020-3, Class A, 2.100% due 5/17/27(a)	62,756
251,709	Series 2021-1, Class A, 1.180% due 11/15/27(a)	249,679
650,000	Series 2021-3, Class B, 1.740% due 5/15/29(a)	624,999
492,648	Series 2021-5, Class A, 1.530% due 8/15/29(a)	488,645
250,000	Pagaya AI Debt Trust, Series 2022-1, Class A, 2.030% due 10/15/29(a)	247,746
474,941	PRET LLC, Series 2021-NPL3, Class A1, step bond to yield, 1.868% due 7/25/51(a)	464,648
311,749	Sofi Consumer Loan Program Trust, Series 2018-2, Class C, 4.250% due 4/26/27(a)	312,596
1,000,000	Sound Point CLO VI-R Ltd., Series 2014-2RA, Class A, 1.504% (3-Month USD-LIBOR + 1.250)% due 10/20/31(a)(b)	999,221
500,000	Sound Point CLO XVIII Ltd., Series 2017-4A, Class A1, 1.374% (3-Month USD-LIBOR + 1.120)% due 1/21/31(a)(b)	496,921
1,000,000	Steele Creek CLO Ltd., Series 2018-2A, Class A, 1.688% (3-Month USD-LIBOR + 1.200)% due 8/18/31(a)(b)	997,190
200,000	STWD Ltd., Series 2021-FL2, Class A, 1.337% (1-Month USD-LIBOR + 1.200)% due 4/18/38(a)(b)	197,909
150,000	Theorem Funding Trust, Series 2020-1A, Class B, 3.950% due 10/15/26(a)	151,081
1,000,000	Trimaran Cavu Ltd., Series 2019-1A, Class A1, 1.714% (3-Month USD-LIBOR + 1.460)% due 7/20/32(a)(b)	1,000,857
200,000	TRTX Issuer Ltd., Series 2021-FL4, Class A, 1.320% (1-Month USD-LIBOR + 1.200)% due 3/15/38(a)(b)	198,706
	Upstart Securitization Trust:
209,150	Series 2020-3, Class A, 1.702% due 11/20/30(a)	209,260
251,571	Series 2021-3, Class A, 0.830% due 7/20/31(a)	249,203
681,986	VCAT LLC, Series 2021-NPL4, Class A1, step bond to yield, 1.868% due 8/25/51(a)	663,377
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
ASSET-BACKED SECURITIES – (continued)
$500,000	Vibrant ClO VIII Ltd., Series 2018-8A, Class A1A, 1.394% (3-Month USD-LIBOR + 1.140)% due 1/20/31(a)(b)	$499,293
566,099	VOLT XCII LLC, Series 2021-NPL1, Class A1, step bond to yield, 1.893% due 2/27/51(a)	554,315
369,728	VOLT XCIV LLC, Series 2021-NPL3, Class A1, step bond to yield, 2.240% due 2/27/51(a)	363,144
768,441	VOLT XCIX LLC, Series 2021-NPL8, Class A1, step bond to yield, 2.116% due 4/25/51(a)	751,458
500,000	Wellfleet CLO X Ltd., Series 2019-XA, Class A1R, 1.424% (3-Month USD-LIBOR + 1.170)% due 7/20/32(a)(b)	495,437
	TOTAL ASSET-BACKED SECURITIES
	(Cost – $30,497,075)	30,260,506
COLLATERALIZED MORTGAGE OBLIGATIONS – 3.9%
284,851	Angel Oak Mortgage Trust, Series 2020-6, Class A1, 1.261% due 5/25/65(a)(b)	281,652
183,000	Arbor Multifamily Mortgage Securities Trust, Series 2021-MF2, Class A2, 2.023% due 6/15/54(a)	177,981
	BANK:
1,386,233	Series 2017-BNK4, Class XA, 1.331% due 5/15/50(b)(g)	74,735
1,798,854	Series 2017-BNK6, Class XA, 0.799% due 7/15/60(b)(g)	58,579
200,000	BBCMS Mortgage Trust, Series 2019-BWAY, Class A, 1.147% (1-Month USD-LIBOR + 0.956)% due 11/15/34(a)(b)	198,230
	Benchmark Mortgage Trust:
10,669,303	Series 2018-B4, Class XA, 0.508% due 7/15/51(b)(g)	244,972
3,678,138	Series 2020-B16, Class XA, 0.927% due 2/15/53(b)(g)	225,475
208,000	BPR Trust, Series 2021-TY, Class A, 1.241% (1-Month USD-LIBOR + 1.050)% due 9/15/38(a)(b)	205,667
	BRAVO Residential Funding Trust:
703,276	Series 2021-A, Class A1, step bond to yield, 1.991% due 12/31/49(a)	689,655
994,616	Series 2022-RPL1, Class A1, 2.750% due 9/25/61(a)	997,898
184,000	BSREP Commercial Mortgage Trust, Series 2021-DC, Class A, 1.142% (1-Month USD-LIBOR + 0.950)% due 8/15/38(a)(b)	181,236
	BX Commercial Mortgage Trust:
209,000	Series 2021-21M, Class A, 0.921% (1-Month USD-LIBOR + 0.730)% due 10/15/36(a)(b)	202,658
208,000	Series 2021-VOLT, Class B, 1.141% (1-Month USD-LIBOR + 0.950)% due 9/15/36(a)(b)	201,105
209,000	Series 2021-XL2, Class B, 1.189% (1-Month USD-LIBOR + 0.998)% due 10/15/38(a)(b)	204,563
	BX Trust:
205,971	Series 2018-EXCL, Class A, 1.279% (1-Month USD-LIBOR + 1.088)% due 9/15/37(a)(b)	203,390
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
$183,000	Series 2021-VIEW, Class A, 1.471% (1-Month USD-LIBOR + 1.280)% due 6/15/23(a)(b)	$181,291
209,000	BXHPP Trust, Series 2021-FILM, Class B, 1.091% (1-Month USD-LIBOR + 0.900)% due 8/15/36(a)(b)	202,197
1,637,570	CD Mortgage Trust, Series 2017-CD4, Class XA, 1.271% due 5/10/50(b)(g)	74,519
	CFCRE Commercial Mortgage Trust:
1,109,473	Series 2017-C8, Class XA, 1.489% due 6/15/50(b)(g)	68,181
287,000	Series 2017-C8, Class XB, 0.902% due 6/15/50(b)(g)	12,304
386,000	Citigroup Commercial Mortgage Trust, Series 2019-PRM, Class D, 4.350% due 5/10/36(a)	385,409
126,746	COLT Mortgage Loan Trust, Series 2020-2, Class A1, 1.853% due 3/25/65(a)(b)	126,821
174,632	COLT Mortgage Pass-Through Certificates, Series 2021-1R, Class A1, 0.857% due 5/25/65(a)(b)	172,435
918,857	COLT Trust, Series 2021-RPL1, Class A1, 1.665% due 9/25/61(a)(b)	897,134
	Commercial Mortgage Trust:
16,394,291	Series 2013-CR9, Class XA, 0.054% due 7/10/45(b)(g)	6,922
1,357,139	Series 2013-LC6, Class XA, 1.264% due 1/10/46(b)(g)	7,069
227,000	Series 2018-HCLV, Class A, 1.191% (1-Month USD-LIBOR + 1.000)% due 9/15/33(a)(b)	222,447
	Credit Suisse Commercial Mortgage Capital Trust:
573,000	Series 2017-CHOP, Class E, 3.491% (1-Month USD-LIBOR + 3.300)% due 7/15/32(a)(b)	544,350
534,825	Series 2020-RPL3, Class A1, 2.691% due 3/25/60(a)(b)	530,219
	CSAIL Commercial Mortgage Trust:
590,495	Series 2017-C8, Class XA, 1.193% due 6/15/50(b)(g)	28,590
4,680,940	Series 2017-CX10, Class XA, 0.750% due 11/15/50(b)(g)	142,360
3,316,865	Series 2018-CX12, Class XA, 0.569% due 8/15/51(b)(g)	98,622
200,000	DBJPM Mortgage Trust, Series 2016-C3, Class A5, 2.890% due 8/10/49	201,164
209,000	EQUS Mortgage Trust, Series 2021-EQAZ, Class A, 0.946% (1-Month USD-LIBOR + 0.755)% due 10/15/38(a)(b)	204,813
	Federal National Mortgage Association (FNMA), Aces:
1,184,381	Series 2020-M49, Class 1A1, 1.256% due 11/25/30(b)	1,135,908
690,435	Series 2021-M5, Class A1, 1.461% due 1/25/33(b)	669,484
1,070,540	Series 2021-M6, Class A1, 1.483% due 3/25/33(b)	1,038,153
295,863	Series 2021-M7, Class A1, 1.719% due 3/25/31(b)	290,106
64,000	Series 2022-M5, Class A1, 2.419% due 1/1/34(b)	64,928
724,626	Federal National Mortgage Association (FNMA), REMICS, Series 2019-5, Class FA, 0.587% (1-Month USD-LIBOR + 0.400)% due 3/25/49(b)	729,603
	GS Mortgage Securities Corp. Trust:
361,000	Series 2012-ALOH, Class A, 3.551% due 4/10/34(a)	360,163
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
$208,000	Series 2021-IP, Class A, 1.141% (1-Month USD-LIBOR + 0.950)% due 10/15/36(a)(b)	$205,779
	GS Mortgage Securities Trust:
3,738,178	Series 2016-GS4, Class XA, 0.570% due 11/10/49(b)(g)	86,490
1,730,072	Series 2017-GS6, Class XA, 1.019% due 5/10/50(b)(g)	80,645
3,573,959	Series 2017-GS8, Class XA, 0.964% due 11/10/50(b)(g)	144,197
	JP Morgan Chase Commercial Mortgage Securities Trust:
1,870,408	Series 2014-C20, Class XA, 0.861% due 7/15/47(b)(g)	22,441
4,075,000	Series 2020-MKST, Class XCP, 0.000% due 12/15/36(a)(b)(g)	295
	JPMBB Commercial Mortgage Securities Trust:
975,300	Series 2015-C32, Class XA, 1.199% due 11/15/48(b)(g)	24,041
200,000	Series 2016-C1, Class A5, 3.576% due 3/17/49	206,435
	Legacy Mortgage Asset Trust:
337,034	Series 2020-GS4, Class A1, step bond to yield, 3.250% due 2/25/60(a)	335,845
457,168	Series 2021-GS4, Class A1, step bond to yield, 1.650% due 11/25/60(a)	440,932
411,780	Series 2021-SL1, Class A, 1.991% due 9/25/60(a)(b)(c)	402,836
159,300	LoanCore Issuer Ltd., Series 2019-CRE3, Class AS, 1.561% (1-Month USD-LIBOR + 1.370)% due 4/15/34(a)(b)	157,757
43,806	MF1 Ltd., Series 2020-FL3, Class A, 2.213% (SOFR30A + 2.164)% due 7/15/35(a)(b)	43,737
209,000	MHP, Series 2022-MHIL, Class A, 0.914% (1-Month CME Term SOFR + 0.815)% due 1/15/27(a)(b)	204,813
	Morgan Stanley Capital I Trust:
1,346,502	Series 2016-UB11, Class XA, 1.495% due 8/15/49(b)(g)	66,528
3,574,830	Series 2016-UB12, Class XA, 0.655% due 12/15/49(b)(g)	95,252
892,909	Series 2017-H1, Class XA, 1.341% due 6/15/50(b)(g)	44,252
184,000	Series 2021-L6, Class A2, 2.126% due 6/15/54(b)	179,596
209,308	Morgan Stanley Capital I, Inc., Series 2021-ILP, Class A, 0.970% (1-Month USD-LIBOR + 0.778)% due 11/15/23(a)(b)	206,389
200,421	Motel Trust, Series 2021-MTL6, Class A, 1.091% (1-Month USD-LIBOR + 0.900)% due 9/15/38(a)(b)	197,969
212,035	New Residential Mortgage Loan Trust, Series 2020-NQM1, Class A2, 2.718% due 1/26/60(a)(b)	211,165
437,269	NYMT Loan Trust, Series 2020-SP2, Class A1, 2.944% due 10/25/60(a)(b)	433,560
780,215	OBX Trust, Series 2022-NQM1, Class A1, 2.305% due 11/25/61(a)(b)	771,413
	PFP Ltd.:
69,837	Series 2019-6, Class A, 1.176% (1-Month USD-LIBOR + 1.050)% due 4/14/37(a)(b)	69,512
209,000	Series 2021-8, Class A, 1.126% (1-Month USD-LIBOR + 1.000)% due 8/9/37(a)(b)	207,145
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
$598,653	PRPM LLC, Series 2021-4, Class A1, step bond to yield, 1.867% due 4/25/26(a)	$579,808
190,000	SMR Mortgage Trust, Series 2022-IND, Class A, 1.710% (1-Month CME Term SOFR + 1.650)% due 2/15/39(a)(b)	188,086
210,000	SREIT Trust, Series 2021-MFP, Class A, 0.922% (1-Month USD-LIBOR + 0.731)% due 11/15/38(a)(b)	205,794
	UBS Commercial Mortgage Trust:
9,980	Series 2012-C1, Class XA, 1.653% due 5/10/45(a)(b)(g)	1
859,564	Series 2017-C1, Class XA, 1.528% due 6/15/50(b)(g)	55,563
	Velocity Commercial Capital Loan Trust:
1,301,963	Series 2021-2, Class A, 1.520% due 8/25/51(a)(b)	1,237,184
473,783	Series 2021-2, Class M1, 1.820% due 8/25/51(a)(b)	441,943
	Verus Securitization Trust:
744,879	Series 2019-INV2, Class A3, 3.219% due 7/25/59(a)(b)	747,012
85,367	Series 2020-2, Class A1, 2.226% due 5/25/60(a)(b)	84,843
660,822	Series 2021-7, Class A1, 1.829% due 10/25/66(a)(b)	644,630
420,388	Series 2021-R1, Class A2, 1.057% due 10/25/63(a)(b)	416,693
177,401	Vista Point Securitization Trust, Series 2020-2, Class A1, 1.475% due 4/25/65(a)(b)	174,882
	Wells Fargo Commercial Mortgage Trust:
2,390,275	Series 2015-LC22, Class XA, 0.776% due 9/15/58(b)(g)	55,380
4,771,445	Series 2015-NXS2, Class XA, 0.646% due 7/15/58(b)(g)	89,919
185,000	Series 2021-C60, Class A2, 2.042% due 8/15/54	180,676
90,902	Series 2021-SAVE, Class A, 1.341% (1-Month USD-LIBOR + 1.150)% due 2/15/40(a)(b)	90,105
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost – $25,252,579)	22,574,531
U.S. GOVERNMENT OBLIGATIONS – 2.2%
330,000	U.S. Treasury Bonds, 1.000% due 12/15/24	324,457
	U.S. Treasury Notes:
790,000	0.375% due 3/31/22	790,124
1,590,000	0.125% due 2/28/23	1,574,846
2,790,000	0.125% due 4/30/23	2,755,343
3,720,000	0.500% due 11/30/23	3,660,567
2,220,000	0.375% due 4/15/24	2,167,188
1,550,000	1.500% due 2/15/25	1,543,824
	TOTAL U.S. GOVERNMENT OBLIGATIONS
	(Cost – $12,797,903)	12,816,349
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
SOVEREIGN BONDS – 0.3%
Brazil – 0.0%
$200,000	Brazilian Government International Bond, 2.875% due 6/6/25	$198,908
Chile – 0.0%
200,000	Chile Government International Bond, 3.125% due 1/21/26	204,768
Colombia – 0.0%
200,000	Colombia Government International Bond, 4.500% due 1/28/26	202,408
Panama – 0.1%
200,000	Panama Government International Bond, 3.750% due 3/16/25	205,320
Peru – 0.1%
200,000	Corporacion Financiera de Desarrollo SA, 5.250% due 7/15/29(b)	199,202
50,000	Peruvian Government International Bond, 2.392% due 1/23/26	48,979
	Total Peru	248,181
Qatar – 0.1%
200,000	Qatar Government International Bond, 3.250% due 6/2/26	207,080
South Korea – 0.0%
200,000	Korea Electric Power Corp., 1.125% due 6/15/25	192,796
United Arab Emirates – 0.0%
200,000	Abu Dhabi Government International Bond, 2.500% due 4/16/25(a)	202,300
	TOTAL SOVEREIGN BONDS
	(Cost – $1,731,837)	1,661,761
Shares/Units	Security	Value
COMMON STOCKS – 9.3%
CONSUMER NON-CYCLICAL – 0.0%
Household Products/Wares – 0.0%
10,622	Leafly Holdings Inc.*	78,709
DIVERSIFIED – 9.3%
SPACs – 9.3%
21,581	26 Capital Acquisition Corp., Class A Shares*	213,868
12,138	Adit EdTech Acquisition Corp.*	120,045
10,094	Arrowroot Acquisition Corp., Class A Shares*	97,912
23,979	Athlon Acquisition Corp., Class A Shares*	234,035
177,273	Atlantic Avenue Acquisition Corp., Class A Shares*	1,742,594
23,979	Authentic Equity Acquisition Corp., Class A Shares*	233,915
8,000	AxonPrime Infrastructure Acquisition Corp.*(c)(d)	4,000
25,927	Berenson Acquisition Corp. I*(c)(d)	8,556
146,774	Berenson Acquisition Corp. I, Class A Shares*(c)	1,425,176
137,418	BGP Acquisition Corp., Class A Shares*(c)	1,339,825
30,427	Bite Acquisition Corp.*	296,359
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Low Duration Fixed Income Fund (continued)

Shares/Units	Security	Value
DIVERSIFIED – (continued)
SPACs – (continued)
18,710	Blockchain Coinvestors Acquisition Corp. I*	$188,597
110,902	Blockchain Moon Acquisition Corp.*	1,089,058
260,629	Brigade-M3 European Acquisition Corp.*(c)	2,533,314
52,870	Bullpen Parlay Acquisition Co.*(c)	528,700
67,049	Cartesian Growth Corp., Class A Shares*(h)	661,103
26,559	Cascade Acquisition Corp., Class A Shares*	266,652
41,903	CF Acquisition Corp. IV, Class A Shares*	411,068
46,688	Clarim Acquisition Corp., Class A Shares*	454,741
31,129	Cohn Robbins Holdings Corp., Class A Shares*	308,177
23,979	COVA Acquisition Corp., Class A Shares*	233,795
41,264	Crescera Capital Acquisition Corp.*(c)	412,640
500	Crown PropTech Acquisitions, Class A Shares*	4,935
7,704	DHB Capital Corp., Class A Shares*	74,883
37,898	Disruptive Acquisition Corp. I, Class A Shares*(c)	367,990
38,018	DP Capital Acquisition Corp. I, Class A Shares*(c)	375,238
12,897	Duddell Street Acquisition Corp., Class A Shares*	127,938
15,516	EJF Acquisition Corp., Class A Shares*(h)	153,608
48,662	Elliott Opportunity II Corp., Class A Shares*	471,535
42,568	Empowerment & Inclusion Capital I Corp., Class A Shares*	415,677
26,968	Enterprise 4.0 Technology Acquisition Corp.*(c)	267,253
23,879	EQ Health Acquisition Corp., Class A Shares*	232,820
59,814	Equity Distribution Acquisition Corp., Class A Shares*	589,168
11,349	Everest Consolidator Acquisition Corp.*	112,469
57,452	Executive Network Partnering Corp., Class A Shares*	565,040
109,961	FG Merger Corp.*(c)	1,098,510
23,979	Fintech Evolution Acquisition Group, Class A Shares*	233,076
58,605	Forum Merger IV Corp., Class A Shares*	569,055
76,630	G&P Acquisition Corp., Class A Shares*	757,104
150,413	Global Consumer Acquisition Corp.*	1,496,609
29,178	Global Partner Acquisition Corp. II, Class A Shares*	284,485
13,500	Goal Acquisitions Corp.*	131,625
90,017	Golden Falcon Acquisition Corp., Class A Shares*	880,366
116,382	GP Bullhound Acquisition I SE, Class A Shares*	1,315,431
121,848	GSR II Meteora Acquisition Corp.*(c)	1,218,480
262,512	Hambro Perks Acquisition Co., Ltd., Class A Shares*	3,522,123
70,544	Hamilton Lane Alliance Holdings I Inc., Class A Shares*	688,509
23,979	Healthcare Services Acquisition Corp., Class A Shares*	234,515
94,617	Heartland Media Acquisition Corp.*	944,278
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Low Duration Fixed Income Fund (continued)

Shares/Units	Security	Value
DIVERSIFIED – (continued)
SPACs – (continued)
144,837	Hiro Metaverse Acquisitions I SA, Class A Shares*(c)	$1,943,278
188,128	Iconic Sports Acquisition Corp., Class A Shares*	1,873,755
23,979	Ignyte Acquisition Corp.*	235,234
51,527	Isleworth Healthcare Acquisition Corp.*	508,571
23,979	Itiquira Acquisition Corp., Class A Shares*	234,035
86,611	KnightSwan Acquisition Corp.*	862,646
47,500	LightJump Acquisition Corp.*	469,775
468,448	Mason Industrial Technology Inc., Class A Shares*	4,557,999
61,279	New Providence Acquisition Corp. II*(c)(h)	612,790
52,110	Oaktree Acquisition Corp. II, Class A Shares*	513,283
120,600	Omnichannel Acquisition Corp., Class A Shares*(h)	1,198,764
15,841	OmniLit Acquisition Corp.*	158,727
43,737	One Equity Partners Open Water I Corp., Class A Shares*	426,436
23,979	Oyster Enterprises Acquisition Corp., Class A Shares*	234,035
39,200	Peridot Acquisition Corp. II, Class A Shares*	381,024
4,417	Pontem Corp., Class A Shares*	43,066
12,783	PWP Forward Acquisition Corp. I, Class A Shares*	124,187
29,037	Pyrophyte Acquisition Corp.*	293,854
109,333	Revelstone Capital Acquisition Corp.*(c)	1,067,090
49,915	RMG Acquisition Corp. III, Class A Shares*	486,671
7,877	ShoulderUp Technology Acquisition Corp.*	79,243
23,979	Silver Crest Acquisition Corp., Class A Shares*	234,515
299,915	Silver Spike III Acquisition Corp., Class A Shares*(c)	2,999,150
35,905	SportsMap Tech Acquisition Corp.*(c)	354,023
15,207	ST Energy Transition I Ltd.*	151,918
65,340	Tailwind International Acquisition Corp., Class A Shares*	636,412
19,786	Tailwind Two Acquisition Corp., Class A Shares*	196,277
25,622	Tech & Energy Transition Corp., Class A Shares*	249,046
115,315	Tekkorp Digital Acquisition Corp., Class A Shares*	1,132,393
85,905	Tishman Speyer Innovation Corp. II, Class A Shares*	836,715
139,747	Vector Acquisition Corp. II, Class A Shares*	1,361,136
17,748	Zanite Acquisition Corp., Class A Shares*(h)	181,385
	Total SPACs	54,574,283
	TOTAL DIVERSIFIED	54,574,283
ENERGY – 0.0%
Oil & Gas Services – 0.0%
3,121	Superior Energy Services Inc.*(c)	142,005
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Low Duration Fixed Income Fund (continued)

Shares/Units	Security	Value
FINANCIAL – 0.0%
Financial Services – 0.0%
16,305	Alpha Partners Technology*(c)(d)	$8,141
12,300	Revelstone Capital Acquisition Corp.*(c)(d)	3,659
	Total Financial Services	11,800
	TOTAL FINANCIAL	11,800
	TOTAL COMMON STOCKS
	(Cost – $52,410,292)	54,806,797
EXCHANGE TRADED FUND (ETF) – 5.8%
685,915	iShares Core 1-5 Year USD Bond(h) (Cost – $34,976,852)	33,897,919
WARRANTS – 0.0%
DIVERSIFIED – 0.0%
SPACs – 0.0%
73,387	Berenson Acquisition Corp. I, due 08/01/26, Strike Price $11.50*(c)	24,218
2,568	DHB Capital Corp.., due 03/15/28, Strike Price $11.50*(c)	1,121
58,191	GP Bullhound Acquisition I SE, due 03/11/27, Strike Price €11.50*(c)	12,397
131,256	Hambro Perks Acquisition Co., Ltd., due 06/30/24, Strike Price £11.50*(c)	52,832
72,418	Hiro Metaverse Acquisitions I SA, due 12/21/26, Strike Price £11.50*(c)	29,149
84,970	Leafly Holdings Inc., due 11/07/26, Strike Price $11.50*(c)	82,140
	Total SPACs	201,857
	TOTAL DIVERSIFIED	201,857
	TOTAL WARRANTS
	(Cost – $986,568)	201,857
TRADE CLAIMS – 1.6%
10,520,333	Brazos Electric Power Cooperative Inc., 0.000% due 9/28/23(c)(d)	9,468,300
	TOTAL TRADE CLAIMS
	(Cost – $9,550,943)	9,468,300
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost – $538,104,923)	528,534,551
Face Amount	Security	Value
SHORT-TERM INVESTMENTS – 17.8%
COMMERCIAL PAPERS – 1.6%
$4,270,000	Campbell Soup Co., 0.751% due 4/13/22(c)(i)	4,267,166
5,242,000	Parker Hannifin Corp., 0.801% due 4/12/22(i)	5,239,502
	TOTAL COMMERCIAL PAPERS
	(Cost – $9,503,283)	9,506,668
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Low Duration Fixed Income Fund (continued)

Face Amount	Security	Value
SHORT-TERM INVESTMENTS – (continued)
TIME DEPOSITS – 16.2%
$2,435,057	Banco Bilbao Vizcaya Argentaria SA – Madrid, 0.005% due 3/1/22	$2,435,057
8,585,518	Barclays Bank PLC – London, 0.005% due 3/1/22	8,585,518
81,279,155	DnB NORBank ASA – Oslo, 0.005% due 3/1/22	81,279,155
2,838,312	Sumitomo Mitsui Banking Corp. – Tokyo, 0.005% due 3/1/22	2,838,312
	TOTAL TIME DEPOSITS
	(Cost – $95,138,042)	95,138,042
	TOTAL SHORT-TERM INVESTMENTS
	(Cost – $104,641,325)	104,644,710
Shares/Units
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING – 0.5%
MONEY MARKET FUND – 0.5%
2,977,241	Federated Government Obligations Fund, Premier Class, 0.025%(j)
	(Cost – $2,977,241)	2,977,241
	TOTAL INVESTMENTS – 108.2%
	(Cost – $645,723,489)	636,156,502
	Liabilities in Excess of Other Assets – (8.2)%	(48,145,846)
	TOTAL NET ASSETS – 100.0%	$588,010,656

†
Face amount denominated in U.S. dollars, unless otherwise noted.

*
Non-income producing security.

(a)
Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at February 28, 2022, amounts to $198,399,620 and represents 33.74% of net assets.

(b)
Variable rate security. Interest rate disclosed is that which was in effect at February 28, 2022.

(c)
Illiquid security. The aggregate value of illiquid holdings at February 28, 2022, amounts to $76,786,677 and represents 13.06% of net assets.

(d)
Security is valued in good faith at fair value by or under the direction of the Board of Trustees using significant unobservable inputs.

(e)
Payment in-kind security for which part of the income earned may be paid as additional principal.

(f)
This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

(g)
Interest only security.

(h)
All or a portion of this security is on loan (See Note 5).

(i)
Rate shown represents yield-to-maturity.

(j)
Represents investment of collateral received from securities lending transactions.

See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Low Duration Fixed Income Fund (continued)

Abbreviations used in this schedule:
CLO
 —    Collateralized Loan Obligation

CMT
 —    Constant Maturity Treasury Index

EURIBOR
 —    Euro Interbank Offered Rate

LIBOR
 —    London Interbank Offered Rate

LLC
 —    Limited Liability Company

LP
 —    Limited Partnership

NIBOR
 —    Norwegian Interbank Offered Rate

PLC
 —    Public Limited Company

REMICS
 —    Real Estate Mortgage Investment Conduit

SOFR
 —    Secured Overnight Financing Rate

SPACs
 —    Special Purpose Acquisition Companies

STIBOR
 —    Stockholm Interbank Offered Rate

Summary of Investments by Security Type^ (Unaudited)
Corporate Bonds & Notes	45.6%
Senior Loans	11.5
Common Stocks	8.6
Exchange Traded Fund (ETF)	5.3
Asset-Backed Securities	4.7
Collateralized Mortgage Obligations	3.5
U.S. Government Obligations	2.0
Trade Claims	1.5
Sovereign Bonds	0.3
Warrants	0.0*
Short-Term Investments	16.5
Money Market Fund	0.5
100.0%

^
As a percentage of total investments.

*
Position represents less than 0.05%.

At February 28, 2022, Destinations Low Duration Fixed Income Fund had open forward foreign currency contracts as described below.
The unrealized appreciation/(depreciation) on the open contracts reflected in the accompanying financial statements were as follows:
Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Euro	614,000	BBH	$688,856	3/15/22	$—	$(8,630)	$(8,630)
Swedish Krona	5,175,000	BBH	547,089	3/15/22	—	(7,627)	(7,627)
					$—	$(16,257)	$(16,257)
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Low Duration Fixed Income Fund (concluded)

Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)	Unrealized Appreciation/ (Depreciation)
Contracts to Sell:
British Pound	4,065,000	BBH	5,454,685	3/15/22	$69,439	$—	$69,439
Euro	29,857,000	BBH	33,497,021	3/15/22	741,195	—	741,195
Norwegian Krone	47,045,000	BBH	5,338,876	3/15/22	17,449	—	17,449
Swedish Krona	59,197,000	BBH	6,258,165	3/15/22	141,500	—	141,500
					$969,583	$—	$969,583
Net Unrealized Appreciation on Open Forward Foreign Currency Contracts					$969,583	$(16,257)	$953,326

Counterparty Abbreviations used in this schedule:
BBH
 —    Brown Brothers Harriman & Co.

Currency Abbreviations used in this schedule:
EUR
 —    Euro

NOK
 —    Norwegian Krone

SEK
 —    Swedish Krona

See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Global Fixed Income Opportunities Fund

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – 66.1%
Australia – 0.2%
$1,300,000	QBE Insurance Group Ltd., Subordinated Notes, 6.750% (USD Swap Rate + 4.300)% due 12/2/44(a)	$1,384,994
Bermuda – 0.8%
	Digicel Group Holdings Ltd.:
379,661	Senior Unsecured Notes, 8.000% due 4/1/25(b)(c)	342,579
58,641	Subordinated Notes, 7.000%(b)(c)(d)	48,086
484,000	Geopark Ltd., Company Guaranteed Notes, 6.500% due 9/21/24	491,023
2,905,000	Golar LNG Ltd., Senior Unsecured Notes, 7.000% due 10/20/25(c)	2,803,325
2,300,000	Inkia Energy Ltd., Senior Unsecured Notes, 5.875% due 11/9/27	2,242,523
	Total Bermuda	5,927,536
Brazil – 1.6%
2,500,000	Banco Bradesco SA, Senior Unsecured Notes, 2.850% due 1/27/23(c)	2,509,325
2,100,000	Banco do Brasil SA, Senior Unsecured Notes, 3.250% due 9/30/26(c)	2,017,302
	Itau Unibanco Holding SA, Subordinated Notes:
2,100,000	4.500% (5-Year CMT Index + 2.822)% due 11/21/29(a)	2,076,596
6,150,000	3.875% (5-Year CMT Index + 3.446)% due 4/15/31(a)	5,762,427
	Total Brazil	12,365,650
British Virgin Islands – 0.1%
500,000	State Grid Overseas Investment 2013 Ltd., Company Guaranteed Notes, 3.125% due 5/22/23	508,228
Canada – 5.8%
165,000	Algonquin Power & Utilities Corp., Junior Subordinated Notes, 4.750% (5-Year CMT Index + 3.249)% due 1/18/82(a)	156,502
8,650,000	Columbia Care Inc., Senior Secured Notes, 9.500% due 2/3/26(e)	8,710,964
6,765,260	Copper Mountain Mining Corp., Senior Secured Notes, 8.000% due 4/9/26(c)	6,849,826
750,000	Emera Inc., Junior Subordinated Notes, 6.750% (3-Month USD-LIBOR + 5.440)% due 6/15/76(a)	815,160
735,000	Enbridge Inc., Subordinated Notes, 5.750% (5-Year CMT Index + 5.314)% due 7/15/80(a)	766,451
3,548,000	Greenfire Resources Inc., Senior Secured Notes, 12.000% due 8/15/25(c)(e)	3,778,620
7,155,000	International Petroleum Corp., Company Guaranteed Notes, 7.250% due 2/1/27(c)	7,116,961
1,000,000	MEGlobal Canada ULC, Company Guaranteed Notes, 5.000% due 5/18/25(c)	1,045,472
7,867,000	Rockpoint Gas Storage Canada Ltd., Senior Secured Notes, 7.000% due 3/31/23(c)	7,857,166
7,047,000	Tacora Resources Inc., Senior Secured Notes, 8.250% due 5/15/26(c)	6,932,486
130,000	Transcanada Trust, Company Guaranteed Notes, 5.500% (SOFRRATE + 4.416)% due 9/15/79(a)	131,131
	Total Canada	44,160,739
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
Cayman Islands – 4.3%
$2,500,000	Alibaba Group Holding Ltd., Senior Unsecured Notes, 2.800% due 6/6/23	$2,526,744
	Baidu Inc., Senior Unsecured Notes:
1,100,000	3.500% due 11/28/22	1,112,936
1,000,000	3.875% due 9/29/23	1,026,098
650,000	3.075% due 4/7/25	656,314
7,750,000	CK Hutchison International 21 Ltd., Company Guaranteed Notes, 1.500% due 4/15/26(c)	7,507,425
200,000	ENN Energy Holdings Ltd., Senior Unsecured Notes, 3.250% due 7/24/22	201,156
2,898,000	Grupo Aval Ltd., Company Guaranteed Notes, 4.750% due 9/26/22	2,912,461
4,500,000	HPHT Finance 19 Ltd., Company Guaranteed Notes, 2.875% due 11/5/24	4,555,484
299,526	Interoceanica IV Finance Ltd., Senior Secured Notes, zero coupon, due 11/30/25	282,399
204,847	Peru Enhanced Pass-Through Finance Ltd., Pass Thru Certificates, zero coupon, due 6/2/25	192,933
5,000,000	SA Global Sukuk Ltd., Senior Unsecured Notes, 1.602% due 6/17/26(c)	4,789,800
2,973,000	Sable International Finance Ltd., Senior Secured Notes, 5.750% due 9/7/27	3,039,788
1,008,312	SPARC EM SPC Panama Metro Line 2 SP, Senior Secured Notes, zero coupon, due 12/5/22(c)	989,417
	Tencent Holdings Ltd., Senior Unsecured Notes:
374,000	3.280% due 4/11/24	381,947
3,100,000	1.810% due 1/26/26(c)	3,000,831
	Total Cayman Islands	33,175,733
Chile – 3.9%
	AES Andes SA, Junior Subordinated Notes:
800,000	7.125% (5-Year USD Swap Rate + 4.644)% due 3/26/79(a)(c)	800,008
1,000,000	7.125% (5-Year USD Swap Rate + 4.644)% due 3/26/79(a)	1,000,010
600,000	6.350% (5-Year CMT Index + 4.917)% due 10/7/79(a)	599,256
3,400,000	Chile Electricity PEC SpA, Senior Secured Notes, zero coupon, due 1/25/28(c)	2,490,500
400,000	Colbun SA, Senior Unsecured Notes, 4.500% due 7/10/24	411,504
784,356	Empresa Electrica Angamos SA, Senior Secured Notes, 4.875% due 5/25/29	745,138
1,584,800	Empresa Electrica Cochrane SpA, Senior Secured Notes, 5.500% due 5/14/27	1,555,101
6,300,000	Enel Generacion Chile SA, Senior Unsecured Notes, 4.250% due 4/15/24	6,410,250
2,647,200	GNL Quintero SA, Senior Unsecured Notes, 4.634% due 7/31/29	2,680,317
1,524,000	Guacolda Energia SA, Senior Unsecured Notes, 4.560% due 4/30/25	548,640
5,135,000	Inversiones CMPC SA, Company Guaranteed Notes, 4.500% due 4/25/22	5,150,405
6,000,000	Telefonica Chile SA, Senior Unsecured Notes, 3.875% due 10/12/22	6,074,873
1,803,000	VTR Comunicaciones SpA, Senior Secured Notes, 5.125% due 1/15/28	1,784,303
	Total Chile	30,250,305
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
Colombia – 2.1%
$400,000	Banco Bilbao Vizcaya Argentaria Colombia SA, Subordinated Notes, 4.875% due 4/21/25	$399,404
	Bancolombia SA, Subordinated Notes:
6,200,000	4.875% (5-Year CMT Index + 2.929)% due 10/18/27(a)	6,155,360
1,350,000	4.625% (5-Year CMT Index + 2.944)% due 12/18/29(a)	1,292,625
	Ecopetrol SA, Senior Unsecured Notes:
5,600,000	5.875% due 9/18/23	5,818,400
1,000,000	4.125% due 1/16/25	999,770
1,450,000	Grupo de Inversiones Suramericana SA, Senior Unsecured Notes, 5.500% due 4/29/26	1,460,890
	Total Colombia	16,126,449
Denmark – 0.1%
800,000EUR	Georg Jensen AS, Secured Notes, 6.000% (3-Month EURIBOR + 6.000)% due 5/15/23	877,018
Dominican Republic – 0.1%
1,100,000	Banco de Reservas de la Republica Dominicana, Subordinated Notes, 7.000% due 2/1/23	1,124,761
France – 0.3%
1,200,000	BNP Paribas SA, Junior Subordinated Notes, 6.625% (5-Year USD Swap Rate + 4.149)%(a)(c)(d)	1,240,440
575,000	Credit Agricole SA, Junior Subordinated Notes, 8.125% (5-Year USD Swap Rate + 6.185)%(a)(c)(d)	647,594
290,000	Societe Generale SA, Junior Subordinated Notes, 7.875% (5-Year USD Swap Rate + 4.979)%(a)(c)(d)	304,137
	Total France	2,192,171
Germany – 1.0%
1,000,000	Deutsche Bank AG, Junior Subordinated Notes, 6.000% (5-Year CMT Index + 4.524)%(a)(d)	971,250
2,640,000EUR	LifeFit Group, Secured Notes, 7.500% (3-Month EURIBOR + 7.500)% due 7/26/23	2,945,197
3,770,000EUR	LR Global Holding GmbH, Senior Secured Notes, 7.250% (3-Month EURIBOR + 7.250)% due 2/3/25(a)	4,111,106
	Total Germany	8,027,553
Hong Kong – 0.1%
500,000	State Grid Overseas Investment Ltd., Senior Unsecured Notes, 1.000% due 8/5/25	479,220
India – 0.6%
900,000	Adani Ports & Special Economic Zone Ltd., Senior Unsecured Notes, 3.375% due 7/24/24	905,629
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
India – (continued)
$1,500,000	Indian Oil Corp., Ltd., Senior Unsecured Notes, 5.750% due 8/1/23	$1,570,558
1,300,000	ONGC Videsh Ltd., Company Guaranteed Notes, 3.750% due 5/7/23	1,323,183
500,000	Reliance Industries Ltd., Senior Unsecured Notes, 4.125% due 1/28/25	519,220
	Total India	4,318,590
Indonesia – 0.4%
3,400,000	Pertamina Persero PT, Senior Unsecured Notes, 1.400% due 2/9/26	3,170,847
Italy – 1.7%
365,000	Intesa Sanpaolo SpA, Company Guaranteed Notes, 7.700% (5-Year USD Swap Rate + 5.462)%(a)(c)(d)	384,162
11,158,000EUR	Linkem SpA, Senior Secured Notes, 6.000% (3-Month EURIBOR + 7.000)% due 8/9/22(a)(c)	12,508,337
245,000	UniCredit SpA, Junior Subordinated Notes, 8.000% (5-Year USD Swap Rate + 5.180)%(a)(d)	257,863
	Total Italy	13,150,362
Jersey, Channel Islands – 0.9%
7,242,020	Galaxy Pipeline Assets Bidco Ltd., Senior Secured Notes, 1.750% due 9/30/27	7,039,438
Luxembourg – 0.2%
1,575,000	Millicom International Cellular SA, Senior Unsecured Notes, 5.125% due 1/15/28	1,519,875
Malaysia – 2.1%
1,250,000	Axiata SPV2 Bhd, Senior Unsecured Notes, 4.357% due 3/24/26	1,333,238
200,000	CIMB Bank Bhd, Senior Unsecured Notes, 3.263% due 3/15/22	200,106
1,200,000	Malaysia Sovereign Sukuk Bhd, Unsecured Notes, 3.043% due 4/22/25	1,226,416
	Petronas Capital Ltd., Company Guaranteed Notes:
2,700,000	3.125% due 3/18/22	2,701,687
3,600,000	3.500% due 3/18/25	3,717,415
6,700,000	TNB Global Ventures Capital Bhd, Senior Unsecured Notes, 3.244% due 10/19/26	6,840,633
	Total Malaysia	16,019,495
Mexico – 0.7%
2,500,000	Banco Mercantil del Norte SA, Junior Subordinated Notes, 6.875% (5-Year CMT Index + 5.035)%(a)(d)	2,492,500
	BBVA Bancomer SA, Subordinated Notes:
1,943,000	5.350% (5-Year CMT Index + 3.000)% due 11/12/29(a)	1,940,590
457,000	6.750% due 9/30/22	467,854
350,000	Fomento Economico Mexicano SAB de CV, Senior Unsecured Notes, 2.875% due 5/10/23	354,242
	Total Mexico	5,255,186
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
Multinational – 0.7%
$5,321,000	Connect Finco SARL/Connect US Finco LLC, Senior Secured Notes, 6.750% due 10/1/26(c)	$5,387,513
Netherlands – 1.3%
1,410,000	AerCap Holdings NV, Company Guaranteed Notes, 5.875% (5-Year CMT Index + 4.535)% due 10/10/79(a)	1,388,850
872,000EUR	Azerion Holding BV, Senior Secured Notes, 7.250% due 4/28/24	980,531
600,000	ING Groep NV, Junior Subordinated Notes, 5.750% (5-Year CMT Index + 4.342)%(a)(d)	607,500
3,504,000	M.H.H. Holding BV, 7.366% (3-Month USD-LIBOR + 7.000)% due 8/9/22	3,521,520
3,200,000	Minejesa Capital BV, Senior Secured Notes, 4.625% due 8/10/30	3,126,592
	Total Netherlands	9,624,993
Norway – 1.9%
24,500,000NOK	Aker Horizons Holding AS, Senior Unsecured Notes, 4.360% (3-Month NIBOR + 3.250)% due 8/15/25(a)	2,574,706
8,933,000NOK	Duo BidCo AS, 5.350% (3-Month NIBOR + 5.350)% due 4/12/26	1,018,994
3,093,318	Jacktel AS, Senior Secured Notes, 10.000% due 12/4/23(b)(c)	1,272,024
8,300,000EUR	LINK Mobility Group Holding ASA, Senior Unsecured Notes, 3.375% due 12/15/25	8,283,043
1,050,000	Mime Petroleum AS, 10.250% due 11/10/26	1,016,742
	Total Norway	14,165,509
Panama – 0.7%
2,000,000	Banistmo SA, Senior Unsecured Notes, 3.650% due 9/19/22(c)	2,010,020
3,400,000	Multibank Inc., Senior Unsecured Notes, 4.375% due 11/9/22	3,423,834
	Total Panama	5,433,854
Paraguay – 0.1%
950,000	Banco Continental SAECA, Senior Unsecured Notes, 2.750% due 12/10/25(c)	892,535
Peru – 2.7%
	Banco de Credito del Peru, Subordinated Notes:
2,050,000	3.125% (5-Year CMT Index + 3.000)% due 7/1/30(a)	1,954,204
1,450,000	3.250% (5-Year CMT Index + 2.450)% due 9/30/31(a)	1,365,827
2,800,000	3.250% (5-Year CMT Index + 2.450)% due 9/30/31(a)(c)	2,637,460
	Banco Internacional del Peru SAA Interbank, Subordinated Notes:
650,000	6.625% (3-Month USD-LIBOR + 5.760)% due 3/19/29(a)	669,500
2,892,000	4.000% (1-Year CMT Index + 3.711)% due 7/8/30(a)	2,776,320
750,000	Camposol SA, Company Guaranteed Notes, 6.000% due 2/3/27	730,320
4,710,882	Fenix Power Peru SA, Senior Unsecured Notes, 4.317% due 9/20/27	4,646,155
2,449,000	Orazul Energy Egenor SCA, Company Guaranteed Notes, 5.625% due 4/28/27	2,335,758
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
Peru – (continued)
$750,000	Scotiabank Peru SAA, Subordinated Notes, 4.500% (3-Month USD-LIBOR + 3.856)% due 12/13/27(a)	$756,427
3,050,000	Transportadora de Gas del Peru SA, Senior Unsecured Notes, 4.250% due 4/30/28	3,133,906
	Total Peru	21,005,877
Portugal – 0.0%
70,068	Invepar, zero coupon, due 12/30/28(e)(f)	−
Qatar – 0.8%
6,500,000	Qatar Energy, Senior Unsecured Notes, 1.375% due 9/12/26(c)	6,178,900
	Total Qatar	6,178,900
Saudi Arabia – 0.1%
	Saudi Arabian Oil Co., Senior Unsecured Notes:
500,000	2.750% due 4/16/22	501,230
300,000	1.250% due 11/24/23(c)	296,250
	Total Saudi Arabia	797,480
Singapore – 4.9%
	DBS Group Holdings Ltd.:
	Senior Unsecured Notes:
500,000	2.850% due 4/16/22	500,685
600,000	1.169% due 11/22/24(c)	586,124
	Subordinated Notes:
500,000	4.520% (5-Year USD 1100 Run ICE Swap Rate + 1.590)% due 12/11/28(a)	518,291
6,000,000	1.822% (5-Year CMT Index + 1.100)% due 3/10/31(a)	5,780,280
	Oversea-Chinese Banking Corp., Ltd., Subordinated Notes:
200,000	4.250% due 6/19/24	208,214
2,500,000	1.832% (5-Year CMT Index + 1.580)% due 9/10/30(a)(c)	2,421,050
4,400,000	1.832% (5-Year CMT Index + 1.580)% due 9/10/30(a)	4,261,048
1,150,000	PSA Treasury Pte Ltd., Company Guaranteed Notes, 2.500% due 4/12/26	1,163,256
	SingTel Group Treasury Pte Ltd., Company Guaranteed Notes:
1,200,000	3.250% due 6/30/25	1,239,204
6,500,000	2.375% due 10/3/26	6,561,758
3,000,000	SP PowerAssets Ltd., Senior Unsecured Notes, 2.700% due 9/14/22	3,018,750
4,000,000	Temasek Financial I Ltd., Company Guaranteed Notes, 2.375% due 1/23/23	4,032,640
	United Overseas Bank Ltd., Subordinated Notes:
2,300,000	3.750% (5-Year CMT Index + 1.500)% due 4/15/29(a)	2,358,189
5,000,000	1.750% (5-Year CMT Index + 1.520)% due 3/16/31(a)	4,802,550
	Total Singapore	37,452,039
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
South Korea – 4.0%
$4,900,000	Korea East-West Power Co., Ltd., Senior Unsecured Notes, 1.750% due 5/6/25(c)	$4,821,355
4,800,000	Korea Southern Power Co., Ltd., Senior Unsecured Notes, 0.750% due 1/27/26(c)	4,544,304
	KT Corp., Senior Unsecured Notes:
7,300,000	1.000% due 9/1/25	6,976,099
400,000	2.500% due 7/18/26	399,422
3,900,000	LG Chem Ltd., Senior Unsecured Notes, 3.250% due 10/15/24	4,007,996
4,000,000	NongHyup Bank, Senior Unsecured Notes, 1.250% due 7/20/25(c)	3,860,437
	POSCO, Senior Unsecured Notes:
2,000,000	2.375% due 11/12/22	2,009,500
3,044,000	2.375% due 1/17/23	3,058,763
700,000	2.750% due 7/15/24	707,668
	Total South Korea	30,385,544
Spain – 0.1%
200,000	Banco Bilbao Vizcaya Argentaria SA, Junior Subordinated Notes, 6.500% (5-Year CMT Index + 5.192)%(a)(d)	200,500
400,000	Banco Santander SA, Junior Subordinated Notes, 4.750% (5-Year CMT Index + 3.753)%(a)(d)	368,600
	Total Spain	569,100
Sweden – 0.2%
12,500,000SEK	Impala Group PLC, 9.000% due 10/20/24(a)	1,307,722
Switzerland – 0.4%
1,365,000	Credit Suisse Group AG, Junior Subordinated Notes, 6.375% (5-Year CMT Index + 4.822)%(a)(c)(d)	1,373,531
	UBS Group AG, Junior Subordinated Notes:
200,000	4.875% (5-Year CMT Index + 3.404)%(a)(c)(d)	193,380
1,400,000	6.875% (5-Year USD Swap Rate + 4.590)%(a)(d)	1,473,500
	Total Switzerland	3,040,411
Thailand – 0.2%
1,800,000	Bangkok Bank PCL, Senior Unsecured Notes, 3.875% due 9/27/22	1,820,783
United Kingdom – 0.9%
	Barclays PLC, Junior Subordinated Notes:
200,000	4.375% (5-Year CMT Index + 3.410)%(a)(d)	183,500
1,325,000	7.750% (5-Year USD Swap Rate + 4.842)%(a)(d)	1,384,890
	HSBC Holdings PLC, Junior Subordinated Notes:
430,000	6.000% (5-Year USD 1100 Run ICE Swap Rate + 3.746)%(a)(d)	440,750
400,000	6.375% (5-Year USD 1100 Run ICE Swap Rate + 4.368)%(a)(d)	412,000
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
United Kingdom – (continued)
$200,000	Legal & General Group PLC, Subordinated Notes, 5.250% (5-Year USD Swap Rate + 3.687)% due 3/21/47(a)	$206,000
1,480,000	Lloyds Banking Group PLC, Junior Subordinated Notes, 7.500% (5-Year USD Swap Rate + 4.496)%(a)(d)	1,624,168
800,000	NatWest Group PLC, Junior Subordinated Notes, 6.000% (5-Year CMT Index + 5.625)%(a)(d)	826,000
	Standard Chartered PLC, Junior Subordinated Notes:
335,000	4.300% (5-Year CMT Index + 3.135)%(a)(c)(d)	298,987
440,000	6.000% (5-Year CMT Index + 5.661)%(a)(c)(d)	449,900
	Vedanta Resources Ltd., Senior Unsecured Notes:
800,000	7.125% due 5/31/23	740,200
200,000	6.125% due 8/9/24	166,396
	Vodafone Group PLC:
245,000	Junior Subordinated Notes, 7.000% (5-Year USD Swap Rate + 4.873)% due 4/4/79(a)	271,950
250,000	Subordinated Notes, 4.125% (5-Year CMT Index + 2.767)% due 6/4/81(a)	230,000
	Total United Kingdom	7,234,741
United States – 20.1%
8,762,000	99 Escrow Issuer Inc., Senior Secured Notes, 7.500% due 1/15/26(c)	6,483,880
150,000	Air Lease Corp., Junior Subordinated Notes, 4.650% (5-Year CMT Index + 4.076)%(a)(d)	142,875
845,000	Ally Financial Inc., Junior Subordinated Notes, 4.700% (5-Year CMT Index + 3.868)%(a)(d)	800,749
6,400,000	Altera Shuttle Tankers, 9.500% due 12/15/25	5,603,461
250,000	American AgCredit Corp., Junior Subordinated Notes, 5.250% (5-Year CMT Index + 4.500)%(a)(c)(d)	248,750
160,000	American Electric Power Co., Inc., Junior Subordinated Notes, 3.875% (5-Year CMT Index + 2.675)% due 2/15/62(a)	149,245
240,000	American Express Co., Junior Subordinated Notes, 3.550% (5-Year CMT Index + 2.854)%(a)(d)	222,000
395,000	American International Group Inc., Junior Subordinated Notes, 5.750% (3-Month USD-LIBOR + 2.868)% due 4/1/48(a)	405,862
3,244,790	Anagram International Inc./Anagram Holdings LLC, Senior Secured Notes, 15.000% due 8/15/25(b)(c)	3,504,373
1,100,000	Assurant Inc., Subordinated Notes, 7.000% (3-Month USD-LIBOR + 4.135)% due 3/27/48(a)	1,204,500
969,000	Assured Guaranty Municipal Holdings Inc., Company Guaranteed Notes, 6.400% (1-Month USD-LIBOR + 2.215)% due 12/15/66(a)(c)	1,045,975
	Bank of America Corp., Junior Subordinated Notes:
355,000	4.375% (5-Year CMT Index + 2.760)%(a)(d)	342,113
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
United States – (continued)
$1,350,000	6.300% (3-Month USD-LIBOR + 4.553)%(a)(d)	$1,453,113
200,000	Bank of New York Mellon Corp., Junior Subordinated Notes, 4.700% (5-Year CMT Index + 4.358)%(a)(d)	205,250
133,000	Briggs & Stratton Corp., Senior Unsecured Notes, zero coupon, due 12/15/22(e)	1,330
9,400,000	BuzzFeed Inc., 7.000% due 9/30/26(e)	9,188,500
630,000	Capital Farm Credit ACA, Junior Subordinated Notes, 5.000% (5-Year CMT Index + 4.523)%(a)(c)(d)	626,850
325,000	Capital One Financial Corp., Junior Subordinated Notes, 3.950% (5-Year CMT Index + 3.157)%(a)(d)	304,860
600,000	CenterPoint Energy Inc., Junior Subordinated Notes, 6.125% (3-Month USD-LIBOR + 3.270)%(a)(d)	592,500
	Charles Schwab Corp., Junior Subordinated Notes:
210,000	4.000% (5-Year CMT Index + 3.168)%(a)(d)	203,207
435,000	5.375% (5-Year CMT Index + 4.971)%(a)(d)	457,946
4,737,000	Chobani LLC/Chobani Finance Corp. Inc., Company Guaranteed Notes, 7.500% due 4/15/25(c)	4,713,315
	Citigroup Inc., Junior Subordinated Notes:
140,000	4.150% (5-Year CMT Index + 3.000)%(a)(d)	133,525
345,000	5.000% (SOFRRATE + 3.813)%(a)(d)	348,967
2,039,000	5.950% (3-Month USD-LIBOR + 3.905)%(a)(d)	2,112,914
	Citizens Financial Group Inc., Junior Subordinated Notes:
260,000	4.000% (5-Year CMT Index + 3.215)%(a)(d)	244,400
100,000	6.375% (3-Month USD-LIBOR + 3.157)%(a)(d)	97,500
65,000	CMS Energy Corp., Junior Subordinated Notes, 4.750% (5-Year CMT Index + 4.116)% due 6/1/50(a)	65,325
1,075,000	CoBank ACB, Junior Subordinated Notes, 6.250% (3-Month USD-LIBOR + 4.660)%(a)(d)	1,134,125
650,000	Compeer Financial ACA, Junior Subordinated Notes, 4.875% (5-Year CMT Index + 4.095)%(a)(c)(d)(e)	640,250
510,000	Dairy Farmers of America Inc., Junior Subordinated Notes, 7.125%(c)(d)	525,300
5,224,000	Diebold Nixdorf Inc., Company Guaranteed Notes, 8.500% due 4/15/24	5,145,640
390,000	Discover Financial Services, Junior Subordinated Notes, 6.125% (5-Year CMT Index + 5.783)%(a)(d)	407,550
	Edison International, Junior Subordinated Notes:
160,000	5.000% (5-Year CMT Index + 3.901)%(a)(d)	153,198
95,000	5.375% (5-Year CMT Index + 4.698)%(a)(d)	93,694
280,000	Energy Transfer LP, Junior Subordinated Notes, 6.500% (5-Year CMT Index + 5.694)%(a)(d)	276,825
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
United States – (continued)
$125,000	Enstar Finance LLC, Company Guaranteed Notes, 5.500% (5-Year CMT Index + 4.006)% due 1/15/42(a)	$119,616
615,000	Equitable Holdings Inc., Junior Subordinated Notes, 4.950% (5-Year CMT Index + 4.736)%(a)(d)	618,382
610,000	Fifth Third Bancorp, Junior Subordinated Notes, 4.500% (5-Year CMT Index + 4.215)%(a)(d)	611,525
260,000	First Citizens BancShares Inc., Junior Subordinated Notes, 5.800% (3-Month USD-LIBOR + 3.972)%(a)(d)	261,300
11,423,000	Fresh Market Inc., Senior Secured Notes, 9.750% due 5/1/23(c)	11,537,230
3,164,000	FXI Holdings Inc., Senior Secured Notes, 12.250% due 11/15/26(c)	3,387,663
800,000	General Electric Co., Junior Subordinated Notes, 3.533% (3-Month USD-LIBOR + 3.330)%(a)(d)	756,760
	General Motors Financial Co., Inc., Junior Subordinated Notes:
280,000	5.700% (5-Year CMT Index + 4.997)%(a)(d)	291,279
960,000	5.750% (3-Month USD-LIBOR + 3.598)%(a)(d)	960,019
1,489,000	Getty Images Inc., Senior Unsecured Notes, 9.750% due 3/1/27(c)	1,550,421
	Goldman Sachs Group Inc., Junior Subordinated Notes:
115,000	4.125% (5-Year CMT Index + 2.949)%(a)(d)	109,164
650,000	5.300% (3-Month USD-LIBOR + 3.834)%(a)(d)	676,812
959,000	5.500% (5-Year CMT Index + 3.623)%(a)(d)	989,880
7,665,575	Hawaiian Airlines Class A Pass-Through Certificates, Pass Thru Certificates, 3.900% due 1/15/26	7,535,691
1,062,000	Hercules Achievement Inc./Varsity Brands Holding Co., Inc., Senior Secured Notes, 9.000% (3-Month USD-LIBOR + 8.000)% due 12/22/24(a)(c)	1,055,362
1,120,000	Huntington Bancshares Inc., Junior Subordinated Notes, 5.625% (5-Year CMT Index + 4.945)%(a)(d)	1,184,400
8,988,000	IEA Energy Services LLC, Company Guaranteed Notes, 6.625% due 8/15/29(c)	8,313,900
250,000	ILFC E-Capital Trust II, Limited Guaranteed Notes, 3.620% due 12/21/65(a)(c)	213,750
10,223,000	INNOVATE Corp., Senior Secured Notes, 8.500% due 2/1/26(c)(g)	10,136,718
	JPMorgan Chase & Co., Junior Subordinated Notes:
635,000	3.650% (5-Year CMT Index + 2.850)%(a)(d)	602,615
1,015,000	5.000% (SOFRRATE + 3.380)%(a)(d)	1,021,344
720,000	6.750% (3-Month USD-LIBOR + 3.780)%(a)(d)	752,400
475,000	KeyCorp, Junior Subordinated Notes, 5.000% (3-Month USD-LIBOR + 3.606)%(a)(d)	479,750
1,655,000	Land O’ Lakes Inc., Junior Subordinated Notes, 7.250%(c)(d)	1,754,300
7,109,000	Leafly Holdings Inc., Senior Unsecured Notes, 8.000% due 1/31/25(e)(f)	7,109,000
	M&T Bank Corp., Junior Subordinated Notes:
170,000	3.500% (5-Year CMT Index + 2.679)%(a)(d)	155,125
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
United States – (continued)
$500,000	5.125% (3-Month USD-LIBOR + 3.520)%(a)(d)	$508,125
855,000	Markel Corp., Junior Subordinated Notes, 6.000% (5-Year CMT Index + 5.662)%(a)(d)	903,470
	Martin Midstream Partners LP/Martin Midstream Finance Corp., Secured Notes:
7,118,576	10.000% due 2/29/24(c)	7,260,949
3,594,055	11.500% due 2/28/25(c)	3,690,376
1,000,000	Mercury Chile Holdco LLC, Senior Secured Notes, 6.500% due 1/24/27(c)	965,000
825,000	MetLife Inc., Junior Subordinated Notes, 5.875% (3-Month USD-LIBOR + 2.959)%(a)(d)	860,004
85,000	NiSource Inc., Junior Subordinated Notes, 5.650% (5-Year CMT Index + 2.843)%(a)(d)	83,088
195,000	PartnerRe Finance B LLC, Company Guaranteed Notes, 4.500% (5-Year CMT Index + 3.815)% due 10/1/50(a)	191,100
	PNC Financial Services Group Inc., Junior Subordinated Notes:
220,000	3.400% (5-Year CMT Index + 2.595)%(a)(d)	203,830
717,000	5.000% (3-Month USD-LIBOR + 3.300)%(a)(d)	725,604
480,000	Provident Financing Trust I, Limited Guaranteed Notes, 7.405% due 3/15/38	571,200
110,000	Prudential Financial Inc., Junior Subordinated Notes, 5.125% (5-Year CMT Index + 3.162)% due 3/1/52(a)	111,513
1,150,000	Regions Financial Corp., Junior Subordinated Notes, 5.750% (5-Year CMT Index + 5.430)%(a)(d)	1,198,875
	SBL Holdings Inc., Junior Subordinated Notes:
195,000	6.500% (5-Year CMT Index + 5.620)%(a)(c)(d)	181,838
845,000	7.000% (5-Year CMT Index + 5.580)%(a)(c)(d)	800,637
	Sempra Energy, Junior Subordinated Notes:
410,000	4.875% (5-Year CMT Index + 4.550)%(a)(d)	417,175
230,000	4.125% (5-Year CMT Index + 2.868)% due 4/1/52(a)	217,678
595,000	Southern Co., Junior Subordinated Notes, 4.000% (5-Year CMT Index + 3.733)% due 1/15/51(a)	571,968
6,685,000	StoneX Group Inc., Senior Secured Notes, 8.625% due 6/15/25(c)	7,002,537
1,156,000	StorCentric Inc., Senior Secured Notes, 5.875% due 2/19/23(c)(e)	1,156,000
	SVB Financial Group, Junior Subordinated Notes:
240,000	4.000% (5-Year CMT Index + 3.202)%(a)(d)	225,600
355,000	4.100% (5-Year CMT Index + 3.064)%(a)(d)	319,312
60,000	4.700% (5-Year CMT Index + 3.064)%(a)(d)	56,550
1,933,000	Tilray Brands Inc., Senior Unsecured Notes, 5.000% due 10/1/23	1,821,853
	Truist Financial Corp., Junior Subordinated Notes:
1,640,000	4.800% (5-Year CMT Index + 3.003)%(a)(d)	1,640,000
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
United States – (continued)
$190,000	5.100% (5-Year CMT Index + 4.349)%(a)(d)	$197,125
8,201,000	UpHealth Inc., Senior Unsecured Notes, 6.250% due 6/15/26(c)	6,958,777
100,000	Vistra Corp., Junior Subordinated Notes, 7.000% (5-Year CMT Index + 5.740)%(a)(c)(d)	99,250
770,000	Voya Financial Inc., Junior Subordinated Notes, 6.125% (5-Year CMT Index + 3.358)%(a)(d)	775,775
	Wells Fargo & Co., Junior Subordinated Notes:
950,000	3.900% (5-Year CMT Index + 3.453)%(a)(d)	914,375
1,505,000	5.900% (3-Month USD-LIBOR + 3.110)%(a)(d)	1,516,288
	Total United States	153,610,145
	TOTAL CORPORATE BONDS & NOTES (Cost – $518,152,714)	505,981,296
SOVEREIGN BONDS – 9.3%
Brazil – 0.9%
6,850,000	Brazilian Government International Bond, 2.875% due 6/6/25	6,812,599
Chile – 0.2%
1,600,000	Chile Government International Bond, 3.125% due 1/21/26	1,638,144
Colombia – 1.1%
	Colombia Government International Bond:
3,200,000	2.625% due 3/15/23	3,204,512
4,900,000	4.500% due 1/28/26	4,958,996
	Total Colombia	8,163,508
Indonesia – 1.2%
2,200,000	Indonesia Government International Bond, 2.950% due 1/11/23	2,220,988
	Perusahaan Penerbit SBSN Indonesia III:
1,000,000	3.400% due 3/29/22	999,890
3,018,000	3.300% due 11/21/22	3,051,077
1,321,000	3.750% due 3/1/23	1,343,629
1,750,000	2.300% due 6/23/25	1,729,070
	Total Indonesia	9,344,654
Panama – 0.7%
	Panama Government International Bond:
1,760,000	4.000% due 9/22/24	1,813,434
3,500,000	3.750% due 3/16/25	3,593,100
	Total Panama	5,406,534
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
SOVEREIGN BONDS – (continued)
Peru – 1.1%
$1,815,000	Corporation Financiera de Desarrollo SA, 5.250% due 7/15/29(a)	$1,807,758
6,900,000	Peruvian Government International Bond, 2.392% due 1/23/26	6,759,102
	Total Peru	8,566,860
Qatar – 0.7%
5,200,000	Qatar Government International Bond, 3.250% due 6/2/26	5,384,080
Saudi Arabia – 0.8%
	Saudi Government International Bond:
3,000,000	2.875% due 3/4/23	3,038,490
3,100,000	3.250% due 10/26/26	3,216,473
	Total Saudi Arabia	6,254,963
South Korea – 2.1%
	Korea Development Bank:
2,150,000	1.250% due 6/3/25	2,091,833
2,000,000	0.800% due 4/27/26	1,898,840
200,000	1.000% due 9/9/26	191,578
7,200,000	Korea Electric Power Corp., 1.125% due 6/15/25(c)	6,940,656
5,100,000	Korea Hydro & Nuclear Power Co., Ltd., 1.250% due 4/27/26(c)	4,886,326
	Total South Korea	16,009,233
United Arab Emirates – 0.5%
	Abu Dhabi Government International Bond:
2,000,000	0.750% due 9/2/23(c)	1,972,468
1,600,000	2.500% due 4/16/25(c)	1,618,400
	Total United Arab Emirates	3,590,868
	TOTAL SOVEREIGN BONDS (Cost – $73,448,983)	71,171,443
SENIOR LOANS(a) – 7.5%
1,962,729	Elevate Textiles Inc., 5.214% (3-Month USD-LIBOR + 5.000)% due 5/1/24	1,805,711
6,606,639	First Brands Group LLC, 9.500% (3-Month USD-LIBOR + 8.500)% due 3/30/28	6,581,864
798,000	GemmaCert Ltd., due 5/19/24(e)(f)(h)	798,000
4,828,763	Golden Nugget Online Gaming LLC, 13.000% (1-Month USD-LIBOR + 12.000)% due 10/4/23	5,118,489
6,077,000	Inotiv Inc., 7.250% (3-Month USD-LIBOR + 6.250)% due 11/5/26	5,955,460
4,624,959	Lealand Finance Co. BV, 1.209% (1-Month USD-LIBOR + 1.000)% due 6/30/25	2,147,322
14,820,826	Mallinckrodt International Finance SA, due 2/28/22(h)	14,677,212
$7,211,000	Mountaineer Merger Corp., 7.750% (3-Month USD-LIBOR + 7.000)% due 10/26/28	6,994,670
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
SENIOR LOANS(a) – (continued)
4,985,386	Pixelle Specialty Solutions LLC, 7.500% (1-Month USD-LIBOR + 6.500)% due 10/31/24	$4,942,811
1,117,000	QuarterNorth Energy Holding Inc., due 8/27/26(h)	1,120,720
2,044,106	RA Acquisition Purchaser LLC, 11.000% (3-Month USD-LIBOR + 10.000)% due 5/31/23(f)	2,044,106
5,314,000	Rising Tide Holdings Inc., 9.000% (1-Month USD-LIBOR + 8.250)% due 6/1/29	5,167,865
	TOTAL SENIOR LOANS (Cost – $59,222,684)	57,354,230
ASSET-BACKED SECURITIES – 0.1%
411,011	Lendingpoint Asset Securitization Trust, Series 2021-A, Class A, 1.000% due 12/15/28(c)	409,595
	Mission Lane Credit Card Master Trust:
567,000	Series 2021-A, Class A, 1.590% due 9/15/26(c)	558,396
100,000	Series 2021-A, Class B, 2.240% due 9/15/26(c)	98,636
	TOTAL ASSET-BACKED SECURITIES (Cost – $1,077,973)	1,066,627
Shares/Units	Security	Value
COMMON STOCKS – 7.3%
Canada – 0.2%
158,308	BGP Acquisition Corp., Class A Shares*(e)	1,543,503
21,182	Frontera Energy Corp.*	217,963
	Total Canada	1,761,466
Cayman Islands – 0.1%
51,917	Ahren Acquisition Corp.*(e)	518,132
Hong Kong – 0.0%
31,074	AP Acquisition Corp.*	311,361
India – 0.1%
42,400	ReNew Energy Global PLC, Class A Shares*	334,960
Israel – 0.5%
516,578	Intercure Ltd.*	3,300,933
47,982	Target Global Acquisition I Corp., Class A Shares*	472,143
	Total Israel	3,773,076
United States – 6.4%
15,560	Alpha Partners Technology, Class A Shares*(e)(f)	7,769
31,445	AltEnergy Acquisition Corp., Class A Shares*	309,419
42,449	Anzu Special Acquisition Corp. I, Class A Shares*	413,029
241,887	Atlantic Avenue Acquisition Corp., Class A Shares*	2,377,749
7,000	AxonPrime Infrastructure Acquisition Corp.*(e)(f)	3,500
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Global Fixed Income Opportunities Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
United States – (continued)
22,982	Berenson Acquisition Corp. I*(e)(f)	$7,584
227,518	Berenson Acquisition Corp. I, Class A Shares*(e)	2,209,200
28,992	Bite Acquisition Corp.*	282,382
341,248	Carney Technology Acquisition Corp. II, Class A Shares*	3,337,405
78,146	Cartesian Growth Corp., Class A Shares*(i)	770,520
99,974	Cascade Acquisition Corp., Class A Shares*	1,003,739
54,430	CF Acquisition Corp. IV, Class A Shares*	533,958
33,728	Chain Bridge I, Class A Shares*	331,884
49,965	Clarim Acquisition Corp., Class A Shares*	486,659
47,614	Concord Acquisition Corp. III, Class A Shares*	468,998
496	Crestwood Equity Partners LP	15,262
22,785	CTO Realty Growth Inc.	1,428,392
7,769	DHB Capital Corp., Class A Shares*	75,515
44,212	Disruptive Acquisition Corp. I, Class A Shares*(e)	429,299
32,950	DP Capital Acquisition Corp. I, Class A Shares*(e)	325,216
352	Energy Harbor Corp.*	17,530
23,389	Enterprise 4.0 Technology Acquisition Corp.*(e)	231,785
69,779	Equity Distribution Acquisition Corp., Class A Shares*	687,323
33,650	EVe Mobility Acquisition Corp.*	334,818
50,925	Executive Network Partnering Corp., Class A Shares*	500,847
54,883	Forum Merger IV Corp., Class A Shares*	532,914
30,710	G Squared Ascend II Inc., Class A Shares*	298,808
24,090	G&P Acquisition Corp., Class A Shares*	238,009
116,398	Galata Acquisition Corp., Class A Shares*(e)	1,139,536
169,810	Global Consumer Acquisition Corp.*	1,689,609
33,614	Global Partner Acquisition Corp. II, Class A Shares*	327,736
86,133	Golden Falcon Acquisition Corp., Class A Shares*	842,381
58,863	Hamilton Lane Alliance Holdings I Inc., Class A Shares*	574,503
79,155	Heartland Media Acquisition Corp.*	789,967
60,053	Isleworth Healthcare Acquisition Corp.*	592,723
60,777	Jackson Acquisition Co.*	604,123
39,695	Juniper II Corp., Class A Shares*	390,996
56,707	KnightSwan Acquisition Corp.*	564,802
61,669	KORE Group Holdings Inc.*	318,212
18,015	Latch Inc.*	74,402
8,886	Leafly Holdings Inc.*	65,845
14,762	LMF Acquisition Opportunities Inc., Class A Shares*	148,653
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Global Fixed Income Opportunities Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
United States – (continued)
95,500	Magellan Midstream Partners LP	$4,633,660
3,221	MarketWise Inc.*	16,588
534,907	Mason Industrial Technology Inc., Class A Shares*	5,204,645
17,046	Noble Rock Acquisition Corp., Class A Shares*	166,028
50,934	Omnichannel Acquisition Corp., Class A Shares*(i)	506,284
13,629	OmniLit Acquisition Corp.*	136,563
50,040	One Equity Partners Open Water I Corp., Class A Shares*	487,890
35,964	Parabellum Acquisition Corp.*(e)(f)	11,329
22,071	Pearl Holdings Acquisition Corp.*	219,606
45,730	Peridot Acquisition Corp. II, Class A Shares*	444,496
4,986	Pontem Corp., Class A Shares*	48,614
55,809	PROOF Acquisition Corp. I*	556,974
14,913	PWP Forward Acquisition Corp. I, Class A Shares*	144,880
52	Real Alloy Holding Inc.*(e)(f)	2,602,000
621,485	Rescap Liquidating Trust*(e)	372,891
10,650	Revelstone Capital Acquisition Corp.*(e)(f)	3,168
47,352	RMG Acquisition Corp. III, Class A Shares*	461,682
44,283	Rocket Lab USA Inc.*	422,460
9,458	RXR Acquisition Corp., Class A Shares*	91,837
31,748	SDCL EDGE Acquisition Corp., Class A Shares*	306,686
95,059	Seaport Global Acquisition II Corp., Class A Shares*	938,232
31,420	SportsMap Tech Acquisition Corp.*(e)	309,801
74,306	Stratim Cloud Acquisition Corp.*	722,254
6,517	Superior Energy Services Inc.*(e)	296,524
76,153	Tailwind International Acquisition Corp., Class A Shares*	741,730
29,889	Tech & Energy Transition Corp., Class A Shares*	290,521
138,239	Tekkorp Digital Acquisition Corp., Class A Shares*	1,357,507
63,905	TG Venture Acquisition Corp.*(e)	629,464
81,494	Tishman Speyer Innovation Corp. II, Class A Shares*	793,752
27,856	Trine II Acquisition Corp., Class A Shares*	274,939
38,605	VMG Consumer Acquisition Corp., Class A Shares*	380,259
12,801	Zanite Acquisition Corp., Class A Shares*(i)	130,826
	Total United States	49,487,091
	TOTAL COMMON STOCKS (Cost – $54,056,803)	56,186,086
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Global Fixed Income Opportunities Fund (continued)

Shares/Units	Security	Value
EXCHANGE TRADED FUNDS (ETFs) – 3.4%
United States – 3.5%
32,300	Defiance NextGen SPAC Derived	$573,002
306,466	iShares iBoxx High Yield Corporate Bond	25,642,010
	Total United States	26,215,012
	TOTAL EXCHANGE TRADED FUNDS (ETFs) (Cost – $27,292,461)	26,215,012
PREFERRED STOCKS – 2.4%
Bermuda – 0.2%
25,926	Aspen Insurance Holdings Ltd., 5.625%(d)	622,742
	Athene Holding Ltd.:
4,000	6.350% (5-Year CMT Index + 5.970)%(a)(d)	108,400
24,704	6.375% (5-Year CMT Index + 5.970)%(a)(d)	666,761
20,038	Enstar Group Ltd., 7.000% (3-Month USD-LIBOR + 4.015)%(a)(d)	532,410
	Total Bermuda	1,930,313
United Kingdom – 0.4%
125,826	Argo Blockchain PLC, 8.750%	2,768,172
United States – 1.8%
13,299	Air Lease Corp., 6.150% (3-Month USD-LIBOR + 3.650)%(a)(d)	333,539
31,620	American Equity Investment Life Holding Co., 6.625% (5-Year CMT Index + 6.297)%(a)(d)	838,246
5,450	AT&T Inc., 4.750%(d)	119,137
5,520	Bank of America Corp., 4.375%(d)	122,158
3,290	CoBank ACB, 6.250% (3-Month USD-LIBOR + 4.557)%(a)(d)	336,402
1,000	Dairy Farmers of America Inc., 7.875%*(c)(d)(e)	100,500
35,800	Delphi Financial Group Inc., 3.696% (3-Month USD-LIBOR + 3.190)%(a)	814,450
2,600	Energy Transfer LP, 7.600% (3-Month USD-LIBOR + 5.161)%(a)(d)	63,544
11,970	Farm Credit Bank of Texas, 6.750% (3-Month USD-LIBOR + 4.010)%(a)(c)(d)	1,232,910
62,996	Federal Home Loan Mortgage Corp., 5.100%*(d)(e)	210,407
57,977	Federal National Mortgage Association, 8.250%*(a)(d)	153,639
213,039	Fossil Group Inc., 7.000%*	5,245,020
59,120	Morgan Stanley, 5.850% (3-Month USD-LIBOR + 3.491)%(a)(d)	1,593,284
15,933	New York Community Bancorp Inc., 6.375% (3-Month USD-LIBOR + 3.821)%(a)(d)	430,350
3,300	NiSource Inc., 6.500% (5-Year CMT Index + 3.632)%(a)(d)	86,394
49,161	NuStar Energy LP, 7.625% (3-Month USD-LIBOR + 5.643)%(a)(d)	1,019,599
7,500	Reinsurance Group of America Inc., 5.750% (3-Month USD-LIBOR + 4.040)%(a)	204,000
6,165	Synchrony Financial, 5.625%(d)	152,522
7,928	Synovus Financial Corp., 5.875% (5-Year CMT Index + 4.127)%(a)(d)	211,440
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Global Fixed Income Opportunities Fund (continued)

Shares/Units	Security	Value
PREFERRED STOCKS – (continued)
United States – (continued)
3,240	Western Alliance Bancorp, 4.250% (5-Year CMT Index + 3.452)%(a)(d)	$80,417
6,536	Wintrust Financial Corp., 6.875% (5-Year CMT Index + 6.507)%(a)(d)	175,492
	Total United States	13,523,450
	TOTAL PREFERRED STOCKS (Cost – $19,546,698)	18,221,935
WARRANTS – 0.0%
Bermuda – 0.0%
558,670	McDermott International Ltd., due 06/30/27, Strike Price $0.00*(e)	—
502,803	WT PUR COM, due 06/30/27, Strike Price $0.00*(e)	—
	Total Bermuda	—
Brazil – 0.0%
58,463	OAS SA, due 05/16/39, Strike Price BRL 1.00*(e)(f)	—
Cayman Islands – 0.0%
15,994	Target Global Trade Inc., due 12/31/27, Strike Price $11.50(e)	6,397
Israel – 0.0%
41,956	GemmaCert Ltd., due 05/19/26, Strike Price $0.00*(e)(f)	—
United States – 0.0%
46,666	AxonPrime Infrastructure Acquisition Corp., due 07/08/23, Strike Price $11.50*(e)(i)	23,333
108,811	Berenson Acquisition Corp. I, due 08/01/26, Strike Price $11.50*(e)	35,908
2,589	DHB Capital Corp., due 03/15/28, Strike Price $11.50*(e)	1,130
71,090	Leafly Holdings Inc., due 11/07/26, Strike Price $11.50*(e)	68,723
27,754	Seaport Global Acquisition II Corp., due 11/01/23, Strike Price $11.50*(e)	9,436
	Total United States	138,530
	TOTAL WARRANTS (Cost – $855,251)	144,927
TRADE CLAIMS – 1.2%
9,959,000	Brazos Electric Power Cooperative Inc., 0.000% due 9/28/23(e)(f)	8,963,100
	TOTAL TRADE CLAIMS (Cost – $9,053,255)	8,963,100
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost – $762,706,822)	745,304,656
Face Amount	Security	Value
SHORT-TERM INVESTMENTS – 6.3%
TIME DEPOSITS – 6.1%
$43,881,501	BNP Paribas – Paris, 0.005% due 3/1/22	43,881,501
2,340,861	Royal Bank of Canada – Toronto, 0.005% due 3/1/22	2,340,861
578,703	Skandinaviska Enskilda Banken AB – Stockholm, 0.005% due 3/1/22	578,703
	TOTAL TIME DEPOSITS (Cost – $46,801,065)	46,801,065
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Global Fixed Income Opportunities Fund (continued)

Shares/Units	Security	Value
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING – 0.2%
MONEY MARKET FUND – 0.2%
1,290,964	Federated Government Obligations Fund, Premier Class, 0.025%(j) (Cost – $1,290,964)	$1,290,964
	TOTAL INVESTMENTS – 103.6% (Cost – $810,798,851)	793,396,685
	Liabilities in Excess of Other Assets – (3.6)%	(27,875,350)
	TOTAL NET ASSETS – 100.0%	$765,521,335

†
Face amount denominated in U.S. dollars, unless otherwise noted.

*
Non-income producing security.

(a)
Variable rate security. Interest rate disclosed is that which was in effect at February 28, 2022.

(b)
Payment in-kind security for which part of the income earned may be paid as additional principal.

(c)
Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at February 28, 2022, amounts to $214,858,857 and represents 28.07% of net assets.

(d)
Security is perpetual in nature and has no stated maturity date.

(e)
Illiquid security. The aggregate value of illiquid holdings at February 28, 2022, amounts to $51,442,299 and represents 6.72% of net assets.

(f)
Security is valued in good faith at fair value by or under the direction of the Board of Trustees using significant unobservable inputs.

(g)
All or a portion of this security is pledged by the Fund as collateral for short sales or derivative transactions.

(h)
This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

(i)
All or a portion of this security is on loan (See Note 5).

(j)
Represents investment of collateral received from securities lending transactions.

Abbreviations used in this schedule:
CMT	—	Constant Maturity Treasury Index
EURIBOR	—	Euro Interbank Offered Rate
ICE	—	Intercontinental Exchange
LIBOR	—	London Interbank Offered Rate
LLC	—	Limited Liability Company
LP	—	Limited Partnership
NIBOR	—	Norwegian Interbank Offered Rate
PCL	—	Public Company Limited
PLC	—	Public Limited Company
SOFR	—	Secured Overnight Financing Rate
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Global Fixed Income Opportunities Fund (continued)

Summary of Investments by Security Type^ (Unaudited)
Corporate Bonds & Notes	63.8%
Sovereign Bonds	9.0
Senior Loans	7.2
Common Stocks	7.1
Exchange Traded Funds (ETFs)	3.3
Preferred Stocks	2.3
Trade Claims	1.1
Asset-Backed Securities	0.1
Warrants	0.0*
Short-Term Investments	5.9
Money Market Fund	0.2
100.0%

^
As a percentage of total investments.

*
Position represents less than 0.05%

Schedule of Options Contracts Written
Equity Options
Number of Contracts	Notional Amount	Security Name	Counterparty	Expiration Date	Exercise Rate	Value
315	$2,635,605	iShares iBoxx High Yield	BNP	3/18/22	$85.00	$(3,465)
315	$2,635,605	iShares iBoxx High Yield	BNP	4/14/22	$81.00	(22,995)
1,272	$10,642,824	iShares iBoxx High Yield	BNP	6/17/22	$79.00	(134,832)
472	$2,290,144	Magellan Midstream Partners LP	BNP	3/18/22	$47.50	(69,422)
315	$1,528,380	Magellan Midstream Partners LP	BNP	4/14/22	$47.50	(75,600)
424	$334,960	ReNew Energy Global PLC	BNP	3/18/22	$7.50	(36,040)
		TOTAL OPTIONS CONTRACTS WRITTEN
		(Premiums received – $299,242)				$(342,354)
At February 28, 2022, Destinations Global Fixed Income Opportunities Fund had open forward foreign currency contracts as described below.
The unrealized appreciation/(depreciation) on the open contracts reflected in the accompanying financial statements were as follows:
Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Swedish Krona	3,850,500	BBH	$407,066	3/15/22	$—	$(5,675)	$(5,675)
Contracts to Sell:
Euro	26,326,000	BBH	29,535,538	3/15/22	$653,539	$—	$653,539
Norwegian Krone	32,548,000	BBH	3,693,692	3/15/22	12,072	—	12,072
Swedish Krona	12,468,750	BBH	1,318,166	3/15/22	29,804	—	29,804
					$695,415	$—	$695,415
Net Unrealized Appreciation on Open Forward Foreign Currency Contracts					$695,415	$(5,675)	$689,740
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Global Fixed Income Opportunities Fund (continued)

Currency Abbreviations used in this schedule:
EUR	—	Euro
NOK	—	Norwegian Krone
SEK	—	Swedish Krona
Counterparty Abbreviations used in this schedule:
BBH	—	Brown Brothers Harriman & Co.
BNP	—	BNP Paribas SA

Face Amount†	Security	Value
SECURITIES SOLD SHORT – 4.1%
CORPORATE BONDS & NOTES – 0.3%
Consumer Non-cyclical – 0.0%
$322,000	McKesson Corp., Senior Unsecured Notes, 3.950% due 2/16/28	$340,455
Financial – 0.3%
1,940,000	FS Energy & Power Fund, Senior Secured Notes, 7.500% due 8/15/23(a)	2,003,050
	TOTAL CORPORATE BONDS & NOTES (Proceeds – $2,329,457)	2,343,505
Shares/Units
EXCHANGE TRADED FUNDS (ETFs) – 3.5%
32,300	Defiance NextGen SPAC Derived	573,002
306,466	iShares iBoxx High Yield Corporate Bond	25,642,010
	TOTAL EXCHANGE TRADED FUNDS (ETFs) (Proceeds – $27,308,481)	26,215,012
COMMON STOCKS – 0.3%
ENERGY – 0.2%
Pipelines – 0.2%
32,500	Magellan Midstream Partners LP	1,576,900
INDUSTRIAL – 0.1%
Aerospace/Defense – 0.1%
44,283	Rocket Lab USA Inc.*	422,460
Environmental Control – 0.0%
13,400	GFL Environmental Inc.	391,950
	TOTAL INDUSTRIAL	814,410
TECHNOLOGY – 0.0%
Software – 0.0%
18,015	Latch Inc.*	74,402
	TOTAL COMMON STOCKS (Proceeds – $2,549,452)	2,465,712
	TOTAL SECURITIES SOLD SHORT – 4.1% (Proceeds – $32,187,390)	$31,024,229
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Global Fixed Income Opportunities Fund (concluded)

†
Face amount denominated in U.S. dollars, unless otherwise noted.

*
Non-income producing security.

(a)
Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at February 28, 2022, amounts to $2,003,050 and represents 0.26% of net assets.

See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Municipal Fixed Income Fund

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – 87.2%
Alabama – 1.3%
$2,000,000	AA-	Auburn University, Revenue Bonds, Series A, 5.000% due 6/1/35	$2,367,195
2,540,000	A2(a)	Lower Alabama Gas District, Revenue Bonds, 4.000% due 12/1/50(b)	2,730,866
		Mobile County Board of School Commissioners, Special Tax:
260,000	A	5.000% due 3/1/28	294,232
175,000	A	5.000% due 3/1/29	197,883
180,000	A	5.000% due 3/1/30	203,827
185,000	A	5.000% due 3/1/31	209,537
145,000	A	5.000% due 3/1/32	164,284
215,000	A	5.000% due 3/1/33	243,911
3,500,000	A1(a)	Southeast Alabama Gas Supply District, Revenue Bonds, Series A, 4.000% due 6/1/49(b)	3,668,322
1,500,000	A1(a)	Southeast Energy Authority A Cooperative District, Revenue Bonds, Series B, 4.000% due 12/1/51(b)	1,701,631
		Total Alabama	11,781,688
Alaska – 0.1%
1,000,000	AA+	Alaska Housing Finance Corp., Revenue Bonds, Series A, 5.000% due 6/1/30	1,165,689
215,000	AA-	State of Alaska, GO, Series A, 5.000% due 8/1/33	238,735
		Total Alaska	1,404,424
Arizona – 3.1%
		Arizona Department of Transportation State Highway Fund Revenue, Revenue Bonds:
5,000,000	AA+	5.000% due 7/1/27	5,744,947
3,810,000	AA+	5.000% due 7/1/34	4,334,663
2,000,000	AA	Arizona State University, Revenue Bonds, Series A, 5.000% due 7/1/39	2,436,229
		City of Glendale AZ, Revenue Bonds:
105,000	AA	Series A, 5.000% due 7/1/23	110,563
230,000	AA	Series A, 5.000% due 7/1/27	256,097
215,000	AA	Series A, 5.000% due 7/1/28	238,951
235,000	AA	Series A, 5.000% due 7/1/29	261,098
85,000	AA	Series A, 5.000% due 7/1/32	98,936
		City of Glendale AZ Transportation Excise Tax Revenue, Revenue Bonds, AGM:
55,000	AA	5.000% due 7/1/24	59,768
105,000	AA	5.000% due 7/1/26	117,095
		City of Phoenix Civic Improvement Corp., Revenue Bonds:
65,000	A+	Series A, 5.000% due 7/1/27(c)	75,298
90,000	A+	Series A, 5.000% due 7/1/28(c)	103,529
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Arizona – (continued)
$6,365,000	AAA	Series B, 4.000% due 7/1/29	$6,725,701
1,000,000	AAA	City of Scottsdale AZ, GO, 5.000% due 7/1/23	1,053,667
160,000	A+	Coconino County Pollution Control Corp., Revenue Bonds, 1.875% due 9/1/32(b)(c)	161,105
		County of Pima AZ Sewer System Revenue, Revenue Bonds:
15,000	AA	Series A, 5.000% due 7/1/22	15,216
30,000	AA	Series A, Prerefunded 7/1/22 @ 100, 5.000% due 7/1/23(d)	30,432
		Maricopa County Industrial Development Authority, Revenue Bonds:
800,000	AA-	5.000% due 1/1/46(b)	906,927
200,000	A2(a)	5.000% due 7/1/47	235,694
190,000	AA-	Series A, 4.000% due 1/1/24	199,476
145,000	AA-	Series A, 5.000% due 1/1/23	149,932
60,000	AA-	Series A, 5.000% due 1/1/24	64,075
225,000	AA-	Series A, 5.000% due 1/1/25	246,902
735,000	A2(a)	Series B, 5.000% due 9/1/45(b)	798,540
430,000	AA-	Series B, 5.000% due 1/1/48(b)	441,327
290,000	AA-	Series C, 5.000% due 1/1/48(b)	316,248
		Salt River Project Agricultural Improvement & Power District, Revenue Bonds:
2,000,000	AA+	Series A, 5.000% due 1/1/29	2,448,819
145,000	AA+	Series A, 5.000% due 1/1/33	172,182
		State of Arizona, COP:
225,000	AA-	Series A, 5.000% due 10/1/22	230,591
300,000	AA-	Series A, 5.000% due 10/1/23	318,557
310,000	AA-	Series A, 5.000% due 10/1/24	339,258
		Total Arizona	28,691,823
California – 3.5%
60,000	A-	Alameda Corridor Transportation Authority, Revenue Bonds, Series A, 5.000% due 10/1/23	63,546
210,000	AA	Bay Area Toll Authority, Revenue Bonds, Series B, 2.850% due 4/1/47(b)	216,931
115,000	AA-	California Health Facilities Financing Authority, Revenue Bonds, Series A, 5.000% due 7/1/25	121,062
		California State Public Works Board, Revenue Bonds:
60,000	A+	Series A, 5.000% due 4/1/22	60,219
145,000	A+	Series A, 5.000% due 4/1/23	145,529
30,000	A+	Series G, 5.000% due 11/1/23	30,845
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
California – (continued)
$30,000	A+	Series G, 5.000% due 11/1/24	$30,845
		City of Los Angeles Department of Airports, Revenue Bonds:
500,000	AA-	4.000% due 5/15/37(c)	564,397
650,000	AA-	4.000% due 5/15/38(c)	732,091
675,000	AA-	4.000% due 5/15/39(c)	758,601
650,000	AA-	4.000% due 5/15/40(c)	729,095
3,000,000	AA-	City of Riverside CA Sewer Revenue, Revenue Bonds, Series A, 5.000% due 8/1/36	3,603,570
		Golden State Tobacco Securitization Corp., Revenue Bonds:
175,000	A+	Series A, AMBAC, zero coupon, due 6/1/24	169,989
145,000	A+	Series A, Prerefunded 6/01/23 @ 100, 5.000% due 6/1/29(d)	152,193
115,000	NR	Series A1, 5.000% due 6/1/25	128,139
30,000	NR	Series A1, 5.000% due 6/1/26	34,326
290,000	AA-	Los Angeles Department of Water & Power Power System Revenue, Revenue Bonds, Series A, 5.000% due 7/1/29	319,760
1,500,000	Aa3(a)	Los Angeles Unified School District, GO, Series A, 5.000% due 7/1/27	1,767,667
1,980,000	AAA	Moulton-Niguel Water District, COP, 3.000% due 9/1/37	2,101,562
		Oakland Unified School District, GO:
100,000	AA	AGM, 5.000% due 8/1/26	111,959
30,000	A-	Series A, 5.000% due 8/1/28	33,513
145,000	NR	Port of Oakland, Revenue Bonds, 5.000% due 5/1/22(c)	146,027
90,000	A	Sacramento City Financing Authority, Special Tax, Series A, NPFG, zero coupon due 12/1/26	81,725
255,000	AA-	San Diego Convention Center Expansion Financing Authority, Revenue Bonds, Series A, Prerefunded 4/15/22 @ 100, 5.000% due 4/15/23(d)	256,364
		San Diego County Regional Transportation Commission, Revenue Bonds:
600,000	AA	Series B, 5.000% due 4/1/34	763,392
250,000	AA	Series B, 5.000% due 4/1/35	317,226
300,000	AA	Series B, 5.000% due 4/1/36	379,152
400,000	AA	Series B, 5.000% due 4/1/37	504,967
500,000	AA	Series B, 5.000% due 4/1/38	629,014
500,000	AA	Series B, 5.000% due 4/1/39	627,801
515,000	AA	Series B, 5.000% due 4/1/40	642,610
185,000	A	San Francisco City & County Airport Comm-San Francisco International Airport, Revenue Bonds, Series A, 5.000% due 5/1/37(c)	216,647
400,000	AA+	Santa Clara County Financing Authority, Revenue Bonds, Series A, 3.000% due 5/1/39	415,311
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
California – (continued)
		State of California, GO:
$760,000	AA-	4.000% due 3/1/26	$835,634
3,000,000	AA-	5.000% due 12/1/27	3,567,428
80,000	AA-	5.000% due 9/1/29	92,141
1,000,000	AA-	5.000% due 4/1/30	1,248,601
760,000	AA-	5.000% due 8/1/30	893,043
3,310,000	AA-	5.000% due 9/1/30	4,165,678
3,000,000	AA-	5.000% due 4/1/36	3,646,032
435,000	AA-	Series B, 5.000% due 8/1/26	500,725
205,000	AA-	Series C, 5.000% due 8/1/29	235,595
100,000	A1(a)	Washington Township Health Care District, GO, Series A, 5.500% due 8/1/40	109,188
230,000	AA-	West Contra Costa Unified School District, GO, Series Prerefunded 8/1/22 @ 100, 5.000% due 8/1/26(d)	234,106
		Total California	32,384,246
Colorado – 1.6%
		City & County of Denver CO Airport System Revenue, Revenue Bonds:
65,000	A+	Series A, 5.000% due 11/15/24(c)	70,636
315,000	A	Series A, 5.000% due 12/1/26(c)	357,706
30,000	A+	Series A, 5.000% due 11/15/27(c)	34,732
195,000	A+	Series A, 5.000% due 11/15/28(c)	225,710
145,000	A+	Series A, 5.000% due 11/15/29(c)	167,210
115,000	A+	Series A, 5.000% due 11/15/30(c)	132,642
915,000	A+	Series C, 5.000% due 11/15/30	1,117,444
		Colorado Health Facilities Authority, Revenue Bonds:
655,000	#Aaa(a)	zero coupon, due 7/15/22	653,402
215,000	A	2.800% due 5/15/42(b)	217,646
2,115,000	AA	5.000% due 11/15/36(b)	2,247,826
190,000	Baa1(a)	5.000% due 9/1/46	212,220
640,000	AA	5.000% due 11/15/49(b)	736,511
500,000	A-	Series A, 5.000% due 8/1/44	580,227
325,000	A-	Series B2, 5.000% due 8/1/49(b)	362,641
90,000	AA	Colorado Housing & Finance Authority, Revenue Bonds, Series H, 4.250% due 11/1/49	96,239
1,500,000	AAA	Metro Wastewater Reclamation District, Revenue Bonds, Series A, Prerefunded 4/1/22 @ 100, 4.000% due 4/1/30(d)	1,504,267
2,000,000	AA+	Regional Transportation District Sales Tax Revenue, Revenue Bonds, 0.900% due 11/1/26	1,904,672
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Colorado – (continued)
$2,250,000	AA-	State of Colorado, COP, Series A, 4.000% due 12/15/36	$2,538,117
1,435,000	Aa1(a)	University of Colorado, Revenue Bonds, Series C, 2.000% due 6/1/54(b)	1,449,499
		Vauxmont Metropolitan District, GO, AGM:
125,000	AA	5.000% due 12/15/27	140,180
120,000	AA	5.000% due 12/15/29	134,441
135,000	AA	5.000% due 12/15/31	151,081
285,000	AA	5.000% due 12/1/34	347,335
		Total Colorado	15,382,384
Connecticut – 2.2%
		Connecticut State Health & Educational Facilities Authority, Revenue Bonds:
1,075,000	AAA	Series 2017 B1, 5.000% due 7/1/29	1,331,906
410,000	A	Series A, 5.000% due 7/1/34	498,796
505,000	AA-	Series B, 1.800% due 7/1/49(b)	509,408
65,000	A-	Series S, 5.000% due 7/1/26	73,660
30,000	A-	Series S, 5.000% due 7/1/29	35,346
4,465,000	AAA	Series V1, 0.020% due 7/1/36(b)	4,465,000
		State of Connecticut, GO:
90,000	A+	Series A, 5.000% due 3/15/26	102,512
375,000	A+	Series A, 5.000% due 4/15/26	428,096
150,000	A+	Series A, 5.000% due 4/15/30	182,417
170,000	A+	Series A, 5.000% due 4/15/34	205,377
60,000	A+	Series A, 5.000% due 4/15/35	72,418
175,000	A+	Series B, 5.000% due 1/15/26	198,426
2,100,000	A+	Series D, 5.000% due 7/15/25	2,348,150
85,000	A+	Series E, 5.000% due 9/15/23	86,812
100,000	A+	Series E, 5.000% due 10/15/26	115,684
150,000	A+	Series E, 5.000% due 10/15/29	172,224
1,600,000	A+	Series F, 5.000% due 9/15/26	1,846,937
		State of Connecticut Special Tax Revenue, Revenue Bonds:
2,250,000	AA-	Series C, 5.000% due 1/1/30	2,782,846
1,500,000	AA-	Series D, 4.000% due 11/1/39	1,722,722
1,500,000	AA-	Series D, 4.000% due 11/1/40	1,719,530
1,500,000	AAA	Town of Greenwich CT, GO, 5.000% due 1/15/23	1,554,904
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Connecticut – (continued)
$330,000	A+	University of Connecticut, Revenue Bonds, Series A, 5.000% due 11/1/27	$389,525
		Total Connecticut	20,842,696
Delaware – 0.4%
		Delaware River & Bay Authority, Revenue Bonds:
35,000	A	Series C, 5.000% due 1/1/24	37,430
80,000	A	Series C, 5.000% due 1/1/25	85,418
220,000	A	Delaware State Economic Development Authority, Revenue Bonds, 1.050% due 1/1/31(b)	214,240
3,160,000	NR	State of Delaware, GO, Series B, Prerefunded 7/1/24 @ 100, 5.000% due 7/1/27(d)	3,427,847
		Total Delaware	3,764,935
District of Columbia – 0.7%
2,000,000	AA+	District of Columbia, GO, Series C, 5.000% due 6/1/34	2,160,221
		Metropolitan Washington Airports Authority Aviation Revenue, Revenue Bonds:
50,000	A+	Series A, 5.000% due 10/1/22(c)	51,177
75,000	A+	Series A, 5.000% due 10/1/23(c)	79,371
2,625,000	A+	Series A, 5.000% due 10/1/24(c)	2,855,959
115,000	A+	Series A, 5.000% due 10/1/28(c)	135,942
120,000	A+	Series A, 5.000% due 10/1/29(c)	141,081
95,000	A+	Series A, 5.000% due 10/1/30(c)	111,455
205,000	A+	Series A, 5.000% due 10/1/31(c)	239,083
60,000	A+	Series A, 5.000% due 10/1/34(c)	69,076
55,000	A+	Series A, 5.000% due 10/1/36(c)	63,292
400,000	A-	Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Revenue Bonds, 4.000% due 10/1/35	441,603
240,000	AA-	Washington Metropolitan Area Transit Authority, Revenue Bonds, Series B, 5.000% due 7/1/34	279,215
		Total District of Columbia	6,627,475
Florida – 3.8%
		Brevard County School District, COP:
95,000	Aa3(a)	5.000% due 7/1/27	102,892
215,000	Aa3(a)	5.000% due 7/1/30	232,552
85,000	Aa3(a)	Series C, 5.000% due 7/1/24	91,735
60,000	A+	Citizens Property Insurance Inc., Revenue Bonds, Series A1, 5.000% due 6/1/22	60,655
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Florida – (continued)
		City of Jacksonville FL, Revenue Bonds:
$115,000	A+	5.000% due 10/1/22	$117,906
155,000	A+	5.000% due 10/1/23	158,640
55,000	A+	City of Tampa FL, Revenue Bonds, 5.000% due 9/1/28	56,099
		County of Broward FL Airport System Revenue, Revenue Bonds:
60,000	A	5.000% due 10/1/30(c)	69,077
90,000	A	5.000% due 10/1/31(c)	103,611
120,000	A	Series A, 5.000% due 10/1/29(c)	132,942
85,000	A	Series A, 5.000% due 10/1/31(c)	94,012
115,000	A	Series A, 5.000% due 10/1/32(c)	127,192
1,000,000	A	Series B, 5.000% due 10/1/29(c)	1,193,352
90,000	A	Series Q1, 5.000% due 10/1/23	91,981
		County of Hillsborough FL Solid Waste & Resource Recovery Revenue, Revenue Bonds:
50,000	AA+	Series A, 5.000% due 9/1/22(c)	51,044
60,000	AA+	Series A, 5.000% due 9/1/23(c)	63,218
65,000	AA+	Series A, 5.000% due 9/1/24(c)	70,352
65,000	AA+	Series A, 5.000% due 9/1/26(c)	74,316
		County of Miami-Dade FL, Revenue Bonds:
160,000	A+	5.000% due 10/1/28	183,913
120,000	A+	5.000% due 10/1/29	137,706
215,000	A+	5.000% due 10/1/30	246,722
65,000	A+	Series A, Prerefunded 10/01/22 @ 100, 5.000% due 10/1/25(d)	66,615
120,000	AA	County of Miami-Dade FL, GO, Series A, 5.000% due 11/1/23	127,740
		County of Miami-Dade FL Aviation Revenue, Revenue Bonds:
85,000	A-	Series A, 5.000% due 10/1/22(c)	86,977
290,000	A-	Series A, 5.000% due 10/1/24(c)	296,658
55,000	A-	Series A, 5.000% due 10/1/27(c)	59,577
80,000	A-	Series A, 5.000% due 10/1/29(c)	86,446
70,000	A-	Series A, 5.000% due 10/1/30	79,932
30,000	A-	Series A, 5.000% due 10/1/31	34,241
160,000	A-	Series A, 5.000% due 10/1/33(c)	172,682
70,000	A-	Series A, 5.000% due 10/1/35(c)	75,456
65,000	A-	Series B, 5.000% due 10/1/24	66,550
215,000	A-	Series B, 5.000% due 10/1/37	231,815
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Florida – (continued)
$500,000	A-	Series B, 5.000% due 10/1/40(c)	$571,669
50,000	AA	County of Miami-Dade FL Transit System, Revenue Bonds, Series Prerefunded 7/1/22 @ 100, 5.000% due 7/1/42(d)	50,728
		Duval County Public Schools, COP:
125,000	A+	Series B, 5.000% due 7/1/27	138,925
30,000	A+	Series B, 5.000% due 7/1/28	33,321
190,000	A+	Series B, 5.000% due 7/1/30	210,708
		Florida Municipal Power Agency, Revenue Bonds:
30,000	A2(a)	5.000% due 10/1/24	32,799
45,000	A2(a)	5.000% due 10/1/27	50,518
80,000	A1(a)	Series A, 5.000% due 10/1/22	81,969
355,000	A2(a)	Series A, 5.000% due 10/1/26	363,669
55,000	A2(a)	Series A, 5.000% due 10/1/30	62,984
60,000	A2(a)	Series A, 5.000% due 10/1/31	68,596
2,500,000	AA	Florida’s Turnpike Enterprise, Revenue Bonds, Series C, 4.375% due 7/1/37	2,598,299
		Greater Orlando Aviation Authority, Revenue Bonds:
100,000	A+	Series A, Prerefunded 10/01/27 @ 100, 5.000% due 10/1/28(c)(d)	118,117
60,000	A+	Series A, Prerefunded 10/01/27 @ 100, 5.000% due 10/1/30(c)(d)	70,870
		Halifax Hospital Medical Center, Revenue Bonds:
35,000	A-	5.000% due 6/1/28	38,635
70,000	A-	5.000% due 6/1/35	76,919
		Hillsborough County Port District, Revenue Bonds:
850,000	A(e)	Series B, 5.000% due 6/1/33(c)	988,554
185,000	A(e)	Series B, 5.000% due 6/1/38(c)	214,214
75,000	AA-	Indian River County District School Board, COP, Series A, 5.000% due 7/1/24	80,907
200,000	A	JEA Electric System Revenue, Revenue Bonds, Series B, 5.000% due 10/1/26	230,560
		Lake County School Board, COP, AGM:
30,000	AA	Series A, Prerefunded 6/1/24 @ 100, 5.000% due 6/1/25(d)	32,459
50,000	AA	Series A, Prerefunded 6/1/24 @ 100, 5.000% due 6/1/26(d)	54,098
15,000	AA	Series A, Prerefunded 6/1/24 @ 100, 5.000% due 6/1/28(d)	16,230
		Lee Memorial Health System, Revenue Bonds:
550,000	A+	Series A1, 5.000% due 4/1/33	659,990
415,000	A+	Series A1, 5.000% due 4/1/35	497,122
755,000	A+	Series A2, 5.000% due 4/1/33(b)	841,982
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Florida – (continued)
		Miami-Dade County Expressway Authority, Revenue Bonds:
$45,000	A	Series A, 5.000% due 7/1/31	$51,136
115,000	A	Series A, 5.000% due 7/1/32	130,733
95,000	A	Series A, 5.000% due 7/1/33	107,784
30,000	A	Series A, 5.000% due 7/1/34	34,024
235,000	A	Series A, 5.000% due 7/1/40	241,085
85,000	A	Series A, 5.000% due 7/1/44	90,926
		Orange County Health Facilities Authority, Revenue Bonds:
200,000	A+	Series A, 5.000% due 10/1/39	226,390
365,000	A+	Series A, Prerefunded 4/1/22 @ 100, 5.000% due 10/1/42(d)	366,317
150,000	A+	Series B, Prerefunded 4/1/22 @ 100, 5.000% due 10/1/42(d)	150,541
		Orange County School Board, COP:
115,000	Aa2(a)	Series B, Prerefunded 8/1/22 @ 100, 5.000% due 8/1/26(d)	117,053
200,000	Aa2(a)	Series C, Prerefunded 8/1/25 @ 100, 5.000% due 8/1/29(d)	223,918
50,000	AA	Orlando Utilities Commission, Revenue Bonds, Series A, 5.000% due 10/1/23	53,077
		Palm Beach County Health Facilities Authority, Revenue Bonds:
10,000	WD(e)	5.000% due 12/1/23	10,665
20,000	WD(e)	5.000% due 12/1/24	21,998
		Palm Beach County School District, COP:
55,000	Aa3(a)	Series A, 5.000% due 8/1/22	55,984
35,000	Aa3(a)	Series A, 5.000% due 8/1/23	36,927
40,000	Aa3(a)	Series A, 5.000% due 8/1/24	43,552
705,000	Aa3(a)	Series A, 5.000% due 8/1/26	810,868
300,000	Aa3(a)	Series B, 5.000% due 8/1/26	335,877
240,000	Aa3(a)	Series B, 5.000% due 8/1/27	268,020
160,000	Aa3(a)	Series B, 5.000% due 8/1/28	178,454
695,000	Aa3(a)	Series D, 5.000% due 8/1/26	778,115
315,000	Aa3(a)	Series D, 5.000% due 8/1/27	351,776
110,000	Aa3(a)	Series D, 5.000% due 8/1/28	122,687
300,000	AA	Pasco County School Board, COP, Series D, AGM-Insured, 5.000% due 8/1/30	369,300
		School Board of Miami-Dade County, COP:
120,000	AA	AGM, Series A, 5.000% due 5/1/27	133,153
570,000	A+	Series A, 5.000% due 5/1/31	642,623
220,000	A+	Series B, 5.000% due 8/1/27	251,820
395,000	A+	Series B, 5.000% due 5/1/28	435,968
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Florida – (continued)
$340,000	A+	Series D, 5.000% due 11/1/24	$371,809
355,000	A+	Series D, 5.000% due 11/1/25	387,627
230,000	A+	Series D, 5.000% due 11/1/26	251,138
115,000	A+	Series D, 5.000% due 2/1/29	129,105
190,000	A+	Series D, 5.000% due 2/1/30	212,845
		School District of Broward County, COP:
145,000	A+	Series A, 5.000% due 7/1/22	147,092
45,000	A+	Series A, 5.000% due 7/1/25	45,632
460,000	A+	Series A, 5.000% due 7/1/26	499,921
265,000	A+	Series A, 5.000% due 7/1/27	295,618
115,000	A+	Series A, 5.000% due 7/1/28	128,247
70,000	A+	Series A, 5.000% due 7/1/32	79,232
120,000	NR	Series A, Prerefunded 7/1/22 @ 100, 5.000% due 7/1/25(d)	121,747
580,000	NR	Series A, Prerefunded 7/1/22 @ 100, 5.000% due 7/1/26(d)	588,445
335,000	A+	Series B, 5.000% due 7/1/26	373,706
230,000	A+	Series B, 5.000% due 7/1/27	256,575
390,000	A+	Series B, 5.000% due 7/1/28	435,061
		Seminole County School Board, COP:
60,000	Aa3(a)	Series C, 5.000% due 7/1/23	63,105
50,000	Aa3(a)	Series C, 5.000% due 7/1/24	54,274
115,000	AA	South Florida Water Management District, COP, 5.000% due 10/1/30	129,829
75,000	AA-	South Miami Health Facilities Authority, Revenue Bonds, 5.000% due 8/15/24	81,587
		St Lucie County School Board, COP:
60,000	A	Series A, 5.000% due 7/1/25	62,942
125,000	A	Series A, 5.000% due 7/1/27	131,009
5,995,000	AAA	State of Florida, GO, 5.000% due 7/1/32	7,237,332
2,000,000	AA+	State of Florida Department of Transportation, Revenue Bonds, 5.000% due 7/1/27	2,361,388
		Tampa Bay Water, Revenue Bonds:
70,000	AA+	Series A, NPFG, 6.000% due 10/1/29	91,018
70,000	AA+	Series NPFG, 5.500% due 10/1/22	71,959
		Volusia County Educational Facility Authority, Revenue Bonds:
150,000	A2(a)	4.000% due 10/15/36	166,162
80,000	A2(a)	5.000% due 10/15/44	93,822
150,000	A2(a)	5.000% due 10/15/49	174,823
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Florida – (continued)
		Volusia County School Board, COP:
$600,000	Aa3(a)	5.000% due 8/1/24	$652,827
145,000	AA	Series A, 5.000% due 8/1/32	162,668
		Total Florida	35,528,764
Georgia – 4.0%
		City of Atlanta GA Water & Wastewater Revenue, Revenue Bonds:
30,000	AA-	5.000% due 11/1/27	33,468
70,000	AA-	5.000% due 11/1/29	77,955
2,000,000	AA-	5.000% due 11/1/40	2,218,622
45,000	A+	County of DeKalb GA Water & Sewerage Revenue, Revenue Bonds, Series A, 5.250% due 10/1/25	45,173
		Development Authority of Burke County, Revenue Bonds:
600,000	BBB+	1.700% due 12/1/49(b)	602,035
830,000	BBB+	2.925% due 11/1/53(b)	853,278
155,000	AA-	Fulton County Development Authority, Revenue Bonds, 5.000% due 6/15/44	185,615
		Main Street Natural Gas Inc., Revenue Bonds:
5,000,000	Aa1(a)	Series A, 4.000% due 4/1/48(b)	5,189,570
840,000	Aa1(a)	Series C, 4.000% due 8/1/48(b)	876,612
		Municipal Electric Authority of Georgia, Revenue Bonds:
160,000	A-	Series A, 5.000% due 1/1/27	184,409
145,000	A-	Series A, 5.000% due 1/1/30	172,638
105,000	A	Series GG, 5.000% due 1/1/24	108,121
35,000	A	Series GG, 5.000% due 1/1/25	36,058
145,000	A	Series GG, 5.000% due 1/1/26	149,356
		Municipal Gas Authority of Georgia, Revenue Bonds:
60,000	AA-	Series Q, 5.000% due 10/1/22	61,466
35,000	AA-	Series S, 5.000% due 10/1/22	35,859
70,000	AA-	Series S, 5.000% due 10/1/24	71,517
40,000	AA-	Series U, 5.000% due 10/1/24	43,765
		State of Georgia, GO:
5,000,000	AAA	Series A, 5.000% due 7/1/29	6,049,765
5,000,000	AAA	Series A, 5.000% due 8/1/30	6,336,460
2,500,000	AAA	Series A, 5.000% due 7/1/32	3,083,685
5,000,000	AAA	Series A, 5.000% due 7/1/33	6,435,817
3,835,000	AAA	Series C, 5.000% due 7/1/29	4,522,320
		Total Georgia	37,373,564
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Hawaii – 0.1%
		City & County of Honolulu HI, GO:
$115,000	Aa1(a)	Series D, 5.000% due 9/1/22	$117,460
90,000	Aa1(a)	Series D, 5.000% due 9/1/26	104,040
500,000	AA+	State of Hawaii, GO, Series FH, 5.000% due 10/1/28	578,320
		Total Hawaii	799,820
Idaho – 0.4%
		Idaho Housing & Finance Association, Revenue Bonds:
100,000	A2(a)	5.000% due 7/15/22	101,594
45,000	A2(a)	5.000% due 7/15/23	47,408
35,000	A2(a)	5.000% due 7/15/24	37,995
95,000	A2(a)	5.000% due 7/15/27	111,732
60,000	Aa1(a)	Series A, 4.000% due 1/1/50	63,766
250,000	A2(a)	Series A, 5.000% due 7/15/30	312,103
250,000	A2(a)	Series A, 5.000% due 7/15/31	315,836
2,380,000	Aa1(a)	Kootenai County School District No 271 Coeur d’Alene, GO, 4.000% due 9/15/28	2,662,687
		Total Idaho	3,653,121
Illinois – 2.8%
		Chicago Midway International Airport, Revenue Bonds:
65,000	A-	Series A, 5.000% due 1/1/29(c)	72,110
100,000	A-	Series A, 5.000% due 1/1/30(c)	110,967
70,000	A-	Series A, 5.000% due 1/1/31(c)	77,663
190,000	A-	Series A, 5.000% due 1/1/32(c)	200,947
95,000	A-	Series B, 5.000% due 1/1/24	101,309
		Chicago O’Hare International Airport, Revenue Bonds:
75,000	BBB+	5.000% due 7/1/38(c)	86,751
125,000	A	Series A, 5.000% due 1/1/24(c)	132,715
270,000	A	Series A, 5.000% due 1/1/29	309,965
200,000	A	Series A, 5.000% due 1/1/48(c)	227,817
285,000	A	Series B, 5.000% due 1/1/32	309,596
120,000	A	Series B, 5.000% due 1/1/53	138,469
80,000	A	Series C, 5.000% due 1/1/23	82,633
45,000	A	Series C, 5.000% due 1/1/24	47,988
65,000	A	Series C, 5.000% due 1/1/25	71,346
60,000	A	Series C, 5.000% due 1/1/26	67,577
70,000	A	Series C, 5.000% due 1/1/33	78,509
80,000	A	Series C, 5.000% due 1/1/34	89,715
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Illinois – (continued)
$60,000	A	Series D, 5.000% due 1/1/27(c)	$68,138
15,000	A	Series D, 5.000% due 1/1/28(c)	17,014
85,000	A	Series D, 5.000% due 1/1/31(c)	96,452
45,000	A	Series D, 5.000% due 1/1/33(c)	50,925
40,000	A	City of Chicago IL Wastewater Transmission Revenue, Revenue Bonds, 5.000% due 1/1/23	40,131
30,000	AA	City of Chicago IL Waterworks Revenue, Revenue Bonds, AGM-Insured, 5.250% due 11/1/33	30,231
		Cook County Forest Preserve District, GO:
30,000	AA-	Series B, 5.000% due 12/15/23	30,328
40,000	AA-	Series B, 5.000% due 12/15/24	40,488
60,000	AA-	Series C, 5.000% due 12/15/25	60,730
155,000	Aaa(a)	Cook Kane Lake & McHenry Counties Community College District No 512, GO, Series B, 5.000% due 12/1/24	170,041
		County of Cook IL, GO:
60,000	A+	Series C, 5.000% due 11/15/22	61,729
145,000	A+	Series C, 5.000% due 11/15/23	148,791
540,000	A+	Series C, 5.000% due 11/15/24	554,977
15,000	AA	AGM, Series C, 5.000% due 11/15/25	15,420
35,000	Aa3(a)	Grundy & Will Counties Community Unit School District No 1 Coal City, GO, 5.000% due 2/1/29	40,416
835,000	AA+	Illinois Development Finance Authority, Revenue Bonds, zero coupon, due 7/15/23	820,524
		Illinois Finance Authority, Revenue Bonds:
60,000	AA+	5.000% due 7/15/26	68,819
75,000	A+	5.000% due 11/15/26	77,080
25,000	A3(a)	5.000% due 8/15/27	27,788
70,000	A	5.000% due 5/15/28	78,569
60,000	AA+	5.000% due 7/15/28	71,405
40,000	A	5.000% due 5/15/29	44,862
150,000	AAA	5.000% due 7/1/29	173,789
25,000	A+	5.000% due 11/15/29	25,676
110,000	A3(a)	5.000% due 12/1/29	124,937
145,000	AAA	5.000% due 1/1/30	167,704
330,000	AA-	5.000% due 8/15/30	410,555
255,000	AAA	5.000% due 7/1/31	294,030
175,000	A3(a)	5.000% due 8/15/35	193,523
170,000	A	5.000% due 1/1/36	192,473
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Illinois – (continued)
$870,000	A	5.000% due 1/1/38	$1,009,638
1,300,000	A	5.000% due 1/1/44	1,492,324
100,000	A3(a)	5.000% due 12/1/46	112,225
25,000	BBB+	5.000% due 8/1/49	27,795
495,000	AA-	Series A, 5.000% due 2/15/24	530,984
95,000	AA-	Series A, 5.000% due 2/15/25	104,574
45,000	AA-	Series A, 5.000% due 2/15/26	50,843
30,000	A	Series A, 5.000% due 11/15/27	33,515
35,000	A	Series A, 5.000% due 11/15/28	38,954
55,000	A	Series A, 5.000% due 11/15/29	61,088
75,000	AA-	Series A, 5.000% due 7/1/30	84,959
100,000	A	Series A, 5.000% due 11/15/32	110,842
50,000	AA-	Series A, 5.000% due 7/1/34	56,595
60,000	A+	Series A, 5.000% due 11/15/34	65,740
255,000	AA-	Series A, 5.000% due 7/1/36	288,632
20,000	BBB+	Series A, 5.000% due 8/1/47	22,251
45,000	A	Series A, Prerefunded 5/15/22 @ 100, 5.000% due 5/15/23(d)	45,400
95,000	WD(e)	Series A, Prerefunded 8/15/26 @ 100, 5.000% due 8/15/33(d)	108,990
15,000	AA+	Series A, Prerefunded 9/1/24 @ 100, 5.000% due 9/1/34(d)	16,335
85,000	A+	Series B, 5.000% due 11/15/26	93,578
35,000	AA+	Series C, 3.750% due 2/15/34	37,750
160,000	AA+	Series C, 4.000% due 2/15/36	174,668
15,000	AA+	Series C, 5.000% due 2/15/24	16,078
75,000	AA+	Series C, 5.000% due 2/15/26	84,923
200,000	AA+	Series C, 5.000% due 2/15/28	232,729
135,000	AA+	Series C, 5.000% due 2/15/29	156,882
50,000	AA+	Series C, 5.000% due 2/15/31	57,949
365,000	AA+	Series C, 5.000% due 2/15/32	422,465
145,000	AA+	Series C, 5.000% due 2/15/33	167,754
65,000	AA+	Series C, 5.000% due 2/15/36	74,999
205,000	AA+	Series C, 5.000% due 2/15/41	235,801
100,000	AA+	Series E, 2.250% due 11/15/42(b)	100,271
95,000	WD(e)	Series Prerefunded 11/15/22 @ 100, 5.000% due 11/15/43(d)	97,694
20,000	NR	Series Prerefunded 2/15/27 @ 100, 4.000% due 2/15/41(d)	22,235
235,000	AA+	Series Prerefunded 9/1/22 @ 100, 5.000% due 9/1/32(d)	239,932
315,000	AA+	Series Prerefunded 9/1/22 @ 100, 5.000% due 9/1/38(d)	321,611
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Illinois – (continued)
		Illinois Municipal Electric Agency, Revenue Bonds:
$290,000	A	Series A, 5.000% due 2/1/28	$323,242
105,000	A	Series A, 5.000% due 2/1/31	116,813
		Illinois State Toll Highway Authority, Revenue Bonds:
50,000	AA-	Series A, 5.000% due 12/1/31	56,155
2,000,000	AA-	Series A, 5.000% due 1/1/40	2,443,220
175,000	AA-	Series D, 5.000% due 1/1/24	186,918
		Kane McHenry Cook & De Kalb Counties Unit School District No 300, GO:
260,000	AA	5.000% due 1/1/26	286,376
55,000	AA	5.000% due 1/1/29	64,784
230,000	AA	McHenry & Kane Counties Community Consolidated School District No 158 Huntley, GO, AGM-Insured, zero coupon, due 1/1/24	223,568
		McHenry County Community Unit School District No 200 Woodstock, GO:
215,000	NR	NPFG, zero coupon, due 1/15/24	209,057
225,000	Aa2(a)	Series B, NPFG, zero coupon, due 1/15/25	212,879
170,000	Aa2(a)	Series B, NPFG, zero coupon, due 1/15/26	157,033
		McHenry County Conservation District, GO:
65,000	AA+	5.000% due 2/1/24	69,647
175,000	AA+	5.000% due 2/1/27	193,488
		State of Illinois, GO:
145,000	BBB	5.000% due 3/1/22	145,000
190,000	BBB	5.000% due 8/1/22	193,232
45,000	BBB	5.000% due 2/1/23	46,594
220,000	BBB	5.000% due 4/1/23	229,074
100,000	BBB	5.000% due 8/1/23	105,242
225,000	BBB	5.000% due 6/1/25	248,109
65,000	BBB	5.000% due 2/1/26	69,218
270,000	BBB	5.000% due 2/1/27	301,130
180,000	BBB	5.000% due 2/1/28	203,353
60,000	BBB	5.000% due 4/1/28	64,077
25,000	BBB	5.000% due 5/1/28	26,745
165,000	BBB	5.000% due 2/1/29	185,719
70,000	BBB	5.000% due 5/1/32	74,582
190,000	BBB	5.000% due 5/1/33	202,351
305,000	BBB	5.250% due 2/1/31	325,116
115,000	BBB	5.500% due 7/1/38	120,951
65,000	BBB	Series A, 4.000% due 1/1/23	65,173
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Illinois – (continued)
$105,000	BBB	Series A, 5.000% due 1/1/33	$105,301
360,000	BBB	Series B, 5.000% due 9/1/22	367,286
365,000	BBB	Series B, 5.000% due 9/1/23	385,116
365,000	BBB	Series B, 5.000% due 9/1/24	395,909
620,000	BBB	Series D, 5.000% due 11/1/23	657,395
405,000	BBB	Series D, 5.000% due 11/1/25	449,717
390,000	BBB	Series D, 5.000% due 11/1/26	440,819
		University of Illinois, Revenue Bonds:
115,000	A-	6.000% due 10/1/42	122,865
115,000	A-	6.250% due 10/1/38	123,417
		Will County Community Unit School District No 365-U Valley View, GO:
2,420,000	Aa2(a)	Series A, 5.000% due 11/1/25	2,725,702
165,000	AA	Series B, AGM, zero coupon, due 11/1/26	152,070
		Total Illinois	26,277,068
Indiana – 2.3%
315,000	A+	City of Indianapolis IN Thermal Energy System Revenue, Revenue Bonds, Series A, 5.000% due 10/1/24	343,721
		City of Whiting IN, Revenue Bonds:
370,000	A-	5.000% due 12/1/44(b)(c)	415,566
1,020,000	A-	5.000% due 11/1/45(b)(c)	1,045,331
300,000	A-	County of St Joseph IN, Revenue Bonds, 4.000% due 4/1/38	323,715
4,000,000	AA+	Crown Point Multi School Building Corp., Revenue Bonds, 5.000% due 1/15/30	4,927,728
		Indiana Finance Authority, Revenue Bonds:
320,000	AA	2.250% due 12/1/58(b)	328,855
30,000	AA-	5.000% due 3/1/22	30,000
30,000	AA-	5.000% due 9/1/26	34,609
15,000	AA-	5.000% due 9/1/29	17,018
240,000	AA-	5.000% due 3/1/36	263,923
60,000	AA-	5.000% due 9/1/36	67,987
65,000	AA	Series A, 5.000% due 10/1/25	66,585
70,000	AA	Series A, 5.000% due 10/1/26	76,345
35,000	AA	Series A, 5.000% due 10/1/28	38,154
45,000	AA-	Series Prerefunded 3/1/22 @ 100, 5.000% due 3/1/23(d)	45,000
30,000	AA-	Series Prerefunded 3/1/22 @ 100, 5.000% due 3/1/30(d)	30,000
155,000	AA-	Series Prerefunded 3/1/22 @ 100, 5.000% due 3/1/41(d)	155,000
90,000	AA-	Series Prerefunded 8/15/23 @ 100, 5.000% due 8/15/25(d)	95,118
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Indiana – (continued)
		Indiana Health Facility Financing Authority, Revenue Bonds:
$1,000,000	AA+	Series A2, 2.000% due 11/15/36(b)	$1,009,845
7,500,000	AA+	Series E, 0.190% due 11/15/39(b)	7,500,000
255,000	Aaa(a)	Indiana Housing & Community Development Authority, Revenue Bonds, Series B, 3.500% due 1/1/49	266,796
		Indiana Municipal Power Agency, Revenue Bonds:
20,000	A+	Series A, 5.000% due 1/1/24	20,260
20,000	A+	Series A, 5.000% due 1/1/25	20,281
55,000	A+	Series A, 5.000% due 1/1/26	55,767
10,000	NR	Series A, Prerefunded 7/1/22 @ 100, 5.000% due 1/1/24(d)	10,146
10,000	NR	Series A, Prerefunded 7/1/22 @ 100, 5.000% due 1/1/25(d)	10,146
25,000	NR	Series A, Prerefunded 7/1/22 @ 100, 5.000% due 1/1/26(d)	25,364
515,000	AAA	Indiana University, Revenue Bonds, Series W1, 5.000% due 8/1/26	561,115
255,000	A1(a)	Indianapolis Local Public Improvement Bond Bank, Revenue Bonds, 5.000% due 1/1/25(c)	277,893
		Lake Central Multi-District School Building Corp., Revenue Bonds:
30,000	AA+	Series B, 5.000% due 7/15/22	30,478
40,000	AA+	Series B, 5.000% due 7/15/23	41,362
40,000	NR	Series B, Prerefunded 1/15/23 @ 100, 5.000% due 7/15/23(d)	41,431
120,000	AA+	Series B, Prerefunded 1/15/23 @ 100, 5.000% due 7/15/24(d)	124,325
125,000	AA+	Series B, Prerefunded 1/15/23 @ 100, 5.000% due 7/15/25(d)	129,506
2,305,000	AA+	MSD of Wash Township School Building Corp., Revenue Bonds, 5.000% due 7/15/28	2,761,623
		Total Indiana	21,190,993
Iowa – 1.2%
1,155,000	Aa1(a)	City of Cedar Rapids IA, GO, Series A, 5.000% due 6/1/25	1,251,548
		Iowa Finance Authority, Revenue Bonds:
3,840,000	AAA	5.000% due 8/1/31	4,540,639
90,000	BBB(e)	Series A, 5.000% due 5/15/43	96,233
105,000	BBB(e)	Series A, 5.000% due 5/15/48	112,169
5,000,000	A3(a)	PEFA Inc., Revenue Bonds, 5.000% due 9/1/49(b)	5,626,881
		Total Iowa	11,627,470
Kansas – 0.0%
		Wyandotte County-Kansas City Unified Government Utility System Revenue, Revenue Bonds:
30,000	A	Series A, 5.000% due 9/1/30	33,515
35,000	A	Series A, 5.000% due 9/1/32	39,088
130,000	A	Series A, Prerefunded 9/1/22 @ 100, 5.000% due 9/1/24(d)	132,728
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Kansas – (continued)
$30,000	A	Series B, Prerefunded 9/1/22 @ 100, 5.000% due 9/1/23(d)	$30,630
45,000	A	Series B, Prerefunded 9/1/22 @ 100, 5.000% due 9/1/24(d)	45,944
		Total Kansas	281,905
Kentucky – 1.3%
		Kenton County Airport Board, Revenue Bonds:
25,000	A1(a)	5.000% due 1/1/25	27,441
15,000	A1(a)	5.000% due 1/1/26	16,882
45,000	A1(a)	5.000% due 1/1/29	50,631
50,000	A1(a)	5.000% due 1/1/30	56,271
5,000,000	A2(a)	Kentucky Public Energy Authority, Revenue Bonds, Series B, 4.000% due 1/1/49(b)	5,283,517
		Kentucky State Property & Building Commission, Revenue Bonds:
160,000	A-	5.000% due 4/1/27	186,925
145,000	A-	5.000% due 5/1/28	172,890
15,000	A-	5.000% due 5/1/29	17,818
40,000	AA	5.000% due 5/1/31	47,565
165,000	A-	Series A, 5.000% due 2/1/29	185,704
170,000	A-	Series A, 5.000% due 2/1/30	191,194
65,000	A-	Series A, 5.000% due 2/1/32	72,999
80,000	A-	Series A, 5.000% due 2/1/33	89,780
110,000	A-	Series A, Prerefunded 10/1/23 @ 100, 5.000% due 10/1/27(d)	116,715
325,000	A-	Series B, 5.000% due 11/1/26	375,930
1,445,000	A-	Series B, 5.000% due 11/1/27	1,666,511
35,000	A1(a)	Series D, 5.000% due 5/1/26	39,988
30,000	A1(a)	Series D, 5.000% due 5/1/27	35,117
30,000	A1(a)	Series D, 5.000% due 5/1/28	35,019
2,000,000	AA	Louisville & Jefferson County Metropolitan Sewer District, Revenue Bonds, Series A, 3.000% due 5/15/44	2,052,135
		Louisville/Jefferson County Metropolitan Government, Revenue Bonds:
200,000	A	5.000% due 10/1/47(b)	244,288
525,000	A	Series A, 5.000% due 10/1/29	600,714
95,000	A	Series A, 5.000% due 10/1/32	108,341
70,000	A	Series A, 5.500% due 10/1/33	74,455
185,000	A	Series A, 5.750% due 10/1/38	197,343
100,000	A-	Series Prerefunded 6/1/22 @ 100, 5.000% due 12/1/28(d)	101,075
335,000	A-	Series Prerefunded 6/1/22 @ 100, 5.000% due 12/1/29(d)	338,600
		Total Kentucky	12,385,848
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Louisiana – 0.8%
$4,500,000	AA-	East Baton Rouge Sewerage Commission, Revenue Bonds, Series A, 4.000% due 2/1/45	$4,964,042
1,500,000	AA	Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds, 5.000% due 10/1/26	1,724,896
		Louisiana Public Facilities Authority, Revenue Bonds:
40,000	A+	Series A, 5.000% due 12/15/22	41,275
85,000	A+	Series A, 5.000% due 12/15/23	90,606
		New Orleans Aviation Board, Revenue Bonds:
70,000	A-	Series B, 5.000% due 1/1/24(c)	74,557
85,000	A-	Series B, 5.000% due 1/1/25(c)	92,532
65,000	A-	Series B, 5.000% due 1/1/27(c)	70,779
10,000	A-	Series B, 5.000% due 1/1/29(c)	11,332
20,000	A-	Series B, 5.000% due 1/1/31(c)	22,636
20,000	A-	Series B, 5.000% due 1/1/36(c)	22,446
15,000	A-	Series B, 5.000% due 1/1/37(c)	16,821
20,000	A-	Series D2, 5.000% due 1/1/26(c)	22,273
15,000	A-	Series D2, 5.000% due 1/1/29(c)	16,997
20,000	A-	Series D2, 5.000% due 1/1/30(c)	22,670
45,000	A-	Series D2, 5.000% due 1/1/32(c)	50,742
35,000	A-	Series D2, 5.000% due 1/1/35(c)	39,303
15,000	A-	Series D2, 5.000% due 1/1/38(c)	16,802
		Total Louisiana	7,300,709
Maine – 0.3%
2,500,000	AA+	Maine State Housing Authority, Revenue Bonds, Series B, 3.150% due 11/15/39	2,640,056
60,000	AA-	Maine Turnpike Authority, Revenue Bonds, 5.000% due 7/1/27	66,974
		Total Maine	2,707,030
Maryland – 4.7%
		City of Baltimore MD, Revenue Bonds:
105,000	AA-	Series C, 5.000% due 7/1/28	121,999
195,000	AA-	Series C, 5.000% due 7/1/31	226,738
200,000	AA-	Series C, 5.000% due 7/1/33	231,948
170,000	AA-	Series D, 5.000% due 7/1/33	197,156
4,325,000	AAA	County of Harford MD, GO, Series B, 5.000% due 7/1/26	4,989,057
2,500,000	AAA	County of Howard MD, GO, Series D, 5.000% due 2/15/30	2,992,089
		County of Prince George’s MD, GO:
3,595,000	AAA	Series A, 5.000% due 7/15/22	3,653,242
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Maryland – (continued)
$5,805,000	AAA	Series A, 5.000% due 7/15/29	$7,010,372
2,065,000	AAA	Series C, Prerefunded 8/1/23 @ 100, 4.000% due 8/1/26(d)	2,151,887
		Maryland Community Development Administration, Revenue Bonds:
255,000	Aa1(a)	Series B, 4.000% due 9/1/49	270,733
230,000	Aa1(a)	Series C, 3.500% due 3/1/50	241,136
320,000	Aa1(a)	Series C, 5.000% due 9/1/28	383,099
		Maryland Health & Higher Educational Facilities Authority, Revenue Bonds:
155,000	BBB+	Series A, 4.000% due 7/1/42	165,206
65,000	BBB+	Series A, 5.000% due 7/1/33	73,499
50,000	BBB+	Series A, 5.000% due 7/1/34	56,506
20,000	BBB+	Series A, 5.000% due 7/1/35	22,589
50,000	BBB+	Series A, 5.000% due 7/1/36	56,443
35,000	A	Series A, Prerefunded 7/1/22 @ 100, 5.000% due 7/1/24(d)	35,510
30,000	A	Series A, Prerefunded 7/1/22 @ 100, 5.000% due 7/1/25(d)	30,437
		State of Maryland, GO:
2,775,000	AAA	Series A, 5.000% due 3/1/27	3,258,989
5,185,000	AAA	Series A, 5.000% due 3/1/30	6,498,863
2,000,000	AAA	Series A, 5.000% due 8/1/31	2,467,727
5,000,000	AAA	Series B, 5.000% due 8/1/22	5,090,951
3,000,000	AAA	State of Maryland Department of Transportation, Revenue Bonds, 3.500% due 10/1/33	3,215,396
		Total Maryland	43,441,572
Massachusetts – 1.3%
		Commonwealth of Massachusetts, GO:
90,000	AA	Series B, 5.000% due 7/1/22	91,320
520,000	AA	Series C, 5.000% due 4/1/23	542,992
45,000	AA	Massachusetts Bay Transportation Authority Sales Tax Revenue, Revenue Bonds, Series A, 5.000% due 7/1/45	49,767
		Massachusetts Development Finance Agency, Revenue Bonds:
45,000	AA-	5.000% due 7/1/23	47,384
115,000	AA-	5.000% due 7/1/24	124,692
50,000	A	5.000% due 7/1/30	60,565
235,000	A	5.000% due 7/1/31	283,116
65,000	AAA	Series A, 5.000% due 7/15/22	66,055
105,000	AA-	Series S, 5.000% due 7/1/30	124,165
585,000	A+	Series S1, 5.000% due 10/1/24	639,119
335,000	AA-	Series S4, 5.000% due 7/1/38(b)	358,838
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Massachusetts – (continued)
$500,000	AA-	Massachusetts Port Authority, Revenue Bonds, Series E, 5.000% due 7/1/31(c)	$616,804
1,170,000	AA	Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue, Revenue Bonds, Series A, 5.000% due 1/1/39(b)	1,208,899
5,000,000	SP-1+	Town of Ashland MA, GO, 2.000% due 8/8/22	5,026,640
2,500,000	AA-	University of Massachusetts Building Authority, Revenue Bonds, Series 1, Prerefunded 11/1/22 @ 100, 4.000% due 11/1/43(d)	2,553,858
		Total Massachusetts	11,794,214
Michigan – 2.0%
160,000	AA	City of Detroit MI Sewage Disposal System Revenue, Revenue Bonds, Series G, AGM-Insured, 0.744% due 7/1/32(b)	158,913
85,000	Aa1(a)	Clarkston Community Schools, GO, 5.000% due 5/1/22	85,615
2,155,000	AA+	County of Kalamazoo MI, GO, 3.000% due 5/1/32	2,308,501
1,000,000	AA	Detroit City School District, GO, Series A, AGM, 5.250% due 5/1/30	1,262,617
155,000	AA	Detroit Downtown Development Authority, Special Tax, Series A, AGM-Insured, 5.000% due 7/1/37	166,321
		Grand Rapids Public Schools, GO, AGM:
40,000	AA	5.000% due 5/1/27	46,671
55,000	AA	5.000% due 5/1/29	63,788
100,000	AA	5.000% due 5/1/30	113,041
145,000	AA	5.000% due 5/1/31	163,910
20,000	AA	5.000% due 5/1/32	22,600
90,000	AA	5.000% due 5/1/33	101,621
		Kalamazoo Hospital Finance Authority, Revenue Bonds:
100,000	A2(a)	5.000% due 5/15/27	114,152
75,000	A2(a)	5.000% due 5/15/28	85,548
100,000	AAA	Kent County Building Authority, Revenue Bonds, 5.500% due 6/1/22	101,228
		Michigan Finance Authority, Revenue Bonds:
310,000	AA	AGM, 5.000% due 7/1/22	314,440
1,250,000	Aa3(a)	5.000% due 11/1/23	1,328,269
45,000	AA-	5.000% due 12/1/23	48,003
750,000	Aa3(a)	5.000% due 11/1/24	821,200
50,000	AA-	5.000% due 12/1/24	54,809
85,000	AA-	5.000% due 12/1/25	95,757
40,000	AA-	5.000% due 12/1/26	46,208
10,000	AA-	5.000% due 7/1/27	11,159
35,000	AA-	5.000% due 12/1/27	41,324
160,000	A+	5.000% due 8/15/28	169,023
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Michigan – (continued)
$60,000	AA-	5.000% due 12/1/28	$70,447
30,000	AA-	5.000% due 7/1/29	33,383
60,000	A+	5.000% due 8/15/29	63,375
35,000	AA-	5.000% due 7/1/31	38,923
30,000	AA-	5.000% due 7/1/32	33,342
315,000	A	5.000% due 11/15/32	360,254
25,000	AA-	5.000% due 7/1/33	27,768
205,000	A	5.000% due 11/15/36	210,495
45,000	A	5.000% due 11/15/42	46,190
735,000	AA-	5.000% due 12/1/44(b)	809,096
65,000	WR(a)	Series A, Prerefunded 6/1/22 @ 100, 5.000% due 6/1/27(d)	65,707
140,000	WR(a)	Series A, Prerefunded 6/1/22 @ 100, 5.000% due 6/1/39(d)	141,522
		Michigan State Building Authority, Revenue Bonds:
495,000	AA-	Series I, 5.000% due 10/15/34	565,493
80,000	AA-	Series I, 5.000% due 4/15/35	91,278
		Michigan State Hospital Finance Authority, Revenue Bonds:
180,000	AA+	Series C, 2.400% due 11/15/47(b)	182,709
45,000	AA-	Series C, 5.000% due 12/1/24	49,329
60,000	AA-	Series C, 5.000% due 12/1/26	69,312
40,000	AA-	Series C, 5.000% due 12/1/27	47,228
60,000	AA-	Series C, 5.000% due 12/1/28	70,447
710,000	AA+	Series F5, 4.000% due 11/15/47(b)	751,578
500,000	A	Michigan Strategic Fund, Revenue Bonds, 1.800% due 10/1/49(b)(c)	507,188
		Portage Public Schools, GO:
35,000	AA-	5.000% due 11/1/27	40,111
90,000	AA-	5.000% due 11/1/29	102,671
		Royal Oak Hospital Finance Authority, Revenue Bonds:
30,000	A+	5.000% due 9/1/22	30,637
60,000	A+	5.000% due 9/1/24	64,200
95,000	AA	State of Michigan, Revenue Bonds, 5.000% due 3/15/27	111,273
1,500,000	Aa1(a)	State of Michigan, GO, Series A, 4.000% due 5/15/38	1,726,671
		Warren Consolidated Schools, GO:
130,000	AA	5.000% due 5/1/30	148,246
140,000	AA	5.000% due 5/1/31	158,680
145,000	AA	5.000% due 5/1/32	165,288
		Wayne County Airport Authority, Revenue Bonds:
5,000	A-	Series A, 5.000% due 12/1/29	5,883
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Michigan – (continued)
$10,000	A-	Series A, 5.000% due 12/1/30	$11,769
10,000	A-	Series A, 5.000% due 12/1/31	11,771
15,000	A-	Series A, 5.000% due 12/1/36	17,606
620,000	A-	Series B, 5.000% due 12/1/29(c)	715,570
15,000	A-	Series B, 5.000% due 12/1/30(c)	17,316
15,000	A-	Series B, 5.000% due 12/1/31(c)	17,319
10,000	A-	Series B, 5.000% due 12/1/33(c)	11,551
25,000	A-	Series B, 5.000% due 12/1/36(c)	28,885
60,000	A-	Series C, 5.000% due 12/1/22	61,830
65,000	A-	Series C, 5.000% due 12/1/23	69,185
70,000	A-	Series C, 5.000% due 12/1/24	76,833
70,000	A-	Series C, 5.000% due 12/1/25	78,804
45,000	A-	Series C, 5.000% due 12/1/26	51,873
45,000	A-	Series C, 5.000% due 12/1/27	52,916
		Western Michigan University, Revenue Bonds, AGM:
700,000	AA	Series C, 5.000% due 11/15/36	872,178
800,000	AA	Series C, 5.000% due 11/15/38	993,684
950,000	AA	Series C, 5.000% due 11/15/40	1,173,876
		Total Michigan	18,776,408
Minnesota – 2.5%
2,500,000	AAA	Metropolitan Council, GO, Series I, 3.000% due 3/1/27	2,503,884
		State of Minnesota, GO:
6,870,000	AAA	Series A, 5.000% due 8/1/29	7,904,832
1,000,000	AAA	Series A, 5.000% due 8/1/32	1,230,391
5,000,000	AAA	Series A, 5.000% due 8/1/37	6,009,508
4,835,000	AAA	Series B, 5.000% due 8/1/27	5,725,480
		Total Minnesota	23,374,095
Mississippi – 0.8%
		Mississippi Hospital Equipment & Facilities Authority, Revenue Bonds:
225,000	A2(a)	5.000% due 1/1/30	272,421
435,000	A2(a)	5.000% due 1/1/34	517,660
170,000	A+	5.000% due 10/1/40(b)	193,048
		State of Mississippi, GO:
160,000	AA	Series A, 5.000% due 10/1/30	189,288
1,250,000	AA	Series A, Prerefunded 10/1/27 @ 100, 5.000% due 10/1/34(d)	1,483,813
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Mississippi – (continued)
$4,000,000	AA	Series C, 5.000% due 10/1/35	$4,814,071
		Total Mississippi	7,470,301
Missouri – 0.4%
		Health & Educational Facilities Authority of the State of Missouri, Revenue Bonds:
30,000	A+	5.000% due 5/15/29	33,698
30,000	A+	5.000% due 5/15/30	33,569
30,000	A+	5.000% due 5/15/31	33,492
85,000	A+	5.000% due 5/15/36	94,714
20,000	A+	Series B, 4.000% due 2/1/40	21,266
70,000	A+	Series B, 5.000% due 2/1/30	77,164
80,000	A+	Series B, 5.000% due 2/1/32	87,769
65,000	A+	Series B, 5.000% due 2/1/36	70,685
105,000	A+	Series B, 5.000% due 2/1/45	113,215
2,500,000	AAA	Metropolitan St Louis Sewer District, Revenue Bonds, Series A, 5.000% due 5/1/37	2,899,443
65,000	AA+	Missouri Housing Development Commission, Revenue Bonds, 4.000% due 5/1/50	69,010
		Total Missouri	3,534,025
Montana – 0.0%
		Montana Board of Housing, Revenue Bonds:
55,000	AA+	Series A1, 4.000% due 12/1/47(c)	56,826
30,000	AA+	Series B, 4.000% due 6/1/50	32,189
		Montana Facility Finance Authority, Revenue Bonds:
60,000	A+(e)	5.000% due 2/15/23	62,193
60,000	A+(e)	5.000% due 2/15/24	64,097
60,000	A+(e)	5.000% due 2/15/25	65,937
90,000	A+(e)	5.000% due 2/15/26	101,539
		Total Montana	382,781
Nebraska – 0.1%
		Nebraska Investment Finance Authority, Revenue Bonds:
200,000	AA+	Series B, 4.000% due 9/1/49(c)	211,589
195,000	AA+	Series E, 3.750% due 9/1/49(c)	203,727
		Nebraska Public Power District, Revenue Bonds:
115,000	A+	Series B, 5.000% due 1/1/31	129,431
125,000	A+	Series B, 5.000% due 1/1/34	140,885
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Nebraska – (continued)
$155,000	A+	Series B, 5.000% due 1/1/36	$174,266
		Total Nebraska	859,898
Nevada – 1.0%
		Carson City NV, Revenue Bonds:
20,000	BBB+	5.000% due 9/1/24	21,668
15,000	BBB+	5.000% due 9/1/28	17,428
20,000	BBB+	5.000% due 9/1/30	23,011
20,000	BBB+	5.000% due 9/1/32	22,910
20,000	BBB+	5.000% due 9/1/34	22,855
		Clark County School District, GO:
65,000	A+	Series A, 5.000% due 6/15/23	68,245
1,000,000	A+	Series C, 5.000% due 6/15/23	1,049,928
2,250,000	AA+	County of Clark NV, GO, Series A, 5.000% due 6/1/35	2,647,127
1,300,000	A+	County of Washoe NV, Revenue Bonds, 2.050% due 3/1/36(b)(c)	1,301,898
		Las Vegas Valley Water District, GO:
85,000	AA	Series A, 5.000% due 6/1/32	96,880
145,000	AA	Series A, 5.000% due 6/1/33	165,202
155,000	AA	Series A, 5.000% due 6/1/34	176,458
30,000	AA	Series B, 5.000% due 6/1/22	30,332
60,000	AA	Series B, 5.000% due 6/1/23	60,652
60,000	AA	Series B, 5.000% due 6/1/24	60,652
30,000	AA	Series B, 5.000% due 6/1/25	30,326
110,000	AA+	Nevada Housing Division, Revenue Bonds, Series B, 4.000% due 10/1/49	116,486
		State of Nevada, GO:
80,000	AA+	5.000% due 3/1/25	83,049
2,665,000	AA+	Series A, 5.000% due 5/1/27	3,131,113
		Total Nevada	9,126,220
New Hampshire – 0.2%
740,000	A-	New Hampshire Business Finance Authority, Revenue Bonds, 2.150% due 7/1/27(b)(c)	741,496
		New Hampshire Health & Education Facilities Authority Act, Revenue Bonds:
40,000	BBB+	4.000% due 7/1/22	40,412
25,000	A-	4.000% due 10/1/38	26,666
40,000	AA-	5.000% due 7/1/24	43,371
35,000	BBB+	5.000% due 7/1/26	35,381
135,000	A-	5.000% due 10/1/26	155,047
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
New Hampshire – (continued)
$145,000	A-	5.000% due 10/1/27	$166,256
60,000	A-	5.000% due 10/1/28	68,482
70,000	AA-	5.000% due 7/1/30	82,777
65,000	A	5.000% due 8/1/30	76,727
210,000	A-	5.000% due 10/1/30	237,808
70,000	A2(a)	Series A, Prerefunded 10/1/22 @ 100, 5.000% due 10/1/43(d)	71,698
		New Hampshire State Turnpike System, Revenue Bonds:
65,000	AA-	Series B, 5.000% due 2/1/23	65,217
50,000	AA-	Series B, 5.000% due 2/1/24	50,169
		Total New Hampshire	1,861,507
New Jersey – 2.3%
		Camden County Improvement Authority, Revenue Bonds:
60,000	BBB+	5.000% due 2/15/24	64,073
30,000	BBB+	5.000% due 2/15/25	32,020
		City of Bayonne NJ, GO:
45,000	AA	Series Prerefunded 7/1/26 @ 100, 5.000% due 7/1/31(d)	51,766
30,000	AA	Series Prerefunded 7/1/26 @ 100, 5.000% due 7/1/32(d)	34,511
30,000	AA	Series Prerefunded 7/1/26 @ 100, 5.000% due 7/1/33(d)	34,511
		New Jersey Economic Development Authority, Revenue Bonds:
40,000	BBB	5.000% due 3/1/25	41,368
850,000	BBB	5.000% due 11/1/34	993,848
1,000,000	BBB	Series EEE, 5.000% due 6/15/30	1,165,908
270,000	BBB	Series NN, 5.000% due 3/1/23	280,236
370,000	BBB	Series NN, 5.000% due 3/1/24	382,763
580,000	BBB	Series XX, 5.000% due 6/15/26	639,444
55,000	Baa1(a)	New Jersey Educational Facilities Authority, Revenue Bonds, Series A, 5.000% due 7/1/29	62,472
		New Jersey Health Care Facilities Financing Authority, Revenue Bonds:
620,000	AA-	5.000% due 7/1/42(b)	692,556
625,000	AA-	5.000% due 7/1/45(b)	714,400
15,000	AA	Series A, 5.000% due 7/1/28	17,248
45,000	AA	Series A, 5.000% due 7/1/33	51,318
		New Jersey Higher Education Student Assistance Authority, Revenue Bonds:
40,000	AAA	Series 1A, 5.000% due 12/1/22(c)	41,205
100,000	AA	Series 1A, 5.000% due 12/1/24(c)	109,364
165,000	Aa1(a)	Series A, 5.000% due 12/1/22	170,032
115,000	Aa1(a)	Series A, 5.000% due 12/1/23	122,466
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
New Jersey – (continued)
$65,000	Aa1(a)	Series A, 5.000% due 12/1/24	$71,178
125,000	Aa1(a)	Series A, 5.000% due 12/1/25	140,236
		New Jersey Transportation Trust Fund Authority, Revenue Bonds:
100,000	BBB	4.000% due 12/15/39	108,011
2,000,000	BBB	4.000% due 6/15/46	2,157,108
5,000,000	A+	5.000% due 6/15/24	5,402,180
435,000	A+	5.000% due 6/15/27	494,277
1,320,000	BBB	5.000% due 12/15/28	1,552,753
200,000	BBB	5.000% due 12/15/39	232,061
870,000	BBB	Series A, zero coupon, due 12/15/27	749,616
195,000	BBB	Series A, zero coupon, due 12/15/28	162,614
220,000	BBB	Series A, 5.000% due 12/15/33	254,009
2,000,000	BBB	Series A, 5.000% due 12/15/34	2,306,597
215,000	BBB	Series AA, 5.000% due 6/15/23	217,643
345,000	BBB	Series AA, 5.000% due 6/15/24	349,240
360,000	BBB	Series AA, 5.000% due 6/15/25	387,529
215,000	BBB	Series AA, 5.000% due 6/15/26	231,542
145,000	BBB	Series AA, 5.000% due 6/15/29	146,782
1,000,000	AA-	New Jersey Turnpike Authority, Revenue Bonds, Series A, 4.000% due 1/1/42	1,123,249
		Total New Jersey	21,788,134
New Mexico – 0.4%
2,350,000	AAA	New Mexico Finance Authority, Revenue Bonds, 5.000% due 6/1/29	2,890,194
490,000	AA	New Mexico Hospital Equipment Loan Council, Revenue Bonds, Series B, 5.000% due 8/1/49(b)	546,809
155,000	Aaa(a)	New Mexico Mortgage Finance Authority, Revenue Bonds, Series D, 3.750% due 1/1/50	163,584
		Total New Mexico	3,600,587
New York – 9.0%
		City of New York NY, GO:
190,000	AA	Series A, 5.000% due 8/1/22	193,416
5,880,000	AA	Series B1, 5.000% due 11/1/30	7,368,975
2,035,000	AA	Series B1, 5.000% due 12/1/38	2,322,792
90,000	AA	Series C, 5.000% due 8/1/27	99,290
5,000,000	AA	Series D1, 5.000% due 12/1/34	6,003,474
1,000,000	AA	Series F1, 5.000% due 4/1/43	1,167,101
2,000,000	AA	Series H, 5.000% due 1/1/36	2,385,598
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
New York – (continued)
$90,000	AA	Series J, 5.000% due 8/1/22	$91,618
1,925,000	AA	County of Nassau NY, GO, Series A, AGM-Insured, 5.000% due 4/1/32	2,287,211
		Hudson Yards Infrastructure Corp., Revenue Bonds:
115,000	AA-	Series A, 5.000% due 2/15/32	133,879
215,000	AA-	Series A, 5.000% due 2/15/35	249,071
		Long Island Power Authority, Revenue Bonds:
1,020,000	A	Series B, 1.650% due 9/1/49(b)	1,025,970
60,000	NR	Series B, 5.000% due 9/1/22	61,293
45,000	A	Series B, 5.000% due 9/1/23	47,690
40,000	A	Series B, 5.000% due 9/1/24	43,695
		Metropolitan Transportation Authority, Revenue Bonds:
125,000	BBB+	Series A1, 5.000% due 11/15/35	135,727
145,000	BBB+	Series A1, 5.000% due 11/15/36	157,563
245,000	BBB+	Series A2, 5.000% due 11/15/29	278,553
270,000	BBB+	Series B, 5.000% due 11/15/30	303,073
290,000	BBB+	Series C1, 5.000% due 11/15/27	329,538
685,000	BBB+	Series C1, 5.000% due 11/15/28	761,600
300,000	BBB+	Series C1, 5.000% due 11/15/31	344,690
415,000	BBB+	Series D1, 5.000% due 11/15/30	448,280
		MTA Hudson Rail Yards Trust Obligations, Revenue Bonds:
370,000	A3(a)	Series A, 5.000% due 11/15/51	370,865
860,000	A3(a)	Series A, 5.000% due 11/15/56	899,862
3,000,000	AA	New York City Transitional Finance Authority Building Aid Revenue, Revenue Bonds, Series S1, 5.000% due 7/15/29	3,531,758
		New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds:
2,500,000	AAA	0.080% due 8/1/45(b)	2,500,000
275,000	AAA	Series C2, 5.000% due 5/1/32	325,803
5,390,000	AAA	Series E1, 4.000% due 2/1/38	6,113,645
		New York City Water & Sewer System, Revenue Bonds:
4,285,000	AA+	0.080% due 6/15/50(b)	4,285,000
1,725,000	AA+	5.000% due 6/15/23	1,814,135
1,100,000	AA+	5.000% due 6/15/29	1,352,222
1,750,000	A+	New York Liberty Development Corp., Revenue Bonds, 2.750% due 2/15/44	1,622,377
		New York State Dormitory Authority, Revenue Bonds:
385,000	AA	5.000% due 5/15/23	388,189
475,000	A-	5.000% due 5/1/48(b)	519,240
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
New York – (continued)
$5,000,000	Aa2(a)	Series A, 5.000% due 9/15/22	$5,116,128
4,500,000	AA	AGM, Series A, 5.000% due 10/1/33	5,531,323
4,000,000	Aa2(a)	Series A, 5.250% due 3/15/38	4,904,408
2,150,000	AAA	New York State Environmental Facilities Corp., Revenue Bonds, Series A, 5.000% due 6/15/33	2,603,543
1,500,000	Aa2(a)	New York State Housing Finance Agency, Revenue Bonds, Series M1, 2.500% due 11/1/45	1,307,607
		New York State Urban Development Corp., Revenue Bonds:
2,500,000	AA+	Series A, 3.000% due 3/15/50	2,494,441
65,000	AA+	Series A, 5.000% due 3/15/22	65,107
80,000	AA+	Series A, 5.000% due 3/15/32	93,618
175,000	AA-	Onondaga Civic Development Corp., Revenue Bonds, Series A, 5.000% due 12/1/33	215,482
5,000,000	A+	Port Authority of New York & New Jersey, Revenue Bonds, Series 207, 5.000% due 9/15/24(c)	5,422,636
400,000	AA+	Sales Tax Asset Receivable Corp., Revenue Bonds, Series A, Prerefunded 10/15/24 @ 100, 4.000% due 10/15/32(d)	428,575
75,000	Aa1(a)	State of New York Mortgage Agency, Revenue Bonds, Series 221, 3.500% due 10/1/32(c)	78,242
		Triborough Bridge & Tunnel Authority, Revenue Bonds:
1,000,000	AA+	4.000% due 5/15/51	1,125,526
1,500,000	AA+	5.000% due 5/15/44	1,868,612
2,500,000	AA+	Series A1, 4.000% due 5/15/46	2,799,723
85,000	AA-	Series B, 5.000% due 11/15/23	90,651
115,000	AA-	Series B, 5.000% due 11/15/24	122,484
		Total New York	84,231,299
North Carolina – 0.3%
		County of New Hanover NC, Revenue Bonds:
25,000	WR(a)	5.000% due 10/1/27	29,515
205,000	WR(a)	Series Prerefunded 10/1/27 @ 100, 5.000% due 10/1/47(d)	242,020
1,000,000	AAA	County of Wake NC, GO, Series C, 5.000% due 2/1/28(f)	1,200,959
655,000	AA-	North Carolina Medical Care Commission, Revenue Bonds, 2.200% due 12/1/48(b)	657,372
105,000	Aa3(a)	Raleigh Durham Airport Authority, Revenue Bonds, Series A, 5.000% due 5/1/29(c)	125,156
		State of North Carolina, Revenue Bonds:
330,000	AA	5.000% due 3/1/22	330,000
290,000	AA	5.000% due 3/1/23	301,763
		Total North Carolina	2,886,785
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Ohio – 1.7%
		City of Cleveland OH Airport System Revenue, Revenue Bonds, AGM:
$30,000	AA	Series A, 5.000% due 1/1/26	$32,929
45,000	AA	Series A, 5.000% due 1/1/28	49,394
65,000	AA	Series A, 5.000% due 1/1/29	71,327
60,000	AA	Series A, 5.000% due 1/1/30	65,841
55,000	AA	Columbus City School District, GO, 5.000% due 12/1/32	62,590
		County of Allen OH Hospital Facilities Revenue, Revenue Bonds:
125,000	A+	5.000% due 12/1/29	153,445
125,000	A+	5.000% due 12/1/30	154,010
80,000	A+	Series B, 5.000% due 8/1/47(b)	80,594
60,000	Aa2(a)	County of Franklin OH, Revenue Bonds, 5.000% due 11/1/26	69,402
140,000	A-	County of Hamilton OH, Revenue Bonds, 5.250% due 6/1/26	141,439
465,000	A3(a)	County of Scioto OH, Revenue Bonds, 5.000% due 2/15/29	529,381
285,000	Aa3(a)	Miami University/Oxford OH, Revenue Bonds, Series A, 5.000% due 9/1/30	357,141
50,000	Aaa(a)	Ohio Housing Finance Agency, Revenue Bonds, Series B, 4.500% due 3/1/50	53,812
1,000,000	AA	Ohio State University, Revenue Bonds, Series A, 5.000% due 12/1/30	1,265,215
2,000,000	AAA	Ohio Water Development Authority Water Pollution Control Loan Fund, Revenue Bonds, Series A, 0.170% due 12/1/36(b)	2,000,000
		State of Ohio, GO:
1,000,000	AA+	Series A, 5.000% due 3/1/28	1,199,543
1,000,000	AA+	Series A, 5.000% due 3/1/29	1,225,760
1,565,000	AA+	Series C, 5.000% due 3/15/28	1,878,921
1,750,000	AA+	Series C, 5.000% due 3/15/29	2,146,825
1,920,000	AA+	Series C, 5.000% due 3/15/30	2,406,726
		State of Ohio, Revenue Bonds:
1,100,000	A	4.000% due 1/15/40	1,206,302
75,000	AA	5.000% due 1/1/27	87,084
145,000	AA	5.000% due 1/1/29	172,271
90,000	A	Series A, 4.000% due 1/15/50	97,500
		Total Ohio	15,507,452
Oklahoma – 0.2%
560,000	AA-	Canadian County Educational Facilities Authority, Revenue Bonds, 5.000% due 9/1/26	645,513
		Grand River Dam Authority, Revenue Bonds:
35,000	AA-	Series A, 5.000% due 6/1/27	37,796
45,000	AA-	Series A, 5.000% due 6/1/28	48,584
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Oklahoma – (continued)
		Oklahoma Municipal Power Authority, Revenue Bonds:
$50,000	A	Series A, Prerefunded 1/1/25 @ 100, 5.000% due 1/1/26(d)	$55,096
175,000	A	Series A, Prerefunded 1/1/25 @ 100, 5.000% due 1/1/27(d)	192,835
60,000	A	Series A, Prerefunded 1/1/25 @ 100, 5.000% due 1/1/28(d)	66,115
45,000	A	Series A, Prerefunded 1/1/25 @ 100, 5.000% due 1/1/29(d)	49,586
60,000	A	Series B, 5.000% due 1/1/27	65,841
600,000	AAA	Oklahoma Water Resources Board, Revenue Bonds, Series A, 4.000% due 4/1/35	691,553
		Total Oklahoma	1,852,919
Oregon – 1.4%
85,000	Aa1(a)	Hillsboro School District No 1J, GO, 5.000% due 6/15/30	100,157
4,295,000	AA-	Oregon Health & Science University, Revenue Bonds, Series B2, 5.000% due 7/1/46(b)	5,450,081
3,800,000	A+	Oregon State Business Development Commission, Revenue Bonds, Series 232, 2.400% due 12/1/40(b)	3,865,558
		Port of Portland OR Airport Revenue, Revenue Bonds:
300,000	AA-	5.000% due 7/1/28(c)	352,060
165,000	AA-	5.000% due 7/1/29	195,781
205,000	AA-	Series 24B, 5.000% due 7/1/32(c)	232,771
2,675,000	AA+	Salem-Keizer School District No 24J, GO, 5.000% due 6/15/32	3,215,074
		Total Oregon	13,411,482
Pennsylvania – 1.7%
		City of Philadelphia PA, GO:
550,000	A	Series A, 5.000% due 8/1/22	559,935
1,000,000	A	Series B, 5.000% due 2/1/24	1,071,094
85,000	A	Series B, 5.000% due 8/1/27	95,044
300,000	A	Series B, 5.000% due 8/1/29	333,858
320,000	A	Series B, 5.000% due 8/1/30	356,116
335,000	A	Series B, 5.000% due 8/1/31	372,690
		City of Philadelphia PA Airport Revenue, Revenue Bonds:
50,000	A-	Series B, 5.000% due 7/1/30(c)	57,225
70,000	A-	Series B, 5.000% due 7/1/31(c)	80,054
		Commonwealth Financing Authority, Revenue Bonds:
1,010,000	A	Series A, 5.000% due 6/1/28	1,204,382
500,000	A	Series B, 5.000% due 6/1/25	556,790
		Commonwealth of Pennsylvania, GO:
290,000	A+	5.000% due 10/15/27	308,367
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Pennsylvania – (continued)
$810,000	A+	5.000% due 9/15/29	$927,346
		General Authority of Southcentral Pennsylvania, Revenue Bonds:
190,000	Aa3(a)	5.000% due 6/1/38	229,645
310,000	Aa3(a)	5.000% due 6/1/39	373,623
		Lancaster County Hospital Authority, Revenue Bonds:
800,000	A+	5.000% due 11/1/38	960,061
1,000,000	A+	5.000% due 11/1/39	1,196,520
1,000,000	A	Lehigh County Industrial Development Authority, Revenue Bonds, Series A, 1.800% due 9/1/29(b)	1,003,248
		Montgomery County Higher Education & Health Authority, Revenue Bonds:
325,000	A	5.000% due 9/1/33	389,907
110,000	A	Series A, AMBAC, 6.000% due 6/1/22	111,462
1,000,000	A+	Northampton County General Purpose Authority, Revenue Bonds, 5.000% due 11/1/27	1,182,160
60,000	A	Pennsylvania Economic Development Financing Authority, Revenue Bonds, 5.000% due 3/1/22	60,000
		Pennsylvania Higher Educational Facilities Authority, Revenue Bonds:
775,000	AA	4.000% due 8/15/38(f)	878,426
900,000	AA	5.000% due 8/15/32(f)	1,142,969
35,000	AA	Series A, 5.000% due 8/15/27	41,383
35,000	AA	Series A, 5.000% due 8/15/28	41,103
60,000	AA	Series A, 5.000% due 8/15/30	70,325
		Pennsylvania Turnpike Commission, Revenue Bonds:
15,000	A1(a)	Series A1, 5.000% due 12/1/22	15,459
15,000	A1(a)	Series A1, 5.000% due 12/1/23	15,982
45,000	A1(a)	Series A1, 5.000% due 12/1/29	53,294
30,000	A1(a)	Series A1, 5.000% due 12/1/34	35,331
35,000	A	Series A2, 5.000% due 12/1/28	40,748
35,000	A	Series A2, 5.000% due 12/1/33	41,500
1,300,000	A1(a)	Series C, 5.000% due 12/1/46	1,586,964
		Philadelphia Gas Works Co., Revenue Bonds:
30,000	A	5.000% due 8/1/23	31,648
20,000	A	5.000% due 8/1/24	21,661
250,000	AA	Pittsburgh Water & Sewer Authority, Revenue Bonds, Series A, AGM-Insured, 5.000% due 9/1/44	300,902
40,000	A1(a)	State Public School Building Authority, Revenue Bonds, 5.000% due 6/1/26	44,328
		Total Pennsylvania	15,791,550
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Rhode Island – 0.5%
		Rhode Island Health & Educational Building Corp., Revenue Bonds:
$240,000	AA	AGM, 5.000% due 5/15/25	$266,918
2,000,000	AA+	Series A, 5.000% due 9/1/29	2,368,063
135,000	AA+	Rhode Island Housing & Mortgage Finance Corp., Revenue Bonds, Series 70, 4.000% due 10/1/49	142,855
		Rhode Island Student Loan Authority, Revenue Bonds:
60,000	AA	Series A, 3.500% due 12/1/34(c)	60,371
1,125,000	AA	Series A, 5.000% due 12/1/26(c)	1,285,199
		Tobacco Settlement Financing Corp., Revenue Bonds:
55,000	BBB	Series A, 5.000% due 6/1/27	60,287
70,000	BBB	Series A, 5.000% due 6/1/28	76,522
		Total Rhode Island	4,260,215
South Carolina – 1.9%
		Beaufort-Jasper Water & Sewer Authority, Revenue Bonds:
30,000	AA+	Series B, 5.000% due 3/1/22	30,000
30,000	AA+	Series B, 5.000% due 3/1/24	32,254
30,000	AA+	Series B, 5.000% due 3/1/25	33,270
2,500,000	AAA	County of Charleston SC, GO, Series C, 5.000% due 11/1/27	2,986,786
8,000,000	Aa1(a)	Patriots Energy Group Financing Agency, Revenue Bonds, Series A, 4.000% due 10/1/48(b)(g)	8,363,827
		Scago Educational Facilities Corp. for Colleton School District, Revenue Bonds:
115,000	A-	5.000% due 12/1/27	127,062
95,000	A-	5.000% due 12/1/29	105,322
		South Carolina Jobs-Economic Development Authority, Revenue Bonds:
30,000	A+	5.000% due 2/1/24	32,151
50,000	A+	5.000% due 2/1/25	55,222
50,000	A+	5.000% due 2/1/26	56,762
1,000,000	A1(a)	Series A, 4.000% due 4/1/52	1,117,635
		South Carolina Ports Authority, Revenue Bonds:
65,000	A+	5.000% due 7/1/28(c)	76,787
140,000	A+	5.000% due 7/1/30(c)	163,690
		South Carolina Public Service Authority, Revenue Bonds:
185,000	A	Series B, 5.000% due 12/1/35	213,383
275,000	A	Series B, 5.000% due 12/1/36	317,252
115,000	A	Series C, 5.000% due 12/1/25	125,912
115,000	A	Series C, 5.000% due 12/1/26	125,849
90,000	A	Series C, 5.000% due 12/1/27	98,452
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
South Carolina – (continued)
		South Carolina State Housing Finance & Development Authority, Revenue Bonds:
$170,000	Aaa(a)	Series A, 4.000% due 1/1/50	$182,043
155,000	Aaa(a)	Series A, 4.000% due 7/1/50	166,001
		University of South Carolina, Revenue Bonds:
450,000	Aa2(a)	5.000% due 5/1/30(f)	558,233
800,000	Aa2(a)	5.000% due 5/1/32(f)	1,029,654
575,000	Aa3(a)	Series A, 5.000% due 5/1/28(f)	683,745
625,000	Aa3(a)	Series A, 5.000% due 5/1/30(f)	771,595
		Total South Carolina	17,452,887
South Dakota – 0.0%
		South Dakota Health & Educational Facilities Authority, Revenue Bonds:
30,000	AA-	5.000% due 7/1/23	31,565
15,000	AA-	5.000% due 7/1/24	16,268
10,000	AA-	5.000% due 7/1/27	11,717
50,000	AA-	5.000% due 7/1/33	58,142
40,000	AA-	5.000% due 7/1/35	46,470
35,000	A+	Series B, 5.000% due 11/1/24	38,236
35,000	A+	Series B, 5.000% due 11/1/25	38,197
5,000	A+	Series B, 5.000% due 11/1/26	5,454
		Total South Dakota	246,049
Tennessee – 1.9%
1,585,000	AAA	City of Chattanooga TN, GO, Series A, 4.000% due 2/1/33	1,807,542
3,970,000	AA	City of Pigeon Forge TN, GO, Series B, 5.000% due 6/1/27	4,662,678
		Greeneville Health & Educational Facilities Board, Revenue Bonds:
30,000	A-	Series A, 5.000% due 7/1/29	35,601
35,000	A-	Series A, 5.000% due 7/1/30	41,400
		Knox County Health Educational & Housing Facility Board, Revenue Bonds:
35,000	BBB	5.000% due 9/1/22	35,705
30,000	BBB	5.000% due 4/1/24	32,078
30,000	BBB	5.000% due 9/1/24	32,455
40,000	BBB	5.000% due 4/1/25	43,948
		Tennergy Corp., Revenue Bonds:
3,250,000	A1(a)	Series A, 4.000% due 12/1/51(b)	3,587,532
6,240,000	Aa1(a)	Series A, 5.000% due 2/1/50(b)	6,757,739
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Tennessee – (continued)
$350,000	A2(a)	Tennessee Energy Acquisition Corp., Revenue Bonds, Series A, 4.000% due 5/1/48(b)	$359,239
		Total Tennessee	17,395,917
Texas – 11.7%
1,895,000	AAA	Alamo Community College District, GO, 5.000% due 8/15/34	2,222,184
		Board of Regents of the University of Texas System, Revenue Bonds:
90,000	AAA	Series B, 5.000% due 8/15/22	91,783
70,000	AAA	Series D, 5.000% due 8/15/22	71,387
80,000	AAA	Series E, 5.000% due 8/15/22	81,585
90,000	AAA	Series J, 5.000% due 8/15/22	91,783
6,990,000	Aaa(a)	Brazosport Independent School District, GO, PSF-GTD-Insured, 5.000% due 2/15/29	8,523,928
		Central Texas Regional Mobility Authority, Revenue Bonds:
35,000	A-	Series A, Prerefunded 7/01/25 @ 100, 5.000% due 1/1/31(d)	39,214
30,000	A-	Series A, Prerefunded 7/01/25 @ 100, 5.000% due 1/1/32(d)	33,612
60,000	A-	Series A, Prerefunded 7/1/25 @ 100, 5.000% due 1/1/34(d)	67,224
160,000	A-	Series A, Prerefunded 7/1/25 @ 100, 5.000% due 1/1/40(d)	179,264
600,000	A-	Series B, 4.000% due 1/1/41	662,780
375,000	A-	Series B, 5.000% due 1/1/29	448,137
1,800,000	A-	Series E, 5.000% due 1/1/38	2,157,290
1,770,000	AAA	City of Austin TX, GO, 5.000% due 5/1/27	2,085,366
		City of Austin TX Airport System Revenue, Revenue Bonds:
165,000	A	5.000% due 11/15/26(c)	179,949
80,000	A	5.000% due 11/15/29(c)	86,716
45,000	AA	City of Austin TX Electric Utility Revenue, Revenue Bonds, Series A, 5.000% due 11/15/23	46,231
170,000	AA-	City of Dallas TX, GO, 5.000% due 2/15/24	182,701
		City of Dallas TX Waterworks & Sewer System Revenue, Revenue Bonds:
3,000,000	AAA	Series A, 5.000% due 10/1/27	3,372,345
3,545,000	AAA	Series C, 5.000% due 10/1/31	4,549,023
		City of Houston TX, GO:
2,000,000	AA	Series A, 5.000% due 3/1/22	2,000,000
60,000	Aa3(a)	Series A, 5.000% due 3/1/23	62,477
290,000	Aa3(a)	Series A, 5.000% due 3/1/24	312,150
120,000	Aa3(a)	Series A, 5.000% due 3/1/25	132,631
		City of Houston TX Airport System Revenue, Revenue Bonds:
50,000	A1(a)	Series A, 5.000% due 7/1/26(c)	56,283
60,000	A1(a)	Series A, 5.000% due 7/1/27(c)	68,980
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Texas – (continued)
$30,000	A1(a)	Series A, 5.000% due 7/1/28(c)	$35,128
350,000	A	Series A, Prerefunded 7/1/22 @ 100, 5.000% due 7/1/23(c)(d)	354,978
90,000	A1(a)	Series B, 5.000% due 7/1/28	107,088
360,000	A1(a)	Series B, 5.000% due 7/1/29	428,397
190,000	A1(a)	Series B, 5.000% due 7/1/30	226,241
1,500,000	A1(a)	Series D, 5.000% due 7/1/25	1,669,683
2,005,000	A1(a)	Series D, 5.000% due 7/1/26	2,285,606
		City of Houston TX Combined Utility System Revenue, Revenue Bonds:
70,000	Aa2(a)	Series B, 5.000% due 11/15/33	80,637
75,000	AA	Series C, 5.000% due 5/15/28	80,882
1,040,000	AAA	City of Irving TX, GO, 5.500% due 8/15/23	1,106,906
		City of San Antonio TX Airport System, Revenue Bonds:
500,000	A-	Series A, 5.000% due 7/1/27(c)	573,741
480,000	A	Series A, 5.000% due 7/1/28(c)	562,052
		City of San Antonio TX Electric & Gas Systems Revenue, Revenue Bonds:
1,000,000	A+	1.750% due 2/1/49(b)	1,003,514
500,000	A+	4.000% due 2/1/43	570,599
45,000	AA-	5.000% due 2/1/29	52,878
30,000	AA-	5.000% due 2/1/30	35,218
45,000	AA-	5.000% due 2/1/31	52,903
35,000	AA-	5.000% due 2/1/33	41,008
750,000	A+	5.000% due 2/1/42	937,659
90,000	AA-	5.250% due 2/1/25	100,067
1,500,000	A+	Series 2019, 2.750% due 2/1/48(b)	1,518,986
		Comal Independent School District, GO, PSF-GTD:
3,000,000	Aaa(a)	5.000% due 2/1/27	3,492,244
2,000,000	Aaa(a)	5.000% due 2/1/28	2,384,604
		County of Harris TX, Revenue Bonds:
30,000	AA-	Series C, 5.000% due 8/15/24	30,578
110,000	AA-	Series C, 5.000% due 8/15/25	112,108
		County of Travis TX, GO:
85,000	AAA	Series A, 5.000% due 3/1/24	91,299
1,490,000	AAA	Series A, 5.000% due 3/1/38	1,809,407
2,215,000	AAA	County of Williamson TX, GO, 5.000% due 2/15/30	2,586,680
		Cypress-Fairbanks Independent School District, GO, PSF-GTD:
1,975,000	AAA	4.000% due 2/15/32	2,147,378
145,000	AAA	5.000% due 2/15/23	150,667
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Texas – (continued)
$725,000	AAA	5.000% due 2/15/24	$778,287
620,000	AAA	5.000% due 2/15/25	685,707
105,000	AAA	5.000% due 2/15/27	119,368
210,000	AA+	Dallas Area Rapid Transit, Revenue Bonds, AMBAC-Insured, 5.250% due 12/1/29	263,632
185,000	A2(a)	Dallas County Utility & Reclamation District, GO, 5.000% due 2/15/24	197,520
		Dallas Fort Worth International Airport, Revenue Bonds:
2,590,000	A	Series A, Prerefunded 11/1/22 @ 100, 5.000% due 11/1/29(c)(d)	2,660,278
85,000	A	Series B, Prerefunded 11/1/22 @ 100, 5.000% due 11/1/26(c)(d)	87,306
35,000	A	Series B, Prerefunded 11/1/22 @ 100, 5.000% due 11/1/27(c)(d)	35,950
80,000	A	Series B, Prerefunded 11/1/22 @ 100, 5.000% due 11/1/28(c)(d)	82,171
155,000	A	Series B, Prerefunded 11/1/22 @ 100, 5.000% due 11/1/30(c)(d)	159,206
330,000	A	Series B, Prerefunded 11/1/22 @ 100, 5.000% due 11/1/31(c)(d)	338,954
420,000	A	Series B, Prerefunded 11/1/22 @ 100, 5.000% due 11/1/32(c)(d)	431,396
290,000	A	Series B, Prerefunded 11/1/22 @ 100, 5.000% due 11/1/33(c)(d)	297,869
70,000	A	Series B, Prerefunded 11/1/22 @ 100, 5.000% due 11/1/34(c)(d)	71,899
1,500,000	A	Series E, 5.000% due 11/1/22(c)	1,539,483
		Eagle Mountain & Saginaw Independent School District, GO, PSF-GTD:
1,270,000	Aaa(a)	5.000% due 8/15/29	1,563,472
1,000,000	Aaa(a)	5.000% due 8/15/30	1,253,879
105,000	AAA	Fort Worth Independent School District, GO, PSF-GTD-Insured, 5.000% due 2/15/26	119,499
		Grand Parkway Transportation Corp., Revenue Bonds:
150,000	AA+	Series A, 5.000% due 10/1/31	177,978
125,000	AA+	Series A, 5.000% due 10/1/32	148,067
190,000	AA+	Series A, 5.000% due 10/1/33	224,899
145,000	AA+	Series A, 5.000% due 10/1/34	171,499
70,000	BBB	Series A, 5.125% due 10/1/43	73,856
940,000	WR(a)	Gregg County Health Facilities Development Corp., Revenue Bonds, Series C, Prerefunded 7/1/22 @ 100, 5.000% due 7/1/42(d)	953,369
		Harris County Cultural Education Facilities Finance Corp., Revenue Bonds:
1,025,000	A+	5.000% due 6/1/24	1,106,876
590,000	A+	5.000% due 7/1/49(b)	628,921
		Irving Hospital Authority, Revenue Bonds:
15,000	A+	5.000% due 10/15/24	16,334
20,000	A+	5.000% due 10/15/26	22,708
15,000	A+	5.000% due 10/15/27	16,910
20,000	A+	5.000% due 10/15/29	22,353
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Texas – (continued)
$30,000	A+	5.000% due 10/15/31	$33,516
40,000	A+	5.000% due 10/15/35	44,653
30,000	A+	5.000% due 10/15/36	33,516
35,000	A+	5.000% due 10/15/39	39,118
45,000	A+	5.000% due 10/15/44	50,334
		Lamar Consolidated Independent School District, GO, PSF-GTD:
7,280,000	AAA	5.000% due 2/15/31	8,433,653
7,050,000	AAA	5.000% due 2/15/34	8,138,161
1,225,000	AA+	Lewisville Independent School District, GO, Series B, 5.000% due 8/15/28	1,371,251
1,000,000	Aaa(a)	Liberty Hill Independent School District, GO, PSF-GTD-Insured, 4.000% due 2/1/47(f)	1,153,939
		Love Field Airport Modernization Corp., Revenue Bonds:
40,000	A-	5.000% due 11/1/30(c)	44,327
90,000	A-	5.000% due 11/1/31(c)	99,736
		Lower Colorado River Authority, Revenue Bonds:
200,000	A	5.000% due 5/15/26	226,906
135,000	A	5.000% due 5/15/32	159,735
70,000	A	5.000% due 5/15/34	82,701
70,000	A	5.000% due 5/15/36	82,439
195,000	A	Series B, 5.000% due 5/15/25	215,900
85,000	A	Series B, 5.000% due 5/15/27	94,449
85,000	A	Series B, 5.000% due 5/15/28	94,307
245,000	A	Series B, 5.000% due 5/15/29	271,746
25,000	A	Series D, 5.000% due 5/15/22	25,228
20,000	A	Series D, 5.000% due 5/15/23	20,965
35,000	A	Series D, 5.000% due 5/15/24	37,713
40,000	A	Series D, 5.000% due 5/15/26	44,526
1,000,000	Aaa(a)	Malakoff Independent School District, GO, PSF-GTD-Insured, 5.000% due 2/15/30	1,244,667
		New Hope Cultural Education Facilities Finance Corp., Revenue Bonds:
60,000	Aa3(a)	Series A, 5.000% due 8/15/24	65,239
45,000	Aa3(a)	Series A, 5.000% due 8/15/26	51,664
45,000	Aa3(a)	Series A, 5.000% due 8/15/27	52,821
70,000	Aa3(a)	Series A, 5.000% due 8/15/30	81,887
		Newark Higher Education Finance Corp., Revenue Bonds:
65,000	A3(a)	5.000% due 4/1/27	73,138
40,000	A3(a)	5.000% due 4/1/28	44,874
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Texas – (continued)
		North Harris County Regional Water Authority, Revenue Bonds:
$30,000	AA-	4.000% due 12/15/23	$30,673
55,000	AA-	4.000% due 12/15/24	56,314
		North Texas Tollway Authority, Revenue Bonds:
50,000	NR	5.000% due 1/1/23	51,707
145,000	NR	5.000% due 1/1/24	155,002
35,000	A+	Series A, 5.000% due 1/1/30	39,295
40,000	A+	Series A, 5.000% due 1/1/33	46,102
200,000	A+	Series A, 5.000% due 1/1/39	223,832
185,000	A	Series B, 5.000% due 1/1/25	203,063
290,000	A+	Series B, 5.000% due 1/1/29	317,552
160,000	A+	Series B, 5.000% due 1/1/30	175,811
20,000	A	Series B, 5.000% due 1/1/31	22,415
85,000	A	Series B, 5.000% due 1/1/32	97,712
685,000	Aaa(a)	Northside Independent School District, GO, PSF-GTD-Insured, 2.750% due 8/1/48(b)	701,149
		Permanent University Fund – University of Texas System, Revenue Bonds:
50,000	Aaa(a)	Series B, 5.000% due 7/1/22	50,733
50,000	Aaa(a)	Series B, 5.000% due 7/1/29	57,404
50,000	AAA	Rockwall Independent School District, GO, PSF-GTD-Insured, zero coupon, due 2/15/25	48,013
2,500,000	Aaa(a)	Round Rock Independent School District, GO, Series A, PSF-GTD-Insured, 5.000% due 8/1/29	3,079,255
1,195,000	Aaa(a)	San Antonio Independent School District, GO, Series A, PSF-GTD-Insured, 5.000% due 8/1/28	1,375,556
		San Antonio Public Facilities Corp., Revenue Bonds:
140,000	AA+	5.000% due 9/15/23	142,780
215,000	AA+	5.000% due 9/15/24	219,571
270,000	AA+	5.000% due 9/15/25	275,696
		San Antonio Water System, Revenue Bonds:
175,000	NR	5.000% due 5/15/22	176,583
2,000,000	AA	Series A, 5.000% due 5/15/36	2,396,755
390,000	AA	Series B, 2.000% due 5/1/44(b)	392,495
		San Jacinto Community College District, GO:
450,000	AA	5.000% due 2/15/29	548,420
435,000	AA	5.000% due 2/15/30	539,603
		State of Texas, GO:
2,500,000	AAA	5.000% due 10/1/24	2,694,050
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Texas – (continued)
$150,000	AAA	5.000% due 8/1/26(c)	$163,094
200,000	AAA	5.500% due 8/1/26(c)	233,173
350,000	AAA	Series B, 5.000% due 8/1/25(c)	369,781
		Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds:
165,000	AA	5.000% due 2/15/25	182,335
60,000	AA	5.000% due 2/15/34	68,165
30,000	Aa3(a)	Series Prerefunded 8/15/23 @ 100, 5.000% due 8/15/25(d)	31,706
45,000	Aa3(a)	Series Prerefunded 8/15/23 @ 100, 5.000% due 8/15/26(d)	47,559
45,000	Aa3(a)	Series Prerefunded 8/15/23 @ 100, 5.000% due 8/15/28(d)	47,559
110,000	Aa3(a)	Series Prerefunded 8/15/23 @ 100, 5.000% due 8/15/33(d)	116,255
155,000	A3(a)	Series Prerefunded 9/1/23 @ 100, 5.500% due 9/1/43(d)	165,054
165,000	AAA	Texas A&M University, Revenue Bonds, Series C, 5.000% due 5/15/23	173,002
		Texas Department of Housing & Community Affairs, Revenue Bonds:
405,489	Aaa(a)	2.950% due 7/1/36	417,511
370,000	AA+	Series A, 4.000% due 3/1/50	398,049
600,000	AA+	Texas Public Finance Authority, Revenue Bonds, 5.000% due 2/1/28	715,381
135,000	Aa2(a)	Texas State University System, Revenue Bonds, Series A, 5.000% due 3/15/29	157,410
		Texas Water Development Board, Revenue Bonds:
1,000,000	AAA	5.000% due 10/15/25	1,127,964
125,000	AAA	Series A, 5.000% due 4/15/22	125,678
180,000	AAA	Series A, 5.000% due 4/15/25	200,117
75,000	AAA	Series A, 5.000% due 10/15/25	84,597
125,000	AAA	Series A, 5.000% due 4/15/26	142,968
190,000	AAA	Series A, 5.000% due 4/15/29	225,739
505,000	AAA	Series A, 5.000% due 4/15/30	597,897
190,000	AA	University of Houston, Revenue Bonds, Series A, 5.000% due 2/15/30	215,217
		Total Texas	109,220,666
Utah – 0.4%
		City of Salt Lake City UT Airport Revenue, Revenue Bonds:
35,000	A	Series A, 5.000% due 7/1/26(c)	39,429
115,000	A	Series A, 5.000% due 7/1/28(c)	131,660
155,000	A	Series A, 5.000% due 7/1/30(c)	180,629
375,000	AAA	State of Utah, GO, Series B, 5.000% due 7/1/22	380,511
85,000	A-	Utah Associated Municipal Power Systems, Revenue Bonds, Series A, Prerefunded 9/1/22 @ 100, 5.000% due 9/1/24(d)	86,827
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Utah – (continued)
$2,500,000	AA-	Utah Transit Authority, Revenue Bonds, Series A, NPFG, 5.000% due 6/15/31	$3,001,403
		Total Utah	3,820,459
Vermont – 0.2%
		Vermont Student Assistance Corp., Revenue Bonds:
750,000	A	Series A, 5.000% due 6/15/29(c)	874,860
675,000	A	Series A, 5.000% due 6/15/30(c)	795,805
		Total Vermont	1,670,665
Virginia – 4.3%
195,000	A+	Arlington County Industrial Development Authority, Revenue Bonds, 5.000% due 7/1/32	240,349
30,000	BBB+	City of Chesapeake VA Chesapeake Expressway Toll Road Revenue, Revenue Bonds, Series A, 5.000% due 7/15/22	30,467
5,000,000	AA+	City of Richmond VA, GO, Series B, 5.000% due 7/15/22	5,081,569
2,635,000	AAA	City of Suffolk VA, GO, Series A, 5.000% due 2/1/27	3,086,437
5,000,000	AAA	Commonwealth of Virginia, GO, Series B, 4.000% due 6/1/24	5,190,030
2,000,000	AAA	County of Fairfax VA Sewer Revenue, Revenue Bonds, Series A, 5.000% due 7/15/46	2,517,850
		Fredericksburg Economic Development Authority, Revenue Bonds:
40,000	A3(a)	5.000% due 6/15/27	42,983
40,000	A3(a)	5.000% due 6/15/29	42,787
45,000	A3(a)	5.000% due 6/15/33	48,052
		Hampton Roads Transportation Accountability Commission, Revenue Bonds:
4,000,000	A+	Series A, 5.000% due 7/1/26	4,583,268
3,180,000	AA	Series A, 5.000% due 7/1/35	3,767,313
1,065,000	A-	King George County Economic Development Authority, Revenue Bonds, 2.500% due 6/1/23(b)(c)	1,074,797
320,000	AA	Norfolk Economic Development Authority, Revenue Bonds, Series B, 5.000% due 11/1/48(b)	385,242
		Stafford County Economic Development Authority, Revenue Bonds:
20,000	A3(a)	4.000% due 6/15/37	21,223
50,000	A3(a)	5.000% due 6/15/32	56,073
65,000	A3(a)	5.000% due 6/15/34	72,782
		Virginia College Building Authority, Revenue Bonds:
1,670,000	AA+	5.000% due 2/1/25	1,845,921
2,805,000	AA+	Series A, 5.000% due 9/1/32	3,398,489
165,000	AA+	Series D, 5.000% due 2/1/26	187,720
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Virginia – (continued)
$265,000	AA+	Series E, 5.000% due 2/1/30	$315,228
305,000	AA+	Series E, 5.000% due 2/1/31	361,779
360,000	AA+	Virginia Commonwealth Transportation Board, Revenue Bonds, Series A, 5.000% due 5/15/30	427,445
		Virginia Resources Authority, Revenue Bonds:
500,000	AAA	5.000% due 11/1/29	621,737
5,220,000	NR	Series Prerefunded 11/1/22 @ 100, 5.000% due 11/1/27(d)	5,366,950
1,000,000	AAA	Virginia Resources Authority Clean Water Revolving Fund, Revenue Bonds, 5.000% due 10/1/30	1,265,913
		Winchester Economic Development Authority, Revenue Bonds:
60,000	A+	5.000% due 1/1/32	66,749
75,000	A+	5.000% due 1/1/33	83,436
100,000	BBB+	York County Economic Development Authority, Revenue Bonds, Series A, 1.900% due 5/1/33	100,532
		Total Virginia	40,283,121
Washington – 4.4%
60,000	AA	Chelan County Public Utility District No 1, Revenue Bonds, Series A, NPFG, zero coupon, due 6/1/24	58,178
3,550,000	AA+	City of Seattle WA Water System Revenue, Revenue Bonds, 5.000% due 8/1/27	4,199,755
		City of Tacoma WA Electric System Revenue, Revenue Bonds:
30,000	AA	5.000% due 1/1/29	34,758
35,000	AA	5.000% due 1/1/36	40,147
3,330,000	AA+	County of King WA Sewer Revenue, Revenue Bonds, Series A, 5.000% due 7/1/22	3,378,822
		Grant County Public Utility District No 2 Priest Rapids Hydroelectric Project, Revenue Bonds:
30,000	AA	Series A, Prerefunded 7/1/22 @ 100, 5.000% due 1/1/23(d)	30,437
65,000	AA	Series A, Prerefunded 7/1/22 @ 100, 5.000% due 1/1/24(d)	65,946
		Port of Seattle WA, Revenue Bonds:
25,000	A	5.000% due 6/1/23(c)	26,211
35,000	A+	5.000% due 2/1/27	39,562
70,000	A+	5.000% due 2/1/29	79,011
85,000	A+	Series A, 5.000% due 5/1/29(c)	97,991
1,000,000	AA-	Series B, 5.000% due 10/1/26(c)	1,133,170
980,000	AA-	Series B, 5.000% due 10/1/27(c)	1,108,434
135,000	AA-	Series B, 5.000% due 10/1/29(c)	152,351
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Washington – (continued)
		State of Washington, GO:
$50,000	AA+	Series 2017A, 5.000% due 8/1/27	$57,578
3,430,000	AA+	Series A, 5.000% due 8/1/32	4,109,757
3,000,000	AA+	Series A, 5.000% due 8/1/38	3,705,875
5,000,000	AA+	Series C, 5.000% due 2/1/33	6,072,413
2,500,000	AA+	Series E, 5.000% due 6/1/43	3,110,757
3,040,000	AA+	Series R, 5.000% due 8/1/22	3,095,812
50,000	AA+	Series R2017A, 5.000% due 8/1/28	57,462
50,000	AA+	Series R2017A, 5.000% due 8/1/30	57,301
355,000	AA+	Series R2018C, 5.000% due 8/1/30	418,355
725,000	AA+	Series R2018D, 5.000% due 8/1/32	847,815
640,000	AA+	Series R2018D, 5.000% due 8/1/33	746,974
5,000,000	AA+	Series R2018D, 5.000% due 8/1/35	5,824,490
		Tobacco Settlement Authority, Revenue Bonds:
70,000	A	5.000% due 6/1/23	73,294
100,000	A	5.000% due 6/1/24	104,637
		Washington Health Care Facilities Authority, Revenue Bonds:
60,000	A	5.000% due 7/1/26	68,668
70,000	AA-	5.000% due 10/1/27	82,559
60,000	AA-	5.000% due 10/1/28	72,114
40,000	A+	5.000% due 1/1/29	44,113
90,000	A	5.000% due 7/1/29	106,584
20,000	A	5.000% due 7/1/34	23,420
780,000	A	5.000% due 7/1/42	908,634
115,000	AA-	Series A, 5.000% due 10/1/24	117,681
440,000	A-	Series A, 5.000% due 8/1/39	515,989
		Washington Higher Education Facilities Authority, Revenue Bonds:
15,000	Baa1(a)	Series A, 5.000% due 10/1/29	16,894
35,000	Baa1(a)	Series A, 5.000% due 10/1/30	39,293
40,000	Baa1(a)	Series A, 5.000% due 10/1/31	44,850
210,000	Baa1(a)	Series A, 5.000% due 10/1/33	235,315
		Total Washington	41,003,407
West Virginia – 1.6%
		State of West Virginia, GO:
9,860,000	AA-	Series B, 5.000% due 12/1/34	11,848,721
2,000,000	AA-	Series B, 5.000% due 6/1/35	2,402,460
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
West Virginia – (continued)
$190,000	BBB+	West Virginia Hospital Finance Authority, Revenue Bonds, 5.000% due 1/1/33	$221,499
		Total West Virginia	14,472,680
Wisconsin – 0.4%
160,000	A	Public Finance Authority, Revenue Bonds, 5.000% due 1/1/31	193,913
		Wisconsin Health & Educational Facilities Authority, Revenue Bonds:
400,000	A2(a)	5.000% due 10/1/23	423,962
255,000	A+	5.000% due 11/15/24	279,954
25,000	BBB+	5.000% due 5/1/26	26,745
50,000	A3(a)	5.000% due 6/1/27	50,528
195,000	A+	5.000% due 11/15/27	213,809
50,000	BBB+	5.000% due 5/1/28	53,336
25,000	BBB+	5.000% due 5/1/29	26,630
30,000	A3(a)	5.000% due 6/1/32	30,301
70,000	A3(a)	5.000% due 6/1/39	70,671
1,190,000	AA	5.000% due 8/15/54(b)	1,281,666
30,000	WR(a)	Series B, Prerefunded 7/1/23 @ 100, 5.000% due 7/1/25(d)	31,573
200,000	WR(a)	Series B, Prerefunded 7/1/23 @ 100, 5.000% due 7/1/36(d)	210,487
50,000	NR	Series C, Prerefunded 8/15/22 @ 100, 5.000% due 8/15/32(d)	50,977
490,000	AA	Wisconsin Housing & Economic Development Authority, Revenue Bonds, Series A, 3.500% due 9/1/50	516,549
		Total Wisconsin	3,461,101
		TOTAL MUNICIPAL BONDS (Cost – $803,833,774)	812,984,359
		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost – $803,833,774)	812,984,359
SHORT-TERM INVESTMENTS – 12.2%
MUNICIPAL BONDS – 4.1%
4,000,000		Charleston County School District, GO, 4.000% due 5/11/22	4,027,588
10,000,000		City of Los Angeles CA, Revenue Notes, 4.000% due 6/23/22	10,103,806
2,500,000		City of Topeka KS Combined Utility Revenue, Revenue Bonds, Series A, 4.000% due 8/1/22	2,535,264
5,200,000		Colorado State Education Loan Program, Revenue Notes, Series A, 4.000% due 6/29/22	5,256,829
7,000,000		Commonwealth of Massachusetts, GO, Series B, 5.000% due 11/1/22	7,197,535
5,000,000		County of Los Angeles CA, Revenue Notes, 4.000% due 6/30/22	5,055,985
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
SHORT-TERM INVESTMENTS – (continued)
MUNICIPAL BONDS – (continued)
$3,500,000		Town of Tonawanda NY, GO, Series B, 1.500% due 8/26/22	$3,509,313
		TOTAL MUNICIPAL BONDS (Cost – $37,774,904)	37,686,320
TIME DEPOSITS – 8.1%
74,287,318		Citibank – New York, 0.005% due 3/1/22	74,287,318
1,672,612		Skandinaviska Enskilda Banken AB – Stockholm, 0.005% due 3/1/22	1,672,612
		TOTAL TIME DEPOSITS (Cost – $75,959,930)	75,959,930
		TOTAL SHORT-TERM INVESTMENTS (Cost – $113,734,834)	113,646,250
		TOTAL INVESTMENTS – 99.4% (Cost – $917,568,608)	926,630,609
		Other Assets in Excess of Liabilities – 0.6%	5,579,870
		TOTAL NET ASSETS – 100.0%	$932,210,479

††
All ratings are by Standard & Poor’s Rating Service, unless otherwise noted. (unaudited)

(a)
Rating by Moody’s Investors Service. (unaudited)

(b)
Variable rate security. Interest rate disclosed is that which was in effect at February 28, 2022.

(c)
Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (AMT).

(d)
Pre-refunded bonds are escrowed with government obligations and/or government agency securities and are considered by the Manager to be triple-A rated even if the issuer has not applied for new ratings.

(e)
Rating by Fitch Ratings Service. All ratings are unaudited.

(f)
When-Issued or delayed delivery security.

(g)
All or a portion of this security is pledged by the Fund as collateral for when-issued or delayed delivery securities.

Abbreviations used in this schedule:
AGM
    —    Assured Guaranty Municipal Corporation

AMBAC
    —    American Bond Assurance Corporation

COP
    —    Certificate of Participation

GO
    —    General Obligation

MTA
    —    Metropolitan Transportation Authority

NPFG
    —    National Public Finance Guarantee Corporation

PSF-GTD
    —    Permanent School Fund Guaranteed

See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Municipal Fixed Income Fund (concluded)

Summary of Investments by Security Type^ (Unaudited)
General Obligation	44.6%
Education	13.5
Water and Sewer	7.7
Health Care Providers & Services	7.1
Transportation	6.1
Airport	3.4
Power	1.2
Development	1.2
Single Family Housing	0.8
Utilities	0.7
Student Loan	0.4
Facilities	0.3
Multifamily Housing	0.3
Pollution	0.1
Housing	0.1
Nursing Homes	0.1
Tobacco Settlement	0.1
Bond Bank	0.0*
Short-Term Investments	12.3
100.0%

^
As a percentage of total investments.

*
Position represents less than 0.05%.

See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Multi Strategy Alternatives Fund

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – 25.5%
$2,420,092	Alternative Loan Trust, Series 2005-61, Class 2A2, 0.947% (1-Month USD-LIBOR + 0.760)% due 12/25/35(a)	$2,221,425
777,513	Bear Stearns ALT-A Trust, Series 2006-8, Class 3A1, 0.507% (1-Month USD-LIBOR + 0.320)% due 2/25/34(a)	755,324
	Connecticut Avenue Securities Trust:
6,456,000	Series 2018-R07, Class 1B1, 4.537% (1-Month USD-LIBOR + 4.350)% due 4/25/31(a)(b)	6,584,522
8,873,000	Series 2019-HRP1, Class B1, 9.437% (1-Month USD-LIBOR + 9.250)% due 11/25/39(a)(b)	9,138,706
6,734,000	Series 2019-R01, Class 2B1, 4.537% (1-Month USD-LIBOR + 4.350)% due 7/25/31(a)(b)	6,810,331
6,759,000	Series 2019-R02, Class 1B1, 4.337% (1-Month USD-LIBOR + 4.150)% due 8/25/31(a)(b)	6,834,354
6,060,000	Series 2019-R03, Class 1B1, 4.287% (1-Month USD-LIBOR + 4.100)% due 9/25/31(a)(b)	6,084,373
7,777,000	Series 2019-R04, Class 2B1, 5.437% (1-Month USD-LIBOR + 5.250)% due 6/25/39(a)(b)	7,845,119
3,630,000	Series 2019-R05, Class 1B1, 4.287% (1-Month USD-LIBOR + 4.100)% due 7/25/39(a)(b)	3,616,422
4,140,000	Series 2022-R02, Class 2B1, 4.549% (SOFR30A + 4.500)% due 1/25/42(a)(b)	4,000,859
3,629,383	Deutsche Alternative-A Securities Mortgage Loan Trust, Series 2007-OA5, Class A1A, 0.387% (1-Month USD-LIBOR + 0.200)% due 8/25/47(a)	3,427,645
	Federal National Mortgage Association (FNMA), Connecticut Avenue Securities:
572,507	Series 2015-C04, Class 1M2, 5.887% (1-Month USD-LIBOR + 5.700)% due 4/25/28(a)@	603,929
208,102	Series 2016-C01, Class 1B, 11.937% (1-Month USD-LIBOR + 11.750)% due 8/25/28(a)@	230,372
1,706,999	Series 2016-C01, Class 1M2, 6.937% (1-Month USD-LIBOR + 6.750)% due 8/25/28(a)@	1,789,483
685,107	Series 2016-C02, Class 1B, 12.437% (1-Month USD-LIBOR + 12.250)% due 9/25/28(a)@	778,472
5,479,653	Series 2016-C03, Class 2M2, 6.087% (1-Month USD-LIBOR + 5.900)% due 10/25/28(a)@	5,741,472
4,421,627	Series 2016-C05, Class 2M2, 4.637% (1-Month USD-LIBOR + 4.450)% due 1/25/29(a)@	4,569,319
7,060,000	Series 2017-C01, Class 1B1, 5.937% (1-Month USD-LIBOR + 5.750)% due 7/25/29(a)@	7,766,935
5,273,316	Series 2017-C01, Class 1M2, 3.737% (1-Month USD-LIBOR + 3.550)% due 7/25/29(a)@	5,408,442
6,650,000	Series 2017-C02, Class 2B1, 5.687% (1-Month USD-LIBOR + 5.500)% due 9/25/29(a)@	7,165,476
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Multi Strategy Alternatives Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
$2,050,000	Series 2017-C02, Class 2M2C, 3.837% (1-Month USD-LIBOR + 3.650)% due 9/25/29(a)@	$2,134,679
6,920,000	Series 2017-C03, Class 1B1, 5.037% (1-Month USD-LIBOR + 4.850)% due 10/25/29(a)@	7,268,744
6,186,593	Series 2017-C03, Class 1X1, 2.300% due 10/25/29(c)@	89,667
6,845,000	Series 2018-C03, Class 1B1, 3.937% (1-Month USD-LIBOR + 3.750)% due 10/25/30(a)@	6,898,489
6,546,000	Series 2018-C05, Class 1B1, 4.437% (1-Month USD-LIBOR + 4.250)% due 1/25/31(a)@	6,638,038
5,163,700	Series 2018-C06, Class 1B1, 3.937% (1-Month USD-LIBOR + 3.750)% due 3/25/31(a)@	5,133,018
4,970,000	Series 2018-C06, Class 2B1, 4.287% (1-Month USD-LIBOR + 4.100)% due 3/25/31(a)	4,976,232
2,665,570	FNBA Mortgage Loan Trust, Series 2004-AR1, Class M2, 1.821% (1-Month USD-LIBOR + 1.650)% due 8/19/34(a)	2,719,834
	Freddie Mac STACR REMIC Trust:
5,438,000	Series 2020-DNA1, Class B2, 5.437% (1-Month USD-LIBOR + 5.250)% due 1/25/50(a)(b)	5,248,094
8,000,000	Series 2020-DNA3, Class B1, 5.287% (1-Month USD-LIBOR + 5.100)% due 6/25/50(a)(b)	8,238,097
5,000,000	Series 2020-DNA3, Class B2, 9.537% (1-Month USD-LIBOR + 9.350)% due 6/25/50(a)(b)	5,672,402
9,000,000	Series 2020-DNA4, Class B1, 6.187% (1-Month USD-LIBOR + 6.000)% due 8/25/50(a)(b)	9,289,649
2,120,000	Series 2020-DNA4, Class B2, 10.187% (1-Month USD-LIBOR + 10.000)% due 8/25/50(a)(b)	2,449,347
7,780,000	Series 2020-DNA5, Class B2, 11.549% (SOFR30A + 11.500)% due 10/25/50(a)(b)	9,539,356
3,442,796	Series 2020-DNA5, Class M2, 2.849% (SOFR30A + 2.800)% due 10/25/50(a)(b)	3,464,233
5,600,000	Series 2020-DNA6, Class B2, 5.699% (SOFR30A + 5.650)% due 12/25/50(a)(b)	5,208,700
6,827,734	Series 2020-HQA2, Class M2, 3.287% (1-Month USD-LIBOR + 3.100)% due 3/25/50(a)(b)	6,875,730
7,500,000	Series 2020-HQA3, Class B1, 5.937% (1-Month USD-LIBOR + 5.750)% due 7/25/50(a)(b)	7,777,487
1,280,000	Series 2020-HQA3, Class B2, 10.187% (1-Month USD-LIBOR + 10.000)% due 7/25/50(a)(b)	1,469,325
6,540,000	Series 2020-HQA4, Class B1, 5.437% (1-Month USD-LIBOR + 5.250)% due 9/25/50(a)(b)	6,736,290
8,560,000	Series 2021-DNA5, Class B2, 5.549% (SOFR30A + 5.500)% due 1/25/34(a)(b)	7,747,654
2,601,000	Series 2021-HQA1, Class B2, 5.049% (SOFR30A + 5.000)% due 8/25/33(a)(b)	2,387,667
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Multi Strategy Alternatives Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
$1,300,000	Series 2021-HQA2, Class B2, 5.499% (SOFR30A + 5.450)% due 12/25/33(a)(b)	$1,198,879
	Freddie Mac STACR Trust:
6,494,000	Series 2018-DNA2, Class B1, 3.887% (1-Month USD-LIBOR + 3.700)% due 12/25/30(a)(b)	6,549,400
5,500,000	Series 2018-HQA2, Class B2, 11.187% (1-Month USD-LIBOR + 11.000)% due 10/25/48(a)(b)	6,157,387
4,720,128	Series 2019-DNA1, Class B1, 4.837% (1-Month USD-LIBOR + 4.650)% due 1/25/49(a)(b)	4,816,075
5,000,000	Series 2019-DNA1, Class B2, 10.937% (1-Month USD-LIBOR + 10.750)% due 1/25/49(a)(b)	5,400,481
3,580,000	Series 2019-DNA2, Class B1, 4.537% (1-Month USD-LIBOR + 4.350)% due 3/25/49(a)(b)	3,622,991
5,000,000	Series 2019-DNA2, Class B2, 10.687% (1-Month USD-LIBOR + 10.500)% due 3/25/49(a)(b)	5,330,959
4,870,000	Series 2019-DNA3, Class B2, 8.337% (1-Month USD-LIBOR + 8.150)% due 7/25/49(a)(b)	5,014,647
4,588,000	Series 2019-DNA4, Class B2, 6.437% (1-Month USD-LIBOR + 6.250)% due 10/25/49(a)(b)	4,531,978
5,800,000	Series 2019-FTR1, Class B2, 8.537% (1-Month USD-LIBOR + 8.350)% due 1/25/48(a)(b)	6,140,854
3,920,000	Series 2019-FTR2, Class B2, 7.587% (1-Month USD-LIBOR + 7.400)% due 11/25/48(a)(b)	3,888,884
5,620,000	Series 2019-HQA1, Class B1, 4.587% (1-Month USD-LIBOR + 4.400)% due 2/25/49(a)(b)	5,671,102
4,030,000	Series 2019-HQA1, Class B2, 12.437% (1-Month USD-LIBOR + 12.250)% due 2/25/49(a)(b)	4,448,764
3,800,000	Series 2019-HQA2, Class B1, 4.287% (1-Month USD-LIBOR + 4.100)% due 4/25/49(a)(b)	3,799,996
5,000,000	Series 2019-HQA2, Class B2, 11.437% (1-Month USD-LIBOR + 11.250)% due 4/25/49(a)(b)	5,395,398
5,000,000	Series 2019-HRP1, Class B2, 9.687% (1-Month USD-LIBOR + 9.500)% due 2/25/49(a)(b)	5,273,909
	Freddie Mac Structured Agency Credit Risk Debt Notes:
5,931,147	Series 2015-DNA2, Class B, 7.737% (1-Month USD-LIBOR + 7.550)% due 12/25/27(a)	6,204,082
4,957,810	Series 2015-DNA3, Class B, 9.537% (1-Month USD-LIBOR + 9.350)% due 4/25/28(a)@	5,425,753
542,660	Series 2016-DNA1, Class B, 10.187% (1-Month USD-LIBOR + 10.000)% due 7/25/28(a)	600,224
1,987,313	Series 2016-HQA3, Class B, 9.187% (1-Month USD-LIBOR + 9.000)% due 3/25/29(a)@	2,121,974
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Multi Strategy Alternatives Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
$4,000,000	Series 2017-DNA3, Class B1, 4.637% (1-Month USD-LIBOR + 4.450)% due 3/25/30(a)	$4,182,509
4,290,000	Series 2017-HQA3, Class B1, 4.637% (1-Month USD-LIBOR + 4.450)% due 4/25/30(a)@	4,460,850
1,280,000	Series 2021-DNA2, Class B2, 6.049% (SOFR30A + 6.000)% due 8/25/33(a)(b)	1,200,050
	STACR Trust:
5,100,000	Series 2018-DNA3, Class B2, 7.937% (1-Month USD-LIBOR + 7.750)% due 9/25/48(a)(b)	5,304,595
7,803,680	Series 2018-HRP1, Class B2, 11.937% (1-Month USD-LIBOR + 11.750)% due 5/25/43(a)(b)	8,560,815
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost – $330,935,883)	324,638,268
ASSET-BACKED SECURITIES – 9.1%
2,785,907	Aames Mortgage Investment Trust, Series 2005-4, Class M3, 0.967% (1-Month USD-LIBOR + 0.780)% due 10/25/35(a)	2,774,418
	ABFC Trust:
3,358,183	Series 2003-OPT1, Class A3, 0.867% (1-Month USD-LIBOR + 0.680)% due 4/25/33(a)	3,251,481
2,172,264	Series 2005-WF1, Class M2, 0.787% (1-Month USD-LIBOR + 0.600)% due 10/25/34(a)	2,164,701
1,366,934	Accredited Mortgage Loan Trust, Series 2006-2, Class A4, 0.447% (1-Month USD-LIBOR + 0.260)% due 9/25/36(a)	1,349,817
1,695,136	Asset Backed Securities Corp. Home Equity Loan Trust, Series 2007-HE1, Class A4, 0.327% (1-Month USD-LIBOR + 0.140)% due 12/25/36(a)	1,663,207
	Brookside Mill CLO Ltd.:
3,000,000	Series 2013-1A, Class BR, 1.591% (3-Month USD-LIBOR + 1.350)% due 1/17/28(a)(b)	3,000,000
410,000	Series 2013-1A, Class ER, 5.741% (3-Month USD-LIBOR + 5.500)% due 1/17/28(a)(b)	410,000
3,005,394	Carrington Mortgage Loan Trust, Series 2006-NC3, Class A3, 0.337% (1-Month USD-LIBOR + 0.150)% due 8/25/36(a)	2,933,062
2,548,158	CHEC Loan Trust, Series 2004-1, Class A3, 1.187% (1-Month USD-LIBOR + 1.000)% due 7/25/34(a)(b)	2,513,991
	Countrywide Asset-Backed Certificates:
3,163,958	Series 2004-2, Class M1, 0.937% (1-Month USD-LIBOR + 0.750)% due 5/25/34(a)	3,137,053
16,270,145	Series 2006-22, Class 1A, 0.327% (1-Month USD-LIBOR + 0.140)% due 6/25/35(a)	15,592,576
1,462,950	Series 2007-2, Class 2A3, 0.327% (1-Month USD-LIBOR + 0.140)% due 8/25/37(a)	1,450,764
704,198	CWABS Asset-Backed Certificates Trust, Series 2007-12, Class 2A3, 0.987% (1-Month USD-LIBOR + 0.800)% due 8/25/47(a)	701,137
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Multi Strategy Alternatives Fund (continued)

Face Amount/Units	Security	Value
ASSET-BACKED SECURITIES – (continued)
$1,978,841	Ellington Loan Acquisition Trust, Series 2007-1, Class A1, 1.287% (1-Month USD-LIBOR + 1.100)% due 5/25/37(a)(b)	$1,968,489
3,086,234	EquiFirst Mortgage Loan Trust, Series 2003-2, Class 1A1, 1.251% (1-Month USD-LIBOR + 1.125)% due 9/25/33(a)	3,056,484
5,263,953	Fremont Home Loan Trust, Series 2003-A, Class M1, 1.162% (1-Month USD-LIBOR + 0.975)% due 8/25/33(a)	5,190,026
5,090,000	GSAMP Trust, Series 2005-WMC3, Class A2C, 0.847% (1-Month USD-LIBOR + 0.660)% due 12/25/35(a)	4,992,992
75,560	Home Equity Asset Trust, Series 2005-7, Class M1, 0.637% (1-Month USD-LIBOR + 0.675)% due 1/25/36(a)	75,540
3,143,519	HSI Asset Securitization Corp. Trust, Series 2006-OPT2, Class M2, 0.772% (1-Month USD-LIBOR + 0.585)% due 1/25/36(a)	3,135,821
3,328,856	JP Morgan Mortgage Acquisition Trust, Series 2007-CH4, Class A5, 0.427% (1-Month USD-LIBOR + 0.240)% due 5/25/37(a)	3,305,857
2,700,000	KVK CLO Ltd., Series 2018-1A, Class E, 6.330% (3-Month USD-LIBOR + 5.850)% due 5/20/29(a)(b)	2,700,000
3,151,575	Long Beach Mortgage Loan Trust, Series 2004-4, Class M1, 1.087% (1-Month USD-LIBOR + 0.900)% due 10/25/34(a)	3,115,284
1,300,000	Longfellow Place CLO Ltd., Series 2013-1A, Class ERR, 7.941% (3-Month USD-LIBOR + 7.700)% due 4/15/29(a)(b)	1,265,888
2,851,891	Mastr Asset Backed Securities Trust, Series 2004-WMC1, Class M1, 0.967% (1-Month USD-LIBOR + 0.780)% due 2/25/34(a)	2,845,673
	Merrill Lynch Mortgage Investors Trust:
889,649	Series 2005-FM1, Class M1, 0.907% (1-Month USD-LIBOR + 0.720)% due 5/25/36(a)	883,146
2,991,240	Series 2006-OPT1, Class A2C, 0.337% (1-Month USD-LIBOR + 0.150)% due 8/25/37(a)	2,891,132
742,796	Morgan Stanley ABS Capital I Inc. Trust, Series 2005-HE2, Class M1, 0.787% (1-Month USD-LIBOR + 0.600)% due 1/25/35(a)	741,773
	Nationstar Home Equity Loan Trust:
358,780	Series 2006-B, Class AV4, 0.467% (1-Month USD-LIBOR + 0.280)% due 9/25/36(a)	358,606
2,422,950	Series 2007-C, Class 1AV1, 0.362% (1-Month USD-LIBOR + 0.175)% due 6/25/37(a)	2,374,349
2,323,281	NovaStar Mortgage Funding Trust, Series 2006-1, Class A2C, 0.507% (1-Month USD-LIBOR + 0.320)% due 5/25/36(a)	2,299,679
525,626	Option One Mortgage Loan Trust, Series 2005-3, Class M2, 0.922% (1-Month USD-LIBOR + 0.735)% due 8/25/35(a)	525,069
	Park Place Securities Inc. Asset-Backed Pass-Through Certificates:
3,600,000	Series 2005-WCH1, Class M5, 1.507% (1-Month USD-LIBOR + 1.320)% due 1/25/36(a)	3,571,521
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Multi Strategy Alternatives Fund (continued)

Face Amount/Units	Security	Value
ASSET-BACKED SECURITIES – (continued)
$1,881,598	Series 2005-WCW2, Class M2, 0.982% (1-Month USD-LIBOR + 0.795)% due 7/25/35(a)	$1,878,502
1,813,129	Park Place Securities Inc., Series 2005-WCW1, Class M2, 0.892% (1-Month USD-LIBOR + 0.705)% due 9/25/35(a)	1,825,266
2,703,933	Ramp Trust, Series 2004-RS8, Class MII2, 1.912% (1-Month USD-LIBOR + 1.150)% due 8/25/34(a)	2,674,796
380,000	Steele Creek CLO Ltd., Series 2016-1A, Class ER, 5.953% (3-Month USD-LIBOR + 5.750)% due 6/15/31(a)(b)	338,495
445,961	Structured Asset Investment Loan Trust, Series 2004-7, Class A7, 1.027% (1-Month USD-LIBOR + 0.840)% due 8/25/34(a)	445,751
	Structured Asset Securities Corp. Mortgage Loan Trust:
1,000,000	Series 2005-WF4, Class M6, 1.192% (1-Month USD-LIBOR + 1.005)% due 11/25/35(a)	990,405
2,600,000	Series 2005-WF4, Class M8, 2.812% (1-Month USD-LIBOR + 2.625)% due 11/25/35(a)	2,643,598
8,719,761	Series 2006-BC6, Class A1, 0.347% (1-Month USD-LIBOR + 0.160)% due 1/25/37(a)	8,544,403
1,425,875	Series 2006-BC6, Class A4, 0.357% (1-Month USD-LIBOR + 0.170)% due 1/25/37(a)	1,415,547
1,844,762	Series 2006-GEL1, Class M2, 1.387% (1-Month USD-LIBOR + 1.200)% due 11/25/35(a)(b)	1,839,750
1,285,166	Series 2007-BC3, Class 2A3, 0.367% (1-Month USD-LIBOR + 0.180)% due 5/25/47(a)	1,260,638
3,325,384	Terwin Mortgage Trust, Series 2006-5, Class 1A2B, 0.607% (1-Month USD-LIBOR + 0.420)% due 7/25/37(a)(b)	3,288,473
1,030,000	Venture XVIII CLO Ltd., Series 2014-18A, Class ER, 6.831% (3-Month USD-LIBOR + 6.590)% due 10/15/29(a)(b)	970,746
1,291,000	Vibrant ClO VIII Ltd., Series 2018-8A, Class A1B, 1.504% (3-Month USD-LIBOR + 1.250)% due 1/20/31(a)(b)	1,289,478
	TOTAL ASSET-BACKED SECURITIES (Cost – $112,913,996)	115,645,384
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Multi Strategy Alternatives Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – 10.1%
Consumer Cyclical – 5.5%
$14,632,000	AMC Entertainment Holdings Inc., Secured Notes, 10.000% due 6/15/26(b)	$13,516,310
10,790,000	Arrow Bidco LLC, Senior Secured Notes, 9.500% due 3/15/24(b)(d)	10,951,850
23,119,000	Cinemark USA Inc., Company Guaranteed Notes, 5.250% due 7/15/28(b)(d)	22,050,671
10,400,000	Guitar Center Inc., Senior Secured Notes, 8.500% due 1/15/26(b)(d)	10,908,768
11,810,000	Mclaren Finance PLC, Senior Secured Notes, 7.500% due 8/1/26(b)(d)	11,750,950
	Total Consumer Cyclical	69,178,549
Consumer Non-cyclical – 1.6%
9,125,000	Curaleaf Holdings Inc., Senior Secured Notes, 8.000% due 12/15/26(b)	9,104,322
10,899,000	MoneyGram International Inc., Senior Secured Notes, 5.375% due 8/1/26(b)	11,381,281
	Total Consumer Non-cyclical	20,485,603
Financial – 0.9%
13,371,000	Home Point Capital Inc., Company Guaranteed Notes, 5.000% due 2/1/26(b)(d)	11,031,075
Industrial – 0.9%
10,146,000	Fortress Transportation & Infrastructure Investors LLC, Senior Unsecured Notes, 9.750% due 8/1/27(b)	11,135,235
Utilities – 1.2%
	Vistra Corp., Junior Subordinated Notes:
13,153,000	7.000% (5-Year CMT Index + 5.740)%(a)(b)(e)	13,054,353
1,755,000	8.000% (5-Year CMT Index + 6.930)%(a)(b)(e)	1,803,262
	Total Utilities	14,857,615
	TOTAL CORPORATE BONDS & NOTES (Cost – $128,799,547)	126,688,077
Shares/Units	Security	Value
COMMON STOCKS – 27.4%
COMMUNICATIONS – 0.5%
Internet – 0.3%
355,172	Solo Brands Inc., Class A Shares*(f)	3,750,616
Telecommunications – 0.2%
170,879	Telephone & Data Systems Inc.(d)	2,964,751
	TOTAL COMMUNICATIONS	6,715,367
CONSUMER CYCLICAL – 5.5%
Auto Parts & Equipment – 1.0%
1,006,566	Holley Inc.*(d)(f)	13,055,161
Entertainment – 2.5%
561,852	Golden Entertainment Inc.*(d)	31,986,235
Leisure Time – 0.4%
223,006	Callaway Golf Co.*	5,517,169
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Multi Strategy Alternatives Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER CYCLICAL – (continued)
Retail – 1.6%
363,715	Kohl’s Corp.	$20,229,828
	TOTAL CONSUMER CYCLICAL	70,788,393
CONSUMER NON-CYCLICAL – 5.9%
Biotechnology – 4.5%
41,014	Ascendis Pharma AS, ADR*(d)	4,609,563
952,589	Crinetics Pharmaceuticals Inc.*	19,070,832
222,780	DICE Therapeutics Inc.*(f)	4,119,202
399,108	Elevation Oncology Inc.*(f)	1,348,985
491,604	EQRx Inc.*(f)	1,484,644
547,629	Relay Therapeutics Inc.*	13,203,335
43,574	Sema4 Holdings Corp.*	152,073
121,607	SpringWorks Therapeutics Inc.*(d)	6,881,740
220,082	Xenon Pharmaceuticals Inc.*	6,976,599
	Total Biotechnology	57,846,973
Food – 0.5%
150,000	US Foods Holding Corp.*(d)	5,863,500
Healthcare-Products – 0.7%
61,416	Minerva Surgical Inc.*(f)	321,820
393,649	SeaSpine Holdings Corp.*(d)	4,987,533
386,550	SomaLogic Inc.*(d)	3,513,740
	Total Healthcare-Products	8,823,093
Pharmaceuticals – 0.2%
399,219	Curaleaf Holdings Inc.*	2,794,533
	TOTAL CONSUMER NON-CYCLICAL	75,328,099
DIVERSIFIED – 6.9%
SPACs – 6.9%
366,528	Class Acceleration Corp., Class A Shares*(d)	3,577,313
565,129	Corazon Capital V838 Monoceros Corp., Class A Shares*(d)(g)	5,484,577
743,800	DA32 Life Science Tech Acquisition Corp., Class A Shares*(d)	7,155,356
992,028	EJF Acquisition Corp., Class A Shares*(d)(f)	9,821,077
446,038	EQRx, Inc.*(g)	1,347,035
1,113,750	First Light Acquisition Group Inc., Class A Shares*(d)(g)	10,970,437
366,308	FTAC Zeus Acquisition Corp., Class A Shares*(g)	3,571,503
937,446	Jack Creek Investment Corp., Class A Shares*(d)	9,149,473
561,397	L&F Acquisition Corp., Class A Shares*(d)	5,656,075
587,255	Live Oak Mobility Acquisition Corp., Class A Shares*(d)	5,705,182
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Multi Strategy Alternatives Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
DIVERSIFIED – (continued)
SPACs – (continued)
557,775	Logistics Innovation Technologies Corp., Class A Shares*(d)(g)	$5,388,106
568,036	Senior Connect Acquisition Corp. I, Class A Shares*(d)	5,561,072
565,129	Tekkorp Digital Acquisition Corp., Class A Shares*(d)@	5,549,567
549,384	Tishman Speyer Innovation Corp. II, Class A Shares*(d)	5,351,000
232,340	Z-Work Acquisition Corp., Class A Shares*	2,262,992
	Total SPACs	86,550,765
	TOTAL DIVERSIFIED	86,550,765
FINANCIAL – 4.8%
Banks – 3.2%
1,004,191	Blue Foundry Bancorp*(d)	13,948,213
767,447	HarborOne Bancorp Inc.(d)	11,350,541
1,106,672	Kearny Financial Corp.(d)	14,619,137
	Total Banks	39,917,891
Diversified Financial Services – 0.3%
83,810	Ally Financial Inc.	4,182,119
Financial Services – 0.1%
489,000	Sema4 Holdings Corp.*(g)@	1,706,610
Savings & Loans – 1.2%
483,799	Berkshire Hills Bancorp Inc.(d)	15,046,149
	TOTAL FINANCIAL	60,852,769
INDUSTRIAL – 3.8%
Engineering & Construction – 1.3%
486,338	WillScot Mobile Mini Holdings Corp.*	17,279,589
Metal Fabricate/Hardware – 0.9%
1,192,003	Hillman Solutions Corp.*(d)	11,180,988
Transportation – 1.6%
428,632	Air Transport Services Group Inc.*(d)	13,506,195
100,169	XPO Logistics Inc.*(d)	7,280,283
	Total Transportation	20,786,478
	TOTAL INDUSTRIAL	49,247,055
	TOTAL COMMON STOCKS (Cost – $333,445,157)	349,482,448
OPEN-END FUNDS – 18.9%
19,120,259	JPMorgan Strategic Income Opportunities Fund, Class R6 Shares	219,882,984
1,682,086	Palm Valley Capital Fund	20,218,671
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Multi Strategy Alternatives Fund (continued)

Shares/Units	Security	Value
OPEN-END FUNDS – (continued)
	TOTAL OPEN-END FUNDS (Cost – $240,929,813)	$240,101,655
EQUITY LINKED NOTES – 1.5%
DIVERSIFIED – 1.2%
SPACs – 1.2%
1,474,215	Screaming Eagle Acquisition Corp., 0.000% due*	14,565,244
FINANCIAL – 0.3%
Financial Services – 0.3%
439,830	SomaLogic, Inc.*(g)@	3,998,055
	TOTAL EQUITY LINKED NOTES (Cost – $19,140,450)	18,563,299
PREFERRED STOCKS – 1.5%
COMMUNICATIONS – 0.8%
Telecommunications – 0.8%
	Telephone & Data Systems Inc.:
340,475	6.000%(d)(e)	7,728,782
77,001	6.625%(e)	1,925,025
	Total Telecommunications	9,653,807
	TOTAL COMMUNICATIONS	9,653,807
CONSUMER CYCLICAL – 0.7%
Retail – 0.7%
93,673	Qurate Retail Inc., 8.000%(d)	8,735,944
	TOTAL PREFERRED STOCKS (Cost – $19,836,090)	18,389,751
WARRANTS – 0.2%
DIVERSIFIED – 0.2%
SPACs – 0.0%
183,263	Class Acceleration Corp., due 03/31/28, Strike Price $11.50*(g)	42,884
179,620	Corazon Capital V838 Monoceros Corp., due 12/31/28, Strike Price $11.50*(g)	86,110
39,205	Deep Lake Capital Acquisition Corp., due 12/31/27, Strike Price $11.50*(g)	12,938
330,676	EJF Acquisition Corp., due 02/28/27, Strike Price $11.50*(g)	363,744
88,320	EQRx Inc., due 12/20/26, Strike Price $11.50*(b)	51,676
556,875	First Light Acquisition Group Inc., due 10/07/23, Strike Price $11.50*(g)	228,319
183,154	FTAC Zeus Acquisition Corp., due 12/31/27, Strike Price $11.50*(g)	67,767
131,807	Inspirato Inc., due 02/11/27, Strike Price $11.50*(g)	234,616
468,723	Jack Creek Investment Corp., due 12/31/27, Strike Price $11.50*(g)	112,493
244,085	L&F Acquisition Corp., due 05/23/27, Strike Price $11.50*(g)	87,871
117,449	Live Oak Mobility Acquisition Corp., due 03/04/28, Strike Price $11.50*(g)	65,771
185,925	Logistics Innovation Technologies Corp., due 06/15/28, Strike Price $11.50*(g)	63,754
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Multi Strategy Alternatives Fund (continued)

Shares/Units	Security	Value
WARRANTS – (continued)
DIVERSIFIED – (continued)
SPACs – (continued)
154,180	Longview Acquisition Corp. II, due 05/10/26, Strike Price $11.50*(g)	$63,214
885,501	Omnichannel Acquisition Corp., due 12/30/27, Strike Price $11.50*(g)	229,256
232,452	Senior Connect Acquisition Corp. I, due 12/31/27, Strike Price $11.50*(g)	84,473
77,310	SomaLogic Inc., due 08/31/26, Strike Price $11.50*(f)(g)	191,729
219,657	Tekkorp Digital Acquisition Corp., due 10/26/27, Strike Price $11.50*(g)@	73,761
109,876	Tishman Speyer Innovation Corp. II, due 12/31/27, Strike Price $11.50*(g)	49,444
23,299	X4 Pharmaceuticals Inc., due 04/12/24, Strike Price $13.20*(g)	1,631
77,446	Z-Work Acquisition Corp., due 01/04/26, Strike Price $11.50*(g)	20,136
	Total SPACs	2,131,587
	TOTAL DIVERSIFIED	2,131,587
	TOTAL WARRANTS (Cost – $4,055,557)	2,131,587
Notional Amount	Security	Value
PURCHASED SWAPTION – 0.2%
Interest Rate Swaption – 0.2%
$90,000,000	10-Year Constant Maturity Swap, 3-Month USD-LIBOR, Call, 2.25%, expires 5/22/23, Counterparty: MSCS (Cost – $2,029,500)	2,427,559
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost – $1,192,085,993)	1,198,068,028
Face Amount	Security	Value
SHORT-TERM INVESTMENTS – 4.7%
TIME DEPOSITS – 4.7%
$3,278,799	Banco Bilbao Vizcaya Argentaria SA – Madrid, 0.005% due 3/1/22	3,278,799
26,247,726	Barclays Bank PLC – London, 0.005% due 3/1/22	26,247,726
30,881,180	Skandinaviska Enskilda Banken AB – Stockholm, 0.005% due 3/1/22	30,881,180
	TOTAL TIME DEPOSITS (Cost – $60,407,705)	60,407,705
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Multi Strategy Alternatives Fund (continued)

Shares/Units	Security	Value
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING – 0.8%
MONEY MARKET FUND – 0.8%
10,098,320	Federated Government Obligations Fund, Premier Class, 0.025%(h) (Cost – $10,098,320)	$10,098,320
	TOTAL INVESTMENTS – 99.9% (Cost – $1,262,592,018)	1,268,574,053
	Other Assets in Excess of Liabilities – 0.1%	4,548,227
	TOTAL NET ASSETS – 100.0%	$1,273,122,280

*
Non-income producing security.

(a)
Variable rate security. Interest rate disclosed is that which was in effect at February 28, 2022.

(b)
Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at February 28, 2022, amounts to $371,599,268 and represents 29.19% of net assets.

(c)
Interest only security.

(d)
All or a portion of this security is pledged by the Fund as collateral for short sales or derivative transactions.

(e)
Security is perpetual in nature and has no stated maturity date.

(f)
All or a portion of this security is on loan (See Note 5).

(g)
Illiquid security. The aggregate value of illiquid holdings at February 28, 2022, amounts to $34,597,910 and represents 2.72% of net assets.

(h)
Represents investment of collateral received from securities lending transactions.

@
Restricted security – Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

Security	First Acquisition Date	First Acquisition Cost	Market Value	Percent of Net Assets
Federal National Mortgage Association (FNMA), Connecticut Avenue Securities:
Series 2015-C04, Class 1M2, 5.887% (1-Month USD-LIBOR + 5.700%) due 4/25/28	3/26/2020	$2,461,077	$603,929	0.05%
Series 2016-C01, Class 1B, 11.937% (1-Month USD-LIBOR + 11.750%) due 8/25/28	8/3/2021	236,453	230,372	0.02%
Series 2016-C01, Class 1M2, 6.937% (1-Month USD-LIBOR + 6.750%) due 8/25/28	4/14/2020	3,699,038	1,789,483	0.14%
Series 2016-C02, Class 1B, 12.437% (1-Month USD-LIBOR + 12.250%) due 9/25/28	8/10/2021	799,642	778,472	0.06%
Series 2016-C03, Class 2M2, 6.087% (1-Month USD-LIBOR + 5.900%) due 10/25/28	3/17/2020	2,941,204	5,741,472	0.45%
Series 2016-C05, Class 2M2, 4.637% (1-Month USD-LIBOR + 4.450%) due 1/25/29	9/26/2019	4,548,000	4,569,319	0.36%
Series 2017-C01, Class 1B1, 5.937% (1-Month USD-LIBOR + 5.750%) due 7/25/29	11/17/2020	2,739,200	7,766,935	0.61%
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Multi Strategy Alternatives Fund (continued)

Security	First Acquisition Date	First Acquisition Cost	Market Value	Percent of Net Assets
Series 2017-C01, Class 1M2, 3.737% (1-Month USD-LIBOR + 3.550%) due 7/25/29	11/24/2020	$895,148	$5,408,442	0.42%
Series 2017-C02, Class 2B1, 5.687% (1-Month USD-LIBOR + 5.500%) due 9/25/29	2/22/2022	7,278,633	7,165,476	0.56%
Series 2017-C02, Class 2M2C, 3.837% (1-Month USD-LIBOR + 3.650%) due 9/25/29	5/19/2020	867,500	2,134,679	0.17%
Series 2017-C03, Class 1B1, 5.037% (1-Month USD-LIBOR + 4.850%) due 10/25/29	1/12/2021	6,145,425	7,268,744	0.57%
Series 2017-C03, Class 1X1, 2.300% due 10/25/29	2/16/2021	181,485	89,667	0.01%
Series 2018-C03, Class 1B1, 3.937% (1-Month USD-LIBOR + 3.750%) due 10/25/30	4/7/2021	3,599,409	6,898,489	0.54%
Series 2018-C05, Class 1B1, 4.437% (1-Month USD-LIBOR + 4.250%) due 1/25/31	10/22/2020	1,499,569	6,638,038	0.52%
Series 2018-C06, Class 1B1, 3.937% (1-Month USD-LIBOR + 3.750%) due 3/25/31	6/29/2021	3,490,313	5,133,018	0.40%
Freddie Mac Structured Agency Credit Risk Debt Notes:
Series 2015-DNA3, Class B, 9.537% (1-Month USD-LIBOR + 9.350%) due 4/25/28	10/29/2021	3,045,125	5,425,753	0.43%
Series 2016-HQA3, Class B, 9.187% (1-Month USD-LIBOR + 9.000%) due 3/25/29	1/27/2022	2,131,393	2,121,974	0.17%
Series 2017-HQA3, Class B1, 4.637% (1-Month USD-LIBOR + 4.450%) due 4/25/30	4/29/2021	4,504,500	4,460,850	0.35%
Sema4 Holdings Corp.	2/9/2021	4,890,000	1,706,610	0.13%
SomaLogic, Inc.	3/29/2021	4,398,300	3,998,055	0.31%
Tekkorp Digital Acquisition Corp., Class A Shares	10/22/2020	3,524,215	5,549,567	0.44%
			$85,479,344	6.71%

Abbreviations used in this schedule:
ABS
 —    Asset-Based Security

ADR
 —    American Depositary Receipts

CLO
 —    Collateralized Loan Obligation

CMT
 —     Constant Maturity Treasury Index

ETF
 —    Exchange Traded Fund

LIBOR
 —    London Interbank Offered Rate

LLC
 —    Limited Liability Company

PLC
 —    Public Limited Company

SOFR
 —    Secured Overnight Financing Rate

SPDR
 —    Standard & Poor’s Depository Receipts

SPACs
 —    Special Purpose Acquisition Companies

See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Multi Strategy Alternatives Fund (continued)

Summary of Investments by Security Type^ (Unaudited)
Common Stocks	27.6%
Collateralized Mortgage Obligations	25.5
Open-End Funds	19.0
Corporate Bonds & Notes	10.1
Asset-Backed Securities	9.1
Equity Linked Notes	1.5
Preferred Stocks	1.5
Warrants	0.2
Short-Term Investments	4.7
Money Market Fund	0.8
100.0%

^
As a percentage of total investments.

Schedule of Options Contracts Written
Swaption Contracts Written
Notional Amount	Security Name	Counterparty	Expiration Date	Exercise Rate	Value
$90,000,000	10-Year Constant Maturity Swap, 3-Month USD-LIBOR	MSCS	5/22/23	3.25%	$667,017
	TOTAL SWAPTION CONTRACTS WRITTEN				$667,017
At February 28, 2022, Destinations Multi Strategy Alternatives Fund held the following OTC Total Return Swap:
OTC Total Return Swap
Currency	Notional Amount	Maturity Date	Counterparty	Payment Frequency	Pay	Receive	Unrealized (Depreciation)
USD	$8,312,482	1/23/23	GSC	1-Month	USD-Federal Funds-H.15	GSCBGDEN Basket*	$(275,683)

*
GSCBGDEN Basket consists of a portfolio of:

Boyd Gaming Corp.	16%
Churchill Downs Inc.	14%
Caesars Entertainment Inc.	12%
MGM Resorts International	14%
Penn National Gaming Inc.	15%
Red Rock Resorts Inc.	15%
Wynn Resorts Ltd.	14%
100%
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Multi Strategy Alternatives Fund (continued)

At February 28, 2022, Destinations Multi Strategy Alternatives Fund held the following OTC Credit Default Swap Contracts:
OTC Credit Default Swaps on Corporate and Sovereign Issues – Sell Protection(1)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Payment Frequency	Counter party	Implied Credit Spread at 2/28/22(2)	Notional Amount(3)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.NA.HY.35	5.000%	12/20/25	3-Month	MSCS	3.876%	USD10,000	$501,129	$405,000	$96,129
CDX.NA.IG.29	1.000%	12/20/22	3-Month	GSC	0.013%	USD 100,000	997,610	1,440,000	(442,390)
CDX.NA.IG.31	1.000%	12/20/23	3-Month	GSC	0.920%	USD10,000	34,170	(750,000)	784,170
CDX.NA.IG.35	1.000%	12/20/25	3-Month	GSC	2.189%	USD10,000	(415,868)	(905,000)	489,132
CDX.NA.IG.37	1.000%	12/20/26	3-Month	MSCS	3.106%	USD40,000	(3,708,752)	(2,360,000)	(1,348,752)
CDX.NA.IG.37	1.000%	12/20/26	3-Month	GSC	3.106%	USD10,000	(927,188)	(735,000)	(192,188)
CDX.NA.IG.37	1.000%	12/20/26	3-Month	GSC	3.106%	USD10,000	(927,188)	(776,000)	(151,188)
							$(4,446,087)	$(3,681,000)	$(765,087)

(1)
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of on emerging country as of period end serve as indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(3)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Counterparty Abbreviations used in this schedule:
GSC
 —    Goldman Sachs & Co.

MSCS
 —    Morgan Stanley Capital Services LLC

See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Multi Strategy Alternatives Fund (concluded)

Face Amount	Security	Value
SECURITIES SOLD SHORT – 10.5%
CORPORATE BOND & NOTE – 0.4%
Financial – 0.4%
$5,289,000	United Wholesale Mortgage LLC, Senior Unsecured Notes, 5.500% due 4/15/29(a)(b)	$4,839,435
	(Proceeds – $4,721,430)

Shares/Units
EXCHANGE TRADED FUNDS (ETFs) – 10.1%
114,539	ARK Genomic Revolution	5,541,397
131,229	iShares Russell 2000, Class Common Shares	26,681,480
82,618	iShares Biotechnology	10,415,651
570,936	SPDR S&P Biotech	51,287,181
478,255	SPDR S&P Regional Banking	35,524,782
	TOTAL EXCHANGE TRADED FUNDS (ETFs)
	(Proceeds – $159,319,057)	129,450,491
	TOTAL SECURITIES SOLD SHORT – 10.5%
	(Proceeds – $164,040,487)	$134,289,926

(a)
Variable rate security. Interest rate disclosed is that which was in effect at February 28, 2022.

(b)
Restricted security that may be repurchased from “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at February 28, 2022, amounts to $4,839,435 and represents 0.38% of net assets.

See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Shelter Fund

Shares/Units	Security	Value
COMMON STOCKS – 96.7%
BASIC MATERIALS – 2.1%
Chemicals – 1.6%
608	Albemarle Corp.	$119,101
1,359	Eastman Chemical Co.	161,001
2,745	Huntsman Corp.	111,008
2,644	Linde PLC	775,326
2,192	LyondellBasell Industries NV, Class A Shares	213,128
1,007	Nutrien Ltd.	86,592
442	Olin Corp.	22,767
1,728	RPM International Inc.	146,137
1,215	Sherwin-Williams Co.	319,703
	Total Chemicals	1,954,763
Forest Products & Paper – 0.1%
3,007	International Paper Co.	130,895
Iron/Steel – 0.1%
927	Steel Dynamics Inc.	65,428
1,732	Vale SA, ADR	32,025
	Total Iron/Steel	97,453
Mining – 0.3%
1,743	Barrick Gold Corp.	39,339
5,781	Freeport-McMoRan Inc.	271,418
651	Rio Tinto PLC, ADR	51,156
396	Southern Copper Corp.	27,478
	Total Mining	389,391
	TOTAL BASIC MATERIALS	2,572,502
COMMUNICATIONS – 14.8%
Internet – 10.6%
439	Alphabet Inc., Class A Shares*(a)	1,185,801
1,526	Alphabet Inc., Class C Shares*(a)	4,116,873
1,467	Amazon.com Inc.*(a)	4,505,538
195	Booking Holdings Inc.*	423,589
2,455	eBay Inc.	134,018
552	Lyft Inc., Class A Shares*	21,495
1,044	Match Group Inc.*	116,396
22	MercadoLibre Inc.*	24,786
8,056	Meta Platforms Inc., Class A Shares*(a)	1,700,058
1,603	Netflix Inc.*(a)	632,416
110	Palo Alto Networks Inc.*	65,368
117	Roku Inc., Class A Shares*	16,325
42	Shopify Inc., Class A Shares*	29,159
2,929	Twitter Inc.*	104,126
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Shelter Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
COMMUNICATIONS – (continued)
Internet – (continued)
1,097	Uber Technologies Inc.*	$39,525
895	VeriSign Inc.*	191,279
	Total Internet	13,306,752
Media – 2.0%
11	Cable One Inc.	15,761
17,819	Comcast Corp., Class A Shares	833,216
374	FactSet Research Systems Inc.	151,878
2,862	Fox Corp., Class A Shares	119,717
490	Liberty Broadband Corp., Class C Shares*	71,883
1,112	Liberty Global PLC, Class C Shares*	28,767
385	New York Times Co., Class A Shares	16,936
2,361	Paramount Global, Class B Shares	72,270
11,752	Sirius XM Holdings Inc.	72,392
6,765	Walt Disney Co.*(a)	1,004,332
	Total Media	2,387,152
Telecommunications – 2.2%
27,511	AT&T Inc.	651,736
1,390	Ciena Corp.*	95,104
18,567	Cisco Systems Inc.(a)	1,035,482
3,474	Telefonaktiebolaget LM Ericsson, ADR	32,239
18,852	Verizon Communications Inc.(a)	1,011,787
3,532	Vodafone Group PLC, ADR	62,516
	Total Telecommunications	2,888,864
	TOTAL COMMUNICATIONS	18,582,768
CONSUMER CYCLICAL – 9.3%
Airlines – 0.2%
7,522	Delta Air Lines Inc.*	300,278
Apparel – 0.6%
491	Capri Holdings Ltd.*	33,260
114	Deckers Outdoor Corp.*	32,905
5,075	NIKE Inc., Class B Shares	692,991
524	Skechers USA Inc., Class A Shares*	24,094
	Total Apparel	783,250
Auto Manufacturers – 2.1%
17,242	Ford Motor Co.	302,770
2,730	Tesla Inc.*(a)	2,376,274
	Total Auto Manufacturers	2,679,044
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Shelter Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER CYCLICAL – (continued)
Auto Parts & Equipment – 0.2%
246	Autoliv Inc.	$21,651
974	Gentex Corp.	29,483
254	Goodyear Tire & Rubber Co.*	3,934
494	Lear Corp.	77,726
925	Magna International Inc.	68,700
	Total Auto Parts & Equipment	201,494
Distribution/Wholesale – 0.2%
485	WW Grainger Inc.	231,374
Entertainment – 0.1%
444	DraftKings Inc., Class A Shares*	10,514
198	Scientific Games Corp.*	12,458
243	Vail Resorts Inc.	63,314
	Total Entertainment	86,286
Food Service – 0.1%
3,436	Aramark	126,995
Home Builders – 0.3%
3,469	DR Horton Inc.	296,253
2,102	Toll Brothers Inc.	114,055
	Total Home Builders	410,308
Home Furnishings – 0.1%
764	Leggett & Platt Inc.	28,329
570	Sony Group Corp., ADR	58,442
	Total Home Furnishings	86,771
Leisure Time – 0.2%
204	Brunswick Corp.	19,486
4,498	Carnival Corp.*	91,444
1,589	Harley-Davidson Inc.	65,626
223	Planet Fitness Inc., Class A Shares*	18,873
52	Polaris Inc.	6,319
	Total Leisure Time	201,748
Lodging – 0.1%
1,943	Las Vegas Sands Corp.*	83,277
Retail – 5.1%
183	Burlington Stores Inc.*	41,338
1,916	Costco Wholesale Corp.	994,883
192	Dick’s Sporting Goods Inc.	20,160
277	Five Below Inc.*	45,320
518	Foot Locker Inc.	16,379
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Shelter Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER CYCLICAL – (continued)
Retail – (continued)
3,928	Home Depot Inc.(a)	$1,240,580
568	Kohl’s Corp.	31,592
2,983	Lowe’s Cos. Inc.	659,422
211	Lululemon Athletica Inc.*	67,507
3,282	McDonald’s Corp.	803,335
416	O’Reilly Automotive Inc.*	270,084
1,235	Restaurant Brands International Inc.	69,135
4,598	Starbucks Corp.	422,050
2,287	Target Corp.	456,874
5,351	TJX Cos. Inc.	353,701
6,634	Walmart Inc.(a)	896,651
241	Williams-Sonoma Inc.	34,911
1,219	Yum China Holdings Inc.	63,412
	Total Retail	6,487,334
	TOTAL CONSUMER CYCLICAL	11,678,159
CONSUMER NON-CYCLICAL – 18.0%
Agriculture – 0.2%
4,151	British American Tobacco PLC, ADR	183,640
656	Bunge Ltd.	68,585
	Total Agriculture	252,225
Beverages – 1.3%
4,153	Brown-Forman Corp., Class B Shares	270,900
2,209	Constellation Brands Inc., Class A Shares	476,305
9,202	Keurig Dr Pepper Inc.	355,841
2,726	Molson Coors Beverage Co., Class B Shares	142,243
3,798	Monster Beverage Corp.*	320,551
	Total Beverages	1,565,840
Biotechnology – 1.1%
185	Alnylam Pharmaceuticals Inc.*	29,202
2,566	Amgen Inc.	581,148
624	Biogen Inc.*	131,670
435	BioMarin Pharmaceutical Inc.*	33,982
625	Illumina Inc.*	204,125
1,089	Moderna Inc.*	167,270
402	Regeneron Pharmaceuticals Inc.*	248,581
345	Seagen Inc.*	44,460
182	United Therapeutics Corp.*	30,248
	Total Biotechnology	1,470,686
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Shelter Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER NON-CYCLICAL – (continued)
Commercial Services – 1.3%
469	Block Inc., Class A Shares*	$59,798
509	Booz Allen Hamilton Holding Corp., Class A Shares	41,071
1,204	CoStar Group Inc.*	73,456
1,171	Global Payments Inc.	156,188
99	Herc Holdings Inc.	15,753
6,039	Nielsen Holdings PLC	105,199
4,470	PayPal Holdings Inc.*	500,327
1,497	S&P Global Inc.	562,423
1,633	TransUnion	148,211
	Total Commercial Services	1,662,426
Food – 1.2%
3,582	Campbell Soup Co.	161,083
6,470	Hormel Foods Corp.	308,231
2,133	JM Smucker Co.	287,422
7,632	Kellogg Co.	487,990
3,714	McCormick & Co. Inc.	353,461
737	US Foods Holding Corp.*	28,809
	Total Food	1,626,996
Healthcare-Products – 3.6%
7,531	Abbott Laboratories	908,389
1,723	Alcon Inc.	132,654
344	Align Technology Inc.*	175,942
2,313	Avantor Inc.*	80,238
2,726	Danaher Corp.	748,042
348	Exact Sciences Corp.*	27,165
255	Insulet Corp.*	67,496
1,594	Intuitive Surgical Inc.*	462,786
6,272	Medtronic PLC	658,497
1,624	Thermo Fisher Scientific Inc.	883,456
574	Waters Corp.*	181,803
1,555	Zimmer Biomet Holdings Inc.	197,781
	Total Healthcare-Products	4,524,249
Healthcare-Services – 2.0%
1,141	Anthem Inc.	515,561
333	Charles River Laboratories International Inc.*	96,956
196	ICON PLC*	46,650
228	Molina Healthcare Inc.*	69,966
3,625	UnitedHealth Group Inc.(a)	1,725,029
	Total Healthcare-Services	2,454,162
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Shelter Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER NON-CYCLICAL – (continued)
Household Products/Wares – 1.3%
5,115	Church & Dwight Co. Inc.	$500,503
1,571	Clorox Co.	229,036
5,493	Kimberly-Clark Corp.	714,914
1,171	Spectrum Brands Holdings Inc.	108,645
	Total Household Products/Wares	1,553,098
Pharmaceuticals – 6.0%
6,782	AbbVie Inc.	1,002,176
1,231	AmerisourceBergen Corp.	175,454
1,633	AstraZeneca PLC, ADR	99,417
1,507	Becton Dickinson & Co.	408,819
1,424	Cigna Corp.	338,599
5,840	CVS Health Corp.	605,316
445	DexCom Inc.*	184,190
3,021	Eli Lilly & Co.	755,099
2,230	Herbalife Nutrition Ltd.*	79,343
238	Jazz Pharmaceuticals PLC*	32,706
10,282	Johnson & Johnson(a)	1,692,109
849	McKesson Corp.	233,441
9,836	Merck & Co. Inc.	753,241
1,483	Novartis AG, ADR	129,703
355	Perrigo Co. PLC	12,610
20,475	Pfizer Inc.(a)	961,097
2,538	Teva Pharmaceutical Industries Ltd., ADR*	20,634
	Total Pharmaceuticals	7,483,954
	TOTAL CONSUMER NON-CYCLICAL	22,593,636
ENERGY – 3.6%
Energy-Alternate Sources – 0.1%
561	Enphase Energy Inc.*	93,519
Oil & Gas – 3.0%
1,669	Canadian Natural Resources Ltd.	93,180
4,528	Cenovus Energy Inc.	71,090
7,947	Chevron Corp.	1,144,368
808	Continental Resources Inc.	44,787
3,330	EOG Resources Inc.	382,684
17,479	Exxon Mobil Corp.(a)	1,370,703
227	HollyFrontier Corp.*	6,912
4,304	Occidental Petroleum Corp.	188,214
1,430	Ovintiv Inc.	65,565
2,669	Phillips 66	224,837
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Shelter Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
ENERGY – (continued)
Oil & Gas – (continued)
629	Range Resources Corp.*	$14,435
2,703	Suncor Energy Inc.	82,523
	Total Oil & Gas	3,689,298
Oil & Gas Services – 0.3%
1,770	NOV Inc.	30,355
10,295	Schlumberger NV	403,976
	Total Oil & Gas Services	434,331
Pipelines – 0.2%
778	Cheniere Energy Inc.	103,396
1,370	Enbridge Inc.	59,157
1,562	Targa Resources Corp.	102,108
951	TC Energy Corp.	51,078
	Total Pipelines	315,739
	TOTAL ENERGY	4,532,887
FINANCIAL – 15.1%
Banks – 4.8%
6,970	Banco Bradesco SA, ADR	26,904
29,174	Bank of America Corp.(a)	1,289,491
665	Bank of Montreal	75,743
202	Canadian Imperial Bank of Commerce	25,535
7,122	Citigroup Inc.	421,836
630	Cullen/Frost Bankers Inc.	88,660
1,227	East West Bancorp Inc.	107,436
11,475	First Horizon Corp.	269,433
1,696	Goldman Sachs Group Inc.	578,828
2,157	ICICI Bank Ltd., ADR	41,997
7,225	Itau Unibanco Holding SA, ADR	34,897
11,221	JPMorgan Chase & Co.(a)	1,591,138
6,248	Morgan Stanley	566,943
332	Signature Bank	114,503
15,263	Wells Fargo & Co.	814,586
	Total Banks	6,047,930
Diversified Financial Services – 3.3%
2,946	American Express Co.	573,115
940	Ameriprise Financial Inc.	281,803
6,145	Charles Schwab Corp.	519,007
28	Credit Acceptance Corp.*	15,403
322	Evercore Inc., Class A Shares	40,897
1,682	Jefferies Financial Group Inc.	59,778
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Shelter Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
FINANCIAL – (continued)
Diversified Financial Services – (continued)
3,129	Mastercard Inc., Class A Shares(a)	$1,129,006
1,519	Nasdaq Inc.	259,977
6,103	Visa Inc., Class A Shares(a)	1,318,980
536	XP Inc., Class A Shares*	17,334
	Total Diversified Financial Services	4,215,300
Equity Real Estate Investment Trusts (REITs) – 2.7%
4,374	American Homes 4 Rent, Class A Shares	166,256
9,925	Annaly Capital Management Inc.	69,078
1,912	AvalonBay Communities Inc.	456,184
1,388	Camden Property Trust	229,173
2,008	CubeSmart	96,806
3,008	Equity LifeStyle Properties Inc.	224,457
4,192	Equity Residential	357,578
2,612	Healthcare Realty Trust Inc.	68,121
7,269	Invitation Homes Inc.	274,768
3,811	Medical Properties Trust Inc.	77,516
1,701	Mid-America Apartment Communities Inc.	348,042
148	Orion Office REIT Inc.*	2,520
5,458	Realty Income Corp.	360,719
987	Sun Communities Inc.	178,647
3,257	VICI Properties Inc.	91,066
2,837	WP Carey Inc.	219,584
	Total Equity Real Estate Investment Trusts (REITs)	3,220,515
Insurance – 3.9%
7,007	Aflac Inc.	428,058
1,155	Aon PLC, Class A Shares	337,422
3,529	Arch Capital Group Ltd.*	166,251
2,310	Arthur J Gallagher & Co.	365,419
1,310	Assurant Inc.	222,320
7,375	Berkshire Hathaway Inc., Class B Shares*	2,370,694
4,252	Brown & Brown Inc.	287,478
2,124	Fidelity National Financial Inc.	101,187
5,545	Manulife Financial Corp.	112,342
154	Markel Corp.*	191,408
187	RenaissanceRe Holdings Ltd.	28,196
2,111	Unum Group	58,939
249	Voya Financial Inc.	16,770
2,864	WR Berkley Corp.	258,619
	Total Insurance	4,945,103
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Shelter Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
FINANCIAL – (continued)
Private Equity – 0.3%
574	Blackstone Inc.	$73,168
2,415	Brookfield Asset Management Inc., Class A Shares	131,956
1,435	KKR & Co. Inc.	86,272
	Total Private Equity	291,396
Real Estate – 0.0%
161	Jones Lang LaSalle Inc.*	39,641
Savings & Loans – 0.1%
2,951	New York Community Bancorp Inc.	34,054
8,015	People’s United Financial Inc.	168,956
	Total Savings & Loans	203,010
	TOTAL FINANCIAL	18,962,895
INDUSTRIAL – 8.0%
Aerospace/Defense – 1.0%
2,656	Boeing Co.*	545,383
2,913	General Dynamics Corp.	682,953
1,165	HEICO Corp.	171,849
	Total Aerospace/Defense	1,400,185
Building Materials – 0.3%
485	Lennox International Inc.	129,461
249	Louisiana-Pacific Corp.	17,915
762	Martin Marietta Materials Inc.	289,103
	Total Building Materials	436,479
Electrical Components & Equipment – 0.4%
75	Acuity Brands Inc.	13,678
2,501	AMETEK Inc.	324,605
321	Generac Holdings Inc.*	101,266
	Total Electrical Components & Equipment	439,549
Electronics – 0.7%
6,396	Amphenol Corp., Class A Shares	486,160
1,872	Sensata Technologies Holding PLC*	108,407
2,637	Trimble Inc.*	183,931
	Total Electronics	778,498
Engineering & Construction – 0.0%
694	AECOM	50,426
Environmental Control – 0.5%
3,142	Republic Services Inc.	377,920
1,894	Waste Connections Inc.	233,890
	Total Environmental Control	611,810
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Shelter Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
INDUSTRIAL – (continued)
Hand/Machine Tools – 0.1%
1,273	Lincoln Electric Holdings Inc.	$162,257
Machinery-Construction & Mining – 0.4%
1,347	BWX Technologies Inc.	71,957
2,242	Caterpillar Inc.	420,554
		492,511
Machinery-Diversified – 1.3%
227	AGCO Corp.	27,276
477	Cognex Corp.	32,226
660	Colfax Corp.*	26,539
1,077	Deere & Co.	387,741
1,733	Dover Corp.	271,838
2,334	Graco Inc.	168,258
1,044	IDEX Corp.	200,344
185	Nordson Corp.	41,901
934	Rockwell Automation Inc.	248,986
1,956	Xylem Inc.	173,986
	Total Machinery-Diversified	1,579,095
Miscellaneous Manufacturers – 1.2%
4,627	3M Co.	687,804
765	Carlisle Cos. Inc.	181,611
5,084	General Electric Co.	485,573
2,842	Textron Inc.	207,835
	Total Miscellaneous Manufacturers	1,562,823
Packaging & Containers – 0.3
617	Crown Holdings Inc.	75,687
906	Packaging Corp. of America	133,354
2,521	Sonoco Products Co.	148,033
	Total Packaging & Containers	357,074
Shipbuilding – 0.2%
903	Huntington Ingalls Industries Inc.	184,573
Transportation – 1.6%
530	Canadian National Railway Co.	65,715
1,121	Canadian Pacific Railway Ltd.	78,784
772	Old Dominion Freight Line Inc.	242,431
3,187	Union Pacific Corp.	783,843
3,599	United Parcel Service Inc., Class B Shares	757,302
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Shelter Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
INDUSTRIAL – (continued)
Transportation – (continued)
283	XPO Logistics Inc.*	$20,568
	Total Transportation	1,948,643
	TOTAL INDUSTRIAL	10,003,923
TECHNOLOGY – 23.2%
Computers – 8.1%
2,735	Accenture PLC, Class A Shares	864,315
52,411	Apple Inc.(a)	8,654,104
484	Check Point Software Technologies Ltd.*	70,122
2,121	Dell Technologies Inc., Class C Shares*	108,086
301	EPAM Systems Inc.*	62,533
3,969	International Business Machines Corp.	486,242
138	Kyndryl Holdings Inc.*	2,189
	Total Computers	10,247,591
Semiconductors – 5.9%
6,697	Advanced Micro Devices Inc.*	826,008
3,920	Applied Materials Inc.	526,064
135	ASML Holding NV, Class NY Registered Shares	89,979
1,652	Broadcom Inc.(a)	970,451
285	Cirrus Logic Inc.*	24,758
688	Entegris Inc.	89,770
15,841	Intel Corp.	755,616
590	Lam Research Corp.	331,197
940	Marvell Technology Inc.	64,230
4,797	Micron Technology Inc.	426,261
8,608	NVIDIA Corp.(a)	2,099,061
1,421	NXP Semiconductors NV	270,161
994	ON Semiconductor Corp.*	62,234
4,322	QUALCOMM Inc.	743,341
158	Silicon Laboratories Inc.*	24,286
560	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	59,926
	Total Semiconductors	7,363,343
Software – 9.2%
1,967	Activision Blizzard Inc.	160,310
1,803	Adobe Inc.*(a)	843,227
266	Black Knight Inc.*	14,947
2,441	Fidelity National Information Services Inc.	232,456
1,205	Intuit Inc.	571,616
25,257	Microsoft Corp.(a)	7,546,539
6,025	Oracle Corp.	457,719
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Shelter Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
TECHNOLOGY – (continued)
Software – (continued)
3,671	salesforce.com inc.*(a)	$772,856
474	SAP SE, ADR	53,363
834	ServiceNow Inc.*	483,653
920	SS&C Technologies Holdings Inc.	68,972
231	Twilio Inc., Class A Shares*	40,379
346	Veeva Systems Inc., Class A Shares*	79,251
350	VMware Inc., Class A Shares	41,062
373	Workday Inc., Class A Shares*	85,436
167	Zoom Video Communications Inc., Class A Shares*	22,144
	Total Software	11,473,930
	TOTAL TECHNOLOGY	29,084,864
UTILITIES – 2.6%
Electric – 2.4%
6,172	Alliant Energy Corp.	360,445
5,237	Ameren Corp.	450,120
7,624	American Electric Power Co. Inc.	691,115
4,461	Consolidated Edison Inc.	382,620
3,756	DTE Energy Co.	456,692
9,929	PPL Corp.	259,842
5,600	Xcel Energy Inc.	377,048
	Total Electric	2,977,882
Water – 0.2%
5,207	Essential Utilities Inc.	245,302
	TOTAL UTILITIES	3,223,184
	TOTAL COMMON STOCKS (Cost – $125,648,625)	121,234,818
Number of Contracts	Notional Amount	Security	Value
PURCHASED OPTIONS – 3.5%
Index Option – 3.5%
92	40,240,248	S&P 500 Index Options, Put, 4,540.00, expires 3/31/22	1,983,520
92	40,240,248	S&P 500 Index Options, Put, 4,250.00, expires 4/29/22	1,168,400
91	39,802,854	S&P 500 Index Options, Put, 4,125.00, expires 5/31/22	1,183,000
		TOTAL PURCHASED OPTIONS (Cost – $3,733,945)	4,334,920
		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost – $129,382,570)	125,569,738
See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Shelter Fund (continued)

Face Amount	Security	Value
SHORT-TERM INVESTMENTS – 1.2%
TIME DEPOSIT – 1.2%
$1,469,202	BNP Paribas – Paris, 0.005% due 3/1/22
	(Cost – $1,469,202)	$1,469,202
	TOTAL INVESTMENTS – 101.4% (Cost – $130,851,772)	127,038,940
	Liabilities in Excess of Other Assets – (1.4)%	(1,702,591)
	TOTAL NET ASSETS – 100.0%	$125,336,349

*
Non-income producing security.

(a)
All or a portion of this security is pledged by the Fund as collateral for short sales or derivative transactions.

Abbreviations used in this schedule:
ADR
 —    American Depositary Receipts

PLC
 —    Public Limited Company

REIT
 —    Real Estate Investment Trust

Summary of Investments by Security Sector^ (Unaudited)
Technology	22.9%
Consumer Non-Cyclical	17.8
Financial	14.9
Communications	14.6
Consumer Cyclical	9.2
Industrial	7.9
Energy	3.6
Utilities	2.5
Basic Materials	2.0
Purchased Options	3.4
Short-Term Investments	1.2
100.0%

^
As a percentage of total investments.

See Notes to Financial Statements.

Schedules of Investments
February 28, 2022
Destinations Shelter Fund (concluded)

Schedule of Options Contracts Written
Index Options
Number of Contracts	Notional Amount	Security Name	Counterparty	Expiration Date	Exercise Rate	Value
92	40,240,248	S&P 500 Index Options	MSC	3/31/22	$3,820.00	$(201,940)
46	20,120,124	S&P 500 Index Options	MSC	3/31/22	4,910.00	(4,370)
92	40,240,248	S&P 500 Index Options	MSC	4/29/22	3,575.00	(240,120)
47	20,557,518	S&P 500 Index Options	MSC	4/29/22	4,650.00	(181,420)
91	39,802,854	S&P 500 Index Options	MSC	5/31/22	3,500.00	(349,440)
46	20,120,124	S&P 500 Index Options	MSC	5/31/22	4,550.00	(443,440)
		TOTAL OPTIONS CONTRACTS WRITTEN
		(Premiums received – $1,956,542)				$(1,420,730)
Counterparty Abbreviations used in this schedule:
MSC
 —     Morgan Stanley

See Notes to Financial Statements.

Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:
Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.
AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.
BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.
P — Preliminary rating.
u — The upgrade state defines bonds that have recently been upgraded into higher rating categories.
Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.
Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear some what larger than in “Aaa” securities.
A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.
Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B — Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ratings (unaudited) (concluded)

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C — Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
e — Expected.
u — Upgraded.
Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.
AAA — Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.
AAApre — Stable Outlook rating is based on the pledge of securities in the escrow deposit fund securing the bonds and reflects the lien of the refunded bondholders on the escrow trust funds and that all amounts have been invested in direct non-callable obligations of the United States.
AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.
BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.
NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s, or Fitch.
WD, WR — Indicates that the bonds rating has been withdrawn and the issuer is no longer rated by Standard & Poor’s, Moody’s or Fitch.
Short-Term Security Ratings
SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
VMIG 1 — Moody’s highest rating for issues having a demand feature — VRDO.
MIG1 — Moody’s highest rating for short-term municipal obligations.
P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.
F-1 — Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.
F-2 — Fitch’s rating indicating a good capacity for timely payment of financial commitments.

Statements of Assets and Liabilities
February 28, 2022

	Destinations Large Cap Equity Fund	Destinations Small-Mid Cap Equity Fund	Destinations International Equity Fund	Destinations Equity Income Fund	Destinations Core Fixed Income Fund
ASSETS:
Investments, at value(1),(2)	$5,296,739,090	$1,363,377,751	$2,699,245,199	$515,725,639	$2,385,326,308
Foreign currency, at value(3)	—	—	138,940	—	—
Cash	504	201	278	60	—
Unrealized appreciation on unfunded loan commitments	—	—	—	—	—
Receivable for securities sold	32,829,002	7,875,090	6,630,520	—	128,818,166
Dividends and interest receivable	5,308,900	1,189,231	4,170,198	1,777,943	9,819,255
Receivable for Fund shares sold	2,558,354	657,708	2,218,039	205,858	1,026,974
Receivable for expense reimbursement	—	—	—	—	—
Unrealized appreciation on open forward foreign currency contracts (Note 4)	—	—	—	—	—
Variation margin on open future contracts (Note 4)	—	—	—	—	—
Unrealized appreciation on swap contracts (Note 4)	—	—	—	—	—
Upfront premiums paid on swap contracts	—	—	—	—	—
Deposits with counterparty(4)	164,000	—	—	—	—
Cash held at Broker	—	—	—	—	—
Prepaid expenses	—	—	—	—	—
Prepaid Chief Compliance Officer expense	—	—	—	—	—
Pre-paid organizational fees	—	—	—	—	—
Other assets	—	—	—	—	—
Receivable for expense reimbursement	—	—	—	—	—
Total Assets	5,337,599,850	1,373,099,981	2,712,403,174	517,709,500	2,524,990,703
LIABILITIES:
Payable for collateral received from securities on loan	23,492,013	37,322,114	27,311,506	3,345,980	—
Payable for Fund shares repurchased	2,500,872	605,640	2,205,597	197,944	1,349,326
Payable for securities purchased	19,102,027	10,595,388	3,594,122	—	313,946,784
Investment management fee payable	2,455,748	908,059	1,981,784	259,538	983,290
Transfer agent fees payable	612,989	153,670	321,237	47,725	266,756
Custody fee payable	195,814	63,367	253,451	28,515	144,444
Trustees’ fees payable	61,828	12,739	32,417	11,832	26,376
Registration fees payable	—	1,178	20,231	—	4,890
Shareholder services	—	25,445	47,383	13,135	49,803
Variation margin on open future contracts (Note 4)	7,827	—	—	—	600,442
Upfront premiums received on swap contracts	—	—	—	—	—
Unrealized depreciation on unfunded loan commitments	—	—	—	—	816
Unrealized depreciation on swap contracts (Note 4)	—	—	—	—	—
Forward sale commitments(5) (Note 5)	—	—	—	—	3,530,386
Securities sold short(5) (Note 5)	—	—	—	—	—
Due to custodian(3)	—	—	—	50	233
Options contracts written, at value(6) (Note 4)	—	—	1,839	—	—
Unrealized depreciation on open forward foreign currency contracts (Note 4)	—	—	—	—	—
Foreign capital gains tax payable	—	—	4,752,378	—	—
Investment interest payable on securities sold short	—	—	—	—	—
Accrued Chief Compliance Officer expense	—	—	—	—	—
Accrued expenses	96,565	24,221	110,547	10,429	65,565
Total Liabilities	48,525,683	49,711,821	40,632,492	3,915,148	320,969,111
Total Net Assets	$5,289,074,167	$1,323,388,160	$2,671,770,682	$513,794,352	$2,204,021,592
NET ASSETS:
Par value	$376,446	$105,343	$204,682	$43,259	$230,897
Paid-in capital in excess of par value	4,021,601,655	1,133,404,493	2,294,343,995	446,871,472	2,320,664,208
Total distributable earnings (losses)	1,267,096,066	189,878,324	377,222,005	66,879,621	(116,873,513)
Total Net Assets	$5,289,074,167	$1,323,388,160	$2,671,770,682	$513,794,352	$2,204,021,592
Total Net Assets Class I	$4,782,704,608	$1,197,852,110	$2,418,623,126	$469,451,932	$2,002,155,338
Total Net Assets Class Z	$506,369,559	$125,536,050	$253,147,556	$44,342,420	$201,866,254
Shares Outstanding Class I	331,140,472	92,369,632	182,627,126	39,410,076	210,267,689
Shares Outstanding Class Z	45,305,889	12,973,275	22,054,690	3,848,541	20,629,654
Net Asset Value Class I	$14.44	$12.97	$13.24	$11.91	$9.52
Net Asset Value Class Z	$11.18	$9.68	$11.48	$11.52	$9.79
(1) Investments, at cost	$4,217,014,560	$1,204,828,284	$2,308,986,185	$446,357,100	$2,478,256,982
(2) Includes securities on loan	$25,225,307	$36,882,210	$26,408,771	$3,181,631	$—
(3) Foreign currency, at cost	$—	$—	$171,747	$(50)	$—
(4) Related to futures contracts	$164,000	$—	$—	$—	$—
(5) Proceeds received	$—	$—	$—	$—	$3,507,797
(6) Premiums received	$—	$—	$13,267	$—	$—
(7) Related to swap contracts	$—	$—	$—	$—	$—
See Notes to Financial Statements.

Statements of Assets and Liabilities
February 28, 2022 (concluded)

	Destinations Low Duration Fixed Income Fund	Destinations Global Fixed Income Opportunities Fund	Destinations Municipal Fixed Income Fund	Destinations Multi Strategy Alternatives Fund	Destinations Shelter Fund
ASSETS:
Investments, at value(1),(2)	$636,156,502	$793,396,685	$926,630,609	$1,268,574,053	$127,038,940
Foreign currency, at value(3)	—	—	—	—	—
Cash	361	189	480,318	154	—
Unrealized appreciation on unfunded loan commitments	—	—	—	—	—
Receivable for securities sold	2,599,667	4,498,498	6,508,660	13,202,288	790,704
Dividends and interest receivable	6,204,913	8,958,030	8,453,838	2,279,615	157,012
Receivable for Fund shares sold	257,235	321,168	464,724	564,216	14,302
Receivable for expense reimbursement	—	—	8,468	—	—
Unrealized appreciation on open forward foreign currency contracts (Note 4)	969,583	695,415	—	—	—
Variation margin on open future contracts (Note 4)	—	—	—	—	—
Unrealized appreciation on swap contracts (Note 4)	—	—	—	1,369,431	—
Upfront premiums paid on swap contracts	—	—	—	1,845,000	—
Deposits with counterparty	—	2,255,000(4)	—	7,183,778(7)	—
Cash held at Broker	—	5,170,231	—	142,244,674	—
Prepaid expenses	—	32,668	—	—	—
Prepaid Chief Compliance Officer expense	—	—	—	—	—
Pre-paid organizational fees	—	—	—	—	161,796
Other assets	—	—	—	—	—
Receivable for expense reimbursement	—	—		—	—
Total Assets	646,188,261	815,327,884	942,546,617	1,437,263,209	128,162,754
LIABILITIES:
Payable for collateral received from securities on loan	2,977,241	1,290,964	—	10,098,320	—
Payable for Fund shares repurchased	432,131	549,659	872,549	814,609	26,979
Payable for securities purchased	54,282,540	15,948,324	8,821,732	9,063,460	1,199,624
Investment management fee payable	315,899	446,863	385,637	887,765	72,048
Transfer agent fees payable	71,296	88,810	105,314	148,135	21,383
Custody fee payable	40,982	52,067	75,839	66,306	3,911
Trustees’ fees payable	6,001	9,347	11,141	14,766	760
Registration fees payable	9,471	—	3,431	9,508	—
Shareholder services	9,108	19,039	37,748	15,808	770
Variation margin on open future contracts (Note 4)	—	—	—	—	—
Upfront premiums received on swap contracts	—	—	—	5,526,000	—
Unrealized depreciation on unfunded loan commitments	—	666	—	—	—
Unrealized depreciation on swap contracts (Note 4)	—	—	—	2,410,201	—
Forward sale commitments(5) (Note 5)	—	—	—	—	—
Securities sold short(5) (Note 5)	—	31,024,229	—	134,289,926	—
Due to custodian(3)	52	17	—	—	78,501
Options contracts written, at value(6) (Note 4)	—	342,354	—	667,017	1,420,730
Unrealized depreciation on open forward foreign currency contracts (Note 4)	16,257	5,675	—	—	—
Foreign capital gains tax payable	—	—	—	—	—
Investment interest payable on securities sold short	—	13,356	—	109,894	—
Accrued Chief Compliance Officer expense	—	—	—	—	—
Accrued expenses	16,627	15,179	22,747	19,214	1,699
Total Liabilities	58,177,605	49,806,549	10,336,138	164,140,929	2,826,405
Total Net Assets	$588,010,656	$765,521,335	$932,210,479	$1,273,122,280	$125,336,349
NET ASSETS:
Par value	$60,622	$78,274	$92,580	$124,876	$13,114
Paid-in capital in excess of par value	594,954,276	790,600,490	930,235,069	1,251,706,057	129,494,545
Total distributable earnings (losses)	(7,004,242)	(25,157,429)	1,882,830	21,291,347	(4,171,310)
Total Net Assets	$588,010,656	$765,521,335	$932,210,479	$1,273,122,280	$125,336,349
Total Net Assets Class I	$538,792,380	$699,356,258	$886,808,850	$1,164,682,525	$123,220,690
Total Net Assets Class Z	$49,218,276	$66,165,077	$45,401,629	$108,439,755	$2,115,659
Shares Outstanding Class I	55,647,118	71,619,961	88,083,436	113,989,968	12,890,085
Shares Outstanding Class Z	4,975,037	6,654,159	4,496,175	10,885,819	224,136
Net Asset Value Class I	$9.68	$9.76	$10.07	$10.22	$9.56
Net Asset Value Class Z	$9.89	$9.94	$10.10	$9.96	$9.44
(1) Investments, at cost	$645,723,489	$810,798,851	$917,568,608	$1,262,592,018	$130,851,772
(2) Includes securities on loan	$2,912,588	$1,261,547	$—	$9,872,790	$—
(3) Foreign currency, at cost	$(53)	$(17)	$—	$—	$—
(4) Related to securities sold short	$—	$2,255,000	$—	$—	$—
(5) Proceeds received	$—	$32,187,390	$—	$164,040,487	$—
(6) Premiums received	$—	$299,242	$—	$—	$1,956,542
(7) Related to swap contracts	$—	$—	$—	$7,183,778	$—
See Notes to Financial Statements.

Statements of Operations
For the Year Ended February 28, 2022

	Destinations Large Cap Equity Fund	Destinations Small-Mid Cap Equity Fund	Destinations International Equity Fund	Destinations Equity Income Fund	Destinations Core Fixed Income Fund
INVESTMENT INCOME:
Dividends	$52,397,748	$13,196,868	$36,750,147	$17,665,255	$493,351
Interest	5,876	2,090	1,024	57,471	43,371,602
Income from securities lending	77,398	799,389	1,073,185	39,570	—
Less: Foreign taxes withheld (Note 5)	(53,168)	(31,934)	(4,248,487)	(578,014)	—
Total Investment Income	52,427,854	13,966,413	33,575,869	17,184,282	43,864,953
EXPENSES:
Investment management fee (Note 7)	39,060,667	12,067,822	26,917,133	3,563,869	14,487,858
Transfer agent fees	7,408,489	1,902,899	3,813,717	633,752	3,173,794
Custody fees	1,190,920	388,232	1,553,940	171,777	839,232
Trustees’ fees	238,808	53,984	126,162	24,070	100,936
Insurance	102,324	27,208	51,825	8,973	54,330
Audit and tax	110,320	25,392	120,118	4,315	34,535
Legal expense	180,030	46,346	78,305	12,204	66,895
Chief Compliance Officer expense	110,856	24,673	49,526	6,948	39,466
Organizational expense	—	—	—	—	—
Shareholder reports fees	284	103	103	110	103
Distribution fees	—	—	—	—	—
Shareholder services	176,170	74,808	124,464	68,592	120,907
Registration fees	51,390	33,918	114,561	38,102	98,860
Broker fees on securities sold short	—	—	—	—	—
Miscellaneous expense	170,138	45,144	88,988	18,760	124,862
Interest and dividend expense	—	—	—	—	—
Total Expenses.	48,800,396	14,690,529	33,038,842	4,551,472	19,141,778
Less: Fee waivers and/or expense reimbursement (Note 7)	(7,992,671)	(165,934)	(1,038,876)	(519,795)	(1,815,642)
Net Expenses.	40,807,725	14,524,595	31,999,966	4,031,677	17,326,136
Net Investment Income (Loss)	$11,620,129	$(558,182)	$1,575,903	$13,152,605	$26,538,817
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS, FUTURES CONTRACTS, UNFUNDED
LOAN COMMITMENTS, OPTIONS CONTRACTS
WRITTEN, FORWARD SALE COMMITMENTS,
SECURITIES SHORT SOLD, SWAP CONTRACTS,
FORWARD FOREIGN CURRENCY CONTRACTS AND
FOREIGN CURRENCY TRANSACTIONS (NOTES 4 AND 5):

Net Realized Gain (Loss) From:
Investments	$784,177,540	$186,101,171	$131,482,543*	$34,336,855***	$(25,585,469)
Futures contracts	1,243,790	—	—	—	2,946,689
Forward sale commitments	—	—	—	—	445,594
Options contracts written	—	—	80,410	—	—
Securities sold short	—	—	—	(8,545)	57
Investments sold short	—	—	—	—	—
Swap contracts	—	—	—	—	9,148
Forward foreign currency contracts	—	—	789,064	—	—
Foreign currency transactions	1,464	—	362,062	43,820	—
Realized Gain (Loss)	785,422,794	186,101,171	132,714,079	34,372,130	(22,183,981)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	(449,389,861)	(166,512,626)	(375,473,696)**	29,793,784	(66,005,936)
Futures contracts	(391,794)	—	—	—	(501,195)
Unfunded loan commitments	—	—	—	—	(816)
Options contracts written	—	—	5,304	—	—
Forward sale commitments	—	—	—	—	(80,302)
Securities sold short	—	—	—	—	—
Swap contracts	—	—	—	—	—
Forward foreign currency contracts	—	—	(142,993)	—	—
Foreign currency translations	403	—	(14,510)	(18,816)	—
Change in Net Unrealized Appreciation (Depreciation):	(449,781,252)	(166,512,626)	(375,625,895)	29,774,968	(66,588,249)
Net Gain (Loss) on Investments, Futures Contracts, Options Contracts Written, Forward Sale Commitments, Securities Short Sold, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	335,641,542	19,588,545	(242,911,816)	64,147,098	(88,772,230)
Total Increase (Decrease) in Net Assets from Operations	$347,261,671	$19,030,363	$(241,335,913)	$77,299,703	$(62,233,413)

*
Includes foreign capital gains tax of  $(1,421,770) for Destinations International Equity Fund.

**
Includes accrued foreign capital gains tax of  $(1,208,957) for Destinations International Equity Fund.

***
Includes trading error of  $17,080 reimbursed by Sub-Advisor which is an affiliate to the Fund.

See Notes to Financial Statements.

Statements of Operations
For the Year/Period Ended February 28, 2022 (concluded)

	Destinations Low Duration Fixed Income Fund	Destinations Global Fixed Income Opportunities Fund	Destinations Municipal Fixed Income Fund	Destinations Multi Strategy Alternatives Fund	Destinations Shelter Fund*
INVESTMENT INCOME:
Dividends	$604,035	$1,533,425	$—	$4,695,065	$315,030
Interest	20,735,889	31,627,962	16,340,873	22,703,906	7
Income from securities lending	87,171	178,344	—	452,771	—
Less: Foreign taxes withheld (Note 5)	—	(9,329)	—	(2,726)	(1,047)
Total Investment Income	21,427,095	33,330,402	16,340,873	27,849,016	313,990
EXPENSES:
Investment management fee (Note 7)	3,726,914	6,689,157	6,595,937	16,801,708	179,886
Transfer agent fees	763,822	1,125,542	1,394,735	1,784,277	31,805
Custody fees	252,755	312,730	453,982	389,214	26,022
Trustees’ fees	20,193	32,244	38,516	52,713	762
Insurance	9,371	16,126	23,449	24,970	422
Audit and tax	3,079	6,507	18,510	10,678	394
Legal expense	14,029	25,241	28,759	43,189	6,279
Chief Compliance Officer expense	9,639	13,222	16,277	23,013	394
Organizational expense	—	—	—	—	26,167
Shareholder reports fees	103	103	—	103	—
Distribution fees	—	—	—	—	—
Shareholder services	51,078	62,621	40,968	82,929	827
Registration fees	24,977	—	29,341	34,441	10,974
Broker fees on securities sold short	—	207,077	—	1,881,268	—
Miscellaneous expense	35,909	57,104	31,765	—	2,263
Interest and dividend expense	—	660,886	—	473,244	—
Total Expenses	4,911,869	9,208,560	8,672,239	21,601,747	286,195
Less: Fee waivers and/or expense reimbursement (Note 7)	(10,498)	(864,912)	(1,566,914)	(5,434,539)	(27,178)
Net Expenses	4,901,371	8,343,648	7,105,325	16,167,208	259,017
Net Investment Income (Loss)	$16,525,724	$24,986,754	$9,235,548	$11,681,808	$54,973
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS, FUTURES CONTRACTS, UNFUNDED
LOAN COMMITMENTS, OPTIONS CONTRACTS
WRITTEN, FORWARD SALE COMMITMENTS,
SECURITIES SHORT SOLD, SWAP CONTRACTS,
FORWARD FOREIGN CURRENCY CONTRACTS AND
FOREIGN CURRENCY TRANSACTIONS (NOTES 4 AND 5):

Net Realized Gain (Loss) From:
Investments	$4,834,360	$8,277,897	$196,462	$33,848,714	$(1,302,760)
Futures contracts	—	—	—	—	—
Forward sale commitments	—	—	—	—	—
Options contracts written	—	2,141,258	—	—	396,556
Securities sold short	—	—	—	(8,053,227)	—
Investments sold short	—	(1,307,002)	—	—	—
Swap contracts	—	—	—	11,113,266	—
Forward foreign currency contracts	3,099,374	1,888,307	—	—	—
Foreign currency transactions	(162,280)	(130,578)	—	—	—
Realized Gain (Loss).	7,771,454	10,869,882	196,462	36,908,753	(906,204)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	(6,937,336)	(26,046,674)	(24,430,854)	(72,208,349)	(3,812,832)
Futures contracts	—	—	—	—	—
Unfunded loan commitments	(116,255)	(666)	—	—	—
Options contracts written	—	(117,916)	—	(667,017)	535,812
Forward sale commitments	—	—	—	—	—
Securities sold short	—	1,624,949	—	45,726,172	—
Swap contracts	—	—	—	(7,546,238)	—
Forward foreign currency contracts	693,218	384,807	—	—	—
Foreign currency translations	(1,593)	(43,741)	—	—	—
Change in Net Unrealized Appreciation (Depreciation):	(6,361,966)	(24,199,241)	(24,430,854)	(34,695,432)	(3,277,020)
Net Gain (Loss) on Investments, Futures Contracts, Options Contracts Written, Forward Sale Commitments, Securities Short Sold, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	1,409,488	(13,329,359)	(24,234,392)	2,213,321	(4,183,224)
Total Increase (Decrease) in Net Assets from Operations	$17,935,212	11,657,395	$(14,998,844)	$13,895,129	$(4,128,251)

*
The Fund commenced operations on October 27, 2021.

See Notes to Financial Statements.

Statements of Changes in Net Assets
For the Year Ended February 28, 2022 and Year Ended February 28, 2021

	Destinations Large Cap Equity Fund		Destinations Small-Mid Cap Equity Fund		Destinations International Equity Fund
	February 28, 2022	February 28, 2021	February 28, 2022	February 28, 2021	February 28, 2022	February 28, 2021
OPERATIONS:
Net investment income (loss)	$11,620,129	$23,831,149	$(558,182)	$896,716	$1,575,903	$546,320
Net realized gain (loss)	785,422,794	227,791,299	186,101,171	160,527,673	132,714,079	12,520,943
Change in unrealized appreciation (depreciation)	(449,781,252)	1,084,588,379	(166,512,626)	290,864,457	(375,625,895)	566,170,523
Increase (Decrease) in Net Assets From Operations	347,261,671	1,336,210,827	19,030,363	452,288,846	(241,335,913)	579,237,786
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 5):
Class I	(742,888,992)	(87,281,044)	(278,308,203)	(22,516,715)	(106,963,772)	(663,386)
Class Z	(91,165,797)	(6,999,957)	(34,347,234)	(1,796,366)	(12,287,268)	(234,506)
Decrease in Net Assets From Distributions to Shareholders	(834,054,789)	(94,281,001)	(312,655,437)	(24,313,081)	(119,251,040)	(897,892)
FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares:
Class I	1,103,438,865	684,494,010	297,005,363	124,974,104	718,986,973	366,061,881
Class Z	307,509,210	90,160,931	78,783,437	19,907,864	172,083,487	48,789,282
Reinvestment of distributions:
Class I	737,636,369	86,767,648	276,576,197	22,394,639	106,257,235	659,537
Class Z	89,090,035	6,794,463	33,532,848	1,740,399	11,989,392	226,851
Cost of shares repurchased:
Class I	(1,096,768,348)	(1,146,597,874)	(284,468,165)	(274,215,231)	(371,411,313)	(509,687,356)
Class Z	(97,620,389)	(81,513,637)	(25,683,964)	(17,853,191)	(38,215,141)	(35,303,264)
Increase (Decrease) in Net Assets From Fund Share Transactions	1,043,285,742	(359,894,459)	375,745,716	(123,051,416)	599,690,633	(129,253,069)
Increase (Decrease) in Net Assets	556,492,624	882,035,367	82,120,642	304,924,349	239,103,680	449,086,825
NET ASSETS:
Beginning of year	4,732,581,543	3,850,546,176	1,241,267,518	936,343,169	2,432,667,002	1,983,580,177
End of year	$5,289,074,167	$4,732,581,543	$1,323,388,160	$1,241,267,518	$2,671,770,682	$2,432,667,002
	Destinations Equity Income Fund		Destinations Core Fixed Income Fund
	February 28, 2022	February 28, 2021	February 28, 2022	February 28, 2021
OPERATIONS:
Net investment income (loss)	$13,152,605	$14,068,354	$26,538,817	$40,363,272
Net realized gain (loss)	34,372,130	(37,763,039)	(22,183,981)	71,935,441
Change in unrealized appreciation (depreciation)	29,774,968	55,055,823	(66,588,249)	(111,053,086)
Increase (Decrease) in Net Assets From Operations	77,299,703	31,361,138	(62,233,413)	1,245,627
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 5):
Class I	(12,120,599)	(17,047,791)	(82,331,867)	(45,411,862)
Class Z	(1,173,794)	(1,044,996)	(7,562,843)	(2,565,783)
Decrease in Net Assets From Distributions to Shareholders	(13,294,393)	(18,092,787)	(89,894,710)	(47,977,645)
FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares:
Class I	105,617,365	42,296,206	391,752,962	566,944,532
Class Z	22,657,044	9,176,726	126,031,585	55,197,432
Reinvestment of distributions:
Class I	12,040,971	16,937,229	81,742,945	45,153,843
Class Z	1,091,506	953,306	7,322,356	2,458,341
Cost of shares repurchased:
Class I	(82,484,563)	(137,678,016)	(411,407,304)	(384,588,684)
Class Z	(7,803,737)	(8,307,893)	(39,644,563)	(32,672,496)
Increase (Decrease) in Net Assets From Fund Share Transactions	51,118,586	(76,622,442)	155,797,981	252,492,968
Increase (Decrease) in Net Assets	115,123,896	(63,354,091)	3,669,858	205,760,950
NET ASSETS:
Beginning of year	398,670,456	462,024,547	2,200,351,734	1,994,590,784
End of year	$513,794,352	$398,670,456	$2,204,021,592	$2,200,351,734
See Notes to Financial Statements.

Statements of Changes in Net Assets
For the Year/Period Ended February 28, 2022 and Year Ended February 28, 2021 (concluded)

	Destinations Low Duration Fixed Income Fund		Destinations Global Fixed Income Opportunities Fund		Destinations Municipal Fixed Income Fund
	February 28, 2022	February 28, 2021	February 28, 2022	February 28, 2021	February 28, 2022	February 28, 2021
OPERATIONS:
Net investment income (loss)	$16,525,724	$13,517,328	$24,986,754	$30,033,909	$9,235,548	$11,067,571
Net realized gain (loss)	7,771,454	(1,552,406)	10,869,882	(3,016,659)	196,462	6,670,758
Change in unrealized appreciation (depreciation)	(6,361,966)	3,661,273	(24,199,241)	15,909,081	(24,430,854)	(19,255,288)
Increase (Decrease) in Net Assets From Operations	17,935,212	15,626,195	11,657,395	42,926,331	(14,998,844)	(1,516,959)
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 5):
Class I	(19,463,239)	(12,423,555)	(30,081,087)	(28,302,527)	(13,428,406)	(18,714,445)
Class Z	(1,563,200)	(617,410)	(2,508,298)	(1,478,999)	(678,567)	(514,550)
Decrease in Net Assets From Distributions to Shareholders	(21,026,439)	(13,040,965)	(32,589,385)	(29,781,526)	(14,106,973)	(19,228,995)
FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares:
Class I	194,152,137	171,086,753	131,429,645	167,996,725	153,593,332	183,253,560
Class Z	33,535,547	11,930,570	38,991,349	16,710,837	33,049,295	14,800,618
Reinvestment of distributions:
Class I	19,330,200	12,349,552	29,867,741	28,132,491	13,320,546	18,578,076
Class Z	1,506,794	590,193	2,404,353	1,401,780	641,326	479,548
Cost of shares repurchased:
Class I	(90,072,075)	(88,084,770)	(160,548,450)	(224,106,513)	(136,501,200)	(176,085,320)
Class Z	(7,547,679)	(5,004,378)	(13,570,620)	(12,985,085)	(12,605,433)	(7,453,789)
Increase (Decrease) in Net Assets From Fund Share Transactions	150,904,924	102,867,920	28,574,018	(22,849,765)	51,497,866	33,572,693
Increase (Decrease) in Net Assets	147,813,697	105,453,150	7,642,028	(9,704,960)	22,392,049	12,826,739
NET ASSETS:
Beginning of year	440,196,959	334,743,809	757,879,307	767,584,267	909,818,430	896,991,691
End of year	$588,010,656	$440,196,959	$765,521,335	$757,879,307	$932,210,479	$909,818,430
	Destinations Multi Strategy Alternatives Fund		Destinations Shelter Fund*
	February 28, 2022	February 28, 2021	February 28, 2022
OPERATIONS:
Net investment income (loss)	$11,681,808	$13,571,592	$54,973
Net realized gain (loss)	36,908,753	18,809,890	(906,204)
Change in unrealized appreciation (depreciation)	(34,695,432)	74,890,594	(3,277,020)
Increase (Decrease) in Net Assets From Operations.	13,895,129	107,272,076	(4,128,251)
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 5):
Class I	(53,140,787)	(14,280,507)	(42,023)
Class Z	(4,807,807)	(792,977)	(1,036)
Decrease in Net Assets From Distributions to Shareholders.	(57,948,594)	(15,073,484)	(43,059)
FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares:
Class I	248,568,216	281,655,299	131,089,495
Class Z	65,274,948	25,454,430	2,259,436
Reinvestment of distributions:
Class I	52,757,833	14,207,122	42,023
Class Z	4,653,976	760,344	1,036
Cost of shares repurchased:
Class I	(198,834,909)	(169,315,819)	(3,841,704)
Class Z	(17,735,424)	(11,887,150)	(42,627)
Increase (Decrease) in Net Assets From Fund Share Transactions	154,684,640	140,874,226	129,507,659
Increase (Decrease) in Net Assets	110,631,175	233,072,818	125,336,349
NET ASSETS:
Beginning of year/period	1,162,491,105	929,418,287	—
End of year/period	$1,273,122,280	$1,162,491,105	$125,336,349

*
The Fund commenced operations on October 27, 2021.

See Notes to Financial Statements.

Financial Highlights
Destinations Large Cap Equity Fund

For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2020), unless otherwise noted:
	Class I
	2022	2021	2020	2019	2018(1)
Net asset value, Beginning of Period	$15.84	$11.88	$11.61	$11.71	$10.00
Income (Loss) from Operations:
Net investment income(2)	0.04	0.07	0.10	0.11	0.10
Net realized and unrealized gain (loss)	1.33	4.19	0.40	0.18	1.69
Total Income (Loss) from Operations	1.37	4.26	0.50	0.29	1.79
Less Distributions From:
Net investment income	(0.10)	(0.01)	(0.10)	(0.10)	(0.08)
Net realized gain	(2.67)	(0.29)	(0.13)	(0.29)	—
Total Distributions	(2.77)	(0.30)	(0.23)	(0.39)	(0.08)
Net Asset Value, End of Period	$14.44	$15.84	$11.88	$11.61	$11.71
Total Return(3)	7.48%	35.94%	4.18%	2.73%	17.89%(4)
Net Assets, End of Period (millions)	$4,783	$4,450	$3,651	$3,427	$2,804
Ratios to Average Net Assets:
Gross expenses	0.95%	0.95%	0.95%	0.97%	0.98%(5)
Net expenses(6)	0.80%	0.82%	0.82%	0.85%	0.85%(5)
Net investment income(6)	0.21%	0.56%	0.84%	0.91%	0.97%(5)
Portfolio Turnover Rate(7)	83%	48%	49%	28%	52%(4)

(1)
Figures are for the period from inception of Fund (March 20, 2017) through the period ended February 28, 2018.

(2)
Per share amounts have been calculated using the average shares method.

(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)
Not annualized.

(5)
Annualized.

(6)
Reflects fee waivers and/or expense reimbursements.

(7)
Reflects the rate for the Fund as a whole; not on a share class basis.

See Notes to Financial Statements.

Financial Highlights (continued)
Destinations Large Cap Equity Fund

For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2020), unless otherwise noted:
	Class Z
	2022	2021	2020	2019(1)
Net asset value, Beginning of Period	$12.81	$9.65	$9.46	$10.00
Income (Loss) from Operations:
Net investment income(2)	0.05	0.08	0.10	0.07
Net realized and unrealized gain (loss)	1.12	3.40	0.34	(0.21)
Total Income (Loss) from Operations	1.17	3.48	0.44	(0.14)
Less Distributions From:
Net investment income	(0.13)	(0.03)	(0.12)	(0.11)
Net realized gain	(2.67)	(0.29)	(0.13)	(0.29)
Total Distributions	(2.80)	(0.32)	(0.25)	(0.40)
Net Asset Value, End of Period	$11.18	$12.81	$9.65	$9.46
Total Return(3)	7.65%	36.16%	4.45%	(0.94)%(4)
Net Assets, End of Period (millions)	$506	$283	$200	$70
Ratios to Average Net Assets:
Gross expenses	0.80%	0.80%	0.80%	0.82%(5)
Net expenses(6)	0.65%	0.67%	0.67%	0.70%(5)
Net investment income(6)	0.36%	0.70%	0.96%	1.06%(5)
Portfolio Turnover Rate(7)	83%	48%	49%	28%(4)

(1)
For the period from Class inception (July 16, 2018) through the period ended February 28, 2019.

(2)
Per share amounts have been calculated using the average shares method.

(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)
Not annualized.

(5)
Annualized.

(6)
Reflects fee waivers and/or expense reimbursements.

(7)
Reflects the rate for the Fund as a whole; not on a share class basis.

See Notes to Financial Statements.

Financial Highlights (continued)
Destinations Small Mid Cap Equity

For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2020), unless otherwise noted:
	Class I
	2022	2021	2020	2019	2018(1)
Net asset value, Beginning of Period	$16.43	$10.92	$11.31	$10.98	$10.00
Income (Loss) from Operations:
Net investment income (loss)(2)	(0.01)	0.01	0.06	0.06	0.04
Net realized and unrealized gain	0.55	5.80	0.04	0.84	1.04
Total Income from Operations	0.54	5.81	0.10	0.90	1.08
Less Distributions From:
Net investment income	—	(0.00)*	(0.06)	(0.05)	(0.04)
Net realized gain	(4.00)	(0.30)	(0.43)	(0.52)	(0.06)
Total Distributions	(4.00)	(0.30)	(0.49)	(0.57)	(0.10)
Net Asset Value, End of Period	$12.97	$16.43	$10.92	$11.31	$10.98
Total Return(3)	1.66%	53.65%	0.52%	9.02%	10.83%(4)
Net Assets, End of Period (millions)	$1,198	$1,167	$890	$962	$701
Ratios to Average Net Assets:
Gross expenses	1.11%	1.11%	1.11%	1.12%	1.14%(5)
Net expenses(6)	1.10%	1.11%	1.08%	1.03%	1.03%(5)
Net investment income(6)	(0.05)%	0.09%	0.54%	0.53%	0.41%(5)
Portfolio Turnover Rate(7)	111%	145%	110%	85%	112%(4)

*
Amount is less than $0.005 per share.

(1)
Figures are for the period from inception of Fund (March 20, 2017) through the period ended February 28, 2018.

(2)
Per share amounts have been calculated using the average shares method.

(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)
Not annualized.

(5)
Annualized.

(6)
Reflects fee waivers and/or expense reimbursements.

(7)
Reflects the rate for the Fund as a whole; not on a share class basis.

See Notes to Financial Statements.

Financial Highlights (continued)
Destinations Small Mid Cap Equity

For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2020), unless otherwise noted:
	Class Z
	2022	2021	2020	2019(1)
Net asset value, Beginning of Period	$13.17	$8.80	$9.20	$10.00
Income (Loss) from Operations:
Net investment income(2)	0.01	0.02	0.06	0.04
Net realized and unrealized gain (loss)	0.50	4.67	0.05	(0.25)
Total Income (Loss) from Operations	0.51	4.69	0.11	(0.21)
Less Distributions From:
Net investment income	—	(0.02)	(0.08)	(0.07)
Net realized gain	(4.00)	(0.30)	(0.43)	(0.52)
Total Distributions	(4.00)	(0.32)	(0.51)	(0.59)
Net Asset Value, End of Period	$9.68	$13.17	$8.80	$9.20
Total Return(3)	1.86%	53.85%	0.69%	(1.24)%(4)
Net Assets, End of Period (millions)	$126	$74	$46	$19
Ratios to Average Net Assets:
Gross expenses	0.96%	0.96%	0.97%	0.97%(5)
Net expenses(6)	0.95%	0.96%	0.94%	0.88%(5)
Net investment income(6)	0.10%	0.22%	0.66%	0.68%(5)
Portfolio Turnover Rate(7)	111%	145%	110%	85%(4)

(1)
For the period from Class inception (July 16, 2018) through the period ended February 28, 2019.

(2)
Per share amounts have been calculated using the average shares method.

(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)
Not annualized.

(5)
Annualized.

(6)
Reflects fee waivers and/or expense reimbursements.

(7)
Reflects the rate for the Fund as a whole; not on a share class basis.

See Notes to Financial Statements.

Financial Highlights (continued)
Destinations International Equity Fund

For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2020), unless otherwise noted:
	Class I
	2022	2021	2020	2019	2018(1)
Net asset value, Beginning of Period	$15.11	$11.30	$10.86	$11.69	$10.00
Income (Loss) from Operations:
Net investment income(2)	0.01	0.00*	0.09	0.09	0.07
Net realized and unrealized gain (loss)	(1.22)	3.81	0.44	(0.77)	1.70
Total Income (Loss) from Operations	(1.21)	3.81	0.53	(0.68)	1.77
Less Distributions From:
Net investment income	(0.03)	(0.00)*	(0.09)	(0.12)	(0.07)
Net realized gain	(0.63)	—	—	(0.03)	(0.01)
Total Distributions	(0.66)	—	(0.09)	(0.15)	(0.08)
Net Asset Value, End of Period	$13.24	$15.11	$11.30	$10.86	$11.69
Total Return(3)	(8.36)%	33.76%	4.83%	(5.71)%	17.70%(4)
Net Assets, End of Period (millions)	$2,419	$2,288	$1,884	$1,618	$1,413
Ratios to Average Net Assets:
Gross expenses	1.24%	1.24%	1.25%	1.28%	1.30%(5)
Net expenses(6)	1.20%	1.23%	1.17%	1.18%	1.15%(5)
Net investment income(6)	0.05%	0.02%	0.77%	0.83%	0.69%(5)
Portfolio Turnover Rate(7)	48%	38%	27%	32%	50%(4)

*
Amount is less than $0.005 per share.

(1)
Figures are for the period from inception of Fund (March 20, 2017) through the period ended February 28, 2018.

(2)
Per share amounts have been calculated using the average shares method.

(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)
Not annualized.

(5)
Annualized.

(6)
Reflects fee waivers and/or expense reimbursements.

(7)
Reflects the rate for the Fund as a whole; not on a share class basis.

See Notes to Financial Statements.

Financial Highlights (continued)
Destinations International Equity Fund

For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2020), unless otherwise noted:
	Class Z
	2022	2021	2020	2019(1)
Net asset value, Beginning of Period	$13.18	$9.86	$9.48	$10.00
Income (Loss) from Operations:
Net investment income(2)	0.02	0.02	0.06	0.02
Net realized and unrealized gain (loss)	(1.05)	3.32	0.43	(0.38)
Total Income (Loss) from Operations	(1.03)	3.34	0.49	(0.36)
Less Distributions From:
Net investment income	(0.04)	(0.02)	(0.11)	(0.13)
Net realized gain	(0.63)	—	—	(0.03)
Total Distributions	(0.67)	(0.02)	(0.11)	(0.16)
Net Asset Value, End of Period	$11.48	$13.18	$9.86	$9.48
Total Return(3)	(8.16)%	33.91%	5.05%	(3.43)%(4)
Net Assets, End of Period (millions)	$253	$145	$99	$33
Ratios to Average Net Assets:
Gross expenses	1.09%	1.09%	1.10%	1.13%(5)
Net expenses(6)	1.05%	1.08%	1.02%	1.03%(5)
Net investment income(6)	0.13%	0.14%	0.62%	0.98%(5)
Portfolio Turnover Rate(7)	48%	38%	27%	32%(4)

(1)
For the period from Class inception (July 16, 2018) through the period ended February 28, 2019.

(2)
Per share amounts have been calculated using the average shares method.

(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)
Not annualized.

(5)
Annualized.

(6)
Reflects fee waivers and/or expense reimbursements.

(7)
Reflects the rate for the Fund as a whole; not on a share class basis.

See Notes to Financial Statements.

Financial Highlights (continued)
Destinations Equity Income Fund

For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2020), unless otherwise noted:
	Class I
	2022	2021	2020	2019	2018(1)
Net asset value, Beginning of Period	$10.26	$9.74	$10.20	$10.14	$10.00
Income (Loss) from Operations:
Net investment income(2)	0.34	0.34	0.35	0.32	0.31
Net realized and unrealized gain (loss)	1.65	0.63	(0.40)	0.39	0.12
Total Income (Loss) from Operations	1.99	0.97	(0.05)	0.71	0.43
Less Distributions From:
Net investment income	(0.34)	(0.31)	(0.32)	(0.29)	(0.26)
Net realized gain	—	(0.14)	(0.09)	(0.36)	(0.03)
Total Distributions	(0.34)	(0.45)	(0.41)	(0.65)	(0.29)
Net Asset Value, End of Period	$11.91	$10.26	$9.74	$10.20	$10.14
Total Return(3)	19.58%	10.37%	(0.78)%	7.52%	4.34%(4)
Net Assets, End of Period (millions)	$469	$375	$441	$391	$320
Ratios to Average Net Assets:
Gross expenses	1.04%	1.03%	1.03%	1.04%	1.05%(5)
Net expenses(6)	0.92%	0.92%	0.88%	0.87%	0.93%(5)
Net investment income(6)	2.94%	3.60%	3.31%	3.13%	3.18%(5)
Portfolio Turnover Rate(7)	58%	54%	43%	74%	57%(4)

(1)
Figures are for the period from inception of Fund (March 20, 2017) through the period ended February 28, 2018.

(2)
Per share amounts have been calculated using the average shares method.

(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)
Not annualized.

(5)
Annualized.

(6)
Reflects fee waivers and/or expense reimbursements.

(7)
Reflects the rate for the Fund as a whole; not on a share class basis.

See Notes to Financial Statements.

Financial Highlights (continued)
Destinations Equity Income Fund

For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2020), unless otherwise noted:
	Class Z
	2022	2021	2020	2019(1)
Net asset value, Beginning of Period	$9.94	$9.44	$9.89	$10.00
Income (Loss) from Operations:
Net investment income(2)	0.35	0.34	0.36	0.20
Net realized and unrealized gain (loss)	1.59	0.62	(0.38)	0.21
Total Income (Loss) from Operations	1.94	0.96	(0.02)	0.41
Less Distributions From:
Net investment income	(0.36)	(0.32)	(0.34)	(0.16)
Net realized gain	—	(0.14)	(0.09)	(0.36)
Total Distributions	(0.36)	(0.46)	(0.43)	(0.52)
Net Asset Value, End of Period	$11.52	$9.94	$9.44	$9.89
Total Return(3)	19.71%	10.63%	(0.58)%	4.51%(4)
Net Assets, End of Period (millions)	$44	$24	21	$10
Ratios to Average Net Assets:
Gross expenses	0.89%	0.88%	0.88%	0.89%(5)
Net expenses(6)	0.77%	0.77%	0.74%	0.72%(5)
Net investment income(6)	3.09%	3.72%	3.46%	3.28%(5)
Portfolio Turnover Rate(7)	58%	54%	43%	74%(4)

(1)
For the period from Class inception (July 16, 2018) through the period ended February 28, 2019.

(2)
Per share amounts have been calculated using the average shares method.

(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)
Not annualized.

(5)
Annualized.

(6)
Reflects fee waivers and/or expense reimbursements.

(7)
Reflects the rate for the Fund as a whole; not on a share class basis.

See Notes to Financial Statements.

Financial Highlights (continued)
Destinations Core Fixed Income Fund

For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2020), unless otherwise noted:
	Class I
	2022	2021	2020	2019	2018(1)
Net asset value, Beginning of Period	$10.19	$10.42	$9.83	$9.83	$10.00
Income (Loss) from Operations:
Net investment income(2)	0.12	0.20	0.28	0.28	0.21
Net realized and unrealized gain (loss)	(0.38)	(0.20)	0.59	(0.01)	(0.17)
Total Income (Loss) from Operations	(0.26)	—	0.87	0.27	0.04
Less Distributions From:
Net investment income	(0.13)	(0.20)	(0.28)	(0.27)	(0.19)
Net realized gain	(0.28)	(0.03)	—	—	(0.02)
Total Distributions	(0.41)	(0.23)	(0.28)	(0.27)	(0.21)
Net Asset Value, End of Period	$9.52	$10.19	$10.42	$9.83	$9.83
Total Return(3)	(2.72)%	0.05%	8.97%	2.77%	0.34%(4)
Net Assets, End of Period (millions)	$2,002	$2,079	$1,896	$1,708	$1,500
Ratios to Average Net Assets:
Gross expenses	0.87%	0.87%	0.88%	0.89%	0.90%(5)
Net expenses(6)	0.79%	0.78%	0.80%	0.81%	0.82%(5)
Net investment income(6)	1.18%	1.91%	2.80%	2.85%	2.22%(5)
Portfolio Turnover Rate(7)	240%	204%	43%	64%	170%(4)

(1)
Figures are for the period from inception of Fund (March 20, 2017) through the period ended February 28, 2018.

(2)
Per share amounts have been calculated using the average shares method.

(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)
Not annualized.

(5)
Annualized.

(6)
Reflects fee waivers and/or expense reimbursements.

(7)
Reflects the rate for the Fund as a whole; not on a share class basis.

See Notes to Financial Statements.

Financial Highlights (continued)
Destinations Core Fixed Income Fund

For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2020), unless otherwise noted:
	Class Z
	2022	2021	2020	2019(1)
Net asset value, Beginning of Period	$10.46	$10.69	$10.08	$10.00
Income (Loss) from Operations:
Net investment income(2)	0.14	0.22	0.30	0.20
Net realized and unrealized gain (loss)	(0.39)	(0.21)	0.61	0.03
Total Income (Loss) from Operations	(0.25)	0.01	0.91	0.23
Less Distributions From:
Net investment income	(0.14)	(0.21)	(0.30)	(0.15)
Net realized gain	(0.28)	(0.03)	—	—
Total Distributions	(0.42)	(0.24)	(0.30)	(0.15)
Net Asset Value, End of Period	$9.79	$10.46	$10.69	$10.08
Total Return(3)	(2.50)%	0.17%	9.11%	2.29(4)
Net Assets, End of Period (millions)	$202	$121	$99	$29
Ratios to Average Net Assets:
Gross expenses	0.72%	0.72%	0.73%	0.74%(5)
Net expenses(6)	0.64%	0.63%	0.65%	0.66%(5)
Net investment income(6)	1.36%	2.05%	2.90%	3.00%(5)
Portfolio Turnover Rate(7)	240%	204%	43%	64%(4)

(1)
For the period from Class inception (July 16, 2018) through the period ended February 28, 2019.

(2)
Per share amounts have been calculated using the average shares method.

(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)
Not annualized.

(5)
Annualized.

(6)
Reflects fee waivers and/or expense reimbursements.

(7)
Reflects the rate for the Fund as a whole; not on a share class basis.

See Notes to Financial Statements.

Financial Highlights (continued)
Destinations Low Duration Fixed Income Fund

For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2020), unless otherwise noted:
	Class I
	2022	2021	2020	2019	2018(1)
Net asset value, Beginning of Period	$9.73	$9.75	$9.84	$9.90	$10.00
Income (Loss) from Operations:
Net investment income(2)	0.30	0.34	0.33	0.35	0.27
Net realized and unrealized gain (loss)	0.03	(0.02)	(0.08)	(0.08)	(0.12)
Total Income from Operations	0.33	0.32	0.25	0.27	0.15
Less Distributions From:
Net investment income	(0.37)	(0.34)	(0.34)	(0.33)	(0.25)
Net realized gain	(0.01)	—	—	—	—
Total Distributions	(0.38)	(0.34)	(0.34)	(0.33)	(0.25)
Net Asset Value, End of Period	$9.68	$9.73	$9.75	$9.84	$9.90
Total Return(3)	3.40%	3.43%	2.59%	2.79%	1.52%(4)
Net Assets, End of Period (millions)	$539	$418	$320	$386	$178
Ratios to Average Net Assets:
Gross expenses	0.93%	0.95%	0.96%	0.97%	1.00%(5)
Net expenses(6)	0.93%	0.95%	0.94%	0.93%	0.94%(5)
Net investment income(6)	3.09%	3.63%	3.30%	3.51%	2.84%(5)
Portfolio Turnover Rate(7)	107%	168%	138%	120%	32%(4)

(1)
Figures are for the period from inception of Fund (March 20, 2017) through the period ended February 28, 2018.

(2)
Per share amounts have been calculated using the average shares method.

(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)
Not annualized.

(5)
Annualized.

(6)
Reflects fee waivers and/or expense reimbursements.

(7)
Reflects the rate for the Fund as a whole; not on a share class basis.

See Notes to Financial Statements.

Financial Highlights (continued)
Destinations Low Duration Fixed Income Fund

For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2020), unless otherwise noted:
	Class Z
	2022	2021	2020	2019(1)
Net asset value, Beginning of Period	$9.93	$9.94	$10.03	$10.00
Income (Loss) from Operations:
Net investment income(2)	0.33	0.36	0.34	0.22
Net realized and unrealized gain (loss)	0.02	(0.02)	(0.07)	(0.03)
Total Income from Operations	0.35	0.34	0.27	0.19
Less Distributions From:
Net investment income	(0.38)	(0.35)	(0.36)	(0.16)
Net realized gain	(0.01)	—	—	—
Total Distributions	(0.39)	(0.35)	(0.36)	(0.16)
Net Asset Value, End of Period	$9.89	$9.93	$9.94	$10.03
Total Return(3)	3.56%	3.60%	2.69%	1.82%(4)
Net Assets, End of Period (millions)	$49	$22	$14	$6
Ratios to Average Net Assets:
Gross expenses	0.78%	0.80%	0.82%	0.82%(5)
Net expenses(6)	0.78%	0.80%	0.80%	0.78%(5)
Net investment income(6)	3.28%	3.78%	3.40%	3.66%(5)
Portfolio Turnover Rate(7)	107%	168%	138%	120%(4)

(1)
For the period from Class inception (July 16, 2018) through the period ended February 28, 2019.

(2)
Per share amounts have been calculated using the average shares method.

(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)
Not annualized.

(5)
Annualized.

(6)
Reflects fee waivers and/or expense reimbursements.

(7)
Reflects the rate for the Fund as a whole; not on a share class basis.

See Notes to Financial Statements.

Financial Highlights (continued)
Destinations Global Fixed Income Opportunities Fund

For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2020), unless otherwise noted:
	Class I
	2022	2021	2020	2019	2018(1)
Net asset value, Beginning of Period	$10.02	$9.83	$9.82	$9.99	$10.00
Income (Loss) from Operations:
Net investment income(2)	0.32	0.40	0.39	0.38	0.37
Net realized and unrealized gain (loss)	(0.17)	0.19	0.02	(0.18)	(0.02)
Total Income from Operations	0.15	0.59	0.41	0.20	0.35
Less Distributions From:
Net investment income	(0.41)	(0.40)	(0.40)	(0.37)	(0.35)
Net realized gain	—	—	—	—	(0.01)
Total Distributions	(0.41)	(0.40)	(0.40)	(0.37)	(0.36)
Net Asset Value, End of Period	$9.76	$10.02	$9.83	$9.82	$9.99
Total Return(3)	1.49%	6.28%	4.18%	2.20%	3.34%(4)
Net Assets, End of Period (millions)	$699	$718	$733	$769	$601
Ratios to Average Net Assets:
Gross expenses(6)	1.19%	1.13%	1.11%	1.09%	1.10%(5)
Net expenses(6)(7)	1.08%	1.02%	1.00%	0.98%	0.99%(5)
Net investment income(7)	3.17%	4.17%	3.92%	3.90%	3.88%(5)
Portfolio Turnover Rate(8)	90%	164%	84%	79%	64%(4)

(1)
Figures are for the period from inception of Fund (March 20, 2017) through the period ended February 28, 2018.

(2)
Per share amounts have been calculated using the average shares method.

(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)
Not annualized.

(5)
Annualized.

(6)
Ratios include interest and dividend expense on short sales which represent 0.09%, 0.05%, 0.03%, 0.00% and 0.00% (annualized) for the year ended February 28, 2022, for the year ended February 28, 2021, for the year ended February 29, 2020, the year ended February 28, 2019 and the period ended February 28, 2018, respectively.

(7)
Reflects fee waivers and/or expense reimbursements.

(8)
Reflects the rate for the Fund as a whole; not on a share class basis.

See Notes to Financial Statements.

Financial Highlights (continued)
Destinations Global Fixed Income Opportunities Fund

For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2020), unless otherwise noted:
	Class Z
	2022	2021	2020	2019(1)
Net asset value, Beginning of Period	$10.19	$9.99	$9.98	$10.00
Income (Loss) from Operations:
Net investment income(2)	0.34	0.42	0.41	0.26
Net realized and unrealized gain (loss)	(0.17)	0.19	0.01	(0.08)
Total Income from Operations	0.17	0.61	0.42	0.18
Less Distributions From:
Net investment income	(0.42)	(0.41)	(0.41)	(0.20)
Total Distributions	(0.42)	(0.41)	(0.41)	(0.20)
Net Asset Value, End of Period	$9.94	$10.19	$9.99	$9.98
Total Return(3)	1.67%	6.43%	4.26%	1.72%(4)
Net Assets, End of Period (millions)	$66	$40	$34	$14
Ratios to Average Net Assets:
Gross expenses(6)	1.04%	0.98%	0.96%	0.94%(5)
Net expenses(6)(7)	0.93%	0.87%	0.85%	0.83%(5)
Net investment income(7)	3.30%	4.31%	4.06%	4.05%(5)
Portfolio Turnover Rate(8)	90%	164%	84%	79%(4)

(1)
For the period from Class inception (July 16, 2018) through the period ended February 28, 2019.

(2)
Per share amounts have been calculated using the average shares method.

(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)
Not annualized.

(5)
Annualized.

(6)
Ratios include interest and dividend expense on short sales which represent 0.09%, 0.05%, 0.03% and 0.00% (annualized) for the year ended February 28, 2022, for the year ended February 28, 2021, for the year ended February 29, 2020 and the period ended February 28, 2019, respectively.

(7)
Reflects fee waivers and/or expense reimbursements.

(8)
Reflects the rate for the Fund as a whole; not on a share class basis.

See Notes to Financial Statements.

Financial Highlights (continued)
Destinations Municipal Fixed Income Fund

For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2020), unless otherwise noted:
	Class I
	2022	2021	2020	2019	2018(1)
Net asset value, Beginning of Period	$10.38	$10.61	$10.11	$9.93	$10.00
Income (Loss) from Operations:
Net investment income(2)	0.10	0.13	0.16	0.17	0.08
Net realized and unrealized gain (loss)	(0.26)	(0.13)	0.58	0.15	(0.09)
Total Income (Loss) from Operations	(0.16)	—	0.74	0.32	(0.01)
Less Distributions From:
Net investment income	(0.13)	(0.16)	(0.20)	(0.14)	(0.05)
Net realized gain	(0.02)	(0.07)	(0.04)	—	(0.01)
Total Distributions	(0.15)	(0.23)	(0.24)	(0.14)	(0.06)
Net Asset Value, End of Period	$10.07	$10.38	$10.61	$10.11	$9.93
Total Return(3)	(1.53)%	0.00%	7.38%	3.30%	(0.14)%(4)
Net Assets, End of Period (millions)	$887	$884	$878	$862	$230
Ratios to Average Net Assets:
Gross expenses	0.93%	0.93%	0.95%	0.95%	0.97%(5)
Net expenses(6)	0.76%	0.77%	0.80%	0.80%	0.80%(5)
Net investment income(6)	0.97%	1.26%	1.56%	1.71%	0.79%(5)
Portfolio Turnover Rate(7)	41%	38%	38%	84%	69%(4)

(1)
Figures are for the period from inception of Fund (March 20, 2017) through the period ended February 28, 2018.

(2)
Per share amounts have been calculated using the average shares method.

(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)
Not annualized.

(5)
Annualized.

(6)
Reflects fee waivers and/or expense reimbursements.

(7)
Reflects the rate for the Fund as a whole; not on a share class basis.

See Notes to Financial Statements.

Financial Highlights (continued)
Destinations Municipal Fixed Income Fund

For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2020), unless otherwise noted:
	Class Z
	2022	2021	2020	2019(1)
Net asset value, Beginning of Period	$10.40	$10.64	$10.14	$10.00
Income (Loss) from Operations:
Net investment income(2)	0.12	0.15	0.18	0.13
Net realized and unrealized gain (loss)	(0.25)	(0.14)	0.57	0.11
Total Income (Loss) from Operations	(0.13)	0.01	0.75	0.24
Less Distributions From:
Net investment income	(0.15)	(0.18)	(0.21)	(0.10)
Net realized gain	(0.02)	(0.07)	(0.04)	—
Total Distributions	(0.17)	(0.25)	(0.25)	(0.10)
Net Asset Value, End of Period	$10.10	$10.40	$10.64	$10.14
Total Return(3)	(1.29)%	0.05%	7.51%	2.42%(4)
Net Assets, End of Period (millions)	$45	$26	$19	$12
Ratios to Average Net Assets:
Gross expenses	0.78%	0.78%	0.80%	0.80%(5)
Net expenses(6)	0.61%	0.62%	0.65%	0.65%(5)
Net investment income(6)	1.14%	1.40%	1.71%	1.86%(5)
Portfolio Turnover Rate(7)	41%	38%	38%	84%(4)

(1)
For the period from Class inception (July 16, 2018) through the period ended February 28, 2019.

(2)
Per share amounts have been calculated using the average shares method.

(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)
Not annualized.

(5)
Annualized.

(6)
Reflects fee waivers and/or expense reimbursements.

(7)
Reflects the rate for the Fund as a whole; not on a share class basis.

See Notes to Financial Statements.

Financial Highlights (continued)
Destinations Multi Strategy Alternatives Fund

For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2020), unless otherwise noted:
	Class I
	2022	2021	2020	2019	2018(1)
Net asset value, Beginning of Period	$10.57	$9.67	$9.76	$10.20	$10.00
Income (Loss) from Operations:
Net investment income(2)	0.10	0.14	0.37	0.40	0.27
Net realized and unrealized gain (loss)	0.03	0.91	(0.02)	(0.32)	0.13
Total Income from Operations	0.13	1.05	0.35	0.08	0.40
Less Distributions From:
Net investment income	(0.22)	(0.15)	(0.41)	(0.35)	(0.20)
Net realized gain	(0.26)	—	(0.03)	(0.17)	—
Total Distributions	(0.48)	(0.15)	(0.44)	(0.52)	(0.20)
Net Asset Value, End of Period	$10.22	$10.57	$9.67	$9.76	$10.20
Total Return(3)	1.25%	11.09%	3.76%	1.10%	3.94%(4)
Net Assets, End of Period (millions)	$1,165	$1,102	$888	$897	$909
Ratios to Average Net Assets:
Gross expenses(6)	1.75%	1.79%	1.73%	1.71%	1.73%(5)
Net expenses(6)(7)	1.31%	1.40%	1.34%	1.23%	1.25%(5)
Net investment income(7)	0.93%	1.40%	3.86%	4.01%	2.82%(5)
Portfolio Turnover Rate(8)	90%	150%	119%	109%	111%(4)

(1)
Figures are for the period from inception of Fund (March 20, 2017) through the period ended February 28, 2018.

(2)
Per share amounts have been calculated using the average shares method.

(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)
Not annualized.

(5)
Annualized.

(6)
Ratios include interest and dividend expense on short sales which represent 0.04%, 0.22%, 0.16%, 0.12% and 0.12% (annualized) for the year ended February 28, 2022, for the year ended February 28, 2021, for the year ended February 29, 2020, the year ended February 28, 2019 and the period ended February 28, 2018, respectively.

(7)
Reflects fee waivers and/or expense reimbursements.

(8)
Reflects the rate for the Fund as a whole; not on a share class basis.

See Notes to Financial Statements.

Financial Highlights (continued)
Destinations Multi Strategy Alternatives Fund

For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2020), unless otherwise noted:
	Class Z
	2022	2021	2020	2019(1)
Net asset value, Beginning of Period	$10.32	$9.44	$9.54	$10.00
Income (Loss) from Operations:
Net investment income(2)	0.11	0.14	0.35	0.31
Net realized and unrealized gain (loss)	0.03	0.91	—	(0.35)
Total Income (Loss) from Operations	0.14	1.05	0.35	(0.04)
Less Distributions From:
Net investment income	(0.24)	(0.17)	(0.42)	(0.25)
Net realized gain	(0.26)	—	(0.03)	(0.17)
Total Distributions	(0.50)	(0.17)	(0.45)	(0.42)
Net Asset Value, End of Period	$9.96	$10.32	$9.44	$9.54
Total Return(3)	1.31%	11.29%	3.87%	(0.21)(4)
Net Assets, End of Period (millions)	$108	$60	$41	$15
Ratios to Average Net Assets:
Gross expenses(6)	1.60%	1.64%	1.59%	1.56%(5)
Net expenses(6)(7)	1.16%	1.25%	1.20%	1.08%(5)
Net investment income(7)	1.10%	1.52%	3.75%	4.16%(5)
Portfolio Turnover Rate(8)	90%	150%	119%	109%(4)

(1)
For the period from Class inception (July 16, 2018) through the period ended February 28, 2019.

(2)
Per share amounts have been calculated using the average shares method.

(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)
Not annualized.

(5)
Annualized.

(6)
Ratios include interest and dividend expense on short sales which represent 0.04%, 0.22%, 0.16% and 0.20%
(annualized) for the year ended February 28, 2022, for the year ended February 28, 2021, for the year ended February 29, 2020 and the period ended February 28, 2019, respectively.

(7)
Reflects fee waivers and/or expense reimbursements.

(8)
Reflects the rate for the Fund as a whole; not on a share class basis.

See Notes to Financial Statements.

Financial Highlights (continued)
Destinations Shelter Fund

For a share of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class I
2022(1)
Net asset value, Beginning of Period	$10.00
Income (Loss) from Operations:
Net investment income(2)	0.01
Net realized and unrealized gain (loss)	(0.44)
Total Income (Loss) from Operations	(0.43)
Less Distributions From:
Net investment income	(0.01)
Total Distributions	(0.01)
Net Asset Value, End of Period	$9.56
Total Return(3)	(4.33)%(4)
Net Assets, End of Period (millions)	$123
Ratios to Average Net Assets:
Gross expenses	1.40%(5)
Net expenses(6)	1.27%(5)
Net investment income(6)	0.27%(5)
Portfolio Turnover Rate(7)	2%(4)

(1)
For the period from Class inception (October 27, 2021) through the period ended February 28, 2022.

(2)
Per share amounts have been calculated using the average shares method.

(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)
Not annualized.

(5)
Annualized.

(6)
Reflects fee waivers and/or expense reimbursements.

(7)
Reflects the rate for the Fund as a whole; not on a share class basis.

See Notes to Financial Statements.

Financial Highlights (concluded)
Destinations Shelter Fund

For a share of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class Z
2022(1)
Net asset value, Beginning of Period	$10.00
Income (Loss) from Operations:
Net investment income(2)	0.01
Net realized and unrealized gain (loss)	(0.56)
Total Income (Loss) from Operations	(0.55)
Less Distributions From:
Net investment income	(0.01)
Total Distributions	(0.01)
Net Asset Value, End of Period	$9.44
Total Return(3)	(5.51)%(4)
Net Assets, End of Period (millions)	$2
Ratios to Average Net Assets:
Gross expenses	1.22%(5)
Net expenses(6)	1.04%(5)
Net investment income(6)	0.30%(5)
Portfolio Turnover Rate(7)	2%(4)

(1)
For the period from Class inception (December 2, 2021) through the period ended February 28, 2022.

(2)
Per share amounts have been calculated using the average shares method.

(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)
Not annualized.

(5)
Annualized.

(6)
Reflects fee waivers and/or expense reimbursements.

(7)
Reflects the rate for the Fund as a whole; not on a share class basis.

See Notes to Financial Statements.

Notes to Financial Statements
February 28, 2022

1. Organization
Brinker Capital Destinations Trust (“Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust currently consists of Destinations Large Cap Equity Fund, Destinations Small-Mid Cap Equity Fund, Destinations International Equity Fund, Destinations Equity Income Fund, Destinations Core Fixed Income Fund, Destinations Low Duration Fixed Income Fund, Destinations Global Fixed Income Opportunities Fund, Destinations Municipal Fixed Income Fund, Destinations Multi Strategy Alternatives Fund and Destinations Shelter Fund (commenced operations on October 27, 2021) (individually, a “Fund” and collectively, the “Funds”). Each Fund currently offers two classes of shares designated as Class I and Class Z shares.
Brinker Capital Investments, LLC (“Brinker Capital” or the “Adviser”), serves as the investment adviser for the Funds. The Funds employ a multimanager strategy. The Adviser selects and oversees professional money managers (each a “Sub-adviser”) who are responsible for investing the assets of the Funds allocated to them.
2. Accounting Policies
The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Estimates and assumptions are required to be made by management regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. The Funds are investment companies and follow the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies.
Each class of shares represents an interest in the same portfolio of investments of each fund and has equal rights to voting, redemption, dividends and liquidation, except that each class bears different class expenses and each has exclusive voting rights with respect to matters that relate solely to that class or for which the interests of one class differ from the interests of another class. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.
3. Investment valuation
Equity securities for each Fund for which market quotations are readily available and are traded on an exchange are valued at the closing sale price or official closing price on the exchange on which such security is principally traded. In the event there are no sales that day, such securities are valued at the bid price. For equity securities that are primarily traded on foreign exchanges, these values are converted to U.S. dollars using the current exchange rates as of the close of the NewYork Stock Exchange (“NYSE”).
Futures contracts are valued at the settlement price in the market where such contracts are principally traded. Foreign currency forward contracts are valued at the current Business Day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates provided by an independent source.
Portfolio securities traded in the over-the-counter market for which market quotations are readily available are valued at the last sales price that day. In the event there are no sales that day, such securities are valued at the bid price. Investments in registered open-end management investment companies are valued at reported net asset value per share.
Securities pledged by the Funds as collateral, if any, are identified as such in the Schedules of Investments.
Debt obligations that will mature in 60 days or less are valued at amortized cost, which approximates market value. Debt obligations that will mature in more than 60 days are valued using valuations furnished by an approved third-party pricing service; such valuations are determined by the third-party pricing service based upon its analysis of a variety of factors, including transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and its analysis of various relationships between securities, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events.

Notes to Financial Statements
February 28, 2022 (continued)

3. Investment valuation (continued)
The Board of Trustees (the “Board”) has ultimate responsibility for ensuring the Funds’ investments are valued appropriately. The Board has delegated primary responsibility for determining or causing to be determined the value of the Funds’ investments (including any fair valuation) to the Adviser pursuant to valuation policies and procedures approved by the Board. When market quotations are not readily available or are determined to be unreliable, investments are valued at fair value as determined in good faith by the valuation committee established by the Adviser in accordance with such procedures under the oversight of the Board. Circumstances that may indicate that market quotations are not readily available or are unreliable include, but are not limited to, such instances when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, and before the applicable Fund calculates its Net Asset Value (“NAV”).
Each business day, the Funds use a Board-approved third-party pricing service to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE.
The Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities that segregates fair value measurements into levels (Level 1, 2, and 3). The three levels of the fair value hierarchy are as follows:
Level 1 — unadjusted quoted prices in active markets for identical securities.
Level 2 — significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Funds generally use to evaluate how to classify each major category of assets and liabilities in accordance with GAAP.
Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign bonds, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by third-party pricing service providers that use broker quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.
Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by third-party pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities and the related forward sales commitments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.
Common stocks, preferred stocks, rights, warrants, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are categorized as Level 1 of the fair value hierarchy, to the extent these securities are actively traded and valuation adjustments are not applied.
Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE close. Securities using these valuation adjustments

Notes to Financial Statements
February 28, 2022 (continued)

3. Investment valuation (continued)
are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.
Investments in registered open-end investment management companies are valued based upon the NAVs of such investments on the valuation date and are categorized as Level 1 of the fair value hierarchy.
Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.
Over-the-counter financial derivative instruments, such as forward foreign currency contracts, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by third-party pricing service providers. Depending on the product and the terms of the transaction, the value of financial derivatives can be estimated by a third-party pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.
Centrally cleared swaps listed or traded on the multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.
The Funds’ policy is to recognize transfers between levels at the end of the reporting period. In some instances, the inputs used to measure fair value might fall in different levels of the fair value hierarchy. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The following table summarizes the valuation of each Fund’s assets and liabilities using the fair value hierarchy:
	Total Fair Value at February 28, 2022	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Large Cap Equity Fund
Investments, at value
Common Stocks:
Basic Materials	$77,451,621	$77,451,621	$—	$—
Communications	1,016,010,039	1,016,010,039	—	—
Consumer Cyclical	389,799,823	348,889,462	40,910,361	—
Consumer Non-cyclical	1,257,518,953	1,257,518,953	—	—
Energy	206,378,831	206,378,831	—	—
Financial	798,928,929	796,731,766	—	2,197,163
Industrial	350,774,145	350,774,145	—	—
Technology	999,448,580	993,523,759	—	5,924,821
Utilities	89,504,233	89,504,233	—	—
Preferred Stocks	13,427,860	—	—	13,427,860

Notes to Financial Statements
February 28, 2022 (continued)

3. Investment valuation (continued)
	Total Fair Value at February 28, 2022	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Large Cap Equity Fund (continued)
Investments, at value (continued)
Short-Term Investments:
Time Deposits	$74,004,063	$—	$74,004,063	$—
Money Market Fund	23,492,013	23,492,013	—	—
Total Investments, at value	$5,296,739,090	$5,160,274,822	$114,914,424	$21,549,844
Other Financial Instruments – Liabilities
Futures Contract	$(216,234)	$(216,234)	$—	$—
Total Other Financial Instruments – Liabilities	$(216,234)	$(216,234)	$—	$—
Destinations Small-Mid Cap Equity Fund
Investments, at value
Common Stocks	$1,262,800,693	$1,262,800,693	$—	$—
Exchange Traded Funds (ETFs)	10,371,473	10,371,473	—	—
Warrant	22,992	22,992	—	—
Short-Term Investments:
Time Deposits	52,860,479	—	52,860,479	—
Money Market Fund	37,322,114	37,322,114	—	—
Total Investments, at value	$1,363,377,751	$1,310,517,272	$52,860,479	$—
Destinations International Equity Fund
Investments, at value
Common Stocks:
Australia	$16,941,669	$—	$16,941,669	$—
Austria	1,696,862	—	1,696,862	—
Bermuda	2,014,851	—	2,014,851	—
Brazil	43,318,767	9,628,795	33,689,972	—
Canada	89,919,030	89,919,030	—	—
China	199,542,156	50,182,991	148,701,084	658,081
Colombia	14,718,629	14,718,629	—	—
Cyprus	225,351	—	—	225,351
Denmark	19,701,820	—	19,701,820	—
Egypt	5,147,662	5,147,662	—	—
Finland	15,664,906	—	15,664,906	—
France	239,283,059	—	239,283,059	—
Germany	149,300,015	—	149,300,015	—
Greece	3,590,048	—	3,590,048	—
Hong Kong	82,219,992	—	82,219,992	—
Hungary	3,241,182	—	3,241,182	—
India	162,327,556	—	162,327,556	—
Indonesia	28,233,387	—	28,233,387	—
Ireland	29,024,102	6,257,734	22,766,368	—
Israel	9,462,668	1,318,585	8,144,083	—
Italy	43,005,415	1,644,499	41,360,916	—
Japan	390,334,702	—	390,334,702	—
Jersey, Channel Islands	10,865,980	—	10,865,980	—
Malaysia	2,359,003	—	2,359,003	—
Mexico	36,799,689	36,799,689	—	—
Netherlands	76,598,199	3,580,150	73,018,049	—
Norway	14,920,889	—	14,920,889	—

Notes to Financial Statements
February 28, 2022 (continued)

3. Investment valuation (continued)
	Total Fair Value at February 28, 2022	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations International Equity Fund (continued)
Investments, at value (continued)
Common Stocks: (continued)
Peru	$4,015,990	$4,015,990	$—	$—
Philippines	9,911,506	—	9,911,506	—
Poland	6,960,175	—	6,960,175	—
Portugal	11,044,853	—	11,044,853	—
Russia	4,599,299	—	—	4,599,299
Singapore	34,638,336	—	34,638,336	—
South Africa	14,894,995	3,539,111	11,355,884	—
South Korea	79,434,849	—	79,434,849	—
Spain	12,212,064	—	12,212,064	—
Sweden	32,423,804	655,914	31,767,890	—
Switzerland	164,373,324	—	164,373,324	—
Taiwan	93,162,764	40,476,318	52,686,446	—
Thailand	11,532,047	—	11,532,047	—
United Arab Emirates	3,369,505	—	3,369,505	—
United Kingdom	320,561,019	10,145,165	310,411,699	4,155
United States	65,128,586	63,642,531	—	1,486,055
Exchange Traded Fund (ETF)	25,029,712	25,029,712	—	—
Warrants:
Switzerland	85,159	85,159	—	—
United States	402	—	—	402
Right	14,815	—	—	14,815
Preferred Stocks	43,680	—	—	43,680
Short-Term Investments:
Time Deposits	77,629,220	—	77,629,220	—
U.S. Government Agency	10,410,000	—	10,410,000	—
Money Market Fund	27,311,506	27,311,506	—	—
Total Investments, at value	$2,699,245,199	$394,099,170	$2,298,114,191	$7,031,838
Other Financial Instruments – Liabilites
Option Contracts Written	$(1,839)	$—	$(1,839)	$—
Total Other Financial Instruments – Liabilities	$(1,839)	$—	$(1,839)	$—
Destinations Equity Income Fund
Investments, at value
Common Stocks:
Basic Materials	$20,892,000	$13,574,374	$7,317,626	$—
Communications	41,493,073	23,950,348	17,542,725	—
Consumer Cyclical	28,687,140	22,024,606	6,662,534	—
Consumer Non-cyclical	110,457,600	89,724,795	20,732,805	—
Energy	54,647,311	35,767,164	18,880,147	—
Financial	88,187,705	65,180,612	23,007,093	—
Industrial	31,388,898	15,304,298	16,084,600	—
Technology	20,808,092	14,250,653	6,557,439	—
Utilities	49,694,081	41,081,710	8,612,371	—
Exchange Traded Funds (ETFs)	49,503,479	49,503,479	—	—
Convertible Preferred Stocks	6,241,857	6,241,857	—	—

Notes to Financial Statements
February 28, 2022 (continued)

3. Investment valuation (continued)
	Total Fair Value at February 28, 2022	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Equity Income Fund (continued)
Investments, at value (continued)
Short-Term Investments:
Time Deposits	$10,378,423	$—	$10,378,423	$—
Money Market Fund	3,345,980	3,345,980	—	—
Total Investments, at value	$515,725,639	$379,949,876	$135,775,763	$—
Destinations Core Fixed Income Fund
Investments, at value
Corporate Bonds & Notes	$560,560,815	$—	$560,560,815	$—
Collateralized Mortgage Obligations	541,564,801	—	541,564,801	—
U.S. Government Agencies & Obligations	499,388,219	—	499,388,219	—
Mortgage-Backed Securities	444,634,072	—	444,634,072	—
Asset-Backed Securities	212,447,883	—	212,447,883	—
Sovereign Bonds	29,172,295	—	29,172,295	—
Senior Loans	27,458,449	—	27,458,449	—
Municipal Bonds	1,877,449	—	1,877,449	—
Common Stocks:
Communications	34,952	—	34,952	—
Diversified	29,298	—	29,298	—
Energy	58,495	58,495	—	—
Industrial	2,010	—	2,010	—
Utilities	96	—	96	—
Rights	—	—	—*	—
Short-Term Investments:
Time Deposits	65,598,229	—	65,598,229	—
U.S. Government Obligation	2,499,245	—	2,499,245	—
Total Investments, at value	$2,385,326,308	$58,495	$2,385,267,813	$—
Other Financial Instruments – Assets
Futures Contracts	$341,042	$341,042	$—	$—
Total Other Financial Instruments – Assets	$341,042	$341,042	$—	$—
Other Financial Instruments – Liabilities
Forward Sale Commitments	$(3,530,386)	$—	$(3,530,386)	$—
Futures Contracts	(842,237)	(842,237)	—	—
Total Other Financial Instruments – Liabilities	$(4,372,623)	$(842,237)	$(3,530,386)	$—
Destinations Low Duration Fixed Income Fund
Investments, at value
Corporate Bonds & Notes:
Basic Materials	$13,563,871	$—	$13,563,871	$—
Communications	68,023,589	—	68,023,589	—
Consumer Cyclical	36,716,330	—	36,716,330	—
Consumer Non-cyclical	58,864,659	—	48,563,742	10,300,917
Diversified	4,743,585	—	4,743,585	—
Energy	10,627,408	—	10,627,408	—
Financial	17,476,559	—	17,476,559	—
Government	190,050	—	190,050	—
Industrial	32,154,955	—	32,154,955	—
Insurance	2,223,618	—	2,223,618	—
Media	9,579,500	—	—	9,579,500
Technology	19,920,802	—	17,447,287	2,473,515

Notes to Financial Statements
February 28, 2022 (continued)

3. Investment valuation (continued)
	Total Fair Value at February 28, 2022	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Low Duration Fixed Income Fund (continued)
Investments, at value (continued)
Utilities	$15,896,051	$—	$15,896,051	$—
Senior Loans	72,865,554	—	57,386,531	15,479,023
Asset-Backed Securities	30,260,506	—	30,260,506	—
Collateralized Mortgage Obligations	22,574,531	—	22,574,531	—
U.S. Government Agencies & Obligations	12,816,349	—	12,816,349	—
Sovereign Bonds	1,661,761	—	1,661,761	—
Common Stocks:
Consumer Non-cyclical	78,709	78,709	—	—
Diversified	54,574,283	53,221,902	—	1,352,381
Energy	142,005	—	—	142,005
Financial	11,800	—	—	11,800
Exchange Traded Fund (ETF)	33,897,919	33,897,919	—	—
Warrants:
Diversified	201,857	189,460	—	12,397
Trade Claim	9,468,300	—	—	9,468,300
Short-Term Investments:
Commercial Papers	9,506,668	—	9,506,668	—
Time Deposits	95,138,042	—	95,138,042	—
Money Market Fund	2,977,241	2,977,241	—	—
Total Investments, at value	$636,156,502	$90,365,231	$496,971,433	$48,819,838**
Other Financial Instruments – Assets
Forward Foreign Currency Contracts	$969,583	$—	$969,583	$—
Total Other Financial Instruments – Assets	$969,583	$—	$969,583	$—
Other Financial Instruments – Liabilities
Forward Foreign Currency Contracts	$(16,257)	$—	$(16,257)	$—
Total Other Financial Instruments – Liabilities	$(16,257)	$—	$(16,257)	$—
Destinations Global Fixed Income Opportunities Fund
Investments, at value
Corporate Bonds &Notes:
Australia	$1,384,994	$—	$1,384,994	$—
Bermuda	5,927,536	—	5,927,536	—
Brazil	12,365,650	—	12,365,650	—
British Virgin Islands	508,228	—	508,228	—
Canada	44,160,739	—	44,160,739	—
Cayman Islands	33,175,733	—	33,175,733	—
Chile	30,250,305	—	30,250,305	—
Colombia	16,126,449	—	16,126,449	—
Denmark	877,018	—	877,018	—
Dominican Republic	1,124,761	—	1,124,761	—
France	2,192,171	—	2,192,171	—
Germany	8,027,553	—	8,027,553	—
Hong Kong	479,220	—	479,220	—
India	4,318,590	—	4,318,590	—
Indonesia	3,170,847	—	3,170,847	—
Italy	13,150,362	—	13,150,362	—
Jersey, Channel Islands	7,039,438	—	7,039,438	—
Luxembourg	1,519,875	—	1,519,875	—
Malaysia	16,019,495	—	16,019,495	—

Notes to Financial Statements
February 28, 2022 (continued)

3. Investment valuation (continued)
	Total Fair Value at February 28, 2022	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Global Fixed Income Opportunities Fund (continued)
Investments, at value (continued)
Mexico	$5,255,186	$—	$5,255,186	$—
Multinational	5,387,513	—	5,387,513	—
Netherlands	9,624,993	—	9,624,993	—
Norway	14,165,509	—	14,165,509	—
Panama	5,433,854	—	5,433,854	—
Paraguay	892,535	—	892,535	—
Peru	21,005,877	—	21,005,877	—
Portugal	—	—	—	—*
Qatar	6,178,900	—	6,178,900	—
Saudi Arabia	797,480	—	797,480	—
Singapore	37,452,039	—	37,452,039	—
South Korea	30,385,544	—	30,385,544	—
Spain	569,100	—	569,100	—
Sweden	1,307,722	—	1,307,722	—
Switzerland	3,040,411	—	3,040,411	—
Thailand	1,820,783	—	1,820,783	—
United Kingdom	7,234,741	—	7,234,741	—
United States	153,610,145	—	137,311,315	16,298,830
Sovereign Bonds	71,171,443	—	71,171,443	—
Senior Loans	57,354,230	—	54,512,124	2,842,106
Asset-Backed Securities	1,066,627	—	1,066,627	—
Common Stocks:
Canada	1,761,466	217,963	—	1,543,503
Cayman Islands	518,132	518,132	—	—
Hong Kong	311,361	311,361	—	—
India	334,960	334,960	—	—
Israel	3,773,076	472,143	3,300,933	—
United States	49,487,091	46,164,796	—	3,322,295
Preferred Stocks:
Bermuda	1,930,313	1,930,313	—	—
United Kingdom	2,768,172	2,768,172	—	—
United States	13,523,450	12,608,500	914,950	—
Exchange Traded Funds (ETFs)	26,215,012	26,215,012	—	—
Warrants:
Bermuda	—	—	—	—*
Brazil	—	—	—	—*
Cayman Islands	6,397	6,397	—	—
Israel	—	—	—	—*
United States	138,530	138,530	—	—
Trade Claim	8,963,100	—	—	8,963,100
Short-Term Investments:
Time Deposits	46,801,065	—	46,801,065	—
Money Market Fund	1,290,964	1,290,964	—	—
Total Investments, at value	$793,396,685	$92,977,243	$667,449,608	$32,969,834**
Other Financial Instruments – Asset
Forward Foreign Currency Contracts	$695,415	$—	$695,415	$—
Total Other Financial Instruments – Assets	$695,415	$—	$695,415	$—

Notes to Financial Statements
February 28, 2022 (continued)

3. Investment valuation (continued)
	Total Fair Value at February 28, 2022	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Global Fixed Income Opportunities Fund (continued)
Other Financial Instruments – Liabilities
Options Contracts Written	$(342,354)	$(342,354)	$—	$—
Forward Foreign Currency Contract	(5,675)	—	(5,675)	—
Securities Sold Short
Corporate Bonds & Notes	$(2,343,505)	$—	$(2,343,505)	$—
Common Stocks	(2,465,712)	(2,465,712)	—	—
Exchange Traded Fund (ETF)	(26,215,012)	(26,215,012)	—	—
Total Other Financial Instruments – Liabilities	$(31,372,258)	$(29,023,078)	$(2,349,180)	$—
Destinations Municipal Fixed Income Fund
Investments, at value
Municipal Bonds	$812,984,359	$—	$812,984,359	$—
Short-Term Investments:
Municipal Bonds	37,686,320	—	37,686,320	—
Time Deposits	75,959,930	—	75,959,930	—
Total Investments, at value	$926,630,609	$—	$926,630,609	$—
Destinations Multi Strategy Alternatives Fund
Investments, at value
Collateralized Mortgage Obligations	$324,638,268	$—	$324,638,268	$—
Corporate Bonds & Notes	126,688,077	—	126,688,077	—
Asset-Backed Securities	115,645,384	—	115,645,384	—
Common Stocks	349,482,448	349,482,448	—	—
Open-End Funds	240,101,655	240,101,655	—	—
Preferred Stocks	18,389,751	18,389,751	—	—
Warrants	2,131,587	2,131,587	—	—
Equity Linked Notes	18,563,299	18,563,299	—	—
Purchased Swaption	2,427,559	—	2,427,559	—
Short-Term Investments:
Time Deposits	60,407,705	—	60,407,705	—
Money Market Fund	10,098,320	10,098,320	—	—
Total Investments, at value	$1,268,574,053	$638,767,060	$629,806,993	$—
Other Financial Instruments – Assets
OTC Credit Default Swaps	$1,369,431	$—	$1,369,431	$—
Total Other Financial Instruments – Assets	$1,369,431	$—	$1,369,431	$—
Other Financial Instruments – Liabilities
OTC Credit Default Swaps	$(2,134,518)	$—	$(2,134,518)	$—
Swaption Contracts Written	(667,017)	—	(667,017)	—
OTC Total Return Swaps	(275,683)	—	(275,683)	—
Securities Sold Short:
Exchange Traded Funds (ETFs)	(129,450,491)	(129,450,491)	—	—
Corporate Bond & Note	(4,839,435)	—	(4,839,435)	—
Total Other Financial Instruments – Liabilities	$(137,367,144)	$(129,450,491)	$(7,916,653)	$—

Notes to Financial Statements
February 28, 2022 (continued)

3. Investment valuation (continued)
	Total Fair Value at February 28, 2022	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Shelter Fund
Investments, at value
Common Stocks	$121,234,818	$121,234,818	$—	$—
Purchased Options	4,334,920	—	4,334,920	—
Short-Term Investments:
Time Deposit	1,469,202	—	1,469,202	—
Total Investments, at value	$127,038,940	$121,234,818	$5,804,122	$—
Other Financial Instruments – Liabilities
Options Contracts Written	$(1,420,730)	$(443,440)	$(977,290)	$—
Total Other Financial Instruments – Liabilities	$(1,420,730)	$(443,440)	$(977,290)	$—

*
Includes securities that are fair valued by the Board at $0.

**
The following table summarizes the valuation technique used and unobservable input approved by the Valuation Committee to determine the fair value of certain, material Level 3 investments.

	Fair Value at February 28, 2022	Valuation Technique	Unobservable Input	Range	Weighted Average	Impact
Destinations Low Duration Fixed Income Fund
Senior Loans	$15,479,023	Prior Transaction Analysis	Transaction Price	99.94 – 100	99.98	Increase
Common Stock	$1,518,583	Prior Transaction Analysis	Transaction Price	0.19 – 45.50	12.87	Increase
Corporate Bond	$22,353,932	Prior Transaction Analysis	Transaction Price	97.75 – 100	99.02	Increase
Trade Claim	$9,468,300	Prior Transaction Analysis	Transaction Price	90	90	Increase
Total	$48,819,838
Destinations Global Fixed Income Opportunities Fund
Senior Loans	$2,842,106	Prior Transaction Analysis	Transaction Price	100	100	Increase
Common Stock	$2,263,798	Prior Transaction Analysis	Transaction Price	0.30 – 49.80	13.10	Increase
Common Stock	$2,602,000	Market Comparables	Enterprise Value/EBITDA multiple	3.54x	3.54x	Increase
Corporate Bond	$16,298,830	Prior Transaction Analysis	Transaction Price	97.75 – 100	98.72	Increase
Trade Claim	$8,963,100	Prior Transaction Analysis	Transaction Price	90	90	Increase
Total	$32,969,834
The level classification by major category of investments is the same as the category presentation in the Schedules of Investments.
The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value during the period February 28, 2021 through February 28, 2022:
	Total	Common Stocks	Corporate Bonds & Notes	Preferred Stocks	Senior Loans	Warrants	Municipal Bonds	Rights	Trade Claim
Destinations Large Cap Equity Fund
Balance as of February 28, 2021	$43,495,464	$6,277,755	$—	$37,217,709	$—	$—	$—	$—	$—
Purchases	7,508,960	2,820,201	—	4,688,759	—	—	—	—	—
(Sales/Paydowns)	(13,545,084)	(832,143)	—	(12,712,941)	—	—	—	—	—

Notes to Financial Statements
February 28, 2022 (continued)

3. Investment valuation (continued)
	Total	Common Stocks	Corporate Bonds & Notes	Preferred Stocks	Senior Loans	Warrants	Municipal Bonds	Rights	Trade Claim
Destinations Large Cap Equity Fund (continued)
Total realized gain (loss)	$(486)	$(486)	$—	$—	$—	$—	$—	$—	$—
Change in unrealized appreciation (depreciation)	(15,909,010)	(143,343)	—	(15,765,667)	—	—	—	—	—
Transfers In	—	—	—	—	—	—	—	—	—
Transfers Out	—	—	—	—	—	—	—	—	—
Balance as of February 28, 2022	$21,549,844	$8,121,984	$—	$13,427,860	$—	$—	$—	$—	$—
Change in unrealized appreciation (depreciation) from Investments held as of February 28, 2022	$616,564	$165,097	$—	$451,467	$—	$—	$—	$—	$—
Destinations International Equity Fund
Balance as of February 28, 2021	$1,907,550	$240,700	$—	$1,666,850	$—	$—	$—	$—	$—
Purchases	11,920,813	11,866,261	—	54,552	—	—	—	—	—
(Sales/Paydowns)	(4,463,482)	(3,669,888)	—	(793,594)	—	—	—	—	—
Total realized gain (loss)	362,184	362,184	—	—	—	—	—	—	—
Change in unrealized appreciation (depreciation)	(7,061,925)	(6,193,014)	—	(884,128)	—	402	—	14,815	—
Transfers In	4,366,698	4,366,698	—	—	—	—	—	—	—
Transfers Out	—	—	—	—	—	—	—	—	—
Balance as of February 28, 2022	$7,031,838	$6,972,941	$—	$43,680	$—	$402	$—	$14,815	—
Change in unrealized appreciation (depreciation) from Investments held as of February 28, 2022	$(5,970,800)	$(5,975,145)	$—	$(10,872)	$—	$402	$—	$14,815	$—
Destinations Low Duration Fixed Income Fund
Balance as of February 28, 2021	$15,677,082	$201,059	$—	$—	$15,476,023	$—	$—	$—	$—
Purchases	53,893,028	1,344,126	29,696,000	—	11,256,029	9,888	—	—	11,586,984
(Sales/Paydowns)	(20,597,833)	(332,050)	(7,119,000)	—	(11,113,549)	—	—	—	(2,033,233)
Total realized gain (loss)	(66,418)	(63,610)	—	—	—	—	—	—	(2,808)
Change in unrealized appreciation (depreciation)	(228,027)	214,655	(223,068)	—	(139,480)	2,509	—	—	(82,643)
Transfers In	142,006	142,006	—	—	—	—	—	—	—
Transfers Out	—	—	—	—	—	—	—	—	—
Balance as of February 28, 2022	$48,819,838	$1,506,186	$22,353,932	$—	$15,479,023	$12,397	$—	$—	$9,468,300
Change in unrealized appreciation (depreciation) from Investments held as of February 28, 2022	$(422,628)	$20,054	$(223,068)	$—	$(139,480)	$2,509	$—	$—	$(82,643)

Notes to Financial Statements
February 28, 2022 (continued)

3. Investment valuation (continued)
	Total	Common Stocks	Corporate Bonds & Notes	Preferred Stocks	Senior Loans	Warrants		Municipal Bonds		Rights	Trade Claim
Destinations Global Fixed Income Opportunities Fund
Balance as of February 28, 2021	$20,689,967*	$3,686,882*	$2,996*	$—	$17,000,089*	$	—*	$	—*	$—	$—
Purchases	44,578,341	9,462,924	24,710,000	—	1,352,162		—		—	—	9,053,255
(Sales/Paydowns)	(42,455,820)	(18,716,863)	(8,197,509)	—	(15,531,448)		—		—	—	—
Total realized gain (loss)	5,050,857	5,050,857	—	—	—		—		—	—	—
Change in unrealized appreciation (depreciation)	1,280,011	1,566,850	(217,987)	—	21,303		—		—	—	(90,155)
Transfers In	3,816,478	3,815,148	1,330	—	—		—		—	—	—
Transfers Out	—	—	—	—	—		—		—	—	—
Balance as of February 28, 2022	$32,969,834	$4,865,798	$16,298,830	$—	$2,842,106	$	—*		$—	$—	$8,963,100
Change in unrealized appreciation (depreciation) from Investments held as of February 28, 2022	$730,670	$1,017,509	$(217,987)	$—	$21,303		$—		$—	$—	$(90,155)
Destinations Multi Strategy Alternatives Fund
Balance as of February 28, 2021	$2,311,250	$—	$—	$2,311,250	$—		$—		$—	$—	$—
Purchases	—	—	—	—	—		—		—	—	—
(Sales/Paydowns)	(2,311,250)	—	—	(2,311,250)	—		—		—	—	—
Total realized gain (loss)	—	—	—	—	—		—		—	—	—
Change in unrealized appreciation (depreciation)	—	—	—	—	—		—		—	—	—
Transfers In	—	—	—	—	—		—		—	—	—
Transfers Out	—	—	—	—	—		—		—	—	—
Balance as of February 28, 2022	$—	$—	$—	$—	$—		$—		$—	$—	$—
Change in unrealized appreciation (depreciation) from Investments held as of February 28, 2022	$—	$—	$—	$—	$—		$—		$—	$—	$—

*
Includes securities that are fair valued at $0

4. Accounting for Derivative Instruments
Certain Funds may use derivative instruments including futures, options, forward foreign currency contracts, swaptions and swap contracts as part of their investment strategies. All open derivative positions at period end for each Fund are disclosed in the Fund’s

Notes to Financial Statements
February 28, 2022 (continued)

4. Accounting for Derivative Instruments (continued)
Schedule of Investments. The following is a description of these derivative instruments, including the primary underlying risk exposures related to each instrument type:
(a)
Futures Contracts. Certain Funds may enter into futures contracts, to the extent permitted by their investment policies and objectives, for bonafide hedging and other permissible risk management purposes including protecting against anticipated changes in the value of securities a Fund intends to purchase. Upon entering into a futures contract, a Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated as collateral up to the current market value of the futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund, depending on the fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the variation margin. When futures contracts are closed, a realized gain or loss is recognized which is equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in futures contracts involves the risk that the Fund could lose more than the original margin deposit due to subsequent payments that may be required for a futures transaction.
(b)
Options Written. Certain Funds may write options to manage exposure to certain changes in the market. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the premium received is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. When a written put option is exercised, the amount of the premium received reduces the cost of the security purchased by the Fund.

When writing a covered call option, a Fund may forego the opportunity of profit if the market price of the underlying security increases more than the premium received and the option is exercised. When writing a put option, a Fund may incur a loss if the market price of the underlying security decreases more than the premium received and the option is exercised. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(c)
Purchased Options. Certain Funds may purchase options to manage exposure to certain changes in the market. A Fund will normally purchase call options in anticipation of an increase in the market value of securities of the type in which they may invest, an amount equal to the value is recorded as an asset. The purchase of a call option will entitle a Fund, in return for the premium paid, to purchase specified securities at a specified price during the option period. A Fund will ordinarily realize a gain if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise, the Fund will realize a loss equal to the amount of the premium paid on the purchase of the call option.

A Fund will normally purchase put options in anticipation of a decline in the market value of securities in its portfolio (“protective puts”) or in securities in which it may invest. The purchase of a put option will entitle the Fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Fund’s securities. Put options may also be purchased by a Fund for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own.
The Fund will ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to more than cover the premium and transaction costs; otherwise the Fund will realize a loss equal to the amount of the premium paid on the purchase of the put option. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of the underlying portfolio securities.
(d)
Forward Foreign Currency Contracts. Certain Funds may enter into forward foreign currency contracts to hedge against foreign currency exchange rate risk on their non-U.S. dollar denominated securities or to facilitate settlement of foreign currency denominated portfolio transactions. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or

Notes to Financial Statements
February 28, 2022 (continued)

4. Accounting for Derivative Instruments (continued)
offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.
Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.
(e)
Swaptions. Swaptions contracts entered into by the Funds typically represent an option that gives the purchaser the right, but not the obligation, to enter into a swap contract on a future date. Certain Funds may purchase swaptions to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Changes in the value of purchased swaptions are reported as net change in unrealized appreciation or depreciation on the Statements of Operations and Changes in Net Assets Gain or loss is recognized when the swaptions contract expires or is closed as net realized gain or loss on the Statements of Operations and changes in Net Assets. Details of purchased swaptions contracts held at period end are included on the Fund’s Schedule of Investments under the caption “Purchased Options”.

Certain Funds may write swaption contracts to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Swaption contracts written by a Fund represent an option that obligates the writer upon exercise by the purchaser, to enter into a previously agreed upon swap contract on a future date. If a written call swaption is exercised, the writer will enter into a swap and is obligated to pay the fixed rate and receive a floating rate in exchange. If a written put swaption is exercised, the writer will enter a swap and is obligated to pay the floating rate and receive a fixed rate in exchange.
When a Fund writes a swaption, the premium received is recorded as a liability in the Statements of Assets and Liabilities and is subsequently adjusted to the current market value of the swaption. Changes in the value of the swaption are reported as unrealized gains or losses in the Statements of Operations. A gain or loss is recognized when the swaption contract expires or is closed. Premiums received from writing swaptions that expire or are exercised are treated by the Fund as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction is also treated as a realized gain or, if the premium received is less than the amount paid for the closing purchase, as a realized loss.
Entering into a swaption contract involves, to varying degrees, the elements of credit, market and interest rate risk, associated with both option contracts and swap contracts. To reduce credit risk from potential counterparty default, a Fund only enters into swaption contracts with counterparties that meet certain standards of creditworthiness. A Fund bears the market risk arising from any change in index values or interest rates.
(f)
Swap Contracts. Swaps involve the exchange by a Fund with another party of the respective amounts payable with respect to a notional principal amount related to one or more indices. Certain Funds may enter into these transactions to preserve a return or spread on a particular investment or portion of its assets, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Certain Funds may also use these transactions for speculative purposes, such as to obtain the price performance of a security without actually purchasing the security in circumstances where, for example, the subject security is illiquid, is unavailable for direct investment or available only on less attractive terms.

Swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as change in unrealized appreciation or depreciation in the Statements of Operations. Net receipts or payments of interest are recorded as realized gains or losses, respectively. Gains and losses are realized upon termination of a swap contract. An upfront payment received by the Fund is recorded as a liability on the Fund’s books. An upfront payment made by the Fund is recorded as an asset on the Fund’s books. Any upfront payments paid or received upon entering a swap contract to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as a realized gain or loss at the termination of the swap. Swaps have risks associated with them, including possible default by the counterparty to the transaction, illiquidity and, where swaps are used as hedges, the risk that the use of a swap could result in losses greater than if the swap had not been employed. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Notes to Financial Statements
February 28, 2022 (continued)

4. Accounting for Derivative Instruments (continued)
i.
Credit Default Swaps. Certain Funds may enter into credit default swap contracts for investment purposes, to manage their credit risk or to add leverage. As a seller in a credit default swap contract, a Fund is required to pay the notional or other agreed-upon value to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund keeps the stream of payments and has no payment obligations. Such periodic payments are accrued daily and accounted for as realized gains.

Certain Funds may also purchase credit default swap contracts in order to hedge against the risk of default by debt securities held in their portfolios. In these cases a Fund functions as the counterparty referenced in the preceding paragraph. As a purchaser of a credit default swap contract, the Fund receives the notional or other agreed upon value from the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund makes periodic payments to the counterparty over the term of the contract provided no event of default has occurred. Such periodic payments are accrued daily and accounted for as realized losses.
For a credit default swap sold by a Fund, payment of the agreed upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation received. For a credit default swap purchased by a Fund, the agreed upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.
Entering into credit default swaps involves, to varying degrees, elements of credit and market risk in excess of the related amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there will be unfavorable changes in net interest rates. As privately negotiated transactions, swaps may involve risk, which is the risk that the swap contracts fail to contemplate a particular outcome or that the parties disagree about the proper interpretation of a transaction term.
ii.
Interest Rate Swaps. Certain Funds may enter into interest rate swaps for investment purposes to manage exposure to fluctuations in interest rates or to add leverage. Interest rate swaps represent an agreement between two counterparties to exchange cash flows based on the difference in the fixed interest rate and the floating interest rate, applied to the notional principal amount for a specified period. The payment flows are usually netted against each other, with the difference being paid by one party to the other. Once the payments are settled in cash, the net amount is recorded as realized gain or loss from swap contracts on the Statements of Operations. The Funds settle accrued net receivable or payable under the swap contracts on a periodic basis.

The primary risk associated with interest rate swaps is that unfavorable changes in interest rates could adversely impact a Fund.
iii.
Cross-Currency Swaps. Certain Funds may enter into cross-currency swaps to gain or mitigate exposure to currency risk. Cross-currency swaps involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specific exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

iv.
Total Return Swaps. Certain Funds may enter into total return swaps to gain exposure and benefit from reference asset (single asset, or a basket of assets) without actually having to own it. Total return swaps are agreements where the total return of a reference asset is paid in exchange for periodic cash flows, either fixed or variable, and typically a floating rate such as LIBOR +/- a basis point spread. The deal is structured such that the total return (asset income plus capital

Notes to Financial Statements
February 28, 2022 (continued)

4. Accounting for Derivative Instruments (continued)
appreciation/depreciation) is exchanged, in the cash flows. Periodic payments received or made by the Fund are recorded as realized gain or loss from swap contracts on the Statement of Operations.
v.
Variance Swaps. Certain Funds may enter into variance swaps to hedge equity market risk or adjust exposure to the equity markets. Variance swaps are contracts in which two parties agree to exchange cash payments based on the difference between the stated level of variance and the actual variance realized on underlying asset(s) or index(es). Actual “variance” as used here is defined as the sum of the square of the returns on the reference asset(s) or index(es) (which in effect is a measure of its “volatility”) over the length of the contract term. So the parties to a variance swap can be said to exchange actual volatility for a contractually stated rate of volatility.

The following is a summary of the fair valuations of the Funds’ derivative instruments categorized by risk exposure at February 28, 2022:
Destinations Large Cap Equity Fund
Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of February 28, 2022
Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Liability derivatives(a)
Unrealized depreciation on open futures contracts	$—	$—	$—	$216,234	$216,234
	$—	$—	$—	$216,234	$216,234
Effect of Derivative Instruments on the Statements of Operations of February 28, 2022
Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives recognized in income(b)
Net realized gain (loss) on futures contracts	$—	$—	$—	$1,243,790	$1,243,790
	$—	$—	$—	$1,243,790	$1,243,790
Change in unrealized appreciation (depreciation) on derivatives recognized in income(c)
Net change in unrealized appreciation (depreciation) on futures contracts	$—	$—	$—	$(391,794)	$(391,794)
	$—	$—	$—	$(391,794)	$(391,794)
Destinations International Equity Fund
Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of February 28, 2022
Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Liability derivatives
Options contracts written outstanding(d)	$—	$—	$—	$1,839	$1,839
	$—	$—	$—	$1,839	$1,839

Notes to Financial Statements
February 28, 2022 (continued)

4. Accounting for Derivative Instruments (continued)
Effect of Derivative Instruments on the Statements of Operations of February 28, 2022
Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives recognized in income(b)
Net realized gain (loss) on options contracts written	$—	$—	$—	$80,410	$80,410
Net realized gain (loss) on forward foreign currency contracts	—	789,064	—	—	789,064
	$—	$789,064	$—	$80,410	$869,474
Change in unrealized appreciation (depreciation) on derivatives recognized in income(c)
Net change in unrealized appreciation (depreciation) on options contracts written	$—	$—	$—	$5,304	$5,304
Net change in unrealized appreciation (depreciation) on forward foreign currency contracts	—	(142,993)	—	—	(142,993)
	$—	$(142,993)	$—	$5,304	$(137,689)
Destinations Core Fixed Income Fund
Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of February 28, 2022
Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Asset derivatives(a)
Unrealized appreciation on open futures contracts	$341,042	$—	$—	$—	$341,042
	$341,042	$—	$—	$—	$341,042
Liability derivatives(a)
Unrealized depreciation on open futures contracts	$842,237	$—	$—	$—	$842,237
	842,237	$—	$—	$—	$842,237
Effect of Derivative Instruments on the Statements of Operations as of February 28, 2022
Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives recognized in income(b)
Net realized gain (loss) on swap contracts	$—	$—	$9,148	$—	$9,148
Net realized gain (loss) on futures contracts	2,946,689	—	—	—	2,946,689
	$2,946,689	$—	$9,148	$—	$2,955,837
Change in unrealized appreciation (depreciation) on derivatives recognized in income(c)
Net change in unrealized appreciation (depreciation) on futures contracts	$(501,195)	$—	$—	$—	$(501,195)
	$(501,195)	$—	$—	$—	$(501,195)

Notes to Financial Statements
February 28, 2022 (continued)

4. Accounting for Derivative Instruments (continued)
Destinations Low Duration Fixed Income Fund
Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of February 28, 2022
Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Asset derivatives(e)
Unrealized appreciation on forward foreign currency contracts	$—	$969,583	$—	$—	$969,583
	$—	$969,583	$—	$—	$969,583
Liability derivatives(f)
Unrealized depreciation on forward foreign currency contracts	$—	$16,257	$—	$—	$16,257
	$—	$16,257	$—	$—	$16,257
Effect of Derivative Instruments on the Statements of Operations of Assets and Liabilities as of February 28, 2022
Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives recognized in income(b)
Net realized gain (loss) on forward foreign currency contracts	$—	$3,099,374	$—	$—	$3,099,374
	$—	$3,099,374	$—	$—	$3,099,374
Change in unrealized appreciation (depreciation) on derivatives recognized in income(c)
Net change in unrealized appreciation (depreciation) on forward foreign currency contracts	$—	$693,218	$—	$—	$693,218
	$—	$693,218	$—	$—	$693,218
Destinations Global Fixed Income Opportunities Fund
Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of February 28, 2022
Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Asset derivatives
Unrealized appreciation on forward foreign currency contracts(e)	$—	$695,415	$—	$—	$695,415
	$—	$695,415	$—	$—	$695,415
Liability derivatives
Options contracts written outstanding(d)	$161,292	$—	$—	$181,062	$342,354
Unrealized depreciation on forward foreign currency contracts(f)	—	5,675	—	—	5,675
	$161,292	$5,675	$—	$181,062	$348,029

Notes to Financial Statements
February 28, 2022 (continued)

4. Accounting for Derivative Instruments (continued)
Effect of Derivative Instruments on the Statements of Operations of February 28, 2022
Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives recognized in income(b)
Net realized gain (loss) on options contracts written	$—	$—	$—	$2,141,258	$2,141,258
Net realized gain (loss) on forward foreign currency contracts	—	1,888,307	—	—	1,888,307
	$—	$1,888,307	$—	$2,141,258	$4,029,565
Change in unrealized appreciation (depreciation) on derivatives recognized in income(c)
Net change in unrealized appreciation (depreciation) on options contracts written	$—	$—	$—	$(117,916)	$(117,916)
Net change in unrealized appreciation (depreciation) on forward foreign currency contracts	—	384,807	—	—	384,807
	$—	$384,807	$—	$(117,916)	$266,891
Destinations Multi Strategy Alternatives Fund
Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of February 28, 2022
Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Asset derivatives
Unrealized appreciation on swap contracts(g)	$—	$—	$1,369,431	$—	$1,369,431
Interest rate purchased swaption contracts (h)	2,427,559	—	—	—	2,427,559
Liability derivatives	$2,427,559	$—	$1,369,431	$—	$3,796,990
Unrealized depreciation on swap contracts(i)	$—	$—	$2,134,518	$275,683	$2,410,201
Interest rate swaptions contracts written(d)	667,017	—	—	—	667,017
	$667,017	$—	$2,134,518	$275,683	$3,077,218
Effect of Derivative Instruments on the Statements of Operations as of February 28, 2022
Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives recognized in income(b)
Net realized gain (loss) on swap contracts.	$—	$—	$9,645,557	$1,467,709	$11,113,266
Net realized gain (loss) on option contracts purchased	—	—	—	(335,580)	(335,580)
	$—	$—	$9,645,557	$1,132,129	$10,777,686
Change in unrealized appreciation (depreciation) on derivatives recognized in income(c)
Net change in unrealized appreciation (depreciation) on interest rate swaptions contracts written	$(667,017)	$—	$—	$—	$(667,017)
Net change in unrealized appreciation (depreciation) on interest rate swaptions contracts purchased	398,059	—	—	—	398,059
Net change in unrealized appreciation (depreciation) on swap contracts	—	—	(7,270,555)	(275,683)	(7,546,238)
	$(268,958)	$—	$(7,270,555)	$(275,683)	$(7,815,196)

Notes to Financial Statements
February 28, 2022 (continued)

4. Accounting for Derivative Instruments (continued)
Destinations Shelter Fund
Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of February 28, 2022
Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Asset derivatives
Purchased option contracts(h)	$—	$—	$—	$4,334,920	$4,334,920
	$—	$—	$—	$4,334,920	$4,334,920
Liability derivatives
Options contracts written outstanding(d)	$—	$—	$—	$1,420,730	$1,420,730
	$—	$—	$—	$1,420,730	$1,420,730
Effect of Derivative Instruments on the Statements of Operations as of February 28, 2022
Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives recognized in income(b)
Net realized gain (loss) on purchased options	$—	$—	$—	$(1,322,139)	$(1,322,139)
Net realized gain (loss) on options contracts written	—	—	—	396,556	396,556
	$—	$—	$—	$(925,583)	$(925,583)
Change in unrealized appreciation (depreciation) on derivatives recognized in income(c)
Net change in unrealized appreciation (depreciation) on purchased option contracts	$—	$—	$—	$600,975	$600,975
Net change in unrealized appreciation (depreciation) on options contracts written	—	—	—	535,812	535,812
	$—	$—	$—	$1,136,787	$1,136,787

(a)
Only variation margin, if any, is reported within the Statements of Assets and Liabilities. Cumulative appreciation (depreciation) on futures contracts is reported in the “Open Futures Contracts” table.

(b)
Statements of Operations location: Net realized gain (loss) from investments, foreign currency transactions, futures contracts, options contracts written, swaptions contracts written and swap contracts.

(c)
Statements of Operations location: Change in net unrealized appreciation (depreciation) from investments, foreign currency transactions, futures contracts, options contracts written, swaptions contracts written and swap contracts.

(d)
Statements of Assets and Liabilities location: Options contracts written, at value, swaptions contracts written, at value.

(e)
Statements of Assets and Liabilities location: Unrealized appreciation on open forward foreign currency contracts.

(f)
Statements of Assets and Liabilities location: Unrealized depreciation on open forward foreign currency contracts.

(g)
Statements of Assets and Liabilities location: Unrealized appreciation on swap contracts.

(h)
Statements of Assets and Liabilities location: Investments, at value.

(i)
Statements of Assets and Liabilities location: Unrealized depreciation on swap contracts.

The average notional amounts of futures contracts, swaps contracts, forward foreign currency contracts, and the average market value of purchased options and options contracts written during the year ended February 28, 2022 were as follows:

Notes to Financial Statements
February 28, 2022 (continued)

4. Accounting for Derivative Instruments (continued)
Destinations Large Cap Equity Fund
Average notional amounts
Futures contracts	$4,474,936
Destinations International Equity Fund
Average notional amounts
Option contracts written	$16,641
Forward foreign currency contracts	22,438,915(a)
Destinations Core Fixed Income Fund
Average notional amounts
Futures contracts	$145,139,410
Swap contracts	15,030,000(b)
Destinations Low Duration Fixed Income Fund
Average notional amounts
Forward foreign currency contracts	$42,428,926
Destinations Global Fixed Income Opportunities Fund
Average notional amounts
Option contracts purchased	$675,782(c)
Option contracts written . . . . . . . . . . . . . . .. . . . .	375,080
Forward foreign currency contracts	35,918,485
Destinations Multi Strategy Alternatives Fund
Average notional amounts
Interest Rate Swaption contracts purchased	$1,864,842
Interest Rate Swaption contracts written	526,684(d)
Swap contracts	192,800,504
Option contracts purchased	88,240(b)
Destinations Shelter Fund
Average notional amounts
Option contracts purchased . . . . . . . . . . . . . . . . . .	$1,396,686
Option contracts written. . . . . . . . . . . . . . . . . . . . .	718,386

(a)
Positions were open for six months during the year.

(b)
Positions were open for two months during the year.

(c)
Positions were open for three months during the year.

(d)
Positions were open for ten months during the year.

Notes to Financial Statements
February 28, 2022 (continued)

5. Accounting for Other Instruments
(a)
Stripped Securities. Certain Funds may invest in “Stripped Securities”, a term used collectively for stripped fixed income securities. Stripped Securities can be principal-only securities (“PO”), which are debt obligations that have been stripped of interest coupons, or interest-only securities (“IO”), which are interest coupons that have been stripped from debt obligations. As is the case with all securities, the market value of Stripped Securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation increases with a longer period of maturity. The yield-to-maturity on an IO is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in the IO.

(b)
Time Deposits. Certain Funds may purchase overnight time deposits issued by offshore branches of U.S. banks that meet credit and risk standards established by the custodian and approved by the Board.

(c)
Lending of Portfolio Securities. The Trust has an agreement with its custodian, whereby the custodian, as agent, may lend securities owned by the Funds to brokers, dealers and other financial organizations that have been approved as borrowers by the Funds. The custodian enters into agreements with the borrowers. Loans of securities by a Fund are collateralized by cash, U.S. government securities or irrevocable performance letters of credit issued by banks approved by the Funds. Cash collateral received by the Funds as a result of securities lending activities is invested in an unaffiliated registered money market fund, and is recorded as Payable for collateral received from securities on loan within the Statements of Assets and Liabilities. Securities lending income represents the income earned on investing cash collateral plus any premium payments that may be received on the loan of certain types of securities, less fees and expenses associated with the loan. Each Fund maintains the risk of any market loss on its securities on loan as well as the potential loss on investments purchased with cash collateral received from its securities lending. The custodian has the right under its agreement with the borrowers to recover any loaned securities from the borrower on demand. Additionally, the Funds are exposed to risks that a borrower may not provide additional collateral when required or return loaned securities when due. If the borrower fails to return the securities, the custodian will use the collateral to purchase replacement securities. The custodian is responsible for any shortfall in collateral value under certain circumstances. See Note 5(o).

The following table presents securities on loan that are subject to enforceable netting arrangements as of February 28, 2022.
Gross Amounts Not Offset in the Statements of Assets and Liabilities
	Gross Asset Amount Presented in Statements of Assets and Liabilities(a)	Financial Instrument	Collateral Received(b)(c)	Net Amount (Not Less than $0)
Destinations Large Cap Equity Fund	$25,225,307	$—	$(23,492,013)	$1,733,294*
Destinations Small-Mid Cap Equity Fund	36,882,210	—	(36,882,210)	—
Destinations International Equity Fund	26,408,771	—	(26,408,771)	—
Destinations Equity Income Fund	3,181,631	—	(3,181,631)	—
Destinations Low Duration Fixed Income Fund	2,912,588	—	(2,912,588)	—
Destinations Global Fixed Income Opportunities Fund	1,261,547	—	(1,261,547)	—
Destinations Multi Strategy Alternatives Fund	9,872,790	—	(9,872,790)	—

(a)
Represents market value of securities on loan at period end.

(b)
The Funds received cash collateral of  $23,492,014, $37,322,114, $27,311,506, $3,345,980, $2,977,241, $1,290,964 and $10,098,320, respectively, which was subsequently invested in Federated Government Obligations Fund, Premier Class, as reported in the Schedules of Investments.

(c)
The actual collateral received could be greater than the amount shown here due to overcollateralization.

*
The collateral will be adjusted the next business day to maintain the required collateral amount.

Notes to Financial Statements
February 28, 2022 (continued)

5. Accounting for Other Instruments (continued)
The Funds have adopted the disclosure provisions of FASB Accounting Standards Update No. 2014-11 (“ASU No. 2014-11”), “Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”. ASU No. 2014-11 is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.
The table below represents the disaggregation at February 28, 2022 of the gross amount of recognized liabilities for securities lending transactions. As the securities loaned are subject to termination by the Funds or the borrower at any time, the remaining contractual maturities of the transactions presented below are considered to be overnight and continuous.
	Remaining Contractual Maturity of the Agreements As of February 28, 2022
	Overnight and Continuous	< 30 days	Between 30 & 90 days	> 90 days	Total
Destinations Large Cap Equity Fund
Securities Lending Transactions
Common Stocks	$23,492,013	$—	$—	$—	$23,492,013
Total Borrowings	$23,492,013	$—	$—	$—	$23,492,013
Gross amount of recognized liabilities for securities lending transactions					$23,492,013
Destinations Small-Mid Cap Equity Fund
Securities Lending Transactions
Common Stocks	$37,322,114	$—	$—	$—	$37,322,114
Total Borrowings	$37,322,114	$—	$—	$—	$37,322,114
Gross amount of recognized liabilities for securities lending transactions					$37,322,114
Destinations International Equity Fund
Securities Lending Transactions
Common Stocks	$27,311,506	$—	$—	$—	$27,311,506
Total Borrowings	$27,311,506	$—	$—	$—	$27,311,506
Gross amount of recognized liabilities for securities lending transactions					$27,311,506
Destinations Equity Income Fund
Securities Lending Transactions
Common Stocks	$3,345,980	$—	$—	$—	$3,345,980
Total Borrowings	$3,345,980	$—	$—	$—	$3,345,980
Gross amount of recognized liabilities for securities lending transactions					$3,345,980
Destinations Low Duration Fixed Income Fund
Securities Lending Transactions
Common Stocks	$2,977,241	$—	$—	$—	$2,977,241
Total Borrowings	$2,977,241	$—	$—	$—	$2,977,241
Gross amount of recognized liabilities for securities lending transactions					$2,977,241
Destinations Global Fixed Income Opportunities Fund
Securities Lending Transactions
Warrants	$485	$—	$—	$—	$485
Common Stocks	1,290,479	—	—	—	1,290,479
Total Borrowings	$1,290,964	$—	$—	$—	$1,290,964

Notes to Financial Statements
February 28, 2022 (continued)

5. Accounting for Other Instruments (continued)
	Remaining Contractual Maturity of the Agreements As of February 28, 2022
	Overnight and Continuous	< 30 days	Between 30 & 90 days	> 90 days	Total
Gross amount of recognized liabilities for securities lending transactions					$1,290,964
Destinations Multi Strategy Alternatives Fund
Securities Lending Transactions
Warrants	$255	$—	$—	$—	$255
Common Stocks	10,098,065	—	—	—	10,098,065
Total Borrowings	$10,098,320	$—	$—	$—	$10,098,320
Gross amount of recognized liabilities for securities lending transactions					$10,098,320

(d)
To-Be-Announced Purchase and Sale Commitments. Certain Funds may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, a Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are marked-to-market on a daily basis and are subject to market fluctuations. Realized gains or losses on TBA purchase commitments are included in “Net realized gain (loss) on investments” on the Statements of Operations. Any fluctuation in the value of the purchased TBA commitments is included in “Net change in unrealized appreciation (depreciation) on investments” on the Statements of Operations.

Additionally, when a Fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A Fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.
TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund’s Schedule of Investments under the caption “Schedule of Forward Sale Commitments”. The proceeds and value of these commitments are recorded as Forward Sale Commitments at value in the Statements of Assets and Liabilities.
(e)
Short Sales of Securities. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. To complete a short sale, the Fund may arrange through a broker to borrow the securities to be delivered to the buyer. The proceeds received by the Fund for the short sale are retained by the broker until the Fund replaces the borrowed securities. In borrowing the securities to be delivered to the buyer, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be.

The risk of engaging in short sale transactions is that selling short magnifies the potential for loss to a Fund. The larger the Fund’s short position, the greater the potential loss. If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. To borrow the security, the Fund also may be required to pay a premium, which could decrease the proceeds of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with the short sale. In addition, because the Fund’s loss on a short sale arises from increases in the value of the security sold short, such loss is unlimited.
(f)
Mortgage Dollar Rolls. Certain Funds may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specific future date at an agreed upon price. Pools of mortgage securities are used to collateralize mortgage dollar roll transactions and may have different prepayment histories than those sold. During the period between the sale and the repurchase, a Fund

Notes to Financial Statements
February 28, 2022 (continued)

5. Accounting for Other Instruments (continued)
forgoes principal and interest paid on the securities sold. Proceeds of the sale will be invested in short-term instruments and the income from these investments, together with any additional fee income received on a sale, is intended to generate income for a Fund. A Fund accounts for mortgage dollar roll transactions as purchases and sales and realizes the gain or loss at the time the transaction is entered into on these transactions. If certain criteria are met, these dollar roll transactions may be considered financing transactions, whereby the difference in the sale price and the future purchase price is recorded as an adjustment to interest income.
Mortgage dollar roll transactions involve the risk that the market value of the securities a Fund is obligated to repurchase under the agreement may decline below the repurchase price of those securities. If investment performance of securities purchased with proceeds from these transactions does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will adversely impact the investment performance of a Fund. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.
(g)
Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after a Fund determines the existence of a dividend declaration after exercising reasonable due diligence.Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statements of Operations.Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Trust’s policy is to generally halt any additional “interest income accruals and accretion” and consider the Funds’ ability to realize interest accrued up to the date of default.

(h)
Foreign Investments. Dividends or other income (including, in some cases, capital gains) received by a Fund from investments in foreign securities may be subject to withholding and other taxes imposed by foreign countries. Foreign taxes paid by a Fund will reduce the return from the Fund’s investments. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes in some cases. If, as of the end of a Fund’s taxable year, more than 50% of the Fund’s assets consist of foreign securities, that Fund may elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portions of qualified taxes paid by that Fund during that taxable year to foreign countries in respect of foreign securities that the Fund has held for at least the minimum period specified in the IRC. In such a case, shareholders will include in gross income from foreign sources their pro rata shares of such taxes and must treat the amount so included as if the shareholder had paid the foreign tax directly. The shareholder may then either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating any foreign tax credit they may be entitled to use against the shareholders’ federal income tax. If a Fund makes the election, such Fund (or its administrative agent) will report annually to their shareholders the respective amounts per share of the Fund’s income from sources within, and taxes paid to, foreign countries and U.S. possessions. Shareholders of Funds that do not hold sufficient foreign securities to meet the above 50% threshold will not be entitled to claim a credit or further deduction with respect to foreign taxes paid by those Funds.

(i)
Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments in the Statements of Operations.

Notes to Financial Statements
February 28, 2022 (continued)

5. Accounting for Other Instruments (continued)
Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(j)
Distributions to Shareholders. The Funds distribute their investment income periodically. It is the policy of the Destinations Equity Income, Destinations Multi Strategy Alternatives, and Destinations Shelter Funds to distribute their investment income quarterly. It is the policy of the Destinations Large Cap Equity, Destinations Small-Mid Cap Equity and Destinations International Equity to distribute their investment income annually. It is the policy of the Destinations Core Fixed Income, Destinations Municipal Fixed Income, Destinations Global Fixed Income Opportunities and Destinations Low Duration Fixed Income Funds to distribute their investment income monthly. The Funds will make distributions of any undistributed capital gains earned annually. A Fund may make an additional payment of dividends or other distributions if it deems it to be desirable or necessary at other times during any year.

(k)
All distributions will be paid in cash. Generally, distributions are taxable events for shareholders whether the distributions are received in cash or reinvested.

(l)
Taxes. The Trust’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

Additionally, the Trust may be subject to taxes imposed by the governments of countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments. Tax liabilities realized as a result of security sales are reflected as a component of net realized gain/loss on investments.
The Trust has reviewed the tax positions for the open tax years as of February 28, 2022 and has determined that no provision for income tax and/or uncertain tax positions is required in the Trust’s financial statements. The Trust’s federal tax returns for the prior three fiscal years remain open subject to examinations by the Internal Revenue Service.
(m)
Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

(n)
Restricted Securities. All Funds may invest in non-publicly traded securities, commonly called restricted securities. Restricted securities may be less liquid than publicly-traded securities. Although certain restricted securities may be resold in privately negotiated transactions, the values realized from these sales could be less than originally paid by a Fund. Certain restricted securities may be deemed liquid by the Manager and/or Sub-adviser pursuant to the procedures approved by the Board.

(o)
Indemnification. In the normal course of business, the Funds may enter into contracts that provide certain indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, risk of loss from such claims is considered remote.

(p)
Senior Floating-Rate Loans. Certain Funds may purchase assignments of, and participations in, senior secured floating rate and fixed rate loans (“Senior Loans”) originated, negotiated and structured by a U.S. or foreign commercial bank, insurance company, finance company or other financial institution (the “Agent”) for a lending syndicate of financial institutions (the “Lender”). When purchasing an assignment, a Fund typically succeeds to all the rights and obligations under the loan of the assigning Lender and becomes a lender under the credit agreement with respect to the debt obligation purchased. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights

Notes to Financial Statements
February 28, 2022 (continued)

5. Accounting for Other Instruments (continued)
and obligations acquired by the purchaser of an assignment may differ from, and be more restricted than, those held by the assigning Lender. Participation typically results in a contractual relationship only with the institution participating out the interest, not with the borrower. In purchasing participations, a Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement or any rights of setoff against the borrower, and the Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will be exposed to the credit risk of both the borrower and the institution selling the participation.
In connection with bank loan interests, Funds may enter into unfunded bank loan interests (“commitments”). Unfunded loan commitments may be partially or wholly unfunded. The fund is obligated to fund these commitments at borrower’s discretion. In connection with these commitments, Funds earn a commitment fee, which is included in interest income in the Statement of Operations and recognized respectively over the commitment period. Funds have sufficient cash/securities to cover commitments.
The following table summarizes the Funds’ wholly unfunded loans positions as of February 28, 2022.
	Principal	Unfunded Bank Loan Interest (Cost)	Value of Underlying Bank Loan Interest (Value)	Unrealized Appreciation/ (Depreciation)
Destinations Core Fixed Income
athenahealth Group Inc.	$55,797	$55,520	$55,225	$(295)
Hillman Group Inc. (partially unfunded)	6,211	6,211	6,134	(77)
Zelis Cost Management Buyer Inc.	63,333	62,907	62,463	(444)
	$125,341	$124,638	$123,822	$(816)
Destinations Global Fixed Income Opportunities Fund
Inotiv Inc.	$2,142,000	$2,099,826	$2,099,160	$(666)
	$2,142,000	$2,099,826	$2,099,160	$(666)

(q)
Disclosure about Offsetting Assets and Liabilities. In order to better define contractual rights under derivative contracts and to secure rights that will help the Funds mitigate their counterparty risk, a sub-adviser may, on behalf of the Funds, enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Funds and a counterparty that governs OTC derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The ISDA Master Agreement gives a Fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. Absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statements of Assets and Liabilities across the transactions between the Funds and the applicable counterparty. The right to offset and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the Funds’ credit risk to such counterparty equal to any amounts payable by the Funds under the applicable transactions, if any. The enforceability of the right to offset may vary by jurisdiction.

Cash collateral that has been received or pledged to cover obligations under derivative contracts, if any, will be reported separately in the Statements of Assets and Liabilities. Generally the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of a Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits with counterparties and, in the case of cash pledged by a counterparty for the benefit of a Fund, a corresponding liability in the Statements of Assets and Liabilities. Securities pledged by a Fund as collateral, if any, are identified as such in the Schedule of Investments. The carrying amount of such deposits due to brokers at February 28, 2022 approximated their

Notes to Financial Statements
February 28, 2022 (continued)

5. Accounting for Other Instruments (continued)
fair value. If measured at fair value, such deposits would have been considered as Level 2 in the fair value hierarchy (see Note 3).
For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements on the Statements of Assets and Liabilities.
The following table presents the Funds’ gross and net amounts of assets and liabilities, by derivative type, available for offset under a master netting agreement, or similar agreement as of February 28, 2022.
	Assets	Liabilities
Derivative Instruments(a)	Gross Amounts of Recognized Assets Presented in the Statements of Assets and Liabilities	Gross Amounts of Recognized Liabilities Presented in the Statements of Assets and Liabilities
Destinations International Equity Fund:
Options contracts	$—	$1,839
Total Derivative Instruments, subject to master netting arrangement or similar arrangement	$—	$1,839
Destinations Low Duration Fixed Income Fund
Forward foreign currency contracts	$969,583	$16,257
Total Derivative Instruments, subject to master netting arrangement or similar arrangement	$969,583	$16,257
Destinations Global Fixed Income Opportunities Fund:
Forward foreign currency contracts	$695,415	$5,675
Total Derivative Instruments, subject to master netting arrangement or similar arrangement	$695,415	$5,675
Destinations Multi Strategy Alternatives Fund:
Swaptions	$2,427,559	$667,017
Swap contracts	1,369,431	2,410,201
Total Derivative Instruments, subject to master netting arrangement or similar arrangement	$3,796,990	$3,077,218

(a)
Excludes exchange-traded derivatives.

The following table presents the Funds’ derivative assets and liabilities by counterparty net of amounts available for offset under master netting or similar agreements, and net of related collateral received or pledged as of February 28, 2022.
Counterparty	Gross amounts of Recognized Liabilities presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset(a)	Other Cash Collateral(b)	Net Amount(c)
Destinations International Equity Fund:
Over-the-counter
Goldman Sachs & Co.	$1,839	$—	$—	$1,839
Total Over-the-counter derivative instruments	$1,839	$—	$—	$1,839

Notes to Financial Statements
February 28, 2022 (continued)

5. Accounting for Other Instruments (continued)
Counterparty	Gross amounts of Recognized Assets presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset(d)	Other Cash Collateral(b)	Net Amount(e)
Destinations Low Duration Fixed Income Fund
Over-the-counter
Brown Brothers Harriman & Co.	$969,583	$(16,257)	$—	$953,326
Total Over-the-counter derivative instruments	$969,583	$(16,257)	$—	$953,326
Counterparty	Gross amounts of Recognized Liabilities presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset(a)	Other Cash Collateral(b)	Net Amount(c)
Destinations Low Duration Fixed Income Fund
Over-the-counter
Brown Brothers Harriman & Co.	$16,257	$(16,257)	$—	$—
Total Over-the-counter derivative instruments	$16,257	$(16,257)	$—	$—
Counterparty	Gross amounts of Recognized Assets presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset(d)	Other Cash Collateral(b)	Net Amount(e)
Destinations Global Fixed Income Opportunities Fund
Over-the-counter
Brown Brothers Harriman & Co.	$695,415	$(5,675)	$—	$689,740
Total Over-the-counter derivative instruments	$695,415	$(5,675)	$—	$689,740
Counterparty	Gross amounts of Recognized Liabilities presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset(a)	Other Cash Collateral(b)	Net Amount(c)
Destinations Global Fixed Income Opportunities Fund
Over-the-counter
Brown Brothers Harriman & Co.	$5,675	$(5,675)	$—	$—
Total Over-the-counter derivative instruments	$5,675	$(5,675)	$—	$—
Counterparty	Gross amounts of Recognized Assets presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset(d)	Other Cash Collateral(b)	Net Amount(e)
Destinations Multi Strategy Alternatives Fund
Over-the-counter
Goldman Sachs & Co. – LMCG Investments, LLC	$1,273,302	$(785,766)	$—	$487,536
Morgan Stanley Capital Services LLC – LMCG Investments, LLC	2,523,688	(2,015,769)	—	507,919
Total Over-the-counter derivative instruments	$3,796,990	$(2,801,535)	$—	$995,455

Notes to Financial Statements
February 28, 2022 (continued)

5. Accounting for Other Instruments (continued)
Counterparty	Gross amounts of Recognized Liabilities presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset(a)	Other Cash Collateral(b)	Net Amount(c)
Destinations Multi Strategy Alternatives Fund
Over-the-counter
Goldman Sachs & Co. – Driehaus Capital Management LLC	$275,683	$—	$(275,683)	$—
Goldman Sachs & Co. – LMCG Investments, LLC	785,766	(785,766)	—	—
Morgan Stanley Capital Services LLC – LMCG Investments, LLC	2,015,769	(2,015,769)	—	—
Total Over-the-counter derivative instruments	$3,077,218	$(2,801,535)	$(275,683)	$—

(a)
Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that are not offset on the Statements of Assets and Liabilities.

(b)
In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

(c)
Net amount represents the net amount payable to the counterparty in the event of default.

(d)
Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that are not offset on the Statements of Assets and Liabilities.

(e)
Net amount represents the net amount receivable from the counterparty in the event of default.

6. Significant Risks and Uncertainties
(a)
Credit and Market Risk. Certain Funds invest in high yield instruments that are subject to certain credit and market risks. The yields of high yield obligations reflect, among other things, perceived credit and market risks. Each Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities, including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(b)
Foreign Investment and Currency Risks. Certain Funds’ investments in foreign securities may involve risks not present in domestic investments. Because securities may be denominated in foreign currencies and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of a Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments

(c)
Emerging Markets Risk. In addition to foreign investment and currency risks, which tend to be amplified in emerging markets, emerging markets may experience rising interest rates, or, more significantly, rapid inflation or hyperinflation. The economies of emerging market countries may grow at slower rates than expected or suffer a downturn or recession. Emerging market securities may present market, credit, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.

(d)
Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

(e)
Global Health Event Risks. Consumer, corporate and financial confidence may be adversely affected by current or future tensions around the world, fear of terrorist activity and/or military conflicts, localized or global financial crises or other

Notes to Financial Statements
February 28, 2022 (continued)

6. Significant Risks and Uncertainties (continued)
sources of political, social or economic unrest. Such erosion of confidence may lead to or extend a localized or global economic downturn. Furthermore, such confidence may be adversely affected by local, regional or global health crises, including, but not limited to, the rapid and pandemic spread of novel viruses commonly known as SARS, MERS, and COVID-19. Such health crises could exacerbate political, social, and economic risks previously mentioned, and result in significant breakdowns, delays, shutdowns, social isolation, and other disruptions to important global, local and regional supply chains affected, with potential corresponding results on the operating performance of the Fund and its investments. A climate of uncertainty and panic, including the contagion of infectious viruses or diseases, may adversely affect global, regional, and local economies and reduce the availability of potential investment opportunities, and increases the difficulty of performing due diligence and modeling market conditions, potentially reducing the accuracy of financial projections.
(f)
LIBOR Replacement. On July 27, 2017, the U.K. Financial Conduct Authority announced that it intends to stop compelling or inducing banks to submit London Inter-Bank Offered Rate (LIBOR) rates after 2021. The publication of LIBOR on a representative basis ceased for the one-week and two-month U.S. dollar LIBOR settings immediately after December 31, 2021, and is expected to cease for the remaining U.S. dollar LIBOR settings immediately after June 30, 2023. The elimination of LIBOR may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on the Funds until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted.

7. Investment Management Agreement
Brinker Capital Investments, LLC serves as investment adviser to the Trust pursuant to an investment advisory agreement (“Advisory Agreement”) between the Trust and Brinker Capital. Each Sub-adviser serves as investment adviser to a Fund pursuant to separate written agreements with the Adviser on behalf of the Funds (“Sub-advisory Agreements”). Under the Advisory Agreement, each Fund pays Brinker Capital an investment advisory fee calculated daily at an annual rate based on each Fund’s average daily net assets and paid monthly in arrears. Brinker Capital pays each Sub-adviser a sub-advisory fee from its investment advisory fees.
The maximum allowable annual management fee represents the total amount that could be charged to each Fund. The aggregate sub-advisory fee expected to be paid by Brinker Capital to the Sub-advisers and the maximum fee expected to be retained by Brinker Capital for the Trust’s current fiscal year are indicated below:
Fund	Sub-advisory Fee	Brinker Capital Investments, LLC Fee	Maximum Allowable Annual Management Fee
Destinations Large Cap Equity Fund	0.21%	0.39%	0.75%
Destinations Small-Mid Cap Equity Fund	0.50%	0.39%	0.90%
Destinations International Equity Fund	0.57%	0.39%	1.00%
Destinations Equity Income Fund	0.29%	0.39%	0.80%
Destinations Core Fixed Income Fund	0.18%	0.39%	0.65%
Destinations Low Duration Fixed Income Fund	0.31%	0.39%	0.70%
Destinations Global Fixed Income Opportunities Fund	0.35%	0.39%	0.85%
Destinations Municipal Fixed Income Fund	0.14%	0.39%	0.70%
Destinations Multi Strategy Alternatives Fund	0.52%	0.39%	1.35%
Destinations Shelter Fund	0.33%	0.39%	0.85%

Notes to Financial Statements
February 28, 2022 (continued)

7. Investment Management Agreement (continued)
Each Fund’s actual advisory fees may be less than the amounts set forth above due to the effect of additional voluntary fee waivers. Effective March 20, 2017, Brinker Capital has contractually agreed to waive a portion of its advisory fee with respect to any Fund until the period ended June 30, 2022 in order to keep the Fund’s management fees from exceeding 0.39% more than the total amount of sub-advisory fees paid by Brinker Capital with respect to such Fund. The agreement may be amended or terminated only with the consent of the Board of Trustees.
For the year ended February 28, 2022, the amounts waived by the Adviser, which are not recoupable, were as follows:
Fund
Destinations Large Cap Equity Fund	$7,992,671
Destinations Small-Mid Cap Equity Fund	165,934
Destinations International Equity Fund	1,038,876
Destinations Equity Income Fund	519,795
Destinations Core Fixed Income Fund	1,815,642
Destinations Low Duration Fixed Income Fund	10,498
Destinations Global Fixed Income Opportunities Fund	864,912
Destinations Municipal Fixed Income Fund	1,566,914
Destinations Multi Strategy Alternatives Fund	5,434,539
Destinations Shelter Fund	27,178
Cross trades for the year ended were executed by the Fund pursuant to procedures adopted by the Board of Trustees of the Fund to ensure compliance with Rule 17a-7 under the 1940 Act (the “Procedures”). In general, cross trading is the buying or selling of portfolio securities between the Fund and other series of the Trust, or between the Fund and other series. The Board of Trustees determines no less frequently than quarterly that such transactions were affected in compliance with the Procedures.
For the year ended, pursuant to these Procedures, each Fund’s total cross trades transactions were as follows:
Fund	Purchases	Sales	Realized Gain/(Loss)
Destinations Large Cap Equity Fund	$1,772,765	$111,642,595	$(47,304,081)
8. Class Specific Expenses
The costs of managing and administering a Fund are spread among shareholders of each class of shares. These operating costs cover such things as investment management, custody, auditing, administrative and transfer agency expenses, fees and expenses of Trustees, and, to the extent applicable to a share class, shareholder servicing.
Shares of different classes are available to different eligible investors.
Class I Shares. Class I Shares are intended for investors participating in Destinations, an investment advisory program, sponsored by Brinker Capital or through certain third party advisory programs which includes a sub-transfer agent fee. The sub-transfer agent fee is calculated at a maximum annual rate of 0.15% of the average daily net assets of the I share class and is included with the Transfer agent fees in the Statements of Operations.
Class Z Shares. Class Z Shares are intended for investors participating in Destinations, an investment advisory program, available through certain third party advisory programs that do not include a sub-transfer agent fee.

Notes to Financial Statements
February 28, 2022 (continued)

8. Class Specific Expenses (continued)
For the year ended February 28, 2022, class specific expenses were as follows:
Sub-Transfer Agent Fees
Fund	Class I
Destinations Large Cap Equity Fund	$7,173,773
Destinations Small-Mid Cap Equity Fund	1,845,733
Destinations International Equity Fund	3,708,368
Destinations Equity Income Fund	615,617
Destinations Core Fixed Income Fund	3,085,863
Destinations Low Duration Fixed Income Fund	742,114
Destinations Global Fixed Income Opportunities Fund	1,091,937
Destinations Municipal Fixed Income Fund	1,353,819
Destinations Multi Strategy Alternatives Fund	1,730,749
Destinations Shelter Fund	31,120
9. Investments
During the year ended February 28, 2022, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) for each Fund were as follows:
	Investments		U.S. Government & Agency Obligations
Fund	Purchases	Sales	Purchases	Sales
Destinations Large Cap Equity Fund	$4,480,159,982	$4,258,875,803	$—	$—
Destinations Small-Mid Cap Equity Fund	1,483,205,474	1,446,119,893	—	—
Destinations International Equity Fund	1,705,585,765	1,245,061,226	—	—
Destinations Equity Income Fund	295,147,804	248,496,137	—	—
Destinations Core Fixed Income Fund	5,566,178,385	5,317,847,053	4,828,521,386	4,742,068,623
Destinations Low Duration Fixed Income Fund	625,405,882	513,898,109	18,535,907	14,990,681
Destinations Global Fixed Income Opportunities Fund	685,484,610	639,537,261	—	—
Destinations Municipal Fixed Income Fund	413,232,286	356,154,072	—	—
Destinations Multi Strategy Alternatives Fund	992,587,806	778,744,029	—	—
Destinations Shelter Fund	126,874,967	1,249,000	—	—
	Investments		U.S. Government & Agency Obligations
Fund	Securities Sold Short	Covers on Securities Sold Short	Securities Sold Short	Covers on Securities Sold Short
Destinations Large Cap Equity Fund	$—	$—	$—	$—
Destinations Small-Mid Cap Equity Fund	—	—	—	—
Destinations International Equity Fund	—	—	—	—
Destinations Equity Income Fund	1,033,216	1,041,761	—	—
Destinations Core Fixed Income Fund	231,612,203	245,344,421	231,612,203	245,344,421
Destinations Low Duration Fixed Income Fund	—	—	—	—
Destinations Global Fixed Income Opportunities Fund	24,656,424	22,502,865	—	—
Destinations Municipal Fixed Income Fund	—	—	—	—
Destinations Multi Strategy Alternatives Fund	146,450,336	96,969,439	—	—
Destinations Shelter Fund	—	—	—	—

Notes to Financial Statements
February 28, 2022 (continued)

9. Investments (continued)
At February 28, 2022, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:
Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Destinations Large Cap Equity Fund	$4,239,703,010	$1,285,454,940	$(228,418,860)	$1,057,036,080
Destinations Small-Mid Cap Equity Fund	1,212,965,405	217,764,704	(67,352,358)	150,412,346
Destinations International Equity Fund	2,337,001,626	566,523,932	(204,282,198)	362,241,734
Destinations Equity Income Fund	452,690,134	80,037,835	(17,002,330)	63,035,505
Destinations Core Fixed Income Fund	2,478,103,710	11,577,139	(107,884,927)	(96,307,788)
Destinations Low Duration Fixed Income Fund	645,993,770	4,763,020	(14,600,288)	(9,837,268)
Destinations Global Fixed Income Opportunities Fund	778,178,283	15,721,422	(31,870,269)	(16,148,847)
Destinations Municipal Fixed Income Fund	924,323,060	9,115,416	(6,807,867)	2,307,549
Destinations Multi Strategy Alternatives Fund	1,103,681,229	80,558,579	(55,344,469)	25,214,110
Destinations Shelter Fund	130,028,105	3,225,465	(7,635,360)	(4,409,895)
10. Shares of Beneficial Interest
At February 28, 2022, the Trust had an unlimited number of units of beneficial interest (shares) authorized with a par value of  $0.001 per share. At February 28, 2022, Trustees and executive officers of the Trust as a group owned of record less than 1% of the outstanding shares of the Trust.
Transactions in shares of each Fund’s Class were as follows:
	Year ended February 28, 2022		Year ended February 28, 2022		Year ended February 28, 2021		Year ended February 28, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
	Class I		Class Z		Class I		Class Z
Destinations Large Cap Equity Fund
Shares sold	67,703,618	$1,103,438,865	23,065,446	$307,509,210	52,435,357	$684,494,010	8,388,833	$90,160,931
Shares issued on reinvestment	47,589,443	737,636,369	7,430,362	89,090,035	5,697,153	86,767,648	551,947	6,794,463
Shares repurchased	(64,991,965)	(1,096,768,348)	(7,270,147)	(97,620,389)	(84,637,430)	(1,146,597,874)	(7,563,919)	(81,513,637)
Net Increase/(Decrease)	50,301,096	$744,306,886	23,225,661	$298,978,856	(26,504,920)	$(375,336,216)	1,376,861	$15,441,757
Destinations Small-Mid Cap Equity Fund
Shares sold	19,166,704	$297,005,363	6,190,364	$78,783,437	10,424,629	$124,974,104	2,063,195	$19,907,864
Shares issued on reinvestment	19,897,568	276,576,197	3,233,640	33,532,848	1,560,603	22,394,639	151,339	1,740,399
Shares repurchased	(17,715,345)	(284,468,165)	(2,084,378)	(25,683,964)	(22,456,528)	(274,215,231)	(1,839,951)	(17,853,191)
Net Increase/(Decrease)	21,348,927	$289,113,395	7,339,626	$86,632,321	(10,471,296)	$(126,846,488)	374,583	$3,795,072
Destinations International Equity Fund
Shares sold	48,301,639	$718,986,973	13,024,657	$172,083,487	27,801,118	$366,061,881	4,283,792	$48,789,282
Shares issued on reinvestment	7,394,379	106,257,235	963,003	11,989,392	44,958	659,537	17,737	226,851
Shares repurchased	(24,463,688)	(371,411,313)	(2,916,018)	(38,215,141)	(43,148,172)	(509,687,356)	(3,389,599)	(35,303,264)
Net Increase/(Decrease)	31,232,330	$453,832,895	11,071,642	$145,857,738	(15,302,096)	$(142,965,938)	911,930	$13,712,869
Destinations Equity Income Fund
Shares sold	9,047,865	$105,617,365	2,024,865	$22,657,044	4,512,876	$42,296,206	1,013,696	$9,176,726
Shares issued on reinvestment	1,048,797	12,040,971	97,939	1,091,506	1,790,430	16,937,229	103,692	953,306
Shares repurchased	(7,176,260)	(82,484,563)	(700,084)	(7,803,737)	(15,094,775)	(137,678,016)	(934,096)	(8,307,893)
Net Increase/(Decrease)	2,920,402	$35,173,773	1,422,720	$15,944,813	(8,791,469)	$(78,444,581)	183,292	$1,822,139
Destinations Core Fixed Income Fund
Shares sold	39,189,586	$391,752,962	12,208,877	$126,031,585	55,084,785	$566,944,532	5,222,974	$55,197,432
Shares issued on reinvestment	8,242,807	81,742,945	719,136	7,322,356	4,374,396	45,153,843	232,113	2,458,341
Shares repurchased	(41,239,978)	(411,407,304)	(3,877,150)	(39,644,563)	(37,377,623)	(384,588,684)	(3,098,501)	(32,672,496)
Net Increase	6,192,415	$62,088,603	9,050,863	$93,709,378	22,081,558	$227,509,691	2,356,586	$24,983,277

Notes to Financial Statements
February 28, 2022 (continued)

10. Shares of Beneficial Interest (continued)
	Year ended February 28, 2022		Year ended February 28, 2022		Year ended February 28, 2021		Year ended February 28, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
	Class I		Class Z		Class I		Class Z
Destinations Low Duration Fixed Income Fund
Shares sold	19,903,695	$194,152,137	3,364,413	$33,535,547	18,171,975	$171,086,753	1,237,743	$11,930,570
Shares issued on reinvestment	1,983,712	19,330,200	151,405	1,506,794	1,311,218	12,349,552	61,385	590,193
Shares repurchased	(9,227,838)	(90,072,075)	(757,219)	(7,547,679)	(9,356,530)	(88,084,770)	(520,775)	(5,004,378)
Net Increase	12,659,569	$123,410,262	2,758,599	$27,494,662	10,126,663	$95,351,535	778,353	$7,516,385
Destinations Global Fixed Income Opportunities Fund
Shares sold	13,151,293	$131,429,645	3,828,562	$38,991,349	17,769,711	$167,996,725	1,728,722	$16,710,837
Shares issued on reinvestment	2,998,282	29,867,741	237,242	2,404,353	2,961,429	28,132,491	144,921	1,401,780
Shares repurchased	(16,156,558)	(160,548,450)	(1,340,960)	(13,570,620)	(23,756,259)	(224,106,513)	(1,359,298)	(12,985,085)
Net Increase/(Decrease)	(6,983)	$748,936	2,724,844	$27,825,082	(3,025,119)	$(27,977,297)	514,345	$5,127,532
Destinations Municipal Fixed Income Fund
Shares sold	14,764,790	$153,593,332	3,163,542	$33,049,295	17,585,113	$183,253,560	1,416,158	$14,800,618
Shares issued on reinvestment	1,284,662	13,320,546	61,705	641,326	1,775,709	18,578,076	45,694	479,548
Shares repurchased	(13,163,074)	(136,501,200)	(1,215,536)	(12,605,433)	(16,956,969)	(176,085,320)	(716,487)	(7,453,789)
Net Increase	2,886,378	$30,412,678	2,009,711	$21,085,188	2,403,853	$25,746,316	745,365	$7,826,377
Destinations Multi Strategy Alternatives Fund
Shares sold	23,458,808	$248,568,216	6,288,112	$65,274,948	28,726,572	$281,655,299	2,660,566	$25,454,430
Shares issued on reinvestment	5,036,403	52,757,833	455,537	4,653,976	1,497,504	14,207,122	81,832	760,344
Shares repurchased	(18,748,571)	(198,834,909)	(1,718,387)	(17,735,424)	(17,826,528)	(169,315,819)	(1,274,919)	(11,887,150)
Net Increase	9,746,640	$102,491,140	5,025,262	$52,193,500	12,397,548	$126,546,602	1,467,479	$14,327,624
Destinations Shelter Fund
Shares sold	13,274,968	$131,089,495	228,378	$2,259,436	—	—	—	—
Shares issued on reinvestment	4,104	42,023	102	1,036	—	—	—	—
Shares repurchased	(388,987)	(3,841,704)	(4,344)	(42,627)	—	—	—	—
Net Increase	12,890,085	$127,289,814	224,136	$2,217,845	—	—	—	—

11. Dividend and Tax Components of Capital
The tax character of distributions paid during the fiscal period ended February 28, 2022, were as follows:
	Destinations Large Cap Equity Fund	Destinations Small-Mid Cap Equity Fund	Destinations International Equity Fund	Destinations Equity Income Fund	Destinations Core Fixed Income Fund	Destinations Low Duration Fixed Income Fund	Destinations Global Fixed Income Opportunities Fund	Destinations Municipal Fixed Income Fund	Destinations Multi Strategy Alternatives Fund	Destinations Shelter Fund
Distributions paid from:
Tax Exempt	$—	$—	$—	$—	$—	$—	$—	$11,920,721	$—	$—
Ordinary Income	184,929,976	135,724,581	4,963,801	13,294,393	31,243,616	21,026,439	32,589,385	912,957	28,655,831	43,059
Net Long-term Capital Gains	649,124,813	176,930,856	114,287,239	—	58,651,094	—	—	1,273,295	29,292,763	—
Total Distributions Paid.	$834,054,789	$312,655,437	$119,251,040	$13,294,393	$89,894,710	$21,026,439	$32,589,385	$14,106,973	$57,948,594	$43,059
The tax character of distributions paid during the fiscal year ended February 28, 2021, were as follows:
	Destinations Large Cap Equity Fund	Destinations Small-Mid Cap Equity Fund	Destinations International Equity Fund	Destinations Equity Income Fund	Destinations Core Fixed Income Fund	Destinations Low Duration Fixed Income Fund	Destinations Global Fixed Income Opportunities Fund	Destinations Municipal Fixed Income Fund	Destinations Multi Strategy Alternatives Fund
Distributions paid from:
Tax Exempt	$—	$—	$—	$—	$—	$—	$—	$13,579,156	$—
Ordinary Income	34,300,625	13,323,295	897,892	15,077,452	43,206,745	13,040,965	29,781,526	365,133	15,073,484
Net Long-term Capital Gains	59,980,376	10,989,786	—	3,015,335	4,770,900	—	—	5,284,706	—
Total Distributions Paid	$94,281,001	$24,313,081	$897,892	$18,092,787	$47,977,645	$13,040,965	$29,781,526	$19,228,995	$15,073,484

Notes to Financial Statements
February 28, 2022 (continued)

11. Dividend and Tax Components of Capital (continued)
As of February 28, 2022, the components of accumulated earnings on a tax basis were as follows:
	Destinations Large Cap Equity Fund	Destinations Small-Mid Cap Equity Fund	Destinations International Equity Fund	Destinations Equity Income Fund	Destinations Core Fixed Income Fund	Destinations Low Duration Fixed Income Fund	Destinations Global Fixed Income Opportunities Fund	Destinations Municipal Fixed Income Fund	Destinations Multi Strategy Alternatives Fund	Destinations Shelter Fund
Undistributed ordinary income – net	$36,042,509	$761,843	$857,068	$3,711,649	$2,428,668	$2,837,446	$1,486,260	$630	$—	$109,563
Undistributed long-term capital gains – net	174,017,326	38,704,133	18,865,234	138,820	—	—	—	—	2,538,250	129,022
Undistributed tax-exempt income – net	—	—	—	—	—	—	—	814,608	—	—
Total Undistributed earnings	210,059,835	39,465,976	19,722,302	3,850,469	2,428,668	2,837,446	1,486,260	815,238	2,538,250	238,585
Capital Loss Carryforward	—	—	—	—	(22,993,577)	—	(10,494,247)	—	—	—
Current Year Late Year Loss Deferral	—	—	—	—	—	—	—	(1,239,957)	(6,461,013)	—
Unrealized appreciation (depreciation)	1,057,036,231	150,412,348	357,499,703	63,029,152	(96,308,604)	(9,841,688)	(16,149,442)	2,307,549	25,214,110	(4,409,895)
Total accumulated earnings/(losses) – net	$1,267,096,066	$189,878,324	$377,222,005	$66,879,621	$(116,873,513)	$(7,004,242)	$(25,157,429)	$1,882,830	$21,291,347	$(4,171,310)

(a)
The differences between book-basis and tax-basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales, tax cost adjustments related to partnerships, forwards, futures, ROC dividends received, real estate investments, the difference between book and tax amortization methods, and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.

12. Capital Loss Carry Forward
As of February 28, 2022, the Funds had the following net capital loss carryforwards remaining:
Year of Expiration	Destinations Large Cap Equity Fund	Destinations Small-Mid Cap Equity Fund	Destinations International Equity Fund	Destinations Equity Income Fund	Destinations Core Fixed Income Fund	Destinations Low Duration Fixed Income Fund	Destinations Global Fixed Income Opportunities Fund	Destinations Municipal Fixed Income Fund	Destinations Multi Strategy Alternatives Fund	Destinations Shelter Fund
Short-Term	$—	$—	$—	$—	$22,993,577	$—	$—	$—	$—	$—
Long-Term .	—	—	—	—	—	—	10,494,247	—	—	—
	$—	$—	$—	$—	$22,993,577	$—	$10,494,247	$—	$—	$—
During the year ended February 28, 2022, Destinations International Equity Fund, Destinations Equity Income Fund, Destinations Low Duration Fixed Income Fund and Destinations Global Fixed Income Opportunities Fund utilized capital loss carryforwards of $1,148,497, $32,378,170, $3,446,667 and $6,455,467, respectively.
13. Regulation Regarding Derivatives
In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 will impose limits on the amount of derivatives a fund could enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. While the new rule became effective February 19, 2021, funds will not be required to fully comply with the new rule until August 19, 2022. It is not currently clear what impact, if any, the new rule will have on the availability, liquidity or performance of derivatives. Management is assessing the impact of Rule 18f-4 on the Funds.
14. Recent Accounting Pronouncements
In December 2020, the Securities and Exchange Commission adopted Rule 2a-5, Good Faith Determinations of Fair Value, under the 1940 Act, which is intended to address valuation practices and the role of the board of directors with respect to the fair value of the investments of a registered investment company. Among other things, Rule 2a-5 will permit the Portfolio’s Board to designate the Portfolio’s primary investment adviser to perform the Portfolio’s fair value determinations, which will be subject to the Board’s oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the investment adviser’s fair value determinations. Compliance with Rule 2a-5 will not be required until September 2022. The Adviser continues to review Rule 2a-5 and its impact on the Adviser’s and the Portfolio’s valuation policies and related practices.

Notes to Financial Statements
February 28, 2022 (concluded)

15. Subsequent Events
Management has evaluated subsequent events after the balance sheet date through the date that the financial statements were issued and the following items were noted which require recognition and/or disclosure: On September 7, 2021, the Funds’ custodian Brown Brothers Harriman & Company, (“BBH”), announced that it had entered into an agreement with State Street Bank and Trust Company (“State Street”) to sell BBH’s Investor Services business to State Street (the “Transaction”). The Transaction is subject to certain closing conditions, including regulatory and customary approvals, and it is expected to be consummated during the second calendar quarter of 2022 (the “Closing Date”). Consequently, as a result of the Transaction, it is expected that State Street will replace BBH as the Funds’ custodian effective as of the Closing Date.
Effective March 31, 2022, Jason B. Moore resigned as President of the Trust. His responsibilities as President have been allocated to other Officers of the Trust, including Ms. Noreen Beaman, who is the Chief Executive Officer of the Trust.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Brinker Capital Destinations Trust
and the Shareholders of Destinations Large Cap Equity Fund, Destinations Small-Mid Cap Equity Fund, Destinations International Equity Fund, Destinations Equity Income Fund, Destinations Core Fixed Income Fund, Destinations Low Duration Fixed Income Fund, Destinations Global Fixed Income Opportunities Fund, Destinations Municipal Fixed Income Fund, Destinations Multi Strategy Alternatives Fund and Destinations Shelter Fund
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of Destinations Large Cap Equity Fund, Destinations Small-Mid Cap Equity Fund, Destinations International Equity Fund, Destinations Equity Income Fund, Destinations Core Fixed Income Fund, Destinations Low Duration Fixed Income Fund, Destinations Global Fixed Income Opportunities Fund, Destinations Municipal Fixed Income Fund, Destinations Multi Strategy Alternatives Fund and Destinations Shelter Fund, each a series of shares of beneficial interest in Brinker Capital Destinations Trust (the “Funds”), including the schedules of investments, as of February 28, 2022, and the related statements of operations, changes in net assets, and the financial highlights as noted in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of February 28, 2022, and the results of their operations, the changes in their net assets, and their financial highlights as noted in the table below, in conformity with accounting principles generally accepted in the United States of America. The financial highlights for each of the periods in the three-year period ended February 29, 2020 were audited by other auditors, whose report dated April 29, 2020, expressed an unqualified opinion on such financial highlights.
Fund	Statements of Operations, Statements of Changes in Net Assets and Financial Highlights Presented
Destinations Large Cap Equity Fund	Statement of Operations for the year then ended, and the Statements of Changes in Net Assets and Financial Highlights for each of the years in the two-year period then ended.
Destinations Small-Mid Cap Equity Fund	Statement of Operations for the year then ended, and the Statements of Changes in Net Assets and Financial Highlights for each of the years in the two-year period then ended.
Destinations International Equity Fund	Statement of Operations for the year then ended, and the Statements of Changes in Net Assets and Financial Highlights for each of the years in the two-year period then ended.
Destinations Equity Income Fund	Statement of Operations for the year then ended, and the Statements of Changes in Net Assets and Financial Highlights for each of the years in the two-year period then ended.
Destinations Core Fixed Income Fund	Statement of Operations for the year then ended, and the Statements of Changes in Net Assets and Financial Highlights for each of the years in the two-year period then ended.
Destinations Low Duration Fixed Income Fund	Statement of Operations for the year then ended, and the Statements of Changes in Net Assets and Financial Highlights for each of the years in the two-year period then ended.

Fund	Statements of Operations, Statements of Changes in Net Assets and Financial Highlights Presented
Destinations Global Fixed Income Opportunities Fund	Statement of Operations for the year then ended, and the Statements of Changes in Net Assets and Financial Highlights for each of the years in the two-year period then ended.
Destinations Municipal Fixed Income Fund	Statement of Operations for the year then ended, and the Statements of Changes in Net Assets and Financial Highlights for each of the years in the two-year period then ended.
Destinations Multi Strategy Alternatives Fund	Statement of Operations for the year then ended, and the Statements of Changes in Net Assets and Financial Highlights for each of the years in the two-year period then ended.
Destinations Shelter Fund
Statement of Operations and Statement of Changes in Net Assets for the period October 27, 2021 (commencement of operations) to February 28, 2022. Financial Highlights for
Class I: October 27, 2021 to February 28, 2022 and Financial Highlights for
Class Z: December 2, 2021 to February 28, 2022.

Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risk of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2022 by correspondence with the custodian, transfer agents, issuers, agent banks, brokers, or by other appropriate auditing procedures where replies were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
BBD, LLP
We have served as the auditor of one or more of the Funds in the Brinker Capital Destinations Trust since 2020.
Philadelphia, Pennsylvania
April 29, 2022

Board Approval of Management Agreement and Investment Advisory Agreements (unaudited)

Brinker Capital Destinations Trust (“Trust” and, each series thereof a “Fund,” and together, the “Funds”) and Brinker Capital Investments, LLC (“Brinker Capital” or the “Adviser”), have entered into an investment advisory agreement (the “Advisory Agreement”), pursuant to which Brinker Capital selects investments in third-party funds and serves as “manager of managers” for the Funds in that it selects and oversees professional money managers (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) who are responsible for investing the portion of assets of the Funds allocated to each of them pursuant to a separate investment advisory agreement (a “Sub-Advisory Agreement” and collectively, the “Sub-Advisory Agreements” and, together with the Advisory Agreement, the “Agreements”) between Brinker Capital and each Sub-Adviser.
Section 15 of the Investment Company Act of 1940, as amended (the “Investment Company Act”) requires that the initial approval of a Fund’s investment advisory agreements be specifically approved by the vote of a majority of the outstanding shareholders of the Fund and the vote of a majority of the Trustees who are not “interested persons” (as defined in the Investment Company Act) of any party to the Agreements (the “Independent Trustees”) cast in person (or otherwise, as consistent with applicable laws, regulations and related guidance and relief) at a meeting called for such purpose. In addition, the Investment Company Act requires that the continuation or renewal of any investment advisory agreement be approved at least annually (after an initial period of up to two years), which requires the vote of a majority of the Board of Trustees (the “Board”), including a majority of the Independent Trustees. In the case of the initial approval of a Sub-Advisory Agreement, only the approval of a majority of the Board, including a majority of the Independent Trustees, is required because of an exemptive order that was granted to the Trust by the U.S. Securities and Exchange Commission (“SEC”). In addition, as a result of the impact of the coronavirus and COVID-19 pandemic, the SEC issued orders dated March 13, 2020, March 25, 2020 and June 19, 2020 (the “Orders”) that conditionally exempt registered investment companies and their investment advisers, as well as principal underwriters from in-person voting requirements.
Board Considerations of the Sub-Agreements
During the period covered by this Annual Report, the Board considered the renewal of certain Sub-Advisory Agreements with existing Sub-Advisers and the approval of certain new Sub-Advisory Agreements with new Sub-Advisers. In particular, at a meeting of the Board held on September 14-15, 2021 (the “September Meeting”), in reliance on and in compliance with the conditions of the Orders, Brinker Capital recommended and the Board, including all of the Independent Trustees, approved a new Sub-Advisory Agreement for the management of the Destinations International Equity Fund with Barrow, Hanley, Mewhinney & Strauss, LLC. In addition, at the September Meeting, Brinker Capital recommended and the Board, including all of the Independent Trustees, approved the renewal of the existing Sub-Advisory Agreements (i) for the management of the Destinations Small-Mid Cap Equity Fund with Ceredex Value Advisors LLC, Driehaus Capital Management, LLC (“Driehaus”) and LMCG Investments, LLC (“LMCG”); (ii) for the management of the Destinations Global Fixed Income Opportunities Fund with CrossingBridge Advisors, LLC (“CrossingBridge”); (iii) for the management of the Destinations Low Duration Fixed Income Fund with CrossingBridge and (iv) for the management of the Destinations Multi Strategy Alternatives Funds with Driehaus and LMCG.
Further, at a meeting of the Board held on December 7-8, 2021 (the “December Meeting”), in reliance on and in compliance with the conditions of the Orders, Brinker Capital recommended and the Board, including all of the Independent Trustees, approved a new Sub-Advisory Agreement (i) for the management of the Destinations Small-Mid Cap Equity Fund with Leeward Investments LLC (“Leeward”) and (ii) for the management of the Destinations Equity Income Fund with Nuveen Asset Management, LLC (“Nuveen”). In the first quarter of 2022, LMCG, a sub-adviser for the Small-Mid Cap Equity and Multi Strategy Alternative Funds, was expected to undergo a reorganization that would result in two separate 100% employee-owned firms (the “LMCG Transaction”), LMCG and Leeward. In anticipation that the LMCG Transaction could be deemed to result in a change of control under the Investment Company Act, resulting in the assignment, and automatic termination, of the Sub-Advisory agreement between Brinker Capital and LMCG with respect to the Destinations Small-Mid Cap Equity Fund, the Board approved at the December Meeting a new Sub-Advisory Agreement between Brinker Capital and Leeward with respect to Destinations Small-Mid Cap Equity Fund.
In addition, at the December Meeting, Brinker Capital recommended and the Board, including all of the Independent Trustees, approved the renewal of the existing Sub-Advisory Agreements (i) for the management of the Destinations Large Cap Equity Fund with BlackRock Investment Management, LLC (ii) for the management of the Destinations Core Fixed Income Fund with DoubleLine Capital LP (“DoubleLine”) and Wellington Management Company LLP (“Wellington”); (iii) for the management of the Destinations Low Duration Fixed Income Fund with DoubleLine; (iv) for the management of the Destinations Global Fixed Income Opportunities Fund with DoubleLine and Nuveen; and (v) for the management of the Destinations Municipal Fixed Income Fund with Northern Trust Investments, Inc. and Seix Investment Advisors, LLC.

Pursuant to the Sub-Advisory Agreements, the Sub-Advisers will provide (or will continue to provide) day-to-day management for the portion of the applicable Funds’ assets proposed to be allocated to it. In the context of Sub-Advisory Agreement renewals, the Board also considered information provided by Brinker Capital during prior meetings, and in the context of the approval of new Sub-Advisory Agreements, the Board considered certain introductory information that Brinker Capital had provided during prior meetings regarding the background of the Sub-Advisers and Brinker Capital’s thesis for incorporating their investment strategies in the applicable Funds. In doing so, the Trustees requested and received information from Brinker Capital and the applicable Sub-Adviser that they deemed reasonably necessary for their review of the Sub-Advisory Agreements and to evaluate the relevant performance of the Sub-Adviser, either with respect to the Funds (in the case of renewals) or representative accounts (in the case of approvals). The Trustees were assisted in their review by Fund counsel and counsel to those Trustees who are Independent Trustees and/or not an affiliated person of the Trust and met in executive sessions separate from representatives of Brinker Capital and the Sub-Advisers.
In voting to approve the Sub-Advisory Agreements, the Trustees considered whether the approval of the Sub-Advisory Agreements would be in the best interests of the applicable Fund and its shareholders, an evaluation based on several factors including those discussed below.
Nature, Extent and Quality of the Sub-Advisory Services
The Board received and considered information regarding the nature, extent and quality of services that will be provided (or will continue to be provided) to the Funds by the Sub-Advisers under the Sub-Advisory Agreements. The Trustees considered information regarding the process by which Brinker Capital selected and recommended the Sub-Advisers to the Board for renewal or approval, and the supervisory activities over the Sub-Advisers performed by Brinker Capital, including monitoring the Sub-Advisers’ compliance with the investment objectives, policies, and restrictions of the allocated assets of each applicable Fund. The Board considered the Sub-Advisers’ proposed specific responsibilities in all aspects of the day-to-day management of the portion of the Funds’ assets proposed to be allocated to it, as well as the qualifications, experience and responsibilities of the persons proposed to serve as the portfolio managers for the Funds’ assets to be managed by the Sub-Adviser and of other key personnel of the Sub-Adviser. The Board specifically took into account how each Sub-Adviser’s investment processes and capabilities were expected to complement the other Sub-Advisers to the Fund. The Trustees discussed the terms of the Sub-Advisory Agreements and considered Brinker Capital’s favorable assessment of the nature and quality of the Sub-Advisers’ services expected to be provided (or continue to be provided) to the Funds. The Board also reviewed information received from Brinker Capital and the Trust’s Chief Compliance Officer regarding the Trust’s compliance policies and procedures established pursuant to Rule 38a-1 under the Investment Company Act and those of Brinker Capital and of each Sub-Adviser. In the case of new Sub-Advisory Agreements, the Board considered the reports of the Trust’s Chief Compliance Officer as to the robustness of the Sub-Advisers’ compliance policies and procedures and Codes of Ethics.
With respect to Leeward, the Board considered information presented by Brinker Capital and Leeward regarding the portfolio management team noting, in particular, that after the LMCG Transaction, Leeward’s investment team would be composed of the same individuals who currently managed the Small-Mid Cap Equity Fund.
The Board discussed with representatives of Brinker Capital, the portfolio management strategy proposed to be employed (or continue to be employed) by the Sub-Advisers. The Board concluded that, overall, the nature, extent and quality of the investment advisory services expected to be provided by the Sub-Advisers were adequate and appropriate in light of  (i) the Sub-Advisers’ experience and the qualifications of their investment personnel in providing portfolio management services to other investment portfolios, (ii) the portfolio management and research resources expected to be applied by the Sub-Advisers in managing the portion of the Funds’ assets allocated to them, (iii) how the Sub-Advisers were expected to complement the applicable Fund’s existing Sub-Advisers, (iv) the Sub-Advisers’ compliance programs, and (v) Brinker Capital’s recommendation to engage each Sub-Adviser.
Performance
The Board received information from management regarding the Sub-Advisers’ historical performance returns managing the Funds (in the case of renewals) and managing investment mandates similar to that of the applicable Funds (in the case of renewals and approvals), with such performance compared to a relevant index. The Board discussed with representatives of Brinker Capital the investment strategy to be employed by each Sub-Adviser in the management of the applicable Funds’ assets. The Board discussed the reputation and experience of the Sub-Advisers, their portfolio managers’ experience, and Brinker Capital’s experience and reputation in selecting, evaluating, and overseeing investment managers, including the process and diligence undertaken by Brinker Capital in evaluation Sub-Adviser performance. The Board determined that these factors supported a decision to renew or approve, as applicable, the Sub-Advisory Agreements.
Sub-Advisory Fees and Expense Ratios; Economies of Scale and Other Benefits
The Board considered the fees payable under the Sub-Advisory Agreements, noting that the fees would be payable by Brinker Capital to each Sub-Adviser, and, thus, would not impact the fees paid by the Funds. The Board concluded that the proposed fees payable to the Sub-Advisers with respect to the assets to be managed by the Sub-Adviser were reasonable and appropriate. The Board recognized that, because the Sub-Advisers’ fees would be paid by Brinker Capital, and not the Fund, an analysis of profitability was more appropriate in the context of the Board’s consideration of the management agreement between the Trust and Brinker Capital. The Board received and considered a profitability analysis of Brinker Capital with respect to the addition of Barrow Hanley and Leeward, each as a Sub-Adviser to the applicable Funds, as well as the sub-advisory fees to be paid under the Sub-Advisory Agreements proposed for renewal, and determined that Brinker Capital’s profitability was not excessive in light of the nature, extent and quality of the services to be provided to the applicable Funds, noting in particular the existence of an ongoing contractual fee waiver that limits the total amount of advisory fees that may be retained by Brinker Capital to 39 basis points of each Fund’s assets. Similarly, the Board recognized that, because each Sub-Adviser’s fees would be paid by Brinker Capital, and not the Funds, an analysis of economies of scale with respect to the Sub-Advisers was more appropriate in the context of the Board’s consideration of the management agreement between the Trust and Brinker Capital. Accordingly, economies of scale with respect to the Sub-Advisers were not materially considered relevant at that time to the Board’s decision to approve the Sub-Advisory Agreements. The Board also concluded that any other benefits that could be expected to accrue to the Sub-Advisers by virtue of their relationship with the Funds, such a reputational gain and increased assets under management, were reasonable.
After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, with the advice of Fund counsel and independent legal counsel, resolved to renew and approve, as applicable, the proposed Sub-Advisory Agreements, having determined that the Sub-Advisory Agreements would be in the best interests of the applicable Funds and their shareholders.
Board Considerations of the Advisory Agreement
At the December Meeting the Board considered the renewal of the Advisory Agreement between Brinker Capital and the Trust. The Board, including a majority of the Independent Trustees, renewed the Advisory Agreement for an additional one-year period. The Trustees requested and received information from Brinker Capital that they deemed reasonably necessary for their review of the Advisory Agreement and the performance of Brinker Capital. The Trustees were assisted in their review by Fund counsel and met in executive sessions separate from representatives of Brinker Capital.
Nature, Extent and Quality of Brinker Capital Advisory Services
The Board considered the nature, extent and quality of the advisory services that Brinker Capital has provided the various series of the Trust and the resources Brinker Capital dedicated to the Funds. In this regard, the Trustees evaluated, among other things, Brinker Capital’s personnel, experience, track record and compliance program. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by Brinker Capital to the Funds and the resources of Brinker Capital dedicated to the Funds were sufficient to support the renewal of the Advisory Agreement.
Performance
In determining whether to renew the Advisory Agreement, the Board considered the performance of Brinker Capital in selecting and evaluating Sub-Advisers, allocating Fund assets among Sub-Advisers, and determining relative passive- and active-investment exposures within the Funds. The Board also considered the Funds’ performance relative to their peer groups and appropriate indexes/benchmarks. The Trustees reviewed performance information for each Fund, noting that they receive performance reports that permit them to monitor each Fund’s performance at board meetings throughout the year. Based on the materials considered and discussed at the meetings, the Board found Fund performance satisfactory, or, where performance was materially below the benchmark and/or peer group, the Board was satisfied with the reasons provided to explain such performance. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Funds was sufficient to support renewal of the Advisory Agreement.

Profitability
The Board considered the profits realized by Brinker Capital in connection with the operation of the Funds, and whether the amount of profit was a fair entrepreneurial profit for the management of the Funds. In particular, the Board considered that Brinker Capital retained a maximum amount of compensation (as a percentage of Fund assets) from each Fund as a result of the contractual fee waivers. The Board also considered the profitability of Brinker Capital for providing advisory services to the Funds as an overall complex, noting that Brinker Capital implemented its model-based investment advice through allocations of assets among the Funds. The Board also considered the Funds’ operating expenses and the impact of any fee waivers and expense reimbursements on Brinker Capital’s profits. As to each Fund, the Board concluded, in the context of its full deliberations, that Brinker Capital’s level of profitability was reasonable and supported renewal of the Advisory Agreements.
Fees and Economies of Scale
As to each Fund, the Board reviewed and considered the management fees payable by the Fund to Brinker Capital in light of the nature, extent and quality of the advisory services provided by the by Brinker Capital. The Board also reviewed and considered whether fee waiver and/or expense reimbursement arrangements were in place for a Fund and considered the actual fee rate (after taking any such waivers and reimbursements into account) and whether any fee waivers and expense reimbursements could be discontinued. Further, the Board considered that, as a result of the contractual advisory fee waivers, Brinker Capital would not retain a different percentage of the overall advisory fee based on the Sub-Advisers selected, the fees charged to Sub-Advisers or the allocation of a Fund’s assets among Sub-Advisers. The Board also reviewed with management the scope of services provided to the Funds by Brinker Capital and that Brinker Capital coordinates and oversees the provision of services to each Fund by other fund service providers, including the Sub-Advisers. Additionally, the Board received and considered information comparing each Funds’ advisory fees with those of a group of funds selected by Broadridge.
The Board determined, in the context of its full deliberations, that, as to each Fund, the advisory fee paid by the Fund to Brinker Capital was reasonable in light of comparative performance and expense information and the nature, extent and quality of the services provided to the Fund under the Agreements.
As to each Fund, the Board considered information regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale and whether there is potential for realization of any further economies of scale. The Board considered the various ways economies of scale could be realized and shared with Fund investors, and whether economies of scale in the provision of services to the Fund were being passed along to the shareholders. As to each Fund, the Board also noted that to the extent the Fund’s assets increase over time, the Fund and its shareholders should realize economies of scale as certain expenses, such as fixed fund fees, become a smaller percentage of overall assets.
Other Benefits to Brinker Capital
As to each Fund, the Board considered other benefits received or that could be expected to be received by Brinker Capital and its affiliates as a result of their relationship with the Funds, including soft dollar arrangements, receipt of brokerage and the opportunity to offer additional products and services to Fund shareholders.
In light of Brinker Capital’s costs of providing investment management and other services to the Funds and Brinker Capital’s ongoing commitment to the Funds and each Sub-adviser’s day-to-day management of the portion of the respective Fund’s assets allocated to it, the profits and ancillary benefits that Brinker Capital and its affiliates received were considered reasonable.
Distributor approval
At the September Meeting, the Board, including a majority of the Independent Trustees approved a new distribution agreement between the Funds and Foreside Fund Services, LLC (“Foreside”), for an additional one-year period. The approval was due to an “assignment” (as such term is defined in the Investment Company Act) as the majority of interests of Foreside Financial Group, LLC, the indirect parent of Foreside, was sold to GC Mountaintop Acquisition Corporation, an affiliate of Genstar Capital Partners LLC.

Review of Liquidity Risk Management Program (unaudited)
Pursuant to Rule 22e-4 under the Investment Company Act, the Trust, on behalf of the Funds, has adopted a liquidity risk management program (the “Program”) to govern the Trust’s approach to managing liquidity risk. The Program is overseen by the Liquidity Risk Management Committee, and the Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund.
At the December Meeting, the Trustees received a report from the Liquidity Risk Management Committee addressing the operations of the Program and assessing its adequacy and effectiveness of implementation. The Liquidity Risk Management Committee determined, and reported to the Board, that the Program is reasonably designed to assess and manage each Fund’s liquidity risk and has operated adequately and effectively to manage each Fund’s liquidity risk since the Program was implemented on September 21, 2018. The Liquidity Risk Management Committee reported that during the period covered by the report, there were no liquidity events that impacted the Funds or their ability to timely meet redemptions without dilution to existing shareholders. The Liquidity Risk Management Committee further noted that no material changes have been made to the Program since its implementation.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in the Funds may be subject.

Additional Information (Unaudited)

TRUSTEES AND OFFICERS OF THE TRUST
The Trust’s Board of Trustees (“Board” or “Trustees”) is responsible for overseeing the Trust’s management and operations. The Board approves all significant agreements between the Trust and the companies that furnish services to the Funds, including agreements with the Trust’s distributor, the Manager, the Sub-advisers, custodian, transfer agent and administrator. The Board elects officers who are responsible for the day-to-day operations of the Trust and the Funds and who execute policies authorized by the Board.
Brinker Capital Investments, LLC (the “Brinker Capital” or the “Adviser”), serves as the investment adviser for the Funds. The Funds employ a “multi-manager” strategy. The Adviser selects and oversees professional money managers (each a “Sub-adviser”) who are responsible for investing the assets of the Funds allocated to them. In addition to investment advisory services, the Adviser monitors and supervises the services provided to the Trust by its administrator. The Adviser also is responsible for conducting all operations of the Trust, except those operations contracted to the Sub-advisers, the custodian, the transfer agent and the administrator.
The names of the Trustees and officers of the Trust, their addresses and years of birth, together with information as to their principal business occupations and, for the Trustees, other board memberships they have held during the past five years, are set forth below. The executive officers of the Trust are employees of organizations that provide services to the Funds. The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and officers. The SAI may be obtained without charge by calling 1-877-771-7979.
Name, Address and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen By Trustee	Other Board Memberships Held During Past Five Years by Trustee
INDEPENDENT TRUSTEES*
J. Scott Coleman, CFA 7 Forest Road Wayne, PA 19087 Birth Year: 1960	Trustee	Since 2017	President and Managing Partner of Woodland Park Consulting, LLC since 2017. President and CEO of Optimum Fund Trust from 2011 to 2015. President of Delaware Distributors from 2008 to 2015. Executive Vice President, Head of Distribution and Marketing, Delaware Investments 2008 to 2015. In addition, Head of Macquarie Investment Management EMEA Distribution from 2012 to 2015. Managing Director at Goldman Sachs & Co. from 2001 to 2008.	10	Optimum Fund Trust from 2011 to 2015.
Nicholas M. Marsini, Jr. 120 St. Moritz Drive Wilmington, DE 19807 Birth Year: 1955	Trustee, Chair of Audit Committee	Since 2017	Retired since 2016. Regional President of PNC Delaware from 2011 to 2016. Executive Vice President and Chief Financial Officer of PNC Global Investment Servicing from 1997 to 2010.	10	FundVantage Trust, Third Avenue Trust, Third Avenue Variable Series Trust.

Name, Address and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen By Trustee	Other Board Memberships Held During Past Five Years by Trustee
Gregory E. McGowan 300 SE 2nd Street Fort Lauderdale, FL 33301 Birth Year: 1949	Trustee	Since 2017	President and CEO, GEMPENN Global Consultancy, Inc. since 2016. Senior Strategic Advisor, Franklin Templeton Investments in 2016. Executive Vice President, Director and General Counsel of Templeton International, Inc. from 1992 to 2016. Executive Vice President, Secretary and General Counsel of Templeton Global Advisors Limited (a Bahamian corporation) from 1992 to 2016.	10	Lifestar Holdings (Formerly Global Capital PLC a Malta Public Company), Franklin Templeton Sealand Fund Management Co. Ltd., China Life Franklin Asset Management Company Limited, Templeton Investment Counsel LLC, Franklin Templeton Trustee Services Private Limited (India), Franklin Templeton International Services S.A. (Luxembourg), Franklin Templeton Investments (Asia) Limited, Franklin Templeton Investments Japan Ltd., Templeton Asset Management Ltd. (Singapore), Franklin Templeton Holding Limited (Mauritius), Franklin Templeton Investment Services Mexico, S. de R. L., Templeton Global Growth Fund Ltd Australia), Franklin Liberty Shares ICAV (Ireland), Franklin Emerging Markets Debt Fund PLC (Ireland), Franklin Floating Rate Fund PLC (Ireland).
INTERESTED TRUSTEES*
Joseph V. Del Raso Troutman Pepper Hamilton LLP 3000 Two Logan Square, 18th & Arch Streets Philadelphia, PA 19103-2799 Birth Year: 1952	Trustee	Since 2017 (Chair of the Board until April 1, 2018).	Partner at Troutman Pepper Hamilton LLP (law firm) since 1998.	10	Lifestar Holdings (Formerly Global Capital PLC a Malta Public Company).
Noreen D. Beaman** Brinker Capital Investments, LLC 1055 Westlakes Drive, Suite 250 Berwyn, PA 19312 Birth Year: 1964	Chair of the Board of Trustees and Chief Executive Officer	Since 2018	President of Brinker Capital Investments, LLC from 2020 until 2022. Chief Executive Officer of Brinker Capital, Inc. from 2012 to 2020. President of Brinker Capital Holdings, LLC from 2020 to 2022. President and CEO of Brinker Capital Securities, LLC from 2020 to 2022. President of Orion Advisor Solutions, Inc. from 2021 to 2022 (EVP in 2020). President of Orion Advisor Technology, LLC from 2021 to 2022 (EVP in 2020). President of Orion Portfolio Solutions, LLC from 2021 to 2022.	10	Board of Directors/Managers for following entities since 2020 and Vice Chair since February 2022: GT Polaris GP, LLC, GT Polaris Holdings, Inc., GT Polaris Midco, Inc., Orion Advisor Solutions, Inc. MMI Executive Committee since 2021; MMI Board of Governors (2020-2021); MMI Leadership Pathway (2016 to 2020); Envestnet Institute Women In Wealth (2017 to 2020); St. Peter’s University Board of Trustees and Chair of Investment Committee of St. Peter’s University since 2021; St. Peter’s University Board of Trustees (2014 to 2017).

*
Each Trustee remains in office until he or she resigns, retires or is removed.

Name, Address and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years
OFFICERS*
Kevin Fustos Brinker Capital Investments, LLC 1055 Westlakes Drive, Suite 250 Berwyn, PA 19312 Birth Year: 1970	Chief Financial Officer & Treasurer	Since December 2020	Vice President of Financial Planning and Analysis, Orion Advisor Solutions, since 2016; Omaha Public Power District from 2004 to 2016.
Brian Ferko Brinker Capital Investments, LLC 1055 Westlakes Drive, Suite 250 Berwyn, PA 19312 Birth Year: 1971	Chief Compliance Officer & Anti- Money Laundering Officer	Since January 2017	Chief Compliance Officer of Brinker Capital Investments, LLC since 2015; Chief Compliance Officer of Brinker Capital Investments, LLC contracted through Cipperman Compliance Services from 2010 to 2015; Chief Operating Officer of Cipperman Compliance Services from 2012 to 2015.
Donna Marley Brinker Capital Investments, LLC 1055 Westlakes Drive, Suite 250 Berwyn, PA 19312 Birth Year: 1955	Chief Operating Officer	Since April 2017	Senior Vice President of Funds of Brinker Capital Investments, LLC since 2017; Executive Director of Morgan Stanley from 2009 to 2017.
Peter Townsend Brinker Capital Investments, LLC 1055 Westlakes Drive, Suite 250 Berwyn, PA 19312 Birth Year: 1977	Secretary & Deputy Chief Compliance Officer	Since January 2017	Deputy Funds Chief Compliance Officer of Brinker Capital Investments, LLC since 2017; Director of Compliance of Penn Capital Management Company, Inc. from 2015 to 2017; Director of Compliance of Cipperman Compliance Services from 2013 to 2015; Associate of J.P. Morgan Chase & Co. from 2008 to 2013.
Amy Magnotta, CFA Brinker Capital Investments, LLC 1055 Westlakes Drive, Suite 250 Berwyn, PA 19312 Birth Year: 1978	Investment Officer	Since January 2017	Head of Discretionary Portfolios at Brinker Capital Investments, LLC since 2021; Co-Head of Discretionary Portfolios at Brinker Capital Investments, LLC in 2020; Senior Vice President and Head of Discretionary Portfolios of Brinker Capital Investments, LLC from 2017 to 2020; Senior Investment Manager of Brinker Capital Investments, LLC from 2008 to 2017.

Name, Address and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years
Leigh Lowman, CFA Brinker Capital Investments, LLC 1055 Westlakes Drive, Suite 250 Berwyn, PA 19312 Birth Year: 1982	Investment Officer	Since January 2017	Senior Portfolio Manager of Brinker Capital Investments, LLC since 2021; Investment Manager of Brinker Capital Investments, LLC from 2017 to 2020; Senior Investment Analyst of Brinker Capital Investments, LLC from 2015 to 2017; Outreach Analyst of The Investment Fund for Foundations from 2014 to 2015; Senior Associate of Mondrian Investment Partners from 2011 to 2014.
Timothy Holland, CFA Brinker Capital Investments, LLC 1055 Westlakes Drive, Suite 250 Berwyn, PA 19312 Birth Year: 1969	Investment Officer	Since June 2017	Chief Investment Officer of Brinker Capital Investments, LLC since 2020; Senior Vice President and Global Investment Strategist of Brinker Capital Investments, LLC from 2017 to 2020; Co-Head US Sub Advisory of Pictet Asset Management in 2016; Portfolio Manager and Partner of TAMRO Capital Partners from 2005 to 2016.
Grant Engelbart, CFA, CAIA Brinker Capital Investments, LLC 1055 Westlakes Drive, Suite 250 Berwyn, PA 19312 Birth Year: 1987	Investment Officer	Since March 2021	Senior Portfolio Manager at Brinker Capital Investments, LLC since 2021; Senior Portfolio Manager and Director of Research at CLS Investments, LLC from 2018 to 2021; Portfolio Manager at CLS Investments, LLC from 2013 to 2018.
Patrick Amerson Brinker Capital Investments, LLC 1055 Westlakes Drive, Suite 250 Berwyn, PA 19312 Birth Year: 1994	Investment Officer	Since December 2021	Investment Analyst at Brinker Capital Investments, LLC since 2021; Client Service Representative at Brinker Capital Investments, LLC from 2019 to 2021; Operations Associate at Brinker Capital Investments, LLC from 2017-2019.
Michael Hadden Brinker Capital Investments, LLC 1055 Westlakes Drive, Suite 250 Berwyn, PA 19312 Birth Year: 1994	Investment Officer	Since December 2021	Portfolio Manager at Brinker Capital Investments, LLC since 2020; Investment Research Analyst at CLS Investments, LLC from 2018 to 2020; Junior Investment Analyst at CLS Investments LLC from 2017 to 2018.

*
The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

Important Tax Information (unaudited)

The following information is provided with respect to the distributions paid during the taxable year ended February 28, 2022:
	Destinations Large Cap Equity Fund	Destinations Small-Mid Cap Equity Fund	Destinations International Equity Fund	Destinations Equity Income Fund	Destinations Core Fixed Income Fund
Ordinary Income:
Qualified Dividend Income for Individuals	26.38%	6.93%	100.00%	100.00%	—
Dividends Qualifying for the Dividends Received
Deduction for Corporations	25.22%	6.71%	9.45%	73.07%	—
Foreign Taxes Paid	—	—	$4,249,101	—	—
Foreign Source Income	—	—	$34,454,375	—	—
Foreign Tax Paid Per Share	—	—	0.02	—	—
Foreign Source Income Per Share	—	—	0.17	—	—
	Destinations Low Duration Fixed Income Fund	Destinations Global Fixed Income Opportunities Fund	Destinations Municipal Fixed Income Fund	Destinations Multi Strategy Alternatives Fund	Destinations Shelter Fund
Ordinary Income:
Qualified Dividend Income for Individuals	—	—	—	6.80%	100.00%
Dividends Qualifying for the Dividends Received Deduction for Corporations	—	—	—	6.83%	100.00%
Interest from Tax-Exempt Obligations	—	—	100.00%	—	—

Brinker Capital Destinations Trust
Investment Adviser
Brinker Capital Investments, LLC
1055 Westlakes Drive, Suite 250
Berwyn, PA 19312
www.brinkercapital.com
Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
www.foreside.com
Legal Counsel
Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, PA 19103
www.morganlewis.com
Independent Registered Public Accounting Firm
BBD, LLP
1835 Market Street, 3rd Floor
Philadelphia, PA 19103
www.bbdcpa.com
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(b)	Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.

Not applicable.

ITEM 2. CODE OF ETHICS.

As of the period ended February 28, 2022 (“Reporting Period”), the Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party (“Code”). The Registrant has not amended any provision in its Code that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. A copy of this Code is filed as an Exhibit to this Form N-CSR pursuant to Item 13(a)(1). The Registrant has not granted any waiver, including any implicit waiver, from a provision of its Code to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Nicholas Marsini Jr. possesses the attributes identified in Instruction (b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Mr. Marsini as the Registrant’s audit committee financial expert. Mr. Marsini is an “independent” Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

AUDIT FEES –

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years ended February 28, 2022 and February 28, 2021 for professional services rendered by the Registrant’s principal accountant (“Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for each of the last two fiscal years, were $228,000 in 2022 and $209,000 in 2021.

(b) Audit-Related Fees. The aggregate fees billed for each of the last two fiscal years ended February 28, 2022 and February 28, 2021, for assurance and related services by the Auditor that were reasonably related to the performance of the audit of the Registrant’s financial statements and were not reported under paragraph (a) of this Item 4, were $0 in 2022 and $0 in 2021.

(c) Tax Fees. The aggregate fees billed for each of the last two fiscal years ended February 28, 2022 and February 28, 2021, for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $27,750 in 2022 and $25,000 in 2021. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

(d) All Other Fees. The aggregate fees billed for each of the last two fiscal years ended February 28, 2022 and February 28, 2021, for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this Item 4, were $0 for 2022 and $0 for 2021.

(e)(1) The Charter for the Audit Committee (“Committee”) of the Brinker Capital Destinations Trust provides that the Committee may pre-approve all audit and permitted non-audit services the independent auditor provides to a Fund, and all services that the independent auditor provides to the Fund’s investment adviser(s) and advisory affiliates (whether or not directly related to the Fund’s operations and financial reporting); except that (a) services provided to a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser, and (b) de minimis non-audit services, shall not require pre-approval

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(c) of Rule 2-01 of Regulation S-X, with respect to: Audit-Related Fees were 0% for 2022 and 0% for 2021; Tax Fees were 0% for 2022 and 0% for 2021; and Other Fees were 0% for 2022 and 0% for 2021.

(f) Not Applicable.

(g) Aggregate non-audit fees billed by the Auditor for services rendered to the Registrant and the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management as is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for each of the last two fiscal years of the Registrant (“Service Affiliates”) were $0 for 2022 and $0 for 2021.

(h) The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the Auditor’s independence.

(i) A registrant identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form NCSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction must electronically submit to the Commission on a supplemental basis documentation that establishes that the registrant is not owned or controlled by a governmental entity in the foreign jurisdiction. The registrant must submit this documentation on or before the due date for this form. A registrant that is owned or controlled by a foreign governmental entity is not required to submit such documentation.

Not Applicable.

(j) A registrant that is a foreign issuer, as defined in 17 CFR 240.3b-4, identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

Not Applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a)	A Schedule of Investments in securities of unaffiliated issuers as of the close of the Reporting Period is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not Applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Trustees, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c)) were effective, as of a date within 90 days of the filing date of this report, based on their evaluations of these disclosure controls and procedures as required by Rule 30a-3(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(b)), and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(d)), that occurred during the Registrant’s last fiscal half year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 13. EXHIBITS.

(a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)) are attached hereto.

(b) Certifications pursuant to 18 U.S.C. Section 1350 as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Brinker Capital Destinations Trust

By:	/s/ Noreen D. Beaman
Noreen D. Beaman
Chief Executive Officer

Date:	May 6, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Noreen D. Beaman
Noreen D. Beaman
Chief Executive Officer

Date:	May 6, 2022

Brinker Capital Destinations Trust

By:	/s/ Kevin Fustos
Kevin Fustos
Chief Financial Officer and Treasurer

Date:	May 6, 2022